UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

Morningstar Alternatives Solution ETF Schedule of Portfolio Investments August 31, 2015 (Unaudited)

Shares		Value
	Exchange Traded Funds — 100.0%

51,607	ProShares 30 Year TIPS/TSY Spread*±	$1,530,664
36,325	ProShares DJ Brookfield Global Infrastructure ETF±	1,435,201
124,994	ProShares Global Listed Private Equity ETF±	5,120,379
179,528	ProShares Hedge Replication ETF*±	7,547,357
286,988	ProShares Managed Futures Strategy ETF*±	5,944,956
137,995	ProShares Merger ETF±	5,075,456
61,204	ProShares RAFI Long/Short±	2,426,127
	Total Exchange Traded Funds (Cost $29,492,292)	29,080,140

Principal Amount
	Repurchase Agreements (a) — 2.0%

$577,764	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $577,765	577,764
	Total Repurchase Agreements (Cost $577,764)	577,764

	Total Investment Securities (Cost $30,070,056) — 102.0%	29,657,904
	Liabilities in excess of other assets — (2.0%)	(571,521)
	Net Assets — 100.0%	$29,086,383

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

±	Affiliated company as defined under the Investment Company Act of 1940.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,872
Aggregate gross unrealized depreciation	(440,002)
Net unrealized depreciation	$(424,130)
Federal income tax cost of investments	$30,082,034

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending August 31, 2015, was as follows:

Security	Value May 31, 2015	Purchases at Cost	Sales at Cost	Value August 31, 2015	Dividend Income	Realized Loss
ProShares 30 Year TIPS/TSY Spread	$564,189	$1,033,367	$29,675	$1,530,664	$—	$(1,637)
ProShares DJ Brookfield Global Infrastructure ETF	2,864,027	554,996	1,714,590	1,435,201	23,032	(116,542)
ProShares Global Listed Private Equity ETF	1,845,993	3,336,666	—	5,120,379	36,111	—
ProShares Hedge Replication ETF	4,938,865	2,812,848	—	7,547,357	—	—
ProShares Managed Futures Strategy ETF	6,288,508	1,506,082	1,754,081	5,944,956	—	(85,911)
ProShares Merger ETF	3,802,169	1,263,002	—	5,075,456	2,398	—
ProShares RAFI Long/Short	3,134,640	780,281	1,408,782	2,426,127	6,699	(51,285)
	$23,438,391	$11,287,242	$4,907,128	$29,080,140	$68,240	$(255,375)

Further information about each affiliated Underlying Fund, other than ProShares Managed Futures Strategy, may be found herein. The most recent annual report for the ProShares Managed Futures Strategy, a series of ProShares Trust II, may be found at www.ProShares.com.

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastracture ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 83.5%
	Consumer Discretionary — 2.7%

4,905	Eutelsat Communications S.A.	$147,924
13,916	SES S.A. (FDR)	413,429
		561,353
	Energy — 19.5%

3,342	Cheniere Energy, Inc.*	207,705
4,815	Columbia Pipeline Group, Inc.	122,108
907	Enbridge Energy Management LLC	25,532
17,451	Enbridge, Inc.	721,200
757	EnLink Midstream LLC	18,062
6,816	Inter Pipeline Ltd.	146,102
3,449	Keyera Corp.	105,861
26,370	Kinder Morgan, Inc.	854,652
1,353	Koninklijke Vopak N.V.	55,751
3,168	ONEOK, Inc.	114,080
6,935	Pembina Pipeline Corp.	192,405
2,943	Plains GP Holdings LP, Class A	57,653
666	SemGroup Corp., Class A	36,630
10,187	Spectra Energy Corp.	296,136
733	Targa Resources Corp.	48,422
14,442	TransCanada Corp.	503,867
5,890	Veresen, Inc.	60,843
10,229	Williams Cos., Inc. (The)	493,038
		4,060,047
	Financials — 7.4%

9,730	American Tower Corp. (REIT)	897,009
7,762	Crown Castle International Corp. (REIT)	647,273
		1,544,282
	Industrials — 15.1%

12,522	Abertis Infraestructuras S.A.	207,401
2,268	Aena S.A.(a)*	260,866
1,008	Aeroports de Paris	115,771
12,482	Atlantia SpA	334,199
28,129	Auckland International Airport Ltd.	88,250
46,801	Beijing Capital International Airport Co. Ltd., Class H	50,364
10,464	Beijing Enterprises Holdings Ltd.	61,096
55,546	China Merchants Holdings International Co. Ltd.	185,630
4,407	Empresas ICA SAB de CV (ADR)*	7,051
12,785	Ferrovial S.A.	305,871
117	Flughafen Zuerich AG	93,138
1,141	Fraport AG Frankfurt Airport Services Worldwide	68,987
16,982	Groupe Eurotunnel SE	229,915
1,052	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	87,989
624	Grupo Aeroportuario del Sureste SAB de CV (ADR)	90,942
764	Hamburger Hafen und Logistik AG	13,927
166,755	Hutchison Port Holdings Trust, Class U	87,546
2,243	Japan Airport Terminal Co. Ltd.	100,462
37,730	Jiangsu Expressway Co. Ltd., Class H	44,594
11,792	Macquarie Atlas Roads Group	28,700
1,310	Obrascon Huarte Lain S.A.	20,360
23,608	Shenzhen Expressway Co. Ltd.	15,414
2,187	Societa Iniziative Autostradali e Servizi SpA	25,057
33,529	Sydney Airport	137,200
59,110	Transurban Group	407,195
1,879	Westshore Terminals Investment Corp.	37,834
44,265	Zhejiang Expressway Co. Ltd., Class H	47,520
		3,153,279
	Information Technology — 0.1%

500	Ei Towers SpA	30,635

	Telecommunication Services — 1.7%

2,977	SBA Communications Corp., Class A*	351,881

	Utilities — 37.0%

1,820	AGL Resources, Inc.	111,002
870	American States Water Co.	32,842
4,136	American Water Works Co., Inc.	214,824
22,639	APA Group	141,294
4,073	Aqua America, Inc.	103,291
1,533	Atmos Energy Corp.	83,993
51,629	AusNet Services	47,948
139,897	Beijing Enterprises Water Group Ltd.*	100,184
1,101	California Water Service Group	22,714
9,895	CenterPoint Energy, Inc.	184,245
45,616	China Gas Holdings Ltd.	66,628
16,762	China Resources Gas Group Ltd.	44,230
10,602	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	45,907
6,736	Consolidated Edison, Inc.	423,762
65,424	DUET Group	101,964
1,025	Elia System Operator S.A./N.V.	46,393
4,445	Enagas S.A.	121,806
15,433	ENN Energy Holdings Ltd.	78,758
7,306	Eversource Energy	345,135
8,568	Fortis, Inc.	232,435
143,684	Hong Kong & China Gas Co. Ltd.	271,051
3,562	ITC Holdings Corp.	116,477
622	Laclede Group, Inc. (The)	32,929
119,004	National Grid PLC	1,570,643
1,299	New Jersey Resources Corp.	36,723
4,815	NiSource, Inc.	80,844
371	Northwest Natural Gas Co.	16,316
1,081	NorthWestern Corp.	55,823
798	ONE Gas, Inc.	34,290
12,323	Pennon Group PLC	145,699
5,814	Pepco Holdings, Inc.	133,606
11,043	PG&E Corp.	547,512
1,199	Piedmont Natural Gas Co., Inc.	46,257
3,341	Red Electrica Corp. S.A.	267,086
3,524	Sempra Energy	334,251
7,358	Severn Trent PLC	234,511
43,747	Snam SpA	214,134
711	Southwest Gas Corp.	39,169
41,546	Spark Infrastructure Group	58,837
43,246	Terna Rete Elettrica Nazionale SpA	201,684
10,454	Toho Gas Co. Ltd.	63,033
46,851	Tokyo Gas Co. Ltd.	256,331
17,766	Towngas China Co. Ltd.	11,301
1,320	UIL Holdings Corp.	60,100
21,054	United Utilities Group PLC	276,228
750	WGL Holdings, Inc.	40,650
		7,694,840
	Total Common Stocks (Cost $19,481,461)	17,396,317

	Investment Companies — 0.7%
	Financials — 0.7%

16,163	3i Infrastructure PLC	40,824

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Investment Companies (continued)
41,105	HICL Infrastructure Co. Ltd.	$95,497
		136,321
	Total Investment Companies (Cost $139,112)	136,321

	Master Limited Partnerships — 15.1%
	Energy — 14.7%

618	Antero Midstream Partners LP	14,313
1,772	Boardwalk Pipeline Partners LP	24,206
1,932	Buckeye Partners LP	136,051
645	Cheniere Energy Partners LP	19,182
844	Columbia Pipeline Partners LP	16,736
1,641	Crestwood Equity Partners LP	4,759
2,192	Crestwood Midstream Partners LP	17,119
1,375	DCP Midstream Partners LP	38,775
414	Dominion Midstream Partners LP	15,169
2,991	Enbridge Energy Partners LP	84,585
12,274	Energy Transfer Equity LP	344,286
6,307	Energy Transfer Partners LP	309,926
1,994	EnLink Midstream Partners LP	35,154
18,814	Enterprise Products Partners LP	528,862
735	EQT Midstream Partners LP	57,183
1,318	Genesis Energy LP	57,544
490	Holly Energy Partners LP	16,944
3,451	Magellan Midstream Partners LP	243,537
2,513	MarkWest Energy Partners LP	141,658
346	MPLX LP	17,169
981	NuStar Energy LP	51,189
467	NuStar GP Holdings LLC	15,504
2,388	ONEOK Partners LP	77,252
359	Phillips 66 Partners LP	22,402
6,028	Plains All American Pipeline LP	217,370
378	Rice Midstream Partners LP	6,339
758	Spectra Energy Partners LP	38,613
501	Summit Midstream Partners LP	11,042
2,531	Sunoco Logistics Partners LP	85,624
2,464	Targa Resources Partners LP	74,388
706	TC PipeLines LP	38,110
858	Tesoro Logistics LP	45,311
246	Valero Energy Partners LP	12,750
349	Western Gas Equity Partners LP	18,532
1,111	Western Gas Partners LP	65,360
3,917	Williams Partners LP	156,092
		3,059,036
	Utilities — 0.4%

2,381	Brookfield Infrastructure Partners LP	94,049

	Total Master Limited Partnerships (Cost $4,087,149)	3,153,085

Principal Amount
	Repurchase Agreements (b) — 0.6%
$117,815	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $117,815	117,815
	Total Repurchase Agreements (Cost $117,815)	117,815

	Total Investment Securities (Cost $23,825,537) — 99.9%	20,803,538
	Other assets less liabilities — 0.1%	21,927
	Net Assets — 100.0%	$20,825,465

*	Non-income producing security.
(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
REIT	Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,339
Aggregate gross unrealized depreciation	(3,407,802)
Net unrealized depreciation	$(3,068,463)
Federal income tax cost of investments	$23,872,001

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2015:

United States	49.6%
United Kingdom	11.3%
Canada	10.1%
Spain	5.7%
Australia	4.4%
Italy	3.9%
China	2.9%
France	2.4%
Japan	2.0%
Luxemburg	2.0%
Hong Kong	1.8%
Mexico	0.9%
Switzerland	0.4%
New Zealand	0.4%
Singapore	0.4%
Germany	0.4%
Netherlands	0.3%
Belgium	0.2%
Brazil	0.2%
Other (1)	0.7%
100.0%

(1)           Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 91.4%
	Financials — 91.4%

184,407	3i Group PLC	$1,391,659
8,760	Altamir	104,887
79,706	American Capital Ltd.*	1,108,710
78,321	Apollo Investment Corp.	509,870
91,742	Ares Capital Corp.	1,446,771
23,591	BlackRock Capital Investment Corp.	222,463
68,541	Brait SE*	750,428
3,351	Deutsche Beteiligungs AG	103,221
10,331	Eurazeo S.A.	671,231
49,744	Fifth Street Finance Corp.	325,326
6,163	Gimv N.V.	292,539
16,381	Golub Capital BDC, Inc.	274,873
22,998	Hercules Technology Growth Capital, Inc.	266,777
80,477	Intermediate Capital Group PLC	659,448
142,426	IP Group PLC*	488,684
15,316	Main Street Capital Corp.	430,226
16,761	New Mountain Finance Corp.	248,063
25,557	Onex Corp.	1,556,032
24,422	PennantPark Investment Corp.	185,607
93,967	Prospect Capital Corp.	714,149
62,635	Ratos AB, Class B	387,307
6,738	Safeguard Scientifics, Inc.*	117,915
13,276	Solar Capital Ltd.	235,118
15,857	TCP Capital Corp.	247,686
10,548	Triangle Capital Corp.	210,960
8,473	Wendel S.A.	1,087,237
		14,037,187
	Total Common Stocks (Cost $14,328,719)	14,037,187

	Investment Companies — 6.3%
	Financials — 6.3%

11,699	Electra Private Equity PLC	583,444
1,941	HBM Healthcare Investments AG, Class A*	192,765
11,328	HgCapital Trust PLC	188,603
		964,812
	Total Investment Companies (Cost $865,284)	964,812

	Master Limited Partnership — 1.5%
	Financials — 1.5%

14,137	Compass Diversified Holdings	236,088
	Total Master Limited Partnership (Cost $250,441)	236,088

Principal Amount
	Repurchase Agreements (a) — 0.9%
$130,763	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $130,763	130,763
	Total Repurchase Agreements (Cost $130,763)	130,763

	Total Investment Securities (Cost $15,575,207) — 100.1%	15,368,850
	Liabilities in excess of other assets — (0.1%)	(14,439)
	Net Assets — 100.0%	$15,354,411

*	Non-income producing security.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$936,850
Aggregate gross unrealized depreciation	(1,224,614)
Net unrealized depreciation	$(287,764)
Federal income tax cost of investments	$15,656,614

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2015:

United States	44.1%
United Kingdom	21.6%
France	12.1%
Canada	10.1%
South Africa	4.9%
Sweden	2.5%
Belgium	1.9%
Switzerland	1.3%
Germany	0.7%
Other (1)	0.8%
100.0%

(1)    Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.8%
	Consumer Discretionary — 13.8%

4,122	Amazon.com, Inc.*	$2,114,133
21,957	AutoNation, Inc.*	1,313,907
44,349	Best Buy Co., Inc.	1,629,382
52,511	Cablevision Systems Corp., Class A	1,321,702
32,245	Carnival Corp.	1,587,421
495	Chipotle Mexican Grill, Inc.*	351,455
16,680	Coach, Inc.	504,570
22,916	Comcast Corp., Class A	1,290,858
47,279	D.R. Horton, Inc.	1,435,863
14,060	Darden Restaurants, Inc.	956,221
39,757	Discovery Communications, Inc., Class A*	1,057,536
4,461	Dollar General Corp.	332,300
10,409	Expedia, Inc.	1,196,931
85,526	Ford Motor Co.	1,186,246
9,105	Fossil Group, Inc.*	560,686
21,820	GameStop Corp., Class A	926,914
9,499	Gap, Inc. (The)	311,662
57,422	General Motors Co.	1,690,504
14,150	Genuine Parts Co.	1,181,383
44,387	Goodyear Tire & Rubber Co. (The)	1,321,401
37,169	H&R Block, Inc.	1,264,489
4,300	Harman International Industries, Inc.	420,282
11,744	Home Depot, Inc. (The)	1,367,706
64,143	Interpublic Group of Cos., Inc. (The)	1,211,020
22,356	Kohl’s Corp.	1,140,827
18,258	L Brands, Inc.	1,531,846
21,883	Leggett & Platt, Inc.	972,043
20,793	Marriott International, Inc., Class A	1,469,233
3,653	McDonald’s Corp.	347,108
31,569	Michael Kors Holdings Ltd.*	1,371,989
87,408	News Corp., Class A*	1,191,371
1,428	NIKE, Inc., Class B	159,579
20,439	Omnicom Group, Inc.	1,369,004
12,550	PVH Corp.	1,493,199
4,384	Ralph Lauren Corp.	487,457
30,404	Ross Stores, Inc.	1,478,242
16,770	Royal Caribbean Cruises Ltd.	1,478,443
22,829	Scripps Networks Interactive, Inc., Class A	1,211,992
41,765	Staples, Inc.	593,481
3,305	Starbucks Corp.	180,817
26,648	Target Corp.	2,070,816
51,752	TEGNA, Inc.	1,231,180
24,169	Time Warner, Inc.	1,718,416
2	TopBuild Corp.	59
15,810	Tractor Supply Co.	1,348,751
66,465	Twenty-First Century Fox, Inc., Class A	1,820,476
23,871	Viacom, Inc., Class B	973,221
16,030	Walt Disney Co. (The)	1,633,136
8,465	Whirlpool Corp.	1,422,967
16,709	Wyndham Worldwide Corp.	1,277,904
		56,508,129
	Consumer Staples — 7.3%

10,979	Altria Group, Inc.	588,255
35,774	Archer-Daniels-Midland Co.	1,609,472
12,947	Clorox Co. (The)	1,439,318
36,701	Coca-Cola Co. (The)	1,443,083
24,322	Coca-Cola Enterprises, Inc.	1,252,340
3,254	Costco Wholesale Corp.	455,723
30,664	CVS Health Corp.	3,139,994
13,067	Dr. Pepper Snapple Group, Inc.	1,002,631
17,929	Estee Lauder Cos., Inc. (The), Class A	1,430,196
22,804	Hormel Foods Corp.	1,393,324
6,303	Keurig Green Mountain, Inc.	356,750
3,633	Kraft Heinz Co. (The)	263,974
48,848	Kroger Co. (The)	1,685,256
16,937	McCormick & Co., Inc. (Non-Voting)	1,342,765
3,361	Mondelez International, Inc., Class A	142,372
37,577	PepsiCo, Inc.	3,492,031
40,281	Philip Morris International, Inc.	3,214,424
30,903	Procter & Gamble Co. (The)	2,183,915
5,642	Sysco Corp.	224,946
33,527	Tyson Foods, Inc., Class A	1,417,522
1,843	Walgreens Boots Alliance, Inc.	159,512
14,269	Wal-Mart Stores, Inc.	923,632
24,269	Whole Foods Market, Inc.	795,052
		29,956,487
	Energy — 5.1%

27,463	Baker Hughes, Inc.	1,537,928
46,860	Cabot Oil & Gas Corp.	1,109,176
13,136	Cameron International Corp.*	876,959
19,850	Chevron Corp.	1,607,651
44,728	ConocoPhillips	2,198,381
27,339	CONSOL Energy, Inc.	416,373
6,506	Diamond Offshore Drilling, Inc.	154,257
23,097	EOG Resources, Inc.	1,808,726
53,983	Exxon Mobil Corp.	4,061,681
33,522	Halliburton Co.	1,319,091
37,588	Marathon Oil Corp.	649,897
32,417	Murphy Oil Corp.	1,004,927
11,559	National Oilwell Varco, Inc.	489,292
12,064	ONEOK, Inc.	434,425
13,556	Range Resources Corp.	523,533
7,465	Schlumberger Ltd.	577,567
11,708	Valero Energy Corp.	694,753
29,510	Williams Cos., Inc. (The)	1,422,382
		20,886,999
	Financials — 19.2%

26,460	Aflac, Inc.	1,550,556
24,042	Allstate Corp. (The)	1,401,168
2,954	American Express Co.	226,631
2,906	American International Group, Inc.	175,348
12,872	Ameriprise Financial, Inc.	1,450,288
13,068	Aon PLC	1,221,074
33,914	Apartment Investment & Management Co., Class A (REIT)	1,221,921
17,004	Assurant, Inc.	1,264,247
109,796	Bank of America Corp.	1,794,067
36,254	Bank of New York Mellon Corp. (The)	1,442,909
4,189	BB&T Corp.	154,658
32,130	Berkshire Hathaway, Inc., Class B*	4,306,706
5,493	BlackRock, Inc.	1,661,468

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Care Capital Properties, Inc. (REIT)*	$80
26,625	CBRE Group, Inc., Class A*	852,533
74,165	Citigroup, Inc.	3,966,344
18,287	CME Group, Inc.	1,727,024
20,393	Crown Castle International Corp. (REIT)	1,700,572
6,583	Essex Property Trust, Inc. (REIT)	1,412,843
49,299	Fifth Third Bancorp	982,036
32,226	Franklin Resources, Inc.	1,307,731
44,790	Genworth Financial, Inc., Class A*	232,012
904	Goldman Sachs Group, Inc. (The)	170,494
33,508	Hartford Financial Services Group, Inc. (The)	1,539,693
34,831	HCP, Inc. (REIT)	1,290,837
23,722	Health Care REIT, Inc. (REIT)	1,502,789
74,639	Host Hotels & Resorts, Inc. (REIT)	1,323,349
40,439	Invesco Ltd.	1,379,374
45,373	JPMorgan Chase & Co.	2,908,409
25,554	KeyCorp	351,112
56,615	Kimco Realty Corp. (REIT)	1,304,976
27,517	Legg Mason, Inc.	1,219,829
50,432	Leucadia National Corp.	1,082,271
4,314	Lincoln National Corp.	219,108
35,147	Loews Corp.	1,281,108
7,322	M&T Bank Corp.	865,753
16,160	Macerich Co. (The) (REIT)	1,231,069
30,625	Marsh & McLennan Cos., Inc.	1,645,481
41,461	MetLife, Inc.	2,077,196
14,474	Moody’s Corp.	1,480,835
25,583	NASDAQ OMX Group, Inc. (The)	1,309,594
46,402	Navient Corp.	593,482
33,369	Plum Creek Timber Co., Inc. (REIT)	1,284,373
26,985	Principal Financial Group, Inc.	1,358,695
49,602	Progressive Corp. (The)	1,486,076
39,247	Prologis, Inc. (REIT)	1,491,386
21,907	Prudential Financial, Inc.	1,767,895
8,394	Public Storage (REIT)	1,689,460
30,178	Realty Income Corp. (REIT)	1,348,655
124,984	Regions Financial Corp.	1,198,597
21,066	T. Rowe Price Group, Inc.	1,514,224
3,615	Torchmark Corp.	211,333
17,139	Travelers Cos., Inc. (The)	1,706,187
3,474	U.S. Bancorp	147,124
38,499	Unum Group	1,291,256
24,192	Ventas, Inc. (REIT)	1,331,044
14,617	Vornado Realty Trust (REIT)	1,274,456
59,227	Wells Fargo & Co.	3,158,576
47,531	Weyerhaeuser Co. (REIT)	1,328,016
		78,416,328
	Health Care — 11.9%

9,840	Abbott Laboratories	445,654
19,716	AbbVie, Inc.	1,230,476
2,749	Allergan PLC*	834,981
15,526	AmerisourceBergen Corp.	1,553,221
20,084	Amgen, Inc.	3,048,350
40,073	Baxter International, Inc.	1,540,807
7,027	Becton, Dickinson and Co.	990,948
6,638	Biogen, Inc.*	1,973,477
21,473	Bristol-Myers Squibb Co.	1,276,999
7,584	C.R. Bard, Inc.	1,469,703
20,369	Cardinal Health, Inc.	1,675,758
11,700	Celgene Corp.*	1,381,536
24,142	DENTSPLY International, Inc.	1,265,282
10,393	Edwards Lifesciences Corp.*	1,464,166
2,527	Eli Lilly & Co.	208,098
25,582	Express Scripts Holding Co.*	2,138,655
35,578	Gilead Sciences, Inc.	3,738,180
18,341	HCA Holdings, Inc.*	1,588,697
15,737	Hospira, Inc.*	1,415,858
42,818	Johnson & Johnson	4,024,036
14,504	Mallinckrodt PLC*	1,250,825
9,421	McKesson Corp.	1,861,401
8,062	Medtronic PLC	582,802
30,420	Merck & Co., Inc.	1,638,117
26,182	PerkinElmer, Inc.	1,274,540
89,039	Pfizer, Inc.	2,868,837
3,836	Quest Diagnostics, Inc.	260,081
20,226	St. Jude Medical, Inc.	1,432,203
14,214	Tenet Healthcare Corp.*	699,755
6,001	UnitedHealth Group, Inc.	694,316
10,282	Universal Health Services, Inc., Class B	1,410,073
11,074	Waters Corp.*	1,344,162
		48,581,994
	Industrials — 10.5%

3,447	3M Co.	489,957
25,397	American Airlines Group, Inc.	989,975
26,636	AMETEK, Inc.	1,433,550
3,255	Boeing Co. (The)	425,363
20,585	C.H. Robinson Worldwide, Inc.	1,388,047
6,410	Caterpillar, Inc.	489,980
15,843	Cintas Corp.	1,346,497
44,165	CSX Corp.	1,209,238
4,910	Cummins, Inc.	597,792
20,705	Dover Corp.	1,282,675
9,308	Dun & Bradstreet Corp. (The)	986,369
12,274	Equifax, Inc.	1,201,625
9,141	Expeditors International of Washington, Inc.	447,635
35,425	Fastenal Co.	1,365,279
26,139	Fluor Corp.	1,192,461
123,207	General Electric Co.	3,057,998
25,103	Honeywell International, Inc.	2,491,975
29,829	Jacobs Engineering Group, Inc.*	1,205,390
9,530	L-3 Communications Holdings, Inc.	1,005,129
10,533	Lockheed Martin Corp.	2,119,029
52,046	Masco Corp.	1,365,167
15,741	Norfolk Southern Corp.	1,226,381
10,613	Northrop Grumman Corp.	1,737,773
16,206	PACCAR, Inc.	955,668
4,632	Parker-Hannifin Corp.	498,681
29,429	Pitney Bowes, Inc.	582,988
2,801	Raytheon Co.	287,271
33,405	Republic Services, Inc.	1,368,937
24,446	Robert Half International, Inc.	1,247,479
5,087	Rockwell Automation, Inc.	568,879
7,903	Roper Technologies, Inc.	1,280,997
14,883	Ryder System, Inc.	1,219,959
32,239	Southwest Airlines Co.	1,183,171
31,804	Textron, Inc.	1,233,995
5,246	Union Pacific Corp.	449,792

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,668	United Parcel Service, Inc., Class B	$162,880
16,894	United Rentals, Inc.*	1,171,261
4,571	United Technologies Corp.	418,749
39,551	Xylem, Inc.	1,283,430
		42,969,422
	Information Technology — 16.2%

11,382	Accenture PLC, Class A	1,072,981
7,610	Akamai Technologies, Inc.*	542,669
90,111	Apple, Inc.	10,160,916
34,544	Applied Materials, Inc.	555,640
14,307	Avago Technologies Ltd.	1,802,253
43,587	CA, Inc.	1,189,489
74,948	Cisco Systems, Inc.	1,939,654
13,239	Citrix Systems, Inc.*	901,708
28,941	Cognizant Technology Solutions Corp., Class A*	1,821,547
20,963	Computer Sciences Corp.	1,299,496
77,953	Corning, Inc.	1,341,571
22,237	Electronic Arts, Inc.*	1,470,978
10,632	F5 Networks, Inc.*	1,290,831
35,451	Facebook, Inc., Class A*	3,170,383
3,049	Google, Inc., Class A*	1,975,203
2,990	Google, Inc., Class C*	1,848,568
17,064	Harris Corp.	1,310,857
69,658	Hewlett-Packard Co.	1,954,604
52,320	Intel Corp.	1,493,213
8,170	International Business Machines Corp.	1,208,261
16,305	Intuit, Inc.	1,398,154
11,601	KLA-Tencor Corp.	581,326
1	Knowles Corp.*	8
18,047	Lam Research Corp.	1,313,280
4,116	MasterCard, Inc., Class A	380,195
14,106	Microchip Technology, Inc.	599,505
38,465	Micron Technology, Inc.*	631,211
109,699	Microsoft Corp.	4,774,100
30,309	Oracle Corp.	1,124,161
30,809	Paychex, Inc.	1,375,930
24,342	Qorvo, Inc.*	1,351,224
16,865	QUALCOMM, Inc.	954,222
15,964	Red Hat, Inc.*	1,152,760
4,949	salesforce.com, Inc.*	343,263
29,536	Seagate Technology PLC	1,518,150
17,115	Skyworks Solutions, Inc.	1,494,995
60,763	Symantec Corp.	1,245,034
5,112	Teradata Corp.*	149,424
12,726	Texas Instruments, Inc.	608,812
29,219	Total System Services, Inc.	1,339,107
19,459	VeriSign, Inc.*	1,341,503
15,756	Visa, Inc., Class A	1,123,403
4,907	Western Digital Corp.	402,178
69,972	Western Union Co. (The)	1,290,284
131,266	Xerox Corp.	1,334,975
		66,178,026
	Materials — 3.5%

13,012	Airgas, Inc.	1,255,918
100,073	Alcoa, Inc.	945,690
21,194	Avery Dennison Corp.	1,230,948
36,092	Dow Chemical Co. (The)	1,579,386
18,590	Eastman Chemical Co.	1,347,031
33,520	International Paper Co.	1,446,053
16,946	LyondellBasell Industries N.V., Class A	1,446,849
1,812	Martin Marietta Materials, Inc.	304,054
32,756	Mosaic Co. (The)	1,337,427
11,104	Newmont Mining Corp.	189,545
31,544	Nucor Corp.	1,365,540
14,709	Praxair, Inc.	1,555,477
3,230	WestRock Co.	191,701
		14,195,619
	Telecommunication Services — 2.0%

69,561	AT&T, Inc.	2,309,425
50,738	CenturyLink, Inc.	1,371,955
72,754	Frontier Communications Corp.	368,863
31,061	Level 3 Communications, Inc.*	1,389,359
61,995	Verizon Communications, Inc.	2,852,390
		8,291,992
	Utilities — 4.3%

21,953	AES Corp. (The)	263,436
32,374	Ameren Corp.	1,304,348
28,845	American Electric Power Co., Inc.	1,565,995
68,026	CenterPoint Energy, Inc.	1,266,644
22,244	Consolidated Edison, Inc.	1,399,370
25,973	Edison International	1,518,901
19,519	Entergy Corp.	1,275,176
52,591	Exelon Corp.	1,617,699
15,703	FirstEnergy Corp.	501,868
74,391	NiSource, Inc.	1,249,025
20,436	NRG Energy, Inc.	407,085
4,939	PG&E Corp.	244,876
48,734	PPL Corp.	1,510,267
23,359	SCANA Corp.	1,235,458
1	Talen Energy Corp.*	14
33,386	TECO Energy, Inc.	703,443
43,520	Xcel Energy, Inc.	1,467,930
		17,531,535
	Total Common Stocks (Cost $399,234,261)	383,516,531

Principal Amount
	Repurchase Agreements (a)(b) — 3.0%
$12,335,272	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to received $12,335,316	12,335,272
	Total Repurchase Agreements (Cost $12,335,272)	12,335,272

	Total Investment Securities (Cost $411,569,533) — 96.8%	395,851,803
	Other assets less liabilities — 3.2%	13,017,059
	Net Assets — 100.0%	$408,868,862

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $53,793,850.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,307,855
Aggregate gross unrealized depreciation	(33,210,772)
Net unrealized depreciation	$(15,902,917)
Federal income tax cost of investments	$411,754,720

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(989,476)	11/07/16	Deutsche Bank AG	0.25%	Credit Suisse 130/30 Large Cap Index (short portion)	$(30,187)
135,107,203	11/06/15	Deutsche Bank AG	0.25%	Credit Suisse 130/30 Large Cap Index (long portion)	1,444,750
(115,417,907)	11/07/16	Goldman Sachs International	(0.25)%	Credit Suisse 130/30 Large Cap Index (short portion)	8,559,825
(235,417)	01/06/16	Societe Generale	0.01%	Credit Suisse 130/30 Large Cap Index (short portion)	11,237
4,630,559	01/06/16	Societe Generale	0.39%	Credit Suisse 130/30 Large Cap Index (long portion)	550,595
(6,317,546)	11/07/16	UBS AG	(0.19)%	Credit Suisse 130/30 Large Cap Index (short portion)	(6,313,302)
8,304,392	01/06/16	UBS AG	0.54%	Credit Suisse 130/30 Large Cap Index (long portion)	7,934,711
$25,081,808					$12,157,629

(1)    Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 11.6%

177,042	Genuine Parts Co.	$14,781,237
309,734	Leggett & Platt, Inc.	13,758,384
228,958	Lowe’s Cos., Inc.	15,837,025
160,056	McDonald’s Corp.	15,208,521
191,764	Target Corp.	14,901,981
206,461	VF Corp.	14,953,970
		89,441,118
	Consumer Staples — 25.1%

325,946	Archer-Daniels-Midland Co.	14,664,311
150,312	Brown-Forman Corp., Class B	14,745,607
139,375	Clorox Co. (The)	15,494,319
380,351	Coca-Cola Co. (The)	14,955,401
229,573	Colgate-Palmolive Co.	14,419,480
267,224	Hormel Foods Corp.	16,327,387
137,530	Kimberly-Clark Corp.	14,651,071
192,533	McCormick & Co., Inc. (Non-Voting)	15,264,016
159,923	PepsiCo, Inc.	14,861,645
191,573	Procter & Gamble Co. (The)	13,538,464
427,261	Sysco Corp.	17,034,896
161,722	Walgreens Boots Alliance, Inc.	13,997,039
214,884	Wal-Mart Stores, Inc.	13,909,441
		193,863,077
	Energy — 3.6%

169,772	Chevron Corp.	13,749,834
192,412	Exxon Mobil Corp.	14,477,079
		28,226,913
	Financials — 13.2%

248,407	Aflac, Inc.	14,556,650
125,021	Chubb Corp. (The)	15,103,787
289,887	Cincinnati Financial Corp.	15,169,787
331,495	Franklin Resources, Inc.	13,452,067
404,561	HCP, Inc. (REIT)	14,993,031
145,685	McGraw Hill Financial, Inc.	14,129,988
200,174	T. Rowe Price Group, Inc.	14,388,507
		101,793,817
	Health Care — 13.3%

301,300	Abbott Laboratories	13,645,877
225,931	AbbVie, Inc.	14,100,354
104,422	Becton, Dickinson and Co.	14,725,590
81,925	C.R. Bard, Inc.	15,876,246
184,673	Cardinal Health, Inc.	15,193,048
155,133	Johnson & Johnson	14,579,399
202,360	Medtronic PLC	14,628,604
		102,749,118
	Industrials — 15.3%

103,002	3M Co.	14,640,704
182,569	Cintas Corp.	15,516,539
239,959	Dover Corp.	14,865,460
303,500	Emerson Electric Co.	14,483,020
174,254	Illinois Tool Works, Inc.	14,729,691
252,818	Pentair PLC	13,978,307
146,294	Stanley Black & Decker, Inc.	14,851,767
68,129	W.W. Grainger, Inc.	15,222,744
		118,288,232
	Information Technology — 1.9%

192,798	Automatic Data Processing, Inc.	14,907,141

	Materials — 11.8%

118,264	Air Products & Chemicals, Inc.	16,501,376
140,431	Ecolab, Inc.	15,326,639
360,727	Nucor Corp.	15,615,872
148,973	PPG Industries, Inc.	14,195,637
57,582	Sherwin-Williams Co. (The)	14,730,051
110,221	Sigma-Aldrich Corp.	15,365,910
		91,735,485
	Telecommunication Services — 1.9%

448,568	AT&T, Inc.	14,892,458

	Utilities — 2.0%

252,568	Consolidated Edison, Inc.	15,889,053
	Total Common Stocks (Cost $782,336,353)	771,786,412

Principal Amount
	Repurchase Agreements (a) — 0.1%
$508,726	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $508,727	508,726
	Total Repurchase Agreements (Cost $508,726)	508,726

	Total Investment Securities (Cost $782,845,079) — 99.8%	772,295,138
	Other assets less liabilities — 0.2%	1,354,539
	Net Assets — 100.0%	$773,649,677

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,675,564
Aggregate gross unrealized depreciation	(45,530,089)
Net unrealized depreciation	$(10,854,525)
Federal income tax cost of investments	$783,149,663

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.6%
	Consumer Discretionary — 6.4%

4,512	John Wiley & Sons, Inc., Class A	$232,639
4,724	Meredith Corp.	223,067
1,695	Polaris Industries, Inc.	220,130
		675,836
	Consumer Staples — 6.8%

2,802	Church & Dwight Co., Inc.	241,756
2,606	Lancaster Colony Corp.	247,127
7,486	Tootsie Roll Industries, Inc.	232,665
		721,548
	Financials — 27.7%

7,094	Brown & Brown, Inc.	227,433
5,008	Commerce Bancshares, Inc./MO	224,408
3,295	Cullen/Frost Bankers, Inc.	213,055
6,161	Eaton Vance Corp.	213,602
1,760	Federal Realty Investment Trust (REIT)	227,181
3,067	HCC Insurance Holdings, Inc.	236,987
4,206	Mercury General Corp.	213,917
6,356	National Retail Properties, Inc. (REIT)	220,871
14,621	Old Republic International Corp.	229,696
2,253	RenaissanceRe Holdings Ltd.	229,693
4,515	SEI Investments Co.	228,369
2,087	StanCorp Financial Group, Inc.	237,313
7,323	Tanger Factory Outlet Centers, Inc. (REIT)	231,700
		2,934,225
	Health Care — 2.3%

7,048	Owens & Minor, Inc.	239,562

	Industrials — 17.1%

3,274	A. O. Smith Corp.	211,206
2,313	Carlisle Cos., Inc.	232,919
4,076	CLARCOR, Inc.	229,764
7,419	Donaldson Co., Inc.	232,289
3,412	Graco, Inc.	235,394
4,104	Lincoln Electric Holdings, Inc.	240,700
4,774	MSA Safety, Inc.	217,121
3,262	Nordson Corp.	216,988
		1,816,381
	Information Technology — 4.3%

4,590	CDK Global, Inc.	227,388
1,440	FactSet Research Systems, Inc.	227,405
		454,793
	Materials — 12.9%

4,755	Albemarle Corp.	214,974
3,834	AptarGroup, Inc.	258,258
5,391	Bemis Co., Inc.	228,686
5,151	RPM International, Inc.	225,871
5,862	Sonoco Products Co.	230,494
2,939	Valspar Corp. (The)	215,429
		1,373,712
	Telecommunication Services — 2.3%

8,519	Telephone & Data Systems, Inc.	242,280

	Utilities — 19.8%

9,511	Aqua America, Inc.	241,199
4,403	Atmos Energy Corp.	241,240
5,894	Black Hills Corp.	234,463
12,908	MDU Resources Group, Inc.	231,182
4,365	National Fuel Gas Co.	235,536
11,063	Questar Corp.	213,627
6,700	UGI Corp.	228,336
5,913	Vectren Corp.	237,880
4,414	WGL Holdings, Inc.	239,239
		2,102,702
	Total Common Stocks (Cost $11,016,935)	10,561,039

Principal Amount
	Repurchase Agreements (a) — 0.2%
$23,085	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $23,085	23,085
	Total Repurchase Agreements (Cost $23,085)	23,085

	Total Investment Securities (Cost $11,040,020) — 99.8%	10,584,124
	Other assets less liabilities — 0.2%	20,237
	Net Assets — 100.0%	$10,604,361

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,497
Aggregate gross unrealized depreciation	(652,232)
Net unrealized depreciation	$(456,735)
Federal income tax cost of investments	$11,040,859

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.6%
	Consumer Discretionary — 5.1%

1,113	Cracker Barrel Old Country Store, Inc.	$160,472
4,310	International Speedway Corp., Class A	138,308
3,073	Meredith Corp.	145,107
		443,887
	Consumer Staples — 15.0%

3,862	Andersons, Inc. (The)	136,638
2,929	Calavo Growers, Inc.	170,614
1,708	Casey’s General Stores, Inc.	180,809
1,472	J&J Snack Foods Corp.	167,749
1,796	Lancaster Colony Corp.	170,315
4,999	Tootsie Roll Industries, Inc.	155,369
2,876	Universal Corp.	141,528
7,210	Vector Group Ltd.	171,814
		1,294,836
	Financials — 20.8%

6,050	American Equity Investment Life Holding Co.	146,773
4,299	Community Bank System, Inc.	153,302
2,181	Infinity Property & Casualty Corp.	168,548
2,468	National Health Investors, Inc. (REIT)	135,987
2,801	Prosperity Bancshares, Inc.	144,728
3,127	RLI Corp.	162,948
5,468	Southside Bancshares, Inc.	142,387
2,773	UMB Financial Corp.	139,010
4,075	United Bankshares, Inc./WV	152,486
3,383	Universal Health Realty Income Trust (REIT)	155,618
8,280	Urstadt Biddle Properties, Inc., Class A (REIT)	148,460
3,206	Westamerica Bancorp.	144,719
		1,794,966
	Health Care — 5.5%

410	Atrion Corp.	158,670
4,715	Owens & Minor, Inc.	160,263
2,863	West Pharmaceutical Services, Inc.	159,898
		478,831
	Industrials — 18.8%

4,846	ABM Industries, Inc.	155,120
6,367	Brady Corp., Class A	139,819
2,594	CLARCOR, Inc.	146,224
4,748	Franklin Electric Co., Inc.	139,069
4,919	Healthcare Services Group, Inc.	164,491
2,775	HEICO Corp.	141,247
1,977	Lindsay Corp.	150,707
3,061	Matthews International Corp., Class A	155,438
5,038	McGrath RentCorp	129,225
3,324	MSA Safety, Inc.	151,176
8,099	Raven Industries, Inc.	146,754
		1,619,270
	Information Technology — 1.7%

2,498	Badger Meter, Inc.	145,609

	Materials — 3.2%

3,868	H.B. Fuller Co.	140,176
3,024	Stepan Co.	136,171
		276,347
	Telecommunication Services — 2.0%

2,405	Atlantic Tele-Network, Inc.	171,837

	Utilities — 27.5%

3,332	ALLETE, Inc.	159,203
4,389	American States Water Co.	165,685
5,235	Avista Corp.	164,327
3,617	Black Hills Corp.	143,884
6,951	California Water Service Group	143,399
3,027	Chesapeake Utilities Corp.	149,140
3,079	Laclede Group, Inc. (The)	163,002
4,238	MGE Energy, Inc.	162,994
5,794	New Jersey Resources Corp.	163,796
3,716	Northwest Natural Gas Co.	163,430
3,216	NorthWestern Corp.	166,074
4,371	Piedmont Natural Gas Co., Inc.	168,633
5,270	SJW Corp.	151,460
6,422	South Jersey Industries, Inc.	154,770
2,935	WGL Holdings, Inc.	159,077
		2,378,874
	Total Common Stocks (Cost $9,027,304)	8,604,457

Principal Amount
	Repurchase Agreements (a) — 0.4%
$39,031	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $39,031	39,031
	Total Repurchase Agreements (Cost $39,031)	39,031

	Total Investment Securities (Cost $9,066,335) — 100.0%	8,643,488
	Liabilities in excess of other assets — 0.0%	(3,553)
	Net Assets — 100.0%	$8,639,935

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,134
Aggregate gross unrealized depreciation	(493,034)
Net unrealized depreciation	$(421,900)
Federal income tax cost of investments	$9,065,388

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF	:: ::

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.6%
	Aerospace & Defense — 3.8%

44,997	BAE Systems PLC	$312,947
70,939	Cobham PLC	307,237
		620,184
	Beverages — 1.9%

11,826	Diageo PLC	314,659

	Capital Markets — 1.9%

62,534	Aberdeen Asset Management PLC	306,709

	Chemicals — 5.6%

6,862	Croda International PLC	305,215
6,957	Fuchs Petrolub SE (Preference)	299,730
7,328	Novozymes A/S, Class B	318,817
		923,762
	Commercial Services & Supplies — 4.0%

19,908	Aggreko PLC	326,700
21,482	Babcock International Group PLC	320,151
		646,851
	Diversified Financial Services — 3.8%

4,051	Groupe Bruxelles Lambert S.A.	314,336
61,893	Mitsubishi UFJ Lease & Finance Co. Ltd.	299,289
		613,625
	Electric Utilities — 5.8%

37,434	Cheung Kong Infrastructure Holdings Ltd.	308,647
3,952	Red Electrica Corp. S.A.	315,466
13,670	SSE PLC	309,270
		933,383
	Energy Equipment & Services — 2.0%

26,461	Amec Foster Wheeler PLC	328,221

	Food & Staples Retailing — 3.9%

6,893	FamilyMart Co. Ltd.	319,666
16,176	Woolworths Ltd.	302,755
		622,421
	Food Products — 9.7%

6,452	Associated British Foods PLC	317,740
5	Chocoladefabriken Lindt & Sprungli AG	336,513
56	Chocoladefabriken Lindt & Sprungli AG, Class PC	316,178
4,253	Kerry Group PLC, Class A	316,190
4,226	Nestle S.A.	311,580
		1,598,201
	Gas Utilities — 1.9%

11,444	Enagas S.A.	313,138

	Health Care Equipment & Supplies — 3.8%

5,057	Cochlear Ltd.	306,280
4,575	Coloplast A/S, Class B	311,202
		617,482
	Health Care Providers & Services — 7.4%

3,953	Fresenius Medical Care AG & Co. KGaA	302,125
6,988	Miraca Holdings, Inc.	300,429
7,007	Ramsay Health Care Ltd.	310,277
61,157	Ryman Healthcare Ltd.	296,267
		1,209,098
	Hotels, Restaurants & Leisure — 2.0%

20,132	Compass Group PLC	320,467

	Machinery — 2.0%

15,294	Weir Group PLC (The)	330,251

	Media — 7.6%

18,057	Pearson PLC	314,653
10,396	SES S.A. (FDR)	308,400
19,353	Sky PLC	310,448
14,766	WPP PLC	306,814
		1,240,315
	Metals & Mining — 2.1%

19,289	BHP Billiton PLC	335,824

	Multiline Retail — 2.0%

2,629	Next PLC	321,248

	Multi-Utilities — 1.8%

78,458	Centrica PLC	293,466

	Oil, Gas & Consumable Fuels — 3.8%

19,775	BG Group PLC	302,497
20,959	Statoil ASA	309,682
		612,179
	Pharmaceuticals — 9.5%

3,160	Novartis AG	309,448
5,551	Novo Nordisk A/S, Class B	307,674
1,158	Roche Holding AG	316,129
4,040	Shire PLC	312,229
4,686	Teva Pharmaceutical Industries Ltd.	306,107
		1,551,587
	Professional Services — 3.8%

16,151	Capita PLC	307,025
7,934	Intertek Group PLC	309,455
		616,480
	Semiconductors & Semiconductor Equipment — 2.0%

23,106	ARM Holdings PLC	331,738

	Specialty Retail — 1.8%

3,249	Shimamura Co. Ltd.	300,543

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Tobacco — 1.9%

5,645	British American Tobacco PLC	$302,047

	Trading Companies & Distributors — 1.8%

11,326	Bunzl PLC	302,923

	Transportation Infrastructure — 2.0%

19,618	Abertis Infraestructuras S.A.	324,454
	Total Common Stocks (Cost $17,589,970)	16,231,256

Principal Amount
	Repurchase Agreements (a) — 0.3%
$41,287	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $41,287	41,287
	Total Repurchase Agreements (Cost $41,287)	41,287

	Total Investment Securities (Cost $17,631,257) — 99.9%	16,272,543
	Other assets less liabilities — 0.1%	23,013
	Net Assets — 100.0%	$16,295,556

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR        Finnish Depositary Receipt

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,195
Aggregate gross unrealized depreciation	(1,550,768)
Net unrealized depreciation	$(1,372,573)
Federal income tax cost of investments	$17,645,116

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2015:

United Kingdom	48.2%
Switzerland	9.8%
Japan	7.5%
Spain	5.8%
Denmark	5.8%
Australia	5.6%
Germany	3.7%
Ireland	1.9%
Belgium	1.9%
Norway	1.9%
Hong Kong	1.9%
France	1.9%
Israel	1.9%
New Zealand	1.8%
Other (1)	0.4%
100.0%

(1)           Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Europe ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.6%
	Consumer Discretionary — 11.3%

571	Accor S.A.	$27,051
572	adidas AG	42,763
811	Altice N.V., Class A*	23,104
272	Altice N.V., Class B*	8,528
123	Axel Springer SE	7,438
2,784	Barratt Developments PLC	27,382
920	Bayerische Motoren Werke AG	84,757
350	Berkeley Group Holdings PLC	18,152
1,245	Burberry Group PLC	27,018
521	Carnival PLC	26,603
149	Christian Dior SE	27,614
1,452	Cie Financiere Richemont S.A.	108,632
524	Cie Generale des Etablissements Michelin	50,665
4,708	Compass Group PLC	74,943
300	Continental AG	63,684
746	Daily Mail & General Trust PLC	9,420
2,699	Daimler AG	216,716
2,809	Dixons Carphone PLC	18,638
149	Dufry AG*	20,030
622	Electrolux AB	17,527
471	Eutelsat Communications S.A.	14,183
2,513	Fiat Chrysler Automobiles N.V.*	35,310
74	Fielmann AG	4,876
4,651	GKN PLC	20,866
149	GrandVision N.V.(a)*	3,799
97	Hella KGaA Hueck & Co.*	4,080
2,699	Hennes & Mauritz AB, Class B	103,631
74	Hermes International	26,256
175	HUGO BOSS AG	19,981
1,052	Husqvarna AB, Class B	6,819
1,267	Inchcape PLC	14,235
2,986	Industria de Diseno Textil S.A.	99,505
1,838	Informa PLC	16,367
671	InterContinental Hotels Group PLC*	25,346
10,654	ITV PLC	40,997
224	JCDecaux S.A.	8,039
51	Kabel Deutschland Holding AG*	6,906
201	Kering	34,402
6,575	Kingfisher PLC	36,020
322	Lagardere SCA	8,749
497	Luxottica Group SpA	33,636
699	LVMH Moet Hennessy Louis Vuitton SE	116,427
4,639	Marks & Spencer Group PLC	37,208
497	Mediaset Espana Comunicacion S.A.	5,928
2,115	Mediaset SpA	10,124
1,997	Merlin Entertainments PLC(a)	11,932
421	Next PLC	51,444
374	Nokian Renkaat OYJ	10,095
296	Numericable-SFR SAS*	15,205
321	Pandora A/S	37,035
2,289	Pearson PLC	39,887
869	Persimmon PLC*	28,107
1,070	Peugeot S.A.*	18,464
944	Pirelli & C. SpA	15,803
425	Porsche Automobil Holding SE (Preference)	29,578
599	ProSiebenSat.1 Media SE	29,133
547	Publicis Groupe S.A.	38,932
1	Puma SE	200
2,706	RELX N.V.	41,646
3,191	RELX PLC	51,286
485	Renault S.A.	40,264
101	RTL Group S.A.	8,785
126	Salvatore Ferragamo SpA	3,403
225	Schibsted ASA, Class A	7,247
225	Schibsted ASA, Class B*	6,923
75	SEB S.A.	6,973
845	SES S.A. (FDR)	25,067
2,959	Sky PLC	47,466
299	Societe Television Francaise 1	4,801
250	Sodexo S.A.	21,970
704	Sports Direct International PLC*	8,597
205	Swatch Group AG (The)	39,580
9,161	Taylor Wimpey PLC	28,362
147	Telenet Group Holding N.V.*	8,275
1,326	TUI AG	23,575
223	Valeo S.A.	27,986
76	Volkswagen AG	14,196
425	Volkswagen AG (Preference)	80,718
500	Whitbread PLC	36,889
2,488	William Hill PLC	13,776
829	Wolters Kluwer N.V.	26,241
3,706	WPP PLC	77,005
299	Zalando SE(a)*	9,783
		2,620,984
	Consumer Staples — 13.4%

2,251	Anheuser-Busch InBev S.A./N.V.	245,818
231	Aryzta AG*	11,843
982	Associated British Foods PLC	48,360
1	Barry Callebaut AG*	1,097
275	Beiersdorf AG	22,735
5,285	British American Tobacco PLC	282,785
299	Carlsberg A/S, Class B	22,534
1,550	Carrefour S.A.	50,332
171	Casino Guichard Perrachon S.A.	10,807
2	Chocoladefabriken Lindt & Sprungli AG, Class PC	11,292
549	Coca-Cola HBC AG*	11,289
181	Colruyt S.A.	8,823
1,578	Danone S.A.	97,938
796	Davide Campari-Milano SpA	5,940
301	Delhaize Group	26,951
7,152	Diageo PLC	190,296
1,817	Distribuidora Internacional de Alimentacion S.A.*	10,925
274	Heineken Holding N.V.	19,097
621	Heineken N.V.	49,056
325	Henkel AG & Co. KGaA	29,796
496	Henkel AG & Co. KGaA (Preference)	51,853
2,718	Imperial Tobacco Group PLC	132,055
3,980	J Sainsbury PLC	14,856
696	Jeronimo Martins SGPS S.A.	9,631
420	Kerry Group PLC, Class A	31,225
197	Kesko OYJ, Class B	7,079
2,519	Koninklijke Ahold N.V.	49,719
671	L’Oreal S.A.	114,808
894	Marine Harvest ASA	10,640
471	METRO AG	13,738
9,023	Nestle S.A.	665,260
2,197	Orkla ASA	15,982
871	Parmalat SpA	2,258
549	Pernod Ricard S.A.	57,529
1,801	Reckitt Benckiser Group PLC	159,465
73	Remy Cointreau S.A.	4,324
2,668	SABMiller PLC	125,317
223	Suedzucker AG	3,248

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
1,641	Svenska Cellulosa AB SCA, Class B	$46,686
546	Swedish Match AB	16,106
1,317	Tate & Lyle PLC	10,979
23,030	Tesco PLC	67,777
4,405	Unilever N.V. (CVA)	176,381
3,427	Unilever PLC	138,251
6,101	WM Morrison Supermarkets PLC	15,811
		3,098,692
	Energy — 6.6%

1,096	Amec Foster Wheeler PLC	13,595
9,632	BG Group PLC	147,340
51,591	BP PLC	286,046
7,002	Eni SpA	114,783
1,069	Galp Energia SGPS S.A.	11,256
1,027	John Wood Group PLC	10,085
196	Koninklijke Vopak N.V.	8,064
597	Lundin Petroleum AB*	7,782
371	Neste OYJ	9,511
400	OMV AG	10,237
723	Petrofac Ltd.	9,919
2,943	Repsol S.A.	42,061
11,038	Royal Dutch Shell PLC, Class A	287,751
6,971	Royal Dutch Shell PLC, Class B	182,961
698	Saipem SpA*	6,714
995	Seadrill Ltd.	7,357
2,694	Statoil ASA	39,806
771	Subsea 7 S.A.*	6,473
300	Technip S.A.	16,323
1,331	Tenaris S.A.	17,270
5,812	TOTAL S.A.	265,736
992	Transocean Ltd.	13,561
2,544	Tullow Oil PLC*	8,733
		1,523,364
	Financials — 23.2%

2,718	3i Group PLC	20,559
2,817	Aberdeen Asset Management PLC	13,816
555	Admiral Group PLC	13,231
5,361	Aegon N.V.	32,954
571	Ageas	23,353
1,297	Allianz SE	206,730
1,096	Ashmore Group PLC	4,428
3,607	Assicurazioni Generali SpA	66,000
11,461	Aviva PLC	85,279
5,440	AXA S.A.	136,997
126	Baloise Holding AG	15,427
6,821	Banca Monte dei Paschi di Siena SpA*	14,315
17,722	Banco Bilbao Vizcaya Argentaria S.A.	164,083
105,475	Banco Comercial Portugues S.A.*	7,446
12,600	Banco de Sabadell S.A.	26,825
1,020	Banco Popolare SC*	17,509
4,427	Banco Popular Espanol S.A.	18,954
40,311	Banco Santander S.A.	246,620
78,986	Bank of Ireland*	31,419
12,997	Bankia S.A.	15,684
1,941	Bankinter S.A.	14,615
2	Banque Cantonale Vaudoise	1,189
47,432	Barclays PLC	190,729
2,769	BNP Paribas S.A.	174,587
2,859	British Land Co. PLC (The) (REIT)	36,057
5,645	CaixaBank S.A.	24,415
2,047	Capital & Counties Properties PLC	13,963
471	CNP Assurances	7,257
2,934	Commerzbank AG*	32,849
50	Corp Financiera Alba S.A.	2,352
2,973	Credit Agricole S.A.	40,258
4,449	Credit Suisse Group AG*	119,385
2,215	Danske Bank A/S	68,501
275	Derwent London PLC (REIT)	15,264
3,903	Deutsche Bank AG	114,909
521	Deutsche Boerse AG	46,580
946	Deutsche Wohnen AG	24,846
3,879	Direct Line Insurance Group PLC	21,066
3,017	DNB ASA	42,599
819	Erste Group Bank AG*	24,369
27	Euler Hermes Group	2,783
123	Eurazeo S.A.	7,980
274	EXOR SpA	12,578
100	Fonciere Des Regions (REIT)	8,333
449	GAM Holding AG*	8,288
99	Gecina S.A. (REIT)	12,468
474	Gjensidige Forsikring ASA	6,947
223	Groupe Bruxelles Lambert S.A.	17,304
2,213	Hammerson PLC (REIT)	21,375
174	Hannover Rueck SE	17,668
621	Hargreaves Lansdown PLC	10,745
24	Helvetia Holding AG	12,632
55,198	HSBC Holdings PLC	440,348
100	ICADE (REIT)	7,154
1,516	ICAP PLC	10,588
2,562	IMMOFINANZ AG*	6,376
1,018	Industrivarden AB	18,874
10,930	ING Groep N.V. (CVA)	167,111
34,109	Intesa Sanpaolo SpA	124,365
2,587	Intu Properties PLC (REIT)	12,852
1,441	Investec PLC	11,846
574	Investment AB Kinnevik, Class B	16,188
1,270	Investor AB, Class B	45,635
621	Julius Baer Group Ltd.*	30,226
210	Jyske Bank A/S*	11,722
772	KBC Groep N.V.	51,184
498	Klepierre (REIT)	21,885
2,215	Land Securities Group PLC (REIT)	42,652
16,752	Legal & General Group PLC	65,107
162,887	Lloyds Banking Group PLC	193,853
872	London Stock Exchange Group PLC	33,797
2,862	Mapfre S.A.	8,434
1,543	Mediobanca SpA	15,474
722	Mediolanum SpA	5,695
26	Melker Schorling AB	1,393
399	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	73,232
2,757	Natixis S.A.	17,485
572	NN Group N.V.	17,449
8,996	Nordea Bank AB	106,231
13,887	Old Mutual PLC	42,759
76	Pargesa Holding S.A.	4,660
50	Partners Group Holding AG	16,144
421	Provident Financial PLC	19,101
7,246	Prudential PLC	158,027
122	PSP Swiss Property AG*	10,559
325	Raiffeisen Bank International AG*	4,395
8,675	Royal Bank of Scotland Group PLC*	44,936
2,777	RSA Insurance Group PLC	21,953
1,340	Sampo OYJ, Class A	64,608

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
322	Schroders PLC	$14,055
397	SCOR SE	13,986
2,090	Segro PLC (REIT)	13,488
4,104	Skandinaviska Enskilda Banken AB, Class A	47,665
2,049	Societe Generale S.A.	99,769
1,443	St James’s Place PLC	20,318
5,919	Standard Chartered PLC	69,641
5,521	Standard Life PLC	35,332
4,062	Svenska Handelsbanken AB, Class A	60,557
2,942	Swedbank AB, Class A	67,056
98	Swiss Life Holding AG*	22,943
175	Swiss Prime Site AG*	13,726
969	Swiss Re AG	83,217
101	Talanx AG	3,038
344	Tryg A/S	6,750
9,947	UBS Group AG*	206,027
275	Unibail-Rodamco SE (REIT)	71,257
13,663	UniCredit SpA	89,254
2,438	Unione di Banche Italiane SCpA	19,013
3,599	UnipolSai SpA	8,235
101	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,307
76	Wendel S.A.	9,738
427	Zurich Insurance Group AG*	117,320
		5,356,510
	Health Care — 14.0%

296	Actelion Ltd.*	40,403
3,568	AstraZeneca PLC	226,088
2,343	Bayer AG	317,534
48	BioMerieux	5,432
126	Celesio AG	3,522
285	Coloplast A/S, Class B	19,386
996	Elekta AB, Class B*	6,157
570	Essilor International S.A.	67,956
596	Fresenius Medical Care AG & Co. KGaA	45,552
1,102	Fresenius SE & Co. KGaA	77,854
18	Galenica AG	23,155
521	Getinge AB, Class B	11,556
13,747	GlaxoSmithKline PLC	283,420
472	Grifols S.A.	19,333
193	H Lundbeck A/S*	5,972
375	Hikma Pharmaceuticals PLC	13,121
99	Ipsen S.A.	6,630
149	Lonza Group AG*	20,431
771	Meda AB, Class A	11,803
371	Merck KGaA	35,447
6,039	Novartis AG	591,379
5,225	Novo Nordisk A/S, Class B	289,605
275	Orion OYJ, Class B	10,902
649	QIAGEN N.V.*	17,137
1,993	Roche Holding AG	544,079
3,194	Sanofi	315,550
1,670	Shire PLC	129,065
2,536	Smith & Nephew PLC	45,361
149	Sonova Holding AG	19,398
347	UCB S.A.	26,260
84	William Demant Holding A/S*	6,816
		3,236,304
	Industrials — 11.3%

6,404	ABB Ltd.*	123,636
1,167	Abertis Infraestructuras S.A.	19,301
476	ACS Actividades de Construccion y Servicios S.A.	15,433
471	Adecco S.A.*	36,991
176	Aena S.A.(a)*	20,214
76	Aeroports de Paris	8,716
672	Aggreko PLC	11,028
422	Air France-KLM*	2,921
1,576	Airbus Group SE	102,582
877	Alfa Laval AB	14,759
604	Alstom S.A.*	18,727
200	ANDRITZ AG	9,574
15	AP Moeller - Maersk A/S, Class A	25,019
20	AP Moeller - Maersk A/S, Class B	34,019
1,418	Ashtead Group PLC	20,620
2,644	Assa Abloy AB, Class B	50,510
1,143	Atlantia SpA	30,558
1,742	Atlas Copco AB, Class A	43,831
1,096	Atlas Copco AB, Class B	24,955
704	Babcock International Group PLC	10,492
9,018	BAE Systems PLC	62,719
2,762	Bollore S.A.	14,911
223	Boskalis Westminster	11,602
524	Bouygues S.A.	19,928
275	bpost S.A.	6,699
445	Brenntag AG	24,722
944	Bunzl PLC	25,248
722	Bureau Veritas S.A.	16,467
1,866	Capita PLC	35,472
1,270	Cie de Saint-Gobain	58,295
2,587	CNH Industrial N.V.	20,407
3,209	Cobham PLC	13,898
249	DCC PLC	18,608
647	Deutsche Lufthansa AG*	7,869
2,686	Deutsche Post AG	73,902
75	DKSH Holding AG*	4,572
502	DSV A/S	17,906
620	easyJet PLC	16,048
571	Edenred	12,096
123	Eiffage S.A.	7,876
2,793	Experian PLC	47,639
1,142	Ferrovial S.A.	27,281
1,071	Finmeccanica SpA*	14,485
100	Fraport AG Frankfurt Airport Services Worldwide	6,037
4,378	G4S PLC	17,271
497	GEA Group AG	19,380
101	Geberit AG	32,095
955	Groupe Eurotunnel SE	12,910
74	HOCHTIEF AG	6,242
771	IMI PLC*	12,309
2,868	International Consolidated Airlines Group S.A.*	23,775
449	Intertek Group PLC	17,513
459	ISS A/S	15,980
1,070	Kone OYJ, Class B	42,298
2,563	Koninklijke Philips N.V.	65,823
148	Kuehne + Nagel International AG	19,712
747	Legrand S.A.	43,048
100	MAN SE	10,477
2,221	Meggitt PLC	16,307
2,811	Melrose Industries PLC	11,543
374	Metso OYJ	9,219
149	MTU Aero Engines AG	13,336
225	OCI N.V.*	6,626
247	OSRAM Licht AG	13,052
574	Prysmian SpA	12,265
301	Randstad Holding N.V.	19,005

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
5,105	Rentokil Initial PLC	$11,644
820	Rexel S.A.	12,565
5,181	Rolls-Royce Holdings PLC*	59,245
2,171	Royal Mail PLC	15,493
795	Safran S.A.	62,017
3,042	Sandvik AB	29,326
176	Schindler Holding AG	27,111
1,566	Schneider Electric SE	98,842
870	Securitas AB, Class B	11,073
17	SGS S.A.	29,990
2,194	Siemens AG	217,468
1,019	Skanska AB, Class B	19,935
1,170	SKF AB, Class B	22,324
1,102	Smiths Group PLC	19,135
75	Societe BIC S.A.	11,887
73	Sulzer AG	7,447
297	Thales S.A.	20,437
1,317	TNT Express N.V.	11,121
696	Travis Perkins PLC	21,923
679	Trelleborg AB, Class B	11,067
325	Vallourec S.A.	4,159
622	Vestas Wind Systems A/S	33,196
1,327	Vinci S.A.	85,363
4,303	Volvo AB, Class B	46,705
446	Wartsila OYJ Abp	18,450
597	Weir Group PLC (The)	12,891
734	Wolseley PLC	47,492
510	Zardoya Otis S.A.	5,446
546	Zodiac Aerospace	16,583
		2,619,094
	Information Technology — 3.4%

7,816	Alcatel-Lucent*	26,221
1,170	Amadeus IT Holding S.A., Class A	48,913
3,980	ARM Holdings PLC	57,142
920	ASML Holding N.V.	84,201
249	Atos	18,897
424	Cap Gemini S.A.	38,064
349	Dassault Systemes	24,202
225	Gemalto N.V.	16,186
721	Hexagon AB, Class B	23,180
3,159	Infineon Technologies AG	34,526
150	Ingenico Group	18,555
10,740	Nokia OYJ	67,151
3,036	Sage Group PLC (The)	24,071
2,529	SAP SE	169,996
1,790	STMicroelectronics N.V.	12,983
8,452	Telefonaktiebolaget LM Ericsson, Class B	82,226
325	United Internet AG	15,785
324	Wirecard AG	13,474
		775,773
	Materials — 7.2%

375	Acerinox S.A.	4,326
970	Air Liquide S.A.	116,134
684	Akzo Nobel N.V.	46,246
3,687	Anglo American PLC	42,019
996	Antofagasta PLC	9,329
2,817	ArcelorMittal	21,903
197	Arkema S.A.	13,887
2,616	BASF SE	210,521
5,987	BHP Billiton PLC	104,235
771	Boliden AB	12,712
259	Chr Hansen Holding A/S	13,022
769	Clariant AG*	13,876
2,296	CRH PLC	67,871
375	Croda International PLC	16,680
2,644	DS Smith PLC	16,050
24	EMS-Chemie Holding AG	10,820
299	Evonik Industries AG	11,125
474	Fresnillo PLC	4,523
99	Fuchs Petrolub SE	3,866
199	Fuchs Petrolub SE (Preference)	8,574
25	Givaudan S.A.*	43,043
30,254	Glencore PLC*	69,005
397	HeidelbergCement AG	29,964
147	Holmen AB, Class B	4,130
99	Imerys S.A.	6,819
574	Johnson Matthey PLC	23,880
546	K+S AG	20,394
496	Koninklijke DSM N.V.	26,071
1,096	LafargeHolcim Ltd.*	69,701
251	LANXESS AG	12,740
522	Linde AG	90,601
1,043	Mondi PLC	23,709
3,780	Norsk Hydro ASA	12,919
624	Novozymes A/S, Class B	27,148
599	Polymetal International PLC	4,445
1,888	Polyus Gold International Ltd.	5,517
271	Randgold Resources Ltd.	16,501
1,867	Rexam PLC	15,463
3,534	Rio Tinto PLC	129,795
5	Sika AG	16,550
670	Smurfit Kappa Group PLC	19,793
151	Solvay S.A.	17,749
1,617	Stora Enso OYJ, Class R	14,377
347	Symrise AG	20,914
251	Syngenta AG	86,950
1,195	ThyssenKrupp AG	25,876
300	Umicore S.A.	11,985
1,494	UPM-Kymmene OYJ	24,893
323	voestalpine AG	11,799
49	Wacker Chemie AG	4,223
497	Yara International ASA	21,888
		1,656,561
	Telecommunication Services — 5.2%

23,756	BT Group PLC	159,793
8,818	Deutsche Telekom AG	150,629
73	Iliad S.A.	16,466
1,267	Inmarsat PLC	19,116
8,762	Koninklijke KPN N.V.	34,087
5,095	Orange S.A.	80,439
397	Proximus	14,277
73	Swisscom AG	39,442
1,491	TalkTalk Telecom Group PLC	6,900
2,312	TDC A/S	14,609
871	Tele2 AB, Class B	8,587
48,434	Telecom Italia SpA*	54,953
1,516	Telefonica Deutschland Holding AG	9,212
12,121	Telefonica S.A.	170,992
224	Telekom Austria AG	1,391
1,963	Telenor ASA	38,649
7,321	TeliaSonera AB	41,224
3,293	Vivendi S.A.	81,342
75,085	Vodafone Group PLC	261,795
		1,203,903

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Utilities — 4.0%

74	Acciona S.A.	$5,507
14,017	Centrica PLC	52,429
1,145	Drax Group PLC	5,153
5,230	E.ON SE	59,218
5,429	EDP - Energias de Portugal S.A.	19,016
571	EDP Renovaveis S.A.	3,892
744	Electricite de France S.A.	16,081
645	Enagas S.A.	17,649
896	Endesa S.A.	18,573
4,377	Enel Green Power SpA	8,338
19,564	Enel SpA	88,037
4,022	Engie	72,039
1,251	Fortum OYJ	20,339
870	Gas Natural SDG S.A.	17,645
15,386	Iberdrola S.A.	104,388
10,690	National Grid PLC	141,411
1,167	Pennon Group PLC	13,829
300	Red Electrica Corp. S.A.	23,947
1,367	RWE AG	20,518
671	Severn Trent PLC	21,435
6,319	Snam SpA	30,885
2,786	SSE PLC	63,030
919	Suez Environnement Co.	16,563
4,279	Terna Rete Elettrica Nazionale SpA	19,926
1,917	United Utilities Group PLC	25,208
1,317	Veolia Environnement S.A.	28,850
196	Verbund AG	2,768
		916,674
	Total Common Stocks (Cost $24,836,131)	23,007,859

Principal Amount
	Repurchase Agreements (b) — 0.7%
$161,207	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $161,207	161,207
	Total Repurchase Agreements (Cost $161,207)	161,207

	Total Investment Securities (Cost $24,997,338) — 100.3%	23,169,066
	Liabilities in excess of other assets — (0.3%)	(68,173)
	Net Assets — 100.0%	$23,100,893

*                 Non-income producing security.

(a)         Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR                       Finnish Depositary Receipt

REIT                  Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,844
Aggregate gross unrealized depreciation	(1,846,116)
Net unrealized depreciation	$(1,828,272)
Federal income tax cost of investments	$24,997,338

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of August 31, 2015:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs International	09/02/15	(5,064,000)	$7,890,651	$7,788,432	$102,219
U.S. Dollar vs. British Pound	Goldman Sachs International	10/02/15	(4,736,000)	7,283,636	7,282,760	876
U.S. Dollar vs. Danish Krone	Goldman Sachs International	09/02/15	(4,520,000)	666,639	678,572	(11,933)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	10/02/15	(4,245,000)	637,715	637,709	6
U.S. Dollar vs. Euro	Goldman Sachs International	09/02/15	(10,248,000)	11,276,441	11,482,883	(206,442)
U.S. Dollar vs. Euro	Goldman Sachs International	10/02/15	(9,322,000)	10,450,708	10,449,869	839
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	09/02/15	(1,997,000)	242,884	238,151	4,733
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	10/02/15	(1,820,000)	216,974	216,913	61
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	09/02/15	(9,481,000)	1,096,299	1,117,351	(21,052)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	10/02/15	(8,779,000)	1,035,565	1,035,318	247
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	09/02/15	(1,377,000)	1,428,837	1,423,918	4,919
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	09/02/15	(2,072,000)	2,113,033	2,142,598	(29,565)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	10/02/15	(3,218,000)	3,331,677	3,330,901	776
						$(154,316)

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of August 31, 2015:

United Kingdom	31.6%
Switzerland	14.4%
France	14.3%
Germany	13.3%
Spain	5.2%
Sweden	4.5%
Netherlands	4.5%
Italy	3.9%
Denmark	2.8%
Belgium	2.0%
Finland	1.3%
Norway	0.9%
Ireland	0.4%
Austria	0.3%
Portugal	0.2%
Other (1)	0.4%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Japan ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.6%
	Consumer Discretionary — 20.9%

187	ABC-Mart, Inc.	$11,357
1,522	Aisin Seiki Co. Ltd.	55,010
432	Aoyama Trading Co. Ltd.	16,148
244	Asatsu-DK, Inc.	5,048
1,433	Asics Corp.	41,978
595	Autobacs Seven Co. Ltd.	10,954
1,507	Bandai Namco Holdings, Inc.	34,919
622	Benesse Holdings, Inc.	16,527
890	Bic Camera, Inc.	8,607
5,139	Bridgestone Corp.	172,487
1,238	Calsonic Kansei Corp.	8,663
427	Canon Marketing Japan, Inc.	6,286
1,773	Casio Computer Co. Ltd.	34,148
379	CyberAgent, Inc.	15,043
1,668	Daihatsu Motor Co. Ltd.	20,412
3,680	Denso Corp.	164,861
1,734	Dentsu, Inc.	89,000
877	Don Quijote Holdings Co. Ltd.	34,086
241	Exedy Corp.	5,519
409	Fast Retailing Co. Ltd.	166,270
4,828	Fuji Heavy Industries Ltd.	170,136
271	Fuji Media Holdings, Inc.	3,180
697	H2O Retailing Corp.	13,907
1,968	Hakuhodo DY Holdings, Inc.	19,715
2,223	Haseko Corp.	26,177
408	Heiwa Corp.	8,036
187	Hikari Tsushin, Inc.	12,468
297	HIS Co. Ltd.	10,183
13,823	Honda Motor Co. Ltd.	436,186
1,290	Iida Group Holdings Co. Ltd.	22,865
2,798	Isetan Mitsukoshi Holdings Ltd.	44,838
4,513	Isuzu Motors Ltd.	51,448
324	Izumi Co. Ltd.	13,903
1,967	J Front Retailing Co. Ltd.	31,959
967	Koito Manufacturing Co. Ltd.	33,195
242	Komeri Co. Ltd.	5,400
325	K’s Holdings Corp.	10,379
1,533	KYB Co. Ltd.	4,529
1,940	Marui Group Co. Ltd.	23,501
4,101	Mazda Motor Corp.	70,744
4,776	Mitsubishi Motors Corp.	36,691
1,551	NGK Spark Plug Co. Ltd.	38,165
1,479	NHK Spring Co. Ltd.	14,328
351	Nifco, Inc.	13,729
2,714	Nikon Corp.	34,825
298	Nippon Television Holdings, Inc.	5,171
19,561	Nissan Motor Co. Ltd.	177,071
617	Nissan Shatai Co. Ltd.	7,245
590	Nitori Holdings Co. Ltd.	46,982
913	NOK Corp.	22,602
1,079	Onward Holdings Co. Ltd.	6,802
1,626	Oriental Land Co. Ltd.	89,776
593	PanaHome Corp.	3,959
16,398	Panasonic Corp.	180,982
6,008	Rakuten, Inc.	85,967
511	Resorttrust, Inc.	13,620
301	Rinnai Corp.	22,578
184	Ryohin Keikaku Co. Ltd.	40,934
430	Sankyo Co. Ltd.	16,553
487	Sanrio Co. Ltd.	16,095
1,457	Sega Sammy Holdings, Inc.	15,377
3,019	Sekisui Chemical Co. Ltd.	33,358
4,383	Sekisui House Ltd.	65,554
12,622	Sharp Corp.*	18,435
405	Shimachu Co. Ltd.	9,896
216	Shimamura Co. Ltd.	19,981
607	Shimano, Inc.	81,795
914	Shochiku Co. Ltd.	7,301
1,128	SKY Perfect JSAT Holdings, Inc.	5,129
785	Skylark Co. Ltd.	12,133
9,683	Sony Corp.*	252,652
1,215	Stanley Electric Co. Ltd.	23,691
400	Start Today Co. Ltd.	12,213
5,903	Sumitomo Electric Industries Ltd.	81,201
1,052	Sumitomo Forestry Co. Ltd.	11,806
1,426	Sumitomo Rubber Industries Ltd.	20,216
3,222	Suzuki Motor Corp.	109,793
2,369	Takashimaya Co. Ltd.	20,526
270	Takata Corp.	2,825
944	Toho Co. Ltd.	21,313
405	Tokai Rika Co. Ltd.	8,626
298	Tokyo Broadcasting System Holdings, Inc.	4,089
805	Toyo Tire & Rubber Co. Ltd.	18,028
592	Toyoda Gosei Co. Ltd.	11,612
487	Toyota Boshoku Corp.	8,126
1,306	Toyota Industries Corp.	64,985
20,502	Toyota Motor Corp.	1,216,738
405	TS Tech Co. Ltd.	10,878
164	TV Asahi Holdings Corp.	2,447
1,696	USS Co. Ltd.	30,145
999	Wacoal Holdings Corp.	12,852
5,445	Yamada Denki Co. Ltd.	20,983
1,353	Yamaha Corp.	31,016
2,157	Yamaha Motor Co. Ltd.	41,704
887	Yokohama Rubber Co. Ltd. (The)	17,435
		5,129,006
	Consumer Staples — 8.1%

5,521	Aeon Co. Ltd.	82,962
4,061	Ajinomoto Co., Inc.	89,524
3,094	Asahi Group Holdings Ltd.	102,189
592	Calbee, Inc.	22,691
590	Coca-Cola East Japan Co. Ltd.	10,682
512	Coca-Cola West Co. Ltd.	10,541
68	Cosmos Pharmaceutical Corp.	8,725
406	Ezaki Glico Co. Ltd.	20,369
488	FamilyMart Co. Ltd.	22,631
592	House Foods Group, Inc.	10,845
457	Ito En Ltd.	10,819
8,126	Japan Tobacco, Inc.	290,312
595	Kagome Co. Ltd.	10,075
4,056	Kao Corp.	185,823
913	Kewpie Corp.	20,161
1,476	Kikkoman Corp.	47,562
6,471	Kirin Holdings Co. Ltd.	95,155
256	Kobayashi Pharmaceutical Co. Ltd.	19,921
243	Kose Corp.	24,082
514	Lawson, Inc.	36,731
2,073	Lion Corp.	18,167
322	Matsumotokiyoshi Holdings Co. Ltd.	15,491
547	MEIJI Holdings Co. Ltd.	89,147
109	Mitsubishi Shokuhin Co. Ltd.	2,361
1,507	NH Foods Ltd.	34,819
2,345	Nichirei Corp.	14,358
2,102	Nisshin Seifun Group, Inc.	28,759
622	Nissin Foods Holdings Co. Ltd.	29,564
864	Pigeon Corp.	22,922
161	Pola Orbis Holdings, Inc.	9,645
2,721	Sapporo Holdings Ltd.	10,620

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
6,013	Seven & i Holdings Co. Ltd.	$262,481
3,022	Shiseido Co. Ltd.	63,452
352	Sugi Holdings Co. Ltd.	17,021
271	Sundrug Co. Ltd.	15,251
999	Suntory Beverage & Food Ltd.	42,290
1,522	Takara Holdings, Inc.	10,261
782	Toyo Suisan Kaisha Ltd.	29,361
272	Tsuruha Holdings, Inc.	22,131
2,728	Unicharm Corp.	55,175
1,724	UNY Group Holdings Co. Ltd.	10,727
841	Yakult Honsha Co. Ltd.	47,052
1,157	Yamazaki Baking Co. Ltd.	19,524
		1,992,379
	Energy — 0.8%

5,165	Cosmo Oil Co. Ltd.*	8,055
806	Idemitsu Kosan Co. Ltd.	13,821
7,101	Inpex Corp.	71,605
243	Japan Petroleum Exploration Co. Ltd.	7,158
18,659	JX Holdings, Inc.	72,197
1,533	Showa Shell Sekiyu KK	13,118
2,238	TonenGeneral Sekiyu KK	22,346
		208,300
	Financials — 18.8%

2,922	77 Bank Ltd. (The)	17,336
3,176	Acom Co. Ltd.*	14,388
886	AEON Financial Service Co. Ltd.	20,150
935	Aeon Mall Co. Ltd.	15,778
2,265	Aiful Corp.*	8,766
8,991	Aozora Bank Ltd.	32,941
728	Aplus Financial Co. Ltd.*	697
1,782	Awa Bank Ltd. (The)	10,176
2,884	Bank of Kyoto Ltd. (The)	31,342
8,855	Bank of Yokohama Ltd. (The)	54,247
376	Century Tokyo Leasing Corp.	11,620
5,494	Chiba Bank Ltd. (The)	40,122
1,430	Chugoku Bank Ltd. (The)	21,228
1,266	Credit Saison Co. Ltd.	25,386
8,712	Dai-ichi Life Insurance Co. Ltd. (The)	159,021
2,342	Daikyo, Inc.	3,672
2,723	Daishi Bank Ltd. (The)	11,662
590	Daito Trust Construction Co. Ltd.	64,606
4,979	Daiwa House Industry Co. Ltd.	122,477
13,484	Daiwa Securities Group, Inc.	93,710
6,803	Fukuoka Financial Group, Inc.	33,851
3,720	Gunma Bank Ltd. (The)	24,895
3,230	Hachijuni Bank Ltd. (The)	22,336
1,642	Higo Bank Ltd. (The)	9,444
4,630	Hiroshima Bank Ltd. (The)	26,209
373	Hitachi Capital Corp.	8,991
2,417	Hokkoku Bank Ltd. (The)	9,274
10,722	Hokuhoku Financial Group, Inc.	24,243
2,802	Hulic Co. Ltd.	25,804
1,966	Hyakugo Bank Ltd. (The)	9,491
2,159	Hyakujushi Bank Ltd. (The)	7,500
2,210	Iyo Bank Ltd. (The)	24,802
269	Jafco Co. Ltd.	11,765
2,116	Japan Exchange Group, Inc.	66,002
5,259	Joyo Bank Ltd. (The)	28,164
2,830	Juroku Bank Ltd. (The)	11,583
1,344	Kagoshima Bank Ltd. (The)	8,562
2,049	Keiyo Bank Ltd. (The)	10,787
860	Matsui Securities Co. Ltd.	7,480
9,753	Mitsubishi Estate Co. Ltd.	209,973
109,061	Mitsubishi UFJ Financial Group, Inc.	720,054
3,986	Mitsubishi UFJ Lease & Finance Co. Ltd.	19,275
7,312	Mitsui Fudosan Co. Ltd.	202,734
184,443	Mizuho Financial Group, Inc.	378,520
4,190	MS&AD Insurance Group Holdings, Inc.	132,285
268	Musashino Bank Ltd. (The)	9,432
2,102	Nanto Bank Ltd. (The)	6,713
5,763	Nishi-Nippon City Bank Ltd. (The)	16,026
27,054	Nomura Holdings, Inc.	171,028
945	Nomura Real Estate Holdings, Inc.	17,764
2,211	North Pacific Bank Ltd.	8,903
863	NTT Urban Development Corp.	8,068
1,535	Okasan Securities Group, Inc.	9,500
2,938	Orient Corp.*	4,800
9,992	ORIX Corp.	134,727
17,908	Resona Holdings, Inc.	90,704
1,268	San-In Godo Bank Ltd. (The)	11,321
1,674	SBI Holdings, Inc.	20,389
2,101	Senshu Ikeda Holdings, Inc.	9,223
5,201	Seven Bank Ltd.	22,231
2,047	Shiga Bank Ltd. (The)	10,473
12,665	Shinsei Bank Ltd.	27,382
4,461	Shizuoka Bank Ltd. (The)	47,119
2,978	Sompo Japan Nipponkoa Holdings, Inc.	98,861
1,377	Sony Financial Holdings, Inc.	25,839
10,355	Sumitomo Mitsui Financial Group, Inc.	424,163
29,478	Sumitomo Mitsui Trust Holdings, Inc.	121,916
110	Sumitomo Real Estate Sales Co. Ltd.	2,900
3,340	Sumitomo Realty & Development Co. Ltd.	113,028
1,535	Suruga Bank Ltd.	29,462
5,095	T&D Holdings, Inc.	68,720
1,939	Tokai Tokyo Financial Holdings, Inc.	12,960
5,499	Tokio Marine Holdings, Inc.	221,258
1,641	Tokyo Tatemono Co. Ltd.	20,637
4,017	Tokyu Fudosan Holdings Corp.	27,645
1,953	Yamaguchi Financial Group, Inc.	24,142
536	Zenkoku Hosho Co. Ltd.	19,351
		4,630,034
	Health Care — 7.9%

1,534	Alfresa Holdings Corp.	28,026
17,019	Astellas Pharma, Inc.	252,789
1,716	Chugai Pharmaceutical Co. Ltd.	64,216
5,356	Daiichi Sankyo Co. Ltd.	103,310
2,125	Eisai Co. Ltd.	145,086
647	Hisamitsu Pharmaceutical Co., Inc.	22,450
3,262	Hoya Corp.	127,845
568	Kaken Pharmaceutical Co. Ltd.	26,857
265	Kissei Pharmaceutical Co. Ltd.	6,757
373	KYORIN Holdings, Inc.	6,618
2,089	Kyowa Hakko Kirin Co. Ltd.	35,149
1,404	M3, Inc.	32,579
1,347	Medipal Holdings Corp.	23,353

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
433	Miraca Holdings, Inc.	$18,616
1,778	Mitsubishi Tanabe Pharma Corp.	31,867
108	Mochida Pharmaceutical Co. Ltd.	6,960
623	Nihon Kohden Corp.	12,446
488	Nippon Shinyaku Co. Ltd.	16,792
968	Nipro Corp.	11,079
2,480	Olympus Corp.	90,658
703	Ono Pharmaceutical Co. Ltd.	89,800
2,967	Otsuka Holdings Co. Ltd.	101,250
805	Rohto Pharmaceutical Co. Ltd.	13,930
3,078	Santen Pharmaceutical Co. Ltd.	48,131
292	Sawai Pharmaceutical Co. Ltd.	18,457
2,463	Shionogi & Co. Ltd.	96,744
1,265	Sumitomo Dainippon Pharma Co. Ltd.	13,528
670	Suzuken Co. Ltd.	23,055
1,086	Sysmex Corp.	65,957
376	Taisho Pharmaceutical Holdings Co. Ltd.	24,387
5,965	Takeda Pharmaceutical Co. Ltd.	293,463
2,547	Terumo Corp.	69,673
539	Tsumura & Co.	12,004
		1,933,832
	Industrials — 19.5%

2,907	Amada Holdings Co. Ltd.	25,499
9,294	ANA Holdings, Inc.	27,295
7,395	Asahi Glass Co. Ltd.	43,997
1,461	Central Japan Railway Co.	239,733
1,377	Chiyoda Corp.	9,942
887	COMSYS Holdings Corp.	11,052
4,757	Dai Nippon Printing Co. Ltd.	49,009
2,056	Daikin Industries Ltd.	122,798
876	DMG Mori Co. Ltd.	12,600
2,926	East Japan Railway Co.	270,544
3,581	Ebara Corp.	14,302
1,508	FANUC Corp.	245,329
4,742	Fuji Electric Co. Ltd.	18,861
2,585	Fujikura Ltd.	12,820
1,106	Fukuyama Transporting Co. Ltd.	6,097
5,442	Furukawa Electric Co. Ltd.	8,802
460	Glory Ltd.	12,033
3,095	GS Yuasa Corp.	11,569
9,741	Hankyu Hanshin Holdings, Inc.	58,518
2,153	Hino Motors Ltd.	23,736
836	Hitachi Construction Machinery Co. Ltd.	12,141
349	Hitachi Transport System Ltd.	5,904
305	Hoshizaki Electric Co. Ltd.	19,556
10,969	IHI Corp.	34,033
11,312	ITOCHU Corp.	135,864
781	Japan Airlines Co. Ltd.	27,809
460	Japan Airport Terminal Co. Ltd.	20,611
2,857	Japan Steel Works Ltd. (The)	9,501
1,765	JGC Corp.	25,823
1,803	JTEKT Corp.	25,427
6,602	Kajima Corp.	37,154
1,857	Kamigumi Co. Ltd.	15,569
835	Kandenko Co. Ltd.	5,574
11,897	Kawasaki Heavy Industries Ltd.	45,061
7,240	Kawasaki Kisen Kaisha Ltd.	16,131
4,094	Keihan Electric Railway Co. Ltd.	26,418
3,936	Keikyu Corp.	31,667
4,797	Keio Corp.	36,022
2,265	Keisei Electric Railway Co. Ltd.	24,185
863	Kinden Corp.	10,853
13,722	Kintetsu Group Holdings Co. Ltd.	49,029
7,343	Komatsu Ltd.	122,065
9,633	Kubota Corp.	150,912
918	Kurita Water Industries Ltd.	19,135
2,196	LIXIL Group Corp.	45,339
430	Mabuchi Motor Co. Ltd.	20,119
508	Maeda Road Construction Co. Ltd.	9,088
971	Makita Corp.	55,046
12,838	Marubeni Corp.	70,469
2,776	Minebea Co. Ltd.	33,284
2,093	MISUMI Group, Inc.	24,300
10,891	Mitsubishi Corp.	202,659
15,227	Mitsubishi Electric Corp.	152,163
24,700	Mitsubishi Heavy Industries Ltd.	118,094
1,182	Mitsubishi Logistics Corp.	14,270
13,339	Mitsui & Co. Ltd.	173,748
6,007	Mitsui Engineering & Shipbuilding Co. Ltd.	9,369
8,641	Mitsui OSK Lines Ltd.	24,386
945	Nabtesco Corp.	18,879
890	Nagase & Co. Ltd.	10,767
6,898	Nagoya Railroad Co. Ltd.	27,493
4,325	Nankai Electric Railway Co. Ltd.	22,341
2,160	NGK Insulators Ltd.	48,713
1,772	Nidec Corp.	138,999
405	Nippo Corp.	6,901
6,386	Nippon Express Co. Ltd.	30,985
12,453	Nippon Yusen KK	32,781
3,019	Nishi-Nippon Railroad Co. Ltd.	15,321
1,211	Nisshinbo Holdings, Inc.	14,590
3,660	NSK Ltd.	45,121
4,148	NTN Corp.	21,633
5,228	Obayashi Corp.	45,298
4,818	Odakyu Electric Railway Co. Ltd.	44,051
1,264	OKUMA Corp.	10,024
811	Park24 Co. Ltd.	15,928
2,587	Recruit Holdings Co. Ltd.	79,626
1,804	Sanwa Holdings Corp.	13,770
1,597	Secom Co. Ltd.	102,302
1,503	Seibu Holdings, Inc.	33,016
1,238	Seino Holdings Co. Ltd.	13,761
5,045	Shimizu Corp.	49,415
478	SMC Corp.	116,221
539	Sohgo Security Services Co. Ltd.	23,573
9,942	Sojitz Corp.	21,084
3,505	Sotetsu Holdings, Inc.	19,986
8,676	Sumitomo Corp.	92,176
4,497	Sumitomo Heavy Industries Ltd.	19,593
940	Tadano Ltd.	12,791
8,174	Taisei Corp.	55,444
352	Temp Holdings Co. Ltd.	15,743
945	THK Co. Ltd.	16,446
7,793	Tobu Railway Co. Ltd.	34,790
1,916	Toda Corp.	9,771
8,960	Tokyu Corp.	63,659
325	Toppan Forms Co. Ltd.	3,980
4,481	Toppan Printing Co. Ltd.	37,235
29,398	Toshiba Corp.	93,154
2,435	TOTO Ltd.	35,927
1,739	Toyota Tsusho Corp.	40,094
1,022	Ushio, Inc.	11,975
1,465	West Japan Railway Co.	98,984
2,830	Yamato Holdings Co. Ltd.	55,264
		4,802,919

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Information Technology — 9.8%

1,347	Advantest Corp.	$10,837
1,337	Alps Electric Co. Ltd.	41,980
1,096	Anritsu Corp.	7,317
569	Azbil Corp.	14,485
1,997	Brother Industries Ltd.	27,306
8,004	Canon, Inc.	244,839
405	Capcom Co. Ltd.	9,525
2,587	Citizen Holdings Co. Ltd.	19,554
373	COLOPL, Inc.	6,738
836	DeNA Co. Ltd.	15,287
191	Disco Corp.	14,437
3,531	FUJIFILM Holdings Corp.	145,366
13,722	Fujitsu Ltd.	68,177
730	Gree, Inc.	3,446
1,103	Hamamatsu Photonics KK	27,351
254	Hirose Electric Co. Ltd.	29,050
513	Hitachi High-Technologies Corp.	11,552
35,747	Hitachi Ltd.	201,117
918	Ibiden Co. Ltd.	12,991
403	Itochu Techno-Solutions Corp.	8,879
540	Japan Aviation Electronics Industry Ltd.	9,892
2,826	Japan Display, Inc.*	8,908
1,103	Kakaku.com, Inc.	17,548
353	Keyence Corp.	164,259
778	Konami Corp.	17,103
3,580	Konica Minolta, Inc.	39,349
2,494	Kyocera Corp.	122,555
1,545	Murata Manufacturing Co. Ltd.	223,747
1,053	Nexon Co. Ltd.	14,685
833	Nintendo Co. Ltd.	171,913
3,284	Nippon Electric Glass Co. Ltd.	14,525
783	Nomura Research Institute Ltd.	31,821
134	NS Solutions Corp.	5,192
973	NTT Data Corp.	46,890
539	Obic Co. Ltd.	24,062
1,541	Omron Corp.	57,985
269	Oracle Corp.	11,254
405	Otsuka Corp.	21,389
5,398	Ricoh Co. Ltd.	52,806
734	Rohm Co. Ltd.	39,915
1,696	SCREEN Holdings Co. Ltd.	8,145
351	SCSK Corp.	12,701
2,156	Seiko Epson Corp.	34,995
2,132	Shimadzu Corp.	31,403
539	Shinko Electric Industries Co. Ltd.	3,451
622	Square Enix Holdings Co. Ltd.	16,245
1,457	Sumco Corp.	13,430
891	Taiyo Yuden Co. Ltd.	10,896
949	TDK Corp.	59,124
1,323	Tokyo Electron Ltd.	69,630
595	Topcon Corp.	9,466
999	Toshiba TEC Corp.	3,718
833	Trend Micro, Inc./Japan	29,660
10,304	Yahoo Japan Corp.	41,748
1,997	Yaskawa Electric Corp.	22,906
1,798	Yokogawa Electric Corp.	21,157
		2,404,707
	Materials — 6.3%

1,372	Air Water, Inc.	21,952
10,271	Asahi Kasei Corp.	82,076
2,507	Daicel Corp.	33,141
2,826	Daido Steel Co. Ltd.	10,494
3,636	Denki Kagaku Kogyo KK	15,512
6,547	DIC Corp.	15,829
1,889	Dowa Holdings Co. Ltd.	16,476
190	FP Corp.	6,601
832	Hitachi Chemical Co. Ltd.	12,811
1,512	Hitachi Metals Ltd.	19,189
3,962	JFE Holdings, Inc.	61,546
1,565	JSR Corp.	24,640
2,695	Kaneka Corp.	21,861
1,835	Kansai Paint Co. Ltd.	28,679
22,635	Kobe Steel Ltd.	30,445
2,686	Kuraray Co. Ltd.	31,806
427	Lintec Corp.	9,859
536	Maruichi Steel Tube Ltd.	13,667
10,162	Mitsubishi Chemical Holdings Corp.	57,919
3,354	Mitsubishi Gas Chemical Co., Inc.	16,385
9,916	Mitsubishi Materials Corp.	31,912
7,169	Mitsui Chemicals, Inc.	24,314
4,365	Mitsui Mining & Smelting Co. Ltd.	8,969
1,403	Nippon Kayaku Co. Ltd.	14,391
1,452	Nippon Paint Holdings Co. Ltd.	29,906
837	Nippon Paper Industries Co. Ltd.	13,724
1,292	Nippon Shokubai Co. Ltd.	19,958
65,196	Nippon Steel & Sumitomo Metal Corp.	134,335
1,177	Nissan Chemical Industries Ltd.	27,137
729	Nisshin Steel Co. Ltd.	6,870
1,272	Nitto Denko Corp.	85,776
7,488	Oji Holdings Corp.	34,726
1,805	Rengo Co. Ltd.	7,254
3,177	Shin-Etsu Chemical Co. Ltd.	174,940
11,540	Showa Denko KK	13,236
11,867	Sumitomo Chemical Co. Ltd.	59,146
3,837	Sumitomo Metal Mining Co. Ltd.	48,792
3,126	Sumitomo Osaka Cement Co. Ltd.	12,150
9,564	Taiheiyo Cement Corp.	32,436
1,511	Taiyo Nippon Sanso Corp.	18,528
7,441	Teijin Ltd.	23,701
11,947	Toray Industries, Inc.	105,683
4,634	Tosoh Corp.	21,911
1,350	Toyo Seikan Group Holdings Ltd.	22,180
7,073	Toyobo Co. Ltd.	10,156
8,405	Ube Industries Ltd.	14,565
349	Yamato Kogyo Co. Ltd.	7,868
1,268	Zeon Corp.	10,547
		1,545,999
	Telecommunication Services — 4.8%

14,312	KDDI Corp.	356,427
4,620	Nippon Telegraph & Telephone Corp.	176,493
10,698	NTT DOCOMO, Inc.	224,094
7,256	SoftBank Group Corp.	422,900
		1,179,914
	Utilities — 2.7%

5,470	Chubu Electric Power Co., Inc.	84,791

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
2,403	Chugoku Electric Power Co., Inc. (The)	$35,177
1,383	Electric Power Development Co. Ltd.	43,367
1,479	Hokkaido Electric Power Co., Inc.*	16,256
1,484	Hokuriku Electric Power Co.	21,454
5,982	Kansai Electric Power Co., Inc. (The)*	74,710
3,582	Kyushu Electric Power Co., Inc.*	42,741
15,257	Osaka Gas Co. Ltd.	62,018
1,236	Shikoku Electric Power Co., Inc.	19,348
4,071	Toho Gas Co. Ltd.	24,557
3,683	Tohoku Electric Power Co., Inc.	50,602
12,016	Tokyo Electric Power Co., Inc.*	82,298
18,247	Tokyo Gas Co. Ltd.	99,874
		657,193
	Total Common Stocks
	(Cost $26,020,383)	24,484,283

Principal Amount
	Repurchase Agreements (a) — 0.4%
$110,584	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $110,584	110,584
	Total Repurchase Agreements (Cost $110,584)	110,584

	Total Investment Securities
	(Cost $26,130,967) — 100.0%	24,594,867
	Other assets less liabilities — 0.0%	5,814
	Net Assets — 100.0%	$24,600,681

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,842
Aggregate gross unrealized depreciation	(1,664,326)
Net unrealized depreciation	$(1,536,484)
Federal income tax cost of investments	$26,131,351

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of August 31, 2015:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	09/02/15	(3,301,943,000)	$26,587,524	$27,247,127	$(659,603)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	10/02/15	(2,967,128,000)	24,499,851	24,497,019	2,832
						$(656,771)

See accompanying notes to schedules of portfolio investments.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 95.3%
	Aerospace & Defense — 3.0%

	Bombardier, Inc.
$863,000	6.13%, due 01/15/23(a)	$642,935
688,000	7.50%, due 03/15/25(a)	521,160
	KLX, Inc.
840,000	5.88%, due 12/01/22	823,200
	TransDigm, Inc.
1,114,000	6.00%, due 07/15/22	1,097,457
650,000	6.50%, due 07/15/24	635,375
		3,720,127
	Air Freight & Logistics — 0.2%

	XPO Logistics, Inc.
300,000	6.50%, due 06/15/22(a)	295,500

	Automobiles — 1.3%

	FCA US LLC/CG Co-Issuer, Inc.
1,505,000	8.25%, due 06/15/21	1,614,413

	Banks — 2.0%

	CIT Group, Inc.
1,063,000	4.25%, due 08/15/17	1,078,945
1,324,000	5.50%, due 02/15/19(a)	1,391,855
		2,470,800
	Beverages — 0.7%

	Constellation Brands, Inc.
849,000	4.25%, due 05/01/23	854,094

	Building Products — 1.5%

	Building Materials Corp. of America
332,000	6.75%, due 05/01/21(a)	347,355
1,479,000	5.38%, due 11/15/24(a)	1,479,000
		1,826,355
	Capital Markets — 0.7%

	ARC Properties Operating Partnership LP
891,000	2.00%, due 02/06/17	869,839

	Chemicals — 3.2%

	Ashland, Inc.
1,096,000	4.75%, due 08/15/22	1,087,780
	Chemours Co. (The)
500,000	6.63%, due 05/15/23(a)	435,000
	Gates Global LLC/Gates Global Co.
416,000	6.00%, due 07/15/22(a)	339,082
	Hexion, Inc.
1,370,000	6.63%, due 04/15/20	1,277,525
	Momentive Performance Materials, Inc.
509,000	3.88%, due 10/24/21	434,241
	Platform Specialty Products Corp.
453,000	6.50%, due 02/01/22(a)	438,653
		4,012,281
	Commercial Services & Supplies — 2.3%

	ADT Corp. (The)
361,000	3.50%, due 07/15/22	323,203
	Aramark Services, Inc.
1,009,000	5.75%, due 03/15/20	1,046,207
	Laureate Education, Inc.
785,000	10.00%, due 09/01/19(a)	658,419
	West Corp.
900,000	5.38%, due 07/15/22(a)	846,000
		2,873,829
	Communications Equipment — 1.2%

	Avaya, Inc.
2,263,000	10.50%, due 03/01/21(a)	1,499,237

	Consumer Finance — 0.9%

	Navient Corp.
1,102,000	5.50%, due 01/15/19	1,052,410

	Containers & Packaging — 2.9%

	Ball Corp.
453,000	4.00%, due 11/15/23	426,952
200,000	5.25%, due 07/01/25	199,000
	Crown Americas LLC/Crown Americas Capital Corp. IV
541,000	4.50%, due 01/15/23	529,504
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
773,000	9.88%, due 08/15/19	812,616
1,574,000	5.75%, due 10/15/20	1,623,188
		3,591,260
	Diversified Financial Services — 0.7%

	Argos Merger Sub, Inc.
878,000	7.13%, due 03/15/23(a)	919,705

	Diversified Telecommunication Services — 3.1%

	CCO Holdings LLC/CCO Holdings Capital Corp.
1,220,000	6.50%, due 04/30/21	1,275,144
	CenturyLink, Inc.
1,117,000	6.45%, due 06/15/21	1,115,436
300,000	5.80%, due 03/15/22	284,625
	Virgin Media Secured Finance PLC
360,000	5.38%, due 04/15/21(a)	369,000
	Zayo Group LLC/Zayo Capital, Inc.
800,000	6.00%, due 04/01/23(a)	798,960
		3,843,165
	Electronic Equipment, Instruments & Components — 0.3%

	Zebra Technologies Corp.
394,000	7.25%, due 10/15/22(a)	421,580

	Food & Staples Retailing — 0.3%

	Rite Aid Corp.
323,000	6.13%, due 04/01/23(a)	331,479

	Food Products — 0.8%

	Post Holdings, Inc.
994,000	7.38%, due 02/15/22	1,018,850

	Gas Utilities — 1.8%

	Sabine Pass Liquefaction LLC
1,314,000	5.75%, due 05/15/24	1,284,435
1,000,000	5.63%, due 03/01/25(a)	966,875
		2,251,310

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds — 95.3% (continued)

	Health Care Providers & Services — 10.5%

	Amsurg Corp.
$880,000	5.63%, due 07/15/22	$898,154
	CHS/Community Health Systems, Inc.
1,964,000	8.00%, due 11/15/19	2,052,380
533,000	6.88%, due 02/01/22	566,478
	Crimson Merger Sub, Inc.
988,000	6.63%, due 05/15/22(a)	883,025
	DaVita HealthCare Partners, Inc.
1,665,000	5.13%, due 07/15/24	1,657,716
278,000	5.00%, due 05/01/25	272,440
	HCA, Inc.
921,000	7.50%, due 02/15/22	1,056,562
463,000	5.38%, due 02/01/25	469,945
	Kinetic Concepts, Inc./KCI USA Inc.
649,000	10.50%, due 11/01/18	684,695
	LifePoint Health, Inc.
992,000	5.50%, due 12/01/21	1,033,540
	MPH Acquisition Holdings LLC
926,000	6.63%, due 04/01/22(a)	951,465
	Tenet Healthcare Corp.
1,956,000	8.13%, due 04/01/22	2,166,270
359,000	6.75%, due 06/15/23	369,770
		13,062,440
	Healthcare Equipment & Supplies — 0.2%

	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
217,000	8.13%, due 06/15/21(a)	224,486

	Hotels, Restaurants & Leisure — 6.1%

	1011778 BC ULC/New Red Finance, Inc.
394,000	4.63%, due 01/15/22(a)	395,970
1,445,000	6.00%, due 04/01/22(a)	1,488,350
	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
249,000	11.00%, due 10/01/21	231,259
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
1,621,000	5.63%, due 10/15/21	1,689,892
	MGM Resorts International
746,000	6.63%, due 12/15/21	792,625
1,000,000	6.00%, due 03/15/23	1,015,000
	Pinnacle Entertainment, Inc.
213,000	7.50%, due 04/15/21	225,247
	Scientific Games International, Inc.
1,425,000	10.00%, due 12/01/22	1,307,438
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
400,000	5.50%, due 03/01/25(a)	370,000
		7,515,781
	Household Products — 0.6%

	Spectrum Brands, Inc.
736,000	5.75%, due 07/15/25(a)	758,080

	Independent Power and Renewable Electricity Producers — 3.8%

	Calpine Corp.
570,000	5.38%, due 01/15/23	549,879
1,044,000	5.75%, due 01/15/25	1,011,375
	Dynegy, Inc.
270,000	6.75%, due 11/01/19	279,956
1,400,000	7.38%, due 11/01/22	1,449,000
	NRG Energy, Inc.
710,000	7.63%, due 01/15/18	749,050
649,000	7.88%, due 05/15/21	670,093
		4,709,353
	Insurance — 0.6%

	HUB International Ltd.
720,000	7.88%, due 10/01/21(a)	718,200

	Internet Software & Services — 0.3%

	Equinix, Inc.
400,000	5.38%, due 04/01/23	401,000

	IT Services — 2.7%

	First Data Corp.
1,551,000	12.63%, due 01/15/21	1,781,711
820,000	11.75%, due 08/15/21	923,730
	SunGard Data Systems, Inc.
628,000	6.63%, due 11/01/19	651,550
		3,356,991
	Machinery — 0.4%

	Case New Holland Industrial, Inc.
510,000	7.88%, due 12/01/17	552,789

	Media — 8.0%

	Cequel Communications Holdings I LLC/Cequel Capital Corp.
1,174,000	6.38%, due 09/15/20(a)	1,152,574
	Clear Channel Worldwide Holdings, Inc.
976,000	7.63%, due 03/15/20	1,010,160
1,128,000	6.50%, due 11/15/22	1,165,224
	CSC Holdings LLC
592,000	6.75%, due 11/15/21	620,860
	DISH DBS Corp.
1,380,000	6.75%, due 06/01/21	1,385,382
1,052,000	5.88%, due 11/15/24	958,635
	Nielsen Finance LLC/Nielsen Finance Co.
950,000	5.00%, due 04/15/22(a)	936,937
	Sirius XM Radio, Inc.
1,008,000	6.00%, due 07/15/24(a)	1,038,240
695,000	5.38%, due 04/15/25(a)	686,313
	Univision Communications, Inc.
878,000	6.75%, due 09/15/22(a)	928,485
		9,882,810
	Metals & Mining — 2.0%

	First Quantum Minerals Ltd.
275,000	6.75%, due 02/15/20(a)	196,625
655,000	8.75%, due 06/01/20(a)(c)	704,125
505,000	7.00%, due 02/15/21(a)	356,025
	Novelis, Inc.
1,050,000	8.38%, due 12/15/17	1,051,313
184,000	8.75%, due 12/15/20	183,540
		2,491,628
	Oil, Gas & Consumable Fuels — 14.0%

	Antero Resources Corp.
851,000	5.38%, due 11/01/21	782,920

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds — 95.3% (continued)
$300,000	5.13%, due 12/01/22	$271,563
	California Resources Corp.
688,000	5.50%, due 09/15/21	533,461
1,429,000	6.00%, due 11/15/24	1,059,604
	Chesapeake Energy Corp.
1,640,000	4.88%, due 04/15/22	1,189,000
	Citgo Holding, Inc.
900,000	10.75%, due 02/15/20(a)	888,750
	Concho Resources, Inc.
476,000	5.50%, due 04/01/23	470,245
	CONSOL Energy, Inc.
1,733,000	5.88%, due 04/15/22	1,239,095
	Denbury Resources, Inc.
440,000	5.50%, due 05/01/22	313,500
1,044,000	4.63%, due 07/15/23	699,480
	Energy Transfer Equity LP
486,000	7.50%, due 10/15/20	520,637
337,000	5.88%, due 01/15/24	325,205
	Energy XXI Gulf Coast, Inc.
1,052,000	11.00%, due 03/15/20(a)	646,980
	EP Energy LLC/Everest Acquisition Finance, Inc.
1,245,000	9.38%, due 05/01/20	1,205,782
	Jupiter Resources, Inc.
500,000	8.50%, due 10/01/22(a)	312,500
	Linn Energy LLC/Linn Energy Finance Corp.
100,000	6.25%, due 11/01/19	39,000
1,991,000	8.63%, due 04/15/20	801,378
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
500,000	4.88%, due 12/01/24	463,750
	MEG Energy Corp.
809,000	7.00%, due 03/31/24(a)	661,358
	Oasis Petroleum, Inc.
631,000	6.88%, due 03/15/22	523,730
	Offshore Group Investment Ltd.
935,000	7.50%, due 11/01/19	434,775
	Peabody Energy Corp.
1,537,000	6.00%, due 11/15/18	511,052
1,465,000	6.25%, due 11/15/21	384,563
	Sanchez Energy Corp.
821,000	6.13%, due 01/15/23	615,750
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
694,000	5.00%, due 01/15/18(a)	687,060
	Whiting Petroleum Corp.
852,000	5.00%, due 03/15/19	762,540
350,000	5.75%, due 03/15/21	313,250
	WPX Energy, Inc.
820,000	6.00%, due 01/15/22	692,900
		17,349,828
	Pharmaceuticals — 2.9%

	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
376,000	6.00%, due 07/15/23(a)	391,040
675,000	6.00%, due 02/01/25(a)	693,562
	Valeant Pharmaceuticals International, Inc.
1,051,000	5.88%, due 05/15/23(a)	1,072,020
1,373,000	6.13%, due 04/15/25(a)	1,414,190
		3,570,812
	Real Estate Investment Trusts (REITs) — 1.3%

	Crown Castle International Corp.
969,000	5.25%, due 01/15/23	1,013,816
	Iron Mountain, Inc.
624,000	5.75%, due 08/15/24	626,340
		1,640,156
	Road & Rail — 0.3%

	Hertz Corp. (The)
357,000	6.75%, due 04/15/19	365,033

	Semiconductors & Semiconductor Equipment — 1.8%

	Micron Technology, Inc.
2,350,000	5.50%, due 02/01/25	2,185,500

	Software — 3.7%

	Activision Blizzard, Inc.
1,402,000	5.63%, due 09/15/21(a)	1,473,852
	Audatex North America, Inc.
880,000	6.00%, due 06/15/21(a)	859,285
	BMC Software Finance, Inc.
850,000	8.13%, due 07/15/21(a)	694,875
	Infor US, Inc.
889,000	6.50%, due 05/15/22(a)	833,438
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20(a)	701,316
		4,562,766
	Specialty Retail — 2.1%

	Claire’s Stores, Inc.
600,000	9.00%, due 03/15/19(a)	508,500
	Dollar Tree, Inc.
1,422,000	5.75%, due 03/01/23(a)	1,489,545
	L Brands, Inc.
110,000	6.63%, due 04/01/21	123,750
415,000	5.63%, due 02/15/22	444,569
		2,566,364
	Textiles, Apparel & Luxury Goods — 0.2%

	Hanesbrands, Inc.
216,000	6.38%, due 12/15/20	224,910

	Thrifts & Mortgage Finance — 0.3%

	Quicken Loans, Inc.
418,000	5.75%, due 05/01/25(a)	407,550

	Trading Companies & Distributors — 3.1%

	HD Supply, Inc.
1,151,000	7.50%, due 07/15/20	1,228,692
	International Lease Finance Corp.
1,413,000	8.75%, due 03/15/17	1,532,398
135,000	6.25%, due 05/15/19	145,463
	United Rentals North America, Inc.
861,000	7.63%, due 04/15/22	927,728
		3,834,281
	Wireless Telecommunication Services — 3.5%

	Sprint Communications, Inc.
413,000	9.00%, due 11/15/18(a)	459,979
	Sprint Corp.
1,671,000	7.88%, due 09/15/23	1,606,249
	T-Mobile USA, Inc.
1,194,000	6.25%, due 04/01/21	1,233,163
1,042,000	6.63%, due 04/01/23	1,086,806
		4,386,197

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds — 95.3% (continued)

	Total Corporate Bonds
	(Cost $127,739,477)	$118,233,189

	Repurchase Agreements (b) — 2.2%
$2,677,680	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,677,691	2,677,680
	Total Repurchase Agreements (Cost $2,677,680)	2,677,680
	Total Investment Securities
	(Cost $130,417,157) — 97.5%	120,910,869
	Other assets less liabilities — 2.5%	3,083,262
	Net Assets — 100.0%	$123,994,131

(a)         Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)          Security has been deemed to be illiquid as of August 31, 2015.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,036
Aggregate gross unrealized depreciation	(9,963,107)
Net unrealized depreciation	$(9,664,071)
Federal income tax cost of investments	$130,574,940

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	412	12/21/15	$52,349,750	$128,107
U.S. 2 Year Treasury Note Futures Contracts	126	12/31/15	27,527,063	46,607
U.S. 5 Year Treasury Note Futures Contracts	344	12/31/15	41,086,500	160,597
				$335,311

Cash collateral in the amount of $1,042,470 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

See accompanying notes to schedules of portfolio investments.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 95.1%
	Aerospace & Defense — 1.2%

	Lockheed Martin Corp.
$140,000	4.07%, due 12/15/42	$129,471
	United Technologies Corp.
1,176,000	6.13%, due 07/15/38	1,427,681
240,000	5.70%, due 04/15/40	281,575
		1,838,727
	Air Freight & Logistics — 0.3%

	United Parcel Service, Inc.
416,000	2.45%, due 10/01/22	407,616

	Automobiles — 1.6%

	Daimler Finance North America LLC
469,000	8.50%, due 01/18/31	683,681
	Ford Motor Co.
620,000	7.45%, due 07/16/31	781,581
	General Motors Co.
859,000	4.88%, due 10/02/23	874,733
251,000	5.20%, due 04/01/45	236,439
		2,576,434
	Banks — 17.9%

	Banco do Brasil S.A.
926,000	3.88%, due 10/10/22	782,470
	Bank of America Corp.
520,000	5.00%, due 05/13/21	569,178
392,000	5.70%, due 01/24/22	441,947
1,216,000	3.30%, due 01/11/23	1,198,404
241,000	4.20%, due 08/26/24	239,048
348,000	6.11%, due 01/29/37	395,184
952,000	7.75%, due 05/14/38	1,280,759
576,000	4.88%, due 04/01/44	599,685
	Barclays Bank PLC
874,000	3.75%, due 05/15/24	877,784
	Citigroup, Inc.
2,457,000	3.88%, due 10/25/23	2,497,713
459,000	5.88%, due 01/30/42	533,716
1,671,000	5.30%, due 05/06/44	1,761,025
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1,286,000	3.88%, due 02/08/22	1,345,172
1,037,000	4.63%, due 12/01/23	1,067,348
107,000	5.25%, due 05/24/41	116,876
	Fifth Third Bancorp
507,000	8.25%, due 03/01/38	719,730
	HSBC Holdings PLC
136,000	5.10%, due 04/05/21	150,108
1,057,000	4.25%, due 03/14/24	1,059,227
1,111,000	6.80%, due 06/01/38	1,356,917
799,000	5.25%, due 03/14/44	815,262
	JPMorgan Chase & Co.
1,829,000	4.50%, due 01/24/22	1,950,784
1,237,000	3.25%, due 09/23/22	1,228,704
548,000	3.88%, due 09/10/24	539,800
1,017,000	6.40%, due 05/15/38	1,274,475
	KeyCorp
400,000	5.10%, due 03/24/21	441,580
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	393,900
240,000	3.50%, due 03/08/22	246,474
1,132,000	3.30%, due 09/09/24	1,121,567
1,581,000	3.00%, due 02/19/25	1,522,373
587,000	3.90%, due 05/01/45	537,387
	Wells Fargo Bank N.A.
1,018,000	6.60%, due 01/15/38	1,331,959
		28,396,556
	Beverages — 1.6%

	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	385,048
1,100,000	3.75%, due 07/15/42	970,261
	PepsiCo, Inc.
1,245,000	2.75%, due 03/05/22	1,231,477
		2,586,786
	Capital Markets — 8.4%

	BlackRock, Inc.
190,000	3.50%, due 03/18/24	192,929
	Credit Suisse
1,021,000	3.00%, due 10/29/21	1,016,097
	Deutsche Bank AG
199,000	3.70%, due 05/30/24	197,651
769,000	4.50%, due 04/01/25	744,436
	Goldman Sachs Group, Inc. (The)
1,185,000	3.63%, due 01/22/23	1,191,228
1,095,000	5.95%, due 01/15/27	1,226,878
1,696,000	6.13%, due 02/15/33	2,017,794
471,000	6.45%, due 05/01/36	541,209
	Morgan Stanley
1,255,000	3.88%, due 04/29/24	1,274,953
1,336,000	3.70%, due 10/23/24	1,334,927
2,303,000	5.00%, due 11/24/25	2,424,560
	State Street Corp.
1,127,000	3.70%, due 11/20/23	1,159,347
		13,322,009
	Chemicals — 0.5%

	Dow Chemical Co. (The)
292,000	7.38%, due 11/01/29	370,319
	Ecolab, Inc.
150,000	4.35%, due 12/08/21	161,241
	EI du Pont de Nemours & Co.
330,000	2.80%, due 02/15/23	316,048
		847,608
	Communications Equipment — 1.1%

	Cisco Systems, Inc.
1,620,000	3.63%, due 03/04/24	1,670,802
	Telefonaktiebolaget LM Ericsson
150,000	4.13%, due 05/15/22	155,462
		1,826,264
	Consumer Finance — 1.5%

	American Express Co.
677,000	4.05%, due 12/03/42	637,851
	Capital One Financial Corp.
551,000	4.75%, due 07/15/21	589,753
	Ford Motor Credit Co. LLC
729,000	4.38%, due 08/06/23	747,474
	Toyota Motor Credit Corp.
320,000	3.40%, due 09/15/21	330,741
		2,305,819
	Diversified Financial Services — 3.7%

	General Electric Capital Corp.
100,000	4.65%, due 10/17/21	109,976
352,000	6.75%, due 03/15/32	461,645
1,660,000	6.88%, due 01/10/39	2,230,920

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds — 95.1% (continued)
	Shell International Finance B.V.
$640,000	2.38%, due 08/21/22	$611,105
450,000	3.25%, due 05/11/25	440,616
602,000	5.50%, due 03/25/40	675,016
732,000	4.55%, due 08/12/43	739,718
638,000	4.38%, due 05/11/45	630,969
		5,899,965
	Diversified Telecommunication Services — 6.0%

	AT&T, Inc.
867,000	4.45%, due 05/15/21	914,212
675,000	6.50%, due 09/01/37	759,469
180,000	5.35%, due 09/01/40	176,830
1,332,000	5.55%, due 08/15/41	1,338,771
	Embarq Corp.
469,000	8.00%, due 06/01/36	495,967
	Telefonica Emisiones SAU
987,000	7.05%, due 06/20/36	1,207,713
	Verizon Communications, Inc.
554,000	4.60%, due 04/01/21	594,084
750,000	3.50%, due 11/01/21	759,016
1,260,000	5.15%, due 09/15/23	1,381,349
398,000	6.40%, due 09/15/33	456,381
836,000	5.85%, due 09/15/35	900,040
584,000	6.00%, due 04/01/41	635,755
		9,619,587
	Electric Utilities — 0.8%

	Duke Energy Florida LLC
100,000	6.40%, due 06/15/38	129,160
	FirstEnergy Corp.
239,000	7.38%, due 11/15/31	286,066
	Pacific Gas & Electric Co.
651,000	6.05%, due 03/01/34	780,449
		1,195,675
	Energy Equipment & Services — 0.7%

	Baker Hughes, Inc.
558,000	5.13%, due 09/15/40	566,988
	Ensco PLC
323,000	4.70%, due 03/15/21	295,901
	Halliburton Co.
234,000	7.45%, due 09/15/39	308,052
		1,170,941
	Food & Staples Retailing — 2.6%

	Wal-Mart Stores, Inc.
542,000	7.55%, due 02/15/30	761,202
1,182,000	5.25%, due 09/01/35	1,353,005
581,000	6.50%, due 08/15/37	756,497
1,039,000	5.63%, due 04/15/41	1,247,761
		4,118,465
	Food Products — 1.2%

	Kellogg Co.
409,000	7.45%, due 04/01/31	521,139
	Kraft Foods Group, Inc.
853,000	3.50%, due 06/06/22	860,642
	Unilever Capital Corp.
371,000	5.90%, due 11/15/32	477,398
		1,859,179
	Health Care Providers & Services — 2.2%

	Anthem, Inc.
467,000	3.30%, due 01/15/23	452,720
	Express Scripts Holding Co.
393,000	4.75%, due 11/15/21	420,327
	HCA, Inc.
500,000	5.00%, due 03/15/24	511,875
810,000	5.25%, due 04/15/25	840,375
	Howard Hughes Medical Institute
619,000	3.50%, due 09/01/23	640,597
	UnitedHealth Group, Inc.
449,000	6.88%, due 02/15/38	594,000
		3,459,894
	Household Products — 0.6%

	Procter & Gamble Co. (The)
940,000	2.30%, due 02/06/22	926,823

	Industrial Conglomerates — 0.7%

	General Electric Co.
637,000	2.70%, due 10/09/22	622,803
200,000	4.13%, due 10/09/42	191,188
	Koninklijke Philips N.V.
291,000	6.88%, due 03/11/38	338,432
		1,152,423
	Insurance — 1.8%

	American International Group, Inc.
805,000	4.88%, due 06/01/22	878,256
123,000	4.13%, due 02/15/24	127,302
	AXA S.A.
254,000	8.60%, due 12/15/30	340,360
	MetLife, Inc.
656,000	5.70%, due 06/15/35	756,409
787,000	4.05%, due 03/01/45	728,122
		2,830,449
	Internet Software & Services — 0.5%

	Google, Inc.
786,000	3.38%, due 02/25/24	800,796

	IT Services — 1.0%

	International Business Machines Corp.
895,000	3.63%, due 02/12/24	907,150
401,000	4.00%, due 06/20/42	366,373
	Xerox Corp.
372,000	4.50%, due 05/15/21	381,101
		1,654,624
	Life Sciences Tools & Services — 0.1%

	Thermo Fisher Scientific, Inc.
211,000	4.50%, due 03/01/21	224,841

	Machinery — 0.5%

	Caterpillar, Inc.
909,000	3.80%, due 08/15/42	825,279

	Media — 8.1%

	21st Century Fox America, Inc.
650,000	6.65%, due 11/15/37	763,915
	Comcast Corp.
915,000	3.13%, due 07/15/22	920,258
992,000	3.60%, due 03/01/24	1,012,422
611,000	4.25%, due 01/15/33	604,574
1,085,000	6.50%, due 11/15/35	1,349,762

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds — 95.1% (continued)
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
$305,000	3.80%, due 03/15/22	$302,600
910,000	6.38%, due 03/01/41	973,991
	Historic TW, Inc.
687,000	6.63%, due 05/15/29	823,155
	NBCUniversal Media LLC
350,000	2.88%, due 01/15/23	341,112
371,000	5.95%, due 04/01/41	446,398
	Omnicom Group, Inc.
460,000	3.63%, due 05/01/22	455,562
	Time Warner Cable, Inc.
233,000	7.30%, due 07/01/38	247,298
540,000	6.75%, due 06/15/39	550,154
	Time Warner Entertainment Co. LP
983,000	8.38%, due 03/15/23	1,198,843
	Time Warner, Inc.
554,000	7.70%, due 05/01/32	718,362
780,000	6.10%, due 07/15/40	856,699
	Viacom, Inc.
826,000	4.38%, due 03/15/43	609,425
	Walt Disney Co. (The)
801,000	2.35%, due 12/01/22	776,679
		12,951,209
	Metals & Mining — 3.8%

	Barrick Gold Corp.
317,000	3.85%, due 04/01/22	281,353
	Barrick North America Finance LLC
397,000	4.40%, due 05/30/21	374,568
	BHP Billiton Finance USA Ltd.
627,000	3.85%, due 09/30/23	635,667
395,000	4.13%, due 02/24/42	354,276
549,000	5.00%, due 09/30/43	564,026
	Newmont Mining Corp.
408,000	6.25%, due 10/01/39	362,215
	Rio Tinto Finance USA Ltd.
870,000	4.13%, due 05/20/21	911,418
	Southern Copper Corp.
1,140,000	5.25%, due 11/08/42	926,934
	Vale Overseas Ltd.
510,000	6.88%, due 11/21/36	434,010
616,000	6.88%, due 11/10/39	523,908
	Vale S.A.
793,000	5.63%, due 09/11/42	607,597
		5,975,972
	Multiline Retail — 0.8%

	Target Corp.
1,391,000	4.00%, due 07/01/42	1,337,160

	Multi-Utilities — 0.4%

	Berkshire Hathaway Energy Co.
504,000	6.50%, due 09/15/37	621,573

	Oil, Gas & Consumable Fuels — 9.6%

	Anadarko Petroleum Corp.
393,000	6.45%, due 09/15/36	442,358
	Apache Corp.
200,000	6.00%, due 01/15/37	208,829
	BP Capital Markets PLC
537,000	4.74%, due 03/11/21	588,029
503,000	3.25%, due 05/06/22	499,175
772,000	3.81%, due 02/10/24	776,574
	Cenovus Energy, Inc.
252,000	6.75%, due 11/15/39	261,443
	CNOOC Finance 2013 Ltd.
200,000	3.00%, due 05/09/23	187,238
	CNOOC Finance 2015 USA LLC
450,000	3.50%, due 05/05/25	431,869
	ConocoPhillips
998,000	6.50%, due 02/01/39	1,204,496
	Devon Energy Corp.
568,000	7.95%, due 04/15/32	713,861
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	124,566
	Ecopetrol S.A.
983,000	5.88%, due 09/18/23	991,601
	Hess Corp.
370,000	5.60%, due 02/15/41	357,464
	Kinder Morgan Energy Partners LP
570,000	6.95%, due 01/15/38	582,813
	Newfield Exploration Co.
409,000	5.63%, due 07/01/24	397,957
	Nexen Energy ULC
873,000	6.40%, due 05/15/37	1,028,343
	Petrobras Global Finance B.V.
1,623,000	4.38%, due 05/20/23	1,275,191
1,093,000	6.75%, due 01/27/41	836,921
193,000	7.25%, due 03/17/44	155,365
	Phillips 66
718,000	4.30%, due 04/01/22	749,869
	Statoil ASA
433,000	3.70%, due 03/01/24	438,349
	Suncor Energy, Inc.
393,000	6.50%, due 06/15/38	464,455
	Total Capital International S.A.
135,000	2.75%, due 06/19/21	135,582
184,000	2.88%, due 02/17/22	182,035
494,000	2.70%, due 01/25/23	473,098
103,000	3.70%, due 01/15/24	105,001
332,000	3.75%, due 04/10/24	338,099
	TransCanada PipeLines Ltd.
373,000	2.50%, due 08/01/22	348,154
482,000	6.20%, due 10/15/37	537,321
	Valero Energy Corp.
368,000	6.63%, due 06/15/37	405,662
	Williams Partners LP
102,000	6.30%, due 04/15/40	97,962
		15,339,680
	Pharmaceuticals — 5.6%

	AbbVie, Inc.
398,000	2.90%, due 11/06/22	384,276
738,000	4.40%, due 11/06/42	681,432
	AstraZeneca PLC
632,000	6.45%, due 09/15/37	805,404
	GlaxoSmithKline Capital PLC
1,122,000	2.85%, due 05/08/22	1,106,894
	GlaxoSmithKline Capital, Inc.
330,000	6.38%, due 05/15/38	412,767
	Merck & Co., Inc.
313,000	2.35%, due 02/10/22	305,337
990,000	4.15%, due 05/18/43	973,858
	Novartis Capital Corp.
330,000	2.40%, due 09/21/22	320,976
1,214,000	4.40%, due 05/06/44	1,285,326
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	483,267
200,000	3.40%, due 05/15/24	200,337
704,000	7.20%, due 03/15/39	963,866

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds — 95.1% (continued)
	Sanofi
$948,000	4.00%, due 03/29/21	$1,008,265
		8,932,005
	Real Estate Investment Trusts (REITs) — 0.6%

	American Tower Corp.
697,000	3.50%, due 01/31/23	663,370
	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	294,952
		958,322
	Semiconductors & Semiconductor Equipment — 0.7%

	Intel Corp.
317,000	3.30%, due 10/01/21	327,227
846,000	4.80%, due 10/01/41	862,297
		1,189,524
	Software — 1.5%

	Microsoft Corp.
439,000	5.30%, due 02/08/41	504,255
	Oracle Corp.
375,000	2.80%, due 07/08/21	376,257
1,174,000	6.13%, due 07/08/39	1,423,675
		2,304,187
	Specialty Retail — 0.5%

	Home Depot, Inc. (The)
646,000	5.88%, due 12/16/36	783,577

	Technology Hardware, Storage & Peripherals — 3.6%

	Apple, Inc.
664,000	2.70%, due 05/13/22	656,003
1,295,000	2.40%, due 05/03/23	1,236,312
126,000	3.45%, due 05/06/24	128,265
700,000	2.50%, due 02/09/25	657,297
306,000	3.20%, due 05/13/25	304,521
1,015,000	3.85%, due 05/04/43	925,811
697,000	3.45%, due 02/09/45	589,943
	Hewlett-Packard Co.
573,000	4.38%, due 09/15/21	595,879
597,000	4.65%, due 12/09/21	628,483
		5,722,514
	Thrifts & Mortgage Finance — 0.5%

	Abbey National Treasury Services PLC
585,000	4.00%, due 03/13/24	606,252
	BPCE S.A.
250,000	4.00%, due 04/15/24	257,383
		863,635
	Tobacco — 1.6%

	Altria Group, Inc.
683,000	4.75%, due 05/05/21	736,552
738,000	2.85%, due 08/09/22	709,996
200,000	4.00%, due 01/31/24	203,339
	Philip Morris International, Inc.
333,000	6.38%, due 05/16/38	414,328
	Reynolds American, Inc.
518,000	4.75%, due 11/01/42	481,291
		2,545,506
	Wireless Telecommunication Services — 1.3%

	America Movil SAB de CV
735,000	3.13%, due 07/16/22	720,778
	Vodafone Group PLC
1,038,000	2.95%, due 02/19/23	978,056
350,000	4.38%, due 02/19/43	303,920
		2,002,754
	Total Corporate Bonds (Cost $156,398,133)	151,374,378

	Repurchase Agreements (a) — 2.3%
3,597,359	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,597,372	3,597,359
	Total Repurchase Agreements (Cost $3,597,359)	3,597,359
	Total Investment Securities (Cost $159,995,492) — 97.4%	154,971,737
	Other assets less liabilities — 2.6%	4,076,999
	Net Assets — 100.0%	$159,048,736

(a)   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$278,621
Aggregate gross unrealized depreciation	(5,354,823)
Net unrealized depreciation	$(5,076,202)
Federal income tax cost of investments	$160,047,939

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note Futures Contracts	659	12/21/15	$83,734,187	$204,550
U.S. Long Bond Futures Contracts	201	12/21/15	31,079,625	(17,439)
Ultra Long Term U.S. Treasury Bond Futures Contracts	199	12/21/15	31,522,844	(10,529)
				$176,582

Cash collateral in the amount of $2,627,845 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 98.9%
	Banks — 87.4%

	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16(a)	$254,217
	Bank of Montreal
250,000	1.95%, due 01/30/17(a)	253,204
	Bank of Nova Scotia (The)
265,000	1.95%, due 01/30/17(a)	268,309
300,000	2.13%, due 09/11/19	302,643
	Bank of Scotland PLC
150,000	5.25%, due 02/21/17(a)	159,247
	Barclays Bank PLC
295,000	2.25%, due 05/10/17(a)	300,419
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18(a)	300,966
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17(a)	200,534
	DNB Boligkreditt AS
270,000	1.45%, due 03/21/18(a)	269,990
	National Australia Bank Ltd.
295,000	2.00%, due 02/22/19(a)	297,362
250,000	2.13%, due 09/09/19(a)	251,748
	Norddeutsche Landesbank Girozentrale
200,000	2.00%, due 02/05/19(a)	201,690
	Royal Bank of Canada
150,000	1.20%, due 09/19/17	149,517
330,000	2.00%, due 10/01/18	333,512
300,000	2.20%, due 09/23/19	303,351
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18(a)	199,054
	SpareBank 1 Boligkreditt AS
320,000	1.25%, due 05/02/18(a)	317,975
	Stadshypotek AB
320,000	1.25%, due 05/23/18(a)	317,972
	Swedbank Hypotek AB
230,000	2.38%, due 04/05/17(a)	234,489
	Toronto-Dominion Bank (The)
200,000	2.25%, due 09/25/19(a)	202,423
	Westpac Banking Corp.
200,000	1.38%, due 05/30/18(a)	198,873
440,000	1.85%, due 11/26/18(a)	441,733
		5,759,228
	Capital Markets — 7.7%

	ING Bank N.V.
300,000	2.63%, due 12/05/22(a)	302,425
	UBS AG
200,000	2.25%, due 03/30/17(a)	203,466
		505,891
	Diversified Financial Services — 3.8%

	Caisse Centrale Desjardins
250,000	1.60%, due 03/06/17(a)	252,095
	Total Corporate Bonds (Cost $6,496,420)	6,517,214

	Repurchase Agreements (b) — 0.9%
60,328	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $60,328	60,328
	Total Repurchase Agreements (Cost $60,328)	60,328
	Total Investment Securities (Cost $6,556,748) — 99.8%	6,577,542
	Other assets less liabilities — 0.2%	14,807
	Net Assets — 100.0%	$6,592,349

(a)   Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,794
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$20,794
Federal income tax cost of investments	$6,556,748

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of August 31, 2015:

Canada	31.3%
Australia	26.5%
Sweden	11.4%
Norway	8.9%
United Kingdom	7.0%
Netherlands	4.6%
Germany	3.1%
Switzerland	3.1%
France	3.0%
Other (1)	1.1%
100.0%

(1)     Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

	Principal Amount		Value
		Sovereign Government & Agency Obligations — 88.7%
		Germany — 88.7%

		Bund Laender Anleihe
EUR	130,000	1.50%, due 07/15/20	$154,134
		Bundesrepublik Deutschland
	139,000	3.75%, due 01/04/19	175,796
	136,000	3.50%, due 07/04/19	173,154
	143,000	1.75%, due 07/04/22	175,521
	158,000	0.50%, due 02/15/25	173,158
	102,000	4.00%, due 01/04/37	169,382
		Free State of Bavaria
	57,000	4.13%, due 01/16/17	67,538
		Gemeinsame Deutsche Bundeslaender
	75,000	1.75%, due 06/13/22	90,356
	65,000	0.50%, due 02/05/25	69,692
		KFW
	153,000	1.13%, due 10/16/18	177,727
	132,000	3.88%, due 01/21/19	167,364
	151,000	0.88%, due 03/18/19	174,415
	144,000	1.63%, due 01/15/21	173,240
	129,000	3.38%, due 01/18/21	168,680
		State of Baden-Wurttemberg
	67,000	1.00%, due 07/18/22	77,043
	76,000	2.00%, due 11/13/23	93,276
		State of Berlin
	65,000	1.88%, due 06/12/23	78,883
	65,000	1.63%, due 06/03/24	77,233
		State of Brandenburg
	42,000	1.50%, due 02/12/20	49,628
	39,000	3.50%, due 06/15/21	51,242
		State of Hesse
	61,000	1.75%, due 01/20/23	73,519
	65,000	1.38%, due 06/10/24	75,873
		State of Lower Saxony
	54,000	4.25%, due 02/27/18	66,883
	61,000	2.13%, due 01/16/24	75,443
		State of North Rhine-Westphalia
	68,000	0.88%, due 12/04/17	77,707
	73,000	1.88%, due 09/15/22	88,567
		State of Rhineland-Palatinate
	60,000	4.25%, due 03/02/18	74,329
	46,000	1.25%, due 01/16/20	53,779
		State of Saxony-Anhalt
	43,000	1.63%, due 04/25/23	51,331
	40,000	1.88%, due 04/10/24	48,518
			3,223,411
		Total Sovereign Government & Agency Obligations (Cost $3,673,588)	3,223,411

		Corporate Bonds — 9.8%
		Banks — 9.8%

		Landeskreditbank Baden-Wuerttemberg Foerderbank
	44,000	1.00%, due 11/19/18	50,820
	49,000	0.25%, due 11/25/19	55,094
		Landwirtschaftliche Rentenbank
	54,000	2.88%, due 08/30/21	69,656
	51,000	1.25%, due 05/20/22	60,257
		NRW Bank
	44,000	0.63%, due 06/30/17	49,902
	54,000	3.88%, due 01/27/20	70,193
			355,922
		Total Corporate Bonds (Cost $382,680)	355,922

		Repurchase Agreements (a) — 0.4%
$13,601		Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $13,601	13,601
		Total Repurchase Agreements (Cost $13,601)	13,601
		Total Investment Securities (Cost $4,069,869) — 98.9%	3,592,934
		Other assets less liabilities — 1.1%	41,277
		Net Assets — 100.0%	$3,634,211

(a)   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR       Euro

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,176
Aggregate gross unrealized depreciation	(479,111)
Net unrealized depreciation	$(476,935)
Federal income tax cost of investments	$4,069,869

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Sovereign Government & Agency Obligations — 66.9%
	Brazil — 5.1%

	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$102,125
100,000	6.50%, due 06/10/19	103,200
	Brazilian Government International Bond
102,000	6.00%, due 01/17/17	107,355
60,000	8.88%, due 10/14/19	72,750
		385,430
	Colombia — 1.9%

	Colombia Government International Bond
110,000	11.75%, due 02/25/20	147,125

	El Salvador — 1.4%

	El Salvador Government International Bond
100,000	7.38%, due 12/01/19	107,500

	Hungary — 3.5%

	Hungary Government International Bond
150,000	4.13%, due 02/19/18	155,812
100,000	6.25%, due 01/29/20	112,722
		268,534
	Indonesia — 6.6%

	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	178,200
	Perusahaan Penerbit SBSN Indonesia III
300,000	6.13%, due 03/15/19	329,250
		507,450
	Lithuania — 2.9%

	Lithuania Government International Bond
205,000	5.13%, due 09/14/17	220,260

	Mexico — 4.7%

	Mexico Government International Bond
140,000	5.63%, due 01/15/17	148,400
90,000	5.95%, due 03/19/19	100,575
100,000	5.13%, due 01/15/20	109,500
		358,475
	Pakistan — 2.7%

	Pakistan Government International Bond
200,000	6.75%, due 12/03/19	204,252

	Panama — 1.4%

	Panama Government International Bond
100,000	5.20%, due 01/30/20	109,375

	Philippines — 2.4%

	Philippine Government International Bond
150,000	8.38%, due 06/17/19	184,500

	Poland — 2.6%

	Poland Government International Bond
170,000	6.38%, due 07/15/19	196,294

	Qatar — 6.2%

	Qatar Government International Bond
230,000	6.55%, due 04/09/19	269,054
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	204,517
		473,571
	Russia — 0.8%

	Russian Foreign Bond - Eurobond
50,000	11.00%, due 07/24/18	59,600

	Serbia — 2.6%

	Republic of Serbia
200,000	4.88%, due 02/25/20	201,890

	Slovenia — 2.7%

	Slovenia Government International Bond
200,000	4.13%, due 02/18/19	210,086

	South Africa — 2.9%

	South Africa Government International Bond
200,000	6.88%, due 05/27/19	224,752

	Sri Lanka — 2.7%

	Sri Lanka Government International Bond
200,000	6.00%, due 01/14/19	203,000

	Turkey — 5.6%

	Export Credit Bank of Turkey
201,000	5.38%, due 11/04/16	206,970
	Turkey Government International Bond
102,000	6.75%, due 04/03/18	111,362
100,000	7.50%, due 11/07/19	114,054
		432,386
	Ukraine — 6.2%

	Ukraine Government International Bond
200,000	6.25%, due 06/17/16	142,000
360,000	6.58%, due 11/21/16	257,400
100,000	6.75%, due 11/14/17	72,000
		471,400
	Venezuela — 2.0%

	Venezuela Government International Bond
100,000	5.75%, due 02/26/16	79,500
220,000	7.75%, due 10/13/19	77,440
		156,940
	Total Sovereign Government & Agency Obligations (Cost $5,085,680)	5,122,820

	Corporate Bonds — 30.6%
	Banks — 11.9%

	QNB Finance Ltd.
200,000	3.38%, due 02/22/17	205,000
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
200,000	7.75%, due 05/29/18	205,556
	Sberbank of Russia Via SB Capital S.A.
195,000	4.95%, due 02/07/17	196,463
100,000	5.40%, due 03/24/17	100,899
	Turkiye Halk Bankasi AS
200,000	4.88%, due 07/19/17	203,772
		911,690
	Diversified Financial Services — 1.7%

	Gazprom OAO Via Gaz Capital S.A.
125,000	6.21%, due 11/22/16	129,250

	Electric Utilities — 4.8%

	Hrvatska Elektroprivreda
250,000	6.00%, due 11/09/17	259,797
	Majapahit Holding B.V.
100,000	8.00%, due 08/07/19	112,380
		372,177
	Electrical Equipment — 1.4%

	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, due 11/02/16	106,250

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Multi-Utilities — 1.5%

	Empresas Publicas de Medellin ESP
$100,000	7.63%, due 07/29/19	$115,120

	Oil, Gas & Consumable Fuels — 9.3%

	Petrobras Global Finance B.V.
100,000	3.25%, due 03/17/17	95,810
84,000	5.88%, due 03/01/18	82,425
90,000	7.88%, due 03/15/19	90,700
	Petroleos de Venezuela S.A.
60,000	5.00%, due 10/28/15	59,056
63,000	5.13%, due 10/28/16	36,383
140,000	5.25%, due 04/12/17	59,136
	Petroleos Mexicanos
204,000	5.75%, due 03/01/18	219,045
60,000	8.00%, due 05/03/19	69,009
		711,564
	Total Corporate Bonds (Cost $2,388,159)	2,346,051
	Total Investment Securities (Cost $7,473,839) — 97.5%	7,468,871
	Other assets less liabilities — 2.5%	189,978
	Net Assets — 100.0%	$7,658,849

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,062
Aggregate gross unrealized depreciation	(152,030)
Net unrealized depreciation	$(4,968)
Federal income tax cost of investments	$7,473,839

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2015:

Russia	9.0%
Qatar	8.9%
Brazil	8.5%
Mexico	8.4%
Turkey	8.3%
Indonesia	8.1%
Ukraine	6.2%
Venezuela	4.1%
Philippines	3.8%
Hungary	3.5%
Colombia	3.4%
Croatia	3.4%
South Africa	2.9%
Lithuania	2.9%
Slovenia	2.7%
Pakistan	2.7%
Sri Lanka	2.7%
Serbia	2.6%
Poland	2.6%
Panama	1.4%
El Salvador	1.4%
Other (1)	2.5%
100.0%

(1)      Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 14.7%
	Consumer Discretionary — 1.9%

13	1-800-Flowers.com, Inc., Class A*	$109
13	2U, Inc.*	455
37	Abercrombie & Fitch Co., Class A	735
21	Advance Auto Parts, Inc.	3,680
112	Amazon.com, Inc.*	57,444
11	AMC Entertainment Holdings, Inc., Class A	319
40	American Axle & Manufacturing Holdings, Inc.*	808
104	American Eagle Outfitters, Inc.	1,770
9	American Public Education, Inc.*	197
5	America’s Car-Mart, Inc.*	179
50	Apollo Education Group, Inc.*	555
7	Arctic Cat, Inc.	185
14	Asbury Automotive Group, Inc.*	1,128
91	Ascena Retail Group, Inc.*	1,098
7	Ascent Capital Group, Inc., Class A*	197
22	AutoNation, Inc.*	1,316
9	AutoZone, Inc.*	6,444
17	Barnes & Noble Education, Inc.*	226
27	Barnes & Noble, Inc.	421
6	Bassett Furniture Industries, Inc.	174
17	Beazer Homes USA, Inc.*	284
15	bebe stores, inc.	21
50	Bed Bath & Beyond, Inc.*	3,105
51	Belmond Ltd., Class A*	580
86	Best Buy Co., Inc.	3,160
10	Big 5 Sporting Goods Corp.	115
29	Big Lots, Inc.	1,392
1	Biglari Holdings, Inc.*	373
11	BJ’s Restaurants, Inc.*	473
12	Black Diamond, Inc.*	89
66	Bloomin’ Brands, Inc.	1,366
6	Blue Nile, Inc.*	204
12	Bob Evans Farms, Inc.	542
4	Bojangles’, Inc.*	83
6	Boot Barn Holdings, Inc.*	131
66	BorgWarner, Inc.	2,880
42	Boyd Gaming Corp.*	676
8	Bravo Brio Restaurant Group, Inc.*	102
9	Bridgepoint Education, Inc.*	73
20	Bright Horizons Family Solutions, Inc.*	1,222
15	Buckle, Inc. (The)	633
10	Buffalo Wild Wings, Inc.*	1,897
8	Build-A-Bear Workshop, Inc.*	157
40	Burlington Stores, Inc.*	2,124
65	Cablevision Systems Corp., Class A	1,636
25	Caesars Acquisition Co., Class A*	178
29	Caesars Entertainment Corp.*	277
23	Caleres, Inc.	766
41	Callaway Golf Co.	363
7	Cambium Learning Group, Inc.*	36
6	Capella Education Co.	292
36	Career Education Corp.*	134
61	CarMax, Inc.*	3,721
13	Carmike Cinemas, Inc.*	310
132	Carnival Corp.	6,498
9	Carriage Services, Inc.	207
19	Carrols Restaurant Group, Inc.*	240
14	Cato Corp. (The), Class A	492
5	Cavco Industries, Inc.*	358
133	CBS Corp. (Non-Voting), Class B	6,017
39	Central European Media Enterprises Ltd., Class A*	86
8	Century Communities, Inc.*	176
26	Cheesecake Factory, Inc. (The)	1,411
40	Chegg, Inc.*	297
5	Cherokee, Inc.*	128
76	Chico’s FAS, Inc.	1,133
11	Children’s Place, Inc. (The)	659
9	Chipotle Mexican Grill, Inc.*	6,390
20	Christopher & Banks Corp.*	35
7	Churchill Downs, Inc.	930
9	Chuy’s Holdings, Inc.*	276
8	Citi Trends, Inc.	211
23	ClubCorp Holdings, Inc.	518
81	Coach, Inc.	2,450
4	Collectors Universe, Inc.	75
15	Columbia Sportswear Co.	921
738	Comcast Corp., Class A	41,572
15	Conn’s, Inc.*	448
8	Container Store Group, Inc. (The)*	135
31	Cooper Tire & Rubber Co.	1,197
7	Cooper-Standard Holding, Inc.*	402
12	Core-Mark Holding Co., Inc.	721
10	Cracker Barrel Old Country Store, Inc.	1,442
41	Crocs, Inc.*	604
18	Crown Media Holdings, Inc., Class A*	96
5	CSS Industries, Inc.	132
5	Culp, Inc.	154
76	Cumulus Media, Inc., Class A*	109
98	D.R. Horton, Inc.	2,976
1	Daily Journal Corp.*	195
87	Dana Holding Corp.	1,526
37	Darden Restaurants, Inc.	2,516
12	Dave & Buster’s Entertainment, Inc.*	413
17	Deckers Outdoor Corp.*	1,095
13	Del Frisco’s Restaurant Group, Inc.*	193
85	Delphi Automotive PLC	6,419
45	Denny’s Corp.*	505
19	Destination XL Group, Inc.*	115
34	DeVry Education Group, Inc.	889
22	Diamond Resorts International, Inc.*	559
9	DineEquity, Inc.	859
44	Discovery Communications, Inc., Class A*	1,170
77	Discovery Communications, Inc., Class C*	1,953
87	Dollar General Corp.	6,481
66	Dollar Tree, Inc.*	5,033
14	Dorman Products, Inc.*	705
40	DreamWorks Animation SKG, Inc., Class A*	798
13	Drew Industries, Inc.	718
31	E.W. Scripps Co. (The), Class A	543
7	El Pollo Loco Holdings, Inc.*	91
15	Eldorado Resorts, Inc.*	141
8	Empire Resorts, Inc.*	34
13	Entercom Communications Corp., Class A*	143
34	Entravision Communications Corp., Class A	274

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
15	Eros International PLC*	$497
5	Escalade, Inc.	89
13	Ethan Allen Interiors, Inc.	387
11	Etsy, Inc.*	158
26	EVINE Live, Inc.*	70
29	Expedia, Inc.	3,335
45	Express, Inc.*	918
16	Federal-Mogul Holdings Corp.*	147
7	Fenix Parts, Inc.*	70
14	Fiesta Restaurant Group, Inc.*	723
24	Finish Line, Inc. (The), Class A	633
29	Five Below, Inc.*	1,121
3	Flexsteel Industries, Inc.	92
1,167	Ford Motor Co.	16,186
13	Fossil Group, Inc.*	801
9	Fox Factory Holding Corp.*	135
22	Francesca’s Holdings Corp.*	247
20	Fred’s, Inc., Class A	262
10	FTD Cos., Inc.*	299
21	G-III Apparel Group Ltd.*	1,456
31	GameStop Corp., Class A	1,317
77	Gap, Inc. (The)	2,526
35	Garmin Ltd.	1,316
396	General Motors Co.	11,658
13	Genesco, Inc.*	779
19	Gentherm, Inc.*	866
45	Genuine Parts Co.	3,757
25	Global Eagle Entertainment, Inc.*	294
79	Goodyear Tire & Rubber Co. (The)	2,352
25	Grand Canyon Education, Inc.*	924
33	Gray Television, Inc.*	382
11	Green Brick Partners, Inc.*	134
12	Group 1 Automotive, Inc.	1,049
33	Guess?, Inc.	730
81	H&R Block, Inc.	2,756
6	Habit Restaurants, Inc. (The), Class A*	150
118	Hanesbrands, Inc.	3,553
61	Harley-Davidson, Inc.	3,419
21	Harman International Industries, Inc.	2,053
26	Harte-Hanks, Inc.	100
33	Hasbro, Inc.	2,461
11	Haverty Furniture Cos., Inc.	254
15	Helen of Troy Ltd.*	1,277
5	Hemisphere Media Group, Inc.*	68
13	Hibbett Sports, Inc.*	513
381	Home Depot, Inc. (The)	44,371
6	Hooker Furniture Corp.	143
10	Horizon Global Corp.*	105
73	Houghton Mifflin Harcourt Co.*	1,648
63	Hovnanian Enterprises, Inc., Class A*	118
17	HSN, Inc.	1,034
25	Iconix Brand Group, Inc.*	347
32	IMAX Corp.*	1,003
11	Installed Building Products, Inc.*	294
15	International Speedway Corp., Class A	481
121	Interpublic Group of Cos., Inc. (The)	2,284
21	Interval Leisure Group, Inc.	421
10	Intrawest Resorts Holdings, Inc.*	90
16	iRobot Corp.*	469
12	Isle of Capri Casinos, Inc.*	222
20	Jack in the Box, Inc.	1,564
10	JAKKS Pacific, Inc.*	95
7	Jamba, Inc.*	97
192	Johnson Controls, Inc.	7,899
3	Johnson Outdoors, Inc., Class A	75
13	Journal Media Group, Inc.	87
18	K12, Inc.*	238
43	KB Home	630
9	Kirkland’s, Inc.	201
58	Kohl’s Corp.	2,960
4	Kona Grill, Inc.*	73
34	Krispy Kreme Doughnuts, Inc.*	583
72	L Brands, Inc.	6,041
50	La Quinta Holdings, Inc.*	942
9	Lands’ End, Inc.*	229
27	La-Z-Boy, Inc.	745
40	Leggett & Platt, Inc.	1,777
52	Lennar Corp., Class A	2,647
7	LGI Homes, Inc.*	182
12	Libbey, Inc.	423
3	Liberty Tax, Inc.	71
40	Liberty TripAdvisor Holdings, Inc., Class A*	1,015
50	LifeLock, Inc.*	422
6	Lifetime Brands, Inc.	87
12	Lithia Motors, Inc., Class A	1,279
7	Loral Space & Communications, Inc.*	379
274	Lowe’s Cos., Inc.	18,953
14	Lumber Liquidators Holdings, Inc.*	212
13	M/I Homes, Inc.*	325
99	Macy’s, Inc.	5,802
9	Malibu Boats, Inc., Class A*	155
10	Marcus Corp. (The)	194
6	Marine Products Corp.	42
14	MarineMax, Inc.*	228
61	Marriott International, Inc., Class A	4,310
14	Marriott Vacations Worldwide Corp.	994
16	Martha Stewart Living Omnimedia, Inc., Class A*	97
99	Mattel, Inc.	2,320
11	Mattress Firm Holding Corp.*	661
281	McDonald’s Corp.	26,701
21	MDC Holdings, Inc.	598
23	MDC Partners, Inc., Class A	452
51	Media General, Inc.*	599
26	Men’s Wearhouse, Inc. (The)	1,468
19	Meredith Corp.	897
21	Meritage Homes Corp.*	885
6	Metaldyne Performance Group, Inc.	113
58	Michael Kors Holdings Ltd.*	2,521
25	Modine Manufacturing Co.*	222
18	Mohawk Industries, Inc.*	3,545
5	Monarch Casino & Resort, Inc.*	88
17	Monro Muffler Brake, Inc.	1,078
14	Morgans Hotel Group Co.*	64
10	Motorcar Parts of America, Inc.*	319
9	Movado Group, Inc.	255
2	NACCO Industries, Inc., Class A	105
33	National CineMedia, Inc.	434
17	Nautilus, Inc.*	260
125	Netflix, Inc.*	14,379
5	New Home Co., Inc. (The)*	74

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
24	New Media Investment Group, Inc.	$358
73	New York Times Co. (The), Class A	888
79	Newell Rubbermaid, Inc.	3,328
147	News Corp., Class A*	2,004
17	Nexstar Broadcasting Group, Inc., Class A	790
204	NIKE, Inc., Class B	22,797
6	Noodles & Co.*	72
41	Nordstrom, Inc.	2,988
15	Nutrisystem, Inc.	420
72	Omnicom Group, Inc.	4,823
59	Orbitz Worldwide, Inc.*	677
30	O’Reilly Automotive, Inc.*	7,202
10	Outerwall, Inc.	616
6	Overstock.com, Inc.*	118
8	Oxford Industries, Inc.	673
15	Papa John’s International, Inc.	1,009
5	Papa Murphy’s Holdings, Inc.*	74
13	Party City Holdco, Inc.*	220
42	Penn National Gaming, Inc.*	763
29	Pep Boys-Manny Moe & Jack (The)*	351
24	Performance Sports Group Ltd.*	312
6	Perry Ellis International, Inc.*	149
11	PetMed Express, Inc.	182
48	Pier 1 Imports, Inc.	489
32	Pinnacle Entertainment, Inc.*	1,209
23	Pool Corp.	1,603
12	Popeyes Louisiana Kitchen, Inc.*	667
12	Potbelly Corp.*	127
15	Priceline Group, Inc. (The)*	18,730
96	PulteGroup, Inc.	1,986
24	PVH Corp.	2,856
73	Quiksilver, Inc.*	31
18	Ralph Lauren Corp.	2,001
9	Reading International, Inc., Class A*	115
7	Red Robin Gourmet Burgers, Inc.*	552
22	Regis Corp.*	238
15	Remy International, Inc.	440
28	Rent-A-Center, Inc.	753
7	Rentrak Corp.*	319
18	Restoration Hardware Holdings, Inc.*	1,665
121	Ross Stores, Inc.	5,883
48	Royal Caribbean Cruises Ltd.	4,232
33	Ruby Tuesday, Inc.*	217
19	Ruth’s Hospitality Group, Inc.	306
25	Ryland Group, Inc. (The)	1,081
2	Saga Communications, Inc., Class A	70
14	Scholastic Corp.	605
27	Scientific Games Corp., Class A*	298
28	Scripps Networks Interactive, Inc., Class A	1,487
36	SeaWorld Entertainment, Inc.	641
28	Select Comfort Corp.*	682
13	Sequential Brands Group, Inc.*	213
24	SFX Entertainment, Inc.*	24
3	Shake Shack, Inc., Class A*	150
8	Shoe Carnival, Inc.	207
20	Shutterfly, Inc.*	777
24	Signet Jewelers Ltd.	3,312
35	Sinclair Broadcast Group, Inc., Class A	937
11	Sizmek, Inc.*	72
12	Skullcandy, Inc.*	84
29	Smith & Wesson Holding Corp.*	524
17	Sonic Automotive, Inc., Class A	366
28	Sonic Corp.	756
33	Sotheby’s	1,162
6	Speedway Motorsports, Inc.	116
10	Sportsman’s Warehouse Holdings, Inc.*	129
17	Stage Stores, Inc.	183
11	Standard Motor Products, Inc.	389
78	Standard Pacific Corp.*	659
188	Staples, Inc.	2,671
440	Starbucks Corp.	24,072
50	Starwood Hotels & Resorts Worldwide, Inc.	3,574
16	Stein Mart, Inc.	172
7	Steiner Leisure Ltd.*	446
30	Steven Madden Ltd.*	1,226
15	Stoneridge, Inc.*	183
2	Strattec Security Corp.	126
6	Strayer Education, Inc.*	313
10	Sturm Ruger & Co., Inc.	629
12	Superior Industries International, Inc.	229
4	Superior Uniform Group, Inc.	68
6	Systemax, Inc.*	55
187	Target Corp.	14,532
17	Taylor Morrison Home Corp., Class A*	339
67	TEGNA, Inc.	1,594
33	Tenneco, Inc.*	1,553
37	Texas Roadhouse, Inc.	1,332
33	Tiffany & Co.	2,714
14	Tile Shop Holdings, Inc.*	167
6	Tilly’s, Inc., Class A*	48
83	Time Warner Cable, Inc.	15,440
242	Time Warner, Inc.	17,206
58	Time, Inc.	1,205
200	TJX Cos., Inc. (The)	14,064
11	Tower International, Inc.*	269
4	Townsquare Media, Inc., Class A*	46
40	Tractor Supply Co.	3,412
56	Travelport Worldwide Ltd.	742
86	TRI Pointe Group, Inc.*	1,194
14	Tribune Publishing Co.	165
33	TripAdvisor, Inc.*	2,307
23	Tuesday Morning Corp.*	182
30	Tumi Holdings, Inc.*	592
519	Twenty-First Century Fox, Inc., Class A	14,215
49	Under Armour, Inc., Class A*	4,681
8	Unifi, Inc.*	232
8	Universal Electronics, Inc.*	365
11	Universal Technical Institute, Inc.	49
29	Urban Outfitters, Inc.*	895
19	Vail Resorts, Inc.	2,050
11	Vera Bradley, Inc.*	119
100	VF Corp.	7,243
105	Viacom, Inc., Class B	4,281
8	Vince Holding Corp.*	73
16	Vitamin Shoppe, Inc.*	573
11	VOXX International Corp.*	85
458	Walt Disney Co. (The)	46,661
11	Wayfair, Inc., Class A*	410
8	WCI Communities, Inc.*	199

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
15	Weight Watchers International, Inc.*	$92
10	West Marine, Inc.*	88
3	Weyco Group, Inc.	81
23	Whirlpool Corp.	3,866
10	William Lyon Homes, Class A*	227
1	Winmark Corp.	99
14	Winnebago Industries, Inc.	287
55	Wolverine World Wide, Inc.	1,482
16	World Wrestling Entertainment, Inc., Class A	321
35	Wyndham Worldwide Corp.	2,677
24	Wynn Resorts Ltd.	1,801
127	Yum! Brands, Inc.	10,131
16	ZAGG, Inc.*	117
10	Zoe’s Kitchen, Inc.*	345
35	zulily, Inc., Class A*	621
12	Zumiez, Inc.*	280
		792,804
	Consumer Staples — 1.3%

2	Alico, Inc.	84
577	Altria Group, Inc.	30,916
15	Andersons, Inc. (The)	531
4	Arcadia Biosciences, Inc.*	26
182	Archer-Daniels-Midland Co.	8,188
31	B&G Foods, Inc.	942
5	Boston Beer Co., Inc. (The), Class A*	1,025
29	Boulder Brands, Inc.*	238
46	Brown-Forman Corp., Class B	4,513
8	Calavo Growers, Inc.	466
17	Cal-Maine Foods, Inc.	903
52	Campbell Soup Co.	2,496
21	Casey’s General Stores, Inc.	2,223
35	Castle Brands, Inc.*	42
22	Central Garden & Pet Co., Class A*	278
10	Chefs’ Warehouse, Inc. (The)*	151
39	Clorox Co. (The)	4,336
2	Coca-Cola Bottling Co. Consolidated	308
1,151	Coca-Cola Co. (The)	45,257
63	Coca-Cola Enterprises, Inc.	3,244
250	Colgate-Palmolive Co.	15,703
125	ConAgra Foods, Inc.	5,210
50	Constellation Brands, Inc., Class A	6,400
129	Costco Wholesale Corp.	18,066
5	Craft Brew Alliance, Inc.*	41
331	CVS Health Corp.	33,894
88	Darling Ingredients, Inc.*	1,130
50	Dean Foods Co.	823
14	Diamond Foods, Inc.*	422
56	Dr. Pepper Snapple Group, Inc.	4,297
14	Elizabeth Arden, Inc.*	154
66	Estee Lauder Cos., Inc. (The), Class A	5,265
11	Fairway Group Holdings Corp.*	25
4	Farmer Bros Co.*	91
18	Fresh Del Monte Produce, Inc.	713
23	Fresh Market, Inc. (The)*	495
11	Freshpet, Inc.*	143
175	General Mills, Inc.	9,933
43	Hershey Co. (The)	3,849
40	Hormel Foods Corp.	2,444
42	HRG Group, Inc.*	541
7	Ingles Markets, Inc., Class A	348
9	Inter Parfums, Inc.	231
10	Inventure Foods, Inc.*	87
8	J&J Snack Foods Corp.	912
28	J.M. Smucker Co. (The)	3,296
4	John B. Sanfilippo & Son, Inc.	207
74	Kellogg Co.	4,905
34	Keurig Green Mountain, Inc.	1,924
107	Kimberly-Clark Corp.	11,399
174	Kraft Heinz Co. (The)	12,643
288	Kroger Co. (The)	9,936
10	Lancaster Colony Corp.	948
14	Landec Corp.*	186
3	Lifeway Foods, Inc.*	43
6	Limoneira Co.	114
38	McCormick & Co., Inc. (Non-Voting)	3,013
59	Mead Johnson Nutrition Co.	4,622
6	Medifast, Inc.*	167
6	MGP Ingredients, Inc.	96
47	Molson Coors Brewing Co., Class B	3,200
477	Mondelez International, Inc., Class A	20,206
43	Monster Beverage Corp.*	5,954
6	National Beverage Corp.*	159
5	Natural Grocers by Vitamin Cottage, Inc.*	121
4	Natural Health Trends Corp.	107
6	Nature’s Sunshine Products, Inc.	73
4	Nutraceutical International Corp.*	97
3	Oil-Dri Corp. of America	70
12	Omega Protein Corp.*	205
5	Orchids Paper Products Co.	125
433	PepsiCo, Inc.	40,239
455	Philip Morris International, Inc.	36,309
33	Post Holdings, Inc.*	2,154
10	PriceSmart, Inc.	850
796	Procter & Gamble Co. (The)	56,253
6	Revlon, Inc., Class A*	200
122	Reynolds American, Inc.	10,218
12	Sanderson Farms, Inc.	828
4	Seneca Foods Corp., Class A*	118
13	Smart & Final Stores, Inc.*	212
26	Snyder’s-Lance, Inc.	878
20	SpartanNash Co.	566
139	SUPERVALU, Inc.*	1,145
11	Synutra International, Inc.*	55
174	Sysco Corp.	6,937
10	Tootsie Roll Industries, Inc.	311
23	TreeHouse Foods, Inc.*	1,826
86	Tyson Foods, Inc., Class A	3,636
27	United Natural Foods, Inc.*	1,300
12	Universal Corp.	591
3	USANA Health Sciences, Inc.*	439
43	Vector Group Ltd.	1,025
4	Village Super Market, Inc., Class A	111
256	Walgreens Boots Alliance, Inc.	22,157
463	Wal-Mart Stores, Inc.	29,970
8	WD-40 Co.	670
6	Weis Markets, Inc.	244
105	Whole Foods Market, Inc.	3,440
		523,882

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Energy — 1.0%

50	Abraxas Petroleum Corp.*	$97
1	Adams Resources & Energy, Inc.	46
17	Alon USA Energy, Inc.	315
149	Anadarko Petroleum Corp.	10,665
111	Apache Corp.	5,022
19	Approach Resources, Inc.*	49
10	Ardmore Shipping Corp.	112
34	Atwood Oceanics, Inc.	650
128	Baker Hughes, Inc.	7,168
23	Basic Energy Services, Inc.*	120
27	Bill Barrett Corp.*	148
26	Bonanza Creek Energy, Inc.*	199
18	Bristow Group, Inc.	667
30	C&J Energy Services Ltd.*	166
121	Cabot Oil & Gas Corp.	2,864
35	Callon Petroleum Co.*	321
56	Cameron International Corp.*	3,739
10	CARBO Ceramics, Inc.	274
27	Carrizo Oil & Gas, Inc.*	984
152	Chesapeake Energy Corp.	1,187
552	Chevron Corp.	44,706
27	Cimarex Energy Co.	2,984
3	Clayton Williams Energy, Inc.*	153
38	Clean Energy Fuels Corp.*	202
32	Cloud Peak Energy, Inc.*	153
93	Columbia Pipeline Group, Inc.	2,358
362	ConocoPhillips	17,792
67	CONSOL Energy, Inc.	1,020
9	Contango Oil & Gas Co.*	84
30	Delek U.S. Holdings, Inc.	923
113	Devon Energy Corp.	4,821
49	DHT Holdings, Inc.	350
20	Diamond Offshore Drilling, Inc.	474
13	Dorian LPG Ltd.*	171
1	Earthstone Energy, Inc.*	17
25	Eclipse Resources Corp.*	96
23	Energy Fuels, Inc./Canada*	80
50	Energy XXI Ltd.	95
69	Ensco PLC, Class A	1,250
161	EOG Resources, Inc.	12,608
45	EQT Corp.	3,502
11	Era Group, Inc.*	186
7	Erin Energy Corp.*	28
13	Evolution Petroleum Corp.	76
84	EXCO Resources, Inc.	70
37	Exterran Holdings, Inc.	826
1,227	Exxon Mobil Corp.	92,319
34	Fairmount Santrol Holdings, Inc.*	170
68	FMC Technologies, Inc.*	2,365
31	Forum Energy Technologies, Inc.*	487
57	Frontline Ltd.*	152
22	GasLog Ltd.	306
43	Gastar Exploration, Inc.*	71
7	Geospace Technologies Corp.*	124
20	Green Plains, Inc.	425
14	GulfMark Offshore, Inc., Class A	126
195	Halcon Resources Corp.*	224
6	Hallador Energy Co.	48
250	Halliburton Co.	9,837
56	Helix Energy Solutions Group, Inc.*	389
32	Helmerich & Payne, Inc.	1,888
72	Hess Corp.	4,280
17	Hornbeck Offshore Services, Inc.*	336
9	Independence Contract Drilling, Inc.*	62
75	ION Geophysical Corp.*	39
15	Jones Energy, Inc., Class A*	89
71	Key Energy Services, Inc.*	51
509	Kinder Morgan, Inc.	16,497
117	Magnum Hunter Resources Corp.*	94
198	Marathon Oil Corp.	3,423
159	Marathon Petroleum Corp.	7,522
39	Matador Resources Co.*	893
14	Matrix Service Co.*	280
127	McDermott International, Inc.*	645
49	Murphy Oil Corp.	1,519
114	National Oilwell Varco, Inc.	4,826
7	Natural Gas Services Group, Inc.*	152
44	Navios Maritime Acquisition Corp.	152
48	Newfield Exploration Co.*	1,599
45	Newpark Resources, Inc.*	330
126	Noble Energy, Inc.	4,210
10	Nordic American Offshore Ltd.	69
47	Nordic American Tankers Ltd.	641
38	North Atlantic Drilling Ltd.	33
33	Northern Oil and Gas, Inc.*	199
74	Oasis Petroleum, Inc.*	826
225	Occidental Petroleum Corp.	16,427
27	Oil States International, Inc.*	766
61	ONEOK, Inc.	2,197
17	Pacific Ethanol, Inc.*	120
9	Panhandle Oil and Gas, Inc., Class A	158
8	Par Petroleum Corp.*	155
65	Parker Drilling Co.*	219
44	Parsley Energy, Inc., Class A*	757
21	PDC Energy, Inc.*	1,180
147	Peabody Energy Corp.	397
38	Penn Virginia Corp.*	47
7	PHI, Inc. (Non-Voting)*	178
159	Phillips 66	12,572
34	Pioneer Energy Services Corp.*	113
44	Pioneer Natural Resources Co.	5,415
49	Range Resources Corp.	1,892
23	Renewable Energy Group, Inc.*	194
4	REX American Resources Corp.*	214
26	Rex Energy Corp.*	90
6	RigNet, Inc.*	173
13	Ring Energy, Inc.*	133
31	RSP Permian, Inc.*	742
28	Sanchez Energy Corp.*	180
230	SandRidge Energy, Inc.*	123
373	Schlumberger Ltd.	28,859
95	Scorpio Tankers, Inc.	899
10	SEACOR Holdings, Inc.*	645
23	SemGroup Corp., Class A	1,265
30	Seventy Seven Energy, Inc.*	86
31	Ship Finance International Ltd.	521
42	Solazyme, Inc.*	111
114	Southwestern Energy Co.*	1,851
197	Spectra Energy Corp.	5,727
30	Stone Energy Corp.*	170
55	Synergy Resources Corp.*	591
50	Teekay Tankers Ltd., Class A	294
21	Tesco Corp.	178
37	Tesoro Corp.	3,404
42	TETRA Technologies, Inc.*	323
25	Tidewater, Inc.	448
14	TransAtlantic Petroleum Ltd.*	42
100	Transocean Ltd.	1,423

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
25	Triangle Petroleum Corp.*	$101
28	U.S. Silica Holdings, Inc.	563
81	Ultra Petroleum Corp.*	690
27	Unit Corp.*	410
52	Uranium Energy Corp.*	64
149	Valero Energy Corp.	8,842
19	W&T Offshore, Inc.	68
38	Western Refining, Inc.	1,635
10	Westmoreland Coal Co.*	152
198	Williams Cos., Inc. (The)	9,544
		400,864
	Financials — 2.6%

10	1st Source Corp.	299
36	Acadia Realty Trust (REIT)	1,064
4	Access National Corp.	82
96	ACE Ltd.	9,807
22	Actua Corp.*	313
16	Affiliated Managers Group, Inc.*	2,983
127	Aflac, Inc.	7,442
15	AG Mortgage Investment Trust, Inc. (REIT)	248
9	Agree Realty Corp. (REIT)	256
26	Alexander & Baldwin, Inc.	880
1	Alexander’s, Inc. (REIT)	363
120	Allstate Corp. (The)	6,994
7	Altisource Portfolio Solutions S.A.*	188
30	Altisource Residential Corp. (REIT)	458
24	Ambac Financial Group, Inc.*	390
20	American Assets Trust, Inc. (REIT)	770
27	American Capital Mortgage Investment Corp. (REIT)	412
43	American Equity Investment Life Holding Co.	1,043
256	American Express Co.	19,640
391	American International Group, Inc.	23,593
5	American National Bankshares, Inc.	118
17	American Residential Properties, Inc. (REIT)	288
124	American Tower Corp. (REIT)	11,432
53	Ameriprise Financial, Inc.	5,971
17	Ameris Bancorp	464
10	AMERISAFE, Inc.	467
5	Ames National Corp.	118
4	Anchor BanCorp Wisconsin, Inc.*	164
56	Anworth Mortgage Asset Corp. (REIT)	282
83	Aon PLC	7,755
46	Apartment Investment & Management Co., Class A (REIT)	1,657
31	Apollo Commercial Real Estate Finance, Inc. (REIT)	507
17	Apollo Residential Mortgage, Inc. (REIT)	237
14	Ares Commercial Real Estate Corp. (REIT)	175
15	Argo Group International Holdings Ltd.	840
12	Arlington Asset Investment Corp., Class A	200
14	Armada Hoffler Properties, Inc. (REIT)	140
24	ARMOUR Residential REIT, Inc. (REIT)	505
6	Arrow Financial Corp.	165
17	Ashford Hospitality Prime, Inc. (REIT)	235
44	Ashford Hospitality Trust, Inc. (REIT)	341
1	Ashford, Inc.*	73
20	Assurant, Inc.	1,487
48	Astoria Financial Corp.	776
6	Atlas Financial Holdings, Inc.*	97
7	AV Homes, Inc.*	99
39	AvalonBay Communities, Inc. (REIT)	6,437
5	Baldwin & Lyons, Inc., Class B	115
19	Banc of California, Inc.	235
4	BancFirst Corp.	242
16	Banco Latinoamericano de Comercio Exterior S.A., Class E	394
18	Bancorp, Inc. (The)*	132
51	BancorpSouth, Inc.	1,212
25	Bank Mutual Corp.	181
3,082	Bank of America Corp.	50,360
3	Bank of Marin Bancorp	144
329	Bank of New York Mellon Corp. (The)	13,094
41	Bank of the Ozarks, Inc.	1,714
10	BankFinancial Corp.	123
11	Banner Corp.	488
3	Bar Harbor Bankshares	99
228	BB&T Corp.	8,418
42	BBCN Bancorp, Inc.	611
1	BBX Capital Corp., Class A*	16
7	Bear State Financial, Inc.*	61
44	Beneficial Bancorp, Inc.*	547
535	Berkshire Hathaway, Inc., Class B*	71,711
16	Berkshire Hills Bancorp, Inc.	448
97	BGC Partners, Inc., Class A	851
37	BlackRock, Inc.	11,191
15	Blue Hills Bancorp, Inc.	212
10	Bluerock Residential Growth REIT, Inc. (REIT)	112
15	BNC Bancorp	310
8	BofI Holding, Inc.*	927
44	Boston Private Financial Holdings, Inc.	524
45	Boston Properties, Inc. (REIT)	5,102
8	Bridge Bancorp, Inc.	211
37	Brookline Bancorp, Inc.	390
9	Bryn Mawr Bank Corp.	267
4	BSB Bancorp, Inc./MA*	84
3	C1 Financial, Inc.*	57
9	Calamos Asset Management, Inc., Class A	95
4	Camden National Corp.	160
34	Campus Crest Communities, Inc. (REIT)	176
12	Capital Bank Financial Corp., Class A*	369
6	Capital City Bank Group, Inc.	90
160	Capital One Financial Corp.	12,440
75	Capitol Federal Financial, Inc.	904
51	Capstead Mortgage Corp. (REIT)	531
17	Cardinal Financial Corp.	379

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (continued)
0	#	Care Capital Properties, Inc. (REIT)*	$8
26		CareTrust REIT, Inc. (REIT)	291
16		Cascade Bancorp*	87
15		Cash America International, Inc.	414
21		CatchMark Timber Trust, Inc., Class A (REIT)	211
42		Cathay General Bancorp	1,244
82		CBRE Group, Inc., Class A*	2,626
45		Cedar Realty Trust, Inc. (REIT)	282
24		CenterState Banks, Inc.	332
12		Central Pacific Financial Corp.	249
2		Century Bancorp, Inc./MA, Class A	83
126		Chambers Street Properties (REIT)	853
339		Charles Schwab Corp. (The)	10,299
9		Charter Financial Corp./MD	113
20		Chatham Lodging Trust (REIT)	459
18		Chemical Financial Corp.	575
32		Chesapeake Lodging Trust (REIT)	925
67		Chubb Corp. (The)	8,094
3		CIFC Corp.	21
43		Cincinnati Financial Corp.	2,250
891		Citigroup, Inc.	47,651
6		Citizens & Northern Corp.	120
26		Citizens, Inc./TX*	164
8		City Holding Co.	381
14		Clifton Bancorp, Inc.	193
93		CME Group, Inc.	8,783
8		CNB Financial Corp./PA	136
104		CNO Financial Group, Inc.	1,861
19		CoBiz Financial, Inc.	245
11		Cohen & Steers, Inc.	330
59		Colony Capital, Inc., Class A (REIT)	1,281
31		Columbia Banking System, Inc.	940
52		Comerica, Inc.	2,288
22		Community Bank System, Inc.	784
8		Community Trust Bancorp, Inc.	281
7		CommunityOne Bancorp*	74
16		ConnectOne Bancorp, Inc.	306
2		Consolidated-Tomoka Land Co.	110
32		CorEnergy Infrastructure Trust, Inc. (REIT)	164
13		CoreSite Realty Corp. (REIT)	633
115		Cousins Properties, Inc. (REIT)	1,055
59		Cowen Group, Inc., Class A*	312
15		Crawford & Co., Class B	96
99		Crown Castle International Corp. (REIT)	8,256
9		CU Bancorp*	194
88		CubeSmart (REIT)	2,225
14		Customers Bancorp, Inc.*	343
56		CVB Financial Corp.	910
35		CyrusOne, Inc. (REIT)	1,108
84		CYS Investments, Inc. (REIT)	656
47		DCT Industrial Trust, Inc. (REIT)	1,509
2		Diamond Hill Investment Group, Inc.	389
106		DiamondRock Hospitality Co. (REIT)	1,247
17		Dime Community Bancshares, Inc.	289
130		Discover Financial Services	6,985
5		Donegal Group, Inc., Class A	71
34		DuPont Fabros Technology, Inc. (REIT)	909
29		Dynex Capital, Inc. (REIT)	194
85		E*TRADE Financial Corp.*	2,235
16		Eagle Bancorp, Inc.*	671
7		Easterly Government Properties, Inc. (REIT)	110
17		EastGroup Properties, Inc. (REIT)	918
26		Education Realty Trust, Inc. (REIT)	760
10		eHealth, Inc.*	149
4		EMC Insurance Group, Inc.	91
17		Employers Holdings, Inc.	375
14		Encore Capital Group, Inc.*	569
14		Enova International, Inc.*	182
5		Enstar Group Ltd.*	731
4		Enterprise Bancorp, Inc./MA	88
11		Enterprise Financial Services Corp.	263
30		EPR Properties (REIT)	1,527
17		Equinix, Inc. (REIT)	4,586
39		Equity One, Inc. (REIT)	917
107		Equity Residential (REIT)	7,624
29		Essent Group Ltd.*	777
19		Essex Property Trust, Inc. (REIT)	4,078
51		EverBank Financial Corp.	1,009
18		Evercore Partners, Inc., Class A	943
27		EZCORP, Inc., Class A*	171
4		Farmers Capital Bank Corp.*	104
5		FBL Financial Group, Inc., Class A	285
15		FCB Financial Holdings, Inc., Class A*	495
6		Federal Agricultural Mortgage Corp., Class C	142
8		Federated National Holding Co.	175
76		FelCor Lodging Trust, Inc. (REIT)	613
6		Fidelity & Guaranty Life	148
9		Fidelity Southern Corp.	174
3		Fifth Street Asset Management, Inc.	25
238		Fifth Third Bancorp	4,741
28		Financial Engines, Inc.	909
8		Financial Institutions, Inc.	198
58		First American Financial Corp.	2,254
6		First Bancorp, Inc./ME	111
62		First BanCorp./Puerto Rico*	249
10		First Bancorp/NC	170
38		First Busey Corp.	243
5		First Business Financial Services, Inc.	112
15		First Cash Financial Services, Inc.*	619
4		First Citizens BancShares, Inc., Class A	949
47		First Commonwealth Financial Corp.	416
9		First Community Bancshares, Inc./VA	159
9		First Connecticut Bancorp, Inc./CT	153
5		First Defiance Financial Corp.	188
33		First Financial Bancorp	608
34		First Financial Bankshares, Inc.	1,059
6		First Financial Corp./IN	197
59		First Industrial Realty Trust, Inc. (REIT)	1,144
10		First Interstate BancSystem, Inc., Class A	267
20		First Merchants Corp.	520
41		First Midwest Bancorp, Inc./IL	723
8		First NBC Bank Holding Co.*	280
6		First of Long Island Corp. (The)	153

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
31	First Potomac Realty Trust (REIT)	$326
88	FirstMerit Corp.	1,580
11	Flagstar Bancorp, Inc.*	224
16	Flushing Financial Corp.	319
93	FNB Corp./PA	1,168
42	FNFV Group*	608
18	Forestar Group, Inc.*	233
6	Fox Chase Bancorp, Inc.	104
3	Franklin Financial Network, Inc.*	71
114	Franklin Resources, Inc.	4,626
48	Franklin Street Properties Corp. (REIT)	500
4	FRP Holdings, Inc.*	124
94	Fulton Financial Corp.	1,143
17	GAIN Capital Holdings, Inc.	140
3	GAMCO Investors, Inc., Class A	175
185	General Growth Properties, Inc. (REIT)	4,695
146	Genworth Financial, Inc., Class A*	756
40	GEO Group, Inc. (The) (REIT)	1,201
7	German American Bancorp, Inc.	203
14	Getty Realty Corp. (REIT)	221
40	Glacier Bancorp, Inc.	1,040
11	Gladstone Commercial Corp. (REIT)	158
4	Global Indemnity PLC*	107
118	Goldman Sachs Group, Inc. (The)	22,255
37	Government Properties Income Trust (REIT)	586
30	Gramercy Property Trust, Inc. (REIT)	663
2	Great Ajax Corp. (REIT)	26
6	Great Southern Bancorp, Inc.	242
22	Great Western Bancorp, Inc.	554
5	Green Bancorp, Inc.*	60
24	Green Dot Corp., Class A*	425
16	Greenhill & Co., Inc.	562
15	Greenlight Capital Re Ltd., Class A*	382
8	Guaranty Bancorp	128
8	Hallmark Financial Services, Inc.*	92
18	Hampton Roads Bankshares, Inc.*	33
41	Hancock Holding Co.	1,151
17	Hanmi Financial Corp.	412
17	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	323
123	Hartford Financial Services Group, Inc. (The)	5,652
51	Hatteras Financial Corp. (REIT)	828
5	HCI Group, Inc.	199
136	HCP, Inc. (REIT)	5,040
103	Health Care REIT, Inc. (REIT)	6,525
53	Healthcare Realty Trust, Inc. (REIT)	1,214
9	Heartland Financial USA, Inc.	327
11	Heritage Commerce Corp.	116
16	Heritage Financial Corp./WA	284
13	Heritage Insurance Holdings, Inc.*	228
12	Heritage Oaks Bancorp	93
26	Hersha Hospitality Trust (REIT)	635
20	HFF, Inc., Class A	727
50	Highwoods Properties, Inc. (REIT)	1,897
40	Hilltop Holdings, Inc.*	826
1	Hingham Institution for Savings	117
30	Home BancShares, Inc./AR	1,144
12	HomeStreet, Inc.*	267
11	HomeTrust Bancshares, Inc.*	200
22	Horace Mann Educators Corp.	731
6	Horizon Bancorp/IN	142
222	Host Hotels & Resorts, Inc. (REIT)	3,936
141	Hudson City Bancorp, Inc.	1,311
39	Hudson Pacific Properties, Inc. (REIT)	1,107
237	Huntington Bancshares, Inc./OH	2,586
20	IBERIABANK Corp.	1,218
5	Impac Mortgage Holdings, Inc.*	88
4	Independence Holding Co.	49
13	Independence Realty Trust, Inc. (REIT)	96
14	Independent Bank Corp./MA	634
12	Independent Bank Corp./MI	169
5	Independent Bank Group, Inc.	212
6	Infinity Property & Casualty Corp.	464
12	InfraREIT, Inc. (REIT)	338
47	Inland Real Estate Corp. (REIT)	395
33	Intercontinental Exchange, Inc.	7,538
29	International Bancshares Corp.	744
8	INTL FCStone, Inc.*	212
126	Invesco Ltd.	4,298
65	Invesco Mortgage Capital, Inc. (REIT)	884
18	Investment Technology Group, Inc.	296
185	Investors Bancorp, Inc.	2,179
65	Investors Real Estate Trust (REIT)	435
55	Iron Mountain, Inc. (REIT)	1,559
45	iStar, Inc. (REIT)*	561
6	James River Group Holdings Ltd.	166
78	Janus Capital Group, Inc.	1,161
8	JG Wentworth Co., Class A*	43
1,089	JPMorgan Chase & Co.	69,805
2	Kansas City Life Insurance Co.	93
18	KCG Holdings, Inc., Class A*	207
50	Kearny Financial Corp./MD*	567
23	Kemper Corp.	815
49	Kennedy-Wilson Holdings, Inc.	1,174
249	KeyCorp	3,421
121	Kimco Realty Corp. (REIT)	2,789
44	Kite Realty Group Trust (REIT)	1,034
21	Ladder Capital Corp. (REIT)	327
56	Ladenburg Thalmann Financial Services, Inc.*	146
20	Lakeland Bancorp, Inc.	221
9	Lakeland Financial Corp.	370
60	LaSalle Hotel Properties (REIT)	1,888
25	LegacyTexas Financial Group, Inc.	708
29	Legg Mason, Inc.	1,286
3	LendingTree, Inc.*	318
93	Leucadia National Corp.	1,996
109	Lexington Realty Trust (REIT)	880
74	Lincoln National Corp.	3,758
87	Loews Corp.	3,171
19	LTC Properties, Inc. (REIT)	775
39	M&T Bank Corp.	4,611
41	Macerich Co. (The) (REIT)	3,123
47	Mack-Cali Realty Corp. (REIT)	880
27	Maiden Holdings Ltd.	387
11	MainSource Financial Group, Inc.	228
7	Marcus & Millichap, Inc.*	297
20	MarketAxess Holdings, Inc.	1,808
5	Marlin Business Services Corp.	69
158	Marsh & McLennan Cos., Inc.	8,489
40	MB Financial, Inc.	1,318

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
77	MBIA, Inc.*	$541
80	McGraw Hill Financial, Inc.	7,759
124	Medical Properties Trust, Inc. (REIT)	1,447
3	Medley Management, Inc., Class A	22
9	Mercantile Bank Corp.	183
3	Merchants Bancshares, Inc./VT	86
29	Meridian Bancorp, Inc.*	369
4	Meta Financial Group, Inc.	174
327	MetLife, Inc.	16,383
6	Metro Bancorp, Inc.	172
180	MGIC Investment Corp.*	1,901
4	MidWestOne Financial Group, Inc.	117
9	Moelis & Co., Class A	246
31	Monmouth Real Estate Investment Corp. (REIT)	295
88	Monogram Residential Trust, Inc. (REIT)	815
52	Moody’s Corp.	5,320
451	Morgan Stanley	15,537
35	NASDAQ OMX Group, Inc. (The)	1,792
18	National Bank Holdings Corp., Class A	363
4	National Bankshares, Inc.	127
3	National Commerce Corp.*	69
21	National General Holdings Corp.	385
20	National Health Investors, Inc. (REIT)	1,102
4	National Interstate Corp.	111
74	National Penn Bancshares, Inc.	889
12	National Storage Affiliates Trust (REIT)	155
1	National Western Life Insurance Co., Class A	227
21	Nationstar Mortgage Holdings, Inc.*	351
114	Navient Corp.	1,458
6	Navigators Group, Inc. (The)*	456
23	NBT Bancorp, Inc.	596
13	Nelnet, Inc., Class A	489
122	New Residential Investment Corp. (REIT)	1,728
46	New Senior Investment Group, Inc. (REIT)	524
58	New York Mortgage Trust, Inc. (REIT)	379
86	New York REIT, Inc. (REIT)	824
19	NewBridge Bancorp	159
13	NewStar Financial, Inc.*	148
10	NexPoint Residential Trust, Inc. (REIT)	123
26	NMI Holdings, Inc., Class A*	216
64	Northern Trust Corp.	4,470
25	Northfield Bancorp, Inc.	374
54	Northwest Bancshares, Inc.	693
7	OceanFirst Financial Corp.	129
57	Ocwen Financial Corp.*	424
24	OFG Bancorp	207
62	Old National Bancorp/IN	856
16	Old Second Bancorp, Inc.*	100
13	OM Asset Management PLC	215
6	On Deck Capital, Inc.*	55
7	One Liberty Properties, Inc. (REIT)	153
12	OneBeacon Insurance Group Ltd., Class A	173
5	Oppenheimer Holdings, Inc., Class A	100
6	Opus Bank	221
12	Orchid Island Capital, Inc. (REIT)	109
23	Oritani Financial Corp.	347
10	Pacific Continental Corp.	129
11	Pacific Premier Bancorp, Inc.*	206
7	Park National Corp.	589
24	Park Sterling Corp.	173
45	Parkway Properties, Inc./MD (REIT)	713
4	Patriot National, Inc.*	65
8	Peapack Gladstone Financial Corp.	170
38	Pebblebrook Hotel Trust (REIT)	1,446
3	Penns Woods Bancorp, Inc.	129
37	Pennsylvania Real Estate Investment Trust (REIT)	734
7	PennyMac Financial Services, Inc., Class A*	120
40	PennyMac Mortgage Investment Trust (REIT)	603
10	Peoples Bancorp, Inc./OH	220
4	Peoples Financial Services Corp.	143
91	People’s United Financial, Inc.	1,410
26	PHH Corp.*	421
37	Physicians Realty Trust (REIT)	536
12	PICO Holdings, Inc.*	155
19	Pinnacle Financial Partners, Inc.	901
8	Piper Jaffray Cos.*	335
52	Plum Creek Timber Co., Inc. (REIT)	2,001
152	PNC Financial Services Group, Inc. (The)	13,850
22	Potlatch Corp. (REIT)	726
26	PRA Group, Inc.*	1,386
12	Preferred Apartment Communities, Inc., Class A (REIT)	123
6	Preferred Bank/CA	184
27	Primerica, Inc.	1,147
80	Principal Financial Group, Inc.	4,028
42	PrivateBancorp, Inc.	1,590
157	Progressive Corp. (The)	4,704
154	Prologis, Inc. (REIT)	5,852
37	Prosperity Bancshares, Inc.	1,912
35	Provident Financial Services, Inc.	663
133	Prudential Financial, Inc.	10,733
10	PS Business Parks, Inc. (REIT)	730
43	Public Storage (REIT)	8,655
7	Pzena Investment Management, Inc., Class A	71
6	QCR Holdings, Inc.	130
15	QTS Realty Trust, Inc., Class A (REIT)	603
102	Radian Group, Inc.	1,834
48	RAIT Financial Trust (REIT)	249
42	Ramco-Gershenson Properties Trust (REIT)	651
26	RCS Capital Corp., Class A*	53
6	RE/MAX Holdings, Inc., Class A	220
68	Realty Income Corp. (REIT)	3,039
45	Redwood Trust, Inc. (REIT)	657
6	Regional Management Corp.*	99
393	Regions Financial Corp.	3,769
21	Renasant Corp.	658
5	Republic Bancorp, Inc./KY, Class A	125
8	Resource America, Inc., Class A	61

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
71	Resource Capital Corp. (REIT)	$230
53	Retail Opportunity Investments Corp. (REIT)	844
29	Rexford Industrial Realty, Inc. (REIT)	375
23	RLI Corp.	1,199
70	RLJ Lodging Trust (REIT)	1,928
19	Rouse Properties, Inc. (REIT)	295
23	Ryman Hospitality Properties, Inc. (REIT)	1,178
18	S&T Bancorp, Inc.	539
35	Sabra Health Care REIT, Inc. (REIT)	839
11	Safeguard Scientifics, Inc.*	192
8	Safety Insurance Group, Inc.	421
13	Sandy Spring Bancorp, Inc.	334
5	Saul Centers, Inc. (REIT)	247
13	Seacoast Banking Corp. of Florida*	202
33	Select Income REIT (REIT)	612
30	Selective Insurance Group, Inc.	910
12	ServisFirst Bancshares, Inc.	450
6	Sierra Bancorp	102
19	Silver Bay Realty Trust Corp. (REIT)	298
16	Simmons First National Corp., Class A	702
91	Simon Property Group, Inc. (REIT)	16,318
29	SL Green Realty Corp. (REIT)	3,002
13	South State Corp.	977
13	Southside Bancshares, Inc.	339
10	Southwest Bancorp, Inc./OK	167
19	Sovran Self Storage, Inc. (REIT)	1,705
9	Square 1 Financial, Inc., Class A*	227
36	St. Joe Co. (The)*	628
35	STAG Industrial, Inc. (REIT)	597
20	Starwood Waypoint Residential Trust (REIT)	482
8	State Auto Financial Corp.	175
19	State Bank Financial Corp.	384
17	State National Cos., Inc.	161
121	State Street Corp.	8,702
64	Sterling Bancorp/DE	898
12	Stewart Information Services Corp.	465
36	Stifel Financial Corp.*	1,678
8	Stock Yards Bancorp, Inc.	282
6	Stonegate Bank	187
8	Stonegate Mortgage Corp.*	58
19	STORE Capital Corp. (REIT)	383
146	Strategic Hotels & Resorts, Inc. (REIT)*	1,970
6	Suffolk Bancorp	160
46	Summit Hotel Properties, Inc. (REIT)	558
5	Sun Bancorp, Inc./NJ*	99
25	Sun Communities, Inc. (REIT)	1,630
111	Sunstone Hotel Investors, Inc. (REIT)	1,535
152	SunTrust Banks, Inc.	6,136
40	Symetra Financial Corp.	1,259
77	T. Rowe Price Group, Inc.	5,535
29	Talmer Bancorp, Inc., Class A	471
7	Tejon Ranch Co.*	165
23	Terreno Realty Corp. (REIT)	468
5	Territorial Bancorp, Inc.	130
24	Texas Capital Bancshares, Inc.*	1,293
45	Third Point Reinsurance Ltd.*	630
16	Tiptree Financial, Inc., Class A	96
8	Tompkins Financial Corp.	420
37	Torchmark Corp.	2,163
24	Towne Bank/Portsmouth VA	441
10	Trade Street Residential, Inc. (REIT)	66
94	Travelers Cos., Inc. (The)	9,358
12	TriCo Bancshares	285
11	TriState Capital Holdings, Inc.*	138
8	Triumph Bancorp, Inc.*	116
50	TrustCo Bank Corp./NY	296
36	Trustmark Corp.	829
520	U.S. Bancorp	22,022
21	UMB Financial Corp.	1,053
12	UMH Properties, Inc. (REIT)	112
117	Umpqua Holdings Corp.	1,955
24	Union Bankshares Corp.	566
37	United Bankshares, Inc./WV	1,385
28	United Community Banks, Inc./GA	548
26	United Community Financial Corp./OH	130
16	United Development Funding IV (REIT)	280
26	United Financial Bancorp, Inc.	326
11	United Fire Group, Inc.	365
9	United Insurance Holdings Corp.	118
7	Universal Health Realty Income Trust (REIT)	322
17	Universal Insurance Holdings, Inc.	419
10	Univest Corp. of Pennsylvania	193
73	Unum Group	2,448
47	Urban Edge Properties (REIT)	983
15	Urstadt Biddle Properties, Inc., Class A (REIT)	269
123	Valley National Bancorp	1,164
97	Ventas, Inc. (REIT)	5,337
10	Virtu Financial, Inc., Class A	235
4	Virtus Investment Partners, Inc.	460
51	Vornado Realty Trust (REIT)	4,447
14	Walker & Dunlop, Inc.*	341
20	Walter Investment Management Corp.*	329
50	Washington Federal, Inc.	1,134
36	Washington Real Estate Investment Trust (REIT)	886
8	Washington Trust Bancorp, Inc.	309
14	Waterstone Financial, Inc.	180
48	Webster Financial Corp.	1,698
1,375	Wells Fargo & Co.	73,329
20	WesBanco, Inc.	616
9	West Bancorp., Inc.	162
14	Westamerica Bancorp.	632
46	Western Alliance Bancorp.*	1,404
22	Western Asset Mortgage Capital Corp. (REIT)	281
4	Westwood Holdings Group, Inc.	222
152	Weyerhaeuser Co. (REIT)	4,247
14	Whitestone REIT (REIT)	160
37	Wilshire Bancorp, Inc.	395
25	Wintrust Financial Corp.	1,275
61	WisdomTree Investments, Inc.	1,144
4	World Acceptance Corp.*	150
15	WSFS Financial Corp.	413
59	Xenia Hotels & Resorts, Inc. (REIT)	1,091
90	XL Group PLC	3,356

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
13	Yadkin Financial Corp.	$271
2	ZAIS Group Holdings, Inc.*	13
60	Zions Bancorp.	1,740
		1,077,913
	Health Care — 2.3%

4	AAC Holdings, Inc.*	94
12	Abaxis, Inc.	564
437	Abbott Laboratories	19,792
505	AbbVie, Inc.	31,517
6	Abeona Therapeutics, Inc.*	28
22	Abiomed, Inc.*	2,110
42	ACADIA Pharmaceuticals, Inc.*	1,538
11	Accelerate Diagnostics, Inc.*	216
12	Acceleron Pharma, Inc.*	348
42	Accuray, Inc.*	289
15	Aceto Corp.	336
62	Achillion Pharmaceuticals, Inc.*	458
23	Acorda Therapeutics, Inc.*	735
6	Adamas Pharmaceuticals, Inc.*	120
3	Addus HomeCare Corp.*	86
3	Adeptus Health, Inc., Class A*	299
4	Aduro Biotech, Inc.*	77
16	Advaxis, Inc.*	237
13	Aegerion Pharmaceuticals, Inc.*	230
11	Aerie Pharmaceuticals, Inc.*	174
102	Aetna, Inc.	11,681
8	Affimed N.V.*	81
41	Affymetrix, Inc.*	383
41	Agenus, Inc.*	292
6	Agile Therapeutics, Inc.*	53
98	Agilent Technologies, Inc.	3,558
21	Air Methods Corp.*	786
13	Akebia Therapeutics, Inc.*	90
13	Albany Molecular Research, Inc.*	259
12	Alder Biopharmaceuticals, Inc.*	465
66	Alexion Pharmaceuticals, Inc.*	11,365
16	Alimera Sciences, Inc.*	53
115	Allergan PLC*	34,930
3	Alliance HealthCare Services, Inc.*	43
4	Almost Family, Inc.*	177
18	AMAG Pharmaceuticals, Inc.*	1,126
15	Amedisys, Inc.*	580
61	AmerisourceBergen Corp.	6,102
223	Amgen, Inc.	33,847
61	Amicus Therapeutics, Inc.*	877
25	AMN Healthcare Services, Inc.*	840
17	Amphastar Pharmaceuticals, Inc.*	219
26	Amsurg Corp.*	2,039
22	Anacor Pharmaceuticals, Inc.*	2,869
7	Analogic Corp.	564
13	AngioDynamics, Inc.*	192
4	ANI Pharmaceuticals, Inc.*	195
8	Anika Therapeutics, Inc.*	283
82	Antares Pharma, Inc.*	148
78	Anthem, Inc.	11,002
21	Anthera Pharmaceuticals, Inc.*	143
5	Applied Genetic Technologies Corp.*	82
16	Aratana Therapeutics, Inc.*	283
9	Ardelyx, Inc.*	171
128	Arena Pharmaceuticals, Inc.*	347
89	ARIAD Pharmaceuticals, Inc.*	840
75	Array BioPharma, Inc.*	443
32	Arrowhead Research Corp.*	190
8	Assembly Biosciences, Inc.*	110
6	Asterias Biotherapeutics, Inc.*	28
9	Atara Biotherapeutics, Inc.*	365
15	AtriCure, Inc.*	367
1	Atrion Corp.	387
3	aTyr Pharma, Inc.*	43
10	Avalanche Biotechnologies, Inc.*	105
160	Baxalta, Inc.*	5,624
160	Baxter International, Inc.	6,152
61	Becton, Dickinson and Co.	8,602
4	Bellicum Pharmaceuticals, Inc.*	68
38	BioCryst Pharmaceuticals, Inc.*	442
25	BioDelivery Sciences International, Inc.*	169
69	Biogen, Inc.*	20,514
36	BioScrip, Inc.*	87
3	BioSpecifics Technologies Corp.*	149
14	BioTelemetry, Inc.*	200
28	BioTime, Inc.*	85
5	Blueprint Medicines Corp.*	137
393	Boston Scientific Corp.*	6,579
489	Bristol-Myers Squibb Co.	29,081
22	C.R. Bard, Inc.	4,263
6	Calithera Biosciences, Inc.*	35
17	Cambrex Corp.*	813
18	Cantel Medical Corp.	893
16	Capital Senior Living Corp.*	333
11	Cara Therapeutics, Inc.*	209
7	Carbylan Therapeutics, Inc.*	38
97	Cardinal Health, Inc.	7,980
17	Cardiovascular Systems, Inc.*	409
18	Castlight Health, Inc., Class B*	95
44	Catalent, Inc.*	1,399
40	Catalyst Pharmaceuticals, Inc.*	145
233	Celgene Corp.*	27,513
52	Celldex Therapeutics, Inc.*	772
5	Cellular Biomedicine Group, Inc.*	116
17	Cempra, Inc.*	585
38	Cepheid, Inc.*	1,852
90	Cerner Corp.*	5,558
51	Cerus Corp.*	253
9	Chemed Corp.	1,227
15	ChemoCentryx, Inc.*	99
24	Chimerix, Inc.*	1,175
3	Cidara Therapeutics, Inc.*	43
76	Cigna Corp.	10,700
6	Civitas Solutions, Inc.*	146
15	Clovis Oncology, Inc.*	1,168
13	Coherus Biosciences, Inc.*	359
4	Collegium Pharmaceutical, Inc.*	60
6	Computer Programs & Systems, Inc.	276
8	Concert Pharmaceuticals, Inc.*	125
15	CONMED Corp.	796
4	Connecture, Inc.*	29
33	Corcept Therapeutics, Inc.*	165
12	Corindus Vascular Robotics, Inc.*	42
6	Corium International, Inc.*	60
18	CorMedix, Inc.*	49
5	CorVel Corp.*	150
17	Cross Country Healthcare, Inc.*	236
14	CryoLife, Inc.	137
87	CTI BioPharma Corp.*	137
59	Curis, Inc.*	155
8	Cutera, Inc.*	117
14	Cyberonics, Inc.*	915

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
12	Cynosure, Inc., Class A*	$380
18	Cytokinetics, Inc.*	125
35	CytRx Corp.*	86
50	DaVita HealthCare Partners, Inc.*	3,782
41	DENTSPLY International, Inc.	2,149
32	Depomed, Inc.*	862
8	Dermira, Inc.*	206
8	Dicerna Pharmaceuticals, Inc.*	88
19	Diplomat Pharmacy, Inc.*	750
60	Durect Corp.*	124
77	Dyax Corp.*	1,773
19	Dynavax Technologies Corp.*	539
5	Eagle Pharmaceuticals, Inc./DE*	393
32	Edwards Lifesciences Corp.*	4,508
287	Eli Lilly & Co.	23,634
16	Emergent BioSolutions, Inc.*	533
8	Enanta Pharmaceuticals, Inc.*	312
60	Endo International PLC*	4,620
20	Endocyte, Inc.*	105
36	Endologix, Inc.*	467
14	Ensign Group, Inc. (The)	657
3	Entellus Medical, Inc.*	67
15	Epizyme, Inc.*	300
7	Esperion Therapeutics, Inc.*	336
51	Exact Sciences Corp.*	1,128
5	Exactech, Inc.*	98
22	ExamWorks Group, Inc.*	788
120	Exelixis, Inc.*	714
198	Express Scripts Holding Co.*	16,553
14	Fibrocell Science, Inc.*	79
25	FibroGen, Inc.*	613
11	Five Prime Therapeutics, Inc.*	210
23	Five Star Quality Care, Inc.*	78
3	Flex Pharma, Inc.*	36
7	Flexion Therapeutics, Inc.*	169
15	Fluidigm Corp.*	183
12	Foamix Pharmaceuticals Ltd.*	122
6	Foundation Medicine, Inc.*	141
86	Galena Biopharma, Inc.*	136
19	Genesis Healthcare, Inc.*	138
22	GenMark Diagnostics, Inc.*	227
11	Genocea Biosciences, Inc.*	128
9	Genomic Health, Inc.*	248
84	Geron Corp.*	255
431	Gilead Sciences, Inc.	45,285
36	Globus Medical, Inc., Class A*	879
14	Greatbatch, Inc.*	795
27	Haemonetics Corp.*	975
56	Halozyme Therapeutics, Inc.*	978
25	Halyard Health, Inc.*	786
19	Hanger, Inc.*	341
18	Harvard Bioscience, Inc.*	79
85	HCA Holdings, Inc.*	7,363
19	HealthEquity, Inc.*	557
49	HealthSouth Corp.	2,092
13	HealthStream, Inc.*	323
16	Healthways, Inc.*	195
9	HeartWare International, Inc.*	770
25	Henry Schein, Inc.*	3,420
16	Heron Therapeutics, Inc.*	615
3	Heska Corp.*	101
47	HMS Holdings Corp.*	491
51	Hospira, Inc.*	4,588
44	Humana, Inc.	8,043
7	ICU Medical, Inc.*	795
45	Idera Pharmaceuticals, Inc.*	136
22	IGI Laboratories, Inc.*	172
11	Ignyta, Inc.*	150
6	Immune Design Corp.*	96
46	ImmunoGen, Inc.*	619
51	Immunomedics, Inc.*	110
38	Impax Laboratories, Inc.*	1,556
5	Imprivata, Inc.*	105
7	INC Research Holdings, Inc., Class A*	287
26	Infinity Pharmaceuticals, Inc.*	229
8	Inogen, Inc.*	394
38	Inovio Pharmaceuticals, Inc.*	285
33	Insmed, Inc.*	807
30	Insulet Corp.*	891
12	Insys Therapeutics, Inc.*	389
15	Integra LifeSciences Holdings Corp.*	900
9	Intersect ENT, Inc.*	229
12	Intra-Cellular Therapies, Inc.*	321
11	Intuitive Surgical, Inc.*	5,620
17	Invacare Corp.	299
4	Invitae Corp.*	41
14	InVivo Therapeutics Holdings Corp.*	137
9	IPC Healthcare, Inc.*	715
1	iRadimed Corp.*	24
67	Ironwood Pharmaceuticals, Inc.*	737
814	Johnson & Johnson	76,500
9	K2M Group Holdings, Inc.*	191
12	Karyopharm Therapeutics, Inc.*	166
55	Keryx Biopharmaceuticals, Inc.*	340
44	Kindred Healthcare, Inc.	884
15	Kite Pharma, Inc.*	798
14	KYTHERA Biopharmaceuticals, Inc.*	1,046
6	La Jolla Pharmaceutical Co.*	213
29	Laboratory Corp. of America Holdings*	3,417
5	Landauer, Inc.	192
14	Lannett Co., Inc.*	671
13	LDR Holding Corp.*	485
6	LeMaitre Vascular, Inc.	79
22	Lexicon Pharmaceuticals, Inc.*	263
7	LHC Group, Inc.*	303
9	Ligand Pharmaceuticals, Inc.*	827
24	Lion Biotechnologies, Inc.*	171
4	Loxo Oncology, Inc.*	80
23	Luminex Corp.*	419
17	MacroGenics, Inc.*	448
14	Magellan Health, Inc.*	784
34	Mallinckrodt PLC*	2,932
131	MannKind Corp.*	497
23	Masimo Corp.*	934
68	McKesson Corp.	13,435
32	MedAssets, Inc.*	676
9	Medgenics, Inc.*	71
35	Medicines Co. (The)*	1,435
29	Medidata Solutions, Inc.*	1,393
418	Medtronic PLC	30,217
829	Merck & Co., Inc.	44,642
37	Merge Healthcare, Inc.*	262
22	Meridian Bioscience, Inc.	421
23	Merit Medical Systems, Inc.*	523
58	Merrimack Pharmaceuticals, Inc.*	585
58	MiMedx Group, Inc.*	563
5	Mirati Therapeutics, Inc.*	129
21	Molina Healthcare, Inc.*	1,566

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
32	Momenta Pharmaceuticals, Inc.*	$624
121	Mylan N.V.*	6,000
37	Myriad Genetics, Inc.*	1,390
7	NanoString Technologies, Inc.*	106
5	National HealthCare Corp.	302
5	National Research Corp., Class A	64
17	Natus Medical, Inc.*	692
80	Navidea Biopharmaceuticals, Inc.*	150
70	Nektar Therapeutics*	774
20	Neogen Corp.*	1,033
28	NeoGenomics, Inc.*	170
45	Neurocrine Biosciences, Inc.*	2,087
9	Nevro Corp.*	405
11	NewLink Genetics Corp.*	494
17	Nobilis Health Corp.*	88
25	Northwest Biotherapeutics, Inc.*	193
142	Novavax, Inc.*	1,529
26	NuVasive, Inc.*	1,371
34	NxStage Medical, Inc.*	591
22	Ocata Therapeutics, Inc.*	93
8	Ocular Therapeutix, Inc.*	141
20	Omeros Corp.*	282
19	Omnicell, Inc.*	646
9	OncoMed Pharmaceuticals, Inc.*	176
50	Oncothyreon, Inc.*	170
13	Ophthotech Corp.*	572
30	OraSure Technologies, Inc.*	162
54	Orexigen Therapeutics, Inc.*	150
48	Organovo Holdings, Inc.*	131
10	Orthofix International N.V.*	375
10	Osiris Therapeutics, Inc.*	180
8	Otonomy, Inc.*	181
12	OvaScience, Inc.*	233
33	Owens & Minor, Inc.	1,122
11	Oxford Immunotec Global PLC*	158
32	Pacific Biosciences of California, Inc.*	159
19	Pacira Pharmaceuticals, Inc.*	1,093
6	Paratek Pharmaceuticals, Inc.	156
29	PAREXEL International Corp.*	1,906
25	Patterson Cos., Inc.	1,146
87	PDL BioPharma, Inc.	492
106	Peregrine Pharmaceuticals, Inc.*	122
33	PerkinElmer, Inc.	1,606
23	Pernix Therapeutics Holdings, Inc.*	111
43	Perrigo Co. PLC	7,868
9	Pfenex, Inc.*	197
1,807	Pfizer, Inc.	58,222
16	PharMerica Corp.*	524
9	Phibro Animal Health Corp., Class A	318
25	Portola Pharmaceuticals, Inc.*	1,179
15	POZEN, Inc.*	131
11	PRA Health Sciences, Inc.*	414
5	Press Ganey Holdings, Inc.*	161
28	Prestige Brands Holdings, Inc.*	1,303
37	Progenics Pharmaceuticals, Inc.*	271
4	Proteon Therapeutics, Inc.*	57
17	Prothena Corp. PLC*	978
7	Providence Service Corp. (The)*	314
18	PTC Therapeutics, Inc.*	687
27	Quality Systems, Inc.	367
42	Quest Diagnostics, Inc.	2,848
15	Quidel Corp.*	309
18	Radius Health, Inc.*	1,095
18	RadNet, Inc.*	111
43	Raptor Pharmaceutical Corp.*	522
22	Regeneron Pharmaceuticals, Inc.*	11,297
15	Regulus Therapeutics, Inc.*	125
17	Relypsa, Inc.*	390
17	Repligen Corp.*	579
19	Retrophin, Inc.*	521
8	Revance Therapeutics, Inc.*	242
47	Rigel Pharmaceuticals, Inc.*	141
27	Rockwell Medical, Inc.*	323
30	RTI Surgical, Inc.*	191
7	Sage Therapeutics, Inc.*	378
12	Sagent Pharmaceuticals, Inc.*	240
37	Sangamo BioSciences, Inc.*	280
22	Sarepta Therapeutics, Inc.*	785
26	SciClone Pharmaceuticals, Inc.*	204
6	SeaSpine Holdings Corp.*	80
6	Second Sight Medical Products, Inc.*	57
56	Select Medical Holdings Corp.	722
63	Sequenom, Inc.*	135
4	Sientra, Inc.*	95
15	Sorrento Therapeutics, Inc.*	190
4	Spark Therapeutics, Inc.*	174
22	Spectranetics Corp. (The)*	371
36	Spectrum Pharmaceuticals, Inc.*	262
82	St. Jude Medical, Inc.	5,806
21	STAAR Surgical Co.*	168
8	Stemline Therapeutics, Inc.*	74
32	STERIS Corp.	2,050
88	Stryker Corp.	8,681
13	Sucampo Pharmaceuticals, Inc., Class A*	349
18	Supernus Pharmaceuticals, Inc.*	327
11	Surgical Care Affiliates, Inc.*	402
7	SurModics, Inc.*	159
53	Synergy Pharmaceuticals, Inc.*	371
48	Synta Pharmaceuticals Corp.*	96
5	T2 Biosystems, Inc.*	59
9	Tandem Diabetes Care, Inc.*	103
38	Team Health Holdings, Inc.*	2,232
29	Tenet Healthcare Corp.*	1,428
12	TESARO, Inc.*	618
19	Tetraphase Pharmaceuticals, Inc.*	825
19	TG Therapeutics, Inc.*	233
67	TherapeuticsMD, Inc.*	411
14	Theravance Biopharma, Inc.*	204
45	Theravance, Inc.	626
117	Thermo Fisher Scientific, Inc.	14,668
29	Thoratec Corp.*	1,822
34	Threshold Pharmaceuticals, Inc.*	143
1	Tobira Therapeutics, Inc.*	12
5	Tokai Pharmaceuticals, Inc.*	59
19	Tornier N.V.*	423
24	TransEnterix, Inc.*	63
14	Trevena, Inc.*	84
13	Triple-S Management Corp., Class B*	274
16	Trovagene, Inc.*	95
9	Trupanion, Inc.*	63
7	U.S. Physical Therapy, Inc.	322
20	Ultragenyx Pharmaceutical, Inc.*	2,232
61	Unilife Corp.*	74
279	UnitedHealth Group, Inc.	32,280
26	Universal American Corp.*	186
27	Universal Health Services, Inc., Class B	3,703

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
2	Utah Medical Products, Inc.	$107
22	Vanda Pharmaceuticals, Inc.*	259
29	Varian Medical Systems, Inc.*	2,356
9	Vascular Solutions, Inc.*	311
7	Veracyte, Inc.*	66
17	Verastem, Inc.*	104
12	Versartis, Inc.*	156
72	Vertex Pharmaceuticals, Inc.*	9,181
7	Vitae Pharmaceuticals, Inc.*	54
9	Vital Therapies, Inc.*	34
55	VIVUS, Inc.*	62
14	Vocera Communications, Inc.*	164
24	Waters Corp.*	2,913
23	WellCare Health Plans, Inc.*	2,085
38	West Pharmaceutical Services, Inc.	2,122
27	Wright Medical Group, Inc.*	623
2	XBiotech, Inc.*	38
15	Xencor, Inc.*	252
31	XenoPort, Inc.*	209
48	XOMA Corp.*	40
9	Zafgen, Inc.*	329
17	ZELTIQ Aesthetics, Inc.*	549
50	Zimmer Biomet Holdings, Inc.	5,178
61	ZIOPHARM Oncology, Inc.*	531
147	Zoetis, Inc.	6,596
13	Zogenix, Inc.*	250
10	ZS Pharma, Inc.*	512
		931,975
	Industrials — 1.5%

186	3M Co.	26,438
22	AAON, Inc.	455
19	AAR Corp.	462
30	ABM Industries, Inc.	960
27	Acacia Research Corp.	257
58	ACCO Brands Corp.*	441
21	Accuride Corp.*	71
32	Actuant Corp., Class A	686
50	ADT Corp. (The)	1,639
18	Advanced Drainage Systems, Inc.	511
23	Advisory Board Co. (The)*	1,118
19	Aegion Corp.*	350
33	Aerojet Rocketdyne Holdings, Inc.*	679
10	Aerovironment, Inc.*	240
28	Air Transport Services Group, Inc.*	255
33	Aircastle Ltd.	686
5	Alamo Group, Inc.	257
15	Albany International Corp., Class A	478
7	Allegiant Travel Co.	1,423
28	Allegion PLC	1,669
3	Allied Motion Technologies, Inc.	57
14	Altra Industrial Motion Corp.	350
11	Ameresco, Inc., Class A*	62
203	American Airlines Group, Inc.	7,913
5	American Railcar Industries, Inc.	207
4	American Science & Engineering, Inc.	157
7	American Woodmark Corp.*	464
71	AMETEK, Inc.	3,821
15	Apogee Enterprises, Inc.	782
21	Applied Industrial Technologies, Inc.	889
22	ARC Document Solutions, Inc.*	146
14	ArcBest Corp.	404
7	Argan, Inc.	274
10	Astec Industries, Inc.	395
10	Astronics Corp.*	517
13	Atlas Air Worldwide Holdings, Inc.*	537
14	AZZ, Inc.	708
29	Barnes Group, Inc.	1,120
4	Barrett Business Services, Inc.	143
26	Beacon Roofing Supply, Inc.*	942
26	Blount International, Inc.*	179
3	Blue Bird Corp.*	35
189	Boeing Co. (The)	24,699
25	Brady Corp., Class A	549
24	Briggs & Stratton Corp.	480
26	Brink’s Co. (The)	745
27	Builders FirstSource, Inc.*	400
43	C.H. Robinson Worldwide, Inc.	2,899
9	CAI International, Inc.*	118
21	Casella Waste Systems, Inc., Class A*	129
177	Caterpillar, Inc.	13,530
26	CBIZ, Inc.*	253
8	CDI Corp.	82
18	CEB, Inc.	1,289
11	CECO Environmental Corp.	106
15	Celadon Group, Inc.	286
16	Chart Industries, Inc.*	409
28	Cintas Corp.	2,380
9	CIRCOR International, Inc.	407
57	Civeo Corp.	111
27	CLARCOR, Inc.	1,522
11	Columbus McKinnon Corp.	209
20	Comfort Systems USA, Inc.	554
16	Commercial Vehicle Group, Inc.*	82
17	Continental Building Products, Inc.*	340
31	Con-way, Inc.	1,091
6	Covenant Transportation Group, Inc., Class A*	142
5	CRA International, Inc.*	114
290	CSX Corp.	7,940
11	Cubic Corp.	463
49	Cummins, Inc.	5,966
25	Curtiss-Wright Corp.	1,643
181	Danaher Corp.	15,751
98	Deere & Co.	8,014
241	Delta Air Lines, Inc.	10,551
26	Deluxe Corp.	1,508
38	DigitalGlobe, Inc.*	876
12	Douglas Dynamics, Inc.	267
47	Dover Corp.	2,912
6	Ducommun, Inc.*	142
11	Dun & Bradstreet Corp. (The)	1,166
7	DXP Enterprises, Inc.*	208
18	Dycom Industries, Inc.*	1,280
12	Eagle Bulk Shipping, Inc.*	86
137	Eaton Corp. PLC	7,817
16	Echo Global Logistics, Inc.*	372
33	EMCOR Group, Inc.	1,521
196	Emerson Electric Co.	9,353
11	Encore Wire Corp.	357
24	EnerSys	1,283
10	Engility Holdings, Inc.	278

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
14	Ennis, Inc.	$229
15	Enphase Energy, Inc.*	69
12	EnPro Industries, Inc.	569
35	Equifax, Inc.	3,426
14	ESCO Technologies, Inc.	506
20	Essendant, Inc.	690
17	Esterline Technologies Corp.*	1,389
6	ExOne Co. (The)*	44
56	Expeditors International of Washington, Inc.	2,742
14	Exponent, Inc.	599
80	Fastenal Co.	3,083
33	Federal Signal Corp.	467
77	FedEx Corp.	11,597
40	Flowserve Corp.	1,805
43	Fluor Corp.	1,962
16	Forward Air Corp.	720
7	Franklin Covey Co.*	117
25	Franklin Electric Co., Inc.	732
7	FreightCar America, Inc.	151
22	FTI Consulting, Inc.*	877
133	FuelCell Energy, Inc.*	110
20	Furmanite Corp.*	125
11	G&K Services, Inc., Class A	744
37	Generac Holdings, Inc.*	1,144
26	General Cable Corp.	378
92	General Dynamics Corp.	13,067
2,957	General Electric Co.	73,393
16	Gibraltar Industries, Inc.*	262
11	Global Brass & Copper Holdings, Inc.	216
35	Golden Ocean Group Ltd.	107
10	Gorman-Rupp Co. (The)	242
7	GP Strategies Corp.*	172
5	Graham Corp.	93
21	Granite Construction, Inc.	725
32	Great Lakes Dredge & Dock Corp.*	178
14	Greenbrier Cos., Inc. (The)	584
18	Griffon Corp.	300
17	H&E Equipment Services, Inc.	352
42	Harsco Corp.	486
25	Hawaiian Holdings, Inc.*	567
10	HC2 Holdings, Inc.*	75
38	Healthcare Services Group, Inc.	1,271
27	Heartland Express, Inc.	546
10	HEICO Corp.	509
21	HEICO Corp., Class A	917
10	Heidrick & Struggles International, Inc.	195
7	Heritage-Crystal Clean, Inc.*	83
32	Herman Miller, Inc.	868
19	Hill International, Inc.*	74
33	Hillenbrand, Inc.	890
24	HNI Corp.	1,122
229	Honeywell International, Inc.	22,733
19	Hub Group, Inc., Class A*	716
3	Hurco Cos., Inc.	93
12	Huron Consulting Group, Inc.*	869
5	Hyster-Yale Materials Handling, Inc.	304
10	ICF International, Inc.*	342
99	Illinois Tool Works, Inc.	8,368
78	Ingersoll-Rand PLC	4,313
20	InnerWorkings, Inc.*	145
10	Insperity, Inc.	444
10	Insteel Industries, Inc.	173
35	Interface, Inc.	848
27	J.B. Hunt Transport Services, Inc.	1,965
37	Jacobs Engineering Group, Inc.*	1,495
16	John Bean Technologies Corp.	530
29	Joy Global, Inc.	702
6	Kadant, Inc.	267
14	Kaman Corp.	544
32	Kansas City Southern	2,968
16	Kelly Services, Inc., Class A	231
18	KEYW Holding Corp. (The)*	151
13	Kforce, Inc.	348
18	Kimball International, Inc., Class B	197
28	KLX, Inc.*	1,095
33	Knight Transportation, Inc.	898
26	Knoll, Inc.	622
27	Korn/Ferry International	920
24	Kratos Defense & Security Solutions, Inc.*	111
6	L.B. Foster Co., Class A	108
24	L-3 Communications Holdings, Inc.	2,531
3	Lawson Products, Inc./DE*	70
6	Lindsay Corp.	457
79	Lockheed Martin Corp.	15,893
11	LSI Industries, Inc.	104
9	Lydall, Inc.*	244
13	Marten Transport Ltd.	241
102	Masco Corp.	2,675
16	Masonite International Corp.*	1,057
35	MasTec, Inc.*	580
23	Matson, Inc.	867
17	Matthews International Corp., Class A	863
14	McGrath RentCorp	359
52	Meritor, Inc.*	658
6	Miller Industries, Inc.	130
9	Mistras Group, Inc.*	132
24	Mobile Mini, Inc.	816
21	Moog, Inc., Class A*	1,325
55	MRC Global, Inc.*	714
16	MSA Safety, Inc.	728
30	Mueller Industries, Inc.	954
85	Mueller Water Products, Inc., Class A	761
7	Multi-Color Corp.	461
11	MYR Group, Inc.*	316
3	National Presto Industries, Inc.	246
26	Navigant Consulting, Inc.*	411
43	Navios Maritime Holdings, Inc.	121
27	Navistar International Corp.*	482
14	NCI Building Systems, Inc.*	146
6	Neff Corp., Class A*	40
108	Nielsen Holdings PLC	4,885
4	NL Industries, Inc.*	15
14	NN, Inc.	339
89	Norfolk Southern Corp.	6,934
5	Nortek, Inc.*	409
57	Northrop Grumman Corp.	9,333
5	Northwest Pipe Co.*	83
3	NV5 Holdings, Inc.*	65
2	Omega Flex, Inc.	61
27	On Assignment, Inc.*	971
15	Orion Marine Group, Inc.*	108
104	PACCAR, Inc.	6,133
2	PAM Transportation Services, Inc.*	77

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
41	Parker-Hannifin Corp.	$4,414
5	Park-Ohio Holdings Corp.	180
7	Patrick Industries, Inc.*	265
88	Pendrell Corp.*	130
53	Pentair PLC	2,930
25	PGT, Inc.*	334
59	Pitney Bowes, Inc.	1,169
92	Plug Power, Inc.*	157
11	Ply Gem Holdings, Inc.*	150
5	Powell Industries, Inc.	147
2	Power Solutions International, Inc.*	63
12	PowerSecure International, Inc.*	145
41	Precision Castparts Corp.	9,440
1	Preformed Line Products Co.	30
21	Primoris Services Corp.	386
12	Proto Labs, Inc.*	874
15	Quad/Graphics, Inc.	217
18	Quanex Building Products Corp.	323
62	Quanta Services, Inc.*	1,503
17	Radiant Logistics, Inc.*	102
20	Raven Industries, Inc.	362
90	Raytheon Co.	9,230
12	RBC Bearings, Inc.*	742
13	Real Industry, Inc.*	126
27	Republic Airways Holdings, Inc.*	83
73	Republic Services, Inc.	2,992
20	Resources Connection, Inc.	314
54	Rexnord Corp.*	1,083
15	Roadrunner Transportation Systems, Inc.*	325
40	Robert Half International, Inc.	2,041
40	Rockwell Automation, Inc.	4,473
39	Rockwell Collins, Inc.	3,192
30	Roper Technologies, Inc.	4,863
29	RPX Corp.*	399
19	Rush Enterprises, Inc., Class A*	485
16	Ryder System, Inc.	1,312
20	Safe Bulkers, Inc.	67
13	Saia, Inc.*	488
178	Scorpio Bulkers, Inc.*	292
22	Simpson Manufacturing Co., Inc.	768
27	SkyWest, Inc.	429
17	Snap-on, Inc.	2,716
196	Southwest Airlines Co.	7,193
9	SP Plus Corp.*	207
5	Sparton Corp.*	116
7	Standex International Corp.	560
45	Stanley Black & Decker, Inc.	4,568
44	Steelcase, Inc., Class A	776
25	Stericycle, Inc.*	3,529
8	Stock Building Supply Holdings, Inc.*	151
12	Sun Hydraulics Corp.	387
47	Swift Transportation Co.*	916
18	TAL International Group, Inc.*	330
28	TASER International, Inc.*	655
11	Team, Inc.*	460
19	Teledyne Technologies, Inc.*	1,860
10	Tennant Co.	573
32	Tetra Tech, Inc.	831
12	Textainer Group Holdings Ltd.	211
81	Textron, Inc.	3,143
17	Thermon Group Holdings, Inc.*	389
23	Titan International, Inc.	211
9	Titan Machinery, Inc.*	105
9	TRC Cos., Inc.*	80
17	Trex Co., Inc.*	660
24	TriMas Corp.*	438
22	TriNet Group, Inc.*	370
22	TrueBlue, Inc.*	528
20	Tutor Perini Corp.*	354
4	Twin Disc, Inc.	56
124	Tyco International PLC	4,500
11	Ultrapetrol (Bahamas) Ltd.*	6
8	UniFirst Corp.	867
257	Union Pacific Corp.	22,035
204	United Parcel Service, Inc., Class B	19,921
28	United Rentals, Inc.*	1,941
243	United Technologies Corp.	22,261
11	Universal Forest Products, Inc.	661
4	Universal Truckload Services, Inc.	79
11	US Ecology, Inc.	550
5	USA Truck, Inc.*	99
49	UTi Worldwide, Inc.*	349
6	Vectrus, Inc.*	149
4	Veritiv Corp.*	144
11	Viad Corp.	301
9	Vicor Corp.*	88
13	Virgin America, Inc.*	424
5	Volt Information Sciences, Inc.*	45
2	VSE Corp.	83
17	W.W. Grainger, Inc.	3,798
36	Wabash National Corp.*	440
19	WageWorks, Inc.*	851
125	Waste Management, Inc.	6,258
15	Watts Water Technologies, Inc., Class A	823
24	Werner Enterprises, Inc.	636
33	Wesco Aircraft Holdings, Inc.*	463
28	West Corp.	682
35	Woodward, Inc.	1,596
6	Xerium Technologies, Inc.*	73
38	XPO Logistics, Inc.*	1,334
53	Xylem, Inc.	1,720
17	YRC Worldwide, Inc.*	284
		622,580
	Information Technology — 2.9%

10	6D Global Technologies, Inc.*	24
18	A10 Networks, Inc.*	120
184	Accenture PLC, Class A	17,346
62	ACI Worldwide, Inc.*	1,322
147	Activision Blizzard, Inc.	4,209
41	Acxiom Corp.*	859
139	Adobe Systems, Inc.*	10,921
26	ADTRAN, Inc.	417
22	Advanced Energy Industries, Inc.*	534
337	Advanced Micro Devices, Inc.*	610
12	Aerohive Networks, Inc.*	75
8	Agilysys, Inc.*	82
52	Akamai Technologies, Inc.*	3,708
18	Alliance Data Systems Corp.*	4,629
8	Alliance Fiber Optic Products, Inc.	151
10	Alpha & Omega Semiconductor Ltd.*	76
88	Altera Corp.	4,272
17	Ambarella, Inc.*	1,626
9	Amber Road, Inc.*	45
13	American Software, Inc., Class A	119

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
52	Amkor Technology, Inc.*	$281
91	Amphenol Corp., Class A	4,765
92	Analog Devices, Inc.	5,139
23	Angie’s List, Inc.*	122
15	Anixter International, Inc.*	955
3	Apigee Corp.*	20
1,691	Apple, Inc.	190,677
361	Applied Materials, Inc.	5,807
43	Applied Micro Circuits Corp.*	252
9	Applied Optoelectronics, Inc.*	185
45	Aspen Technology, Inc.*	1,704
67	Autodesk, Inc.*	3,132
138	Automatic Data Processing, Inc.	10,670
76	Avago Technologies Ltd.	9,574
22	AVG Technologies N.V.*	509
17	Avid Technology, Inc.*	141
25	AVX Corp.	326
60	Axcelis Technologies, Inc.*	196
8	Badger Meter, Inc.	466
35	Bankrate, Inc.*	345
4	Barracuda Networks, Inc.*	105
32	Bazaarvoice, Inc.*	166
5	Bel Fuse, Inc., Class B	88
23	Belden, Inc.	1,159
28	Benchmark Electronics, Inc.*	598
4	Benefitfocus, Inc.*	147
8	Black Box Corp.	123
25	Blackbaud, Inc.	1,428
29	Blackhawk Network Holdings, Inc.*	1,146
22	Blucora, Inc.*	307
22	Bottomline Technologies (de), Inc.*	588
7	Box, Inc., Class A*	94
17	Brightcove, Inc.*	91
160	Broadcom Corp., Class A	8,267
15	BroadSoft, Inc.*	473
36	Brooks Automation, Inc.	374
93	CA, Inc.	2,538
13	Cabot Microelectronics Corp.*	564
13	CACI International, Inc., Class A*	1,019
19	CalAmp Corp.*	316
24	Calix, Inc.*	192
29	Callidus Software, Inc.*	457
10	Carbonite, Inc.*	110
24	Cardtronics, Inc.*	828
10	Care.com, Inc.*	59
7	Cascade Microtech, Inc.*	108
6	Cass Information Systems, Inc.	289
29	Cavium, Inc.*	1,973
11	CEVA, Inc.*	212
12	ChannelAdvisor Corp.*	137
22	Checkpoint Systems, Inc.	178
42	Ciber, Inc.*	144
65	Ciena Corp.*	1,453
17	Cimpress N.V.*	1,190
34	Cirrus Logic, Inc.*	1,025
1,493	Cisco Systems, Inc.	38,639
47	Citrix Systems, Inc.*	3,201
6	Clearfield, Inc.*	102
1	Code Rebel Corp.*	14
179	Cognizant Technology Solutions Corp., Class A*	11,266
13	Coherent, Inc.*	758
14	Cohu, Inc.	136
24	CommVault Systems, Inc.*	860
40	Computer Sciences Corp.	2,480
18	comScore, Inc.*	940
9	Comtech Telecommunications Corp.	240
12	Comverse, Inc.*	226
17	Constant Contact, Inc.*	421
11	Control4 Corp.*	99
52	Convergys Corp.	1,175
29	Cornerstone OnDemand, Inc.*	1,036
369	Corning, Inc.	6,350
32	Coupons.com, Inc.*	299
22	Cray, Inc.*	466
17	CSG Systems International, Inc.	525
18	CTS Corp.	339
12	Cvent, Inc.*	378
20	Daktronics, Inc.	174
11	Datalink Corp.*	64
29	Dealertrack Technologies, Inc.*	1,820
18	Demandware, Inc.*	1,004
24	DHI Group, Inc.*	187
34	Diebold, Inc.	1,058
13	Digi International, Inc.*	133
4	Digimarc Corp.*	153
26	Digital Turbine, Inc.*	68
20	Diodes, Inc.*	394
32	Dot Hill Systems Corp.*	309
12	DSP Group, Inc.*	105
9	DTS, Inc.*	239
55	EarthLink Holdings Corp.	461
9	Eastman Kodak Co.*	127
324	eBay, Inc.*	8,784
14	Ebix, Inc.	397
9	Electro Rent Corp.	96
91	Electronic Arts, Inc.*	6,020
25	Electronics For Imaging, Inc.*	1,094
16	Ellie Mae, Inc.*	1,159
570	EMC Corp.	14,176
10	EMCORE Corp.*	70
31	Endurance International Group Holdings, Inc.*	474
14	EnerNOC, Inc.*	131
74	Entegris, Inc.*	1,016
19	Envestnet, Inc.*	593
26	EPAM Systems, Inc.*	1,836
17	EPIQ Systems, Inc.	216
3	ePlus, Inc.*	227
28	Euronet Worldwide, Inc.*	1,805
35	Everi Holdings, Inc.*	181
35	EVERTEC, Inc.	633
11	Everyday Health, Inc.*	107
21	Exar Corp.*	124
18	ExlService Holdings, Inc.*	651
53	Extreme Networks, Inc.*	159
21	F5 Networks, Inc.*	2,550
19	Fabrinet*	378
618	Facebook, Inc., Class A*	55,268
16	Fair Isaac Corp.	1,369
62	Fairchild Semiconductor International, Inc.*	843
9	FARO Technologies, Inc.*	350
22	FEI Co.	1,661
83	Fidelity National Information Services, Inc.	5,732
55	Finisar Corp.*	849
22	First Solar, Inc.*	1,052
69	Fiserv, Inc.*	5,884
13	Five9, Inc.*	51

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
20	Fleetmatics Group PLC*	$895
41	FLIR Systems, Inc.	1,174
31	FormFactor, Inc.*	206
5	Forrester Research, Inc.	158
15	Gigamon, Inc.*	342
8	Globant S.A.*	218
64	Glu Mobile, Inc.*	294
30	Gogo, Inc.*	477
84	Google, Inc., Class A*	54,417
84	Google, Inc., Class C*	51,933
40	GrubHub, Inc.*	1,058
18	GSI Group, Inc.*	234
13	GTT Communications, Inc.*	286
10	Guidance Software, Inc.*	71
37	Guidewire Software, Inc.*	2,069
13	Hackett Group, Inc. (The)	183
47	Harmonic, Inc.*	271
36	Harris Corp.	2,766
19	Heartland Payment Systems, Inc.	1,132
530	Hewlett-Packard Co.	14,872
4	Hortonworks, Inc.*	95
10	HubSpot, Inc.*	473
28	II-VI, Inc.*	473
19	Imation Corp.*	59
15	Immersion Corp.*	174
14	Imperva, Inc.*	834
71	Infinera Corp.*	1,549
30	Infoblox, Inc.*	577
20	Inphi Corp.*	475
21	Insight Enterprises, Inc.*	532
79	Integrated Device Technology, Inc.*	1,500
17	Integrated Silicon Solution, Inc.	373
1,392	Intel Corp.	39,728
9	Interactive Intelligence Group, Inc.*	315
19	InterDigital, Inc.	940
29	Internap Corp.*	231
269	International Business Machines Corp.	39,782
70	Intersil Corp., Class A	738
21	Intralinks Holdings, Inc.*	215
81	Intuit, Inc.	6,946
41	InvenSense, Inc.*	419
20	Itron, Inc.*	600
32	Ixia*	495
13	IXYS Corp.	153
26	j2 Global, Inc.	1,809
25	Jive Software, Inc.*	113
103	Juniper Networks, Inc.	2,648
15	Kimball Electronics, Inc.*	176
47	KLA-Tencor Corp.	2,355
46	Knowles Corp.*	749
35	Kopin Corp.*	108
9	KVH Industries, Inc.*	100
46	Lam Research Corp.	3,347
62	Lattice Semiconductor Corp.*	259
32	Limelight Networks, Inc.*	76
70	Linear Technology Corp.	2,820
34	Lionbridge Technologies, Inc.*	181
13	Liquidity Services, Inc.*	98
12	Littelfuse, Inc.	1,077
30	LivePerson, Inc.*	275
13	LogMeIn, Inc.*	810
10	Luxoft Holding, Inc.*	611
12	M/A-COM Technology Solutions Holdings, Inc.*	354
39	Manhattan Associates, Inc.*	2,281
13	ManTech International Corp., Class A	356
17	Marchex, Inc., Class B	67
16	Marin Software, Inc.*	57
18	Marketo, Inc.*	504
284	MasterCard, Inc., Class A	26,233
40	Mattson Technology, Inc.*	112
35	MAXIMUS, Inc.	2,119
27	MaxLinear, Inc., Class A*	269
4	MaxPoint Interactive, Inc.*	19
53	Mentor Graphics Corp.	1,370
18	Mercury Systems, Inc.*	285
2	Mesa Laboratories, Inc.	217
20	Methode Electronics, Inc.	531
62	Microchip Technology, Inc.	2,635
316	Micron Technology, Inc.*	5,186
50	Microsemi Corp.*	1,588
2,374	Microsoft Corp.	103,316
5	MicroStrategy, Inc., Class A*	994
63	Millennial Media, Inc.*	84
28	MKS Instruments, Inc.	944
21	MobileIron, Inc.*	86
11	Model N, Inc.*	113
20	ModusLink Global Solutions, Inc.*	63
16	MoneyGram International, Inc.*	140
21	Monolithic Power Systems, Inc.	1,010
21	Monotype Imaging Holdings, Inc.	445
48	Monster Worldwide, Inc.*	349
54	Motorola Solutions, Inc.	3,500
8	MTS Systems Corp.	476
5	Multi-Fineline Electronix, Inc.*	80
13	Nanometrics, Inc.*	181
15	NeoPhotonics Corp.*	109
92	NetApp, Inc.	2,940
17	NETGEAR, Inc.*	516
49	NetScout Systems, Inc.*	1,791
29	NeuStar, Inc., Class A*	811
3	New Relic, Inc.*	98
21	Newport Corp.*	321
35	NIC, Inc.	659
27	Nimble Storage, Inc.*	720
20	Novatel Wireless, Inc.*	56
3	NVE Corp.	158
150	NVIDIA Corp.	3,372
52	Oclaro, Inc.*	141
31	OmniVision Technologies, Inc.*	741
14	OPOWER, Inc.*	127
936	Oracle Corp.	34,716
11	OSI Systems, Inc.*	803
6	Park City Group, Inc.*	71
11	Park Electrochemical Corp.	194
96	Paychex, Inc.	4,287
17	Paycom Software, Inc.*	655
8	Paylocity Holding Corp.*	264
324	PayPal Holdings, Inc.*	11,340
6	PC Connection, Inc.	126
14	PDF Solutions, Inc.*	171
19	Pegasystems, Inc.	466
19	Perficient, Inc.*	315
12	Pericom Semiconductor Corp.	146
6	PFSweb, Inc.*	78
35	Photronics, Inc.*	319
19	Plantronics, Inc.	1,010
18	Plexus Corp.*	685

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
93	PMC-Sierra, Inc.*	$585
72	Polycom, Inc.*	775
16	Power Integrations, Inc.	628
27	Progress Software Corp.*	731
21	Proofpoint, Inc.*	1,183
13	PROS Holdings, Inc.*	288
10	Q2 Holdings, Inc.*	262
5	QAD, Inc., Class A	126
48	Qlik Technologies, Inc.*	1,817
46	QLogic Corp.*	476
44	Qorvo, Inc.*	2,442
478	QUALCOMM, Inc.	27,045
13	Qualys, Inc.*	378
114	Quantum Corp.*	133
19	QuinStreet, Inc.*	105
61	Rambus, Inc.*	819
21	RealD, Inc.*	198
12	RealNetworks, Inc.*	52
28	RealPage, Inc.*	515
54	Red Hat, Inc.*	3,899
5	Reis, Inc.	125
20	RetailMeNot, Inc.*	180
28	RingCentral, Inc., Class A*	482
14	Rocket Fuel, Inc.*	86
15	Rofin-Sinar Technologies, Inc.*	382
10	Rogers Corp.*	557
47	Rovi Corp.*	520
14	Rubicon Project, Inc. (The)*	202
40	Ruckus Wireless, Inc.*	453
17	Rudolph Technologies, Inc.*	217
179	salesforce.com, Inc.*	12,415
61	SanDisk Corp.	3,328
44	Sanmina Corp.*	847
13	Sapiens International Corp. N.V.	151
15	ScanSource, Inc.*	573
24	Science Applications International Corp.	1,170
15	SciQuest, Inc.*	165
18	Seachange International, Inc.*	109
93	Seagate Technology PLC	4,780
35	Semtech Corp.*	593
31	ServiceSource International, Inc.*	147
34	ShoreTel, Inc.*	253
10	Shutterstock, Inc.*	335
19	Sigma Designs, Inc.*	187
18	Silicon Graphics International Corp.*	90
23	Silicon Laboratories, Inc.*	1,000
19	Silver Spring Networks, Inc.*	220
56	Skyworks Solutions, Inc.	4,892
26	Sonus Networks, Inc.*	183
9	SPS Commerce, Inc.*	612
8	Stamps.com, Inc.*	659
27	Stratasys Ltd.*	828
20	Super Micro Computer, Inc.*	547
21	Sykes Enterprises, Inc.*	528
200	Symantec Corp.	4,098
20	Synaptics, Inc.*	1,402
21	Synchronoss Technologies, Inc.*	848
15	SYNNEX Corp.	1,188
17	Syntel, Inc.*	756
45	Take-Two Interactive Software, Inc.*	1,311
21	Tangoe, Inc.*	158
119	TE Connectivity Ltd.	7,056
19	Tech Data Corp.*	1,240
10	TechTarget, Inc.*	92
27	TeleCommunication Systems, Inc., Class A*	95
15	Telenav, Inc.*	106
9	TeleTech Holdings, Inc.	243
42	Teradata Corp.*	1,228
28	Tessera Technologies, Inc.	917
305	Texas Instruments, Inc.	14,591
11	Textura Corp.*	284
52	TiVo, Inc.*	473
48	Total System Services, Inc.	2,200
4	Travelzoo, Inc.*	38
26	TrueCar, Inc.*	154
31	TTM Technologies, Inc.*	211
8	TubeMogul, Inc.*	88
18	Tyler Technologies, Inc.*	2,485
16	Ubiquiti Networks, Inc.	563
17	Ultra Clean Holdings, Inc.*	115
15	Ultratech, Inc.*	258
26	Unisys Corp.*	342
8	United Online, Inc.*	87
21	Universal Display Corp.*	774
5	Varonis Systems, Inc.*	99
16	VASCO Data Security International, Inc.*	268
21	Veeco Instruments, Inc.*	484
33	Verint Systems, Inc.*	1,760
31	VeriSign, Inc.*	2,137
23	ViaSat, Inc.*	1,352
48	Violin Memory, Inc.*	85
24	VirnetX Holding Corp.*	87
16	Virtusa Corp.*	847
567	Visa, Inc., Class A	40,427
72	Vishay Intertechnology, Inc.	711
7	Vishay Precision Group, Inc.*	78
23	Web.com Group, Inc.*	495
20	WebMD Health Corp.*	823
64	Western Digital Corp.	5,245
152	Western Union Co. (The)	2,803
10	Wix.com Ltd.*	197
4	Workiva, Inc.*	57
29	Xcerra Corp.*	182
305	Xerox Corp.	3,102
76	Xilinx, Inc.	3,184
14	XO Group, Inc.*	205
17	Xoom Corp.*	422
256	Yahoo!, Inc.*	8,253
10	Yodlee, Inc.*	162
29	Zendesk, Inc.*	600
31	Zix Corp.*	136
		1,176,928
	Materials — 0.5%

16	A. Schulman, Inc.	549
2	AEP Industries, Inc.*	109
57	Air Products & Chemicals, Inc.	7,953
20	Airgas, Inc.	1,930
94	AK Steel Holding Corp.*	291
384	Alcoa, Inc.	3,629
15	American Vanguard Corp.	200
27	Avery Dennison Corp.	1,568
37	Axiall Corp.	935
16	Balchem Corp.	937
40	Ball Corp.	2,636
63	Berry Plastics Group, Inc.*	1,865
21	Boise Cascade Co.*	682

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
28	Calgon Carbon Corp.	$455
27	Carpenter Technology Corp.	1,053
26	Century Aluminum Co.*	146
69	CF Industries Holdings, Inc.	3,959
4	Chase Corp.	158
36	Chemtura Corp.*	979
10	Clearwater Paper Corp.*	561
81	Cliffs Natural Resources, Inc.	322
72	Coeur Mining, Inc.*	242
61	Commercial Metals Co.	958
4	Core Molding Technologies, Inc.*	87
6	Deltic Timber Corp.	373
318	Dow Chemical Co. (The)	13,916
266	E.I. du Pont de Nemours & Co.	13,699
44	Eastman Chemical Co.	3,188
79	Ecolab, Inc.	8,622
39	Ferro Corp.*	480
28	Flotek Industries, Inc.*	548
39	FMC Corp.	1,650
305	Freeport-McMoRan, Inc.	3,245
13	FutureFuel Corp.	131
34	Globe Specialty Metals, Inc.	467
16	Greif, Inc., Class A	469
27	H.B. Fuller Co.	979
1	Handy & Harman Ltd.*	25
6	Hawkins, Inc.	228
7	Haynes International, Inc.	268
39	Headwaters, Inc.*	787
196	Hecla Mining Co.	404
30	Horsehead Holding Corp.*	245
10	Innophos Holdings, Inc.	481
13	Innospec, Inc.	638
24	International Flavors & Fragrances, Inc.	2,629
124	International Paper Co.	5,349
30	Intrepid Potash, Inc.*	237
9	Kaiser Aluminum Corp.	752
45	KapStone Paper and Packaging Corp.	981
5	KMG Chemicals, Inc.	101
11	Koppers Holdings, Inc.	229
17	Kraton Performance Polymers, Inc.*	359
11	Kronos Worldwide, Inc.	82
76	Louisiana-Pacific Corp.*	1,249
10	LSB Industries, Inc.*	239
115	LyondellBasell Industries N.V., Class A	9,819
18	Martin Marietta Materials, Inc.	3,020
11	Materion Corp.	341
18	Minerals Technologies, Inc.	968
140	Monsanto Co.	13,671
91	Mosaic Co. (The)	3,716
13	Myers Industries, Inc.	185
9	Neenah Paper, Inc.	520
155	Newmont Mining Corp.	2,646
94	Nucor Corp.	4,069
41	Olin Corp.	818
5	Olympic Steel, Inc.	65
16	OM Group, Inc.	536
25	OMNOVA Solutions, Inc.*	157
47	Owens-Illinois, Inc.*	980
23	P. H. Glatfelter Co.	415
47	PolyOne Corp.	1,526
80	PPG Industries, Inc.	7,623
85	Praxair, Inc.	8,989
7	Quaker Chemical Corp.	556
22	Rayonier Advanced Materials, Inc.	150
12	Rentech, Inc.*	86
6	Ryerson Holding Corp.*	46
14	Schnitzer Steel Industries, Inc., Class A	242
16	Schweitzer-Mauduit International, Inc.	565
62	Sealed Air Corp.	3,190
23	Senomyx, Inc.*	153
25	Sensient Technologies Corp.	1,629
23	Sherwin-Williams Co. (The)	5,884
35	Sigma-Aldrich Corp.	4,879
10	Stepan Co.	450
64	Stillwater Mining Co.*	611
14	Summit Materials, Inc., Class A*	328
35	SunCoke Energy, Inc.	402
21	TimkenSteel Corp.	375
11	Trecora Resources*	142
13	Tredegar Corp.	188
6	Trinseo S.A.*	175
34	Tronox Ltd., Class A	274
1	United States Lime & Minerals, Inc.	49
8	US Concrete, Inc.*	414
10	Valhi, Inc.	28
39	Vulcan Materials Co.	3,651
22	Wausau Paper Corp.	171
77	WestRock Co.	4,570
25	Worthington Industries, Inc.	640
		185,166
	Telecommunication Services — 0.3%

47	8x8, Inc.*	363
1,803	AT&T, Inc.	59,860
5	Atlantic Tele-Network, Inc.	357
19	Boingo Wireless, Inc.*	143
165	CenturyLink, Inc.	4,462
111	Cincinnati Bell, Inc.*	381
24	Cogent Communications Holdings, Inc.	666
27	Consolidated Communications Holdings, Inc.	527
11	FairPoint Communications, Inc.*	180
338	Frontier Communications Corp.	1,714
19	General Communication, Inc., Class A*	320
253	Globalstar, Inc.*	445
6	Hawaiian Telcom Holdco, Inc.*	132
9	IDT Corp., Class B	141
33	inContact, Inc.*	249
18	Inteliquent, Inc.	330
15	Intelsat S.A.*	145
44	Iridium Communications, Inc.*	328
86	Level 3 Communications, Inc.*	3,847
12	Lumos Networks Corp.	141
9	NTELOS Holdings Corp.*	82
32	ORBCOMM, Inc.*	195
7	Pacific DataVision, Inc.*	224
25	Premiere Global Services, Inc.*	269
13	Shenandoah Telecommunications Co.	503
12	Spok Holdings, Inc.	198
5	Straight Path Communications, Inc., Class B*	114
1,197	Verizon Communications, Inc.	55,074

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
99	Vonage Holdings Corp.*	$549
53	Windstream Holdings, Inc.	381
		132,320
	Utilities — 0.4%

26	Abengoa Yield PLC	592
200	AES Corp. (The)	2,400
35	AGL Resources, Inc.	2,135
26	ALLETE, Inc.	1,242
71	Ameren Corp.	2,861
144	American Electric Power Co., Inc.	7,818
20	American States Water Co.	755
4	Artesian Resources Corp., Class A	88
65	Atlantic Power Corp.	153
33	Avista Corp.	1,036
24	Black Hills Corp.	955
25	California Water Service Group	516
126	CenterPoint Energy, Inc.	2,346
8	Chesapeake Utilities Corp.	394
32	Cleco Corp.	1,715
81	CMS Energy Corp.	2,655
6	Connecticut Water Service, Inc.	209
86	Consolidated Edison, Inc.	5,410
8	Consolidated Water Co. Ltd.	85
174	Dominion Resources, Inc.	12,137
53	DTE Energy Co.	4,137
203	Duke Energy Corp.	14,395
68	Dynegy, Inc.*	1,751
96	Edison International	5,614
21	El Paso Electric Co.	743
23	Empire District Electric Co. (The)	498
53	Entergy Corp.	3,462
93	Eversource Energy	4,393
253	Exelon Corp.	7,782
124	FirstEnergy Corp.	3,963
7	Genie Energy Ltd., Class B*	75
27	IDACORP, Inc.	1,603
23	Laclede Group, Inc. (The)	1,218
18	MGE Energy, Inc.	692
9	Middlesex Water Co.	205
45	New Jersey Resources Corp.	1,272
130	NextEra Energy, Inc.	12,793
93	NiSource, Inc.	1,561
15	Northwest Natural Gas Co.	660
25	NorthWestern Corp.	1,291
98	NRG Energy, Inc.	1,952
18	NRG Yield, Inc., Class A	283
33	NRG Yield, Inc., Class C	530
28	ONE Gas, Inc.	1,203
20	Ormat Technologies, Inc.	704
20	Otter Tail Corp.	516
30	Pattern Energy Group, Inc.	680
74	Pepco Holdings, Inc.	1,701
141	PG&E Corp.	6,991
42	Piedmont Natural Gas Co., Inc.	1,620
33	Pinnacle West Capital Corp.	1,964
42	PNM Resources, Inc.	1,076
47	Portland General Electric Co.	1,623
196	PPL Corp.	6,074
148	Public Service Enterprise Group, Inc.	5,957
42	SCANA Corp.	2,221
68	Sempra Energy	6,450
8	SJW Corp.	230
36	South Jersey Industries, Inc.	868
267	Southern Co. (The)	11,590
25	Southwest Gas Corp.	1,377
2	Spark Energy, Inc., Class A	31
44	Talen Energy Corp.*	627
69	TECO Energy, Inc.	1,454
30	UIL Holdings Corp.	1,366
7	Unitil Corp.	252
11	Vivint Solar, Inc.*	137
93	WEC Energy Group, Inc.	4,431
26	WGL Holdings, Inc.	1,409
149	Xcel Energy, Inc.	5,026
7	York Water Co. (The)	149
		184,102
	Total Common Stocks (Cost $5,583,114)	6,028,534

Principal Amount
	U.S. Government & Agency Security — 66.8%
	U.S. Treasury Bill
$27,346,000	0.00%, due 11/05/15	27,346,837
	Total U.S. Government & Agency Security (Cost 27,342,334)	27,346,837

	Repurchase Agreements (a) — 13.6%
5,582,407	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $5,582,425	5,582,407
	Total Repurchase Agreements (Cost $5,582,407)	5,582,407

	Total Investment Securities (Cost $38,507,855) — 95.1%	38,957,778
	Other assets less liabilities — 4.9%	2,009,725
	Net Assets — 100.0%	$40,967,503

*	Non-income producing security.
#	Amount represents less than one share.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665,479
Aggregate gross unrealized depreciation	(249,221)
Net unrealized appreciation	$416,258
Federal income tax cost of investments	$38,541,520

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	40	09/14/15	$2,805,000	$17,900

Cash collateral in the amount of $78,100 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(3,306)	01/06/16	Credit Suisse International	0.41%	iShares® MSCI Emerging Markets ETF	$16,511
122,185	11/06/15	Credit Suisse International	0.64%	S&P 500® Total Return Index	126,251
195,065	11/06/15	Credit Suisse International	(0.06)%	Russell 2000® Total Return Index	194,781
1,013,431	01/06/16	Credit Suisse International	(0.11)%	iShares® MSCI EAFE ETF	398,751
(55,565)	11/06/15	Deutsche Bank AG	0.95%	iShares® MSCI Emerging Markets ETF	91,720
222,486	01/06/16	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	64,594
265,335	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Total Return Index	266,075
(8,334)	01/06/16	Morgan Stanley & Co. International PLC	0.81%	iShares® MSCI Emerging Markets ETF	120
32,128	11/06/15	Morgan Stanley & Co. International PLC	0.59%	S&P 500® Total Return Index	(17,368)
(1,539)	01/06/16	Societe Generale	0.56%	iShares® MSCI Emerging Markets ETF	55,567
1,645	11/06/15	Societe Generale	0.19%	Russell 2000® Total Return Index	(7,134)
14,388	01/06/16	Societe Generale	0.59%	iShares® MSCI EAFE ETF	11,548
(8,939)	01/06/16	UBS AG	0.26%	iShares® MSCI Emerging Markets ETF	233
3,108	11/06/15	UBS AG	0.04%	Russell 2000® Total Return Index	(56,688)
5,564,782	01/09/17	UBS AG	(0.11)%	iShares® MSCI EAFE ETF	196,799
$7,356,870					$1,341,760

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 87.2%
	Consumer Discretionary — 11.9%

82,255	Bwin.Party Digital Entertainment PLC	$146,920
4,366	Remy International, Inc.	127,924
1,980	Steiner Leisure Ltd.*	126,067
725	Time Warner Cable, Inc.	134,865
6,850	zulily, Inc., Class A*	121,587
		657,363
	Consumer Staples — 2.2%

1,367	Delhaize Group	122,580

	Energy — 2.5%

2,100	Cameron International Corp.*	140,196

	Financials — 25.2%

1,060	Chubb Corp. (The)	128,059
1,474	City National Corp./CA	129,388
5,683	Gramercy Property Trust, Inc. (REIT)	125,651
1,602	HCC Insurance Holdings, Inc.	123,787
1,740	Home Properties, Inc. (REIT)	129,125
9,990	National Penn Bancshares, Inc.	120,030
979	PartnerRe Ltd.	135,503
52,400	Partnership Assurance Group PLC	126,240
15,700	RSA Insurance Group PLC	123,831
1,100	StanCorp Financial Group, Inc.	125,081
4,000	Symetra Financial Corp.	125,880
		1,392,575
	Health Care — 9.2%

679	Humana, Inc.	124,114
1,740	KYTHERA Biopharmaceuticals, Inc.*	130,013
17,495	Merge Healthcare, Inc.*	124,040
1	OPKO Health, Inc.*	8
2,036	Thoratec Corp.*	127,902
		506,077
	Industrials — 10.8%

20,665	Asciano Ltd.	124,856
550	Precision Castparts Corp.	126,638
20,948	Recall Holdings Ltd.	104,354
4,700	Terex Corp.	109,651
15,231	TNT Express N.V.	128,801
		594,300
	Information Technology — 11.5%

2,035	Dealertrack Technologies, Inc.*	127,717
13,170	Dot Hill Systems Corp.*	127,354
6,924	Integrated Silicon Solution, Inc.	152,120
19,481	Pace PLC	101,937
5,086	Xoom Corp.*	126,285
		635,413
	Materials — 9.3%

1,692	Cytec Industries, Inc.	125,546
11,694	Italcementi SpA	130,831
3,528	OM Group, Inc.	118,188
981	Sigma-Aldrich Corp.	136,761
		511,326
	Utilities — 4.6%

2,075	AGL Resources, Inc.	126,554
2,431	Cleco Corp.	130,253
		256,807
	Total Common Stocks (Cost $4,829,069)	4,816,637

	Master Limited Partnership — 1.9%
	Energy — 1.9%

1,901	MarkWest Energy Partners LP	107,159

	Total Master Limited Partnership (Cost $119,739)	107,159

Principal Amount
	Repurchase Agreements (a) — 11.0%
$608,892	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $608,893	608,892
	Total Repurchase Agreements (Cost $608,892)	608,892

	Total Investment Securities (Cost $5,557,700) — 100.1%	5,532,688
	Liabilities in excess of other assets — (0.1%)	(7,833)
	Net Assets — 100.0%	$5,524,855

*	Non-income producing security.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,731
Aggregate gross unrealized depreciation	(96,743)
Net unrealized depreciation	$(25,012)
Federal income tax cost of investments	$5,557,700

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2015:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	11/13/15	73,000	$(53,464)	$51,758	$(1,706)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/13/15	123,000	(93,990)	93,476	(514)
U.S. Dollar vs. Euro	Goldman Sachs International	11/13/15	204,000	(227,335)	229,183	1,848
U.S. Dollar vs. British Pound	Goldman Sachs International	11/13/15	156,000	(240,843)	239,288	(1,555)
						$(1,927)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	11/13/15	(483,000)	$355,532	$342,452	$13,080
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/13/15	(20,000)	15,274	15,199	75
U.S. Dollar vs. Euro	Goldman Sachs International	11/13/15	(339,000)	371,371	380,849	(9,478)
U.S. Dollar vs. British Pound	Goldman Sachs International	11/13/15	(464,000)	716,530	711,727	4,803
						$8,480

Swap Agreements

Merger ETF had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,762,492)	11/06/15	Societe Generale	0.51%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(77,928)
1,465,803	11/06/15	Societe Generale	0.64%	S&P Merger Arbitrage Index (long exposure to Targets)	(29,267)
$(296,689)					$(107,195)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2015:

United States	69.0%
United Kingdom	9.0%
Italy	2.4%
Netherlands	2.3%
Australia	2.3%
Belgium	2.2%
Aussie	1.9%
Other (1)	10.9%
100.0%

(1)     Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 97.9%
	Consumer Discretionary — 11.7%

4,388	Abercrombie & Fitch Co., Class A	$87,146
8,210	American Eagle Outfitters, Inc.	139,734
5,243	Apollo Education Group, Inc.*	58,250
5,411	Best Buy Co., Inc.	198,800
2,377	Big Lots, Inc.	114,072
2,875	Carnival Corp.	141,536
1,678	Core-Mark Holding Co., Inc.	100,865
2,202	CST Brands, Inc.	76,453
23,307	Ford Motor Co.	323,268
2,805	GameStop Corp., Class A	119,156
10,309	General Motors Co.	303,497
4,859	Goodyear Tire & Rubber Co. (The)	144,652
1,205	Group 1 Automotive, Inc.	105,317
20,554	J.C. Penney Co., Inc.*	187,247
2,897	Johnson Controls, Inc.	119,183
2,121	Kohl’s Corp.	108,235
4,140	Liberty Interactive Corp. QVC Group, Class A*	111,946
2,155	Macy’s, Inc.	126,305
4,550	Mattel, Inc.	106,606
1,649	McDonald’s Corp.	156,688
2,852	Murphy USA, Inc.*	145,766
7,233	News Corp., Class A*	98,586
10,422	Office Depot, Inc.*	82,646
4,150	Rent-A-Center, Inc.	111,594
3,533	Sears Holdings Corp.*	94,260
11,220	Staples, Inc.	159,436
3,553	Target Corp.	276,104
2,258	Time Warner Cable, Inc.	420,033
2,352	Time Warner, Inc.	167,227
5,480	Time, Inc.	113,820
7,593	TravelCenters of America LLC*	89,521
1,050	Visteon Corp.*	104,643
653	Wynn Resorts Ltd.	49,008
		4,741,600
	Consumer Staples — 7.9%

6,967	Archer-Daniels-Midland Co.	313,445
19,739	Avon Products, Inc.	102,446
3,398	Bunge Ltd.	246,185
4,702	ConAgra Foods, Inc.	195,979
1,210	Costco Wholesale Corp.	169,461
2,790	General Mills, Inc.	158,360
7,387	Kroger Co. (The)	254,852
5,482	Mondelez International, Inc., Class A	232,218
3,283	Philip Morris International, Inc.	261,983
2,905	Procter & Gamble Co. (The)	205,296
19,816	Rite Aid Corp.*	163,482
18,297	SUPERVALU, Inc.*	150,767
5,843	Sysco Corp.	232,960
3,820	Tyson Foods, Inc., Class A	161,510
5,382	Wal-Mart Stores, Inc.	348,377
		3,197,321
	Energy — 9.8%

4,257	Apache Corp.	192,587
42,492	California Resources Corp.	164,869
6,821	Chevron Corp.	552,433
7,006	ConocoPhillips	344,345
6,306	Diamond Offshore Drilling, Inc.	149,515
4,992	Exxon Mobil Corp.	375,598
3,526	Hess Corp.	209,621
4,938	HollyFrontier Corp.	231,395
15,192	LinnCo LLC	46,335
10,048	Marathon Oil Corp.	173,730
4,335	Marathon Petroleum Corp.	205,089
4,328	Murphy Oil Corp.	134,168
31,941	Peabody Energy Corp.	86,241
5,263	Phillips 66	416,145
3,807	Tidewater, Inc.	68,259
6,877	Valero Energy Corp.	408,081
3,126	World Fuel Services Corp.	120,820
15,235	WPX Energy, Inc.*	111,368
		3,990,599
	Financials — 22.9%

2,729	Aflac, Inc.	159,919
2,526	Allstate Corp. (The)	147,215
11,995	Ally Financial, Inc.*	262,211
4,401	Ambac Financial Group, Inc.*	71,516
6,151	American Capital Agency Corp. (REIT)	117,669
8,245	American International Group, Inc.	497,503
728	American National Insurance Co.	72,283
22,302	Annaly Capital Management, Inc. (REIT)	224,358
2,352	Assurant, Inc.	174,871
32,938	Bank of America Corp.	538,207
4,142	BB&T Corp.	152,923
2,921	Capital One Financial Corp.	227,108
8,503	Capitol Federal Financial, Inc.	102,461
1,405	Chubb Corp. (The)	169,738
2,681	CIT Group, Inc.	116,463
10,410	Citigroup, Inc.	556,727
6,503	CNO Financial Group, Inc.	116,339
6,179	Communications Sales & Leasing, Inc. (REIT)	124,198
8,094	Fifth Third Bancorp	161,232
8,895	Fulton Financial Corp.	108,163
28,822	Genworth Financial, Inc., Class A*	149,298
1,422	Goldman Sachs Group, Inc. (The)	268,189
3,715	Hancock Holding Co.	104,317
5,867	Hartford Financial Services Group, Inc. (The)	269,589
6,376	Hatteras Financial Corp. (REIT)	103,482
7,768	Invesco Mortgage Capital, Inc. (REIT)	105,645
9,870	JPMorgan Chase & Co.	632,667
3,041	Kemper Corp.	107,712
4,308	Loews Corp.	157,027
6,158	Mack-Cali Realty Corp. (REIT)	115,339
13,734	MBIA, Inc.*	96,413
5,315	MetLife, Inc.	266,281
9,066	New York Community Bancorp, Inc.	160,106
6,172	PHH Corp.*	99,986
1,866	PNC Financial Services Group, Inc. (The)	170,030
2,512	ProAssurance Corp.	121,154
6,611	Progressive Corp. (The)	198,066
3,639	Prudential Financial, Inc.	293,667
15,456	Regions Financial Corp.	148,223
1,353	Reinsurance Group of America, Inc.	122,961
5,310	Santander Consumer USA Holdings, Inc.*	119,263
21,150	SLM Corp.*	179,352

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,165	SunTrust Banks, Inc.	$127,771
4,810	Symetra Financial Corp.	151,371
2,732	Travelers Cos., Inc. (The)	271,971
4,308	Unum Group	144,490
12,178	Valley National Bancorp	115,204
2,692	Voya Financial, Inc.	115,971
4,680	Weyerhaeuser Co. (REIT)	130,759
3,266	XL Group PLC	121,789
		9,269,197
	Health Care — 11.3%

2,722	Abbott Laboratories	123,279
1,756	Aetna, Inc.	201,097
8,548	Allscripts Healthcare Solutions, Inc.*	117,706
2,229	AmerisourceBergen Corp.	222,989
1,933	Anthem, Inc.	272,650
1,917	Baxalta, Inc.*	67,383
1,917	Baxter International, Inc.	73,709
1,766	Bristol-Myers Squibb Co.	105,024
3,204	Cardinal Health, Inc.	263,593
2,550	Community Health Systems, Inc.*	136,935
2,914	Eli Lilly & Co.	239,968
2,628	Express Scripts Holding Co.*	219,701
3,707	HCA Holdings, Inc.*	321,100
2,040	Health Net, Inc.*	130,682
1,057	Humana, Inc.	193,209
3,160	Johnson & Johnson	296,977
1,137	McKesson Corp.	224,648
5,514	Merck & Co., Inc.	296,929
3,038	Owens & Minor, Inc.	103,262
12,359	Pfizer, Inc.	398,207
1,345	Quest Diagnostics, Inc.	91,191
2,546	Tenet Healthcare Corp.*	125,340
2,242	UnitedHealth Group, Inc.	259,399
1,064	WellCare Health Plans, Inc.*	96,473
		4,581,451
	Industrials — 11.1%

3,683	AECOM*	101,282
2,151	AGCO Corp.	105,485
2,275	Armstrong World Industries, Inc.*	126,513
2,166	Avis Budget Group, Inc.*	95,586
3,611	Caterpillar, Inc.	276,025
2,651	Con-way, Inc.	93,315
4,889	Covanta Holding Corp.	96,802
2,579	Deere & Co.	210,911
3,107	Emerson Electric Co.	148,266
2,621	Essendant, Inc.	90,425
2,986	Fluor Corp.	136,221
1,821	GATX Corp.	90,267
9,002	General Cable Corp.	130,979
21,792	General Electric Co.	540,877
6,333	Harsco Corp.	73,209
6,744	Hertz Global Holdings, Inc.*	124,292
1,571	Honeywell International, Inc.	155,953
3,450	Jacobs Engineering Group, Inc.*	139,415
2,406	Joy Global, Inc.	58,273
8,915	KBR, Inc.	155,478
2,888	KLX, Inc.*	112,921
1,105	L-3 Communications Holdings, Inc.	116,544
1,911	ManpowerGroup, Inc.	166,066
4,056	Navistar International Corp.*	72,359
772	Northrop Grumman Corp.	126,407
5,685	Pitney Bowes, Inc.	112,620
8,720	R.R. Donnelley & Sons Co.	136,904
1,322	Raytheon Co.	135,584
3,174	Republic Services, Inc.	130,071
1,135	Ryder System, Inc.	93,036
7,783	SkyWest, Inc.	123,750
2,404	Waste Management, Inc.	120,344
1,481	WESCO International, Inc.*	82,892
		4,479,072
	Information Technology — 10.6%

1,157	Accenture PLC, Class A	109,070
34,506	Advanced Micro Devices, Inc.*	62,456
2,922	Arrow Electronics, Inc.*	163,398
4,090	Avnet, Inc.	173,416
4,117	Booz Allen Hamilton Holding Corp.	109,924
3,141	CA, Inc.	85,718
1,094	CACI International, Inc., Class A*	85,792
2,054	Computer Sciences Corp.	127,327
6,825	Corning, Inc.	117,458
4,684	Eastman Kodak Co.*	65,951
3,504	EMC Corp.	87,145
16,205	Flextronics International Ltd.*	170,315
10,674	Hewlett-Packard Co.	299,512
9,525	Ingram Micro, Inc., Class A	257,747
3,691	Insight Enterprises, Inc.*	93,419
12,908	Intel Corp.	368,394
2,888	International Business Machines Corp.	427,106
5,886	Jabil Circuit, Inc.	113,894
2,186	Leidos Holdings, Inc.	91,987
7,786	Microsoft Corp.	338,847
1,602	QUALCOMM, Inc.	90,641
4,839	Sanmina Corp.*	93,102
1,728	Seagate Technology PLC	88,819
3,420	Symantec Corp.	70,076
1,438	SYNNEX Corp.	113,875
3,283	Tech Data Corp.*	214,183
4,212	Unisys Corp.*	55,472
6,833	Vishay Intertechnology, Inc.	67,510
14,769	Xerox Corp.	150,201
		4,292,755
	Materials — 3.2%

4,995	Alcoa, Inc.	47,203
19,359	Cliffs Natural Resources, Inc.	76,855
6,483	Commercial Metals Co.	101,783
3,153	Dow Chemical Co. (The)	137,975
13,301	Freeport-McMoRan, Inc.	141,523
1,821	International Paper Co.	78,558
1,771	LyondellBasell Industries N.V., Class A	151,208
1,531	Mosaic Co. (The)	62,511
6,472	Newmont Mining Corp.	110,477
2,479	Nucor Corp.	107,316
2,910	Olin Corp.	58,084
3,665	Owens-Illinois, Inc.*	76,415
1,519	Reliance Steel & Aluminum Co.	88,284
4,074	United States Steel Corp.	66,732
		1,304,924
	Telecommunication Services — 4.0%

28,571	AT&T, Inc.	948,557
9,653	CenturyLink, Inc.	261,017
24,722	Frontier Communications Corp.	125,341

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,921	Telephone & Data Systems, Inc.	$253,713
5,150	Windstream Holdings, Inc.	37,028
		1,625,656
	Utilities — 5.4%

19,218	AES Corp. (The)	230,616
3,379	Ameren Corp.	136,140
4,129	Avista Corp.	129,609
2,712	Consolidated Edison, Inc.	170,612
2,881	Entergy Corp.	188,216
11,270	Exelon Corp.	346,665
7,884	FirstEnergy Corp.	251,972
5,249	PNM Resources, Inc.	134,427
3,863	Public Service Enterprise Group, Inc.	155,486
2,593	Southwest Gas Corp.	142,848
3,419	UIL Holdings Corp.	155,667
2,934	WGL Holdings, Inc.	159,023
		2,201,281
	Total Common Stocks (Cost $40,124,923)	39,683,856

Principal Amount
	Repurchase Agreements (a)(b) — 24.5%
$9,937,124	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $9,937,158	9,937,124
	Total Repurchase Agreements (Cost $9,937,124)	9,937,124

	Total Investment Securities (Cost $50,062,047) — 122.4%	49,620,980
	Liabilities in excess of other assets — (22.4%)	(9,064,876)
	Net Assets — 100.0%	$40,556,104

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $20,121,992.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,627,417
Aggregate gross unrealized depreciation	(4,415,929)
Net unrealized depreciation	$(788,512)
Federal income tax cost of investments	$50,409,492

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(35,862,498)	11/06/15	Deutsche Bank AG	(0.10)%	RAFI® US Equity Long/Short Index (short portion)	$(4,785,069)
(4,242,800)	11/06/15	Societe Generale	0.21%	RAFI® US Equity Long/Short Index (short portion)	(4,715,278)
755,126	11/06/15	Societe Generale	0.29%	RAFI® US Equity Long/Short Index (long portion)	289,224
$(39,350,172)					$(9,211,123)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation — 88.8%

	U.S. Treasury Inflation Index Bonds
$2,932,259	0.75%, due 02/15/45	$2,651,462
	Total Long-Term U.S. Treasury Obligation (Cost $2,645,073)	2,651,462

	Repurchase Agreements (a) — 7.1%
210,805	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $210,805	210,805
	Total Repurchase Agreements (Cost $210,805)	210,805

	Total Investment Securities (Cost $2,855,878) — 95.9%	2,862,267
	Other assets less liabilities — 4.1%	121,847
	Net Assets — 100.0%	$2,984,114

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,389
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,389
Federal income tax cost of investments	$2,855,878

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,323,442)	05/06/16	Citibank, N.A.	0.16%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	$(136,310)
172,966	05/06/16	Citibank, N.A.	(0.07)%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	22,846
(2,538,410)	01/06/16	Societe Generale	0.31%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	(74,145)
167,056	11/06/15	Societe Generale	0.24%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	3,662
$(3,521,830)					$(183,947)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

CDS North American HY Credit ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 95.3%
$5,598,568	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $5,598,587	$5,598,568
	Total Repurchase Agreements (Cost $5,598,568)	5,598,568

	Total Investment Securities (Cost $5,598,568) †— 95.3%	5,598,568
	Other assets less liabilities — 4.7%	274,522
	Net Assets — 100.0%	$5,873,090

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Credit Default Swap Agreements - Sell protection(a)

Underlying Instrument*	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at August 31, 2015(b)	Notional Amount(c)**	Value	Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
CDX North American High Yield Index; Version 3, Series 23	5.00%	12/20/2019	3.42%	$834,200	$59,479	$51,333	$8,146
CDX North American High Yield Index; Version 1, Series 24	5.00%	06/20/2020	3.94%	4,692,600	256,362	317,375	(61,013)
					$315,841	$368,708	$(52,867)

*As of August 31, 2015, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 96.8%
$7,532,021	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $7,532,049	$7,532,021
	Total Repurchase Agreements (Cost $7,532,021)	7,532,021

	Total Investment Securities (Cost $7,532,021) † — 96.8%	7,532,021
	Other assets less liabilities — 3.2%	251,857
	Net Assets — 100.0%	$7,783,878

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Credit Default Swap Agreements - Buy protection(a)

Underlying Instrument*	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at August 31, 2015(b)	Notional Amount(c)**	Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 3, Series 23	5.00%	12/20/2019	3.42%	$562,600	$(40,114)	$(43,245)	$3,131
CDX North American High Yield Index; Version 1, Series 24	5.00%	06/20/2020	3.94%	6,662,700	(363,991)	(438,815)	74,824
					$(404,105)	$(482,060)	$77,955

*As of August 31, 2015, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 79.6%
	U.S. Treasury Bills
$120,000,000	0.00%, due 09/03/15	$119,999,919
50,000,000	0.00%, due 09/10/15	49,999,875
180,000,000	0.00%, due 09/17/15	179,995,200
40,000,000	0.00%, due 09/24/15	39,999,591
135,000,000	0.00%, due 10/01/15	134,998,875
70,000,000	0.00%, due 10/08/15	69,997,893
40,000,000	0.00%, due 10/15/15	39,995,331
124,000,000	0.00%, due 11/05/15	123,998,264
181,000,000	0.00%, due 11/12/15	181,000,362
60,000,000	0.00%, due 11/19/15	60,000,300
170,000,000	0.00%, due 11/27/15	170,001,700
150,000,000	0.00%, due 12/03/15	149,987,400
60,000,000	0.00%, due 01/21/16	59,965,680
	Total U.S. Government & Agency Securities (Cost $1,379,910,592)	1,379,940,390

	Repurchase Agreements (a)(b) — 26.7%
463,256,873	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $463,258,501	463,256,873
	Total Repurchase Agreements (Cost $463,256,873)	463,256,873

	Total Investment Securities (Cost $1,843,167,465) — 106.3%	1,843,197,263
	Liabilities in excess of other assets — (6.3%)	(108,466,404)
	Net Assets — 100.0%	$1,734,730,859

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $217,828,152.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,677
Aggregate gross unrealized depreciation	(8,879)
Net unrealized appreciation	$29,798
Federal income tax cost of investments	$1,843,167,465

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,871	09/18/15	$380,954,788	$19,641,743

Cash collateral in the amount of $19,587,260 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(123,188,504)	11/07/16	Bank of America, N.A.	(0.29)%	S&P 500®	$(4,573,218)
(280,318,877)	02/08/16	Citibank, N.A.	(0.35)%	S&P 500®	(2,202,255)
(112,303,489)	11/06/15	Credit Suisse International	(0.34)%	S&P 500®	(30,349,523)
(87,895,732)	11/06/15	Deutsche Bank AG	(0.20)%	S&P 500®	(4,698,523)
(2,077,797)	11/06/15	Deutsche Bank AG	(0.08)%	SPDR® S&P 500® ETF Trust	(341,560)
(230,663,218)	01/06/16	Goldman Sachs International	(0.30)%	S&P 500®	4,498,555
(173,867,096)	01/06/17	Morgan Stanley & Co. International PLC	(0.39)%	S&P 500®	9,383,545
(81,889,260)	11/06/15	Societe Generale	(0.29)%	S&P 500®	(43,119,773)
(261,548,184)	11/07/16	UBS AG	(0.34)%	S&P 500®	(1,302,623)
$(1,353,752,157)					$(72,705,375)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.3%
	U.S. Treasury Bills
$50,000,000	0.00%, due 09/03/15	$49,999,983
40,000,000	0.00%, due 10/01/15	39,998,930
20,000,000	0.00%, due 10/15/15	19,997,653
27,000,000	0.00%, due 11/27/15	27,000,270
40,000,000	0.00%, due 12/03/15	39,996,640
100,000,000	0.00%, due 01/07/16	99,956,400
	Total U.S. Government & Agency Securities (Cost $276,957,220)	276,949,876

	Repurchase Agreements (a)(b) — 27.9%
94,826,409	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $94,826,742	94,826,409
	Total Repurchase Agreements (Cost $94,826,409)	94,826,409

	Total Investment Securities (Cost $371,783,629) — 109.2%	371,776,285
	Liabilities in excess of other assets — (9.2%)	(31,333,021)
	Net Assets — 100.0%	$340,443,264

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $56,283,540.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,479
Aggregate gross unrealized depreciation	(9,823)
Net unrealized depreciation	$(7,344)
Federal income tax cost of investments	$371,783,629

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	709	09/18/15	$60,555,690	$1,464,436

Cash collateral in the amount of $3,119,600 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(53,967,374)	11/07/16	Bank of America, N.A.	(0.34)%	NASDAQ-100 Index®	$1,228,193
(72,658,191)	04/06/16	Citibank, N.A.	(0.40)%	NASDAQ-100 Index®	(401,827)
(15,158,478)	11/06/15	Credit Suisse International	(0.29)%	NASDAQ-100 Index®	(4,914,310)
(4,479,730)	11/06/15	Deutsche Bank AG	(0.30)%	NASDAQ-100 Index®	(2,201,398)
(20,207,593)	12/07/15	Goldman Sachs International	(0.35)%	NASDAQ-100 Index®	(1,513,918)
(30,203,874)	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	NASDAQ-100 Index®	7,100
(1,630,128)	11/06/15	Morgan Stanley & Co. International PLC	0.01%	PowerShares QQQ TrustSM, Series 1	(412,167)
(30,674,065)	11/06/15	Societe Generale	(0.39)%	NASDAQ-100 Index®	(21,177,358)
(50,931,114)	11/07/16	UBS AG	(0.29)%	NASDAQ-100 Index®	(5,122,580)
$(279,910,547)					$(34,508,265)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.4%
	U.S. Treasury Bills
$25,000,000	0.00%, due 09/10/15	$24,999,906
95,000,000	0.00%, due 10/15/15	94,988,624
70,000,000	0.00%, due 11/05/15	69,999,020
100,000,000	0.00%, due 11/12/15	100,000,201
	Total U.S. Government & Agency Securities (Cost $289,985,083)	289,987,751

	Repurchase Agreements (a)(b) — 27.4%
104,170,300	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $104,170,666	104,170,300
	Total Repurchase Agreements (Cost $104,170,300)	104,170,300

	Total Investment Securities (Cost $394,155,383) — 103.8%	394,158,051
	Liabilities in excess of other assets — (3.8%)	(14,526,923)
	Net Assets — 100.0%	$379,631,128

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $40,477,720.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,700
Aggregate gross unrealized depreciation	(32)
Net unrealized appreciation	$2,668
Federal income tax cost of investments	$394,155,383

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	553	09/18/15	$45,625,265	$1,210,199

Cash collateral in the amount of $2,372,370 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(59,461,493)	11/07/16	Bank of America, N.A.	(0.34)%	Dow Jones Industrial AverageSM	$1,591,468
(41,864,638)	04/06/16	Citibank, N.A.	(0.30)%	Dow Jones Industrial AverageSM	2,245,410
(61,987,863)	11/06/15	Credit Suisse International	(0.29)%	Dow Jones Industrial AverageSM	(7,992,504)
(26,313,802)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones Industrial AverageSM	(1,114,606)
(871,702)	11/06/15	Deutsche Bank AG	0.10%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(318,725)
(57,013,506)	12/07/15	Goldman Sachs International	(0.45)%	Dow Jones Industrial AverageSM	1,453,864
(70,345,763)	11/06/15	Societe Generale	(0.39)%	Dow Jones Industrial AverageSM	(6,622,188)
(16,179,084)	11/07/16	UBS AG	(0.29)%	Dow Jones Industrial AverageSM	1,118,974
$(334,037,851)					$(9,638,307)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 36.1%
	U.S. Treasury Bill
$9,000,000	0.00%, due 10/22/15	$8,999,745
	Total U.S. Government & Agency Security (Cost $8,999,745)	8,999,745

	Repurchase Agreements (a)(b) — 85.9%
21,394,303	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $21,394,377	21,394,303
	Total Repurchase Agreements (Cost $21,394,303)	21,394,303

	Total Investment Securities (Cost $30,394,048) † — 122.0%	30,394,048
	Liabilities in excess of other assets — (22.0%)	(5,470,816)
	Net Assets — 100.0%	$24,923,232

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $7,332,948.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	41	09/18/15	$5,797,810	$334,180

Cash collateral in the amount of $302,170 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(4,526,643)	11/07/16	Bank of America, N.A.	(0.09)%	S&P MidCap 400®	$(74,432)
(7,162,956)	11/06/15	Credit Suisse International	(0.19)%	S&P MidCap 400®	(3,390,367)
(3,145,305)	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(423,418)
(2,296,218)	11/06/15	Morgan Stanley & Co. International PLC	0.06%	S&P MidCap 400®	(1,136,894)
(1,986,750)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400®	(873,532)
$(19,117,872)					$(5,898,643)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.8%
	U.S. Treasury Bills
$30,000,000	0.00%, due 10/01/15	$29,999,198
55,000,000	0.00%, due 10/22/15	54,998,860
160,000,000	0.00%, due 11/05/15	159,997,760
30,000,000	0.00%, due 01/07/16	29,986,919
100,000,000	0.00%, due 01/14/16	99,944,700
	Total U.S. Government & Agency Securities (Cost $374,931,924)	374,927,437

	Repurchase Agreements (a)(b) — 34.7%
147,944,235	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $147,944,756	147,944,235
	Total Repurchase Agreements (Cost $147,944,235)	147,944,235

	Total Investment Securities (Cost $522,876,159) — 122.5%	522,871,672
	Liabilities in excess of other assets — (22.5%)	(96,123,454)
	Net Assets — 100.0%	$426,748,218

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $86,545,243.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,487)
Net unrealized depreciation	$(4,487)
Federal income tax cost of investments	$522,876,159

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	337	09/18/15	$38,997,640	$2,229,395

Cash collateral in the amount of $1,718,700 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(33,791,858)	11/07/16	Bank of America, N.A.	0.56%	Russell 2000® Index	$(8,689,352)
(8,179,393)	04/06/16	Citibank, N.A.	0.55%	Russell 2000® Index	347,063
(8,447,389)	11/06/15	Credit Suisse International	0.61%	Russell 2000® Index	(7,515,794)
(2,207,428)	11/06/15	Deutsche Bank AG	0.85%	Russell 2000® Index	(382,035)
(552,050)	11/06/15	Deutsche Bank AG	0.85%	iShares® Russell 2000 ETF	(32,173)
(128,373,386)	12/07/15	Goldman Sachs International	0.45%	Russell 2000® Index	(1,667,618)
(18,951,234)	11/06/15	Morgan Stanley & Co. International PLC	0.51%	Russell 2000® Index	(1,267,068)
(869,801)	11/06/15	Morgan Stanley & Co. International PLC	0.71%	iShares® Russell 2000 ETF	(583,276)
(6,230,401)	11/06/15	Societe Generale	0.51%	Russell 2000® Index	(1,509,199)
(180,136,726)	11/07/16	UBS AG	0.41%	Russell 2000® Index	4,045,094
$(387,739,666)					$(17,254,358)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 38.8%
	U.S. Treasury Bill
$6,000,000	0.00%, due 10/15/15	$5,999,296
	Total U.S. Government & Agency Security (Cost $5,999,296)	5,999,296

	Repurchase Agreements (a)(b) — 67.9%
10,478,731	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $10,478,768	10,478,731
	Total Repurchase Agreements (Cost $10,478,731)	10,478,731

	Total Investment Securities (Cost $16,478,027) † — 106.7%	16,478,027
	Liabilities in excess of other assets — (6.7%)	(1,038,588)
	Net Assets — 100.0%	$15,439,439

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,061,013.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(4,630,938)	11/06/15	Bank of America, N.A.	(0.04)%	S&P SmallCap 600®	$(507,852)
(2,917,378)	02/08/16	Citibank, N.A.	0.05%	S&P SmallCap 600®	(39,976)
(1,298,350)	11/06/15	Credit Suisse International	0.26%	S&P SmallCap 600®	(172,121)
(3,789,650)	11/06/15	Deutsche Bank AG	0.65%	S&P SmallCap 600®	(31,486)
(1,478,860)	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P SmallCap 600®	(119,220)
(1,315,162)	11/06/15	Societe Generale	0.41%	S&P SmallCap 600®	(136,621)
$(15,430,338)					$(1,007,276)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.2%
	U.S. Treasury Bills
$85,000,000	0.00%, due 09/03/15	$84,999,936
100,000,000	0.00%, due 09/10/15	99,999,438
180,000,000	0.00%, due 09/17/15	179,995,200
60,000,000	0.00%, due 09/24/15	59,999,387
240,000,000	0.00%, due 10/15/15	239,972,378
20,000,000	0.00%, due 10/22/15	19,999,122
130,000,000	0.00%, due 11/12/15	130,000,259
50,000,000	0.00%, due 12/03/15	49,995,800
50,000,000	0.00%, due 01/14/16	49,972,350
100,000,000	0.00%, due 01/21/16	99,942,800
	Total U.S. Government & Agency Securities (Cost $1,014,846,811)	1,014,876,670

	Repurchase Agreements (a)(b) — 26.1%
339,535,219	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $339,536,415	339,535,219
	Total Repurchase Agreements (Cost $339,535,219)	339,535,219

	Total Investment Securities (Cost $1,354,382,030) — 104.3%	1,354,411,889
	Liabilities in excess of other assets — (4.3%)	(55,513,617)
	Net Assets — 100.0%	$1,298,898,272

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $288,035,166.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,634
Aggregate gross unrealized depreciation	(7,775)
Net unrealized appreciation	$29,859
Federal income tax cost of investments	$1,354,382,030

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,358	09/18/15	$330,469,175	$15,269,028

Cash collateral in the amount of $16,991,480 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(132,143,112)	11/07/16	Bank of America, N.A.	(0.29)%	S&P 500®	$(8,277,697)
(560,182,332)	02/08/16	Citibank, N.A.	(0.35)%	S&P 500®	13,210,869
(366,450,773)	11/06/15	Credit Suisse International	(0.34)%	S&P 500®	(7,058,005)
(61,022,733)	11/06/15	Deutsche Bank AG	(0.20)%	S&P 500®	(10,663,309)
(6,130,915)	01/06/16	Deutsche Bank AG	(0.08)%	SPDR® S&P 500® ETF Trust	(572,893)
(170,809,445)	01/06/16	Goldman Sachs International	(0.30)%	S&P 500®	(389,099)
(585,516)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	1,880
(484,346,724)	01/06/17	Morgan Stanley & Co. International PLC	(0.39)%	S&P 500®	27,709,067
(114,624,956)	11/06/15	Societe Generale	(0.29)%	S&P 500®	(68,074,051)
(371,069,086)	11/07/16	UBS AG	(0.34)%	S&P 500®	(3,993,248)
$(2,267,365,592)					$(58,106,486)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.0%
	U.S. Treasury Bills
$100,000,000	0.00%, due 10/01/15	$99,998,958
35,000,000	0.00%, due 10/15/15	34,995,893
70,000,000	0.00%, due 10/22/15	69,997,719
80,000,000	0.00%, due 01/07/16	79,965,121
	Total U.S. Government & Agency Securities (Cost $284,957,371)	284,957,691

	Repurchase Agreements (a)(b) — 29.8%
103,746,518	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $103,746,883	103,746,518
	Total Repurchase Agreements (Cost $103,746,518)	103,746,518

	Total Investment Securities (Cost $388,703,889) — 111.8%	388,704,209
	Liabilities in excess of other assets — (11.8%)	(41,033,606)
	Net Assets — 100.0%	$347,670,603

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $110,689,710.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$320
Federal income tax cost of investments	$388,703,889

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	502	09/18/15	$42,875,820	$2,079,690

Cash collateral in the amount of $2,208,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(45,354,121)	11/07/16	Bank of America, N.A.	(0.34)%	NASDAQ-100 Index®	$(6,743,920)
(100,091,009)	04/06/16	Citibank, N.A.	(0.40)%	NASDAQ-100 Index®	2,759,529
(28,703,305)	11/06/15	Credit Suisse International	(0.29)%	NASDAQ-100 Index®	(9,350,584)
(76,998,198)	11/06/15	Deutsche Bank AG	(0.30)%	NASDAQ-100 Index®	(1,296,904)
(2,931,192)	11/06/15	Deutsche Bank AG	(0.10)%	PowerShares QQQ TrustSM, Series 1	(458,022)
(199,098,034)	01/06/16	Goldman Sachs International	(0.35)%	NASDAQ-100 Index®	(8,737,797)
(350,452)	11/07/16	Goldman Sachs International	(0.15)%	PowerShares QQQ TrustSM, Series 1	(59,935)
(36,914,180)	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	NASDAQ-100 Index®	162,942
(366,571)	11/06/15	Morgan Stanley & Co. International PLC	0.01%	PowerShares QQQ TrustSM, Series 1	(242,076)
(139,669,935)	11/06/15	Societe Generale	(0.39)%	NASDAQ-100 Index®	(33,891,504)
(21,997,855)	11/07/16	UBS AG	(0.29)%	NASDAQ-100 Index®	(685,821)
$(652,474,852)					$(58,544,092)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.2%
	U.S. Treasury Bills
$50,000,000	0.00%, due 10/15/15	$49,993,889
30,000,000	0.00%, due 10/22/15	29,998,683
20,000,000	0.00%, due 11/05/15	19,999,720
20,000,000	0.00%, due 11/12/15	20,000,040
47,000,000	0.00%, due 11/27/15	47,000,470
	Total U.S. Government & Agency Securities (Cost $166,985,372)	166,992,802

	Repurchase Agreements (a)(b) — 32.0%
80,700,567	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $80,700,850	80,700,567
	Total Repurchase Agreements (Cost $80,700,567)	80,700,567

	Total Investment Securities (Cost $247,685,939) — 98.2%	247,693,369
	Other assets less liabilities — 1.8%	4,416,191
	Net Assets — 100.0%	$252,109,560

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $59,610,499.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,529
Aggregate gross unrealized depreciation	(99)
Net unrealized appreciation	$7,430
Federal income tax cost of investments	$247,685,939

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	475	09/18/15	$39,189,875	$1,179,039

Cash collateral in the amount of $2,037,750 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(81,823,202)	11/07/16	Bank of America, N.A.	(0.34)%	Dow Jones Industrial AverageSM	$1,208,283
(47,367,178)	04/06/16	Citibank, N.A.	(0.30)%	Dow Jones Industrial AverageSM	3,591,297
(27,988,273)	11/06/15	Credit Suisse International	(0.29)%	Dow Jones Industrial AverageSM	(4,932,622)
(53,994,170)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones Industrial AverageSM	(8,160,067)
(861,148)	11/06/15	Deutsche Bank AG	0.10%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(83,658)
(158,744,911)	12/07/15	Goldman Sachs International	(0.45)%	Dow Jones Industrial AverageSM	7,952,858
(1,165,923)	12/07/15	Goldman Sachs International	(0.27)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	49,787
(58,852,854)	11/06/15	Societe Generale	(0.39)%	Dow Jones Industrial AverageSM	(6,387,343)
(34,256,103)	11/07/16	UBS AG	(0.29)%	Dow Jones Industrial AverageSM	(118,263)
$(465,053,762)					$(6,879,728)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.6%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/01/15	$2,999,975
	Total U.S. Government & Agency Security (Cost $2,999,975)	2,999,975

	Repurchase Agreements (a)(b) — 82.0%
6,907,910	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $6,907,935	6,907,910
	Total Repurchase Agreements (Cost $6,907,910)	6,907,910

	Total Investment Securities (Cost $9,907,885) † — 117.6%	9,907,885
	Liabilities in excess of other assets — (17.6%)	(1,481,630)
	Net Assets — 100.0%	$8,426,255

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,242,009.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	10	09/18/15	$1,414,100	$88,977

Cash collateral in the amount of $73,700 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,522,318)	11/07/16	Bank of America, N.A.	(0.09)%	S&P MidCap 400®	$19,005
(4,829,260)	02/08/16	Citibank, N.A.	(0.15)%	S&P MidCap 400®	12,353
(3,057,276)	11/06/15	Credit Suisse International	(0.19)%	S&P MidCap 400®	(859,471)
(1,948,535)	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(188,461)
(42,970)	01/06/16	Deutsche Bank AG	0.35%	SPDR® S&P MidCap 400® ETF Trust	(12,166)
(1,719,229)	11/06/15	Morgan Stanley & Co. International PLC	0.06%	S&P MidCap 400®	(353,541)
(1,314,430)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400®	(607,125)
$(15,434,018)					$(1,989,406)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.8%
	U.S. Treasury Bills
$25,000,000	0.00%, due 09/10/15	$24,999,906
25,000,000	0.00%, due 10/15/15	24,997,158
35,000,000	0.00%, due 10/22/15	34,999,285
65,000,000	0.00%, due 12/03/15	64,994,540
	Total U.S. Government & Agency Securities (Cost $149,979,558)	149,990,889

	Repurchase Agreements (a)(b) — 29.0%
51,955,051	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $51,955,234	51,955,051
	Total Repurchase Agreements (Cost $51,955,051)	51,955,051

	Total Investment Securities (Cost $201,934,609) — 112.8%	201,945,940
	Liabilities in excess of other assets — (12.8%)	(22,860,731)
	Net Assets — 100.0%	$179,085,209

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $25,225,930.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,331
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$11,331
Federal income tax cost of investments	$201,934,609

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	98	09/18/15	$11,340,560	$1,054,531

Cash collateral in the amount of $499,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(96,812,976)	11/07/16	Bank of America, N.A.	0.56%	Russell 2000® Index	$(10,302,876)
(28,083,334)	04/06/16	Citibank, N.A.	0.55%	Russell 2000® Index	2,439,223
(1,159,375)	11/06/15	Credit Suisse International	0.61%	Russell 2000® Index	2,192
(5,085,253)	11/06/15	Deutsche Bank AG	0.85%	Russell 2000® Index	18,245
(866,264)	11/06/15	Deutsche Bank AG	0.85%	iShares® Russell 2000 ETF	(71,246)
(1,296,645)	12/07/15	Goldman Sachs International	0.45%	Russell 2000® Index	5,174
(53,941,014)	11/07/16	Morgan Stanley & Co. International PLC	0.51%	Russell 2000® Index	5,045,404
(1,004,849)	11/06/15	Morgan Stanley & Co. International PLC	0.71%	iShares® Russell 2000 ETF	(931,042)
(5,096,671)	11/06/15	Societe Generale	0.51%	Russell 2000® Index	(7,608,754)
(153,493,605)	11/07/16	UBS AG	0.41%	Russell 2000® Index	4,046,726
$(346,839,986)					$(7,356,954)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 29.0%
	U.S. Treasury Bill
$1,390,000	0.00%, due 01/21/16	$1,389,205
	Total U.S. Government & Agency Security (Cost $1,389,137)	1,389,205

	Repurchase Agreements (a)(b) — 74.2%
3,555,773	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,555,786	3,555,773
	Total Repurchase Agreements (Cost $3,555,773)	3,555,773

	Total Investment Securities (Cost $4,944,910) — 103.2%	4,944,978
	Liabilities in excess of other assets — (3.2%)	(153,893)
	Net Assets — 100.0%	$4,791,085

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $749,527.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$68
Federal income tax cost of investments	$4,944,910

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,444,344)	11/06/15	Bank of America, N.A.	(0.04)%	S&P SmallCap 600®	$(464,025)
(1,347,063)	11/06/15	Credit Suisse International	0.26%	S&P SmallCap 600®	(158,248)
(3,295,782)	11/06/15	Deutsche Bank AG	0.65%	S&P SmallCap 600®	(112,020)
(111,878)	11/06/15	Deutsche Bank AG	0.65%	iShares® Core S&P Small-Cap ETF	14,457
(1,422,437)	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P SmallCap 600®	(196,323)
(961,085)	11/06/15	Societe Generale	0.41%	S&P SmallCap 600®	(117,778)
$(9,582,589)					$(1,033,937)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.7%
	U.S. Treasury Bills
$77,436,000	0.00%, due 09/17/15	$77,433,557
10,000,000	0.00%, due 10/08/15	9,999,589
30,000,000	0.00%, due 11/05/15	29,999,580
165,000,000	0.00%, due 11/12/15	165,000,330
50,000,000	0.00%, due 01/07/16	49,978,200
40,000,000	0.00%, due 01/21/16	39,977,120
	Total U.S. Government & Agency Securities (Cost $372,358,131)	372,388,376

	Repurchase Agreements (a)(b) — 15.5%
73,589,645	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $73,589,902	73,589,645
	Total Repurchase Agreements (Cost $73,589,645)	73,589,645

	Total Investment Securities (Cost $445,947,776) — 94.2%	445,978,021
	Other assets less liabilities — 5.8%	27,691,589
	Net Assets — 100.0%	$473,669,610

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $175,495,811.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,177
Aggregate gross unrealized depreciation	(5,932)
Net unrealized appreciation	$30,245
Federal income tax cost of investments	$445,947,776

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	744	09/18/15	$73,218,900	$5,119,575

Cash collateral in the amount of $3,764,640 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(73,872,147)	11/07/16	Bank of America, N.A.	(0.29)%	S&P 500®	$1,907,099
(314,374,329)	02/08/16	Citibank, N.A.	(0.35)%	S&P 500®	14,556,006
(220,516,590)	11/06/15	Credit Suisse International	(0.34)%	S&P 500®	(4,747,510)
(42,326,530)	11/06/15	Deutsche Bank AG	(0.20)%	S&P 500®	(10,811,510)
(248,251)	01/06/16	Deutsche Bank AG	(0.08)%	SPDR® S&P 500® ETF Trust	(21,975)
(113,693,008)	01/06/16	Goldman Sachs International	(0.30)%	S&P 500®	(3,551,465)
(653,940)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	2,100
(300,168,758)	01/06/17	Morgan Stanley & Co. International PLC	(0.39)%	S&P 500®	15,222,426
(100,501,279)	11/06/15	Societe Generale	(0.29)%	S&P 500®	(18,972,705)
(181,472,990)	11/07/16	UBS AG	(0.34)%	S&P 500®	(2,060,724)
$(1,347,827,822)					$(8,478,258)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.1%
	U.S. Treasury Bills
$55,000,000	0.00%, due 10/01/15	$54,999,265
60,000,000	0.00%, due 10/08/15	59,998,273
45,000,000	0.00%, due 10/15/15	44,994,705
50,000,000	0.00%, due 11/27/15	50,000,500
60,000,000	0.00%, due 01/14/16	59,966,820
	Total U.S. Government & Agency Securities (Cost $269,965,735)	269,959,563

	Repurchase Agreements (a)(b) — 24.3%
75,440,055	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $75,440,320	75,440,055
	Total Repurchase Agreements (Cost $75,440,055)	75,440,055

	Total Investment Securities (Cost $345,405,790) — 111.4%	345,399,618
	Liabilities in excess of other assets — (11.4%)	(35,219,006)
	Net Assets — 100.0%	$310,180,612

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $147,322,053.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,158
Aggregate gross unrealized depreciation	(9,330)
Net unrealized appreciation	$(6,172)
Federal income tax cost of investments	$345,405,790

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	417	09/18/15	$35,615,970	$2,012,961

Cash collateral in the amount of $1,834,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(121,290,879)	11/07/16	Bank of America, N.A.	(0.34)%	NASDAQ-100 Index®	$(5,965,010)
(278,172,100)	04/06/16	Citibank, N.A.	(0.40)%	NASDAQ-100 Index®	22,319,100
(8,222,462)	11/06/15	Credit Suisse International	(0.29)%	NASDAQ-100 Index®	(1,624,037)
(203,753,362)	11/06/15	Deutsche Bank AG	(0.30)%	NASDAQ-100 Index®	(10,147,999)
(3,910,036)	11/06/15	Deutsche Bank AG	(0.10)%	PowerShares QQQ TrustSM, Series 1	(760,918)
(101,042,620)	01/06/16	Goldman Sachs International	(0.35)%	NASDAQ-100 Index®	(13,089,038)
(66,705)	12/07/15	Goldman Sachs International	(0.15)%	PowerShares QQQ TrustSM, Series 1	(19,404)
(5,826,411)	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	NASDAQ-100 Index®	(1,008,527)
(1,096,395)	11/06/15	Morgan Stanley & Co. International PLC	0.01%	PowerShares QQQ TrustSM, Series 1	(728,940)
(148,284,843)	11/06/15	Societe Generale	(0.39)%	NASDAQ-100 Index®	(42,974,643)
(23,284,272)	11/07/16	UBS AG	(0.29)%	NASDAQ-100 Index®	(3,443,419)
$(894,950,085)					$(57,442,835)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.2%
	U.S. Treasury Bills
$55,000,000	0.00%, due 10/15/15	$54,993,513
20,000,000	0.00%, due 11/12/15	20,000,040
20,000,000	0.00%, due 01/07/16	19,991,280
	Total U.S. Government & Agency Securities (Cost $94,978,602)	94,984,833

	Repurchase Agreements (a)(b) — 30.4%
39,902,518	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $39,902,658	39,902,518
	Total Repurchase Agreements (Cost $39,902,518)	39,902,518

	Total Investment Securities (Cost $134,881,120) — 102.6%	134,887,351
	Liabilities in excess of other assets — (2.6%)	(3,455,295)
	Net Assets — 100.0%	$131,432,056

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $27,804,566.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,231
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,231
Federal income tax cost of investments	$134,881,120

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	214	09/18/15	$17,656,070	$1,135,958

Cash collateral in the amount of $918,060 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(30,381,904)	11/07/16	Bank of America, N.A.	(0.34)%	Dow Jones Industrial AverageSM	$4,157,266
(24,429,804)	04/06/16	Citibank, N.A.	(0.30)%	Dow Jones Industrial AverageSM	2,923,139
(313,071)	11/06/15	Credit Suisse International	(0.29)%	Dow Jones Industrial AverageSM	(234,012)
(2,728,818)	11/06/15	Deutsche Bank AG	0.10%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(194,941)
(1,738,959)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones Industrial AverageSM	(79,131)
(4,066,862)	12/07/15	Goldman Sachs International	(0.27)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	173,662
(10,241)	12/07/15	Goldman Sachs International	(0.45)%	Dow Jones Industrial AverageSM	(61,330)
(144,591,542)	11/07/16	Morgan Stanley & Co. International PLC	(0.24)%	Dow Jones Industrial AverageSM	1,193,455
(112,386,777)	11/06/15	Societe Generale	(0.39)%	Dow Jones Industrial AverageSM	(21,676,914)
(56,008,832)	11/07/16	UBS AG	(0.29)%	Dow Jones Industrial AverageSM	710,784
$(376,656,810)					$(13,088,022)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.6%
	U.S. Treasury Bills
$2,000,000	0.00%, due 10/01/15	$1,999,983
400,000	0.00%, due 10/15/15	399,955
1,000,000	0.00%, due 10/22/15	999,972
	Total U.S. Government & Agency Securities (Cost $3,399,910)	3,399,910

	Repurchase Agreements (a)(b) — 48.6%
2,918,318	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,918,329	2,918,318
	Total Repurchase Agreements (Cost $2,918,318)	2,918,318

	Total Investment Securities (Cost $6,318,228) † — 105.2%	6,318,228
	Liabilities in excess of other assets — (5.2%)	(311,263)
	Net Assets — 100.0%	$6,006,965

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $941,996.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	9	09/18/15	$1,272,690	$64,165

Cash collateral in the amount of $66,330 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,638,151)	11/06/15	Bank of America, N.A.	(0.09)%	S&P MidCap 400®	$(152,576)
(2,205,799)	02/08/16	Citibank, N.A.	(0.15)%	S&P MidCap 400®	(204,223)
(124,381)	11/06/15	Credit Suisse International	(0.19)%	S&P MidCap 400®	14,383
(149,645)	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(14,766)
(127,745)	12/07/15	Goldman Sachs International	0.15%	SPDR® S&P MidCap 400® ETF Trust	(233)
(6,523,233)	11/07/16	Morgan Stanley & Co. International PLC	0.06%	S&P MidCap 400®	341,274
(4,975,677)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400®	(666,864)
$(16,744,631)					$(683,005)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 84.9%
	U.S. Treasury Bills
$10,000,000	0.00%, due 10/15/15	$9,998,827
19,000,000	0.00%, due 11/05/15	18,999,734
20,000,000	0.00%, due 11/27/15	20,000,200
	Total U.S. Government & Agency Securities (Cost $48,997,952)	48,998,761

	Repurchase Agreements (a)(b) — 39.3%
22,659,727	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $22,659,808	22,659,727
	Total Repurchase Agreements (Cost $22,659,727)	22,659,727

	Total Investment Securities (Cost $71,657,679) — 124.2%	71,658,488
	Liabilities in excess of other assets — (24.2%)	(13,944,996)
	Net Assets — 100.0%	$57,713,492

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $13,542,861.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$809
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$809
Federal income tax cost of investments	$71,657,679

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	29	09/18/15	$3,355,880	$214,533

Cash collateral in the amount of $147,900 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(19,046,860)	11/07/16	Bank of America, N.A.	0.56%	Russell 2000® Index	$(3,493,220)
(9,706,995)	04/06/16	Citibank, N.A.	0.55%	Russell 2000® Index	1,663,078
(60,332)	11/06/15	Credit Suisse International	0.61%	Russell 2000® Index	(50,908)
(1,017,489)	11/06/15	Deutsche Bank AG	0.85%	iShares® Russell 2000 ETF	(158,531)
(178,877)	11/06/15	Deutsche Bank AG	0.85%	Russell 2000® Index	54,876
(43,717)	12/07/15	Goldman Sachs International	0.45%	Russell 2000® Index	(25,463)
(78,109,493)	01/06/17	Morgan Stanley & Co. International PLC	0.51%	Russell 2000® Index	(3,252,710)
(402,083)	11/06/15	Morgan Stanley & Co. International PLC	0.71%	iShares® Russell 2000 ETF	(1,048,796)
(18,961,581)	11/06/15	Societe Generale	0.51%	Russell 2000® Index	(1,832,996)
(42,262,635)	11/07/16	UBS AG	0.41%	Russell 2000® Index	(1,160,097)
$(169,790,062)					$(9,304,767)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 55.7%
	U.S. Treasury Bill
$800,000	0.00%, due 10/15/15	$799,906
	Total U.S. Government & Agency Security (Cost $799,906)	799,906

	Repurchase Agreements (a)(b) — 42.7%
613,921	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $613,922	613,921
	Total Repurchase Agreements (Cost $613,921)	613,921

	Total Investment Securities (Cost $1,413,827) † — 98.4%	1,413,827
	Other assets less liabilities — 1.6%	22,943
	Net Assets — 100.0%	$1,436,770

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $304,002.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(365,412)	11/06/15	Bank of America, N.A.	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	$16,268
(189,353)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	31,294
(198,372)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. Basic MaterialsSM Index	4,197
(298,757)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Basic MaterialsSM Index	220
(205,825)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Basic MaterialsSM Index	(3,452)
(177,992)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	(5,830)
$(1,435,711)					$42,697

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 60.2%
	U.S. Treasury Bill
$12,270,000	0.00%, due 09/17/15	$12,269,631
	Total U.S. Government & Agency Security (Cost $12,269,631)	12,269,631

	Repurchase Agreements (a)(b) — 56.8%
11,570,304	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $11,570,346	11,570,304
	Total Repurchase Agreements (Cost $11,570,304)	11,570,304

	Total Investment Securities (Cost $23,839,935) † — 117.0%	23,839,935
	Liabilities in excess of other assets — (17.0%)	(3,455,244)
	Net Assets — 100.0%	$20,384,691

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $4,465,990.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(4,165,303)	11/06/15	Bank of America, N.A.	(0.19)%	Dow Jones U.S. FinancialsSM Index	$(677,785)
(4,253,246)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. FinancialsSM Index	(721,420)
(1,008,386)	11/06/15	Deutsche Bank AG	0.40%	Dow Jones U.S. FinancialsSM Index	(60,235)
(896,768)	12/07/15	Goldman Sachs International	(0.40)%	Dow Jones U.S. FinancialsSM Index	(47,479)
(2,606,353)	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	Dow Jones U.S. FinancialsSM Index	(498,433)
(5,088,769)	11/06/15	Societe Generale	(0.04)%	Dow Jones U.S. FinancialsSM Index	(1,098,573)
(2,342,665)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. FinancialsSM Index	(313,348)
$(20,361,490)					$(3,417,273)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 83.0%
$4,288,536	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $4,288,551	$4,288,536
	Total Repurchase Agreements (Cost $4,288,536)	4,288,536

	Total Investment Securities (Cost $4,288,536) † — 83.0%	4,288,536
	Other assets less liabilities — 17.0%	880,298
	Net Assets — 100.0%	$5,168,834

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,522,607)	11/06/15	Bank of America, N.A.	0.01%	Dow Jones U.S. Oil & GasSM Index	$649
(1,438,952)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Oil & GasSM Index	104,070
(374,043)	11/06/15	Deutsche Bank AG	(0.05)%	Dow Jones U.S. Oil & GasSM Index	40,127
(844,204)	12/07/15	Goldman Sachs International	(0.30)%	Dow Jones U.S. Oil & GasSM Index	197,425
(534,764)	11/06/15	Morgan Stanley & Co. International PLC	(0.09)%	Dow Jones U.S. Oil & GasSM Index	105,553
(150,815)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Oil & GasSM Index	(2,253)
(294,056)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Oil & GasSM Index	80,671
$(5,159,441)					$526,242

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 73.1%
	U.S. Treasury Bill
$25,000,000	0.00%, due 09/10/15	$24,999,938
	Total U.S. Government & Agency Security (Cost $24,999,938)	24,999,938

	Repurchase Agreements (a)(b) — 30.9%
10,546,719	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $10,546,756	10,546,719
	Total Repurchase Agreements (Cost $10,546,719)	10,546,719

	Total Investment Securities (Cost $35,546,657) † — 104.0%	35,546,657
	Liabilities in excess of other assets — (4.0%)	(1,364,230)
	Net Assets — 100.0%	$34,182,427

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $4,887,981.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(17,839,089)	11/07/16	Bank of America, N.A.	(0.24)%	Dow Jones U.S. Real EstateSM Index	$(488,372)
(9,793,295)	12/07/15	Credit Suisse International	(0.19)%	Dow Jones U.S. Real EstateSM Index	777,633
(3,294,420)	11/06/15	Deutsche Bank AG	0.45%	Dow Jones U.S. Real EstateSM Index	(68,240)
(478,553)	11/06/15	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. Real EstateSM Index	(53,195)
(1,801,733)	11/06/15	Societe Generale	0.01%	Dow Jones U.S. Real EstateSM Index	(1,794,744)
(921,042)	12/07/15	UBS AG	0.06%	Dow Jones U.S. Real EstateSM Index	(15,750)
$(34,128,132)					$(1,642,668)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short S&P Regional Banking

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 90.7%
$1,147,096	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $1,147,100	$1,147,096
	Total Repurchase Agreements (Cost $1,147,096)	1,147,096

	Total Investment Securities (Cost $1,147,096) † — 90.7%	1,147,096
	Other assets less liabilities — 9.3%	117,456
	Net Assets — 100.0%	$1,264,552

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short S&P Regional Banking had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(221,775)	11/07/16	Bank of America, N.A.	0.16%	S&P Regional Banks Select Industry Index	$(8,699)
(144,574)	11/07/16	Deutsche Bank AG	0.55%	S&P Regional Banks Select Industry Index	1,696
(193,062)	11/07/16	Morgan Stanley & Co. International PLC	0.46%	S&P Regional Banks Select Industry Index	2,910
(630,031)	11/07/16	Societe Generale	0.06%	S&P Regional Banks Select Industry Index	6,034
(74,445)	11/07/16	UBS AG	(0.04)%	S&P Regional Banks Select Industry Index	(7,756)
$(1,263,887)					$(5,815)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 37.9%
	U.S. Treasury Bill
$9,000,000	0.00%, due 10/15/15	$8,998,938
	Total U.S. Government & Agency Security (Cost $8,998,938)	8,998,938

	Repurchase Agreements (a)(b) — 63.9%
15,168,802	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $15,168,855	15,168,802
	Total Repurchase Agreements (Cost $15,168,802)	15,168,802

	Total Investment Securities (Cost $24,167,740) † — 101.8%	24,167,740
	Liabilities in excess of other assets — (1.8%)	(416,805)
	Net Assets — 100.0%	$23,750,935

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $8,845,054.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(20,239,559)	11/07/16	Bank of America, N.A.	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	$(1,414,950)
(7,581,401)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	1,400,194
(4,748,112)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. Basic MaterialsSM Index	(855,906)
(1,266,216)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Basic MaterialsSM Index	(306,249)
(1,031,724)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Basic MaterialsSM Index	41,451
(12,547,560)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	(474,121)
$(47,414,572)					$(1,609,581)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.2%
	U.S. Treasury Bills
$10,000,000	0.00%, due 10/15/15	$9,998,815
75,000,000	0.00%, due 10/22/15	74,998,725
1,000,000	0.00%, due 11/12/15	1,000,002
30,000,000	0.00%, due 12/03/15	29,997,480
	Total U.S. Government & Agency Securities (Cost $115,994,213)	115,995,022

	Repurchase Agreements (a)(b) — 49.6%
74,527,342	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $74,527,606	74,527,342
	Total Repurchase Agreements (Cost $74,527,342)	74,527,342

	Total Investment Securities (Cost $190,521,555) — 126.8%	190,522,364
	Liabilities in excess of other assets — (26.8%)	(40,276,153)
	Net Assets — 100.0%	$150,246,211

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $54,864,102.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$809
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$809
Federal income tax cost of investments	$190,521,555

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(86,400,278)	03/07/16	Bank of America, N.A.	0.21%	NASDAQ Biotechnology Index®	$(16,329,837)
(16,243)	11/06/15	Bank of America, N.A.	0.59%	iShares® Nasdaq Biotechnology ETF	(5,832)
(33,962)	12/07/15	Citibank, N.A.	0.85%	NASDAQ Biotechnology Index®	(5,127)
(1,044,888)	12/07/15	Credit Suisse International	0.51%	NASDAQ Biotechnology Index®	210,384
(21,919,394)	11/06/15	Deutsche Bank AG	0.65%	NASDAQ Biotechnology Index®	(5,353,437)
(143,048)	11/06/15	Morgan Stanley & Co. International PLC	0.51%	NASDAQ Biotechnology Index®	(51,564)
(64,184)	11/06/15	Morgan Stanley & Co. International PLC	1.31%	iShares® Nasdaq Biotechnology ETF	(22,561)
(108,123,161)	11/06/15	Societe Generale	0.36%	NASDAQ Biotechnology Index®	(19,025,203)
(82,753,444)	12/07/15	UBS AG	0.31%	NASDAQ Biotechnology Index®	208,013
$(300,498,602)					$(40,375,164)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 89.6%
$2,587,727	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,587,737	$2,587,727
	Total Repurchase Agreements (Cost $2,587,727)	2,587,727

	Total Investment Securities (Cost $2,587,727) † — 89.6%	2,587,727
	Other assets less liabilities — 10.4%	301,411
	Net Assets — 100.0%	$2,889,138

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,477,336)	03/07/16	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Consumer GoodsSM Index	$(92,982)
(12,252)	11/06/15	Bank of America, N.A.	0.32%	iShares® U.S. Consumer Goods ETF	(1,343)
(7,828)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Consumer GoodsSM Index	(1,714)
(406,174)	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Consumer GoodsSM Index	(100,044)
(885,876)	11/06/15	Morgan Stanley & Co. International PLC	0.16%	Dow Jones U.S. Consumer GoodsSM Index	(118,866)
(14,474)	11/06/15	Morgan Stanley & Co. International PLC	0.66%	iShares® U.S. Consumer Goods ETF	(1,664)
(177,510)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Consumer GoodsSM Index	(143,315)
(1,790,779)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Consumer GoodsSM Index	(13,582)
$(5,772,229)					$(473,510)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 97.3%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,999,526
	Total U.S. Government & Agency Security (Cost $3,999,526)	3,999,526

	Repurchase Agreements (a)(b) — 71.0%
2,918,553	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,918,564	2,918,553
	Total Repurchase Agreements (Cost $2,918,553)	2,918,553

	Total Investment Securities (Cost $6,918,079) † — 168.3%	6,918,079
	Liabilities in excess of other assets — (68.3%)	(2,807,762)
	Net Assets — 100.0%	$4,110,317

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,702,016.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,303,760)	03/07/16	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Consumer ServicesSM Index	$(350,252)
(16,622)	11/06/15	Bank of America, N.A.	0.32%	iShares® U.S. Consumer Services ETF	(2,883)
(120,775)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Consumer ServicesSM Index	(27,789)
(1,198,755)	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Consumer ServicesSM Index	(740,903)
(1,142,147)	11/06/15	Morgan Stanley & Co. International PLC	0.31%	Dow Jones U.S. Consumer ServicesSM Index	(627,739)
(8,131)	11/06/15	Morgan Stanley & Co. International PLC	0.81%	iShares® U.S. Consumer Services ETF	(1,468)
(3,027,954)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Consumer ServicesSM Index	(734,561)
(1,390,957)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Consumer ServicesSM Index	(295,889)
$(8,209,101)					$(2,781,484)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.9%
	U.S. Treasury Bills
$31,000,000	0.00%, due 10/15/15	$30,996,363
15,000,000	0.00%, due 11/27/15	15,000,149
	Total U.S. Government & Agency Securities (Cost $45,995,963)	45,996,512

	Repurchase Agreements (a)(b) — 32.7%
18,183,794	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $18,183,859	18,183,794
	Total Repurchase Agreements (Cost $18,183,794)	18,183,794

	Total Investment Securities (Cost $64,179,757) — 115.6%	64,180,306
	Liabilities in excess of other assets — (15.6%)	(8,644,400)
	Net Assets — 100.0%	$55,535,906

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $25,699,959.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$549
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$549
Federal income tax cost of investments	$64,179,757

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(15,634,605)	03/07/16	Bank of America, N.A.	(0.19)%	Dow Jones U.S. FinancialsSM Index	$(506,330)
(21,188,660)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. FinancialsSM Index	(362,720)
(7,448,949)	11/06/15	Deutsche Bank AG	0.40%	Dow Jones U.S. FinancialsSM Index	(872,742)
(37,224,398)	12/07/15	Goldman Sachs International	(0.40)%	Dow Jones U.S. FinancialsSM Index	(10,015)
(10,231,257)	01/06/16	Morgan Stanley & Co. International PLC	(0.04)%	Dow Jones U.S. FinancialsSM Index	(354,987)
(14,398,120)	11/06/15	Societe Generale	(0.04)%	Dow Jones U.S. FinancialsSM Index	(4,876,148)
(4,855,925)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. FinancialsSM Index	(1,597,662)
$(110,981,914)					$(8,580,604)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 136.2%
$2,273,932	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,273,941	$2,273,932
	Total Repurchase Agreements (Cost $2,273,932)	2,273,932

	Total Investment Securities (Cost $2,273,932) † — 136.2%	2,273,932
	Liabilities in excess of other assets — (36.2%)	(604,212)
	Net Assets — 100.0%	$1,669,720

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements(2)

UltraShort Gold Miners had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(202,197)	01/06/17	Bank of America, N.A.	0.21%	Market Vectors Gold Miners ETF	$327,052
(1,385,720)	01/06/17	Deutsche Bank AG	0.00%	Market Vectors Gold Miners ETF	253,235
(1,666,437)	01/06/17	Morgan Stanley & Co. International PLC	0.11%	Market Vectors Gold Miners ETF	15,577
(83,928)	01/06/17	UBS AG	(0.04)%	Market Vectors Gold Miners ETF	833
$(3,338,282)					$596,697

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                   In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort Junior Miners

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a)— 0.2%
$4,625	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $4,625	$4,625
	Total Repurchase Agreements (Cost $4,625)	4,625

	Total Investment Securities (Cost $4,625) † — 0.2%	4,625
	Other assets less liabilities — 99.8%	2,341,472
	Net Assets — 100.0%	$2,346,097

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements(2)

UltraShort Junior Miners had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(325,430)	11/07/16	Bank of America, N.A.	0.31%	Market Vectors Junior Gold Miners ETF	$855,021
(2,273,128)	11/07/16	Deutsche Bank AG	0.25%	Market Vectors Junior Gold Miners ETF	355,844
(1,977,149)	11/07/16	Morgan Stanley & Co. International PLC	0.11%	Market Vectors Junior Gold Miners ETF	13,905
(118,036)	01/06/17	UBS AG	(0.04)%	Market Vectors Junior Gold Miners ETF	872
$(4,693,743)					$1,225,642

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                   In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.4%
	U.S. Treasury Bills
$2,000,000	0.00%, due 10/15/15	$1,999,763
100,000	0.00%, due 10/22/15	99,998
	Total U.S. Government & Agency Securities (Cost $2,099,761)	2,099,761

	Repurchase Agreements (a)(b) — 57.2%
1,808,400	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $1,808,405	1,808,400
	Total Repurchase Agreements (Cost $1,808,400)	1,808,400

	Total Investment Securities (Cost $3,908,161) † — 123.6%	3,908,161
	Liabilities in excess of other assets — (23.6%)	(746,846)
	Net Assets — 100.0%	$3,161,315

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,000,012.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(773,136)	11/06/15	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Health CareSM Index	$(563,126)
(7,823)	11/06/15	Bank of America, N.A.	0.32%	iShares® U.S. Healthcare ETF	(1,934)
(65,182)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Health CareSM Index	(3,987)
(1,838,024)	11/06/15	Deutsche Bank AG	(0.05)%	Dow Jones U.S. Health CareSM Index	(608,663)
(2,532,470)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Health CareSM Index	(563,242)
(9,862)	11/06/15	Morgan Stanley & Co. International PLC	0.61%	iShares® U.S. Healthcare ETF	(2,476)
(533,682)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Health CareSM Index	(154,332)
(564,055)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Health CareSM Index	(126,931)
$(6,324,234)					$(2,024,691)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Homebuilders & Supplies

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 75.9%
$1,452,954	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $1,452,958	$1,452,954
	Total Repurchase Agreements (Cost $1,452,954)	1,452,954

	Total Investment Securities (Cost $1,452,954) † — 75.9%	1,452,954
	Other assets less liabilities — 24.1%	462,034
	Net Assets — 100.0%	$1,914,988

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Homebuilders & Supplies had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(755,314)	11/07/16	Deutsche Bank AG	0.10%	Dow Jones U.S. Select Home Construction Index	$(409)
(958,653)	11/07/16	Morgan Stanley & Co. International PLC	0.16%	Dow Jones U.S. Select Home Construction Index	(48,543)
(2,116,634)	11/07/16	Societe Generale	0.06%	Dow Jones U.S. Select Home Construction Index	(32,693)
$(3,830,601)					$(81,645)

(1)                       Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 41.0%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,999,651
	Total U.S. Government & Agency Security (Cost $2,999,651)	2,999,651

	Repurchase Agreements (a)(b) — 82.5%
6,037,591	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $6,037,613	6,037,591
	Total Repurchase Agreements (Cost $6,037,591)	6,037,591

	Total Investment Securities (Cost $9,037,242) † — 123.5%	9,037,242
	Liabilities in excess of other assets — (23.5%)	(1,721,304)
	Net Assets — 100.0%	$7,315,938

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $1,915,012.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(4,470,984)	11/06/15	Bank of America, N.A.	(0.14)%	Dow Jones U.S. IndustrialsSM Index	$15,011
(5,845)	11/06/15	Bank of America, N.A.	0.32%	iShares® U.S. Industrials ETF	(1,710)
(31,384)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. IndustrialsSM Index	1,606
(2,661,200)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. IndustrialsSM Index	(797,187)
(17,489)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. IndustrialsSM Index	(12,555)
(5,511)	11/06/15	Morgan Stanley & Co. International PLC	0.06%	iShares® U.S. Industrials ETF	(1,642)
(7,240,887)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. IndustrialsSM Index	(846,199)
(197,697)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. IndustrialsSM Index	(50,580)
$(14,630,997)					$(1,693,256)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.9%
	U.S. Treasury Bills
$14,000,000	0.00%, due 09/10/15	$13,999,965
15,000,000	0.00%, due 10/15/15	14,998,222
5,610,000	0.00%, due 01/21/16	5,606,791
	Total U.S. Government & Agency Securities (Cost $34,604,701)	34,604,978

	Repurchase Agreements (a)(b) — 40.3%
17,901,286	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $17,901,348	17,901,286
	Total Repurchase Agreements (Cost $17,901,286)	17,901,286

	Total Investment Securities (Cost $52,505,987) — 118.2%	52,506,264
	Liabilities in excess of other assets — (18.2%)	(8,071,701)
	Net Assets — 100.0%	$44,434,563

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $6,344,949.

(b)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$277
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$277
Federal income tax cost of investments	$52,505,987

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(6,360,766)	11/07/16	Bank of America, N.A.	0.01%	Dow Jones U.S. Oil & GasSM Index	$(1,371,114)
(5,372)	11/06/15	Bank of America, N.A.	0.37%	iShares® U.S. Energy ETF	1,424
(297,334)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Oil & GasSM Index	87,912
(15,340,872)	11/06/15	Deutsche Bank AG	(0.05)%	Dow Jones U.S. Oil & GasSM Index	2,479,171
(2,514,595)	12/07/15	Goldman Sachs International	(0.30)%	Dow Jones U.S. Oil & GasSM Index	743,928
(49,949,912)	11/07/16	Morgan Stanley & Co. International PLC	(0.09)%	Dow Jones U.S. Oil & GasSM Index	(3,201,075)
(13,362)	11/07/16	Morgan Stanley & Co. International PLC	0.06%	iShares® U.S. Energy ETF	3,889
(10,124,145)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Oil & GasSM Index	(520,753)
(4,092,699)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Oil & GasSM Index	4,442,948
$(88,699,057)					$2,666,330

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas Exploration & Production

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 133.1%
$3,706,490	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,706,503	$3,706,490
	Total Repurchase Agreements (Cost $3,706,490)	3,706,490

	Total Investment Securities (Cost $3,706,490) † — 133.1%	3,706,490
	Liabilities in excess of other assets — (33.1%)	(920,918)
	Net Assets — 100.0%	$2,785,572

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas Exploration & Production had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(442,655)	01/06/17	Deutsche Bank AG	2.45%	S&P Oil & Gas Exploration & Production Select Industry Index	$(12,385)
(1,816,159)	11/07/16	Morgan Stanley & Co. International PLC	2.41%	S&P Oil & Gas Exploration & Production Select Industry Index	307,772
(3,004,462)	07/06/17	Societe Generale	1.66%	S&P Oil & Gas Exploration & Production Select Industry Index	267,797
(317,869)	01/06/17	UBS AG	2.81%	S&P Oil & Gas Exploration & Production Select Industry Index	(22,893)
$(5,581,145)					$540,291

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 84.6%
	U.S. Treasury Bill
$30,000,000	0.00%, due 10/15/15	$29,996,529
	Total U.S. Government & Agency Security (Cost $29,996,529)	29,996,529

	Repurchase Agreements (a)(b) — 36.9%
13,090,690	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $13,090,735	13,090,690
	Total Repurchase Agreements (Cost $13,090,690)	13,090,690

	Total Investment Securities (Cost $43,087,219) † — 121.5%	43,087,219
	Liabilities in excess of other assets — (21.5%)	(7,610,741)
	Net Assets — 100.0%	$35,476,478

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $11,039,067.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(39,488,988)	11/07/16	Bank of America, N.A.	(0.24)%	Dow Jones U.S. Real EstateSM Index	$(1,149,991)
(78,651)	11/06/15	Bank of America, N.A.	0.22%	iShares® U.S. Real Estate ETF	(20,514)
(566,338)	12/07/15	Credit Suisse International	(0.19)%	Dow Jones U.S. Real EstateSM Index	849
(2,572,827)	11/06/15	Deutsche Bank AG	0.45%	Dow Jones U.S. Real EstateSM Index	(572,374)
(1,052,446)	12/07/15	Goldman Sachs International	(0.30)%	Dow Jones U.S. Real EstateSM Index	(9,948)
(15,420,220)	01/06/16	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. Real EstateSM Index	556,710
(60,174)	11/06/15	Morgan Stanley & Co. International PLC	0.91%	iShares® U.S. Real Estate ETF	(10,318)
(7,687,897)	11/06/15	Societe Generale	0.01%	Dow Jones U.S. Real EstateSM Index	(6,202,715)
(3,940,935)	12/07/15	UBS AG	0.06%	Dow Jones U.S. Real EstateSM Index	(126,964)
$(70,868,476)					$(7,535,265)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 93.9%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,999,528
	Total U.S. Government & Agency Security (Cost $3,999,528)	3,999,528

	Repurchase Agreements (a)(b) — 37.5%
1,595,038	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $1,595,043	1,595,038
	Total Repurchase Agreements (Cost $1,595,038)	1,595,038

	Total Investment Securities (Cost $5,594,566) † — 131.4%	5,594,566
	Liabilities in excess of other assets — (31.4%)	(1,338,446)
	Net Assets — 100.0%	$4,256,120

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $1,508,009.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,967,849)	03/07/16	Bank of America, N.A.	(0.19)%	Dow Jones U.S. SemiconductorsSM Index	$(325,898)
(19,793)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. SemiconductorsSM Index	1,255
(2,536,781)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones U.S. SemiconductorsSM Index	59,317
(1,131,158)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. SemiconductorsSM Index	(509,077)
(1,386,962)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. SemiconductorsSM Index	(504,709)
(461,016)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. SemiconductorsSM Index	(36,518)
$(8,503,559)					$(1,315,630)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 40.3%
	U.S. Treasury Bill
$4,500,000	0.00%, due 10/15/15	$4,499,481
	Total U.S. Government & Agency Security (Cost $4,499,481)	4,499,481

	Repurchase Agreements (a)(b) — 82.8%
9,242,970	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $9,243,002	9,242,970
	Total Repurchase Agreements (Cost $9,242,970)	9,242,970

	Total Investment Securities (Cost $13,742,451) † — 123.1%	13,742,451
	Liabilities in excess of other assets — (23.1%)	(2,578,429)
	Net Assets — 100.0%	$11,164,022

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,486,015.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(7,304,839)	11/06/15	Bank of America, N.A.	(0.19)%	Dow Jones U.S. TechnologySM Index	$(50,702)
(12,945)	11/06/15	Bank of America, N.A.	0.27%	iShares® U.S. Technology ETF	(2,179)
(315,923)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. TechnologySM Index	(3,146)
(4,970,048)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. TechnologySM Index	(408,661)
(117,213)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. TechnologySM Index	4,359
(9,147)	11/06/15	Morgan Stanley & Co. International PLC	0.06%	iShares® U.S. Technology ETF	(1,512)
(6,107,645)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. TechnologySM Index	(1,734,390)
(3,486,013)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. TechnologySM Index	(354,305)
$(22,323,773)					$(2,550,536)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 76.3%
$109,948	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $109,948	$109,948
	Total Repurchase Agreements (Cost $109,948)	109,948

	Total Investment Securities (Cost $109,948) † — 76.3%	109,948
	Other assets less liabilities — 23.7%	34,231
	Net Assets — 100.0%	$144,179

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(160,688)	11/06/15	Bank of America, N.A.	0.16%	Dow Jones U.S. Select TelecommunicationsSM Index	$(53,840)
(1,116)	11/06/15	Bank of America, N.A.	0.62%	iShares® U.S. Telecommunications ETF	(530)
(11,690)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Select TelecommunicationsSM Index	(159)
(15,991)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. Select TelecommunicationsSM Index	(5,118)
(9,239)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Select TelecommunicationsSM Index	(17,878)
(671)	11/06/15	Morgan Stanley & Co. International PLC	0.61%	iShares® U.S. Telecommunications ETF	(398)
(66,137)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. Select TelecommunicationsSM Index	(62,981)
(23,125)	11/07/16	UBS AG	0.21%	Dow Jones U.S. Select TelecommunicationsSM Index	417
$(288,657)					$(140,487)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.1%
	U.S. Treasury Bills
$1,500,000	0.00%, due 10/15/15	$1,499,824
2,000,000	0.00%, due 11/12/15	2,000,004
	Total U.S. Government & Agency Securities (Cost $3,499,344)	3,499,828

	Repurchase Agreements (a)(b) — 38.9%
2,888,415	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,888,426	2,888,415
	Total Repurchase Agreements (Cost $2,888,415)	2,888,415

	Total Investment Securities (Cost $6,387,759) — 86.0%	6,388,243
	Other assets less liabilities — 14.0%	1,035,978
	Net Assets — 100.0%	$7,424,221

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $1,780,988.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$484
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$484
Federal income tax cost of investments	$6,387,759

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(7,737,600)	03/07/16	Bank of America, N.A.	(0.09)%	Dow Jones U.S. UtilitiesSM Index	$(172,537)
(4,915,853)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. UtilitiesSM Index	168,852
(473,243)	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. UtilitiesSM Index	(58,878)
(102,931)	11/06/15	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. UtilitiesSM Index	(30,883)
(659,352)	11/06/15	Societe Generale	0.06%	Dow Jones U.S. UtilitiesSM Index	(260,005)
(929,665)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. UtilitiesSM Index	64,908
$(14,818,644)					$(288,543)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 77.1%
$3,866,599	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,866,613	$3,866,599
	Total Repurchase Agreements (Cost $3,866,599)	3,866,599

	Total Investment Securities (Cost $3,866,599) † — 77.1%	3,866,599
	Other assets less liabilities — 22.9%	1,146,842
	Net Assets — 100.0%	$5,013,441

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(2,988,120)	11/07/16	Bank of America, N.A.	0.21%	NASDAQ Biotechnology Index®	$28,530
(11,956,579)	05/08/17	Societe Generale	0.36%	NASDAQ Biotechnology Index®	984,084
(93,496)	11/07/16	UBS AG	0.31%	NASDAQ Biotechnology Index®	6,497
$(15,038,195)					$1,019,111

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 85.1%
$4,500,175	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $4,500,191	$4,500,175
	Total Repurchase Agreements (Cost $4,500,175)	4,500,175

	Total Investment Securities (Cost $4,500,175) † — 85.1%	4,500,175
	Other assets less liabilities — 14.9%	788,261
	Net Assets — 100.0%	$5,288,436

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(907,725)	03/07/16	Bank of America, N.A.	(0.19)%	Dow Jones U.S. FinancialsSM Index	$1,545
(7,734)	11/06/15	Bank of America, N.A.	0.27%	iShares® U.S. Financials ETF	(960)
(199,494)	11/06/15	Deutsche Bank AG	0.40%	Dow Jones U.S. FinancialsSM Index	(31,773)
(28,989)	11/07/16	Deutsche Bank AG	0.45%	iShares® U.S. Financials ETF	42
(8,041,383)	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	Dow Jones U.S. FinancialsSM Index	(1,047,271)
(17,672)	11/07/16	Morgan Stanley & Co. International PLC	0.06%	iShares® U.S. Financials ETF	81
(4,032,946)	11/06/15	Societe Generale	(0.04)%	Dow Jones U.S. FinancialsSM Index	(67,501)
(2,627,122)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. FinancialsSM Index	(162,606)
$(15,863,065)					$(1,308,443)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.3%
	U.S. Treasury Bills
$15,000,000	0.00%, due 11/12/15	$15,000,030
5,000,000	0.00%, due 12/03/15	4,999,580
	Total U.S. Government & Agency Securities (Cost $19,998,812)	19,999,610

	Repurchase Agreements (a)(b) — 66.3%
48,433,934	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $48,434,104	48,433,934
	Total Repurchase Agreements (Cost $48,433,934)	48,433,934

	Total Investment Securities (Cost $68,432,746) — 93.6%	68,433,544
	Other assets less liabilities — 6.4%	4,651,922
	Net Assets — 100.0%	$73,085,466

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $11,437,419.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$960
Aggregate gross unrealized depreciation	(162)
Net unrealized appreciation	$798
Federal income tax cost of investments	$68,432,746

Swap Agreements(2)

Short MSCI EAFE had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(27,639,307)	11/06/15	Credit Suisse International	0.11%	iShares® MSCI EAFE ETF	$(2,268,509)
(18,559,773)	11/07/16	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	(785,530)
(24,754,471)	11/06/15	Goldman Sachs International	(0.15)%	iShares® MSCI EAFE ETF	429,076
(531,837)	11/07/16	Societe Generale	0.41%	iShares® MSCI EAFE ETF	(115,233)
(1,566,188)	11/06/15	UBS AG	0.21%	iShares® MSCI EAFE ETF	(948,595)
$(73,051,576)					$(3,688,791)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.9%
	U.S. Treasury Bills
$30,000,000	0.00%, due 09/03/15	$29,999,991
60,000,000	0.00%, due 10/15/15	59,992,960
20,000,000	0.00%, due 11/05/15	19,999,720
30,000,000	0.00%, due 11/12/15	30,000,060
110,000,000	0.00%, due 11/19/15	110,000,550
30,000,000	0.00%, due 11/27/15	30,000,300
110,000,000	0.00%, due 01/07/16	109,952,040
	Total U.S. Government & Agency Securities (Cost $389,935,226)	389,945,621

	Repurchase Agreements (a)(b) — 39.0%
192,738,533	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $192,739,211	192,738,533
	Total Repurchase Agreements (Cost $192,738,533)	192,738,533

	Total Investment Securities (Cost $582,673,759) — 117.9%	582,684,154
	Liabilities in excess of other assets — (17.9%)	(88,259,673)
	Net Assets — 100.0%	$494,424,481

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $94,006,727.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,260
Aggregate gross unrealized depreciation	(3,865)
Net unrealized appreciation	$10,395
Federal income tax cost of investments	$582,673,759

Swap Agreements(2)

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(4,708,742)	11/07/16	Bank of America, N.A.	0.81%	iShares® MSCI Emerging Markets ETF	$(1,143,041)
(112,114,425)	11/06/15	Credit Suisse International	0.41%	iShares® MSCI Emerging Markets ETF	895,823
(134,184,300)	11/06/17	Deutsche Bank AG	0.35%	iShares® MSCI Emerging Markets ETF	(12,091,184)
(213,221,093)	12/06/16	Goldman Sachs International	0.30%	iShares® MSCI Emerging Markets ETF	(16,994,857)
(7,071,632)	11/06/15	Morgan Stanley & Co. International PLC	0.81%	iShares® MSCI Emerging Markets ETF	(2,266,783)
(20,842,545)	11/07/16	Societe Generale	0.56%	iShares® MSCI Emerging Markets ETF	(2,743,067)
(3,726,771)	11/06/15	UBS AG	1.06%	iShares® MSCI Emerging Markets ETF	(1,662,375)
$(495,869,508)					$(36,005,484)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 16.5%
	U.S. Treasury Bill
$2,500,000	0.00%, due 10/15/15	$2,499,703
	Total U.S. Government & Agency Security (Cost $2,499,703)	2,499,703

	Repurchase Agreements (a)(b) — 80.8%
12,216,401	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $12,216,444	12,216,401
	Total Repurchase Agreements (Cost $12,216,401)	12,216,401

	Total Investment Securities (Cost $14,716,104) † — 97.3%	14,716,104
	Other assets less liabilities — 2.7%	413,864
	Net Assets — 100.0%	$15,129,968

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $1,315,008.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements(2)

Short FTSE China 50 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,493,275)	11/06/15	Bank of America, N.A.	(0.19)%	iShares® China Large-Cap ETF	$50,842
(7,919,882)	11/06/17	Deutsche Bank AG	0.70%	iShares® China Large-Cap ETF	(449,680)
(3,200,905)	01/06/16	Goldman Sachs International	1.60%	iShares® China Large-Cap ETF	548,181
(2,125,154)	11/06/15	Societe Generale	0.81%	iShares® China Large-Cap ETF	153,046
(401,123)	11/07/16	UBS AG	1.56%	iShares® China Large-Cap ETF	(77,714)
$(15,140,339)					$224,675

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.7%
	U.S. Treasury Bills
$2,000,000	0.00%, due 10/15/15	$1,999,763
100,000	0.00%, due 11/19/15	100,001
	Total U.S. Government & Agency Securities (Cost $2,099,758)	2,099,764

	Repurchase Agreements (a)(b) — 64.5%
3,689,215	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,689,228	3,689,215
	Total Repurchase Agreements (Cost $3,689,215)	3,689,215

	Total Investment Securities (Cost $5,788,973) — 101.2%	5,788,979
	Liabilities in excess of other assets — (1.2%)	(67,202)
	Net Assets — 100.0%	$5,721,777

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $1,781,008.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6
Federal income tax cost of investments	$5,788,973

Swap Agreements(2)

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(7,235,806)	11/06/15	Credit Suisse International	0.11%	iShares® MSCI EAFE ETF	$316,921
(2,837,811)	11/06/15	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	(205,208)
(201,179)	11/06/15	Societe Generale	0.41%	iShares® MSCI EAFE ETF	(12,124)
(1,159,370)	11/06/15	UBS AG	0.21%	iShares® MSCI EAFE ETF	(142,586)
$(11,434,166)					$(42,997)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.9%
	U.S. Treasury Bills
$20,000,000	0.00%, due 10/15/15	$19,997,653
15,000,000	0.00%, due 12/03/15	14,998,741
	Total U.S. Government & Agency Securities (Cost $34,993,565)	34,996,394

	Repurchase Agreements (a)(b) — 72.7%
59,294,898	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $59,295,106	59,294,898
	Total Repurchase Agreements (Cost $59,294,898)	59,294,898

	Total Investment Securities (Cost $94,288,463) — 115.6%	94,291,292
	Liabilities in excess of other assets — (15.6%)	(12,717,376)
	Net Assets — 100.0%	$81,573,916

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $34,238,761.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,829
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,829
Federal income tax cost of investments	$94,288,463

Swap Agreements(2)

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(79,035,761)	11/06/15	Credit Suisse International	0.41%	iShares® MSCI Emerging Markets ETF	$(2,255,267)
(9,937,355)	11/06/17	Deutsche Bank AG	0.35%	iShares® MSCI Emerging Markets ETF	(1,957,233)
(58,937,993)	12/06/16	Goldman Sachs International	0.30%	iShares® MSCI Emerging Markets ETF	(5,114,230)
(9,258,248)	11/07/16	Societe Generale	0.56%	iShares® MSCI Emerging Markets ETF	1,431,247
(6,548,188)	11/06/15	UBS AG	1.06%	iShares® MSCI Emerging Markets ETF	(1,012,711)
$(163,717,545)					$(8,908,194)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.5%
	U.S. Treasury Bills
$7,000,000	0.00%, due 10/15/15	$6,999,182
11,000,000	0.00%, due 11/12/15	11,000,022
10,000,000	0.00%, due 11/19/15	10,000,050
	Total U.S. Government & Agency Securities (Cost $27,996,009)	27,999,254

	Repurchase Agreements (a)(b) — 43.9%
18,774,630	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $18,774,697	18,774,630
	Total Repurchase Agreements (Cost $18,774,630)	18,774,630

	Total Investment Securities (Cost $46,770,639) — 109.4%	46,773,884
	Liabilities in excess of other assets — (9.4%)	(4,000,364)
	Net Assets — 100.0%	$42,773,520

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $21,192,672.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,245
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,245
Federal income tax cost of investments	$46,770,639

Swap Agreements(2)

UltraShort FTSE Europe had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,789,157)	11/06/15	Credit Suisse International	2.31%	Vanguard® FTSE Europe ETF Shares	$(1,985,497)
(17,785,628)	11/06/15	Deutsche Bank AG	0.55%	Vanguard® FTSE Europe ETF Shares	(2,497,405)
(3,731,293)	11/06/15	Goldman Sachs International	0.65%	Vanguard® FTSE Europe ETF Shares	(1,053,196)
(1,027,720)	11/07/16	Morgan Stanley & Co. International PLC	2.56%	Vanguard® FTSE Europe ETF Shares	(1,130,213)
(537,539)	11/07/16	Societe Generale	0.81%	Vanguard® FTSE Europe ETF Shares	(362,770)
(59,443,371)	11/07/16	UBS AG	0.31%	Vanguard® FTSE Europe ETF Shares	3,086,912
$(85,314,708)					$(3,942,169)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a)— 34.0%
$484,455	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $484,456	$484,455
	Total Repurchase Agreements (Cost $484,455)	484,455

	Total Investment Securities (Cost $484,455) † — 34.0%	484,455
	Other assets less liabilities — 66.0%	941,985
	Net Assets — 100.0%	$1,426,440

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(291,935)	11/06/15	Credit Suisse International	0.56%	iShares® MSCI Pacific ex Japan ETF	$93,464
(1,291,589)	11/06/17	Deutsche Bank AG	0.35%	iShares® MSCI Pacific ex Japan ETF	(103,056)
(809,287)	11/06/15	Morgan Stanley & Co. International PLC	0.21%	iShares® MSCI Pacific ex Japan ETF	134,655
(146,837)	11/06/15	Societe Generale	0.41%	iShares® MSCI Pacific ex Japan ETF	(2,154)
(306,876)	11/07/16	UBS AG	0.56%	iShares® MSCI Pacific ex Japan ETF	30,340
$(2,846,524)					$153,249

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.0%
	U.S. Treasury Bills
$2,000,000	0.00%, due 09/10/15	$1,999,983
6,000,000	0.00%, due 10/15/15	5,999,296
4,000,000	0.00%, due 01/07/16	3,998,256
	Total U.S. Government & Agency Securities (Cost $11,997,217)	11,997,535

	Repurchase Agreements (a)(b) — 43.4%
10,402,364	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $10,402,401	10,402,364
	Total Repurchase Agreements (Cost $10,402,364)	10,402,364

	Total Investment Securities (Cost $22,399,581) — 93.4%	22,399,899
	Other assets less liabilities — 6.6%	1,580,725
	Net Assets — 100.0%	$23,980,624

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $7,914,287.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$318
Federal income tax cost of investments	$22,399,581

Swap Agreements(2)

UltraShort MSCI Brazil Capped had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,313,266)	11/06/15	Bank of America, N.A.	0.26%	iShares® MSCI Brazil Capped ETF	$1,837,070
(26,631,046)	11/07/16	Credit Suisse International	0.21%	iShares® MSCI Brazil Capped ETF	1,419,793
(9,332,504)	11/06/17	Deutsche Bank AG	0.30%	iShares® MSCI Brazil Capped ETF	(415,295)
(1,894,542)	12/07/15	Morgan Stanley & Co. International PLC	0.26%	iShares® MSCI Brazil Capped ETF	(190,377)
(649,636)	11/06/15	Societe Generale	0.81%	iShares® MSCI Brazil Capped ETF	808,769
(7,160,005)	11/06/15	UBS AG	0.31%	iShares® MSCI Brazil Capped ETF	1,316,203
$(47,980,999)					$4,776,163

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.3%
	U.S. Treasury Bills
$17,000,000	0.00%, due 09/10/15	$16,999,958
40,000,000	0.00%, due 09/17/15	39,998,800
	Total U.S. Government & Agency Securities (Cost $56,998,758)	56,998,758

	Repurchase Agreements (a)(b) — 54.0%
46,400,780	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $46,400,943	46,400,780
	Total Repurchase Agreements (Cost $46,400,780)	46,400,780

	Total Investment Securities (Cost $103,399,538) † — 120.3%	103,399,538
	Liabilities in excess of other assets — (20.3%)	(17,431,027)
	Net Assets — 100.0%	$85,968,511

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $28,970,935.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

UltraShort FTSE China 50 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(49,723,208)	11/07/16	Bank of America, N.A.	0.81%	iShares® China Large-Cap ETF	$4,805,009
(1,193,790)	11/06/15	Credit Suisse International	2.81%	iShares® China Large-Cap ETF	(203,235)
(49,638,848)	11/06/17	Deutsche Bank AG	0.70%	iShares® China Large-Cap ETF	(3,406,864)
(4,042,390)	11/07/16	Goldman Sachs International	1.60%	iShares® China Large-Cap ETF	(4,072,616)
(25,926,168)	11/07/16	Morgan Stanley & Co. International PLC	1.06%	iShares® China Large-Cap ETF	1,600,258
(36,092,305)	11/06/15	Societe Generale	0.81%	iShares® China Large-Cap ETF	(7,627,175)
(4,689,993)	11/06/15	UBS AG	1.56%	iShares® China Large-Cap ETF	(3,599,996)
$(171,306,702)					$(12,504,619)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.7%
	U.S. Treasury Bills
$3,000,000	0.00%, due 10/15/15	$2,999,655
1,000,000	0.00%, due 12/03/15	999,916
5,000,000	0.00%, due 01/07/16	4,997,821
2,000,000	0.00%, due 01/21/16	1,998,856
	Total U.S. Government & Agency Securities (Cost $10,996,628)	10,996,248
	Repurchase Agreements (a)(b) — 39.7%
6,182,864	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $6,182,887	6,182,864
	Total Repurchase Agreements (Cost $6,182,864)	6,182,864

	Total Investment Securities (Cost $17,179,492) — 110.4%	17,179,112
	Liabilities in excess of other assets — (10.4%)	(1,613,526)
	Net Assets — 100.0%	$15,565,586

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,902,855.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99
Aggregate gross unrealized depreciation	(479)
Net unrealized depreciation	$(380)
Federal income tax cost of investments	$17,179,492

Swap Agreements(2)

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation

$(313,587)	11/06/15	Bank of America, N.A.	2.06%	iShares® MSCI Japan ETF	$(136,736)
(1,724,314)	11/06/15	Credit Suisse International	0.56%	iShares® MSCI Japan ETF	(504,029)
(26,020,039)	11/06/15	Deutsche Bank AG	0.15%	iShares® MSCI Japan ETF	(1,102,112)
(199,484)	11/06/15	Morgan Stanley & Co. International PLC	1.81%	iShares® MSCI Japan ETF	(122,913)
(1,823,955)	11/06/15	Societe Generale	0.41%	iShares® MSCI Japan ETF	(321,213)
(924,483)	11/06/15	UBS AG	1.31%	iShares® MSCI Japan ETF	(134,362)
$(31,005,862)					$(2,321,365)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 50.8%
	U.S. Treasury Bill
$700,000	0.00%, due 10/15/15	$699,919
	Total U.S. Government & Agency Security (Cost $699,919)	699,919
	Repurchase Agreements (a)(b) — 31.7%
437,851	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $437,852	437,851
	Total Repurchase Agreements (Cost $437,851)	437,851

	Total Investment Securities (Cost $1,137,770) † — 82.5%	1,137,770
	Other assets less liabilities — 17.5%	240,878
	Net Assets — 100.0%	$1,378,648

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $64,000.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†      Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(468,518)	11/06/15	Credit Suisse International	1.31%	iShares® MSCI Mexico Capped ETF	$18,252
(666,066)	11/07/16	Deutsche Bank AG	1.15%	iShares® MSCI Mexico Capped ETF	57,064
(1,626,482)	11/06/15	Societe Generale	0.81%	iShares® MSCI Mexico Capped ETF	185,065
$(2,761,066)					$260,381

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.4%
	U.S. Treasury Bill
$10,000,000	0.00%, due 10/15/15	$9,998,839
	Total U.S. Government & Agency Security (Cost $9,998,839)	9,998,839
	Repurchase Agreements (a)(b) — 75.4%
28,517,559	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $28,517,659	28,517,559
	Total Repurchase Agreements (Cost $28,517,559)	28,517,559

	Total Investment Securities (Cost $38,516,398) † — 101.8%	38,516,398
	Liabilities in excess of other assets — (1.8%)	(667,942)
	Net Assets — 100.0%	$37,848,456

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $1,890,112.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†      Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	11	12/21/15	$1,397,688	$3,391

Cash collateral in the amount of $16,335 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(16,535,238)	11/06/15	Bank of America, N.A.	0.25%	Barclays U.S. 7-10 Year Treasury Bond Index	$(880,126)
(20,222,578)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 7-10 Year Treasury Bond Index	28,328
$(36,757,816)					$(851,798)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.7%
	U.S. Treasury Bills
$270,000,000	0.00%, due 09/17/15	$269,990,307
385,000,000	0.00%, due 10/15/15	384,954,436
115,000,000	0.00%, due 11/19/15	115,000,459
	Total U.S. Government & Agency Securities (Cost $769,936,414)	769,945,202
	Repurchase Agreements (a)(b) — 25.6%
229,595,270	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $229,596,078	229,595,270
	Total Repurchase Agreements (Cost $229,595,270)	229,595,270

	Total Investment Securities (Cost $999,531,684) — 111.3%	999,540,472
	Liabilities in excess of other assets — (11.3%)	(101,732,889)
	Net Assets — 100.0%	$897,807,583

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $95,764,967.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,788
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,788
Federal income tax cost of investments	$999,531,684

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	37	12/21/15	$5,721,125	$(2,047)

Cash collateral in the amount of $138,380 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(105,060,907)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 20+ Year Treasury Bond Index	$8,640,855
(162,701,461)	11/06/15	Deutsche Bank AG	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	(13,622,367)
(131,675,079)	11/07/16	Goldman Sachs International	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	(7,238,936)
(76,134,541)	11/06/15	Morgan Stanley & Co. International PLC	0.23%	Barclays U.S. 20+ Year Treasury Bond Index	(27,356,320)
(416,447,426)	11/06/15	Societe Generale	0.21%	Barclays U.S. 20+ Year Treasury Bond Index	(36,281,758)
$(892,019,414)					$(75,858,526)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 18.4%
	U.S. Treasury Bill
$25,000,000	0.00%, due 10/15/15	$24,997,097
	Total U.S. Government & Agency Security (Cost $24,997,097)	24,997,097
	Repurchase Agreements (a)(b) — 79.4%
107,843,218	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $107,843,597	107,843,218
	Total Repurchase Agreements (Cost $107,843,218)	107,843,218

	Total Investment Securities (Cost $132,840,315) † — 97.8%	132,840,315
	Other assets less liabilities — 2.2%	3,024,907
	Net Assets — 100.0%	$135,865,222

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $11,239,069.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Short High Yield had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(59,999,994)	02/19/16	Citibank, N.A.	1.46%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(309,902)
(18,823,893)	12/07/15	Credit Suisse International	3.06%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,247,422)
(57,073,827)	11/07/16	Goldman Sachs International	1.50%	iShares® iBoxx $ High Yield Corporate Bond ETF	(246,785)
$(135,897,714)					$(1,804,109)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 96.4%
$2,768,821	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,768,832	$2,768,821
	Total Repurchase Agreements (Cost $2,768,821)	2,768,821

	Total Investment Securities (Cost $2,768,821) † — 96.4%	2,768,821
	Other assets less liabilities — 3.6%	104,762
	Net Assets — 100.0%	$2,873,583

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Short Investment Grade Corporate had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,245,013)	02/09/16	Citibank, N.A.	1.06%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$3,609
(733,898)	12/07/15	Credit Suisse International	1.31%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(108,556)
(901,254)	11/07/16	Goldman Sachs International	0.85%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(29,767)
$(2,880,165)					$(134,714)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 95.2%
$2,707,126	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,707,137	$2,707,126
	Total Repurchase Agreements (Cost $2,707,126)	2,707,126

	Total Investment Securities (Cost $2,707,126) †— 95.2%	2,707,126
	Other assets less liabilities — 4.8%	135,276
	Net Assets — 100.0%	$2,842,402

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,222,896)	11/06/15	Bank of America, N.A.	0.25%	Barclays U.S. 3-7 Year Treasury Bond Index	$(77,707)
(1,971,753)	12/06/16	Citibank, N.A.	0.21%	Barclays U.S. 3-7 Year Treasury Bond Index	(42,346)
(1,493,329)	02/08/16	Deutsche Bank AG	0.21%	Barclays U.S. 3-7 Year Treasury Bond Index	(14,342)
$(5,687,978)					$(134,395)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.3%
	U.S. Treasury Bills
$15,000,000	0.00%, due 10/15/15	$14,998,258
130,000,000	0.00%, due 11/12/15	129,998,700
40,000,000	0.00%, due 11/19/15	40,000,161
	Total U.S. Government & Agency Securities (Cost $184,966,214)	184,997,119

	Repurchase Agreements (a)(b) — 20.7%
44,778,310	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $44,778,466	44,778,310
	Total Repurchase Agreements (Cost $44,778,310)	44,778,310

	Total Investment Securities (Cost $229,744,524) — 106.0%	229,775,429
	Liabilities in excess of other assets — (6.0%)	(13,003,651)
	Net Assets — 100.0%	$216,771,778

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $17,324,629.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,905
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$30,905
Federal income tax cost of investments	$229,744,524

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	70	12/21/15	$8,894,375	$20,030

Cash collateral in the amount of $103,950 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(90,675,540)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 7-10 Year Treasury Bond Index	$(1,492,500)
(57,410,765)	02/08/16	Deutsche Bank AG	0.46%	Barclays U.S. 7-10 Year Treasury Bond Index	118,033
(165,136,417)	11/06/15	Goldman Sachs International	0.46%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,421,375)
(113,171,362)	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Barclays U.S. 7-10 Year Treasury Bond Index	(4,052,363)
$(426,394,084)					$(12,848,205)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.3%
	U.S. Treasury Bills
$150,000,000	0.00%, due 09/03/15	$149,999,875
270,000,000	0.00%, due 09/10/15	269,998,713
100,000,000	0.00%, due 09/24/15	99,999,042
15,000,000	0.00%, due 10/01/15	14,999,599
365,000,000	0.00%, due 10/08/15	364,989,250
240,000,000	0.00%, due 10/15/15	239,971,874
475,000,000	0.00%, due 10/22/15	474,981,973
150,000,000	0.00%, due 11/05/15	150,004,350
80,000,000	0.00%, due 11/12/15	79,999,199
222,000,000	0.00%, due 11/19/15	222,000,888
190,000,000	0.00%, due 11/27/15	189,997,720
110,000,000	0.00%, due 12/03/15	109,989,000
100,000,000	0.00%, due 01/07/16	99,962,699
	Total U.S. Government & Agency Securities (Cost $2,466,861,595)	2,466,894,182

	Repurchase Agreements (a)(b) — 27.8%
824,441,195	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $824,444,094	824,441,195
	Total Repurchase Agreements (Cost $824,441,195)	824,441,195

	Total Investment Securities (Cost $3,291,302,790) — 111.1%	3,291,335,377
	Liabilities in excess of other assets — (11.1%)	(329,658,530)
	Net Assets — 100.0%	$2,961,676,847

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $467,250,855.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,538
Aggregate gross unrealized depreciation	(7,951)
Net unrealized appreciation	$32,587
Federal income tax cost of investments	$3,291,302,790

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	316	12/21/15	$48,861,500	$(2,225)

Cash collateral in the amount of $1,181,840 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(508,496,559)	12/07/15	Bank of America, N.A.	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	$55,263,677
(368,178,409)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 20+ Year Treasury Bond Index	22,511,895
(1,351,164,137)	11/06/15	Deutsche Bank AG	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	(72,912,817)
(1,059,300,544)	11/06/15	Goldman Sachs International	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	(55,839,784)
(702,842,296)	11/06/15	Morgan Stanley & Co. International PLC	0.23%	Barclays U.S. 20+ Year Treasury Bond Index	(90,439,090)
(1,867,886,455)	11/06/15	Societe Generale	0.21%	Barclays U.S. 20+ Year Treasury Bond Index	(172,644,806)
$(5,857,868,400)					$(314,060,925)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 36.4%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,999,528
	Total U.S. Government & Agency Security (Cost $3,999,528)	3,999,528

	Repurchase Agreements (a)(b) — 60.6%
6,668,252	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $6,668,275	6,668,252
	Total Repurchase Agreements (Cost $6,668,252)	6,668,252

	Total Investment Securities (Cost $10,667,780) †— 97.0%	10,667,780
	Other assets less liabilities — 3.0%	324,468
	Net Assets — 100.0%	$10,992,248

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $165,001.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(5,989,642)	12/06/16	Citibank, N.A.	(0.09)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$45,022
(16,021,340)	11/06/15	Goldman Sachs International	(0.14)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	177,927
$(22,010,982)					$222,949

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 88.4%
$94,929,177	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $94,929,510	$94,929,177
	Total Repurchase Agreements (Cost $94,929,177)	94,929,177

	Total Investment Securities (Cost $94,929,177) †— 88.4%	94,929,177
	Other assets less liabilities — 11.6%	12,470,618
	Net Assets — 100.0%	$107,399,795

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	26	12/21/15	$4,020,250	$3,156

Cash collateral in the amount of $97,240 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(39,735,586)	12/07/15	Bank of America, N.A.	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	$387,250
(66,741,226)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 20+ Year Treasury Bond Index	6,529,592
(29,795,982)	11/07/16	Goldman Sachs International	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	(2,816,115)
(65,272,484)	02/08/16	Morgan Stanley & Co. International PLC	0.23%	Barclays U.S. 20+ Year Treasury Bond Index	1,152,652
(116,798,914)	02/08/16	Societe Generale	0.21%	Barclays U.S. 20+ Year Treasury Bond Index	268,884
$(318,344,192)					$5,522,263

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 84.2%
	Consumer Discretionary — 10.9%

6,374	Advance Auto Parts, Inc.	$1,117,044
33,317	Amazon.com, Inc.*	17,087,956
6,570	AutoNation, Inc.*	393,149
2,760	AutoZone, Inc.*	1,976,132
14,942	Bed Bath & Beyond, Inc.*	928,048
25,548	Best Buy Co., Inc.	938,634
19,730	BorgWarner, Inc.	861,017
19,224	Cablevision Systems Corp., Class A	483,868
18,241	CarMax, Inc.*	1,112,701
39,355	Carnival Corp.	1,937,447
39,499	CBS Corp. (Non-Voting), Class B	1,786,935
2,698	Chipotle Mexican Grill, Inc.*	1,915,607
24,101	Coach, Inc.	729,055
219,256	Comcast Corp., Class A	12,350,690
29,110	D.R. Horton, Inc.	884,071
10,964	Darden Restaurants, Inc.	745,662
25,191	Delphi Automotive PLC	1,902,424
13,002	Discovery Communications, Inc., Class A*	345,853
22,770	Discovery Communications, Inc., Class C*	577,447
25,906	Dollar General Corp.	1,929,738
19,448	Dollar Tree, Inc.*	1,483,104
8,696	Expedia, Inc.	999,953
346,772	Ford Motor Co.	4,809,728
3,743	Fossil Group, Inc.*	230,494
9,309	GameStop Corp., Class A	395,446
1	Gannett Co., Inc.*	13
22,946	Gap, Inc. (The)	752,858
10,507	Garmin Ltd.	395,168
117,771	General Motors Co.	3,467,178
13,284	Genuine Parts Co.	1,109,081
23,536	Goodyear Tire & Rubber Co. (The)	700,667
24,017	H&R Block, Inc.	817,058
35,031	Hanesbrands, Inc.	1,054,783
18,227	Harley-Davidson, Inc.	1,021,623
6,201	Harman International Industries, Inc.	606,086
9,776	Hasbro, Inc.	729,192
113,306	Home Depot, Inc. (The)	13,195,617
36,017	Interpublic Group of Cos., Inc. (The)	680,001
57,122	Johnson Controls, Inc.	2,349,999
17,275	Kohl’s Corp.	881,543
21,405	L Brands, Inc.	1,795,880
12,009	Leggett & Platt, Inc.	533,440
15,563	Lennar Corp., Class A	792,157
81,359	Lowe’s Cos., Inc.	5,627,602
29,344	Macy’s, Inc.	1,719,852
17,988	Marriott International, Inc., Class A	1,271,032
29,501	Mattel, Inc.	691,208
83,624	McDonald’s Corp.	7,945,952
17,342	Michael Kors Holdings Ltd.*	753,683
5,433	Mohawk Industries, Inc.*	1,070,138
37,015	Netflix, Inc.*	4,257,835
23,450	Newell Rubbermaid, Inc.	987,949
43,684	News Corp., Class A*	595,413
60,744	NIKE, Inc., Class B	6,788,142
12,304	Nordstrom, Inc.	896,716
21,301	Omnicom Group, Inc.	1,426,741
8,808	O’Reilly Automotive, Inc.*	2,114,537
4,527	Priceline Group, Inc. (The)*	5,652,593
28,638	PulteGroup, Inc.	592,520
7,209	PVH Corp.	857,727
5,268	Ralph Lauren Corp.	585,749
36,095	Ross Stores, Inc.	1,754,939
14,389	Royal Caribbean Cruises Ltd.	1,268,534
8,290	Scripps Networks Interactive, Inc., Class A	440,116
7,000	Signet Jewelers Ltd.	966,000
55,892	Staples, Inc.	794,225
130,905	Starbucks Corp.	7,161,813
14,908	Starwood Hotels & Resorts Worldwide, Inc.	1,065,475
55,690	Target Corp.	4,327,670
19,778	TEGNA, Inc.	470,519
9,803	Tiffany & Co.	806,297
24,664	Time Warner Cable, Inc.	4,587,997
71,939	Time Warner, Inc.	5,114,863
59,338	TJX Cos., Inc. (The)	4,172,648
11,898	Tractor Supply Co.	1,015,018
9,768	TripAdvisor, Inc.*	682,783
154,345	Twenty-First Century Fox, Inc., Class A	4,227,510
14,675	Under Armour, Inc., Class A*	1,401,903
8,507	Urban Outfitters, Inc.*	262,526
29,669	VF Corp.	2,148,926
31,179	Viacom, Inc., Class B	1,271,168
136,180	Walt Disney Co. (The)	13,874,018
6,853	Whirlpool Corp.	1,151,989
10,462	Wyndham Worldwide Corp.	800,134
7,114	Wynn Resorts Ltd.	533,906
37,712	Yum! Brands, Inc.	3,008,286
		195,949,199
	Consumer Staples — 8.1%

171,561	Altria Group, Inc.	9,192,238
54,112	Archer-Daniels-Midland Co.	2,434,499
13,579	Brown-Forman Corp., Class B	1,332,100
15,498	Campbell Soup Co.	743,749
11,436	Clorox Co. (The)	1,271,340
342,217	Coca-Cola Co. (The)	13,455,972
18,692	Coca-Cola Enterprises, Inc.	962,451
74,167	Colgate-Palmolive Co.	4,658,429
37,242	ConAgra Foods, Inc.	1,552,247
14,789	Constellation Brands, Inc., Class A	1,892,992
38,349	Costco Wholesale Corp.	5,370,778
98,418	CVS Health Corp.	10,078,003
16,741	Dr. Pepper Snapple Group, Inc.	1,284,537
19,477	Estee Lauder Cos., Inc. (The), Class A	1,553,680
51,999	General Mills, Inc.	2,951,463
12,807	Hershey Co. (The)	1,146,483

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,764	Hormel Foods Corp.	$718,780
8,443	J.M. Smucker Co. (The)	993,910
21,871	Kellogg Co.	1,449,610
10,083	Keurig Green Mountain, Inc.	570,698
31,769	Kimberly-Clark Corp.	3,384,352
51,655	Kraft Heinz Co. (The)	3,753,252
85,516	Kroger Co. (The)	2,950,302
11,153	McCormick & Co., Inc. (Non-Voting)	884,210
17,662	Mead Johnson Nutrition Co.	1,383,641
13,925	Molson Coors Brewing Co., Class B	948,153
141,895	Mondelez International, Inc., Class A	6,010,672
12,828	Monster Beverage Corp.*	1,776,165
128,751	PepsiCo, Inc.	11,964,830
135,145	Philip Morris International, Inc.	10,784,571
236,659	Procter & Gamble Co. (The)	16,724,692
36,274	Reynolds American, Inc.	3,037,948
51,802	Sysco Corp.	2,065,346
25,434	Tyson Foods, Inc., Class A	1,075,350
76,119	Walgreens Boots Alliance, Inc.	6,588,099
137,670	Wal-Mart Stores, Inc.	8,911,379
31,261	Whole Foods Market, Inc.	1,024,110
		146,881,031
	Energy — 6.1%

44,304	Anadarko Petroleum Corp.	3,171,280
32,895	Apache Corp.	1,488,170
37,923	Baker Hughes, Inc.	2,123,688
36,079	Cabot Oil & Gas Corp.	853,990
16,688	Cameron International Corp.*	1,114,091
45,157	Chesapeake Energy Corp.	352,676
164,042	Chevron Corp.	13,285,762
8,171	Cimarex Energy Co.	902,977
27,693	Columbia Pipeline Group, Inc.	702,294
107,548	ConocoPhillips	5,285,984
19,965	CONSOL Energy, Inc.	304,067
33,724	Devon Energy Corp.	1,438,666
5,854	Diamond Offshore Drilling, Inc.	138,798
20,448	Ensco PLC, Class A	370,313
47,880	EOG Resources, Inc.	3,749,483
13,296	EQT Corp.	1,034,695
364,723	Exxon Mobil Corp.	27,441,758
20,135	FMC Technologies, Inc.*	700,295
74,214	Halliburton Co.	2,920,321
9,385	Helmerich & Payne, Inc.	553,809
21,298	Hess Corp.	1,266,166
151,300	Kinder Morgan, Inc.	4,903,633
58,889	Marathon Oil Corp.	1,018,191
47,385	Marathon Petroleum Corp.	2,241,784
14,580	Murphy Oil Corp.	451,980
33,840	National Oilwell Varco, Inc.	1,432,447
14,216	Newfield Exploration Co.*	473,535
37,349	Noble Energy, Inc.	1,247,830
67,000	Occidental Petroleum Corp.	4,891,670
18,203	ONEOK, Inc.	655,490
47,308	Phillips 66	3,740,644
13,014	Pioneer Natural Resources Co.	1,601,503
14,517	Range Resources Corp.	560,647
110,754	Schlumberger Ltd.	8,569,037
33,769	Southwestern Energy Co.*	548,409
58,567	Spectra Energy Corp.	1,702,543
10,975	Tesoro Corp.	1,009,810
29,797	Transocean Ltd.	424,011
44,360	Valero Energy Corp.	2,632,322
58,794	Williams Cos., Inc. (The)	2,833,871
		110,138,640
	Financials — 14.0%

28,477	ACE Ltd.	2,909,210
4,769	Affiliated Managers Group, Inc.*	889,132
37,859	Aflac, Inc.	2,218,537
35,671	Allstate Corp. (The)	2,078,906
76,199	American Express Co.	5,845,987
116,313	American International Group, Inc.	7,018,326
36,912	American Tower Corp. (REIT)	3,402,917
15,830	Ameriprise Financial, Inc.	1,783,566
24,579	Aon PLC	2,296,662
13,643	Apartment Investment & Management Co., Class A (REIT)	491,557
5,938	Assurant, Inc.	441,490
11,518	AvalonBay Communities, Inc. (REIT)	1,901,161
916,139	Bank of America Corp.	14,969,711
97,829	Bank of New York Mellon Corp. (The)	3,893,594
67,789	BB&T Corp.	2,502,770
159,084	Berkshire Hathaway, Inc., Class B*	21,323,619
11,088	BlackRock, Inc.	3,353,787
13,382	Boston Properties, Inc. (REIT)	1,517,251
47,676	Capital One Financial Corp.	3,706,809
3	Care Capital Properties, Inc. (REIT)*	95
24,387	CBRE Group, Inc., Class A*	780,872
100,833	Charles Schwab Corp. (The)	3,063,307
20,040	Chubb Corp. (The)	2,421,032
12,902	Cincinnati Financial Corp.	675,162
264,685	Citigroup, Inc.	14,155,354
27,687	CME Group, Inc.	2,614,760
15,521	Comerica, Inc.	682,924
29,432	Crown Castle International Corp. (REIT)	2,454,335

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
38,603	Discover Financial Services	$2,074,139
25,284	E*TRADE Financial Corp.*	664,716
4,975	Equinix, Inc. (REIT)	1,342,106
31,760	Equity Residential (REIT)	2,262,900
5,695	Essex Property Trust, Inc. (REIT)	1,222,261
70,642	Fifth Third Bancorp	1,407,189
34,016	Franklin Resources, Inc.	1,380,369
54,893	General Growth Properties, Inc. (REIT)	1,393,184
43,377	Genworth Financial, Inc., Class A*	224,693
35,040	Goldman Sachs Group, Inc. (The)	6,608,544
36,628	Hartford Financial Services Group, Inc. (The)	1,683,057
40,265	HCP, Inc. (REIT)	1,492,221
30,637	Health Care REIT, Inc. (REIT)	1,940,854
66,108	Host Hotels & Resorts, Inc. (REIT)	1,172,095
42,038	Hudson City Bancorp, Inc.	390,953
70,528	Huntington Bancshares, Inc./OH	769,461
9,753	Intercontinental Exchange, Inc.	2,227,683
37,574	Invesco Ltd.	1,281,649
16,354	Iron Mountain, Inc. (REIT)	463,472
323,744	JPMorgan Chase & Co.	20,751,990
74,005	KeyCorp	1,016,829
36,002	Kimco Realty Corp. (REIT)	829,846
8,521	Legg Mason, Inc.	377,736
27,491	Leucadia National Corp.	589,957
22,071	Lincoln National Corp.	1,120,986
25,906	Loews Corp.	944,274
11,609	M&T Bank Corp.	1,372,648
12,292	Macerich Co. (The) (REIT)	936,405
46,955	Marsh & McLennan Cos., Inc.	2,522,892
23,864	McGraw Hill Financial, Inc.	2,314,569
97,331	MetLife, Inc.	4,876,283
15,513	Moody’s Corp.	1,587,135
134,050	Morgan Stanley	4,618,023
10,331	NASDAQ OMX Group, Inc. (The)	528,844
33,934	Navient Corp.	434,016
19,127	Northern Trust Corp.	1,335,830
26,951	People’s United Financial, Inc.	417,741
15,328	Plum Creek Timber Co., Inc. (REIT)	589,975
45,185	PNC Financial Services Group, Inc. (The)	4,117,257
23,893	Principal Financial Group, Inc.	1,203,013
46,588	Progressive Corp. (The)	1,395,776
45,718	Prologis, Inc. (REIT)	1,737,284
39,517	Prudential Financial, Inc.	3,189,022
12,675	Public Storage (REIT)	2,551,097
20,275	Realty Income Corp. (REIT)	906,090
116,913	Regions Financial Corp.	1,121,196
27,162	Simon Property Group, Inc. (REIT)	4,870,690
8,686	SL Green Realty Corp. (REIT)	899,088
35,915	State Street Corp.	2,583,007
45,047	SunTrust Banks, Inc.	1,818,547
22,931	T. Rowe Price Group, Inc.	1,648,280
10,989	Torchmark Corp.	642,417
27,800	Travelers Cos., Inc. (The)	2,767,490
154,674	U.S. Bancorp	6,550,444
21,759	Unum Group	729,797
28,860	Ventas, Inc. (REIT)	1,587,877
15,284	Vornado Realty Trust (REIT)	1,332,612
408,761	Wells Fargo & Co.	21,799,224
45,171	Weyerhaeuser Co. (REIT)	1,262,078
26,750	XL Group PLC	997,508
17,717	Zions Bancorp.	513,793
		252,783,945
	Health Care — 12.8%

129,881	Abbott Laboratories	5,882,310
150,007	AbbVie, Inc.	9,361,937
30,454	Aetna, Inc.	3,487,592
29,075	Agilent Technologies, Inc.	1,055,713
19,530	Alexion Pharmaceuticals, Inc.*	3,362,871
34,247	Allergan PLC*	10,402,184
18,198	AmerisourceBergen Corp.	1,820,528
66,323	Amgen, Inc.	10,066,505
23,077	Anthem, Inc.	3,255,011
47,465	Baxalta, Inc.*	1,668,395
47,465	Baxter International, Inc.	1,825,029
18,281	Becton, Dickinson and Co.	2,577,987
20,520	Biogen, Inc.*	6,100,596
116,939	Boston Scientific Corp.*	1,957,559
145,419	Bristol-Myers Squibb Co.	8,648,068
6,487	C.R. Bard, Inc.	1,257,116
28,856	Cardinal Health, Inc.	2,373,983
69,200	Celgene Corp.*	8,171,136
26,717	Cerner Corp.*	1,650,042
22,459	Cigna Corp.	3,162,003
14,994	DaVita HealthCare Partners, Inc.*	1,134,146
12,208	DENTSPLY International, Inc.	639,821
9,377	Edwards Lifesciences Corp.*	1,321,032
85,197	Eli Lilly & Co.	7,015,973
17,681	Endo International PLC*	1,361,437
58,952	Express Scripts Holding Co.*	4,928,387
128,193	Gilead Sciences, Inc.	13,469,239
25,296	HCA Holdings, Inc.*	2,191,140
7,292	Henry Schein, Inc.*	997,619
15,061	Hospira, Inc.*	1,355,038
13,053	Humana, Inc.	2,385,958
3,205	Intuitive Surgical, Inc.*	1,637,595

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
241,888	Johnson & Johnson	$22,732,634
8,761	Laboratory Corp. of America Holdings*	1,032,133
10,212	Mallinckrodt PLC*	880,683
20,195	McKesson Corp.	3,990,128
124,321	Medtronic PLC	8,987,165
246,443	Merck & Co., Inc.	13,270,956
35,911	Mylan N.V.*	1,780,826
7,487	Patterson Cos., Inc.	343,129
9,870	PerkinElmer, Inc.	480,472
12,767	Perrigo Co. PLC	2,335,978
537,166	Pfizer, Inc.	17,307,489
12,518	Quest Diagnostics, Inc.	848,720
6,581	Regeneron Pharmaceuticals, Inc.*	3,379,343
24,448	St. Jude Medical, Inc.	1,731,163
26,082	Stryker Corp.	2,572,989
8,657	Tenet Healthcare Corp.*	426,184
34,738	Thermo Fisher Scientific, Inc.	4,355,103
83,025	UnitedHealth Group, Inc.	9,605,992
7,939	Universal Health Services, Inc., Class B	1,088,754
8,704	Varian Medical Systems, Inc.*	707,200
21,256	Vertex Pharmaceuticals, Inc.*	2,710,565
7,209	Waters Corp.*	875,028
14,885	Zimmer Biomet Holdings, Inc.	1,541,491
43,621	Zoetis, Inc.	1,957,274
		231,465,349
	Industrials — 8.4%

55,344	3M Co.	7,866,596
14,941	ADT Corp. (The)	489,766
8,342	Allegion PLC	497,267
60,444	American Airlines Group, Inc.	2,356,107
21,067	AMETEK, Inc.	1,133,826
56,100	Boeing Co. (The)	7,331,148
12,732	C.H. Robinson Worldwide, Inc.	858,519
52,648	Caterpillar, Inc.	4,024,413
8,283	Cintas Corp.	703,972
86,194	CSX Corp.	2,359,992
14,612	Cummins, Inc.	1,779,011
53,707	Danaher Corp.	4,673,583
29,138	Deere & Co.	2,382,906
71,637	Delta Air Lines, Inc.	3,136,268
13,984	Dover Corp.	866,309
3,138	Dun & Bradstreet Corp. (The)	332,534
40,741	Eaton Corp. PLC	2,324,681
58,287	Emerson Electric Co.	2,781,456
10,377	Equifax, Inc.	1,015,908
16,677	Expeditors International of Washington, Inc.	816,673
23,714	Fastenal Co.	913,938
23,002	FedEx Corp.	3,464,331
11,757	Flowserve Corp.	530,593
12,861	Fluor Corp.	586,719
27,245	General Dynamics Corp.	3,869,607
878,950	General Electric Co.	21,815,539
68,201	Honeywell International, Inc.	6,770,313
29,496	Illinois Tool Works, Inc.	2,493,297
23,091	Ingersoll-Rand PLC	1,276,701
8,041	J.B. Hunt Transport Services, Inc.	585,224
10,947	Jacobs Engineering Group, Inc.*	442,368
8,513	Joy Global, Inc.	206,185
9,647	Kansas City Southern	894,663
7,182	L-3 Communications Holdings, Inc.	757,486
23,329	Lockheed Martin Corp.	4,693,328
30,323	Masco Corp.	795,372
32,211	Nielsen Holdings PLC	1,456,903
26,597	Norfolk Southern Corp.	2,072,172
16,908	Northrop Grumman Corp.	2,768,516
30,943	PACCAR, Inc.	1,824,709
12,108	Parker-Hannifin Corp.	1,303,547
15,654	Pentair PLC	865,510
17,585	Pitney Bowes, Inc.	348,359
12,044	Precision Castparts Corp.	2,773,131
18,479	Quanta Services, Inc.*	447,931
26,621	Raytheon Co.	2,730,250
21,754	Republic Services, Inc.	891,479
11,788	Robert Half International, Inc.	601,542
11,749	Rockwell Automation, Inc.	1,313,891
11,525	Rockwell Collins, Inc.	943,321
8,770	Roper Technologies, Inc.	1,421,529
4,646	Ryder System, Inc.	380,833
5,089	Snap-on, Inc.	813,070
58,286	Southwest Airlines Co.	2,139,096
13,408	Stanley Black & Decker, Inc.	1,361,180
7,408	Stericycle, Inc.*	1,045,565
24,220	Textron, Inc.	939,736
36,718	Tyco International PLC	1,332,496
76,397	Union Pacific Corp.	6,550,279
60,546	United Parcel Service, Inc., Class B	5,912,317
8,447	United Rentals, Inc.*	585,630
72,206	United Technologies Corp.	6,614,792
5,189	W.W. Grainger, Inc.	1,159,430
37,138	Waste Management, Inc.	1,859,128
15,829	Xylem, Inc.	513,651
		150,796,592
	Information Technology — 16.8%

54,625	Accenture PLC, Class A	5,149,499
43,709	Activision Blizzard, Inc.	1,251,389
41,466	Adobe Systems, Inc.*	3,257,984
15,566	Akamai Technologies, Inc.*	1,110,011
5,426	Alliance Data Systems Corp.*	1,395,513
26,265	Altera Corp.	1,275,166
26,936	Amphenol Corp., Class A	1,410,369
27,346	Analog Devices, Inc.	1,527,548
502,543	Apple, Inc.	56,666,749
107,438	Applied Materials, Inc.	1,728,140
19,870	Autodesk, Inc.*	928,922
40,965	Automatic Data Processing, Inc.	3,167,414
22,666	Avago Technologies Ltd.	2,855,236
47,431	Broadcom Corp., Class A	2,450,760
27,627	CA, Inc.	753,941

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
443,666	Cisco Systems, Inc.	$11,482,076
13,976	Citrix Systems, Inc.*	951,905
53,269	Cognizant Technology Solutions Corp., Class A*	3,352,751
12,000	Computer Sciences Corp.	743,880
109,804	Corning, Inc.	1,889,727
96,449	eBay, Inc.*	2,614,732
27,135	Electronic Arts, Inc.*	1,794,980
169,396	EMC Corp.	4,212,879
6,272	F5 Networks, Inc.*	761,484
183,718	Facebook, Inc., Class A*	16,429,901
24,727	Fidelity National Information Services, Inc.	1,707,647
6,599	First Solar, Inc.*	315,696
20,655	Fiserv, Inc.*	1,761,252
12,233	FLIR Systems, Inc.	350,231
24,977	Google, Inc., Class A*	16,180,600
25,044	Google, Inc., Class C*	15,483,453
10,756	Harris Corp.	826,276
157,569	Hewlett-Packard Co.	4,421,386
413,842	Intel Corp.	11,811,051
79,882	International Business Machines Corp.	11,813,749
24,051	Intuit, Inc.	2,062,373
30,668	Juniper Networks, Inc.	788,474
13,947	KLA-Tencor Corp.	698,884
13,817	Lam Research Corp.	1,005,463
20,900	Linear Technology Corp.	841,852
84,536	MasterCard, Inc., Class A	7,808,590
18,357	Microchip Technology, Inc.	780,172
93,985	Micron Technology, Inc.*	1,542,294
705,667	Microsoft Corp.	30,710,628
16,183	Motorola Solutions, Inc.	1,048,982
27,204	NetApp, Inc.	869,440
44,596	NVIDIA Corp.	1,002,518
278,101	Oracle Corp.	10,314,766
28,502	Paychex, Inc.	1,272,899
96,449	PayPal Holdings, Inc.*	3,375,715
13,025	Qorvo, Inc.*	723,018
142,143	QUALCOMM, Inc.	8,042,451
15,988	Red Hat, Inc.*	1,154,493
53,173	salesforce.com, Inc.*	3,688,079
18,126	SanDisk Corp.	988,955
27,693	Seagate Technology PLC	1,423,420
16,663	Skyworks Solutions, Inc.	1,455,513
59,366	Symantec Corp.	1,216,409
35,467	TE Connectivity Ltd.	2,102,838
12,386	Teradata Corp.*	362,043
90,738	Texas Instruments, Inc.	4,340,906
14,316	Total System Services, Inc.	656,102
9,144	VeriSign, Inc.*	630,387
168,629	Visa, Inc., Class A	12,023,248
18,939	Western Digital Corp.	1,552,240
45,054	Western Union Co. (The)	830,796
90,522	Xerox Corp.	920,609
22,559	Xilinx, Inc.	944,997
76,131	Yahoo!, Inc.*	2,454,463
		303,468,314
	Materials — 2.5%

16,868	Air Products & Chemicals, Inc.	2,353,592
5,942	Airgas, Inc.	573,522
114,238	Alcoa, Inc.	1,079,549
7,929	Avery Dennison Corp.	460,516
12,014	Ball Corp.	791,843
20,530	CF Industries Holdings, Inc.	1,178,011
94,539	Dow Chemical Co. (The)	4,137,027
78,981	E.I. du Pont de Nemours & Co.	4,067,522
12,987	Eastman Chemical Co.	941,038
23,365	Ecolab, Inc.	2,550,056
11,655	FMC Corp.	493,123
90,712	Freeport-McMoRan, Inc.	965,176
7,062	International Flavors & Fragrances, Inc.	773,642
36,894	International Paper Co.	1,591,607
34,279	LyondellBasell Industries N.V., Class A	2,926,741
5,429	Martin Marietta Materials, Inc.	910,986
41,534	Monsanto Co.	4,055,795
27,079	Mosaic Co. (The)	1,105,636
46,143	Newmont Mining Corp.	787,661
27,836	Nucor Corp.	1,205,020
14,055	Owens-Illinois, Inc.*	293,047
23,714	PPG Industries, Inc.	2,259,707
25,156	Praxair, Inc.	2,660,247
18,344	Sealed Air Corp.	943,799
6,899	Sherwin-Williams Co. (The)	1,764,833
10,412	Sigma-Aldrich Corp.	1,451,537
11,584	Vulcan Materials Co.	1,084,494
22,740	WestRock Co.	1,349,619
		44,755,346
	Telecommunication Services — 2.1%

535,975	AT&T, Inc.	17,794,370
49,189	CenturyLink, Inc.	1,330,071
100,614	Frontier Communications Corp.	510,113
25,670	Level 3 Communications, Inc.*	1,148,219
355,782	Verizon Communications, Inc.	16,369,530
		37,152,303
	Utilities — 2.5%

59,540	AES Corp. (The)	714,480
10,453	AGL Resources, Inc.	637,528
21,165	Ameren Corp.	852,738
42,737	American Electric Power Co., Inc.	2,320,192
37,525	CenterPoint Energy, Inc.	698,715
24,077	CMS Energy Corp.	789,244
25,554	Consolidated Edison, Inc.	1,607,602
51,779	Dominion Resources, Inc.	3,611,585
15,629	DTE Energy Co.	1,220,000
60,314	Duke Energy Corp.	4,276,866
28,413	Edison International	1,661,592
15,644	Entergy Corp.	1,022,023
27,715	Eversource Energy	1,309,257
75,126	Exelon Corp.	2,310,876
36,826	FirstEnergy Corp.	1,176,959
38,734	NextEra Energy, Inc.	3,811,813
27,693	NiSource, Inc.	464,965
29,100	NRG Energy, Inc.	579,672

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22,054	Pepco Holdings, Inc.	$506,801
41,870	PG&E Corp.	2,075,915
9,663	Pinnacle West Capital Corp.	575,238
58,271	PPL Corp.	1,805,818
44,135	Public Service Enterprise Group, Inc.	1,776,434
12,460	SCANA Corp.	659,009
20,291	Sempra Energy	1,924,601
79,226	Southern Co. (The)	3,439,201
20,512	TECO Energy, Inc.	432,188
27,483	WEC Energy Group, Inc.	1,309,565
44,221	Xcel Energy, Inc.	1,491,574
		45,062,451
	Total Common Stocks (Cost $1,607,387,421)	1,518,453,170

Principal Amount
	U.S. Government & Agency Securities (a) — 4.1%
	U.S. Treasury Bills
$24,115,000	0.00%, due 09/17/15	24,114,169
20,000,000	0.00%, due 10/22/15	19,999,433
30,000,000	0.00%, due 11/27/15	30,000,301
	Total U.S. Government & Agency Securities (Cost $74,112,805)	74,113,903

	Repurchase Agreements (a)(b) — 7.9%
142,740,697	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $142,741,199	142,740,697
	Total Repurchase Agreements (Cost $142,740,697)	142,740,697
	Total Investment Securities (Cost $1,824,240,923) — 96.2%	1,735,307,770
	Other assets less liabilities — 3.8%	69,111,795
	Net Assets — 100.0%	$1,804,419,565

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $117,922,883.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,417,782
Aggregate gross unrealized depreciation	(150,295,648)
Net unrealized depreciation	$(93,877,866)
Federal income tax cost of investments	$1,829,185,636

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,763	09/18/15	$173,501,238	$1,333,542

Cash collateral in the amount of $8,920,780 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$45,587,880	11/06/15	Bank of America, N.A.	0.54%	S&P 500®	$2,041,189
35,863,561	01/06/16	Citibank, N.A.	0.50%	S&P 500®	8,311,987
66,397,223	02/08/16	Credit Suisse International	0.64%	S&P 500®	13,037,558
224,136,803	11/06/15	Deutsche Bank AG	0.23%	SPDR® S&P 500® ETF Trust	5,832,738
461,916,340	11/06/15	Deutsche Bank AG	0.35%	S&P 500®	32,997,693
44,556,936	01/06/16	Goldman Sachs International	0.55%	S&P 500®	1,815,535
190,169,521	11/07/16	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	(607,793)
622,758,856	11/06/17	Morgan Stanley & Co. International PLC	0.59%	S&P 500®	10,184,067
49,773,107	11/06/17	Societe Generale	0.44%	S&P 500®	(1,578,554)
175,820,228	01/06/16	UBS AG	0.54%	S&P 500®	9,262,945
$1,916,980,455					$81,297,365

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 84.2%
	Consumer Discretionary — 16.8%

75,124	Amazon.com, Inc.*	$38,530,348
27,635	Bed Bath & Beyond, Inc.*	1,716,410
18,070	Charter Communications, Inc., Class A*	3,281,693
403,967	Comcast Corp., Class A	22,811,423
24,066	Discovery Communications, Inc., Class A*	640,156
44,236	Discovery Communications, Inc., Class C*	1,121,825
36,198	DISH Network Corp., Class A*	2,145,455
37,701	Dollar Tree, Inc.*	2,875,078
30,883	Garmin Ltd.	1,161,510
130,616	JD.com, Inc. (ADR)*	3,380,342
99,897	Liberty Global PLC*	4,482,378
2,041	Liberty Global PLC LiLAC, Class A*	70,146
5,000	Liberty Global PLC LiLAC, Class C*	166,247
40,662	Liberty Global PLC, Class A*	1,956,655
71,520	Liberty Interactive Corp. QVC Group, Class A*	1,933,901
16,863	Liberty Media Corp.*	628,147
36,525	Liberty Media Corp., Class C*	1,322,935
21,716	Liberty Ventures*	862,777
44,354	Marriott International, Inc., Class A	3,134,054
54,578	Mattel, Inc.	1,278,762
68,456	Netflix, Inc.*	7,874,494
16,289	O’Reilly Automotive, Inc.*	3,910,500
8,363	Priceline Group, Inc. (The)*	10,442,376
66,751	Ross Stores, Inc.	3,245,434
882,861	Sirius XM Holdings, Inc.*	3,368,115
103,348	Staples, Inc.	1,468,575
242,057	Starbucks Corp.	13,242,938
20,391	Tesla Motors, Inc.*	5,078,582
22,005	Tractor Supply Co.	1,877,247
21,084	TripAdvisor, Inc.*	1,473,772
203,091	Twenty-First Century Fox, Inc., Class A	5,562,662
128,818	Twenty-First Century Fox, Inc., Class B	3,563,106
55,915	Viacom, Inc., Class B	2,279,655
16,379	Wynn Resorts Ltd.	1,229,244
		158,116,942
	Consumer Staples — 6.2%

70,972	Costco Wholesale Corp.	9,939,629
24,840	Keurig Green Mountain, Inc.	1,405,944
195,604	Kraft Heinz Co. (The)	14,212,587
262,404	Mondelez International, Inc., Class A	11,115,433
32,952	Monster Beverage Corp.*	4,562,534
175,960	Walgreens Boots Alliance, Inc.	15,229,338
57,796	Whole Foods Market, Inc.	1,893,397
		58,358,862
	Health Care — 12.7%

36,433	Alexion Pharmaceuticals, Inc.*	6,273,398
122,656	Amgen, Inc.	18,616,728
37,947	Biogen, Inc.*	11,281,643
25,969	BioMarin Pharmaceutical, Inc.*	3,356,234
127,951	Celgene Corp.*	15,108,454
55,504	Cerner Corp.*	3,427,927
117,647	Express Scripts Holding Co.*	9,835,289
237,077	Gilead Sciences, Inc.	24,909,680
13,489	Henry Schein, Inc.*	1,845,430
23,245	Illumina, Inc.*	4,593,445
5,945	Intuitive Surgical, Inc.*	3,037,598
79,053	Mylan N.V.*	3,920,238
16,346	Regeneron Pharmaceuticals, Inc.*	8,393,671
39,322	Vertex Pharmaceuticals, Inc.*	5,014,341
		119,614,076
	Industrials — 1.8%

111,760	American Airlines Group, Inc.	4,356,405
23,524	C.H. Robinson Worldwide, Inc.	1,586,223
30,855	Expeditors International of Washington, Inc.	1,510,969
47,422	Fastenal Co.	1,827,644
57,235	PACCAR, Inc.	3,375,148
13,719	Stericycle, Inc.*	1,936,300
27,276	Verisk Analytics, Inc.*	1,993,330
		16,586,019
	Information Technology — 46.0%

117,147	Activision Blizzard, Inc.	3,353,919
80,705	Adobe Systems, Inc.*	6,340,992
28,801	Akamai Technologies, Inc.*	2,053,799
48,571	Altera Corp.	2,358,122
50,580	Analog Devices, Inc.	2,825,399
929,365	Apple, Inc.	104,795,197
198,681	Applied Materials, Inc.	3,195,784
36,721	Autodesk, Inc.*	1,716,707
75,745	Automatic Data Processing, Inc.	5,856,603
41,389	Avago Technologies Ltd.	5,213,772
44,695	Baidu, Inc. (ADR)*	6,581,339
89,204	Broadcom Corp., Class A	4,609,171
70,926	CA, Inc.	1,935,571
29,177	Check Point Software Technologies Ltd.*	2,276,098
820,445	Cisco Systems, Inc.	21,233,117
25,853	Citrix Systems, Inc.*	1,760,848
98,489	Cognizant Technology Solutions Corp., Class A*	6,198,898
195,971	eBay, Inc.*	5,312,774
50,754	Electronic Arts, Inc.*	3,357,377
362,789	Facebook, Inc., Class A*	32,444,220
38,193	Fiserv, Inc.*	3,256,717
46,503	Google, Inc., Class A*	30,125,573
55,274	Google, Inc., Class C*	34,173,150
765,295	Intel Corp.	21,841,519
44,470	Intuit, Inc.	3,813,302
25,796	KLA-Tencor Corp.	1,292,638
25,542	Lam Research Corp.	1,858,691
38,626	Linear Technology Corp.	1,555,855
174,472	Micron Technology, Inc.*	2,863,086
1,304,998	Microsoft Corp.	56,793,513
50,296	NetApp, Inc.	1,607,460
86,794	NVIDIA Corp.	1,951,129
40,613	NXP Semiconductors N.V.*	3,437,890
58,594	Paychex, Inc.	2,616,808
262,978	QUALCOMM, Inc.	14,879,295
33,538	SanDisk Corp.	1,829,833

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
51,198	Seagate Technology PLC	$2,631,577
30,816	Skyworks Solutions, Inc.	2,691,778
109,818	Symantec Corp.	2,250,171
167,828	Texas Instruments, Inc.	8,028,892
37,249	Western Digital Corp.	3,052,928
41,729	Xilinx, Inc.	1,748,028
151,388	Yahoo!, Inc.*	4,880,749
		432,600,289
	Telecommunication Services — 0.7%

20,883	SBA Communications Corp., Class A*	2,468,370
283,395	VimpelCom Ltd. (ADR)	1,323,455
68,643	Vodafone Group PLC (ADR)	2,366,811
		6,158,636
	Total Common Stocks (Cost $801,210,468)	791,434,824

Principal Amount
	Repurchase Agreements (a)(b) — 14.9%
$139,871,558	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $139,872,050	139,871,558
	Total Repurchase Agreements (Cost $139,871,558)	139,871,558

	Total Investment Securities (Cost $941,082,026) — 99.1%	931,306,382
	Other assets less liabilities — 0.9%	8,167,967
	Net Assets — 100.0%	$939,474,349

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $109,961,122.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,366,057
Aggregate gross unrealized depreciation	(52,015,146)
Net unrealized depreciation	$(11,649,089)
Federal income tax cost of investments	$942,955,471

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	665	09/18/15	$56,797,650	$(287,276)

Cash collateral in the amount of $2,926,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$63,925,317	11/06/15	Bank of America, N.A.	0.64%	NASDAQ-100 Index®	$(174,101)
143,887,155	04/06/16	Citibank, N.A.	0.65%	NASDAQ-100 Index®	5,286,968
132,287,261	11/07/16	Credit Suisse International	0.64%	NASDAQ-100 Index®	(4,502,522)
85,738,989	01/06/16	Deutsche Bank AG	0.30%	PowerShares QQQ TrustSM, Series 1	(3,210,173)
239,827,632	01/06/16	Deutsche Bank AG	0.50%	NASDAQ-100 Index®	(10,034,058)
31,557,550	02/08/16	Goldman Sachs International	0.65%	NASDAQ-100 Index®	349,037
66,359,186	02/08/16	Goldman Sachs International	0.45%	PowerShares QQQ TrustSM, Series 1	2,276,446
10,818,956	11/06/15	Morgan Stanley & Co. International PLC	0.69%	NASDAQ-100 Index®	1,517,386
91,412,184	11/06/17	Morgan Stanley & Co. International PLC	0.59%	PowerShares QQQ TrustSM, Series 1	(2,441,175)
88,966,847	11/07/16	Societe Generale	0.54%	NASDAQ-100 Index®	(779,541)
75,939,389	11/07/16	UBS AG	0.54%	NASDAQ-100 Index®	(2,176,477)
$1,030,720,466					$(13,888,210)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 3l, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.1%
	Consumer Discretionary — 15.0%

85,977	Home Depot, Inc. (The)	$10,012,881
85,977	McDonald’s Corp.	8,169,534
85,977	NIKE, Inc., Class B	9,607,930
85,977	Walt Disney Co. (The)	8,759,337
		36,549,682
	Consumer Staples — 6.2%

85,977	Coca-Cola Co. (The)	3,380,616
85,977	Procter & Gamble Co. (The)	6,075,994
85,977	Wal-Mart Stores, Inc.	5,565,291
		15,021,901
	Energy — 5.5%

85,977	Chevron Corp.	6,963,277
85,977	Exxon Mobil Corp.	6,468,910
		13,432,187
	Financials — 15.1%

85,977	American Express Co.	6,596,156
85,977	Goldman Sachs Group, Inc. (The)	16,215,262
85,977	JPMorgan Chase & Co.	5,511,126
85,977	Travelers Cos., Inc. (The)	8,559,010
		36,881,554
	Health Care — 10.4%

85,977	Johnson & Johnson	8,080,119
85,977	Merck & Co., Inc.	4,629,861
85,977	Pfizer, Inc.	2,770,179
85,977	UnitedHealth Group, Inc.	9,947,539
		25,427,698
	Industrials — 16.4%

85,977	3M Co.	12,220,771
85,977	Boeing Co. (The)	11,235,474
85,977	Caterpillar, Inc.	6,572,082
85,977	General Electric Co.	2,133,949
85,977	United Technologies Corp.	7,876,353
		40,038,629
	Information Technology — 15.1%

85,977	Apple, Inc.	9,694,766
85,977	Cisco Systems, Inc.	2,225,085
85,977	Intel Corp.	2,453,784
85,977	International Business Machines Corp.	12,715,139
85,977	Microsoft Corp.	3,741,719
85,977	Visa, Inc., Class A	6,130,160
		36,960,653
	Materials — 1.8%

85,977	E.I. du Pont de Nemours & Co.	4,427,815

	Telecommunication Services — 1.6%

85,977	Verizon Communications, Inc.	3,955,802

	Total Common Stocks
	(Cost $223,076,835)	212,695,921

Principal Amount
	Repurchase Agreements (a)(b) — 10.5%
$25,720,528	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $25,720,618	25,720,528
	Total Repurchase Agreements (Cost $25,720,528)	25,720,528

	Total Investment Securities
	(Cost $248,797,363) — 97.6%	238,416,449
	Other assets less liabilities — 2.4%	5,926,447
	Net Assets — 100.0%	$244,342,896

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $26,406,088.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,716,956
Aggregate gross unrealized depreciation	(20,102,876)
Net unrealized depreciation	$(10,385,920)
Federal income tax cost of investments	$248,802,369

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	220	09/18/15	$18,151,100	$(178,103)

Cash collateral in the amount of $943,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$14,747,968	11/07/16	Bank of America, N.A.	0.64%	Dow Jones Industrial AverageSM	$(246,094)
6,956,163	04/06/16	Citibank, N.A.	0.50%	Dow Jones Industrial AverageSM	(564,217)
37,670,968	11/06/15	Credit Suisse International	0.64%	Dow Jones Industrial AverageSM	9,660,641
70,634,774	11/06/15	Deutsche Bank AG	0.25%	Dow Jones Industrial AverageSM	6,868,325
76,235,418	02/08/16	Deutsche Bank AG	0.20%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(1,807,135)
4,276,882	02/08/16	Goldman Sachs International	0.75%	Dow Jones Industrial AverageSM	249,950
25,916,980	11/06/15	Societe Generale	0.55%	Dow Jones Industrial AverageSM	(92,020)
21,367,505	11/07/16	UBS AG	0.54%	Dow Jones Industrial AverageSM	(1,020,676)
$257,806,658					$13,048,774

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio lnvestments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 84.9%
	Consumer Discretionary — 11.7%
4,268	Aaron’s, Inc.	$160,690
4,597	Abercrombie & Fitch Co., Class A	91,296
3,917	AMC Networks, Inc., Class A*	283,513
11,622	American Eagle Outfitters, Inc.	197,807
6,374	Apollo Education Group, Inc.*	70,815
11,297	Ascena Retail Group, Inc.*	136,355
3,564	Big Lots, Inc.	171,036
4,040	Brinker International, Inc.	214,645
6,126	Brunswick Corp.	304,524
1,255	Buffalo Wild Wings, Inc.*	238,048
3,169	Cabela’s, Inc.*	142,510
293	Cable One, Inc.*	121,695
3,472	Carter’s, Inc.	341,332
2,997	Cheesecake Factory, Inc. (The)	162,647
9,473	Chico’s FAS, Inc.	141,242
6,944	Cinemark Holdings, Inc.	246,859
1,583	Cracker Barrel Old Country Store, Inc.	228,237
5,091	CST Brands, Inc.	176,760
10,780	Dana Holding Corp.	189,081
2,200	Deckers Outdoor Corp.*	141,658
3,790	DeVry Education Group, Inc.	99,146
6,418	Dick’s Sporting Goods, Inc.	321,734
3,647	Domino’s Pizza, Inc.	386,363
4,821	DreamWorks Animation SKG, Inc., Class A*	96,131
6,359	Dunkin’ Brands Group, Inc.	318,967
9,241	Foot Locker, Inc.	654,170
19,440	Gentex Corp.	301,320
293	Graham Holdings Co., Class B	193,837
4,247	Guess?, Inc.	93,901
2,150	HSN, Inc.	130,742
1,847	International Speedway Corp., Class A	59,270
20,183	J.C. Penney Co., Inc.*	183,867
2,470	Jack in the Box, Inc.	193,105
12,817	Jarden Corp.*	658,025
3,065	John Wiley & Sons, Inc., Class A	158,031
8,435	Kate Spade & Co.*	159,928
6,016	KB Home	88,134
9,642	Live Nation Entertainment, Inc.*	237,386
20,101	LKQ Corp.*	602,829
2,582	MDC Holdings, Inc.	73,561
2,416	Meredith Corp.	114,084
2,812	Murphy USA, Inc.*	143,721
8,668	New York Times Co. (The), Class A	105,403
255	NVR, Inc.*	387,587
32,573	Office Depot, Inc.*	258,304
1,676	Panera Bread Co., Class A*	298,831
4,040	Polaris Industries, Inc.	524,675
3,504	Rent-A-Center, Inc.	94,223
13,354	Service Corp. International	395,946
2,716	Skechers U.S.A., Inc., Class A*	382,250
4,087	Sotheby’s	143,903
4,033	Tempur Sealy International, Inc.*	294,490
3,012	Thor Industries, Inc.	164,395
7,237	Time, Inc.	150,313
10,589	Toll Brothers, Inc.*	391,475
9,720	TRI Pointe Group, Inc.*	134,914
3,294	Tupperware Brands Corp.	168,752
4,204	Vista Outdoor, Inc.*	196,579
15,276	Wendy’s Co. (The)	139,164
5,632	Williams-Sonoma, Inc.	428,201
		13,688,407
	Consumer Staples — 3.8%

28,750	Avon Products, Inc.	149,212
603	Boston Beer Co., Inc. (The), Class A*	123,657
2,559	Casey’s General Stores, Inc.	270,896
8,648	Church & Dwight Co., Inc.	746,149
6,235	Dean Foods Co.	102,628
4,109	Edgewell Personal Care Co.	361,839
4,109	Energizer Holdings, Inc.	171,592
12,216	Flowers Foods, Inc.	283,533
6,780	Hain Celestial Group, Inc. (The)*	412,631
4,728	Ingredion, Inc.	408,215
1,283	Lancaster Colony Corp.	121,667
4,011	Post Holdings, Inc.*	261,838
13,666	SUPERVALU, Inc.*	112,608
1,346	Tootsie Roll Industries, Inc.	41,834
2,833	TreeHouse Foods, Inc.*	224,855
3,309	United Natural Foods, Inc.*	159,328
11,572	WhiteWave Foods Co. (The)*	533,932
		4,486,414
	Energy — 3.2%

3,973	Atwood Oceanics, Inc.	75,924
20,406	California Resources Corp.	79,175
23,565	Denbury Resources, Inc.	102,272
2,574	Dril-Quip, Inc.*	177,452
5,206	Energen Corp.	270,712
7,048	Gulfport Energy Corp.*	252,530
6,509	Helix Energy Solutions Group, Inc.*	45,238
12,951	HollyFrontier Corp.	606,884
19,267	Nabors Industries Ltd.	222,341
15,989	Noble Corp. PLC	208,177
6,525	Oceaneering International, Inc.	285,925
3,409	Oil States International, Inc.*	96,713
9,772	Patterson-UTI Energy, Inc.	159,088
10,740	QEP Resources, Inc.	150,790
8,244	Rowan Cos. PLC, Class A	148,145
4,458	SM Energy Co.	163,609
9,942	Superior Energy Services, Inc.	158,177
4,671	Western Refining, Inc.	200,946
4,770	World Fuel Services Corp.	184,360
15,512	WPX Energy, Inc.*	113,393
		3,701,851
	Financials — 21.7%

3,002	Alexander & Baldwin, Inc.	101,558
4,760	Alexandria Real Estate Equities, Inc. (REIT)	409,312
1,061	Alleghany Corp.*	498,447
7,422	American Campus Communities, Inc. (REIT)	254,204
4,880	American Financial Group, Inc./OH	337,013
11,098	Arthur J. Gallagher & Co.	485,205
4,072	Aspen Insurance Holdings Ltd.	186,946
10,079	Associated Banc-Corp	185,050
5,678	BancorpSouth, Inc.	134,909
2,882	Bank of Hawaii Corp.	178,857
4,645	Bank of the Ozarks, Inc.	194,161
13,449	BioMed Realty Trust, Inc. (REIT)	248,807
7,632	Brown & Brown, Inc.	244,682
5,739	Camden Property Trust (REIT)	413,380
5,466	Care Capital Properties, Inc. (REIT)*	173,764
4,911	Cathay General Bancorp	145,513
5,516	CBOE Holdings, Inc.	348,942
3,197	City National Corp./CA	280,633
13,014	CNO Financial Group, Inc.	232,820

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,520	Commerce Bancshares, Inc./MO	$247,351
7,920	Communications Sales & Leasing, Inc. (REIT)	159,192
6,247	Corporate Office Properties Trust (REIT)	131,374
7,733	Corrections Corp. of America (REIT)	227,196
3,632	Cullen/Frost Bankers, Inc.	234,845
9,060	Douglas Emmett, Inc. (REIT)	250,328
22,801	Duke Realty Corp. (REIT)	411,786
9,566	East West Bancorp, Inc.	386,562
7,793	Eaton Vance Corp.	270,183
4,002	Endurance Specialty Holdings Ltd.	255,127
5,304	Equity One, Inc. (REIT)	124,697
2,936	Everest Re Group Ltd.	516,178
8,145	Extra Space Storage, Inc. (REIT)	598,495
4,538	Federal Realty Investment Trust (REIT)	585,765
6,314	Federated Investors, Inc., Class B	195,734
7,163	First American Financial Corp.	278,354
15,430	First Horizon National Corp.	224,198
23,281	First Niagara Financial Group, Inc.	215,349
10,955	FirstMerit Corp.	196,752
11,676	Fulton Financial Corp.	141,980
5,147	Hancock Holding Co.	144,528
2,922	Hanover Insurance Group, Inc. (The)	230,546
6,324	HCC Insurance Holdings, Inc.	488,655
6,215	Highwoods Properties, Inc. (REIT)	235,797
3,827	Home Properties, Inc. (REIT)	284,002
9,909	Hospitality Properties Trust (REIT)	254,859
3,818	International Bancshares Corp.	97,932
9,777	Janus Capital Group, Inc.	145,482
2,964	Jones Lang LaSalle, Inc.	441,251
3,253	Kemper Corp.	115,221
5,818	Kilroy Realty Corp. (REIT)	377,355
5,346	Lamar Advertising Co., Class A (REIT)	285,156
7,465	LaSalle Hotel Properties (REIT)	234,849
9,877	Liberty Property Trust (REIT)	303,619
5,536	Mack-Cali Realty Corp. (REIT)	103,689
2,405	Mercury General Corp.	122,318
4,979	Mid-America Apartment Communities, Inc. (REIT)	391,300
7,429	MSCI, Inc.	449,603
8,855	National Retail Properties, Inc. (REIT)	307,711
29,358	New York Community Bancorp, Inc.	518,462
15,940	Old Republic International Corp.	250,417
10,626	Omega Healthcare Investors, Inc. (REIT)	358,946
6,469	PacWest Bancorp	275,838
2,688	Potlatch Corp. (REIT)	88,758
3,413	Primerica, Inc.	145,018
3,980	Prosperity Bancshares, Inc.	205,647
8,460	Raymond James Financial, Inc.	448,295
8,391	Rayonier, Inc. (REIT)	192,993
6,233	Regency Centers Corp. (REIT)	369,679
4,374	Reinsurance Group of America, Inc.	397,509
3,043	RenaissanceRe Holdings Ltd.	310,234
8,563	SEI Investments Co.	433,117
15,529	Senior Housing Properties Trust (REIT)	243,805
3,359	Signature Bank/NY*	448,393
28,129	SLM Corp.*	238,534
2,370	Sovran Self Storage, Inc. (REIT)	212,660
2,789	StanCorp Financial Group, Inc.	317,137
4,486	Stifel Financial Corp.*	209,048
3,386	SVB Financial Group*	423,521
8,802	Synovus Financial Corp.	267,845
6,333	Tanger Factory Outlet Centers, Inc. (REIT)	200,376
4,084	Taubman Centers, Inc. (REIT)	281,755
11,162	TCF Financial Corp.	173,234
4,464	Trustmark Corp.	102,806
17,114	UDR, Inc. (REIT)	552,782
14,574	Umpqua Holdings Corp.	243,532
6,100	Urban Edge Properties (REIT)	127,551
14,597	Valley National Bancorp	138,088
6,599	W. R. Berkley Corp.	358,194
5,569	Waddell & Reed Financial, Inc., Class A	217,581
6,266	Washington Federal, Inc.	142,176
5,999	Webster Financial Corp.	212,245
7,533	Weingarten Realty Investors (REIT)	238,344
7,425	WisdomTree Investments, Inc.	139,219
12,237	WP GLIMCHER, Inc. (REIT)	148,190
		25,351,451
	Health Care — 8.0%

5,218	Akorn, Inc.*	207,624
4,802	Align Technology, Inc.*	271,793
11,235	Allscripts Healthcare Solutions, Inc.*	154,706
1,367	Bio-Rad Laboratories, Inc., Class A*	190,464
2,455	Bio-Techne Corp.	231,948
6,488	Catalent, Inc.*	206,254
7,858	Centene Corp.*	484,996
3,130	Charles River Laboratories International, Inc.*	215,626
7,800	Community Health Systems, Inc.*	418,860
3,211	Cooper Cos., Inc. (The)	521,531
3,075	Halyard Health, Inc.*	96,678
5,097	Health Net, Inc.*	326,514
3,744	Hill-Rom Holdings, Inc.	197,833
16,153	Hologic, Inc.*	626,898
6,185	IDEXX Laboratories, Inc.*	442,042
2,928	LifePoint Health, Inc.*	228,765
6,180	MEDNAX, Inc.*	497,799
1,848	Mettler-Toledo International, Inc.*	548,024
2,659	Molina Healthcare, Inc.*	198,335
4,172	Owens & Minor, Inc.	141,806
3,646	PAREXEL International Corp.*	239,615
9,312	ResMed, Inc.	483,665
3,671	Sirona Dental Systems, Inc.*	350,140
3,947	STERIS Corp.	252,805
2,744	Teleflex, Inc.	358,915
3,582	Thoratec Corp.*	225,021
3,054	United Therapeutics Corp.*	459,993
5,429	VCA, Inc.*	300,658
2,910	WellCare Health Plans, Inc.*	263,850
4,754	West Pharmaceutical Services, Inc.	265,511
		9,408,669
	Industrials — 13.0%

4,951	A. O. Smith Corp.	319,389
2,870	Acuity Brands, Inc.	559,277
9,937	AECOM*	273,267
5,295	AGCO Corp.	259,667
8,566	Alaska Air Group, Inc.	641,251
7,015	B/E Aerospace, Inc.	341,981
4,317	Carlisle Cos., Inc.	434,722
2,211	CEB, Inc.	158,352
3,315	CLARCOR, Inc.	186,867
3,528	Clean Harbors, Inc.*	173,295
3,808	Con-way, Inc.	134,042
7,524	Copart, Inc.*	263,490

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,219	Crane Co.	$169,126
3,299	Deluxe Corp.	191,375
8,355	Donaldson Co., Inc.	261,595
2,036	Esterline Technologies Corp.*	166,362
10,534	Fortune Brands Home & Security, Inc.	504,052
2,749	FTI Consulting, Inc.*	109,575
2,901	GATX Corp.	143,803
3,391	Genesee & Wyoming, Inc., Class A*	231,877
3,877	Graco, Inc.	267,474
2,403	Granite Construction, Inc.	82,903
3,942	Herman Miller, Inc.	106,868
2,940	HNI Corp.	137,416
3,517	Hubbell, Inc., Class B	347,022
3,214	Huntington Ingalls Industries, Inc.	361,832
5,150	IDEX Corp.	369,924
5,894	ITT Corp.	220,495
17,388	JetBlue Airways Corp.*	388,100
9,532	KBR, Inc.	166,238
5,239	Kennametal, Inc.	159,789
3,687	Kirby Corp.*	260,044
3,486	KLX, Inc.*	136,303
2,935	Landstar System, Inc.	194,297
2,735	Lennox International, Inc.	322,839
4,995	Lincoln Electric Holdings, Inc.	292,957
5,169	ManpowerGroup, Inc.	449,186
2,080	MSA Safety, Inc.	94,598
3,343	MSC Industrial Direct Co., Inc., Class A	226,288
3,738	Nordson Corp.	248,652
7,082	NOW, Inc.*	120,819
4,477	Old Dominion Freight Line, Inc.*	297,676
3,927	Orbital ATK, Inc.	297,313
5,168	Oshkosh Corp.	217,314
13,784	R.R. Donnelley & Sons Co.	216,409
2,961	Regal Beloit Corp.	197,410
6,357	Rollins, Inc.	177,487
2,711	SPX Corp.	159,217
2,335	Teledyne Technologies, Inc.*	228,620
6,945	Terex Corp.	162,027
4,795	Timken Co. (The)	152,241
4,581	Towers Watson & Co., Class A	543,902
10,239	Trinity Industries, Inc.	276,351
3,256	Triumph Group, Inc.	160,814
1,557	Valmont Industries, Inc.	165,494
6,384	Wabtec Corp.	611,332
8,185	Waste Connections, Inc.	389,279
1,814	Watsco, Inc.	222,142
2,945	Werner Enterprises, Inc.	78,013
3,842	Woodward, Inc.	175,195
		15,205,645
	Information Technology — 13.4%

6,944	3D Systems Corp.*	95,341
7,715	ACI Worldwide, Inc.*	164,561
5,166	Acxiom Corp.*	108,279
41,645	Advanced Micro Devices, Inc.*	75,377
5,932	ANSYS, Inc.*	525,575
8,767	ARRIS Group, Inc.*	231,624
6,323	Arrow Electronics, Inc.*	353,582
27,580	Atmel Corp.	225,329
8,975	Avnet, Inc.	380,540
2,818	Belden, Inc.	141,999
7,921	Broadridge Financial Solutions, Inc.	418,150
19,340	Cadence Design Systems, Inc.*	387,187
10,594	CDK Global, Inc.	524,827
7,911	Ciena Corp.*	176,890
5,757	Cognex Corp.	204,719
2,810	CommVault Systems, Inc.*	100,710
6,531	Convergys Corp.	147,601
5,961	CoreLogic, Inc.*	226,220
7,210	Cree, Inc.*	196,256
21,932	Cypress Semiconductor Corp.*	219,320
4,285	Diebold, Inc.	133,349
1,867	DST Systems, Inc.	191,218
2,567	FactSet Research Systems, Inc.	405,381
2,052	Fair Isaac Corp.	175,590
7,694	Fairchild Semiconductor International, Inc.*	104,638
2,746	FEI Co.	207,268
9,412	Fortinet, Inc.*	396,622
5,486	Gartner, Inc.*	469,108
4,392	Global Payments, Inc.	489,225
10,325	Ingram Micro, Inc., Class A	279,395
9,803	Integrated Device Technology, Inc.*	186,159
2,383	InterDigital, Inc.	117,887
8,711	Intersil Corp., Class A	91,814
2,365	IPG Photonics Corp.*	199,653
12,804	Jabil Circuit, Inc.	247,757
5,404	Jack Henry & Associates, Inc.	367,256
11,190	Keysight Technologies, Inc.*	358,528
5,829	Knowles Corp.*	94,896
4,129	Leidos Holdings, Inc.	173,748
4,051	Lexmark International, Inc., Class A	121,449
4,876	Manhattan Associates, Inc.*	285,148
4,354	MAXIMUS, Inc.	263,635
6,530	Mentor Graphics Corp.	168,735
6,690	National Instruments Corp.	195,415
11,200	NCR Corp.*	281,008
6,209	NetScout Systems, Inc.*	226,939
3,659	NeuStar, Inc., Class A*	102,269
2,328	Plantronics, Inc.	123,756
8,924	Polycom, Inc.*	96,022
7,599	PTC, Inc.*	251,679
7,833	Rackspace Hosting, Inc.*	238,202
5,842	Rovi Corp.*	64,671
2,616	Science Applications International Corp.	127,582
2,625	Silicon Laboratories, Inc.*	114,135
4,391	SolarWinds, Inc.*	174,542
4,435	Solera Holdings, Inc.	213,634
19,263	SunEdison, Inc.*	200,335
2,434	Synaptics, Inc.*	170,599
10,248	Synopsys, Inc.*	480,939
2,428	Tech Data Corp.*	158,403
14,177	Teradyne, Inc.	255,753
17,145	Trimble Navigation Ltd.*	324,041
2,225	Tyler Technologies, Inc.*	307,139
1,889	Ultimate Software Group, Inc. (The)*	332,823
7,552	VeriFone Systems, Inc.*	235,924
8,971	Vishay Intertechnology, Inc.	88,633
2,554	WEX, Inc.*	241,430
3,418	Zebra Technologies Corp., Class A*	283,284
		15,721,703
	Materials — 5.9%

7,413	Albemarle Corp.	335,142
7,217	Allegheny Technologies, Inc.	139,360
4,137	AptarGroup, Inc.	278,668
4,108	Ashland, Inc.	431,217
6,439	Bemis Co., Inc.	273,142
4,194	Cabot Corp.	142,051
3,331	Carpenter Technology Corp.	129,909
11,964	Chemours Co. (The)	115,692

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,647	Commercial Metals Co.	$120,058
2,225	Compass Minerals International, Inc.	180,225
4,718	Cytec Industries, Inc.	350,076
4,230	Domtar Corp.	170,088
3,319	Eagle Materials, Inc.	271,594
2,244	Greif, Inc., Class A	65,704
9,413	Louisiana-Pacific Corp.*	154,750
2,295	Minerals Technologies, Inc.	123,448
699	NewMarket Corp.	267,885
5,122	Olin Corp.	102,235
6,547	Packaging Corp. of America	439,369
5,894	PolyOne Corp.	191,378
4,909	Reliance Steel & Aluminum Co.	285,311
4,308	Royal Gold, Inc.	207,301
8,803	RPM International, Inc.	386,012
2,955	Scotts Miracle-Gro Co. (The), Class A	183,772
3,088	Sensient Technologies Corp.	201,183
2,759	Silgan Holdings, Inc.	144,461
6,667	Sonoco Products Co.	262,146
15,978	Steel Dynamics, Inc.	311,251
9,626	United States Steel Corp.	157,674
4,939	Valspar Corp. (The)	362,029
3,196	Worthington Industries, Inc.	81,786
		6,864,917
	Telecommunication Services — 0.2%

6,497	Telephone & Data Systems, Inc.	184,775

	Utilities — 4.0%

7,465	Alliant Energy Corp.	423,042
11,701	Aqua America, Inc.	296,737
6,675	Atmos Energy Corp.	365,723
2,962	Black Hills Corp.	117,828
3,997	Cleco Corp.	214,159
10,211	Great Plains Energy, Inc.	254,458
7,098	Hawaiian Electric Industries, Inc.	200,660
3,327	IDACORP, Inc.	197,524
12,870	MDU Resources Group, Inc.	230,502
5,578	National Fuel Gas Co.	300,989
13,188	OGE Energy Corp.	369,792
3,475	ONE Gas, Inc.	149,321
5,264	PNM Resources, Inc.	134,811
11,611	Questar Corp.	224,208
5,509	Talen Energy Corp.*	78,503
11,399	UGI Corp.	388,478
5,460	Vectren Corp.	219,656
9,334	Westar Energy, Inc.	341,158
3,286	WGL Holdings, Inc.	178,101
		4,685,650
	Total Common Stocks
	(Cost $112,943,928)	99,299,482

Principal Amount
	U.S. Government & Agency Security (a) — 7.9%
$9,183,000	U.S. Treasury Bill 0.00%, due 09/17/15	9,182,684
	Total U.S. Government & Agency Security (Cost 9,182,684)	9,182,684

	Repurchase Agreements (a)(b) — 34.8%
40,635,539	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $40,635,681	40,635,539
	Total Repurchase Agreements (Cost $40,635,539)	40,635,539

	Total Investment Securities
	(Cost $162,762,151) — 127.6%	149,117,705
	Liabilities in excess of other assets — (27.6)%	(32,256,933)
	Net Assets — 100.0%	$116,860,772

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $86,962,972.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,843,269
Aggregate gross unrealized depreciation	(15,651,968)
Net unrealized depreciation	$(13,808,699)
Federal income tax cost of investments	$162,926,404

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	130	09/18/15	$18,383,300	$(691,899)

Cash collateral in the amount of $958,100 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$17,223,078	11/07/16	Bank of America, N.A.	0.34%	S&P MidCap 400®	$(837,798)
16,358,093	02/08/16	Citibank, N.A.	0.35%	S&P MidCap 400®	58,449
2,782,432	11/06/15	Credit Suisse International	0.49%	S&P MidCap 400®	(5,215,318)
18,410,313	11/06/15	Deutsche Bank AG	0.15%	SPDR® S&P MidCap 400® ETF Trust	(15,650,864)
31,561,013	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(35,686,243)
5,021,343	12/07/15	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	104,454
8,610,565	12/07/15	Goldman Sachs International	0.55%	S&P MidCap 400®	(172,266)
5,630,028	11/06/15	Morgan Stanley & Co. International PLC	0.39%	S&P MidCap 400®	2,976,091
7,977,498	11/06/15	Societe Generale	0.49%	S&P MidCap 400®	3,669,677
2,482,506	11/07/16	UBS AG	0.49%	S&P MidCap 400®	275,797
$116,056,869					$(50,478,021)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.1%
	Consumer Discretionary — 13.1%

2,590	1-800-Flowers.com, Inc., Class A*	$21,730
2,483	2U, Inc.*	86,831
7,206	Abercrombie & Fitch Co., Class A	143,111
2,197	AMC Entertainment Holdings, Inc., Class A	63,669
7,855	American Axle & Manufacturing Holdings, Inc.*	158,671
20,248	American Eagle Outfitters, Inc.	344,621
1,777	American Public Education, Inc.*	38,970
884	America’s Car-Mart, Inc.*	31,647
9,775	Apollo Education Group, Inc.*	108,600
1,342	Arctic Cat, Inc.	35,469
2,823	Asbury Automotive Group, Inc.*	227,449
17,783	Ascena Retail Group, Inc.*	214,641
1,379	Ascent Capital Group, Inc., Class A*	38,722
3,327	Barnes & Noble Education, Inc.*	42,921
5,258	Barnes & Noble, Inc.	82,077
1,114	Bassett Furniture Industries, Inc.	32,328
3,384	Beazer Homes USA, Inc.*	56,513
2,950	bebe stores, inc.	4,041
10,038	Belmond Ltd., Class A*	114,132
1,894	Big 5 Sporting Goods Corp.	21,781
5,588	Big Lots, Inc.	268,168
172	Biglari Holdings, Inc.*	64,201
2,226	BJ’s Restaurants, Inc.*	95,696
2,358	Black Diamond, Inc.*	17,567
12,845	Bloomin’ Brands, Inc.	265,891
1,230	Blue Nile, Inc.*	41,894
2,295	Bob Evans Farms, Inc.	103,711
859	Bojangles’, Inc.*	17,884
1,238	Boot Barn Holdings, Inc.*	27,038
8,267	Boyd Gaming Corp.*	133,099
1,575	Bravo Brio Restaurant Group, Inc.*	20,081
1,749	Bridgepoint Education, Inc.*	14,132
3,873	Bright Horizons Family Solutions, Inc.*	236,718
2,934	Buckle, Inc. (The)	123,815
1,968	Buffalo Wild Wings, Inc.*	373,290
1,472	Build-A-Bear Workshop, Inc.*	28,851
7,813	Burlington Stores, Inc.*	414,792
4,790	Caesars Acquisition Co., Class A*	34,105
5,742	Caesars Entertainment Corp.*	54,836
4,538	Caleres, Inc.	151,115
8,088	Callaway Golf Co.	71,579
1,346	Cambium Learning Group, Inc.*	7,013
1,265	Capella Education Co.	61,669
7,034	Career Education Corp.*	26,096
2,537	Carmike Cinemas, Inc.*	60,507
1,686	Carriage Services, Inc.	38,694
3,678	Carrols Restaurant Group, Inc.*	46,527
2,726	Cato Corp. (The), Class A	95,764
918	Cavco Industries, Inc.*	65,683
7,636	Central European Media Enterprises Ltd., Class A*	16,799
1,577	Century Communities, Inc.*	34,694
5,052	Cheesecake Factory, Inc. (The)	274,172
7,908	Chegg, Inc.*	58,756
887	Cherokee, Inc.*	22,743
14,853	Chico’s FAS, Inc.	221,458
2,136	Children’s Place, Inc. (The)	127,989
3,855	Christopher & Banks Corp.*	6,746
1,394	Churchill Downs, Inc.	185,221
1,706	Chuy’s Holdings, Inc.*	52,272
1,612	Citi Trends, Inc.	42,573
4,552	ClubCorp Holdings, Inc.	102,466
740	Collectors Universe, Inc.	13,816
2,973	Columbia Sportswear Co.	182,453
2,834	Conn’s, Inc.*	84,595
1,633	Container Store Group, Inc. (The)*	27,614
5,965	Cooper Tire & Rubber Co.	230,249
1,407	Cooper-Standard Holding, Inc.*	80,790
2,393	Core-Mark Holding Co., Inc.	143,843
1,987	Cracker Barrel Old Country Store, Inc.	286,486
7,976	Crocs, Inc.*	117,486
3,585	Crown Media Holdings, Inc., Class A*	19,180
968	CSS Industries, Inc.	25,633
1,070	Culp, Inc.	32,902
14,776	Cumulus Media, Inc., Class A*	21,130
112	Daily Journal Corp.*	21,836
16,903	Dana Holding Corp.	296,479
2,361	Dave & Buster’s Entertainment, Inc.*	81,313
3,386	Deckers Outdoor Corp.*	218,025
2,446	Del Frisco’s Restaurant Group, Inc.*	36,299
8,741	Denny’s Corp.*	98,161
3,722	Destination XL Group, Inc.*	22,518
6,602	DeVry Education Group, Inc.	172,708
4,316	Diamond Resorts International, Inc.*	109,583
1,757	DineEquity, Inc.	167,793
2,771	Dorman Products, Inc.*	139,520
7,869	DreamWorks Animation SKG, Inc., Class A*	156,908
2,500	Drew Industries, Inc.	138,150
6,127	E.W. Scripps Co. (The), Class A	107,345
1,394	El Pollo Loco Holdings, Inc.*	18,136
2,922	Eldorado Resorts, Inc.*	27,525
1,605	Empire Resorts, Inc.*	6,837
2,632	Entercom Communications Corp., Class A*	29,005
6,603	Entravision Communications Corp., Class A	53,154
2,931	Eros International PLC*	97,075
1,033	Escalade, Inc.	18,480
2,635	Ethan Allen Interiors, Inc.	78,391
2,071	Etsy, Inc.*	29,677
5,169	EVINE Live, Inc.*	13,905
8,755	Express, Inc.*	178,602
3,143	Federal-Mogul Holdings Corp.*	28,916
1,430	Fenix Parts, Inc.*	14,257
2,779	Fiesta Restaurant Group, Inc.*	143,508

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,771	Finish Line, Inc. (The), Class A	$125,811
5,644	Five Below, Inc.*	218,253
608	Flexsteel Industries, Inc.	18,726
1,757	Fox Factory Holding Corp.*	26,390
4,385	Francesca’s Holdings Corp.*	49,287
3,850	Fred’s, Inc., Class A	50,512
1,892	FTD Cos., Inc.*	56,552
4,132	G-III Apparel Group Ltd.*	286,472
2,491	Genesco, Inc.*	149,186
3,720	Gentherm, Inc.*	169,595
4,803	Global Eagle Entertainment, Inc.*	56,531
4,878	Grand Canyon Education, Inc.*	180,291
6,541	Gray Television, Inc.*	75,810
2,239	Green Brick Partners, Inc.*	27,204
2,418	Group 1 Automotive, Inc.	211,333
6,415	Guess?, Inc.	141,836
1,191	Habit Restaurants, Inc. (The), Class A*	29,680
4,997	Harte-Hanks, Inc.	19,238
2,111	Haverty Furniture Cos., Inc.	48,785
2,953	Helen of Troy Ltd.*	251,418
1,046	Hemisphere Media Group, Inc.*	14,236
2,580	Hibbett Sports, Inc.*	101,910
1,120	Hooker Furniture Corp.	26,723
1,877	Horizon Global Corp.*	19,633
14,184	Houghton Mifflin Harcourt Co.*	320,275
12,363	Hovnanian Enterprises, Inc., Class A*	23,119
3,368	HSN, Inc.	204,808
4,946	Iconix Brand Group, Inc.*	68,700
6,258	IMAX Corp.*	196,188
2,062	Installed Building Products, Inc.*	55,097
2,892	International Speedway Corp., Class A	92,804
4,055	Interval Leisure Group, Inc.	81,343
1,870	Intrawest Resorts Holdings, Inc.*	16,811
3,080	iRobot Corp.*	90,244
2,291	Isle of Capri Casinos, Inc.*	42,292
3,873	Jack in the Box, Inc.	302,791
1,964	JAKKS Pacific, Inc.*	18,717
1,436	Jamba, Inc.*	19,846
524	Johnson Outdoors, Inc., Class A	13,137
2,526	Journal Media Group, Inc.	16,899
3,499	K12, Inc.*	46,257
8,456	KB Home	123,880
1,794	Kirkland’s, Inc.	40,042
875	Kona Grill, Inc.*	16,074
6,720	Krispy Kreme Doughnuts, Inc.*	115,181
9,702	La Quinta Holdings, Inc.*	182,883
1,703	Lands’ End, Inc.*	43,324
5,304	La-Z-Boy, Inc.	146,443
1,450	LGI Homes, Inc.*	37,758
2,263	Libbey, Inc.	79,748
616	Liberty Tax, Inc.	14,513
7,750	Liberty TripAdvisor Holdings, Inc., Class A*	196,617
9,778	LifeLock, Inc.*	82,624
1,115	Lifetime Brands, Inc.	16,190
2,359	Lithia Motors, Inc., Class A	251,469
1,358	Loral Space & Communications, Inc.*	73,617
2,806	Lumber Liquidators Holdings, Inc.*	42,399
2,541	M/I Homes, Inc.*	63,474
1,850	Malibu Boats, Inc., Class A*	31,950
1,902	Marcus Corp. (The)	36,918
1,107	Marine Products Corp.	7,771
2,641	MarineMax, Inc.*	43,048
2,678	Marriott Vacations Worldwide Corp.	190,165
3,195	Martha Stewart Living Omnimedia, Inc., Class A*	19,330
2,124	Mattress Firm Holding Corp.*	127,631
4,048	MDC Holdings, Inc.	115,328
4,502	MDC Partners, Inc., Class A	88,419
9,928	Media General, Inc.*	116,654
5,007	Men’s Wearhouse, Inc. (The)	282,645
3,807	Meredith Corp.	179,767
4,109	Meritage Homes Corp.*	173,153
1,186	Metaldyne Performance Group, Inc.	22,392
4,963	Modine Manufacturing Co.*	44,071
1,052	Monarch Casino & Resort, Inc.*	18,463
3,298	Monro Muffler Brake, Inc.	209,060
2,809	Morgans Hotel Group Co.*	12,893
1,861	Motorcar Parts of America, Inc.*	59,347
1,662	Movado Group, Inc.	47,051
429	NACCO Industries, Inc., Class A	22,583
6,369	National CineMedia, Inc.	83,752
3,252	Nautilus, Inc.*	49,691
922	New Home Co., Inc. (The)*	13,719
4,629	New Media Investment Group, Inc.	69,065
14,248	New York Times Co. (The), Class A	173,256
3,242	Nexstar Broadcasting Group, Inc., Class A	150,688
1,179	Noodles & Co.*	14,054
2,997	Nutrisystem, Inc.	83,856
11,576	Orbitz Worldwide, Inc.*	132,777
1,912	Outerwall, Inc.	117,779
1,243	Overstock.com, Inc.*	24,425
1,518	Oxford Industries, Inc.	127,755
3,000	Papa John’s International, Inc.	201,750
943	Papa Murphy’s Holdings, Inc.*	13,938
2,606	Party City Holdco, Inc.*	44,146
8,270	Penn National Gaming, Inc.*	150,183
5,572	Pep Boys-Manny Moe & Jack (The)*	67,421
4,698	Performance Sports Group Ltd.*	60,980
1,267	Perry Ellis International, Inc.*	31,371
2,099	PetMed Express, Inc.	34,801
9,340	Pier 1 Imports, Inc.	95,081
6,271	Pinnacle Entertainment, Inc.*	236,856
4,510	Pool Corp.	314,257
2,399	Popeyes Louisiana Kitchen, Inc.*	133,432
2,261	Potbelly Corp.*	23,876
14,176	Quiksilver, Inc.*	6,097
1,714	Reading International, Inc., Class A*	21,991
1,463	Red Robin Gourmet Burgers, Inc.*	115,270

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,240	Regis Corp.*	$45,962
2,964	Remy International, Inc.	86,845
5,494	Rent-A-Center, Inc.	147,734
1,315	Rentrak Corp.*	60,017
3,459	Restoration Hardware Holdings, Inc.*	319,888
6,432	Ruby Tuesday, Inc.*	42,323
3,617	Ruth’s Hospitality Group, Inc.	58,161
4,848	Ryland Group, Inc. (The)	209,628
376	Saga Communications, Inc., Class A	13,126
2,763	Scholastic Corp.	119,389
5,204	Scientific Games Corp., Class A*	57,348
7,084	SeaWorld Entertainment, Inc.	126,095
5,419	Select Comfort Corp.*	131,953
2,611	Sequential Brands Group, Inc.*	42,742
4,742	SFX Entertainment, Inc.*	4,837
596	Shake Shack, Inc., Class A*	29,764
1,553	Shoe Carnival, Inc.	40,210
3,894	Shutterfly, Inc.*	151,321
6,865	Sinclair Broadcast Group, Inc., Class A	183,845
2,230	Sizmek, Inc.*	14,651
2,274	Skullcandy, Inc.*	15,963
5,571	Smith & Wesson Holding Corp.*	100,724
3,410	Sonic Automotive, Inc., Class A	73,349
5,388	Sonic Corp.	145,476
6,445	Sotheby’s	226,928
1,213	Speedway Motorsports, Inc.	23,472
1,862	Sportsman’s Warehouse Holdings, Inc.*	24,057
3,307	Stage Stores, Inc.	35,517
2,066	Standard Motor Products, Inc.	73,136
15,158	Standard Pacific Corp.*	128,085
3,040	Stein Mart, Inc.	32,650
1,330	Steiner Leisure Ltd.*	84,681
5,831	Steven Madden Ltd.*	238,255
2,903	Stoneridge, Inc.*	35,446
372	Strattec Security Corp.	23,469
1,137	Strayer Education, Inc.*	59,397
1,937	Sturm Ruger & Co., Inc.	121,818
2,428	Superior Industries International, Inc.	46,375
770	Superior Uniform Group, Inc.	13,075
1,171	Systemax, Inc.*	10,680
3,368	Taylor Morrison Home Corp., Class A*	67,192
6,358	Tenneco, Inc.*	299,144
7,253	Texas Roadhouse, Inc.	261,035
2,809	Tile Shop Holdings, Inc.*	33,427
1,167	Tilly’s, Inc., Class A*	9,348
11,348	Time, Inc.	235,698
2,187	Tower International, Inc.*	53,472
709	Townsquare Media, Inc., Class A*	8,146
10,937	Travelport Worldwide Ltd.	144,915
16,748	TRI Pointe Group, Inc.*	232,462
2,726	Tribune Publishing Co.	32,140
4,565	Tuesday Morning Corp.*	36,200
5,812	Tumi Holdings, Inc.*	114,613
1,541	Unifi, Inc.*	44,735
1,644	Universal Electronics, Inc.*	74,950
2,190	Universal Technical Institute, Inc.	9,767
3,766	Vail Resorts, Inc.	406,389
2,204	Vera Bradley, Inc.*	23,847
1,595	Vince Holding Corp.*	14,642
3,082	Vitamin Shoppe, Inc.*	110,336
2,055	VOXX International Corp.*	15,926
2,079	Wayfair, Inc., Class A*	77,547
1,600	WCI Communities, Inc.*	39,872
2,860	Weight Watchers International, Inc.*	17,589
1,863	West Marine, Inc.*	16,339
681	Weyco Group, Inc.	18,353
2,021	William Lyon Homes, Class A*	45,796
230	Winmark Corp.	22,747
2,790	Winnebago Industries, Inc.	57,139
10,695	Wolverine World Wide, Inc.	288,230
3,118	World Wrestling Entertainment, Inc., Class A	62,547
3,059	ZAGG, Inc.*	22,392
2,001	Zoe’s Kitchen, Inc.*	69,115
6,798	zulily, Inc., Class A*	120,665
2,279	Zumiez, Inc.*	53,123
		26,214,624
	Consumer Staples — 2.9%

399	Alico, Inc.	16,786
2,943	Andersons, Inc. (The)	104,123
843	Arcadia Biosciences, Inc.*	5,488
6,005	B&G Foods, Inc.	182,492
942	Boston Beer Co., Inc. (The), Class A*	193,176
5,665	Boulder Brands, Inc.*	46,453
1,526	Calavo Growers, Inc.	88,889
3,245	Cal-Maine Foods, Inc.	172,374
4,025	Casey’s General Stores, Inc.	426,087
6,899	Castle Brands, Inc.*	8,348
4,382	Central Garden & Pet Co., Class A*	55,432
1,953	Chefs’ Warehouse, Inc. (The)*	29,568
483	Coca-Cola Bottling Co. Consolidated	74,493
1,061	Craft Brew Alliance, Inc.*	8,668
17,119	Darling Ingredients, Inc.*	219,808
9,776	Dean Foods Co.	160,913
2,729	Diamond Foods, Inc.*	82,334
2,705	Elizabeth Arden, Inc.*	29,836
2,132	Fairway Group Holdings Corp.*	4,840
802	Farmer Bros Co.*	18,334
3,453	Fresh Del Monte Produce, Inc.	136,704
4,465	Fresh Market, Inc. (The)*	96,131
2,153	Freshpet, Inc.*	27,967
8,148	HRG Group, Inc.*	104,946
1,382	Ingles Markets, Inc., Class A	68,685
1,759	Inter Parfums, Inc.	45,206
2,026	Inventure Foods, Inc.*	17,525
1,543	J&J Snack Foods Corp.	175,840
862	John B. Sanfilippo & Son, Inc.	44,557
1,919	Lancaster Colony Corp.	181,979
2,792	Landec Corp.*	37,134
492	Lifeway Foods, Inc.*	7,090
1,192	Limoneira Co.	22,624
1,126	Medifast, Inc.*	31,269
1,109	MGP Ingredients, Inc.	17,677
1,183	National Beverage Corp.*	31,255

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
931	Natural Grocers by Vitamin Cottage, Inc.*	$22,605
817	Natural Health Trends Corp.	21,847
1,096	Nature’s Sunshine Products, Inc.	13,415
869	Nutraceutical International Corp.*	21,065
508	Oil-Dri Corp. of America	11,862
2,250	Omega Protein Corp.*	38,408
951	Orchids Paper Products Co.	23,804
6,380	Post Holdings, Inc.*	416,486
2,016	PriceSmart, Inc.	171,380
1,192	Revlon, Inc., Class A*	39,741
2,322	Sanderson Farms, Inc.	160,311
27	Seaboard Corp.*	89,646
776	Seneca Foods Corp., Class A*	22,876
2,515	Smart & Final Stores, Inc.*	40,995
5,061	Snyder’s-Lance, Inc.	170,910
3,897	SpartanNash Co.	110,285
27,124	SUPERVALU, Inc.*	223,502
2,207	Synutra International, Inc.*	11,035
1,930	Tootsie Roll Industries, Inc.	59,984
4,442	TreeHouse Foods, Inc.*	352,562
5,188	United Natural Foods, Inc.*	249,802
2,341	Universal Corp.	115,201
585	USANA Health Sciences, Inc.*	85,697
8,465	Vector Group Ltd.	201,721
742	Village Super Market, Inc., Class A	20,620
1,509	WD-40 Co.	126,364
1,141	Weis Markets, Inc.	46,382
		5,843,537
	Energy — 3.0%

9,729	Abraxas Petroleum Corp.*	18,972
221	Adams Resources & Energy, Inc.	10,080
3,236	Alon USA Energy, Inc.	59,996
3,744	Approach Resources, Inc.*	9,585
1,858	Ardmore Shipping Corp.	20,847
6,698	Atwood Oceanics, Inc.	127,999
4,418	Basic Energy Services, Inc.*	23,018
5,185	Bill Barrett Corp.*	28,362
5,150	Bonanza Creek Energy, Inc.*	39,398
3,610	Bristow Group, Inc.	133,787
5,843	C&J Energy Services Ltd.*	32,370
6,825	Callon Petroleum Co.*	62,585
2,033	CARBO Ceramics, Inc.	55,745
5,331	Carrizo Oil & Gas, Inc.*	194,208
611	Clayton Williams Energy, Inc.*	31,088
7,378	Clean Energy Fuels Corp.*	39,251
6,324	Cloud Peak Energy, Inc.*	30,229
1,805	Contango Oil & Gas Co.*	16,805
5,943	Delek U.S. Holdings, Inc.	182,807
9,620	DHT Holdings, Inc.	68,783
2,594	Dorian LPG Ltd.*	34,189
135	Earthstone Energy, Inc.*	2,288
4,978	Eclipse Resources Corp.*	19,165
4,527	Energy Fuels, Inc.*	15,709
9,784	Energy XXI Ltd.	18,590
2,133	Era Group, Inc.*	36,048
1,437	Erin Energy Corp.*	5,719
2,550	Evolution Petroleum Corp.	14,969
16,359	EXCO Resources, Inc.	13,671
7,192	Exterran Holdings, Inc.	160,525
6,628	Fairmount Santrol Holdings, Inc.*	33,206
6,146	Forum Energy Technologies, Inc.*	96,615
11,197	Frontline Ltd.*	29,784
4,312	GasLog Ltd.	59,894
8,408	Gastar Exploration, Inc.*	13,873
1,362	Geospace Technologies Corp.*	24,121
3,932	Green Plains, Inc.	83,594
2,656	GulfMark Offshore, Inc., Class A	23,984
38,049	Halcon Resources Corp.*	43,756
1,128	Hallador Energy Co.	9,069
10,974	Helix Energy Solutions Group, Inc.*	76,269
3,314	Hornbeck Offshore Services, Inc.*	65,452
1,716	Independence Contract Drilling, Inc.*	11,892
14,619	ION Geophysical Corp.*	7,602
92	Isramco, Inc.*	12,052
3,001	Jones Energy, Inc., Class A*	17,796
13,786	Key Energy Services, Inc.*	9,805
22,875	Magnum Hunter Resources Corp.*	18,300
7,580	Matador Resources Co.*	173,658
2,768	Matrix Service Co.*	55,360
24,722	McDermott International, Inc.*	125,588
1,319	Natural Gas Services Group, Inc.*	28,609
8,498	Navios Maritime Acquisition Corp.	29,318
8,715	Newpark Resources, Inc.*	63,881
1	Noble Energy, Inc.	33
1,962	Nordic American Offshore Ltd.	13,538
9,240	Nordic American Tankers Ltd.	125,941
7,406	North Atlantic Drilling Ltd.	6,436
6,384	Northern Oil and Gas, Inc.*	38,496
14,423	Oasis Petroleum, Inc.*	160,961
5,346	Oil States International, Inc.*	151,666
3,302	Pacific Ethanol, Inc.*	23,378
1,713	Panhandle Oil and Gas, Inc., Class A	30,080
1,660	Par Petroleum Corp.*	32,104
12,670	Parker Drilling Co.*	42,698
8,647	Parsley Energy, Inc., Class A*	148,728
4,150	PDC Energy, Inc.*	233,147
28,781	Peabody Energy Corp.	77,709
7,424	Penn Virginia Corp.*	9,132
1,300	PHI, Inc. (Non-Voting)*	32,968
6,674	Pioneer Energy Services Corp.*	22,091
4,552	Renewable Energy Group, Inc.*	38,328
685	REX American Resources Corp.*	36,730
4,984	Rex Energy Corp.*	17,195
1,251	RigNet, Inc.*	36,066
2,523	Ring Energy, Inc.*	25,861
6,143	RSP Permian, Inc.*	147,063
5,464	Sanchez Energy Corp.*	35,188
44,861	SandRidge Energy, Inc.*	23,915
18,529	Scorpio Tankers, Inc.	175,284
1,891	SEACOR Holdings, Inc.*	121,988
4,549	SemGroup Corp., Class A	250,195
5,824	Seventy Seven Energy, Inc.*	16,715

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,143	Ship Finance International Ltd.	$103,202
8,296	Solazyme, Inc.*	21,984
5,926	Stone Energy Corp.*	33,600
10,783	Synergy Resources Corp.*	115,809
9,852	Teekay Tankers Ltd., Class A	57,930
4,037	Tesco Corp.	34,274
8,251	TETRA Technologies, Inc.*	63,450
4,873	Tidewater, Inc.	87,373
2,675	TransAtlantic Petroleum Ltd.*	8,105
4,832	Triangle Petroleum Corp.*	19,521
5,532	U.S. Silica Holdings, Inc.	111,193
15,873	Ultra Petroleum Corp.*	135,238
5,222	Unit Corp.*	79,374
10,109	Uranium Energy Corp.*	12,535
3,626	W&T Offshore, Inc.	12,945
7,370	Western Refining, Inc.	317,057
1,856	Westmoreland Coal Co.*	28,174
		5,935,664
	Financials — 22.3%

1,698	1st Source Corp.	50,847
7,127	Acadia Realty Trust (REIT)	210,603
753	Access National Corp.	15,384
4,206	Actua Corp.*	59,851
2,941	AG Mortgage Investment Trust, Inc. (REIT)	48,615
1,824	Agree Realty Corp. (REIT)	51,893
5,062	Alexander & Baldwin, Inc.	171,247
217	Alexander’s, Inc. (REIT)	78,771
94	Altisource Asset Management Corp.*	3,618
1,367	Altisource Portfolio Solutions S.A.*	36,786
5,927	Altisource Residential Corp. (REIT)	90,505
4,663	Ambac Financial Group, Inc.*	75,774
3,851	American Assets Trust, Inc. (REIT)	148,341
5,302	American Capital Mortgage Investment Corp. (REIT)	80,962
8,439	American Equity Investment Life Holding Co.	204,730
904	American National Bankshares, Inc.	21,362
3,336	American Residential Properties, Inc. (REIT)	56,545
3,335	Ameris Bancorp	90,945
1,966	AMERISAFE, Inc.	91,891
965	Ames National Corp.	22,842
794	Anchor BanCorp Wisconsin, Inc.*	32,483
10,860	Anworth Mortgage Asset Corp. (REIT)	54,626
6,054	Apollo Commercial Real Estate Finance, Inc. (REIT)	99,104
3,326	Apollo Residential Mortgage, Inc. (REIT)	46,431
2,809	Ares Commercial Real Estate Corp. (REIT)	35,169
2,894	Argo Group International Holdings Ltd.	162,006
2,369	Arlington Asset Investment Corp., Class A	39,444
2,642	Armada Hoffler Properties, Inc. (REIT)	26,367
4,563	ARMOUR Residential REIT, Inc. (REIT)	97,512
1,138	Arrow Financial Corp.	31,329
2,837	Ashford Hospitality Prime, Inc. (REIT)	39,236
8,643	Ashford Hospitality Trust, Inc. (REIT)	66,897
111	Ashford, Inc.*	8,131
9,323	Astoria Financial Corp.	150,753
1,075	Atlas Financial Holdings, Inc.*	17,340
1,283	AV Homes, Inc.*	18,142
973	Baldwin & Lyons, Inc., Class B	22,301
3,751	Banc of California, Inc.	46,475
755	BancFirst Corp.	45,655
3,114	Banco Latinoamericano de Comercio Exterior S.A., Class E	76,760
3,493	Bancorp, Inc. (The)*	25,639
10,003	BancorpSouth, Inc.	237,671
4,832	Bank Mutual Corp.	34,935
619	Bank of Marin Bancorp	29,712
8,080	Bank of the Ozarks, Inc.	337,744
1,904	BankFinancial Corp.	23,419
2,173	Banner Corp.	96,503
619	Bar Harbor Bankshares	20,526
8,242	BBCN Bancorp, Inc.	119,921
281	BBX Capital Corp., Class A*	4,552
1,381	Bear State Financial, Inc.*	11,946
8,570	Beneficial Bancorp, Inc.*	106,611
3,058	Berkshire Hills Bancorp, Inc.	85,563
18,985	BGC Partners, Inc., Class A	166,498
2	BlackRock Capital Investment Corp.	19
2,906	Blue Hills Bancorp, Inc.	41,120
1,953	Bluerock Residential Growth REIT, Inc. (REIT)	21,932
2,931	BNC Bancorp	60,554
1,591	BofI Holding, Inc.*	184,301
8,605	Boston Private Financial Holdings, Inc.	102,399
1,543	Bridge Bancorp, Inc.	40,673
7,258	Brookline Bancorp, Inc.	76,572
1,844	Bryn Mawr Bank Corp.	54,730
839	BSB Bancorp, Inc./MA*	17,552
616	C1 Financial, Inc.*	11,649
1,846	Calamos Asset Management, Inc., Class A	19,494
771	Camden National Corp.	30,848
6,699	Campus Crest Communities, Inc. (REIT)	34,634
2,329	Capital Bank Financial Corp., Class A*	71,663
1,114	Capital City Bank Group, Inc.	16,643
14,574	Capitol Federal Financial, Inc.	175,617
9,927	Capstead Mortgage Corp. (REIT)	103,439
3,332	Cardinal Financial Corp.	74,337
4,988	CareTrust REIT, Inc. (REIT)	55,915
3,201	Cascade Bancorp*	17,317
2,847	Cash America International, Inc.	78,577
4,098	CatchMark Timber Trust, Inc., Class A (REIT)	41,267
8,280	Cathay General Bancorp	245,336
8,809	Cedar Realty Trust, Inc. (REIT)	55,144
4,708	CenterState Banks, Inc.	65,065

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,383	Central Pacific Financial Corp.	$49,423
360	Century Bancorp, Inc./MA, Class A	15,008
24,542	Chambers Street Properties (REIT)	166,149
1,718	Charter Financial Corp./MD	21,561
3,968	Chatham Lodging Trust (REIT)	91,066
3,493	Chemical Financial Corp.	111,566
6,181	Chesapeake Lodging Trust (REIT)	178,693
627	CIFC Corp.	4,414
1,264	Citizens & Northern Corp.	25,255
5,085	Citizens, Inc./TX*	31,985
1,576	City Holding Co.	75,049
2,813	Clifton Bancorp, Inc.	38,791
1,492	CNB Financial Corp./PA	25,439
20,405	CNO Financial Group, Inc.	365,045
3,761	CoBiz Financial, Inc.	48,442
2,101	Cohen & Steers, Inc.	62,988
11,573	Colony Capital, Inc., Class A (REIT)	251,250
5,978	Columbia Banking System, Inc.	181,193
4,224	Community Bank System, Inc.	150,628
1,622	Community Trust Bancorp, Inc.	56,932
1,274	CommunityOne Bancorp*	13,415
3,098	ConnectOne Bancorp, Inc.	59,327
452	Consolidated-Tomoka Land Co.	24,828
6,176	CorEnergy Infrastructure Trust, Inc. (REIT)	31,683
2,521	CoreSite Realty Corp. (REIT)	122,747
22,442	Cousins Properties, Inc. (REIT)	205,793
11,543	Cowen Group, Inc., Class A*	61,062
2,946	Crawford & Co., Class B	18,795
1,741	CU Bancorp*	37,553
17,235	CubeSmart (REIT)	435,873
2,770	Customers Bancorp, Inc.*	67,893
11,009	CVB Financial Corp.	178,896
6,866	CyrusOne, Inc. (REIT)	217,378
16,385	CYS Investments, Inc. (REIT)	127,967
9,206	DCT Industrial Trust, Inc. (REIT)	295,605
310	Diamond Hill Investment Group, Inc.	60,363
20,796	DiamondRock Hospitality Co. (REIT)	244,561
3,225	Dime Community Bancshares, Inc.	54,922
883	Donegal Group, Inc., Class A	12,618
6,542	DuPont Fabros Technology, Inc. (REIT)	174,868
5,678	Dynex Capital, Inc. (REIT)	38,043
3,100	Eagle Bancorp, Inc.*	129,921
1,418	Easterly Government Properties, Inc. (REIT)	22,234
3,347	EastGroup Properties, Inc. (REIT)	180,738
5,010	Education Realty Trust, Inc. (REIT)	146,542
1,856	eHealth, Inc.*	27,729
812	EMC Insurance Group, Inc.	18,579
3,304	Employers Holdings, Inc.	72,853
2,697	Encore Capital Group, Inc.*	109,579
2,701	Enova International, Inc.*	35,113
942	Enstar Group Ltd.*	137,636
790	Enterprise Bancorp, Inc./MA	17,293
2,065	Enterprise Financial Services Corp.	49,374
5,925	EPR Properties (REIT)	301,523
7,607	Equity One, Inc. (REIT)	178,841
5,759	Essent Group Ltd.*	154,284
10,026	EverBank Financial Corp.	198,314
3,587	Evercore Partners, Inc., Class A	187,887
5,363	EZCORP, Inc., Class A*	33,894
776	Farmers Capital Bank Corp.*	20,129
996	FBL Financial Group, Inc., Class A	56,812
2,899	FCB Financial Holdings, Inc., Class A*	95,609
1,085	Federal Agricultural Mortgage Corp., Class C	25,682
1,468	Federated National Holding Co.	32,164
14,845	FelCor Lodging Trust, Inc. (REIT)	119,799
1,166	Fidelity & Guaranty Life	28,754
1,824	Fidelity Southern Corp.	35,194
603	Fifth Street Asset Management, Inc.	4,987
5,372	Financial Engines, Inc.	174,375
1,468	Financial Institutions, Inc.	36,362
11,231	First American Financial Corp.	436,437
1,113	First Bancorp, Inc./ME	20,646
12,055	First BanCorp./Puerto Rico*	48,341
2,045	First Bancorp/NC	34,806
7,494	First Busey Corp.	47,962
898	First Business Financial Services, Inc.	20,142
2,921	First Cash Financial Services, Inc.*	120,550
798	First Citizens BancShares, Inc., Class A	189,270
9,217	First Commonwealth Financial Corp.	81,570
1,747	First Community Bancshares, Inc./VA	30,939
1,661	First Connecticut Bancorp, Inc./CT	28,237
960	First Defiance Financial Corp.	36,182
6,391	First Financial Bancorp	117,850
6,646	First Financial Bankshares, Inc.	206,956
1,145	First Financial Corp./IN	37,659
11,473	First Industrial Realty Trust, Inc. (REIT)	222,461
2,037	First Interstate BancSystem, Inc., Class A	54,347
3,915	First Merchants Corp.	101,868
8,078	First Midwest Bancorp, Inc./IL	142,496
1,580	First NBC Bank Holding Co.*	55,300
1,268	First of Long Island Corp. (The)	32,372
6,085	First Potomac Realty Trust (REIT)	63,953
17,178	FirstMerit Corp.	308,517
2,131	Flagstar Bancorp, Inc.*	43,323

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,047	Flushing Financial Corp.	$60,788
18,100	FNB Corp./PA	227,336
8,291	FNFV Group*	119,971
3,483	Forestar Group, Inc.*	45,035
1,210	Fox Chase Bancorp, Inc.	20,885
565	Franklin Financial Network, Inc.*	13,379
9,318	Franklin Street Properties Corp. (REIT)	97,000
714	FRP Holdings, Inc.*	22,213
18,307	Fulton Financial Corp.	222,613
3,344	GAIN Capital Holdings, Inc.	27,621
654	GAMCO Investors, Inc., Class A	38,259
7,735	GEO Group, Inc. (The) (REIT)	232,282
1,373	German American Bancorp, Inc.	39,790
2,647	Getty Realty Corp. (REIT)	41,717
7,826	Glacier Bancorp, Inc.	203,554
2,148	Gladstone Commercial Corp. (REIT)	30,931
860	Global Indemnity PLC*	23,082
7,291	Government Properties Income Trust (REIT)	115,489
5,932	Gramercy Property Trust, Inc. (REIT)	131,157
450	Great Ajax Corp. (REIT)	5,764
1,086	Great Southern Bancorp, Inc.	43,733
4,282	Great Western Bancorp, Inc.	107,778
1,055	Green Bancorp, Inc.*	12,618
4,755	Green Dot Corp., Class A*	84,116
3,034	Greenhill & Co., Inc.	106,524
2,997	Greenlight Capital Re Ltd., Class A*	76,423
1,536	Guaranty Bancorp	24,637
1,465	Hallmark Financial Services, Inc.*	16,833
3,551	Hampton Roads Bankshares, Inc.*	6,498
8,071	Hancock Holding Co.	226,634
3,309	Hanmi Financial Corp.	80,210
3,370	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	64,064
10,029	Hatteras Financial Corp. (REIT)	162,771
888	HCI Group, Inc.	35,298
10,402	Healthcare Realty Trust, Inc. (REIT)	238,206
1,846	Heartland Financial USA, Inc.	67,139
6	Hercules Technology Growth Capital, Inc.	70
2,178	Heritage Commerce Corp.	23,043
3,134	Heritage Financial Corp./WA	55,534
2,559	Heritage Insurance Holdings, Inc.*	44,962
2,431	Heritage Oaks Bancorp	18,889
5,085	Hersha Hospitality Trust (REIT)	124,277
3,920	HFF, Inc., Class A	142,414
9,745	Highwoods Properties, Inc. (REIT)	369,725
7,890	Hilltop Holdings, Inc.*	162,928
136	Hingham Institution for Savings	15,909
5,915	Home BancShares, Inc./AR	225,480
2,285	HomeStreet, Inc.*	50,864
2,097	HomeTrust Bancshares, Inc.*	38,144
4,263	Horace Mann Educators Corp.	141,617
1,184	Horizon Bancorp/IN	27,978
7,713	Hudson Pacific Properties, Inc. (REIT)	218,972
3,956	IBERIABANK Corp.	240,920
893	Impac Mortgage Holdings, Inc.*	15,761
731	Independence Holding Co.	8,999
2,537	Independence Realty Trust, Inc. (REIT)	18,799
2,709	Independent Bank Corp./MA	122,691
2,380	Independent Bank Corp./MI	33,487
1,005	Independent Bank Group, Inc.	42,602
1,188	Infinity Property & Casualty Corp.	91,809
2,270	InfraREIT, Inc. (REIT)	63,969
9,085	Inland Real Estate Corp. (REIT)	76,405
5,612	International Bancshares Corp.	143,948
1,558	INTL FCStone, Inc.*	41,225
12,758	Invesco Mortgage Capital, Inc. (REIT)	173,509
3,546	Investment Technology Group, Inc.	58,225
36,135	Investors Bancorp, Inc.	425,670
12,703	Investors Real Estate Trust (REIT)	84,983
8,861	iStar, Inc. (REIT)*	110,497
1,140	James River Group Holdings Ltd.	31,464
15,213	Janus Capital Group, Inc.	226,369
1,502	JG Wentworth Co., Class A*	8,096
382	Kansas City Life Insurance Co.	17,671
3,524	KCG Holdings, Inc., Class A*	40,526
9,691	Kearny Financial Corp./MD*	109,993
4,506	Kemper Corp.	159,603
9,615	Kennedy-Wilson Holdings, Inc.	230,375
8,660	Kite Realty Group Trust (REIT)	203,597
4,120	Ladder Capital Corp. (REIT)	64,190
10,914	Ladenburg Thalmann Financial Services, Inc.*	28,486
3,927	Lakeland Bancorp, Inc.	43,433
1,721	Lakeland Financial Corp.	70,716
11,704	LaSalle Hotel Properties (REIT)	368,208
4,932	LegacyTexas Financial Group, Inc.	139,674
600	LendingTree, Inc.*	63,570
21,288	Lexington Realty Trust (REIT)	171,794
3,682	LTC Properties, Inc. (REIT)	150,189
9,235	Mack-Cali Realty Corp. (REIT)	172,972
5,241	Maiden Holdings Ltd.	75,104
2,245	MainSource Financial Group, Inc.	46,494
1,408	Marcus & Millichap, Inc.*	59,784
3,867	MarketAxess Holdings, Inc.	349,654
899	Marlin Business Services Corp.	12,334
7,784	MB Financial, Inc.	256,405

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,025	MBIA, Inc.*	$105,476
24,236	Medical Properties Trust, Inc. (REIT)	282,834
621	Medley Management, Inc., Class A	4,608
1,750	Mercantile Bank Corp.	35,525
515	Merchants Bancshares, Inc./VT	14,837
5,693	Meridian Bancorp, Inc.*	72,529
719	Meta Financial Group, Inc.	31,219
1,228	Metro Bancorp, Inc.	35,170
35,190	MGIC Investment Corp.*	371,606
816	MidWestOne Financial Group, Inc.	23,803
1,823	Moelis & Co., Class A	49,731
6,138	Monmouth Real Estate Investment Corp. (REIT)	58,434
17,253	Monogram Residential Trust, Inc. (REIT)	159,763
3,595	National Bank Holdings Corp., Class A	72,511
720	National Bankshares, Inc.	22,874
626	National Commerce Corp.*	14,442
4,155	National General Holdings Corp.	76,161
3,892	National Health Investors, Inc. (REIT)	214,449
739	National Interstate Corp.	20,470
14,516	National Penn Bancshares, Inc.	174,410
2,373	National Storage Affiliates Trust (REIT)	30,707
231	National Western Life Insurance Co., Class A	52,534
4,071	Nationstar Mortgage Holdings, Inc.*	68,067
1,099	Navigators Group, Inc. (The)*	83,579
4,564	NBT Bancorp, Inc.	118,208
2,459	Nelnet, Inc., Class A	92,581
23,874	New Residential Investment Corp. (REIT)	338,056
8,965	New Senior Investment Group, Inc. (REIT)	102,111
11,332	New York Mortgage Trust, Inc. (REIT)	74,111
16,833	New York REIT, Inc. (REIT)	161,260
3,717	NewBridge Bancorp	31,037
2,503	NewStar Financial, Inc.*	28,509
1,964	NexPoint Residential Trust, Inc. (REIT)	24,255
5,163	NMI Holdings, Inc., Class A*	42,956
4,860	Northfield Bancorp, Inc.	72,754
10,519	Northwest Bancshares, Inc.	135,064
1,378	OceanFirst Financial Corp.	25,383
11,131	Ocwen Financial Corp.*	82,815
4,618	OFG Bancorp	39,900
12,121	Old National Bancorp/IN	167,270
3,054	Old Second Bancorp, Inc.*	19,026
2,551	OM Asset Management PLC	42,143
1,200	On Deck Capital, Inc.*	11,076
1,298	One Liberty Properties, Inc. (REIT)	28,335
2,353	OneBeacon Insurance Group Ltd., Class A	34,001
1,074	Oppenheimer Holdings, Inc., Class A	21,426
1,079	Opus Bank	39,696
2,379	Orchid Island Capital, Inc. (REIT)	21,625
4,559	Oritani Financial Corp.	68,750
2,022	Pacific Continental Corp.	26,124
2,229	Pacific Premier Bancorp, Inc.*	41,816
1,352	Park National Corp.	113,852
4,663	Park Sterling Corp.	33,620
8,769	Parkway Properties, Inc./MD (REIT)	138,901
862	Patriot National, Inc.*	14,016
1,605	Peapack Gladstone Financial Corp.	34,058
7,445	Pebblebrook Hotel Trust (REIT)	283,357
496	Penns Woods Bancorp, Inc.	21,273
7,161	Pennsylvania Real Estate Investment Trust (REIT)	142,074
1,372	PennyMac Financial Services, Inc., Class A*	23,557
7,728	PennyMac Mortgage Investment Trust (REIT)	116,461
1,904	Peoples Bancorp, Inc./OH	41,850
782	Peoples Financial Services Corp.	27,957
5,145	PHH Corp.*	83,349
7,285	Physicians Realty Trust (REIT)	105,633
2,384	PICO Holdings, Inc.*	30,873
3,717	Pinnacle Financial Partners, Inc.	176,260
1,565	Piper Jaffray Cos.*	65,511
4,215	Potlatch Corp. (REIT)	139,179
5,007	PRA Group, Inc.*	266,823
2,303	Preferred Apartment Communities, Inc., Class A (REIT)	23,514
1,210	Preferred Bank/CA	37,087
5,321	Primerica, Inc.	226,089
8,145	PrivateBancorp, Inc.	308,288
3	Prospect Capital Corp.	23
7,257	Prosperity Bancshares, Inc.	374,969
6,799	Provident Financial Services, Inc.	128,773
2,020	PS Business Parks, Inc. (REIT)	147,379
1,302	Pzena Investment Management, Inc., Class A	13,163
1,210	QCR Holdings, Inc.	26,269
2,894	QTS Realty Trust, Inc., Class A (REIT)	116,310
19,833	Radian Group, Inc.	356,597
9,418	RAIT Financial Trust (REIT)	48,879
8,201	Ramco-Gershenson Properties Trust (REIT)	127,116
5,102	RCS Capital Corp., Class A*	10,408
1,220	RE/MAX Holdings, Inc., Class A	44,750
8,730	Redwood Trust, Inc. (REIT)	127,371
1,117	Regional Management Corp.*	18,431
4,164	Renasant Corp.	130,500
1,029	Republic Bancorp, Inc./KY, Class A	25,715
1,655	Resource America, Inc., Class A	12,561
13,902	Resource Capital Corp. (REIT)	45,042
10,308	Retail Opportunity Investments Corp. (REIT)	164,206

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,735	Rexford Industrial Realty, Inc. (REIT)	$74,096
4,475	RLI Corp.	233,192
13,696	RLJ Lodging Trust (REIT)	377,188
3,792	Rouse Properties, Inc. (REIT)	58,928
4,505	Ryman Hospitality Properties, Inc. (REIT)	230,791
3,605	S&T Bancorp, Inc.	107,862
6,749	Sabra Health Care REIT, Inc. (REIT)	161,774
2,146	Safeguard Scientifics, Inc.*	37,555
1,564	Safety Insurance Group, Inc.	82,235
2,556	Sandy Spring Bancorp, Inc.	65,613
1,010	Saul Centers, Inc. (REIT)	49,833
2,466	Seacoast Banking Corp. of Florida*	38,371
6,492	Select Income REIT (REIT)	120,427
5,900	Selective Insurance Group, Inc.	178,888
2,309	ServisFirst Bancshares, Inc.	86,564
1,223	Sierra Bancorp	20,791
3,767	Silver Bay Realty Trust Corp. (REIT)	58,991
3,093	Simmons First National Corp., Class A	135,690
2,506	South State Corp.	188,357
2,625	Southside Bancshares, Inc.	68,355
1,972	Southwest Bancorp, Inc./OK	32,893
3,685	Sovran Self Storage, Inc. (REIT)	330,655
1,749	Square 1 Financial, Inc., Class A*	44,092
6,965	St. Joe Co. (The)*	121,539
6,748	STAG Industrial, Inc. (REIT)	115,121
3,955	Starwood Waypoint Residential Trust (REIT)	95,276
1,553	State Auto Financial Corp.	34,011
3,703	State Bank Financial Corp.	74,801
3,237	State National Cos., Inc.	30,752
12,421	Sterling Bancorp/DE	174,267
2,378	Stewart Information Services Corp.	92,124
7,033	Stifel Financial Corp.*	327,759
1,534	Stock Yards Bancorp, Inc.	54,058
1,153	Stonegate Bank	35,951
1,509	Stonegate Mortgage Corp.*	10,880
3,778	STORE Capital Corp. (REIT)	76,164
28,526	Strategic Hotels & Resorts, Inc. (REIT)*	384,816
1,215	Suffolk Bancorp	32,392
9,042	Summit Hotel Properties, Inc. (REIT)	109,679
994	Sun Bancorp, Inc./NJ*	19,741
4,828	Sun Communities, Inc. (REIT)	314,834
21,622	Sunstone Hotel Investors, Inc. (REIT)	299,032
7,781	Symetra Financial Corp.	244,868
5,662	Talmer Bancorp, Inc., Class A	92,008
1,423	Tejon Ranch Co.*	33,625
4,457	Terreno Realty Corp. (REIT)	90,655
883	Territorial Bancorp, Inc.	22,923
4,743	Texas Capital Bancshares, Inc.*	255,458
8,745	Third Point Reinsurance Ltd.*	122,343
3,102	Tiptree Financial, Inc., Class A	18,550
1,551	Tompkins Financial Corp.	81,412
4,718	Towne Bank/VA	86,622
1,952	Trade Street Residential, Inc. (REIT)	12,864
2,356	TriCo Bancshares	55,931
2,204	TriState Capital Holdings, Inc.*	27,616
1,540	Triumph Bancorp, Inc.*	22,284
9,849	TrustCo Bank Corp./NY	58,306
7,000	Trustmark Corp.	161,210
4,079	UMB Financial Corp.	204,480
2,312	UMH Properties, Inc. (REIT)	21,617
22,852	Umpqua Holdings Corp.	381,857
4,674	Union Bankshares Corp.	110,306
7,196	United Bankshares, Inc./WV	269,274
5,519	United Community Banks, Inc./GA	108,007
5,091	United Community Financial Corp./OH	25,404
3,175	United Development Funding IV (REIT)	55,499
5,125	United Financial Bancorp, Inc.	64,319
2,098	United Fire Group, Inc.	69,654
1,776	United Insurance Holdings Corp.	23,337
1,296	Universal Health Realty Income Trust (REIT)	59,616
3,318	Universal Insurance Holdings, Inc.	81,722
2,038	Univest Corp. of Pennsylvania	39,435
9,198	Urban Edge Properties (REIT)	192,330
2,885	Urstadt Biddle Properties, Inc., Class A (REIT)	51,728
24,092	Valley National Bancorp	227,910
1,970	Virtu Financial, Inc., Class A	46,374
709	Virtus Investment Partners, Inc.	81,578
2,742	Walker & Dunlop, Inc.*	66,713
3,909	Walter Investment Management Corp.*	64,264
9,826	Washington Federal, Inc.	222,952
7,060	Washington Real Estate Investment Trust (REIT)	173,676
1,536	Washington Trust Bancorp, Inc.	59,305
2,797	Waterstone Financial, Inc.	36,025
9,406	Webster Financial Corp.	332,784
3,984	WesBanco, Inc.	122,667
1,662	West Bancorp., Inc.	29,966
2,647	Westamerica Bancorp.	119,486
8,910	Western Alliance Bancorp.*	271,933
4,343	Western Asset Mortgage Capital Corp. (REIT)	55,504
798	Westwood Holdings Group, Inc.	44,297
2,795	Whitestone REIT (REIT)	31,919
7,312	Wilshire Bancorp, Inc.	78,092
4,913	Wintrust Financial Corp.	250,563
11,822	WisdomTree Investments, Inc.	221,663
735	World Acceptance Corp.*	27,621
2,929	WSFS Financial Corp.	80,635
11,570	Xenia Hotels & Resorts, Inc. (REIT)	214,045
2,610	Yadkin Financial Corp.	54,340

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
392	ZAIS Group Holdings, Inc.*	$2,646
		44,449,143
	Health Care — 15.0%

825	AAC Holdings, Inc.*	19,478
2,335	Abaxis, Inc.	109,792
1,179	Abeona Therapeutics, Inc.*	5,506
4,324	Abiomed, Inc.*	414,672
8,258	ACADIA Pharmaceuticals, Inc.*	302,491
2,229	Accelerate Diagnostics, Inc.*	43,733
2,249	Acceleron Pharma, Inc.*	65,176
8,184	Accuray, Inc.*	56,388
3,017	Aceto Corp.	67,611
12,180	Achillion Pharmaceuticals, Inc.*	90,010
4,434	Acorda Therapeutics, Inc.*	141,755
1,077	Adamas Pharmaceuticals, Inc.*	21,605
667	Addus HomeCare Corp.*	19,170
642	Adeptus Health, Inc., Class A*	63,969
865	Aduro Biotech, Inc.*	16,746
3,140	Advaxis, Inc.*	46,472
2,598	Aegerion Pharmaceuticals, Inc.*	45,959
2,125	Aerie Pharmaceuticals, Inc.*	33,596
1,585	Affimed N.V.*	15,977
8,012	Affymetrix, Inc.*	74,752
7,915	Agenus, Inc.*	56,276
1,079	Agile Therapeutics, Inc.*	9,528
4,069	Air Methods Corp.*	152,384
2,526	Akebia Therapeutics, Inc.*	17,581
2,586	Albany Molecular Research, Inc.*	51,565
2,422	Alder Biopharmaceuticals, Inc.*	93,852
3,151	Alimera Sciences, Inc.*	10,524
524	Alliance HealthCare Services, Inc.*	7,504
744	Almost Family, Inc.*	32,959
3,574	AMAG Pharmaceuticals, Inc.*	223,518
2,924	Amedisys, Inc.*	112,983
12,009	Amicus Therapeutics, Inc.*	172,689
4,927	AMN Healthcare Services, Inc.*	165,547
3,292	Amphastar Pharmaceuticals, Inc.*	42,368
5,016	Amsurg Corp.*	393,355
4,246	Anacor Pharmaceuticals, Inc.*	553,721
1,286	Analogic Corp.	103,626
2,613	AngioDynamics, Inc.*	38,568
816	ANI Pharmaceuticals, Inc.*	39,796
1,516	Anika Therapeutics, Inc.*	53,682
16,034	Antares Pharma, Inc.*	28,861
4,108	Anthera Pharmaceuticals, Inc.*	28,058
911	Applied Genetic Technologies Corp.*	14,968
3,071	Aratana Therapeutics, Inc.*	54,234
1,722	Ardelyx, Inc.*	32,684
25,078	Arena Pharmaceuticals, Inc.*	67,961
17,347	ARIAD Pharmaceuticals, Inc.*	163,756
14,616	Array BioPharma, Inc.*	86,234
6,165	Arrowhead Research Corp.*	36,558
1,486	Assembly Biosciences, Inc.*	20,373
1,083	Asterias Biotherapeutics, Inc.*	5,133
1,747	Atara Biotherapeutics, Inc.*	70,806
2,939	AtriCure, Inc.*	71,888
147	Atrion Corp.	56,889
626	aTyr Pharma, Inc.*	9,064
2,025	Avalanche Biotechnologies, Inc.*	21,181
857	Bellicum Pharmaceuticals, Inc.*	14,620
7,514	BioCryst Pharmaceuticals, Inc.*	87,463
4,795	BioDelivery Sciences International, Inc.*	32,366
7,113	BioScrip, Inc.*	17,285
510	BioSpecifics Technologies Corp.*	25,327
2,803	BioTelemetry, Inc.*	40,055
5,396	BioTime, Inc.*	16,296
971	Blueprint Medicines Corp.*	26,567
1,147	Calithera Biosciences, Inc.*	6,687
3,244	Cambrex Corp.*	155,096
3,559	Cantel Medical Corp.	176,633
3,055	Capital Senior Living Corp.*	63,666
2,059	Cara Therapeutics, Inc.*	39,039
1,271	Carbylan Therapeutics, Inc.*	6,902
3,285	Cardiovascular Systems, Inc.*	79,103
3,496	Castlight Health, Inc., Class B*	18,494
8,665	Catalent, Inc.*	275,460
7,805	Catalyst Pharmaceuticals, Inc.*	28,332
10,204	Celldex Therapeutics, Inc.*	151,427
1,019	Cellular Biomedicine Group, Inc.*	23,651
3,297	Cempra, Inc.*	113,417
7,438	Cepheid, Inc.*	362,528
9,882	Cerus Corp.*	49,015
1,769	Chemed Corp.	241,203
2,898	ChemoCentryx, Inc.*	19,069
4,731	Chimerix, Inc.*	231,535
499	Cidara Therapeutics, Inc.*	7,101
1,212	Civitas Solutions, Inc.*	29,403
2,883	Clovis Oncology, Inc.*	224,470
2,443	Coherus Biosciences, Inc.*	67,427
691	Collegium Pharmaceutical, Inc.*	10,448
1,172	Computer Programs & Systems, Inc.	53,935
1,594	Concert Pharmaceuticals, Inc.*	24,835
2,859	CONMED Corp.	151,699
688	Connecture, Inc.*	4,912
6,413	Corcept Therapeutics, Inc.*	32,065
2,332	Corindus Vascular Robotics, Inc.*	8,162
1,103	Corium International, Inc.*	11,041
3,547	CorMedix, Inc.*	9,719
891	CorVel Corp.*	26,757
3,333	Cross Country Healthcare, Inc.*	46,295
2,642	CryoLife, Inc.	25,839
17,047	CTI BioPharma Corp.*	26,934
11,524	Curis, Inc.*	30,193
1,500	Cutera, Inc.*	21,945
2,697	Cyberonics, Inc.*	176,222
2,296	Cynosure, Inc., Class A*	72,645
3,594	Cytokinetics, Inc.*	24,870
6,858	CytRx Corp.*	16,871
6,213	Depomed, Inc.*	167,316

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,610	Dermira, Inc.*	$41,377
1,565	Dicerna Pharmaceuticals, Inc.*	17,168
3,748	Diplomat Pharmacy, Inc.*	148,009
11,649	Durect Corp.*	23,997
15,093	Dyax Corp.*	347,441
3,798	Dynavax Technologies Corp.*	107,711
889	Eagle Pharmaceuticals, Inc./DE*	69,831
3,145	Emergent BioSolutions, Inc.*	104,697
1,659	Enanta Pharmaceuticals, Inc.*	64,767
3,889	Endocyte, Inc.*	20,495
6,985	Endologix, Inc.*	90,665
2,637	Ensign Group, Inc. (The)	123,807
560	Entellus Medical, Inc.*	12,466
3,009	Epizyme, Inc.*	60,180
1,359	Esperion Therapeutics, Inc.*	65,164
9,938	Exact Sciences Corp.*	219,729
1,056	Exactech, Inc.*	20,708
4,283	ExamWorks Group, Inc.*	153,417
23,357	Exelixis, Inc.*	138,974
2,707	Fibrocell Science, Inc.*	15,267
4,958	FibroGen, Inc.*	121,471
2,229	Five Prime Therapeutics, Inc.*	42,507
4,477	Five Star Quality Care, Inc.*	15,132
564	Flex Pharma, Inc.*	6,785
1,441	Flexion Therapeutics, Inc.*	34,743
2,982	Fluidigm Corp.*	36,351
2,344	Foamix Pharmaceuticals Ltd.*	23,815
1,235	Foundation Medicine, Inc.*	29,072
16,756	Galena Biopharma, Inc.*	26,474
3,798	Genesis Healthcare, Inc.*	27,573
4,366	GenMark Diagnostics, Inc.*	45,144
2,237	Genocea Biosciences, Inc.*	26,016
1,843	Genomic Health, Inc.*	50,719
16,380	Geron Corp.*	49,631
7,111	Globus Medical, Inc., Class A*	173,651
2,644	Greatbatch, Inc.*	150,232
5,355	Haemonetics Corp.*	193,369
10,990	Halozyme Therapeutics, Inc.*	191,885
4,822	Halyard Health, Inc.*	151,604
3,657	Hanger, Inc.*	65,570
3,466	Harvard Bioscience, Inc.*	15,146
3,758	HealthEquity, Inc.*	110,185
9,480	HealthSouth Corp.	404,796
2,616	HealthStream, Inc.*	65,008
3,216	Healthways, Inc.*	39,267
1,788	HeartWare International, Inc.*	153,053
3,029	Heron Therapeutics, Inc.*	116,495
590	Heska Corp.*	19,912
9,174	HMS Holdings Corp.*	95,868
1,464	ICU Medical, Inc.*	166,193
8,856	Idera Pharmaceuticals, Inc.*	26,745
4,283	IGI Laboratories, Inc.*	33,536
2,224	Ignyta, Inc.*	30,424
1,173	Immune Design Corp.*	18,698
8,930	ImmunoGen, Inc.*	120,198
9,995	Immunomedics, Inc.*	21,589
7,429	Impax Laboratories, Inc.*	304,292
943	Imprivata, Inc.*	19,746
1,344	INC Research Holdings, Inc., Class A*	55,117
5,081	Infinity Pharmaceuticals, Inc.*	44,814
1,630	Inogen, Inc.*	80,343
7,440	Inovio Pharmaceuticals, Inc.*	55,726
6,372	Insmed, Inc.*	155,732
5,880	Insulet Corp.*	174,695
2,438	Insys Therapeutics, Inc.*	79,040
2,938	Integra LifeSciences Holdings Corp.*	176,221
1,705	Intersect ENT, Inc.*	43,409
2,248	Intra-Cellular Therapies, Inc.*	60,224
3,354	Invacare Corp.	58,997
758	Invitae Corp.*	7,739
2,752	InVivo Therapeutics Holdings Corp.*	26,832
1,801	IPC Healthcare, Inc.*	142,999
291	iRadimed Corp.*	6,955
13,049	Ironwood Pharmaceuticals, Inc.*	143,539
1,825	K2M Group Holdings, Inc.*	38,745
2,393	Karyopharm Therapeutics, Inc.*	33,167
10,734	Keryx Biopharmaceuticals, Inc.*	66,336
8,647	Kindred Healthcare, Inc.	173,632
2,988	Kite Pharma, Inc.*	158,872
2,674	KYTHERA Biopharmaceuticals, Inc.*	199,801
1,197	La Jolla Pharmaceutical Co.*	42,589
992	Landauer, Inc.	38,103
2,748	Lannett Co., Inc.*	131,767
2,624	LDR Holding Corp.*	97,928
1,231	LeMaitre Vascular, Inc.	16,274
4,304	Lexicon Pharmaceuticals, Inc.*	51,390
1,348	LHC Group, Inc.*	58,368
1,818	Ligand Pharmaceuticals, Inc.*	167,147
4,666	Lion Biotechnologies, Inc.*	33,175
806	Loxo Oncology, Inc.*	16,201
4,458	Luminex Corp.*	81,225
3,263	MacroGenics, Inc.*	85,980
2,831	Magellan Health, Inc.*	158,536
25,565	MannKind Corp.*	96,891
4,531	Masimo Corp.*	184,095
6,255	MedAssets, Inc.*	132,106
1,744	Medgenics, Inc.*	13,795
6,862	Medicines Co. (The)*	281,342
5,727	Medidata Solutions, Inc.*	275,011
7,149	Merge Healthcare, Inc.*	50,686
4,322	Meridian Bioscience, Inc.	82,680
4,562	Merit Medical Systems, Inc.*	103,786
11,400	Merrimack Pharmaceuticals, Inc.*	115,026
11,255	MiMedx Group, Inc.*	109,286
1,032	Mirati Therapeutics, Inc.*	26,646
4,069	Molina Healthcare, Inc.*	303,507
6,329	Momenta Pharmaceuticals, Inc.*	123,479
7,196	Myriad Genetics, Inc.*	270,282
1,391	NanoString Technologies, Inc.*	21,157
1,044	National HealthCare Corp.	63,016
1,016	National Research Corp., Class A	12,954
3,416	Natus Medical, Inc.*	138,963

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,617	Navidea Biopharmaceuticals, Inc.*	$29,360
13,628	Nektar Therapeutics*	150,589
3,838	Neogen Corp.*	198,194
5,547	NeoGenomics, Inc.*	33,726
8,850	Neurocrine Biosciences, Inc.*	410,463
1,727	Nevro Corp.*	77,767
2,155	NewLink Genetics Corp.*	96,781
3,312	Nobilis Health Corp.*	17,222
4,850	Northwest Biotherapeutics, Inc.*	37,345
27,771	Novavax, Inc.*	299,094
5,010	NuVasive, Inc.*	264,127
6,552	NxStage Medical, Inc.*	113,808
4,348	Ocata Therapeutics, Inc.*	18,392
1,556	Ocular Therapeutix, Inc.*	27,417
3,920	Omeros Corp.*	55,233
3,756	Omnicell, Inc.*	127,629
1,752	OncoMed Pharmaceuticals, Inc.*	34,322
9,834	Oncothyreon, Inc.*	33,436
2,455	Ophthotech Corp.*	108,094
2	OPKO Health, Inc.*	19
5,845	OraSure Technologies, Inc.*	31,563
10,602	Orexigen Therapeutics, Inc.*	29,368
9,425	Organovo Holdings, Inc.*	25,730
1,944	Orthofix International N.V.*	72,861
1,976	Osiris Therapeutics, Inc.*	35,568
1,531	Otonomy, Inc.*	34,708
2,432	OvaScience, Inc.*	47,278
6,538	Owens & Minor, Inc.	222,227
2,087	Oxford Immunotec Global PLC*	29,990
6,275	Pacific Biosciences of California, Inc.*	31,250
3,776	Pacira Pharmaceuticals, Inc.*	217,309
1,263	Paratek Pharmaceuticals, Inc.	32,813
5,716	PAREXEL International Corp.*	375,656
17,002	PDL BioPharma, Inc.	96,061
20,716	Peregrine Pharmaceuticals, Inc.*	23,823
4,511	Pernix Therapeutics Holdings, Inc.*	21,743
1,690	Pfenex, Inc.*	36,927
3,149	PharMerica Corp.*	103,035
1,809	Phibro Animal Health Corp., Class A	63,858
4,787	Portola Pharmaceuticals, Inc.*	225,755
3,004	POZEN, Inc.*	26,225
2,061	PRA Health Sciences, Inc.*	77,555
1,060	Press Ganey Holdings, Inc.*	34,185
5,418	Prestige Brands Holdings, Inc.*	252,045
7,216	Progenics Pharmaceuticals, Inc.*	52,893
799	Proteon Therapeutics, Inc.*	11,322
3,242	Prothena Corp. PLC*	186,512
1,417	Providence Service Corp. (The)*	63,524
3,507	PTC Therapeutics, Inc.*	133,932
5,176	Quality Systems, Inc.	70,342
2,982	Quidel Corp.*	61,399
3,423	Radius Health, Inc.*	208,324
3,563	RadNet, Inc.*	21,877
8,339	Raptor Pharmaceutical Corp.*	101,152
2,931	Regulus Therapeutics, Inc.*	24,415
3,378	Relypsa, Inc.*	77,559
3,404	Repligen Corp.*	116,008
3,622	Retrophin, Inc.*	99,315
1,621	Revance Therapeutics, Inc.*	49,051
9,133	Rigel Pharmaceuticals, Inc.*	27,399
5,208	Rockwell Medical, Inc.*	62,340
5,943	RTI Surgical, Inc.*	37,916
1,428	Sage Therapeutics, Inc.*	77,126
2,293	Sagent Pharmaceuticals, Inc.*	45,814
7,210	Sangamo BioSciences, Inc.*	54,508
4,296	Sarepta Therapeutics, Inc.*	153,367
5,139	SciClone Pharmaceuticals, Inc.*	40,393
885	SeaSpine Holdings Corp.*	12,505
1,225	Second Sight Medical Products, Inc.*	11,650
10,880	Select Medical Holdings Corp.	140,352
12,236	Sequenom, Inc.*	26,307
695	Sientra, Inc.*	16,534
2,939	Sorrento Therapeutics, Inc.*	37,267
834	Spark Therapeutics, Inc.*	36,371
4,392	Spectranetics Corp. (The)*	74,005
6,941	Spectrum Pharmaceuticals, Inc.*	50,461
4,026	STAAR Surgical Co.*	32,168
1,619	Stemline Therapeutics, Inc.*	14,911
6,188	STERIS Corp.	396,341
2,576	Sucampo Pharmaceuticals, Inc., Class A*	69,191
3,559	Supernus Pharmaceuticals, Inc.*	64,596
2,230	Surgical Care Affiliates, Inc.*	81,507
1,348	SurModics, Inc.*	30,667
10,366	Synergy Pharmaceuticals, Inc.*	72,562
9,415	Synta Pharmaceuticals Corp.*	18,830
942	T2 Biosystems, Inc.*	11,191
1,831	Tandem Diabetes Care, Inc.*	21,020
7,462	Team Health Holdings, Inc.*	438,318
2,411	TESARO, Inc.*	124,118
3,743	Tetraphase Pharmaceuticals, Inc.*	162,484
3,662	TG Therapeutics, Inc.*	44,969
13,169	TherapeuticsMD, Inc.*	80,726
2,642	Theravance Biopharma, Inc.*	38,468
8,822	Theravance, Inc.	122,714
5,616	Thoratec Corp.*	352,797
6,619	Threshold Pharmaceuticals, Inc.*	27,800
249	Tobira Therapeutics, Inc.*	3,000
982	Tokai Pharmaceuticals, Inc.*	11,597
3,756	Tornier N.V.*	83,533
4,630	TransEnterix, Inc.*	12,223
2,807	Trevena, Inc.*	16,842
2,503	Triple-S Management Corp., Class B*	52,663
3,066	Trovagene, Inc.*	18,243
1,692	Trupanion, Inc.*	11,844
1,285	U.S. Physical Therapy, Inc.	59,046
3,982	Ultragenyx Pharmaceutical, Inc.*	444,471
11,997	Unilife Corp.*	14,636
5,164	Universal American Corp.*	36,923
389	Utah Medical Products, Inc.	20,769

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,331	Vanda Pharmaceuticals, Inc.*	$51,062
1,789	Vascular Solutions, Inc.*	61,828
1,397	Veracyte, Inc.*	13,174
3,347	Verastem, Inc.*	20,383
2,331	Versartis, Inc.*	30,233
1,374	Vitae Pharmaceuticals, Inc.*	10,662
1,738	Vital Therapies, Inc.*	6,500
10,757	VIVUS, Inc.*	12,155
2,666	Vocera Communications, Inc.*	31,299
4,563	WellCare Health Plans, Inc.*	413,727
7,455	West Pharmaceutical Services, Inc.	416,362
5,326	Wright Medical Group, Inc.*	122,871
418	XBiotech, Inc.*	8,017
2,947	Xencor, Inc.*	49,421
6,086	XenoPort, Inc.*	41,081
9,445	XOMA Corp.*	7,848
1,708	Zafgen, Inc.*	62,376
3,338	ZELTIQ Aesthetics, Inc.*	107,717
11,883	ZIOPHARM Oncology, Inc.*	103,501
2,556	Zogenix, Inc.*	49,126
1,882	ZS Pharma, Inc.*	96,283
		29,932,248
	Industrials — 11.2%

4,241	AAON, Inc.	87,704
3,676	AAR Corp.	89,437
5,801	ABM Industries, Inc.	185,690
5,289	Acacia Research Corp.	50,351
11,388	ACCO Brands Corp.*	86,549
4,029	Accuride Corp.*	13,658
6,171	Actuant Corp., Class A	132,306
3,486	Advanced Drainage Systems, Inc.	99,037
4,397	Advisory Board Co. (The)*	213,826
3,799	Aegion Corp.*	69,902
6,486	Aerojet Rocketdyne Holdings, Inc.*	133,417
2,043	Aerovironment, Inc.*	49,134
5,468	Air Transport Services Group, Inc.*	49,704
6,466	Aircastle Ltd.	134,364
1,003	Alamo Group, Inc.	51,644
2,933	Albany International Corp., Class A	93,563
1,390	Allegiant Travel Co.	282,531
647	Allied Motion Technologies, Inc.	12,306
2,736	Altra Industrial Motion Corp.	68,427
2,079	Ameresco, Inc., Class A*	11,788
980	American Railcar Industries, Inc.	40,631
765	American Science & Engineering, Inc.	30,072
1,330	American Woodmark Corp.*	88,152
3,025	Apogee Enterprises, Inc.	157,754
4,161	Applied Industrial Technologies, Inc.	176,177
4,228	ARC Document Solutions, Inc.*	28,074
2,695	ArcBest Corp.	77,832
1,343	Argan, Inc.	52,578
1,964	Astec Industries, Inc.	77,598
1,985	Astronics Corp.*	102,545
2,591	Atlas Air Worldwide Holdings, Inc.*	107,034
2,670	AZZ, Inc.	135,102
5,676	Barnes Group, Inc.	219,264
740	Barrett Business Services, Inc.	26,381
5,142	Beacon Roofing Supply, Inc.*	186,398
5,038	Blount International, Inc.	34,712
527	Blue Bird Corp.*	6,229
4,950	Brady Corp., Class A	108,702
4,621	Briggs & Stratton Corp.	92,328
5,039	Brink’s Co. (The)	144,418
5,253	Builders FirstSource, Inc.*	77,797
1,787	CAI International, Inc.*	23,517
4,102	Casella Waste Systems, Inc., Class A*	25,268
5,128	CBIZ, Inc.*	49,998
1,480	CDI Corp.	15,140
3,467	CEB, Inc.	248,307
2,224	CECO Environmental Corp.	21,528
2,833	Celadon Group, Inc.	54,082
3,165	Chart Industries, Inc.*	80,897
1,777	CIRCOR International, Inc.	80,392
11,120	Civeo Corp.	21,684
5,197	CLARCOR, Inc.	292,955
2,079	Columbus McKinnon Corp.	39,522
3,865	Comfort Systems USA, Inc.	107,138
3,111	Commercial Vehicle Group, Inc.*	15,928
3,261	Continental Building Products, Inc.*	65,187
5,971	Con-way, Inc.	210,179
1,216	Covenant Transportation Group, Inc., Class A*	28,685
949	CRA International, Inc.*	21,561
2,244	Cubic Corp.	94,517
4,927	Curtiss-Wright Corp.	323,753
5,173	Deluxe Corp.	300,086
7,513	DigitalGlobe, Inc.*	173,250
2,317	Douglas Dynamics, Inc.	51,484
1,145	Ducommun, Inc.*	27,045
1,304	DXP Enterprises, Inc.*	38,794
3,531	Dycom Industries, Inc.*	251,019
2,302	Eagle Bulk Shipping, Inc.*	16,436
3,069	Echo Global Logistics, Inc.*	71,385
6,495	EMCOR Group, Inc.	299,355
2,149	Encore Wire Corp.	69,778
4,607	EnerSys	246,336
1,858	Engility Holdings, Inc.	51,652
2,674	Ennis, Inc.	43,666
2,857	Enphase Energy, Inc.*	13,142
2,365	EnPro Industries, Inc.	112,196
2,703	ESCO Technologies, Inc.	97,605
3,970	Essendant, Inc.	136,965
3,224	Esterline Technologies Corp.*	263,433
1,086	ExOne Co. (The)*	8,004
2,692	Exponent, Inc.	115,083
6,478	Federal Signal Corp.	91,664
3,209	Forward Air Corp.	144,469
1,273	Franklin Covey Co.*	21,297
4,935	Franklin Electric Co., Inc.	144,546
1,276	FreightCar America, Inc.	27,498
4,310	FTI Consulting, Inc.*	171,797
25,977	FuelCell Energy, Inc.*	21,439
3,914	Furmanite Corp.*	24,541
2,071	G&K Services, Inc., Class A	140,020
7,165	Generac Holdings, Inc.*	221,542
5,065	General Cable Corp.	73,696
3,208	Gibraltar Industries, Inc.*	52,579
2,227	Global Brass & Copper Holdings, Inc.	43,738
6,924	Golden Ocean Group Ltd.	21,118

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,974	Gorman-Rupp Co. (The)	$47,712
1,352	GP Strategies Corp.*	33,138
1,049	Graham Corp.	19,407
4,077	Granite Construction, Inc.	140,657
6,258	Great Lakes Dredge & Dock Corp.*	34,732
2,735	Greenbrier Cos., Inc. (The)	114,050
3,544	Griffon Corp.	58,972
3,234	H&E Equipment Services, Inc.	66,976
8,298	Harsco Corp.	95,925
4,943	Hawaiian Holdings, Inc.*	112,008
2,041	HC2 Holdings, Inc.*	15,389
7,407	Healthcare Services Group, Inc.	247,690
5,219	Heartland Express, Inc.	105,633
1,993	HEICO Corp.	101,444
4,136	HEICO Corp., Class A	180,619
1,898	Heidrick & Struggles International, Inc.	36,992
1,302	Heritage-Crystal Clean, Inc.*	15,520
6,181	Herman Miller, Inc.	167,567
3,790	Hill International, Inc.*	14,857
6,520	Hillenbrand, Inc.	175,779
4,609	HNI Corp.	215,425
3,738	Hub Group, Inc., Class A*	140,885
677	Hurco Cos., Inc.	20,879
2,400	Huron Consulting Group, Inc.*	173,736
982	Hyster-Yale Materials Handling, Inc.	59,666
2,023	ICF International, Inc.*	69,207
3,846	InnerWorkings, Inc.*	27,922
2,007	Insperity, Inc.	89,091
1,910	Insteel Industries, Inc.	33,062
6,846	Interface, Inc.	165,947
3,028	John Bean Technologies Corp.	100,287
1,136	Kadant, Inc.	50,541
2,821	Kaman Corp.	109,539
3,083	Kelly Services, Inc., Class A	44,549
3,471	KEYW Holding Corp. (The)*	29,156
2,555	Kforce, Inc.	68,448
3,558	Kimball International, Inc., Class B	38,889
5,465	KLX, Inc.*	213,682
6,481	Knight Transportation, Inc.	176,283
5,057	Knoll, Inc.	120,963
5,223	Korn/Ferry International	177,948
4,688	Kratos Defense & Security Solutions, Inc.*	21,752
1,077	L.B. Foster Co., Class A	19,311
600	Lawson Products, Inc./DE*	14,034
1,223	Lindsay Corp.	93,229
2,243	LSI Industries, Inc.	21,286
1,763	Lydall, Inc.*	47,883
2,479	Marten Transport Ltd.	45,886
3,128	Masonite International Corp.*	206,604
6,917	MasTec, Inc.*	114,546
4,502	Matson, Inc.	169,635
3,415	Matthews International Corp., Class A	173,414
2,709	McGrath RentCorp	69,486
10,116	Meritor, Inc.*	127,967
1,173	Miller Industries, Inc.	25,442
1,736	Mistras Group, Inc.*	25,415
4,749	Mobile Mini, Inc.	161,514
4,012	Moog, Inc., Class A*	253,157
10,672	MRC Global, Inc.*	138,629
3,035	MSA Safety, Inc.	138,032
5,903	Mueller Industries, Inc.	187,774
16,669	Mueller Water Products, Inc., Class A	149,188
1,308	Multi-Color Corp.	86,184
2,166	MYR Group, Inc.*	62,143
503	National Presto Industries, Inc.	41,271
4,998	Navigant Consulting, Inc.*	78,918
8,432	Navios Maritime Holdings, Inc.	23,694
5,286	Navistar International Corp.*	94,302
2,811	NCI Building Systems, Inc.*	29,319
1,085	Neff Corp., Class A*	7,150
706	NL Industries, Inc.*	2,718
2,780	NN, Inc.	67,304
1,000	Nortek, Inc.*	81,810
990	Northwest Pipe Co.*	16,355
530	NV5 Holdings, Inc.*	11,406
299	Omega Flex, Inc.	9,167
5,359	On Assignment, Inc.*	192,817
2,896	Orion Marine Group, Inc.*	20,793
316	PAM Transportation Services, Inc.*	12,207
909	Park-Ohio Holdings Corp.	32,779
1,319	Patrick Industries, Inc.*	49,845
17,224	Pendrell Corp.*	25,492
4,947	PGT, Inc.*	66,141
17,970	Plug Power, Inc.*	30,729
2,233	Ply Gem Holdings, Inc.*	30,369
943	Powell Industries, Inc.	27,686
482	Power Solutions International, Inc.*	15,154
2,326	PowerSecure International, Inc.*	28,052
276	Preformed Line Products Co.	8,363
4,018	Primoris Services Corp.	73,811
2,413	Proto Labs, Inc.*	175,739
2,977	Quad/Graphics, Inc.	42,988
3,509	Quanex Building Products Corp.	62,987
3,246	Radiant Logistics, Inc.*	19,541
3,917	Raven Industries, Inc.	70,976
2,424	RBC Bearings, Inc.*	149,949
2,536	Real Industry, Inc.*	24,548
5,267	Republic Airways Holdings, Inc.*	16,222
3,893	Resources Connection, Inc.	61,081
10,549	Rexnord Corp.*	211,507
2,915	Roadrunner Transportation Systems, Inc.*	63,197
5,623	RPX Corp.*	77,429
3,668	Rush Enterprises, Inc., Class A*	93,607
3,927	Safe Bulkers, Inc.	13,077
2,600	Saia, Inc.*	97,630
34,822	Scorpio Bulkers, Inc.*	57,108
4,364	Simpson Manufacturing Co., Inc.	152,347
5,354	SkyWest, Inc.	85,129
1,736	SP Plus Corp.*	39,876
1,027	Sparton Corp.*	23,867
1,324	Standex International Corp.	105,946
8,629	Steelcase, Inc., Class A	152,129
1,530	Stock Building Supply Holdings, Inc.*	28,810
2,354	Sun Hydraulics Corp.	75,940
9,125	Swift Transportation Co.*	177,846
3,445	TAL International Group, Inc.*	63,147

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,538	TASER International, Inc.*	$129,589
2,154	Team, Inc.*	90,123
3,661	Teledyne Technologies, Inc.*	358,449
1,907	Tennant Co.	109,309
6,244	Tetra Tech, Inc.	162,219
2,293	Textainer Group Holdings Ltd.	40,288
3,323	Thermon Group Holdings, Inc.*	76,030
4,476	Titan International, Inc.	41,090
1,795	Titan Machinery, Inc.*	20,876
1,772	TRC Cos., Inc.*	15,806
3,324	Trex Co., Inc.*	129,004
4,693	TriMas Corp.*	85,600
4,264	TriNet Group, Inc.*	71,806
4,346	TrueBlue, Inc.*	104,304
3,888	Tutor Perini Corp.*	68,818
866	Twin Disc, Inc.	12,115
2,215	Ultrapetrol (Bahamas) Ltd.*	1,123
1,539	UniFirst Corp.	166,843
2,085	Universal Forest Products, Inc.	125,225
819	Universal Truckload Services, Inc.	16,077
2,244	US Ecology, Inc.	112,110
1,016	USA Truck, Inc.*	20,066
9,563	UTi Worldwide, Inc.*	68,089
1,091	Vectrus, Inc.*	27,111
844	Veritiv Corp.*	30,325
2,078	Viad Corp.	56,813
1,706	Vicor Corp.*	16,651
2,610	Virgin America, Inc.*	85,164
989	Volt Information Sciences, Inc.*	8,842
431	VSE Corp.	17,835
7,037	Wabash National Corp.*	86,063
3,703	WageWorks, Inc.*	165,931
2,919	Watts Water Technologies, Inc., Class A	160,107
4,597	Werner Enterprises, Inc.	121,775
6,395	Wesco Aircraft Holdings, Inc.*	89,786
5,407	West Corp.	131,606
6,768	Woodward, Inc.	308,621
1,141	Xerium Technologies, Inc.*	13,886
7,411	XPO Logistics, Inc.*	260,126
3,394	YRC Worldwide, Inc.*	56,714
		22,438,285
	Information Technology — 15.3%

2,050	6D Global Technologies, Inc.*	4,941
3,513	A10 Networks, Inc.*	23,326
12,097	ACI Worldwide, Inc.*	258,029
8,100	Acxiom Corp.*	169,776
5,173	ADTRAN, Inc.	82,871
4,237	Advanced Energy Industries, Inc.*	102,832
65,907	Advanced Micro Devices, Inc.*	119,292
2,418	Aerohive Networks, Inc.*	15,040
1,589	Agilysys, Inc.*	16,319
1,505	Alliance Fiber Optic Products, Inc.	28,384
1,985	Alpha & Omega Semiconductor Ltd.*	15,185
3,246	Ambarella, Inc.*	310,415
1,831	Amber Road, Inc.*	9,137
2,582	American Software, Inc., Class A	23,651
10,249	Amkor Technology, Inc.*	55,345
4,539	Angie’s List, Inc.*	24,011
2,956	Anixter International, Inc.*	188,179
530	Apigee Corp.*	3,456
8,390	Applied Micro Circuits Corp.*	49,081
1,759	Applied Optoelectronics, Inc.*	36,253
8,847	Aspen Technology, Inc.*	335,036
4,244	AVG Technologies N.V.*	98,164
3,348	Avid Technology, Inc.*	27,822
4,787	AVX Corp.	62,518
11,763	Axcelis Technologies, Inc.*	38,347
1,500	Badger Meter, Inc.	87,435
6,914	Bankrate, Inc.*	68,172
838	Barracuda Networks, Inc.*	22,031
6,321	Bazaarvoice, Inc.*	32,806
1,073	Bel Fuse, Inc., Class B	18,949
4,419	Belden, Inc.	222,673
5,429	Benchmark Electronics, Inc.*	116,018
817	Benefitfocus, Inc.*	29,968
1,592	Black Box Corp.	24,517
4,857	Blackbaud, Inc.	277,529
5,626	Blackhawk Network Holdings, Inc.*	222,283
4,239	Blucora, Inc.*	59,176
4,240	Bottomline Technologies (de), Inc.*	113,378
1,339	Box, Inc., Class A*	18,050
3,370	Brightcove, Inc.*	17,962
3,019	BroadSoft, Inc.*	95,280
6,992	Brooks Automation, Inc.	72,577
2,561	Cabot Microelectronics Corp.*	111,096
2,505	CACI International, Inc., Class A*	196,442
3,753	CalAmp Corp.*	62,375
4,603	Calix, Inc.*	36,870
5,727	Callidus Software, Inc.*	90,315
1,878	Carbonite, Inc.*	20,677
4,649	Cardtronics, Inc.*	160,390
1,986	Care.com, Inc.*	11,797
1,408	Cascade Microtech, Inc.*	21,711
1,189	Cass Information Systems, Inc.	57,310
5,730	Cavium, Inc.*	389,755
2,135	CEVA, Inc.*	41,099
2,246	ChannelAdvisor Corp.*	25,559
4,359	Checkpoint Systems, Inc.	35,221
8,168	Ciber, Inc.*	27,935
12,788	Ciena Corp.*	285,940
3,399	Cimpress N.V.*	237,862
6,570	Cirrus Logic, Inc.*	198,151
1,169	Clearfield, Inc.*	19,861
111	Code Rebel Corp.*	1,587
2,469	Coherent, Inc.*	143,943
2,684	Cohu, Inc.	26,035
4,686	CommVault Systems, Inc.*	167,946
3,565	comScore, Inc.*	186,129
1,684	Comtech Telecommunications Corp.	44,929
2,352	Comverse, Inc.*	44,312
3,332	Constant Contact, Inc.*	82,500
2,158	Control4 Corp.*	19,357
10,240	Convergys Corp.	231,424
5,589	Cornerstone OnDemand, Inc.*	199,751
6,325	Coupons.com, Inc.*	59,075
4,230	Cray, Inc.*	89,634

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,393	CSG Systems International, Inc.	$104,878
3,440	CTS Corp.	64,844
2,423	Cvent, Inc.*	76,421
3,983	Daktronics, Inc.	34,612
2,131	Datalink Corp.*	12,360
5,677	Dealertrack Technologies, Inc.*	356,289
3,459	Demandware, Inc.*	192,978
4,606	DHI Group, Inc.*	35,927
6,719	Diebold, Inc.	209,095
2,583	Digi International, Inc.*	26,450
793	Digimarc Corp.*	30,237
5,045	Digital Turbine, Inc.*	13,167
3,885	Diodes, Inc.*	76,496
6,343	Dot Hill Systems Corp.*	61,337
2,317	DSP Group, Inc.*	20,274
1,833	DTS, Inc.*	48,629
10,681	EarthLink Holdings Corp.	89,614
1,818	Eastman Kodak Co.*	25,597
2,778	Ebix, Inc.	78,867
1,726	Electro Rent Corp.	18,399
4,858	Electronics For Imaging, Inc.*	212,635
3,047	Ellie Mae, Inc.*	220,694
2,026	EMCORE Corp.*	14,121
6,073	Endurance International Group Holdings, Inc.*	92,856
2,805	EnerNOC, Inc.*	26,199
14,530	Entegris, Inc.*	199,497
3,657	Envestnet, Inc.*	114,208
5,067	EPAM Systems, Inc.*	357,781
3,351	EPIQ Systems, Inc.	42,625
582	ePlus, Inc.*	44,069
5,375	Euronet Worldwide, Inc.*	346,526
6,817	Everi Holdings, Inc.*	35,244
6,816	EVERTEC, Inc.	123,370
2,237	Everyday Health, Inc.*	21,833
4,075	Exar Corp.*	24,042
3,450	ExlService Holdings, Inc.*	124,821
10,367	Extreme Networks, Inc.*	31,101
3,671	Fabrinet*	72,979
3,217	Fair Isaac Corp.	275,279
12,064	Fairchild Semiconductor International, Inc.*	164,070
1,801	FARO Technologies, Inc.*	69,969
4,306	FEI Co.	325,017
10,767	Finisar Corp.*	166,135
2,458	Five9, Inc.*	9,660
3,961	Fleetmatics Group PLC*	177,294
5,966	FormFactor, Inc.*	39,674
1,041	Forrester Research, Inc.	32,906
2,834	Gigamon, Inc.*	64,559
1,583	Globant S.A.*	43,058
12,468	Glu Mobile, Inc.*	57,228
5,821	Gogo, Inc.*	92,496
7,790	GrubHub, Inc.*	206,045
3,565	GSI Group, Inc.*	46,309
2,533	GTT Communications, Inc.*	55,701
1,972	Guidance Software, Inc.*	14,001
7,270	Guidewire Software, Inc.*	406,466
2,481	Hackett Group, Inc. (The)	34,957
9,173	Harmonic, Inc.*	52,928
3,792	Heartland Payment Systems, Inc.	225,927
784	Hortonworks, Inc.*	18,628
1,949	HubSpot, Inc.*	92,168
5,433	II-VI, Inc.*	91,763
3,640	Imation Corp.*	11,248
2,903	Immersion Corp.*	33,646
2,750	Imperva, Inc.*	163,845
13,790	Infinera Corp.*	300,898
5,871	Infoblox, Inc.*	112,958
3,968	Inphi Corp.*	94,200
4,016	Insight Enterprises, Inc.*	101,645
15,371	Integrated Device Technology, Inc.*	291,895
3,291	Integrated Silicon Solution, Inc.	72,303
1,793	Interactive Intelligence Group, Inc.*	62,773
3,737	InterDigital, Inc.	184,869
5,695	Internap Corp.*	45,389
13,659	Intersil Corp., Class A	143,966
4,164	Intralinks Holdings, Inc.*	42,639
8,027	InvenSense, Inc.*	81,956
3,984	Itron, Inc.*	119,520
6,282	Ixia*	97,183
2,571	IXYS Corp.	30,312
4,995	j2 Global, Inc.	347,552
4,835	Jive Software, Inc.*	21,806
3,023	Kimball Electronics, Inc.*	35,520
9,043	Knowles Corp.*	147,220
6,890	Kopin Corp.*	21,359
1,665	KVH Industries, Inc.*	18,448
12,102	Lattice Semiconductor Corp.*	50,586
6,306	Limelight Networks, Inc.*	14,945
6,666	Lionbridge Technologies, Inc.*	35,530
2,496	Liquidity Services, Inc.*	18,720
2,339	Littelfuse, Inc.	209,925
5,911	LivePerson, Inc.*	54,086
2,551	LogMeIn, Inc.*	159,029
1,901	Luxoft Holding, Inc.*	116,132
2,431	M/A-COM Technology Solutions Holdings, Inc.*	71,739
7,645	Manhattan Associates, Inc.*	447,080
2,511	ManTech International Corp., Class A	68,776
3,374	Marchex, Inc., Class B	13,395
3,099	Marin Software, Inc.*	11,063
3,605	Marketo, Inc.*	100,976
7,757	Mattson Technology, Inc.*	21,797
6,827	MAXIMUS, Inc.	413,375
5,358	MaxLinear, Inc., Class A*	53,312
710	MaxPoint Interactive, Inc.*	3,309
10,362	Mentor Graphics Corp.	267,754
3,543	Mercury Systems, Inc.*	56,121
299	Mesa Laboratories, Inc.	32,412
3,973	Methode Electronics, Inc.	105,563
9,861	Microsemi Corp.*	313,185
962	MicroStrategy, Inc., Class A*	191,149
12,373	Millennial Media, Inc.*	16,580
3	Mitel Networks Corp.*	22
5,530	MKS Instruments, Inc.	186,361
4,029	MobileIron, Inc.*	16,559
2,168	Model N, Inc.*	22,330
3,911	ModusLink Global Solutions, Inc.*	12,320
3,031	MoneyGram International, Inc.*	26,491
4,096	Monolithic Power Systems, Inc.	196,977
4,148	Monotype Imaging Holdings, Inc.	87,855
9,429	Monster Worldwide, Inc.*	68,549
1,544	MTS Systems Corp.	91,930
942	Multi-Fineline Electronix, Inc.*	15,044
2,485	Nanometrics, Inc.*	34,517

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,893	NeoPhotonics Corp.*	$20,945
3,330	NETGEAR, Inc.*	101,165
9,535	NetScout Systems, Inc.*	348,504
5,736	NeuStar, Inc., Class A*	160,321
598	New Relic, Inc.*	19,471
4,128	Newport Corp.*	63,158
6,791	NIC, Inc.	127,942
5,249	Nimble Storage, Inc.*	139,938
3,904	Novatel Wireless, Inc.*	10,853
503	NVE Corp.	26,418
10,131	Oclaro, Inc.*	27,556
6,020	OmniVision Technologies, Inc.*	143,878
2,709	OPOWER, Inc.*	24,544
2,053	OSI Systems, Inc.*	149,951
1,103	Park City Group, Inc.*	12,971
2,112	Park Electrochemical Corp.	37,192
3,269	Paycom Software, Inc.*	125,987
1,604	Paylocity Holding Corp.*	52,964
1,108	PC Connection, Inc.	23,346
2,797	PDF Solutions, Inc.*	34,067
3,704	Pegasystems, Inc.	90,785
3,671	Perficient, Inc.*	60,792
2,319	Pericom Semiconductor Corp.	28,245
1,249	PFSweb, Inc.*	16,299
6,884	Photronics, Inc.*	62,713
3,651	Plantronics, Inc.	194,087
3,482	Plexus Corp.*	132,560
18,075	PMC-Sierra, Inc.*	113,692
13,993	Polycom, Inc.*	150,565
3,049	Power Integrations, Inc.	119,673
5,242	Progress Software Corp.*	142,006
4,084	Proofpoint, Inc.*	230,093
2,476	PROS Holdings, Inc.*	54,769
2,018	Q2 Holdings, Inc.*	52,791
1,060	QAD, Inc., Class A	26,680
9,463	Qlik Technologies, Inc.*	358,269
9,041	QLogic Corp.*	93,484
2,575	Qualys, Inc.*	74,829
22,319	Quantum Corp.*	26,113
3,686	QuinStreet, Inc.*	20,273
11,964	Rambus, Inc.*	160,677
4,180	RealD, Inc.*	39,334
2,403	RealNetworks, Inc.*	10,405
5,468	RealPage, Inc.*	100,666
883	Reis, Inc.	21,987
3,981	RetailMeNot, Inc.*	35,829
5,552	RingCentral, Inc., Class A*	95,550
2,735	Rocket Fuel, Inc.*	16,766
2,918	Rofin-Sinar Technologies, Inc.*	74,321
1,930	Rogers Corp.*	107,424
9,161	Rovi Corp.*	101,412
2,660	Rubicon Project, Inc. (The)*	38,304
7,808	Ruckus Wireless, Inc.*	88,387
3,309	Rudolph Technologies, Inc.*	42,223
8,561	Sanmina Corp.*	164,714
2,475	Sapiens International Corp. N.V.	28,809
2,965	ScanSource, Inc.*	113,263
4,770	Science Applications International Corp.	232,633
2,859	SciQuest, Inc.*	31,392
3,455	Seachange International, Inc.*	20,868
6,879	Semtech Corp.*	116,599
6,101	ServiceSource International, Inc.*	28,919
6,689	ShoreTel, Inc.*	49,766
2,034	Shutterstock, Inc.*	68,159
3,668	Sigma Designs, Inc.*	36,130
3,607	Silicon Graphics International Corp.*	18,035
4,425	Silicon Laboratories, Inc.*	192,399
3,775	Silver Spring Networks, Inc.*	43,790
5,123	Sonus Networks, Inc.*	36,066
1,712	SPS Commerce, Inc.*	116,450
1,477	Stamps.com, Inc.*	121,616
5,276	Stratasys Ltd.*	161,762
3,820	Super Micro Computer, Inc.*	104,477
4,039	Sykes Enterprises, Inc.*	101,581
3,816	Synaptics, Inc.*	267,463
4,016	Synchronoss Technologies, Inc.*	162,206
2,979	SYNNEX Corp.	235,907
3,252	Syntel, Inc.*	144,551
8,766	Take-Two Interactive Software, Inc.*	255,354
4,041	Tangoe, Inc.*	30,308
3,797	Tech Data Corp.*	247,716
2,029	TechTarget, Inc.*	18,728
5,204	TeleCommunication Systems, Inc., Class A*	18,214
2,928	Telenav, Inc.*	20,701
1,685	TeleTech Holdings, Inc.	45,579
5,452	Tessera Technologies, Inc.	178,498
2,051	Textura Corp.*	53,039
10,060	TiVo, Inc.*	91,546
721	Travelzoo, Inc.*	6,922
5,070	TrueCar, Inc.*	29,964
6,116	TTM Technologies, Inc.*	41,711
1,614	TubeMogul, Inc.*	17,851
3,489	Tyler Technologies, Inc.*	481,622
3,173	Ubiquiti Networks, Inc.	111,563
3,276	Ultra Clean Holdings, Inc.*	22,244
2,860	Ultratech, Inc.*	49,192
5,172	Unisys Corp.*	68,115
1,521	United Online, Inc.*	16,564
4,167	Universal Display Corp.*	153,512
928	Varonis Systems, Inc.*	18,374
3,041	VASCO Data Security International, Inc.*	50,846
4,184	Veeco Instruments, Inc.*	96,525
6,357	Verint Systems, Inc.*	339,019
4,426	ViaSat, Inc.*	260,116
9,414	Violin Memory, Inc.*	16,663
4,690	VirnetX Holding Corp.*	17,025
3,072	Virtusa Corp.*	162,570
14,033	Vishay Intertechnology, Inc.	138,646
1,306	Vishay Precision Group, Inc.*	14,614
4,540	Web.com Group, Inc.*	97,746
3,915	WebMD Health Corp.*	161,024
1,940	Wix.com Ltd.*	38,315
759	Workiva, Inc.*	10,876
5,652	Xcerra Corp.*	35,382
2,741	XO Group, Inc.*	40,156
3,312	Xoom Corp.*	82,237
1,884	Yodlee, Inc.*	30,540
5,568	Zendesk, Inc.*	115,146
5,960	Zix Corp.*	26,105
		30,496,753
	Materials — 3.4%

3,035	A. Schulman, Inc.	104,192
411	AEP Industries, Inc.*	22,379
18,423	AK Steel Holding Corp.*	56,927
3,017	American Vanguard Corp.	40,307
7,277	Axiall Corp.	183,817

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,221	Balchem Corp.	$188,525
12,371	Berry Plastics Group, Inc.*	366,182
4,096	Boise Cascade Co.*	132,915
5,461	Calgon Carbon Corp.	88,796
5,222	Carpenter Technology Corp.	203,658
5,106	Century Aluminum Co.*	28,594
717	Chase Corp.	28,322
6,960	Chemtura Corp.*	189,312
1,974	Clearwater Paper Corp.*	110,662
15,882	Cliffs Natural Resources, Inc.	63,052
14,087	Coeur Mining, Inc.*	47,332
11,991	Commercial Metals Co.	188,259
794	Core Molding Technologies, Inc.*	17,349
1,138	Deltic Timber Corp.	70,681
7,562	Ferro Corp.*	93,013
5,542	Flotek Industries, Inc.*	108,402
2,529	FutureFuel Corp.	25,492
6,732	Globe Specialty Metals, Inc.	92,498
3,191	Greif, Inc., Class A	93,432
5,224	H.B. Fuller Co.	189,318
271	Handy & Harman Ltd.*	6,835
1,100	Hawkins, Inc.	41,855
1,290	Haynes International, Inc.	49,304
7,641	Headwaters, Inc.*	154,195
38,372	Hecla Mining Co.	79,046
5,871	Horsehead Holding Corp.*	48,025
2,036	Innophos Holdings, Inc.	97,871
2,512	Innospec, Inc.	123,339
5,819	Intrepid Potash, Inc.*	46,028
1,777	Kaiser Aluminum Corp.	148,522
8,823	KapStone Paper and Packaging Corp.	192,253
1,002	KMG Chemicals, Inc.	20,240
2,128	Koppers Holdings, Inc.	44,262
3,246	Kraton Performance Polymers, Inc.*	68,523
2,171	Kronos Worldwide, Inc.	16,087
14,760	Louisiana-Pacific Corp.*	242,654
2,045	LSB Industries, Inc.*	48,896
2,088	Materion Corp.	64,644
3,599	Minerals Technologies, Inc.	193,590
2,527	Myers Industries, Inc.	36,035
1,733	Neenah Paper, Inc.	100,029
8,031	Olin Corp.	160,299
943	Olympic Steel, Inc.	12,212
3,144	OM Group, Inc.	105,324
4,854	OMNOVA Solutions, Inc.*	30,532
4,481	P. H. Glatfelter Co.	80,927
9,241	PolyOne Corp.	300,055
1,381	Quaker Chemical Corp.	109,596
4,213	Rayonier Advanced Materials, Inc.	28,733
2,382	Rentech, Inc.*	16,746
1,135	Ryerson Holding Corp.*	8,649
2,744	Schnitzer Steel Industries, Inc., Class A	47,499
3,157	Schweitzer-Mauduit International, Inc.	111,537
4,539	Senomyx, Inc.*	30,230
4,842	Sensient Technologies Corp.	315,456
1,999	Stepan Co.	90,015
12,505	Stillwater Mining Co.*	119,423
2,648	Summit Materials, Inc., Class A*	62,122
6,759	SunCoke Energy, Inc.	77,593
4,136	TimkenSteel Corp.	73,910
2,094	Trecora Resources*	27,054
2,596	Tredegar Corp.	37,616
1,187	Trinseo S.A.*	34,589
6,590	Tronox Ltd., Class A	53,049
206	United States Lime & Minerals, Inc.	10,143
1,511	US Concrete, Inc.*	78,240
1,979	Valhi, Inc.	5,581
4,248	Wausau Paper Corp.	33,092
4,975	Worthington Industries, Inc.	127,310
		6,743,181
	Telecommunication Services — 0.7%

9,134	8x8, Inc.*	70,606
1,063	Atlantic Tele-Network, Inc.	75,951
3,795	Boingo Wireless, Inc.*	28,652
21,727	Cincinnati Bell, Inc.*	74,524
4,771	Cogent Communications Holdings, Inc.	132,491
5,233	Consolidated Communications Holdings, Inc.	102,096
2,161	FairPoint Communications, Inc.*	35,354
3,622	General Communication, Inc., Class A*	61,031
49,331	Globalstar, Inc.*	86,822
1,115	Hawaiian Telcom Holdco, Inc.*	24,541
1,734	IDT Corp., Class B	27,085
6,371	inContact, Inc.*	48,101
3,476	Inteliquent, Inc.	63,680
2,911	Intelsat S.A.*	28,149
8,511	Iridium Communications, Inc.*	63,407
2,358	Lumos Networks Corp.	27,683
1,799	NTELOS Holdings Corp.*	16,497
6,193	ORBCOMM, Inc.*	37,715
1,346	Pacific DataVision, Inc.*	43,032
4,815	Premiere Global Services, Inc.*	51,906
2,505	Shenandoah Telecommunications Co.	96,918
2,253	Spok Holdings, Inc.	37,197
969	Straight Path Communications, Inc., Class B*	22,045
19,236	Vonage Holdings Corp.*	106,760
10,447	Windstream Holdings, Inc.	75,114
		1,437,357
	Utilities — 3.2%

5,082	Abengoa Yield PLC	115,666
5,051	ALLETE, Inc.	241,337
3,914	American States Water Co.	147,754
812	Artesian Resources Corp., Class A	17,856
12,630	Atlantic Power Corp.	29,681
6,452	Avista Corp.	202,528
4,644	Black Hills Corp.	184,738
4,961	California Water Service Group	102,345
1,578	Chesapeake Utilities Corp.	77,748
6,267	Cleco Corp.	335,786
1,155	Connecticut Water Service, Inc.	40,136
1,527	Consolidated Water Co., Ltd.	16,232
13,278	Dynegy, Inc.*	341,909
4,185	El Paso Electric Co.	148,149
4,518	Empire District Electric Co. (The)	97,815
1,298	Genie Energy Ltd., Class B*	13,889
5,217	IDACORP, Inc.	309,733

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,488	Laclede Group, Inc. (The)	$237,595
3,592	MGE Energy, Inc.	138,148
1,672	Middlesex Water Co.	38,055
8,867	New Jersey Resources Corp.	250,670
2,832	Northwest Natural Gas Co.	124,551
4,874	NorthWestern Corp.	251,693
3,575	NRG Yield, Inc., Class A	56,235
6,505	NRG Yield, Inc., Class C	104,470
5,449	ONE Gas, Inc.	234,144
3,854	Ormat Technologies, Inc.	135,661
3,884	Otter Tail Corp.	100,246
5,777	Pattern Energy Group, Inc.	130,965
8,162	Piedmont Natural Gas Co., Inc.	314,890
8,253	PNM Resources, Inc.	211,359
9,197	Portland General Electric Co.	317,664
1,641	SJW Corp.	47,162
7,090	South Jersey Industries, Inc.	170,869
4,853	Southwest Gas Corp.	267,352
312	Spark Energy, Inc., Class A	4,836
8,646	Talen Energy Corp.*	123,206
5,866	UIL Holdings Corp.	267,079
1,447	Unitil Corp.	52,106
2,141	Vivint Solar, Inc.*	26,634
5,152	WGL Holdings, Inc.	279,238
1,332	York Water Co. (The)	28,278
		6,336,408
	Total Common Stocks (Cost $182,592,180)	179,827,200

No. of Rights
	Rights — 0.1%
2	ANI Pharmaceuticals, Inc.*^(c)	—
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	42,607
49,993	Leap Wireless International, Inc.*^(c)	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	—
	Total Rights (Cost $—)	168,590

No. of Warrants
	Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 10.0%
	U.S. Treasury Bill
$20,000,000	0.00%, due 11/27/15	20,000,200
	Total U.S. Government & Agency Security (Cost 19,999,469)	20,000,200

	Repurchase Agreements (a)(b) — 16.2%
32,389,076	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $32,389,190	32,389,076
	Total Repurchase Agreements (Cost $32,389,076)	32,389,076

	Total Investment Securities (Cost $234,980,725) — 116.4%	232,385,066
	Liabilities in excess of other assets — (16.4%)	(32,822,064)
	Net Assets — 100.0%	$199,563,002

*                                         Non-income producing security.

^                                          Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $168,590 or 0.08% of net assets.

‡                                         Amount represents less than 0.05%.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $89,075,980.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)                                  Security has been deemed illiquid at August 31, 2015.

REIT                  Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,047,901
Aggregate gross unrealized depreciation	(23,416,710)
Net unrealized depreciation	$(5,368,809)
Federal income tax cost of investments	$237,753,875

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	189	09/18/15	$21,871,080	$52,580

Cash collateral in the amount of $963,900 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$32,240,238	11/07/16	Bank of America, N.A.	(0.11)%	Russell 2000® Index	$4,002,931
16,450,566	11/06/15	Citibank, N.A.	(0.05)%	Russell 2000® Index	(31,721,166)
4,135,259	11/06/15	Credit Suisse International	(0.06)%	Russell 2000® Index	556,895
3,516,122	11/06/15	Deutsche Bank AG	(0.25)%	iShares® Russell 2000 ETF	745,609
32,148,095	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Index	(1,909,931)
2,632,317	01/06/16	Goldman Sachs International	0.05%	Russell 2000® Index	(2,465,561)
2,419,118	11/06/15	Morgan Stanley & Co. International PLC	(0.31)%	iShares® Russell 2000 ETF	588,377
56,774,390	01/06/16	Morgan Stanley & Co. International PLC	(0.06)%	Russell 2000® Index	1,350,918
12,999,345	11/06/15	Societe Generale	0.19%	Russell 2000® Index	(7,622,845)
34,104,583	11/06/15	UBS AG	0.04%	Russell 2000® Index	(18,110)
$197,420,033					$(36,492,883)

(1)                                 Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 64.6%
	Consumer Discretionary — 9.5%

323	American Public Education, Inc.*	$7,083
244	Arctic Cat, Inc.	6,449
736	Barnes & Noble Education, Inc.*	9,490
1,162	Barnes & Noble, Inc.	18,139
344	Big 5 Sporting Goods Corp.	3,956
20	Biglari Holdings, Inc.*	7,465
410	BJ’s Restaurants, Inc.*	17,626
224	Blue Nile, Inc.*	7,629
421	Bob Evans Farms, Inc.	19,025
1,497	Boyd Gaming Corp.*	24,102
534	Buckle, Inc. (The)	22,535
825	Caleres, Inc.	27,472
1,471	Callaway Golf Co.	13,018
205	Capella Education Co.	9,994
1,138	Career Education Corp.*	4,222
486	Cato Corp. (The), Class A	17,073
388	Children’s Place, Inc. (The)	23,249
701	Christopher & Banks Corp.*	1,227
1,451	Crocs, Inc.*	21,373
312	DineEquity, Inc.	29,796
579	Dorman Products, Inc.*	29,153
455	Drew Industries, Inc.	25,143
999	E.W. Scripps Co. (The), Class A	17,502
491	Ethan Allen Interiors, Inc.	14,607
1,591	Express, Inc.*	32,456
868	Finish Line, Inc. (The), Class A	22,889
797	Francesca’s Holdings Corp.*	8,958
658	Fred’s, Inc., Class A	8,633
345	FTD Cos., Inc.*	10,312
720	G-III Apparel Group Ltd.*	49,918
2,137	Gannett Co., Inc.*	28,016
453	Genesco, Inc.*	27,130
677	Gentherm, Inc.*	30,864
403	Group 1 Automotive, Inc.	35,222
806	Harte-Hanks, Inc.	3,103
388	Haverty Furniture Cos., Inc.	8,967
505	Helen of Troy Ltd.*	42,996
464	Hibbett Sports, Inc.*	18,328
899	Iconix Brand Group, Inc.*	12,487
747	Interval Leisure Group, Inc.	14,985
560	iRobot Corp.*	16,408
281	Kirkland’s, Inc.	6,272
965	La-Z-Boy, Inc.	26,644
432	Lithia Motors, Inc., Class A	46,051
510	Lumber Liquidators Holdings, Inc.*	7,706
462	M/I Homes, Inc.*	11,541
346	Marcus Corp. (The)	6,716
480	MarineMax, Inc.*	7,824
520	Marriott Vacations Worldwide Corp.	36,925
865	Men’s Wearhouse, Inc. (The)	48,829
709	Meritage Homes Corp.*	29,877
190	Monarch Casino & Resort, Inc.*	3,334
600	Monro Muffler Brake, Inc.	38,034
322	Movado Group, Inc.	9,116
552	Nutrisystem, Inc.	15,445
348	Outerwall, Inc.	21,437
275	Oxford Industries, Inc.	23,144
555	Papa John’s International, Inc.	37,324
1,013	Pep Boys-Manny Moe & Jack (The)*	12,257
227	Perry Ellis International, Inc.*	5,621
385	PetMed Express, Inc.	6,383
1,140	Pinnacle Entertainment, Inc.*	43,058
822	Pool Corp.	57,277
436	Popeyes Louisiana Kitchen, Inc.*	24,250
266	Red Robin Gourmet Burgers, Inc.*	20,958
833	Regis Corp.*	9,030
1,170	Ruby Tuesday, Inc.*	7,699
658	Ruth’s Hospitality Group, Inc.	10,581
882	Ryland Group, Inc. (The)	38,138
506	Scholastic Corp.	21,864
938	Scientific Games Corp., Class A*	10,337
985	Select Comfort Corp.*	23,985
406	Sizmek, Inc.*	2,667
623	Sonic Automotive, Inc., Class A	13,401
931	Sonic Corp.	25,137
601	Stage Stores, Inc.	6,455
394	Standard Motor Products, Inc.	13,948
2,802	Standard Pacific Corp.*	23,677
539	Stein Mart, Inc.	5,789
1,052	Steven Madden Ltd.*	42,985
207	Strayer Education, Inc.*	10,814
356	Sturm Ruger & Co., Inc.	22,389
437	Superior Industries International, Inc.	8,347
1,187	Texas Roadhouse, Inc.	42,720
728	TopBuild Corp.*	23,092
834	Tuesday Morning Corp.*	6,614
271	Unifi, Inc.*	7,867
299	Universal Electronics, Inc.*	13,631
396	Universal Technical Institute, Inc.	1,766
560	Vitamin Shoppe, Inc.*	20,048
373	VOXX International Corp.*	2,891
507	Winnebago Industries, Inc.	10,383
1,945	Wolverine World Wide, Inc.	52,418
407	Zumiez, Inc.*	9,487
		1,783,183
	Consumer Staples — 1.8%

503	Andersons, Inc. (The)	17,796
1,092	B&G Foods, Inc.	33,186
292	Calavo Growers, Inc.	17,009
566	Cal-Maine Foods, Inc.	30,066
791	Central Garden & Pet Co., Class A*	10,006
3,113	Darling Ingredients, Inc.*	39,971
498	Diamond Foods, Inc.*	15,024
321	Inter Parfums, Inc.	8,250
282	J&J Snack Foods Corp.	32,137
212	Medifast, Inc.*	5,887
376	Sanderson Farms, Inc.	25,959
123	Seneca Foods Corp., Class A*	3,626
984	Snyder’s-Lance, Inc.	33,230
709	SpartanNash Co.	20,065
426	Universal Corp.	20,963
258	WD-40 Co.	21,605
		334,780
	Energy — 1.9%

703	Approach Resources, Inc.*	1,800
651	Basic Energy Services, Inc.*	3,392
943	Bill Barrett Corp.*	5,158
730	Bonanza Creek Energy, Inc.*	5,584
656	Bristow Group, Inc.	24,311
373	CARBO Ceramics, Inc.	10,228
892	Carrizo Oil & Gas, Inc.*	32,496
1,164	Cloud Peak Energy, Inc.*	5,564
300	Contango Oil & Gas Co.*	2,793
368	Era Group, Inc.*	6,219
1,308	Exterran Holdings, Inc.	29,195

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
248	Geospace Technologies Corp.*	$4,392
651	Green Plains, Inc.	13,840
252	Gulf Island Fabrication, Inc.	3,183
483	GulfMark Offshore, Inc., Class A	4,361
599	Hornbeck Offshore Services, Inc.*	11,830
2,420	ION Geophysical Corp.*	1,258
503	Matrix Service Co.*	10,060
1,585	Newpark Resources, Inc.*	11,618
1,091	Northern Oil and Gas, Inc.*	6,579
755	PDC Energy, Inc.*	42,416
1,349	Penn Virginia Corp.*	1,659
1,211	Pioneer Energy Services Corp.*	4,008
92	REX American Resources Corp.*	4,933
937	Rex Energy Corp.*	3,233
327	SEACOR Holdings, Inc.*	21,095
1,078	Stone Energy Corp.*	6,112
1,706	Synergy Resources Corp.*	18,322
668	Tesco Corp.	5,671
1,501	TETRA Technologies, Inc.*	11,543
887	Tidewater, Inc.	15,904
1,008	U.S. Silica Holdings, Inc.	20,261
883	Unit Corp.*	13,422
		362,440
	Financials — 15.1%

1,296	Acadia Realty Trust (REIT)	38,297
332	Agree Realty Corp. (REIT)	9,445
702	American Assets Trust, Inc. (REIT)	27,041
1,532	American Equity Investment Life Holding Co.	37,166
358	AMERISAFE, Inc.	16,733
1,677	Astoria Financial Corp.	27,117
817	Bank Mutual Corp.	5,907
364	Banner Corp.	16,165
1,499	BBCN Bancorp, Inc.	21,811
255	BofI Holding, Inc.*	29,539
1,565	Boston Private Financial Holdings, Inc.	18,624
1,328	Brookline Bancorp, Inc.	14,010
321	Calamos Asset Management, Inc., Class A	3,390
1,805	Capstead Mortgage Corp. (REIT)	18,808
606	Cardinal Financial Corp.	13,520
862	CareTrust REIT, Inc. (REIT)	9,663
518	Cash America International, Inc.	14,297
1,394	Cedar Realty Trust, Inc. (REIT)	8,726
594	Central Pacific Financial Corp.	12,320
1,124	Chesapeake Lodging Trust (REIT)	32,495
287	City Holding Co.	13,667
1,011	Columbia Banking System, Inc.	30,643
768	Community Bank System, Inc.	27,387
500	CoreSite Realty Corp. (REIT)	24,345
3,877	Cousins Properties, Inc. (REIT)	35,552
1,822	CVB Financial Corp.	29,608
3,782	DiamondRock Hospitality Co. (REIT)	44,476
571	Dime Community Bancshares, Inc.	9,724
609	EastGroup Properties, Inc. (REIT)	32,886
911	Education Realty Trust, Inc. (REIT)	26,647
337	eHealth, Inc.*	5,035
601	Employers Holdings, Inc.	13,252
456	Encore Capital Group, Inc.*	18,527
497	Enova International, Inc.*	6,461
1,078	EPR Properties (REIT)	54,859
686	Evercore Partners, Inc., Class A	35,933
920	EZCORP, Inc., Class A*	5,814
980	Financial Engines, Inc.	31,811
1,974	First BanCorp./Puerto Rico*	7,916
531	First Cash Financial Services, Inc.*	21,914
1,676	First Commonwealth Financial Corp.	14,833
1,162	First Financial Bancorp	21,427
1,209	First Financial Bankshares, Inc.	37,648
1,469	First Midwest Bancorp, Inc./IL	25,913
299	First NBC Bank Holding Co.*	10,465
3,283	FNB Corp./PA	41,235
633	Forestar Group, Inc.*	8,185
1,680	Franklin Street Properties Corp. (REIT)	17,489
1,406	GEO Group, Inc. (The) (REIT)	42,222
491	Getty Realty Corp. (REIT)	7,738
1,423	Glacier Bancorp, Inc.	37,012
1,326	Government Properties Income Trust (REIT)	21,004
761	Green Dot Corp., Class A*	13,462
519	Greenhill & Co., Inc.	18,222
605	Hanmi Financial Corp.	14,665
168	HCI Group, Inc.	6,678
1,892	Healthcare Realty Trust, Inc. (REIT)	43,327
620	HFF, Inc., Class A	22,525
1,108	Home BancShares, Inc./AR	42,237
775	Horace Mann Educators Corp.	25,746
497	Independent Bank Corp./MA	22,509
216	Infinity Property & Casualty Corp.	16,693
1,665	Inland Real Estate Corp. (REIT)	14,003
1,082	Interactive Brokers Group, Inc., Class A	43,193
645	Investment Technology Group, Inc.	10,591
1,575	Kite Realty Group Trust (REIT)	37,028
682	LegacyTexas Financial Group, Inc.	19,314
121	LendingTree, Inc.*	12,820
4,001	Lexington Realty Trust (REIT)	32,288
670	LTC Properties, Inc. (REIT)	27,329
703	MarketAxess Holdings, Inc.	63,565
1,215	MB Financial, Inc.	40,022
4,405	Medical Properties Trust, Inc. (REIT)	51,406
2,640	National Penn Bancshares, Inc.	31,720
206	Navigators Group, Inc. (The)*	15,666
830	NBT Bancorp, Inc.	21,497
884	Northfield Bancorp, Inc.	13,234
1,912	Northwest Bancshares, Inc.	24,550
840	OFG Bancorp	7,258
2,006	Old National Bancorp/IN	27,683
705	Oritani Financial Corp.	10,631
1,592	Parkway Properties, Inc./MD (REIT)	25,217
1,302	Pennsylvania Real Estate Investment Trust (REIT)	25,832
629	Pinnacle Financial Partners, Inc.	29,827
284	Piper Jaffray Cos.*	11,888
1,029	Post Properties, Inc. (REIT)	56,965
910	PRA Group, Inc.*	48,494
1,333	PrivateBancorp, Inc.	50,454
1,037	ProAssurance Corp.	50,015
1,020	Provident Financial Services, Inc.	19,319
366	PS Business Parks, Inc. (REIT)	26,703
1,860	Retail Opportunity Investments Corp. (REIT)	29,630
700	RLI Corp.	36,477
538	S&T Bancorp, Inc.	16,097
1,227	Sabra Health Care REIT, Inc. (REIT)	29,411

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
239	Safety Insurance Group, Inc.	$12,567
215	Saul Centers, Inc. (REIT)	10,608
1,073	Selective Insurance Group, Inc.	32,533
292	Simmons First National Corp., Class A	12,810
439	Southside Bancshares, Inc.	11,432
2,248	Sterling Bancorp/DE	31,539
416	Stewart Information Services Corp.	16,116
1,630	Summit Hotel Properties, Inc. (REIT)	19,772
1,179	Talmer Bancorp, Inc., Class A	19,159
863	Texas Capital Bancshares, Inc.*	46,481
226	Tompkins Financial Corp.	11,863
1,791	TrustCo Bank Corp./NY	10,603
769	UMB Financial Corp.	38,550
1,204	United Bankshares, Inc./WV	45,054
853	United Community Banks, Inc./GA	16,693
396	United Fire Group, Inc.	13,147
315	United Insurance Holdings Corp.	4,139
251	Universal Health Realty Income Trust (REIT)	11,546
574	Universal Insurance Holdings, Inc.	14,138
528	Urstadt Biddle Properties, Inc., Class A (REIT)	9,467
131	Virtus Investment Partners, Inc.	15,073
502	Walker & Dunlop, Inc.*	12,214
481	Westamerica Bancorp.	21,712
1,330	Wilshire Bancorp, Inc.	14,204
894	Wintrust Financial Corp.	45,594
161	World Acceptance Corp.*	6,050
		2,825,957
	Health Care — 8.8%

402	Abaxis, Inc.	18,902
708	Abiomed, Inc.*	67,897
516	Aceto Corp.	11,564
806	Acorda Therapeutics, Inc.*	25,768
1,457	Affymetrix, Inc.*	13,594
677	Air Methods Corp.*	25,354
486	Albany Molecular Research, Inc.*	9,691
149	Almost Family, Inc.*	6,601
634	Amedisys, Inc.*	24,498
896	AMN Healthcare Services, Inc.*	30,106
912	Amsurg Corp.*	71,519
234	Analogic Corp.	18,856
487	AngioDynamics, Inc.*	7,188
155	ANI Pharmaceuticals, Inc.*	7,559
276	Anika Therapeutics, Inc.*	9,773
590	Cambrex Corp.*	28,208
665	Cantel Medical Corp.	33,004
322	Chemed Corp.	43,905
198	Computer Programs & Systems, Inc.	9,112
520	CONMED Corp.	27,591
165	CorVel Corp.*	4,955
570	Cross Country Healthcare, Inc.*	7,917
480	CryoLife, Inc.	4,694
490	Cyberonics, Inc.*	32,017
418	Cynosure, Inc., Class A*	13,226
1,130	Depomed, Inc.*	30,431
564	Emergent BioSolutions, Inc.*	18,776
219	Enanta Pharmaceuticals, Inc.*	8,550
432	Ensign Group, Inc. (The)	20,282
662	ExamWorks Group, Inc.*	23,713
481	Greatbatch, Inc.*	27,330
974	Haemonetics Corp.*	35,171
666	Hanger, Inc.*	11,941
642	HealthEquity, Inc.*	18,823
452	HealthStream, Inc.*	11,232
673	Healthways, Inc.*	8,217
1,665	HMS Holdings Corp.*	17,399
262	ICU Medical, Inc.*	29,742
1,256	Impax Laboratories, Inc.*	51,446
182	Inogen, Inc.*	8,971
525	Integra LifeSciences Holdings Corp.*	31,489
555	Invacare Corp.	9,762
328	IPC Healthcare, Inc.*	26,043
1,573	Kindred Healthcare, Inc.	31,586
180	Landauer, Inc.	6,914
505	Lannett Co., Inc.*	24,215
234	LHC Group, Inc.*	10,132
337	Ligand Pharmaceuticals, Inc.*	30,984
723	Luminex Corp.*	13,173
515	Magellan Health, Inc.*	28,840
896	Masimo Corp.*	36,404
1,137	MedAssets, Inc.*	24,013
1,248	Medicines Co. (The)*	51,168
1,042	Medidata Solutions, Inc.*	50,037
786	Meridian Bioscience, Inc.	15,036
830	Merit Medical Systems, Inc.*	18,883
1,801	MiMedx Group, Inc.*	17,488
1,120	Momenta Pharmaceuticals, Inc.*	21,851
621	Natus Medical, Inc.*	25,262
2,478	Nektar Therapeutics*	27,382
698	Neogen Corp.*	36,045
911	NuVasive, Inc.*	48,028
683	Omnicell, Inc.*	23,208
2	OPKO Health, Inc.*	16
573	PharMerica Corp.*	18,749
985	Prestige Brands Holdings, Inc.*	45,822
227	Providence Service Corp. (The)*	10,176
829	Quality Systems, Inc.	11,266
582	Repligen Corp.*	19,835
429	Sagent Pharmaceuticals, Inc.*	8,571
1,828	Select Medical Holdings Corp.	23,581
1,111	Spectrum Pharmaceuticals, Inc.*	8,077
540	Supernus Pharmaceuticals, Inc.*	9,801
245	SurModics, Inc.*	5,574
296	Vascular Solutions, Inc.*	10,230
		1,655,164
	Industrials — 11.0%

785	AAON, Inc.	16,234
636	AAR Corp.	15,474
989	ABM Industries, Inc.	31,658
1,122	Actuant Corp., Class A	24,056
706	Aegion Corp.*	12,990
1,181	Aerojet Rocketdyne Holdings, Inc.*	24,293
378	Aerovironment, Inc.*	9,091
543	Albany International Corp., Class A	17,322
253	Allegiant Travel Co.	51,425
135	American Science & Engineering, Inc.	5,307
237	American Woodmark Corp.*	15,708
550	Apogee Enterprises, Inc.	28,682
757	Applied Industrial Technologies, Inc.	32,051
456	ArcBest Corp.	13,169
355	Astec Industries, Inc.	14,026
471	Atlas Air Worldwide Holdings, Inc.*	19,457
485	AZZ, Inc.	24,541

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
929	Barnes Group, Inc.	$35,887
899	Brady Corp., Class A	19,742
840	Briggs & Stratton Corp.	16,783
916	Brink’s Co. (The)	26,253
274	CDI Corp.	2,803
512	Celadon Group, Inc.	9,774
576	Chart Industries, Inc.*	14,723
323	CIRCOR International, Inc.	14,612
705	Comfort Systems USA, Inc.	19,543
410	Cubic Corp.	17,269
896	Curtiss-Wright Corp.	58,876
239	DXP Enterprises, Inc.*	7,110
642	Dycom Industries, Inc.*	45,640
483	Echo Global Logistics, Inc.*	11,235
1,181	EMCOR Group, Inc.	54,432
352	Encore Wire Corp.	11,429
838	EnerSys	44,808
332	Engility Holdings, Inc.	9,230
430	EnPro Industries, Inc.	20,399
492	ESCO Technologies, Inc.	17,766
723	Essendant, Inc.	24,943
490	Exponent, Inc.	20,947
1,178	Federal Signal Corp.	16,669
584	Forward Air Corp.	26,292
745	Franklin Electric Co., Inc.	21,821
377	G&K Services, Inc., Class A	25,489
921	General Cable Corp.	13,401
548	Gibraltar Industries, Inc.*	8,982
769	Griffon Corp.	12,796
1,509	Harsco Corp.	17,444
1,031	Hawaiian Holdings, Inc.*	23,362
1,347	Healthcare Services Group, Inc.	45,044
1,042	Heartland Express, Inc.	21,090
311	Heidrick & Struggles International, Inc.	6,061
1,197	Hillenbrand, Inc.	32,271
644	Hub Group, Inc., Class A*	24,272
428	Insperity, Inc.	18,999
1,245	Interface, Inc.	30,179
551	John Bean Technologies Corp.	18,249
513	Kaman Corp.	19,920
562	Kelly Services, Inc., Class A	8,121
1,163	Knight Transportation, Inc.	31,634
950	Korn/Ferry International	32,366
222	Lindsay Corp.	16,923
321	Lydall, Inc.*	8,718
449	Marten Transport Ltd.	8,311
819	Matson, Inc.	30,860
559	Matthews International Corp., Class A	28,386
871	Mobile Mini, Inc.	29,623
730	Moog, Inc., Class A*	46,063
1,073	Mueller Industries, Inc.	34,132
394	MYR Group, Inc.*	11,304
93	National Presto Industries, Inc.	7,631
909	Navigant Consulting, Inc.*	14,353
877	On Assignment, Inc.*	31,554
520	Orion Marine Group, Inc.*	3,734
900	PGT, Inc.*	12,033
171	Powell Industries, Inc.	5,021
638	Quanex Building Products Corp.	11,452
958	Republic Airways Holdings, Inc.*	2,951
708	Resources Connection, Inc.	11,108
568	Roadrunner Transportation Systems, Inc.*	12,314
473	Saia, Inc.*	17,761
791	Simpson Manufacturing Co., Inc.	27,614
974	SkyWest, Inc.	15,487
241	Standex International Corp.	19,285
1,007	TASER International, Inc.*	23,564
347	Tennant Co.	19,890
1,135	Tetra Tech, Inc.	29,487
1,013	Titan International, Inc.	9,299
1,037	Toro Co. (The)	73,938
790	TrueBlue, Inc.*	18,960
296	UniFirst Corp.	32,089
377	Universal Forest Products, Inc.	22,643
408	US Ecology, Inc.	20,384
1,738	UTi Worldwide, Inc.*	12,375
154	Veritiv Corp.*	5,533
378	Viad Corp.	10,335
314	Vicor Corp.*	3,065
626	WageWorks, Inc.*	28,051
532	Watts Water Technologies, Inc., Class A	29,180
		2,059,561
	Information Technology — 10.3%

940	ADTRAN, Inc.	15,059
724	Advanced Energy Industries, Inc.*	17,571
279	Agilysys, Inc.*	2,865
515	Anixter International, Inc.*	32,785
273	Badger Meter, Inc.	15,913
201	Bel Fuse, Inc., Class B	3,550
988	Benchmark Electronics, Inc.*	21,114
290	Black Box Corp.	4,466
883	Blackbaud, Inc.	50,455
771	Blucora, Inc.*	10,763
711	Bottomline Technologies (de), Inc.*	19,012
1,272	Brooks Automation, Inc.	13,203
466	Cabot Microelectronics Corp.*	20,215
456	CACI International, Inc., Class A*	35,760
683	CalAmp Corp.*	11,351
846	Cardtronics, Inc.*	29,187
388	CEVA, Inc.*	7,469
793	Checkpoint Systems, Inc.	6,407
1,337	Ciber, Inc.*	4,573
1,195	Cirrus Logic, Inc.*	36,041
449	Coherent, Inc.*	26,177
488	Cohu, Inc.	4,734
636	comScore, Inc.*	33,206
304	Comtech Telecommunications Corp.	8,111
606	Constant Contact, Inc.*	15,005
617	CSG Systems International, Inc.	19,071
626	CTS Corp.	11,800
740	Daktronics, Inc.	6,431
847	Dealertrack Technologies, Inc.*	53,158
726	DHI Group, Inc.*	5,663
470	Digi International, Inc.*	4,813
696	Diodes, Inc.*	13,704
421	DSP Group, Inc.*	3,684
333	DTS, Inc.*	8,834
527	Ebix, Inc.	14,962
504	Electro Scientific Industries, Inc.	2,339
883	Electronics For Imaging, Inc.*	38,649
604	EPIQ Systems, Inc.	7,683
112	ePlus, Inc.*	8,481
905	Exar Corp.*	5,339
601	ExlService Holdings, Inc.*	21,744
561	Fabrinet*	11,153
327	FARO Technologies, Inc.*	12,704
204	Forrester Research, Inc.	6,448

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,668	Harmonic, Inc.*	$9,624
690	Heartland Payment Systems, Inc.	41,110
978	II-VI, Inc.*	16,518
730	Insight Enterprises, Inc.*	18,476
325	Interactive Intelligence Group, Inc.*	11,378
725	Itron, Inc.*	21,750
1,122	Ixia*	17,357
863	j2 Global, Inc.	60,048
1,153	Kopin Corp.*	3,574
1,447	Kulicke & Soffa Industries, Inc.*	15,280
464	Liquidity Services, Inc.*	3,480
425	Littelfuse, Inc.	38,144
978	LivePerson, Inc.*	8,949
464	LogMeIn, Inc.*	28,926
884	Lumentum Holdings, Inc.*	17,442
445	ManTech International Corp., Class A	12,189
612	Mercury Systems, Inc.*	9,694
723	Methode Electronics, Inc.	19,210
1,793	Microsemi Corp.*	56,946
171	MicroStrategy, Inc., Class A*	33,978
1,006	MKS Instruments, Inc.	33,902
693	Monolithic Power Systems, Inc.	33,326
754	Monotype Imaging Holdings, Inc.	15,970
1,715	Monster Worldwide, Inc.*	12,468
281	MTS Systems Corp.	16,731
452	Nanometrics, Inc.*	6,278
605	NETGEAR, Inc.*	18,380
744	Newport Corp.*	11,383
1,149	NIC, Inc.	21,647
351	OSI Systems, Inc.*	25,637
384	Park Electrochemical Corp.	6,762
668	Perficient, Inc.*	11,062
384	Pericom Semiconductor Corp.	4,677
633	Plexus Corp.*	24,098
555	Power Integrations, Inc.	21,784
953	Progress Software Corp.*	25,817
1,644	QLogic Corp.*	16,999
655	QuinStreet, Inc.*	3,602
531	Rofin-Sinar Technologies, Inc.*	13,525
351	Rogers Corp.*	19,537
602	Rudolph Technologies, Inc.*	7,682
1,557	Sanmina Corp.*	29,957
539	ScanSource, Inc.*	20,590
1,252	Semtech Corp.*	21,221
284	Stamps.com, Inc.*	23,385
677	Super Micro Computer, Inc.*	18,516
734	Sykes Enterprises, Inc.*	18,460
693	Synchronoss Technologies, Inc.*	27,990
529	SYNNEX Corp.	41,891
1,594	Take-Two Interactive Software, Inc.*	46,433
691	Tangoe, Inc.*	5,182
329	TeleTech Holdings, Inc.	8,899
882	Tessera Technologies, Inc.	28,877
1,187	TTM Technologies, Inc.*	8,095
520	Ultratech, Inc.*	8,944
555	VASCO Data Security International, Inc.*	9,280
761	Veeco Instruments, Inc.*	17,556
827	ViaSat, Inc.*	48,603
4,418	Viavi Solutions, Inc.*	23,725
508	Virtusa Corp.*	26,883
449	XO Group, Inc.*	6,578
		1,938,057
	Materials — 3.2%

555	A. Schulman, Inc.	19,053
3,350	AK Steel Holding Corp.*	10,351
477	American Vanguard Corp.	6,373
586	Balchem Corp.	34,299
745	Boise Cascade Co.*	24,175
993	Calgon Carbon Corp.	16,146
949	Century Aluminum Co.*	5,314
359	Clearwater Paper Corp.*	20,125
209	Deltic Timber Corp.	12,981
937	Flotek Industries, Inc.*	18,328
420	FutureFuel Corp.	4,234
1,209	Globe Specialty Metals, Inc.	16,612
952	H.B. Fuller Co.	34,500
178	Hawkins, Inc.	6,773
237	Haynes International, Inc.	9,058
1,390	Headwaters, Inc.*	28,050
370	Innophos Holdings, Inc.	17,786
458	Innospec, Inc.	22,488
1,068	Intrepid Potash, Inc.*	8,448
328	Kaiser Aluminum Corp.	27,414
1,596	KapStone Paper and Packaging Corp.	34,777
387	Koppers Holdings, Inc.	8,050
590	Kraton Performance Polymers, Inc.*	12,455
368	LSB Industries, Inc.*	8,799
380	Materion Corp.	11,765
461	Myers Industries, Inc.	6,574
315	Neenah Paper, Inc.	18,182
172	Olympic Steel, Inc.	2,227
572	OM Group, Inc.	19,162
814	P. H. Glatfelter Co.	14,701
251	Quaker Chemical Corp.	19,919
807	Rayonier Advanced Materials, Inc.	5,504
574	Schweitzer-Mauduit International, Inc.	20,279
361	Stepan Co.	16,256
2,274	Stillwater Mining Co.*	21,717
1,229	SunCoke Energy, Inc.	14,109
709	TimkenSteel Corp.	12,670
486	Tredegar Corp.	7,042
943	Wausau Paper Corp.	7,346
		604,042
	Telecommunication Services — 0.5%

1,661	8x8, Inc.*	12,840
190	Atlantic Tele-Network, Inc.	13,575
3,951	Cincinnati Bell, Inc.*	13,552
885	Consolidated Communications Holdings, Inc.	17,266
566	General Communication, Inc., Class A*	9,537
1,496	Iridium Communications, Inc.*	11,145
390	Lumos Networks Corp.	4,579
410	Spok Holdings, Inc.	6,769
		89,263
	Utilities — 2.5%

845	ALLETE, Inc.	40,374
712	American States Water Co.	26,878
1,080	Avista Corp.	33,901
764	El Paso Electric Co.	27,046
816	Laclede Group, Inc. (The)	43,199
1,613	New Jersey Resources Corp.	45,600
515	Northwest Natural Gas Co.	22,650

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
886	NorthWestern Corp.	$45,753
1,488	Piedmont Natural Gas Co., Inc.	57,407
1,285	South Jersey Industries, Inc.	30,968
883	Southwest Gas Corp.	48,644
1,073	UIL Holdings Corp.	48,854
		471,274
	Total Common Stocks (Cost $13,406,330)	12,123,721

Principal Amount
	Repurchase Agreements (a)(b) — 3.6%
$680,534	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $680,535	680,534
	Total Repurchase Agreements (Cost $680,534)	680,534
	Total Investment Securities (Cost $14,086,864) — 68.2%	12,804,255
	Other assets less liabilities — 31.8%	5,971,374
	Net Assets — 100.0%	$18,775,629

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $1,852,600.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$878,287
Aggregate gross unrealized depreciation	(2,222,437)
Net unrealized depreciation	$(1,344,150)
Federal income tax cost of investments	$14,148,405

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$1,848,162	01/06/16	Bank of America, N.A.	0.39%	S&P SmallCap 600®	$1,879,089
2,322,173	11/06/15	Citibank, N.A.	0.15%	S&P SmallCap 600®	998,984
2,057,305	11/06/15	Credit Suisse International	(0.01)%	S&P SmallCap 600®	359,327
136,481	01/06/16	Deutsche Bank AG	(0.05)%	iShares® Core S&P Small-Cap ETF	8,665
12,742,154	01/06/17	Deutsche Bank AG	(0.05)%	S&P SmallCap 600®	414,097
5,034,570	11/06/15	Morgan Stanley & Co. International PLC	0.34%	S&P SmallCap 600®	681,118
1,285,937	11/06/15	Societe Generale	0.59%	S&P SmallCap 600®	1,516,013
$25,426,782					$5,857,293

(1)                                 Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 69.7%
	Consumer Discretionary — 9.0%

2,767	Advance Auto Parts, Inc.	$484,917
14,443	Amazon.com, Inc.*	7,407,670
2,847	AutoNation, Inc.*	170,364
1,199	AutoZone, Inc.*	858,472
6,480	Bed Bath & Beyond, Inc.*	402,473
11,074	Best Buy Co., Inc.	406,859
8,558	BorgWarner, Inc.	373,471
8,339	Cablevision Systems Corp., Class A	209,893
7,913	CarMax, Inc.*	482,693
17,057	Carnival Corp.	839,716
17,125	CBS Corp. (Non-Voting), Class B	774,735
1,174	Chipotle Mexican Grill, Inc.*	833,552
10,449	Coach, Inc.	316,082
95,065	Comcast Corp., Class A	5,355,011
12,619	D.R. Horton, Inc.	383,239
4,758	Darden Restaurants, Inc.	323,592
10,920	Delphi Automotive PLC	824,678
5,641	Discovery Communications, Inc., Class A*	150,051
9,876	Discovery Communications, Inc., Class C*	250,455
11,238	Dollar General Corp.	837,119
8,429	Dollar Tree, Inc.*	642,799
3,772	Expedia, Inc.	433,742
150,354	Ford Motor Co.	2,085,410
1,624	Fossil Group, Inc.*	100,006
4,037	GameStop Corp., Class A	171,492
3	Gannett Co., Inc.*	39
9,945	Gap, Inc. (The)	326,295
4,561	Garmin Ltd.	171,539
51,061	General Motors Co.	1,503,236
5,756	Genuine Parts Co.	480,568
10,203	Goodyear Tire & Rubber Co. (The)	303,743
10,410	H&R Block, Inc.	354,148
15,191	Hanesbrands, Inc.	457,401
7,907	Harley-Davidson, Inc.	443,187
2,691	Harman International Industries, Inc.	263,018
4,238	Hasbro, Inc.	316,112
49,129	Home Depot, Inc. (The)	5,721,563
15,618	Interpublic Group of Cos., Inc. (The)	294,868
24,766	Johnson Controls, Inc.	1,018,873
7,484	Kohl’s Corp.	381,909
9,276	L Brands, Inc.	778,256
5,212	Leggett & Platt, Inc.	231,517
6,752	Lennar Corp., Class A	343,677
35,276	Lowe’s Cos., Inc.	2,440,041
12,723	Macy’s, Inc.	745,695
7,798	Marriott International, Inc., Class A	551,007
12,797	Mattel, Inc.	299,834
36,252	McDonald’s Corp.	3,444,665
7,515	Michael Kors Holdings Ltd.*	326,602
2,349	Mohawk Industries, Inc.*	462,683
16,050	Netflix, Inc.*	1,846,232
10,163	Newell Rubbermaid, Inc.	428,167
18,939	News Corp., Class A*	258,139
26,338	NIKE, Inc., Class B	2,943,272
5,333	Nordstrom, Inc.	388,669
9,241	Omnicom Group, Inc.	618,962
3,820	O’Reilly Automotive, Inc.*	917,067
1,961	Priceline Group, Inc. (The)*	2,448,583
12,411	PulteGroup, Inc.	256,784
3,128	PVH Corp.	372,169
2,285	Ralph Lauren Corp.	254,069
15,650	Ross Stores, Inc.	760,903
6,239	Royal Caribbean Cruises Ltd.	550,030
3,595	Scripps Networks Interactive, Inc., Class A	190,859
3,030	Signet Jewelers Ltd.	418,140
24,230	Staples, Inc.	344,308
56,751	Starbucks Corp.	3,104,847
6,464	Starwood Hotels & Resorts Worldwide, Inc.	461,982
24,149	Target Corp.	1,876,619
8,580	TEGNA, Inc.	204,118
4,250	Tiffany & Co.	349,563
10,691	Time Warner Cable, Inc.	1,988,740
31,188	Time Warner, Inc.	2,217,467
25,734	TJX Cos., Inc. (The)	1,809,615
5,160	Tractor Supply Co.	440,200
4,234	TripAdvisor, Inc.*	295,957
66,922	Twenty-First Century Fox, Inc., Class A	1,832,994
6,358	Under Armour, Inc., Class A*	607,380
3,682	Urban Outfitters, Inc.*	113,627
12,859	VF Corp.	931,377
13,513	Viacom, Inc., Class B	550,925
59,040	Walt Disney Co. (The)	6,014,995
2,974	Whirlpool Corp.	499,929
4,540	Wyndham Worldwide Corp.	347,219
3,084	Wynn Resorts Ltd.	231,454
16,353	Yum! Brands, Inc.	1,304,479
		84,958,807
	Consumer Staples — 6.7%

74,378	Altria Group, Inc.	3,985,173
23,464	Archer-Daniels-Midland Co.	1,055,645
5,894	Brown-Forman Corp., Class B	578,201
6,722	Campbell Soup Co.	322,589
4,961	Clorox Co. (The)	551,514
148,367	Coca-Cola Co. (The)	5,833,790
8,107	Coca-Cola Enterprises, Inc.	417,429
32,159	Colgate-Palmolive Co.	2,019,907
16,151	ConAgra Foods, Inc.	673,174
6,407	Constellation Brands, Inc., Class A	820,096
16,621	Costco Wholesale Corp.	2,327,771
42,676	CVS Health Corp.	4,370,022
7,251	Dr. Pepper Snapple Group, Inc.	556,369
8,443	Estee Lauder Cos., Inc. (The), Class A	673,498
22,546	General Mills, Inc.	1,279,711
5,552	Hershey Co. (The)	497,015
5,099	Hormel Foods Corp.	311,549
3,665	J.M. Smucker Co. (The)	431,444
9,477	Kellogg Co.	628,136
4,367	Keurig Green Mountain, Inc.	247,172
13,771	Kimberly-Clark Corp.	1,467,025
22,401	Kraft Heinz Co. (The)	1,627,657
37,080	Kroger Co. (The)	1,279,260
4,832	McCormick & Co., Inc. (Non-Voting)	383,081
7,660	Mead Johnson Nutrition Co.	600,084
6,039	Molson Coors Brewing Co., Class B	411,195
61,521	Mondelez International, Inc., Class A	2,606,030

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,561	Monster Beverage Corp.*	$769,976
55,827	PepsiCo, Inc.	5,188,003
58,591	Philip Morris International, Inc.	4,675,562
102,610	Procter & Gamble Co. (The)	7,251,449
15,720	Reynolds American, Inc.	1,316,550
22,456	Sysco Corp.	895,321
11,034	Tyson Foods, Inc., Class A	466,518
33,003	Walgreens Boots Alliance, Inc.	2,856,410
59,685	Wal-Mart Stores, Inc.	3,863,410
13,551	Whole Foods Market, Inc.	443,931
		63,681,667
	Energy — 5.1%

19,211	Anadarko Petroleum Corp.	1,375,123
14,262	Apache Corp.	645,213
16,441	Baker Hughes, Inc.	920,696
15,643	Cabot Oil & Gas Corp.	370,270
7,239	Cameron International Corp.*	483,276
19,576	Chesapeake Energy Corp.	152,889
71,121	Chevron Corp.	5,760,090
3,543	Cimarex Energy Co.	391,537
12,004	Columbia Pipeline Group, Inc.	304,421
46,631	ConocoPhillips	2,291,914
8,654	CONSOL Energy, Inc.	131,800
14,616	Devon Energy Corp.	623,519
2,541	Diamond Offshore Drilling, Inc.	60,247
8,863	Ensco PLC, Class A	160,509
20,762	EOG Resources, Inc.	1,625,872
5,761	EQT Corp.	448,321
158,135	Exxon Mobil Corp.	11,898,077
8,734	FMC Technologies, Inc.*	303,768
32,181	Halliburton Co.	1,266,322
4,072	Helmerich & Payne, Inc.	240,289
9,239	Hess Corp.	549,258
65,602	Kinder Morgan, Inc.	2,126,161
25,528	Marathon Oil Corp.	441,379
20,548	Marathon Petroleum Corp.	972,126
6,327	Murphy Oil Corp.	196,137
14,670	National Oilwell Varco, Inc.	620,981
6,157	Newfield Exploration Co.*	205,090
16,190	Noble Energy, Inc.	540,908
29,050	Occidental Petroleum Corp.	2,120,940
7,896	ONEOK, Inc.	284,335
20,512	Phillips 66	1,621,884
5,647	Pioneer Natural Resources Co.	694,920
6,298	Range Resources Corp.	243,229
48,022	Schlumberger Ltd.	3,715,462
14,637	Southwestern Energy Co.*	237,705
25,390	Spectra Energy Corp.	738,087
4,763	Tesoro Corp.	438,244
12,918	Transocean Ltd.	183,823
19,237	Valero Energy Corp.	1,141,524
25,496	Williams Cos., Inc. (The)	1,228,907
		47,755,253
	Financials — 11.6%

12,353	ACE Ltd.	1,261,982
2,069	Affiliated Managers Group, Inc.*	385,744
16,411	Aflac, Inc.	961,685
15,469	Allstate Corp. (The)	901,533
33,040	American Express Co.	2,534,829
50,431	American International Group, Inc.	3,043,007
16,002	American Tower Corp. (REIT)	1,475,224
6,859	Ameriprise Financial, Inc.	772,804
10,655	Aon PLC	995,603
5,910	Apartment Investment & Management Co., Class A (REIT)	212,937
2,568	Assurant, Inc.	190,931
4,999	AvalonBay Communities, Inc. (REIT)	825,135
397,204	Bank of America Corp.	6,490,313
42,418	Bank of New York Mellon Corp. (The)	1,688,236
29,390	BB&T Corp.	1,085,079
68,977	Berkshire Hathaway, Inc., Class B*	9,245,677
4,802	BlackRock, Inc.	1,452,461
5,803	Boston Properties, Inc. (REIT)	657,944
20,666	Capital One Financial Corp.	1,606,781
2	Care Capital Properties, Inc. (REIT)*	56
10,579	CBRE Group, Inc., Class A*	338,740
43,717	Charles Schwab Corp. (The)	1,328,122
8,689	Chubb Corp. (The)	1,049,718
5,595	Cincinnati Financial Corp.	292,786
114,755	Citigroup, Inc.	6,137,097
12,001	CME Group, Inc.	1,133,374
6,733	Comerica, Inc.	296,252
12,763	Crown Castle International Corp. (REIT)	1,064,307
16,736	Discover Financial Services	899,225
10,963	E*TRADE Financial Corp.*	288,217
2,154	Equinix, Inc. (REIT)	581,085
13,767	Equity Residential (REIT)	980,899
2,472	Essex Property Trust, Inc. (REIT)	530,541
30,632	Fifth Third Bancorp	610,189
14,751	Franklin Resources, Inc.	598,596
23,797	General Growth Properties, Inc. (REIT)	603,968
18,812	Genworth Financial, Inc., Class A*	97,446
15,195	Goldman Sachs Group, Inc. (The)	2,865,777
15,882	Hartford Financial Services Group, Inc. (The)	729,778
17,461	HCP, Inc. (REIT)	647,105
13,277	Health Care REIT, Inc. (REIT)	841,098
28,657	Host Hotels & Resorts, Inc. (REIT)	508,089
18,226	Hudson City Bancorp, Inc.	169,502
30,579	Huntington Bancshares, Inc./OH	333,617
4,227	Intercontinental Exchange, Inc.	965,489
16,290	Invesco Ltd.	555,652
7,087	Iron Mountain, Inc. (REIT)	200,846
140,357	JPMorgan Chase & Co.	8,996,884
32,084	KeyCorp	440,834
15,611	Kimco Realty Corp. (REIT)	359,834
3,689	Legg Mason, Inc.	163,533
11,927	Leucadia National Corp.	255,953
9,569	Lincoln National Corp.	486,010
11,237	Loews Corp.	409,589
5,029	M&T Bank Corp.	594,629
5,328	Macerich Co. (The) (REIT)	405,887
20,363	Marsh & McLennan Cos., Inc.	1,094,104
10,352	McGraw Hill Financial, Inc.	1,004,040
42,203	MetLife, Inc.	2,114,370
6,729	Moody’s Corp.	688,444
58,117	Morgan Stanley	2,002,131
4,480	NASDAQ OMX Group, Inc. (The)	229,331
14,713	Navient Corp.	188,179

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,297	Northern Trust Corp.	$579,462
11,692	People’s United Financial, Inc.	181,226
6,642	Plum Creek Timber Co., Inc. (REIT)	255,651
19,589	PNC Financial Services Group, Inc. (The)	1,784,950
10,365	Principal Financial Group, Inc.	521,878
20,192	Progressive Corp. (The)	604,952
19,821	Prologis, Inc. (REIT)	753,198
17,134	Prudential Financial, Inc.	1,382,714
5,492	Public Storage (REIT)	1,105,375
8,795	Realty Income Corp. (REIT)	393,049
50,694	Regions Financial Corp.	486,155
11,773	Simon Property Group, Inc. (REIT)	2,111,134
3,767	SL Green Realty Corp. (REIT)	389,922
15,571	State Street Corp.	1,119,866
19,523	SunTrust Banks, Inc.	788,144
9,937	T. Rowe Price Group, Inc.	714,272
4,769	Torchmark Corp.	278,796
12,053	Travelers Cos., Inc. (The)	1,199,876
67,058	U.S. Bancorp	2,839,906
9,437	Unum Group	316,517
12,514	Ventas, Inc. (REIT)	688,520
6,622	Vornado Realty Trust (REIT)	577,372
177,222	Wells Fargo & Co.	9,451,249
19,583	Weyerhaeuser Co. (REIT)	547,149
11,597	XL Group PLC	432,452
7,686	Zions Bancorp.	222,894
		109,595,907
	Health Care — 10.6%

56,307	Abbott Laboratories	2,550,144
65,037	AbbVie, Inc.	4,058,959
13,206	Aetna, Inc.	1,512,351
12,602	Agilent Technologies, Inc.	457,579
8,467	Alexion Pharmaceuticals, Inc.*	1,457,933
14,844	Allergan PLC*	4,508,717
7,894	AmerisourceBergen Corp.	789,716
28,756	Amgen, Inc.	4,364,586
10,005	Anthem, Inc.	1,411,205
20,584	Baxalta, Inc.*	723,528
20,584	Baxter International, Inc.	791,455
7,919	Becton, Dickinson and Co.	1,116,737
8,896	Biogen, Inc.*	2,644,781
50,706	Boston Scientific Corp.*	848,818
63,048	Bristol-Myers Squibb Co.	3,749,465
2,807	C.R. Bard, Inc.	543,968
12,512	Cardinal Health, Inc.	1,029,362
29,999	Celgene Corp.*	3,542,282
11,582	Cerner Corp.*	715,304
9,734	Cigna Corp.	1,370,450
6,504	DaVita HealthCare Partners, Inc.*	491,963
5,287	DENTSPLY International, Inc.	277,092
4,068	Edwards Lifesciences Corp.*	573,100
36,935	Eli Lilly & Co.	3,041,597
7,669	Endo International PLC*	590,513
25,557	Express Scripts Holding Co.*	2,136,565
55,583	Gilead Sciences, Inc.	5,840,106
10,968	HCA Holdings, Inc.*	950,048
3,163	Henry Schein, Inc.*	432,730
6,535	Hospira, Inc.*	587,954
5,665	Humana, Inc.	1,035,505
1,394	Intuitive Surgical, Inc.*	712,264
104,881	Johnson & Johnson	9,856,716
3,798	Laboratory Corp. of America Holdings*	447,442
4,425	Mallinckrodt PLC*	381,612
8,758	McKesson Corp.	1,730,406
53,897	Medtronic PLC	3,896,214
106,853	Merck & Co., Inc.	5,754,034
15,569	Mylan N.V.*	772,067
3,240	Patterson Cos., Inc.	148,489
4,281	PerkinElmer, Inc.	208,399
5,531	Perrigo Co. PLC	1,012,007
232,892	Pfizer, Inc.	7,503,780
5,432	Quest Diagnostics, Inc.	368,290
2,852	Regeneron Pharmaceuticals, Inc.*	1,464,502
10,595	St. Jude Medical, Inc.	750,232
11,306	Stryker Corp.	1,115,337
3,754	Tenet Healthcare Corp.*	184,809
15,056	Thermo Fisher Scientific, Inc.	1,887,571
36,002	UnitedHealth Group, Inc.	4,165,431
3,447	Universal Health Services, Inc., Class B	472,722
3,775	Varian Medical Systems, Inc.*	306,719
9,220	Vertex Pharmaceuticals, Inc.*	1,175,734
3,128	Waters Corp.*	379,677
6,454	Zimmer Biomet Holdings, Inc.	668,376
18,910	Zoetis, Inc.	848,492
		100,355,835
	Industrials — 6.9%

23,992	3M Co.	3,410,223
6,479	ADT Corp. (The)	212,382
3,619	Allegion PLC	215,729
26,203	American Airlines Group, Inc.	1,021,393
9,134	AMETEK, Inc.	491,592
24,324	Boeing Co. (The)	3,178,660
5,515	C.H. Robinson Worldwide, Inc.	371,876
22,831	Caterpillar, Inc.	1,745,202
3,591	Cintas Corp.	305,199
37,366	CSX Corp.	1,023,081
6,342	Cummins, Inc.	772,138
23,291	Danaher Corp.	2,026,783
12,628	Deere & Co.	1,032,718
31,063	Delta Air Lines, Inc.	1,359,938
6,066	Dover Corp.	375,789
1,363	Dun & Bradstreet Corp. (The)	144,437
17,666	Eaton Corp. PLC	1,008,022
25,277	Emerson Electric Co.	1,206,218
4,501	Equifax, Inc.	440,648
7,234	Expeditors International of Washington, Inc.	354,249
10,281	Fastenal Co.	396,230
9,970	FedEx Corp.	1,501,582
5,095	Flowserve Corp.	229,937
5,577	Fluor Corp.	254,423
11,811	General Dynamics Corp.	1,677,516
381,086	General Electric Co.	9,458,554
29,566	Honeywell International, Inc.	2,935,017
12,795	Illinois Tool Works, Inc.	1,081,561
10,012	Ingersoll-Rand PLC	553,563
3,482	J.B. Hunt Transport Services, Inc.	253,420
4,750	Jacobs Engineering Group, Inc.*	191,947
3,685	Joy Global, Inc.	89,251
4,180	Kansas City Southern	387,653
3,115	L-3 Communications Holdings, Inc.	328,539
10,120	Lockheed Martin Corp.	2,035,942

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,146	Masco Corp.	$344,820
13,961	Nielsen Holdings PLC	631,456
11,530	Norfolk Southern Corp.	898,302
7,328	Northrop Grumman Corp.	1,199,887
13,418	PACCAR, Inc.	791,259
5,245	Parker-Hannifin Corp.	564,677
6,794	Pentair PLC	375,640
7,628	Pitney Bowes, Inc.	151,111
5,228	Precision Castparts Corp.	1,203,747
8,011	Quanta Services, Inc.*	194,187
11,541	Raytheon Co.	1,183,645
9,435	Republic Services, Inc.	386,646
5,110	Robert Half International, Inc.	260,763
5,092	Rockwell Automation, Inc.	569,438
5,002	Rockwell Collins, Inc.	409,414
3,802	Roper Technologies, Inc.	616,266
2,016	Ryder System, Inc.	165,252
2,206	Snap-on, Inc.	352,453
25,276	Southwest Airlines Co.	927,629
5,815	Stanley Black & Decker, Inc.	590,339
3,216	Stericycle, Inc.*	453,906
10,500	Textron, Inc.	407,400
15,923	Tyco International PLC	577,846
33,115	Union Pacific Corp.	2,839,280
26,246	United Parcel Service, Inc., Class B	2,562,922
3,667	United Rentals, Inc.*	254,233
31,311	United Technologies Corp.	2,868,401
2,253	W.W. Grainger, Inc.	503,410
16,103	Waste Management, Inc.	806,116
6,859	Xylem, Inc.	222,575
		65,384,432
	Information Technology — 13.9%

23,686	Accenture PLC, Class A	2,232,879
18,951	Activision Blizzard, Inc.	542,567
17,974	Adobe Systems, Inc.*	1,412,217
6,754	Akamai Technologies, Inc.*	481,628
2,346	Alliance Data Systems Corp.*	603,368
11,387	Altera Corp.	552,839
11,685	Amphenol Corp., Class A	611,827
11,858	Analog Devices, Inc.	662,388
217,890	Apple, Inc.	24,569,276
46,581	Applied Materials, Inc.	749,255
8,610	Autodesk, Inc.*	402,518
17,759	Automatic Data Processing, Inc.	1,373,126
9,826	Avago Technologies Ltd.	1,237,781
20,569	Broadcom Corp., Class A	1,062,800
11,973	CA, Inc.	326,743
192,355	Cisco Systems, Inc.	4,978,147
6,063	Citrix Systems, Inc.*	412,951
23,090	Cognizant Technology Solutions Corp., Class A*	1,453,285
5,207	Computer Sciences Corp.	322,782
47,599	Corning, Inc.	819,179
41,811	eBay, Inc.*	1,133,496
11,760	Electronic Arts, Inc.*	777,924
73,452	EMC Corp.	1,826,751
2,721	F5 Networks, Inc.*	330,357
79,658	Facebook, Inc., Class A*	7,123,815
10,720	Fidelity National Information Services, Inc.	740,323
2,861	First Solar, Inc.*	136,870
8,957	Fiserv, Inc.*	763,763
5,299	FLIR Systems, Inc.	151,710
10,825	Google, Inc., Class A*	7,012,652
10,856	Google, Inc., Class C*	6,711,722
4,662	Harris Corp.	358,135
68,321	Hewlett-Packard Co.	1,917,087
179,424	Intel Corp.	5,120,761
34,637	International Business Machines Corp.	5,122,466
10,426	Intuit, Inc.	894,030
13,291	Juniper Networks, Inc.	341,712
6,049	KLA-Tencor Corp.	303,115
5,987	Lam Research Corp.	435,674
9,057	Linear Technology Corp.	364,816
36,656	MasterCard, Inc., Class A	3,385,915
7,954	Microchip Technology, Inc.	338,045
40,745	Micron Technology, Inc.*	668,625
305,960	Microsoft Corp.	13,315,379
7,021	Motorola Solutions, Inc.	455,101
11,792	NetApp, Inc.	376,872
19,330	NVIDIA Corp.	434,538
120,573	Oracle Corp.	4,472,053
12,365	Paychex, Inc.	552,221
41,811	PayPal Holdings, Inc.*	1,463,385
5,652	Qorvo, Inc.*	313,743
61,632	QUALCOMM, Inc.	3,487,139
6,934	Red Hat, Inc.*	500,704
23,059	salesforce.com, Inc.*	1,599,372
7,864	SanDisk Corp.	429,060
12,004	Seagate Technology PLC	617,006
7,228	Skyworks Solutions, Inc.	631,366
25,746	Symantec Corp.	527,536
15,378	TE Connectivity Ltd.	911,762
5,371	Teradata Corp.*	156,994
39,348	Texas Instruments, Inc.	1,882,408
6,203	Total System Services, Inc.	284,283
3,964	VeriSign, Inc.*	273,278
73,110	Visa, Inc., Class A	5,212,743
8,209	Western Digital Corp.	672,810
19,527	Western Union Co. (The)	360,078
39,249	Xerox Corp.	399,162
9,780	Xilinx, Inc.	409,684
33,009	Yahoo!, Inc.*	1,064,210
		131,570,207
	Materials — 2.1%

7,310	Air Products & Chemicals, Inc.	1,019,964
2,570	Airgas, Inc.	248,056
49,531	Alcoa, Inc.	468,068
3,442	Avery Dennison Corp.	199,911
5,214	Ball Corp.	343,655
8,900	CF Industries Holdings, Inc.	510,682
40,987	Dow Chemical Co. (The)	1,793,591
34,237	E.I. du Pont de Nemours & Co.	1,763,205
5,635	Eastman Chemical Co.	408,312
10,136	Ecolab, Inc.	1,106,243
5,050	FMC Corp.	213,666
39,336	Freeport-McMoRan, Inc.	418,535
3,060	International Flavors & Fragrances, Inc.	335,223
15,994	International Paper Co.	689,981
14,858	LyondellBasell Industries N.V., Class A	1,268,576
2,347	Martin Marietta Materials, Inc.	393,827
18,008	Monsanto Co.	1,758,481
11,738	Mosaic Co. (The)	479,263
20,001	Newmont Mining Corp.	341,417
12,069	Nucor Corp.	522,467
6,099	Owens-Illinois, Inc.*	127,164
10,281	PPG Industries, Inc.	979,676
10,904	Praxair, Inc.	1,153,098

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,948	Sealed Air Corp.	$408,925
2,995	Sherwin-Williams Co. (The)	766,151
4,517	Sigma-Aldrich Corp.	629,715
5,017	Vulcan Materials Co.	469,692
9,866	WestRock Co.	585,544
		19,403,088
	Telecommunication Services — 1.7%

232,385	AT&T, Inc.	7,715,182
21,321	CenturyLink, Inc.	576,520
43,620	Frontier Communications Corp.	221,153
11,127	Level 3 Communications, Inc.*	497,711
154,254	Verizon Communications, Inc.	7,097,226
		16,107,792
	Utilities — 2.1%

25,811	AES Corp. (The)	309,732
4,536	AGL Resources, Inc.	276,651
9,178	Ameren Corp.	369,782
18,530	American Electric Power Co., Inc.	1,005,994
16,271	CenterPoint Energy, Inc.	302,966
10,438	CMS Energy Corp.	342,158
11,077	Consolidated Edison, Inc.	696,854
22,446	Dominion Resources, Inc.	1,565,608
6,783	DTE Energy Co.	529,481
26,156	Duke Energy Corp.	1,854,722
12,322	Edison International	720,591
6,790	Entergy Corp.	443,591
12,014	Eversource Energy	567,541
32,573	Exelon Corp.	1,001,945
15,962	FirstEnergy Corp.	510,146
16,797	NextEra Energy, Inc.	1,652,993
12,004	NiSource, Inc.	201,547
12,614	NRG Energy, Inc.	251,271
9,561	Pepco Holdings, Inc.	219,712
18,159	PG&E Corp.	900,323
4,190	Pinnacle West Capital Corp.	249,431
25,269	PPL Corp.	783,086
19,133	Public Service Enterprise Group, Inc.	770,103
5,406	SCANA Corp.	285,923
8,802	Sempra Energy	834,870
34,352	Southern Co. (The)	1,491,220
8,892	TECO Energy, Inc.	187,354
11,923	WEC Energy Group, Inc.	568,131
19,173	Xcel Energy, Inc.	646,705
		19,540,431
	Total Common Stocks (Cost $712,469,473)	658,353,419

Principal Amount
	Repurchase Agreements (a)(b) — 4.8%
$44,925,942	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $44,926,100	44,925,942
	Total Repurchase Agreements (Cost $44,925,942)	44,925,942

	Total Investment Securities (Cost $757,395,415) — 74.5%	703,279,361
	Other assets less liabilities — 25.5%	240,976,022
	Net Assets — 100.0%	$944,255,383

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $361,001,262.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT               Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,028,438
Aggregate gross unrealized depreciation	(58,235,317)
Net unrealized depreciation	$(54,206,879)
Federal income tax cost of investments	$757,486,240

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2015:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Depreciation
E-Mini S&P 500 Futures Contracts	928	09/18/15	$91,326,800	$(525,658)

Cash collateral in the amount of $4,695,680 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2015:

Notional					Unrealized
Amount	Termination		Rate Paid		Appreciation/
at Value	Date	Counterparty	(Received)(1)	Underlying Instrument	(Depreciation)
$10,066,656	11/06/17	Bank of America, N.A.	0.44%	SPDR® S&P 500® ETF Trust	$(322,010)
174,226,881	11/06/15	Bank of America, N.A.	0.54%	S&P 500®	19,572,132
272,044,785	11/07/16	Citibank, N.A.	0.50%	S&P 500®	28,543,438
38,733,183	11/06/15	Credit Suisse International	0.64%	S&P 500®	34,331,314
4,324,736	11/07/16	Deutsche Bank AG	0.23%	SPDR® S&P 500® ETF Trust	(12,976)
291,944,588	11/06/15	Deutsche Bank AG	0.35%	S&P 500®	39,050,186
7,551,078	12/07/15	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	2,184,320
422,700,129	01/06/17	Goldman Sachs International	0.55%	S&P 500®	418,123
4,115,543	11/06/15	Morgan Stanley & Co. International PLC	0.49%	SPDR® S&P 500® ETF Trust	3,778,423
128,513,648	01/06/16	Morgan Stanley & Co. International PLC	0.59%	S&P 500®	22,686,902
426,273,043	11/06/17	Societe Generale	0.44%	S&P 500®	22,751,776
302,647,736	02/08/16	UBS AG	0.54%	S&P 500®	19,511,103
$2,083,142,006					$192,492,731

(1)                                 Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 56.7%
	Consumer Discretionary — 11.3%

64,775	Amazon.com, Inc.*	$33,222,450
23,828	Bed Bath & Beyond, Inc.*	1,479,957
15,581	Charter Communications, Inc., Class A*	2,829,665
348,314	Comcast Corp., Class A	19,668,778
20,746	Discovery Communications, Inc., Class A*	551,844
38,142	Discovery Communications, Inc., Class C*	967,281
31,208	DISH Network Corp., Class A*	1,849,698
32,642	Dollar Tree, Inc.*	2,489,279
26,628	Garmin Ltd.	1,001,479
112,751	JD.com, Inc. (ADR)*	2,917,996
86,138	Liberty Global PLC*	3,865,012
1,754	Liberty Global PLC LiLAC, Class A*	60,285
4,307	Liberty Global PLC LiLAC, Class C*	143,208
35,062	Liberty Global PLC, Class A*	1,687,183
61,665	Liberty Interactive Corp. QVC Group, Class A*	1,667,422
14,542	Liberty Media Corp.*	541,689
31,494	Liberty Media Corp., Class C*	1,140,713
18,726	Liberty Ventures*	743,984
38,245	Marriott International, Inc., Class A	2,702,392
47,062	Mattel, Inc.	1,102,663
59,028	Netflix, Inc.*	6,789,991
14,047	O’Reilly Automotive, Inc.*	3,372,263
7,211	Priceline Group, Inc. (The)*	9,003,943
57,557	Ross Stores, Inc.	2,798,421
761,251	Sirius XM Holdings, Inc.*	2,904,173
89,114	Staples, Inc.	1,266,310
208,716	Starbucks Corp.	11,418,852
17,583	Tesla Motors, Inc.*	4,379,222
18,977	Tractor Supply Co.	1,618,928
18,181	TripAdvisor, Inc.*	1,270,852
175,115	Twenty-First Century Fox, Inc., Class A	4,796,400
111,073	Twenty-First Century Fox, Inc., Class B	3,072,279
48,211	Viacom, Inc., Class B	1,965,562
14,124	Wynn Resorts Ltd.	1,060,006
		136,350,180
	Consumer Staples — 4.2%

61,199	Costco Wholesale Corp.	8,570,920
21,417	Keurig Green Mountain, Inc.	1,212,202
168,659	Kraft Heinz Co. (The)	12,254,763
226,259	Mondelez International, Inc., Class A	9,584,331
28,412	Monster Beverage Corp.*	3,933,926
151,721	Walgreens Boots Alliance, Inc.	13,131,453
49,836	Whole Foods Market, Inc.	1,632,627
		50,320,222
	Health Care — 8.6%

31,411	Alexion Pharmaceuticals, Inc.*	5,408,660
105,759	Amgen, Inc.	16,052,101
32,720	Biogen, Inc.*	9,727,656
22,302	BioMarin Pharmaceutical, Inc.*	2,882,310
110,324	Celgene Corp.*	13,027,058
47,860	Cerner Corp.*	2,955,834
101,443	Express Scripts Holding Co.*	8,480,635
204,419	Gilead Sciences, Inc.	21,478,304
11,631	Henry Schein, Inc.*	1,591,237
20,044	Illumina, Inc.*	3,960,895
5,127	Intuitive Surgical, Inc.*	2,619,641
68,162	Mylan N.V.*	3,380,153
14,092	Regeneron Pharmaceuticals, Inc.*	7,236,242
33,905	Vertex Pharmaceuticals, Inc.*	4,323,566
		103,124,292
	Industrials — 1.2%

96,367	American Airlines Group, Inc.	3,756,386
20,286	C.H. Robinson Worldwide, Inc.	1,367,885
26,606	Expeditors International of Washington, Inc.	1,302,896
40,888	Fastenal Co.	1,575,824
49,352	PACCAR, Inc.	2,910,287
11,830	Stericycle, Inc.*	1,669,686
23,518	Verisk Analytics, Inc.*	1,718,695
		14,301,659
	Information Technology — 31.0%

101,011	Activision Blizzard, Inc.	2,891,945
69,586	Adobe Systems, Inc.*	5,467,372
24,837	Akamai Technologies, Inc.*	1,771,126
41,880	Altera Corp.	2,033,274
43,613	Analog Devices, Inc.	2,436,222
801,346	Apple, Inc.	90,359,775
171,312	Applied Materials, Inc.	2,755,553
31,666	Autodesk, Inc.*	1,480,385
65,310	Automatic Data Processing, Inc.	5,049,769
35,691	Avago Technologies Ltd.	4,495,995
38,538	Baidu, Inc. (ADR)*	5,674,720
76,917	Broadcom Corp., Class A	3,974,301
61,158	CA, Inc.	1,669,002
25,157	Check Point Software Technologies Ltd.*	1,962,498
707,435	Cisco Systems, Inc.	18,308,418
22,295	Citrix Systems, Inc.*	1,518,512
84,922	Cognizant Technology Solutions Corp., Class A*	5,344,991
168,979	eBay, Inc.*	4,581,021
43,762	Electronic Arts, Inc.*	2,894,856
312,816	Facebook, Inc., Class A*	27,975,135
32,936	Fiserv, Inc.*	2,808,453
40,097	Google, Inc., Class A*	25,975,639
47,659	Google, Inc., Class C*	29,465,177
659,879	Intel Corp.	18,832,947
38,345	Intuit, Inc.	3,288,084
22,245	KLA-Tencor Corp.	1,114,697
22,022	Lam Research Corp.	1,602,541
33,309	Linear Technology Corp.	1,341,687
150,440	Micron Technology, Inc.*	2,468,720
1,125,240	Microsoft Corp.	48,970,445
43,365	NetApp, Inc.	1,385,945
74,835	NVIDIA Corp.	1,682,291
35,018	NXP Semiconductors N.V.*	2,964,274

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
50,524	Paychex, Inc.	$2,256,402
226,751	QUALCOMM, Inc.	12,829,572
28,921	SanDisk Corp.	1,577,930
44,147	Seagate Technology PLC	2,269,156
26,581	Skyworks Solutions, Inc.	2,321,850
94,688	Symantec Corp.	1,940,157
144,712	Texas Instruments, Inc.	6,923,022
32,120	Western Digital Corp.	2,632,555
35,981	Xilinx, Inc.	1,507,244
130,535	Yahoo!, Inc.*	4,208,448
		373,012,106
	Telecommunication Services — 0.4%

18,007	SBA Communications Corp., Class A*	2,128,427
244,357	VimpelCom Ltd. (ADR)	1,141,147
59,189	Vodafone Group PLC (ADR)	2,040,837
		5,310,411
	Total Common Stocks (Cost $720,912,292)	682,418,870

Principal Amount
	Repurchase Agreements (a)(b) — 3.9%
$46,377,017	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $46,377,180	46,377,017
	Total Repurchase Agreements (Cost $46,377,017)	46,377,017

	Total Investment Securities (Cost $767,289,309) — 60.6%	728,795,887
	Other assets less liabilities — 39.4%	474,048,275
	Net Assets — 100.0%	$1,202,844,162

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $456,269,724.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                 American Depositary Receipt

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,074,477
Aggregate gross unrealized depreciation	(48,923,290)
Net unrealized depreciation	$(38,848,813)
Federal income tax cost of investments	$767,644,700

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,582	09/18/15	$135,118,620	$58,515

Cash collateral in the amount of $6,960,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of August 31, 2015:

Notional					Unrealized
Amount	Termination		Rate Paid		Appreciation/
at Value	Date	Counterparty	(Received)(1)	Underlying Instrument	(Depreciation)
$529,391,204	11/06/15	Bank of America, N.A.	0.64%	NASDAQ-100 Index®	$10,278,580
31,825,535	04/06/16	Citibank, N.A.	0.65%	NASDAQ-100 Index®	76,780,670
436,235,803	11/07/16	Credit Suisse International	0.64%	NASDAQ-100 Index®	26,400,175
63,569,550	11/06/15	Deutsche Bank AG	0.30%	PowerShares QQQ TrustSM, Series 1	13,294,892
1,302,103,469	11/07/16	Deutsche Bank AG	0.50%	NASDAQ-100 Index®	78,829,115
1,206,541	12/07/15	Goldman Sachs International	0.45%	PowerShares QQQ TrustSM, Series 1	35,242
53,062,847	11/06/15	Goldman Sachs International	0.65%	NASDAQ-100 Index®	45,586,209
11,182,423	11/06/15	Morgan Stanley & Co. International PLC	0.69%	NASDAQ-100 Index®	3,442,225
28,311,810	11/06/17	Morgan Stanley & Co. International PLC	0.59%	PowerShares QQQ TrustSM, Series 1	(756,071)
264,116,001	11/06/15	Societe Generale	0.54%	NASDAQ-100 Index®	122,289,409
70,040,437	11/07/16	UBS AG	0.54%	NASDAQ-100 Index®	61,341,046
$2,791,045,620					$437,521,492

(1)                                 Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.7%
	Consumer Discretionary — 13.4%

63,110	Home Depot, Inc. (The)	$7,349,791
63,110	McDonald’s Corp.	5,996,712
63,110	NIKE, Inc., Class B	7,052,542
63,110	Walt Disney Co. (The)	6,429,647
		26,828,692
	Consumer Staples — 5.5%

63,110	Coca-Cola Co. (The)	2,481,485
63,110	Procter & Gamble Co. (The)	4,459,984
63,110	Wal-Mart Stores, Inc.	4,085,110
		11,026,579
	Energy — 4.9%

63,110	Chevron Corp.	5,111,279
63,110	Exxon Mobil Corp.	4,748,396
		9,859,675
	Financials — 13.5%

63,110	American Express Co.	4,841,799
63,110	Goldman Sachs Group, Inc. (The)	11,902,546
63,110	JPMorgan Chase & Co.	4,045,351
63,110	Travelers Cos., Inc. (The)	6,282,601
		27,072,297
	Health Care — 9.3%

63,110	Johnson & Johnson	5,931,078
63,110	Merck & Co., Inc.	3,398,473
63,110	Pfizer, Inc.	2,033,404
63,110	UnitedHealth Group, Inc.	7,301,827
		18,664,782
	Industrials — 14.6%

63,110	3M Co.	8,970,455
63,110	Boeing Co. (The)	8,247,215
63,110	Caterpillar, Inc.	4,824,129
63,110	General Electric Co.	1,566,390
63,110	United Technologies Corp.	5,781,507
		29,389,696
	Information Technology — 13.5%

63,110	Apple, Inc.	7,116,284
63,110	Cisco Systems, Inc.	1,633,287
63,110	Intel Corp.	1,801,159
63,110	International Business Machines Corp.	9,333,338
63,110	Microsoft Corp.	2,746,547
63,110	Visa, Inc., Class A	4,499,743
		27,130,358
	Materials — 1.6%

1	Chemours Co. (The)	10
63,110	E.I. du Pont de Nemours & Co.	3,250,165
		3,250,175
	Telecommunication Services — 1.4%

63,110	Verizon Communications, Inc.	2,903,691

	Total Common Stocks (Cost $167,886,946)	156,125,945

Principal Amount
	Repurchase Agreements (a)(b) — 11.4%
$22,877,612	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $22,877,693	22,877,612
	Total Repurchase Agreements (Cost $22,877,612)	22,877,612

	Total Investment Securities (Cost $190,764,558) — 89.1%	179,003,557

	Other assets less liabilities — 10.9%	21,928,046
	Net Assets — 100.0%	$200,931,603

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $103,187,592.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$475,667
Aggregate gross unrealized depreciation	(12,837,132)
Net unrealized depreciation	$(12,361,465)
Federal income tax cost of investments	$191,365,022

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	242	09/18/15	$19,966,210	$110,466

Cash collateral in the amount of $1,038,180 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of August 31, 2015:

Notional					Unrealized
Amount	Termination		Rate Paid		Appreciation/
at Value	Date	Counterparty	(Received)(1)	Underlying Instrument	(Depreciation)
$28,176,617	11/06/15	Bank of America, N.A.	0.64%	Dow Jones Industrial AverageSM	$3,678,256
24,844,312	11/06/15	Citibank, N.A.	0.50%	Dow Jones Industrial AverageSM	11,800,866
35,410,647	11/06/15	Credit Suisse International	0.64%	Dow Jones Industrial AverageSM	(1,309,787)
1,351,719	11/06/15	Deutsche Bank AG	0.20%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,022,998
85,438,835	11/06/17	Deutsche Bank AG	0.25%	Dow Jones Industrial AverageSM	2,065,724
1,390,999	02/08/16	Goldman Sachs International	0.75%	Dow Jones Industrial AverageSM	(66,284)
1,474,242	11/06/15	Morgan Stanley & Co. International PLC	0.54%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,345,905
17,977,260	01/06/16	Morgan Stanley & Co. International PLC	0.64%	Dow Jones Industrial AverageSM	6,405,100
55,548,945	11/06/15	Societe Generale	0.55%	Dow Jones Industrial AverageSM	(288,907)
175,082,803	11/06/17	UBS AG	0.54%	Dow Jones Industrial AverageSM	(4,689,803)
$426,696,379					$19,964,068

(1)                                 Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 55.5%
	Consumer Discretionary — 7.6%

869	Aaron’s, Inc.	$32,718
936	Abercrombie & Fitch Co., Class A	18,589
797	AMC Networks, Inc., Class A*	57,687
2,365	American Eagle Outfitters, Inc.	40,252
1,297	Apollo Education Group, Inc.*	14,410
2,299	Ascena Retail Group, Inc.*	27,749
725	Big Lots, Inc.	34,793
822	Brinker International, Inc.	43,673
1,247	Brunswick Corp.	61,988
255	Buffalo Wild Wings, Inc.*	48,368
645	Cabela’s, Inc.*	29,006
60	Cable One, Inc.*	24,920
707	Carter’s, Inc.	69,505
610	Cheesecake Factory, Inc. (The)	33,105
1,928	Chico’s FAS, Inc.	28,746
1,413	Cinemark Holdings, Inc.	50,232
322	Cracker Barrel Old Country Store, Inc.	46,426
1,036	CST Brands, Inc.	35,970
2,194	Dana Holding Corp.	38,483
448	Deckers Outdoor Corp.*	28,847
771	DeVry Education Group, Inc.	20,169
1,306	Dick’s Sporting Goods, Inc.	65,470
742	Domino’s Pizza, Inc.	78,607
981	DreamWorks Animation SKG, Inc., Class A*	19,561
1,294	Dunkin’ Brands Group, Inc.	64,907
1,881	Foot Locker, Inc.	133,156
3,957	Gentex Corp.	61,334
60	Graham Holdings Co., Class B	39,694
864	Guess?, Inc.	19,103
438	HSN, Inc.	26,635
376	International Speedway Corp., Class A	12,066
4,108	J.C. Penney Co., Inc.*	37,424
503	Jack in the Box, Inc.	39,325
2,609	Jarden Corp.*	133,946
624	John Wiley & Sons, Inc., Class A	32,173
1,717	Kate Spade & Co.*	32,554
1,224	KB Home	17,932
1,963	Live Nation Entertainment, Inc.*	48,329
4,091	LKQ Corp.*	122,689
526	MDC Holdings, Inc.	14,986
492	Meredith Corp.	23,232
572	Murphy USA, Inc.*	29,235
1,764	New York Times Co. (The), Class A	21,450
52	NVR, Inc.*	79,037
6,630	Office Depot, Inc.*	52,576
341	Panera Bread Co., Class A*	60,800
822	Polaris Industries, Inc.	106,753
713	Rent-A-Center, Inc.	19,173
2,718	Service Corp. International	80,589
553	Skechers U.S.A., Inc., Class A*	77,829
832	Sotheby’s	29,295
821	Tempur Sealy International, Inc.*	59,949
613	Thor Industries, Inc.	33,458
1,473	Time, Inc.	30,594
2,155	Toll Brothers, Inc.*	79,670
1,978	TRI Pointe Group, Inc.*	27,455
670	Tupperware Brands Corp.	34,324
856	Vista Outdoor, Inc.*	40,027
3,109	Wendy’s Co. (The)	28,323
1,146	Williams-Sonoma, Inc.	87,130
		2,786,426
	Consumer Staples — 2.5%

5,852	Avon Products, Inc.	30,372
123	Boston Beer Co., Inc. (The), Class A*	25,224
521	Casey’s General Stores, Inc.	55,153
1,760	Church & Dwight Co., Inc.	151,852
1,269	Dean Foods Co.	20,888
836	Edgewell Personal Care Co.	73,618
836	Energizer Holdings, Inc.	34,911
2,486	Flowers Foods, Inc.	57,700
1,380	Hain Celestial Group, Inc. (The)*	83,987
962	Ingredion, Inc.	83,059
261	Lancaster Colony Corp.	24,751
816	Post Holdings, Inc.*	53,268
2,781	SUPERVALU, Inc.*	22,915
274	Tootsie Roll Industries, Inc.	8,516
577	TreeHouse Foods, Inc.*	45,797
673	United Natural Foods, Inc.*	32,405
2,355	WhiteWave Foods Co. (The)*	108,660
		913,076
	Energy — 2.1%

809	Atwood Oceanics, Inc.	15,460
4,153	California Resources Corp.	16,113
4,796	Denbury Resources, Inc.	20,815
524	Dril-Quip, Inc.*	36,124
1,060	Energen Corp.	55,120
1,434	Gulfport Energy Corp.*	51,380
1,325	Helix Energy Solutions Group, Inc.*	9,209
2,636	HollyFrontier Corp.	123,523
3,921	Nabors Industries Ltd.	45,248
3,254	Noble Corp. PLC	42,367
1,328	Oceaneering International, Inc.	58,193
694	Oil States International, Inc.*	19,689
1,989	Patterson-UTI Energy, Inc.	32,381
2,186	QEP Resources, Inc.	30,691
1,678	Rowan Cos. PLC, Class A	30,154
907	SM Energy Co.	33,287
2,023	Superior Energy Services, Inc.	32,186
951	Western Refining, Inc.	40,912
971	World Fuel Services Corp.	37,529
3,157	WPX Energy, Inc.*	23,078
		753,459
	Financials — 14.2%

611	Alexander & Baldwin, Inc.	20,670
969	Alexandria Real Estate Equities, Inc. (REIT)	83,324
216	Alleghany Corp.*	101,475
1,511	American Campus Communities, Inc. (REIT)	51,752
993	American Financial Group, Inc./OH	68,577
2,259	Arthur J. Gallagher & Co.	98,763
829	Aspen Insurance Holdings Ltd.	38,059
2,051	Associated Banc-Corp	37,656
1,156	BancorpSouth, Inc.	27,467
587	Bank of Hawaii Corp.	36,429
945	Bank of the Ozarks, Inc.	39,501
2,737	BioMed Realty Trust, Inc. (REIT)	50,635

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,553	Brown & Brown, Inc.	$49,789
1,168	Camden Property Trust (REIT)	84,131
1,113	Care Capital Properties, Inc. (REIT)*	35,382
1,000	Cathay General Bancorp	29,630
1,123	CBOE Holdings, Inc.	71,041
651	City National Corp./CA	57,145
2,649	CNO Financial Group, Inc.	47,391
1,124	Commerce Bancshares, Inc./MO	50,366
1,612	Communications Sales & Leasing, Inc. (REIT)	32,401
1,271	Corporate Office Properties Trust (REIT)	26,729
1,574	Corrections Corp. of America (REIT)	46,244
739	Cullen/Frost Bankers, Inc.	47,784
1,844	Douglas Emmett, Inc. (REIT)	50,950
4,641	Duke Realty Corp. (REIT)	83,816
1,947	East West Bancorp, Inc.	78,678
1,586	Eaton Vance Corp.	54,987
815	Endurance Specialty Holdings Ltd.	51,956
1,079	Equity One, Inc. (REIT)	25,367
598	Everest Re Group Ltd.	105,134
1,658	Extra Space Storage, Inc. (REIT)	121,830
924	Federal Realty Investment Trust (REIT)	119,270
1,285	Federated Investors, Inc., Class B	39,835
1,458	First American Financial Corp.	56,658
3,140	First Horizon National Corp.	45,624
4,738	First Niagara Financial Group, Inc.	43,827
2,230	FirstMerit Corp.	40,051
2,376	Fulton Financial Corp.	28,892
1,048	Hancock Holding Co.	29,428
595	Hanover Insurance Group, Inc. (The)	46,946
1,287	HCC Insurance Holdings, Inc.	99,446
1,265	Highwoods Properties, Inc. (REIT)	47,994
779	Home Properties, Inc. (REIT)	57,810
2,017	Hospitality Properties Trust (REIT)	51,877
777	International Bancshares Corp.	19,930
1,990	Janus Capital Group, Inc.	29,611
603	Jones Lang LaSalle, Inc.	89,769
662	Kemper Corp.	23,448
1,184	Kilroy Realty Corp. (REIT)	76,794
1,088	Lamar Advertising Co., Class A (REIT)	58,034
1,519	LaSalle Hotel Properties (REIT)	47,788
2,010	Liberty Property Trust (REIT)	61,787
1,127	Mack-Cali Realty Corp. (REIT)	21,109
490	Mercury General Corp.	24,921
1,013	Mid-America Apartment Communities, Inc. (REIT)	79,612
1,512	MSCI, Inc.	91,506
1,802	National Retail Properties, Inc. (REIT)	62,620
5,975	New York Community Bancorp, Inc.	105,519
3,244	Old Republic International Corp.	50,963
2,163	Omega Healthcare Investors, Inc. (REIT)	73,066
1,317	PacWest Bancorp	56,157
547	Potlatch Corp. (REIT)	18,062
695	Primerica, Inc.	29,531
810	Prosperity Bancshares, Inc.	41,853
1,722	Raymond James Financial, Inc.	91,249
1,708	Rayonier, Inc. (REIT)	39,284
1,269	Regency Centers Corp. (REIT)	75,264
890	Reinsurance Group of America, Inc.	80,883
619	RenaissanceRe Holdings Ltd.	63,107
1,743	SEI Investments Co.	88,161
3,161	Senior Housing Properties Trust (REIT)	49,628
684	Signature Bank/NY*	91,307
5,725	SLM Corp.*	48,548
482	Sovran Self Storage, Inc. (REIT)	43,250
568	StanCorp Financial Group, Inc.	64,587
913	Stifel Financial Corp.*	42,546
689	SVB Financial Group*	86,180
1,791	Synovus Financial Corp.	54,500
1,289	Tanger Factory Outlet Centers, Inc. (REIT)	40,784
831	Taubman Centers, Inc. (REIT)	57,331
2,272	TCF Financial Corp.	35,261
909	Trustmark Corp.	20,934
3,483	UDR, Inc. (REIT)	112,501
2,966	Umpqua Holdings Corp.	49,562
1,242	Urban Edge Properties (REIT)	25,970
2,971	Valley National Bancorp	28,106
1,343	W. R. Berkley Corp.	72,898
1,133	Waddell & Reed Financial, Inc., Class A	44,266
1,275	Washington Federal, Inc.	28,930
1,221	Webster Financial Corp.	43,199
1,533	Weingarten Realty Investors (REIT)	48,504
1,511	WisdomTree Investments, Inc.	28,331
2,491	WP GLIMCHER, Inc. (REIT)	30,166
		5,160,034
	Health Care — 5.3%

1,062	Akorn, Inc.*	42,257
977	Align Technology, Inc.*	55,298
2,287	Allscripts Healthcare Solutions, Inc.*	31,492
278	Bio-Rad Laboratories, Inc., Class A*	38,734
500	Bio-Techne Corp.	47,240
1,321	Catalent, Inc.*	41,995
1,599	Centene Corp.*	98,690
637	Charles River Laboratories International, Inc.*	43,883
1,587	Community Health Systems, Inc.*	85,222
653	Cooper Cos., Inc. (The)	106,060
626	Halyard Health, Inc.*	19,681
1,037	Health Net, Inc.*	66,430
762	Hill-Rom Holdings, Inc.	40,264
3,288	Hologic, Inc.*	127,607
1,259	IDEXX Laboratories, Inc.*	89,981
596	LifePoint Health, Inc.*	46,565
1,258	MEDNAX, Inc.*	101,332
376	Mettler-Toledo International, Inc.*	111,503
541	Molina Healthcare, Inc.*	40,353
849	Owens & Minor, Inc.	28,858
742	PAREXEL International Corp.*	48,764
1,895	ResMed, Inc.	98,426
747	Sirona Dental Systems, Inc.*	71,249

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
803	STERIS Corp.	$51,432
559	Teleflex, Inc.	73,117
729	Thoratec Corp.*	45,796
622	United Therapeutics Corp.*	93,686
1,105	VCA, Inc.*	61,195
592	WellCare Health Plans, Inc.*	53,677
968	West Pharmaceutical Services, Inc.	54,063
		1,914,850
	Industrials — 8.5%

1,008	A. O. Smith Corp.	65,026
584	Acuity Brands, Inc.	113,804
2,022	AECOM*	55,605
1,078	AGCO Corp.	52,865
1,743	Alaska Air Group, Inc.	130,481
1,428	B/E Aerospace, Inc.	69,615
879	Carlisle Cos., Inc.	88,515
450	CEB, Inc.	32,229
675	CLARCOR, Inc.	38,050
718	Clean Harbors, Inc.*	35,268
775	Con-way, Inc.	27,280
1,531	Copart, Inc.*	53,616
655	Crane Co.	34,414
672	Deluxe Corp.	38,983
1,700	Donaldson Co., Inc.	53,227
414	Esterline Technologies Corp.*	33,828
2,144	Fortune Brands Home & Security, Inc.	102,590
559	FTI Consulting, Inc.*	22,282
590	GATX Corp.	29,246
690	Genesee & Wyoming, Inc., Class A*	47,182
789	Graco, Inc.	54,433
489	Granite Construction, Inc.	16,871
802	Herman Miller, Inc.	21,742
598	HNI Corp.	27,951
716	Hubbell, Inc., Class B	70,648
654	Huntington Ingalls Industries, Inc.	73,627
1,048	IDEX Corp.	75,278
1,200	ITT Corp.	44,892
3,539	JetBlue Airways Corp.*	78,990
1,940	KBR, Inc.	33,834
1,066	Kennametal, Inc.	32,513
750	Kirby Corp.*	52,898
709	KLX, Inc.*	27,722
597	Landstar System, Inc.	39,521
557	Lennox International, Inc.	65,748
1,017	Lincoln Electric Holdings, Inc.	59,647
1,052	ManpowerGroup, Inc.	91,419
423	MSA Safety, Inc.	19,238
680	MSC Industrial Direct Co., Inc., Class A	46,029
761	Nordson Corp.	50,622
1,441	NOW, Inc.*	24,583
911	Old Dominion Freight Line, Inc.*	60,572
799	Orbital ATK, Inc.	60,492
1,052	Oshkosh Corp.	44,237
2,806	R.R. Donnelley & Sons Co.	44,054
603	Regal Beloit Corp.	40,202
1,294	Rollins, Inc.	36,128
552	SPX Corp.	32,419
475	Teledyne Technologies, Inc.*	46,507
1,414	Terex Corp.	32,989
976	Timken Co. (The)	30,988
932	Towers Watson & Co., Class A	110,656
2,084	Trinity Industries, Inc.	56,247
663	Triumph Group, Inc.	32,746
317	Valmont Industries, Inc.	33,694
1,299	Wabtec Corp.	124,392
1,666	Waste Connections, Inc.	79,235
369	Watsco, Inc.	45,188
599	Werner Enterprises, Inc.	15,868
782	Woodward, Inc.	35,659
		3,094,585
	Information Technology — 8.8%

1,413	3D Systems Corp.*	19,401
1,570	ACI Worldwide, Inc.*	33,488
1,051	Acxiom Corp.*	22,029
8,476	Advanced Micro Devices, Inc.*	15,342
1,207	ANSYS, Inc.*	106,940
1,784	ARRIS Group, Inc.*	47,133
1,287	Arrow Electronics, Inc.*	71,969
5,613	Atmel Corp.	45,858
1,827	Avnet, Inc.	77,465
574	Belden, Inc.	28,924
1,612	Broadridge Financial Solutions, Inc.	85,097
3,936	Cadence Design Systems, Inc.*	78,799
2,156	CDK Global, Inc.	106,808
1,610	Ciena Corp.*	36,000
1,172	Cognex Corp.	41,676
572	CommVault Systems, Inc.*	20,500
1,329	Convergys Corp.	30,035
1,213	CoreLogic, Inc.*	46,033
1,468	Cree, Inc.*	39,959
4,464	Cypress Semiconductor Corp.*	44,640
872	Diebold, Inc.	27,137
380	DST Systems, Inc.	38,920
522	FactSet Research Systems, Inc.	82,434
418	Fair Isaac Corp.	35,768
1,566	Fairchild Semiconductor International, Inc.*	21,298
559	FEI Co.	42,193
1,916	Fortinet, Inc.*	80,740
1,117	Gartner, Inc.*	95,515
894	Global Payments, Inc.	99,583
2,102	Ingram Micro, Inc., Class A	56,880
1,995	Integrated Device Technology, Inc.*	37,885
485	InterDigital, Inc.	23,993
1,773	Intersil Corp., Class A	18,687
481	IPG Photonics Corp.*	40,606
2,606	Jabil Circuit, Inc.	50,426
1,100	Jack Henry & Associates, Inc.	74,756
2,277	Keysight Technologies, Inc.*	72,955
1,186	Knowles Corp.*	19,308
840	Leidos Holdings, Inc.	35,347
824	Lexmark International, Inc., Class A	24,704
992	Manhattan Associates, Inc.*	58,012
886	MAXIMUS, Inc.	53,647
1,329	Mentor Graphics Corp.	34,341
1,362	National Instruments Corp.	39,784
2,280	NCR Corp.*	57,205
1,264	NetScout Systems, Inc.*	46,199
745	NeuStar, Inc., Class A*	20,823
474	Plantronics, Inc.	25,198
1,816	Polycom, Inc.*	19,540
1,547	PTC, Inc.*	51,237
1,594	Rackspace Hosting, Inc.*	48,474

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,189	Rovi Corp.*	$13,162
532	Science Applications International Corp.	25,946
534	Silicon Laboratories, Inc.*	23,218
894	SolarWinds, Inc.*	35,537
903	Solera Holdings, Inc.	43,498
3,921	SunEdison, Inc.*	40,778
495	Synaptics, Inc.*	34,695
2,086	Synopsys, Inc.*	97,896
494	Tech Data Corp.*	32,229
2,885	Teradyne, Inc.	52,045
3,490	Trimble Navigation Ltd.*	65,961
453	Tyler Technologies, Inc.*	62,532
384	Ultimate Software Group, Inc. (The)*	67,657
1,537	VeriFone Systems, Inc.*	48,016
1,826	Vishay Intertechnology, Inc.	18,041
520	WEX, Inc.*	49,156
696	Zebra Technologies Corp., Class A*	57,684
		3,199,742
	Materials — 3.8%

1,509	Albemarle Corp.	68,222
1,469	Allegheny Technologies, Inc.	28,366
842	AptarGroup, Inc.	56,717
836	Ashland, Inc.	87,755
1,311	Bemis Co., Inc.	55,613
854	Cabot Corp.	28,925
678	Carpenter Technology Corp.	26,442
2,435	Chemours Co. (The)	23,547
1,556	Commercial Metals Co.	24,429
453	Compass Minerals International, Inc.	36,693
960	Cytec Industries, Inc.	71,232
861	Domtar Corp.	34,621
676	Eagle Materials, Inc.	55,317
457	Greif, Inc., Class A	13,381
1,916	Louisiana-Pacific Corp.*	31,499
467	Minerals Technologies, Inc.	25,120
142	NewMarket Corp.	54,420
1,043	Olin Corp.	20,818
1,332	Packaging Corp. of America	89,391
1,200	PolyOne Corp.	38,964
999	Reliance Steel & Aluminum Co.	58,062
877	Royal Gold, Inc.	42,201
1,792	RPM International, Inc.	78,579
601	Scotts Miracle-Gro Co. (The), Class A	37,376
629	Sensient Technologies Corp.	40,979
562	Silgan Holdings, Inc.	29,426
1,357	Sonoco Products Co.	53,357
3,252	Steel Dynamics, Inc.	63,349
1,959	United States Steel Corp.	32,088
1,005	Valspar Corp. (The)	73,667
651	Worthington Industries, Inc.	16,659
		1,397,215
	Telecommunication Services — 0.1%

1,322	Telephone & Data Systems, Inc.	37,598

	Utilities — 2.6%

1,519	Alliant Energy Corp.	86,082
2,381	Aqua America, Inc.	60,382
1,359	Atmos Energy Corp.	74,460
603	Black Hills Corp.	23,987
813	Cleco Corp.	43,561
2,078	Great Plains Energy, Inc.	51,784
1,445	Hawaiian Electric Industries, Inc.	40,850
677	IDACORP, Inc.	40,193
2,620	MDU Resources Group, Inc.	46,924
1,135	National Fuel Gas Co.	61,245
2,684	OGE Energy Corp.	75,259
707	ONE Gas, Inc.	30,380
1,071	PNM Resources, Inc.	27,428
2,363	Questar Corp.	45,629
1,121	Talen Energy Corp.*	15,974
2,320	UGI Corp.	79,066
1,111	Vectren Corp.	44,696
1,900	Westar Energy, Inc.	69,445
669	WGL Holdings, Inc.	36,260
		953,605
	Total Common Stocks (Cost $22,303,687)	20,210,590

Principal Amount
	Repurchase Agreements (a)(b) — 9.0%
$3,290,624	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,290,637	3,290,624
	Total Repurchase Agreements (Cost $3,290,624)	3,290,624

	Total Investment Securities (Cost $25,594,311) — 64.5%	23,501,214
	Other assets less liabilities — 35.5%	12,949,473
	Net Assets — 100.0%	$36,450,687

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $3,597,408.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$971,658
Aggregate gross unrealized depreciation	(3,114,229)
Net unrealized depreciation	$(2,142,571)
Federal income tax cost of investments	$25,643,785

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2015:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation
E-Mini S&P MidCap 400 Futures Contracts	15	09/18/15	$2,121,150	$14,228

Cash collateral in the amount of $110,550 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of August 31, 2015:

Notional					Unrealized
Amount	Termination		Rate Paid		Appreciation/
at Value	Date	Counterparty	(Received)(1)	Underlying Instrument	(Depreciation)
$2,578,664	01/06/16	Bank of America, N.A.	0.34%	S&P MidCap 400®	$2,133,888
50,043,831	01/06/17	Citibank, N.A.	0.35%	S&P MidCap 400®	1,736,341
65,131	11/06/15	Credit Suisse International	0.49%	S&P MidCap 400®	53,047
138,457	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	151,543
2,293,880	11/06/15	Deutsche Bank AG	0.15%	SPDR® S&P MidCap 400® ETF Trust	1,201,939
6,083,108	01/06/16	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	(182,616)
6,289,502	01/06/17	Goldman Sachs International	0.55%	S&P MidCap 400®	367,554
128,980	11/06/15	Morgan Stanley & Co. International PLC	0.39%	S&P MidCap 400®	85,967
15,407,614	01/06/16	Societe Generale	0.49%	S&P MidCap 400®	3,026,329
3,989,084	02/08/16	UBS AG	0.49%	S&P MidCap 400®	3,587,542
$87,018,251					$12,161,534

(1)   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 26.9%
	Consumer Discretionary — 3.9%

282	1-800-Flowers.com, Inc., Class A*	$2,366
270	2U, Inc.*	9,442
784	Abercrombie & Fitch Co., Class A	15,570
239	AMC Entertainment Holdings, Inc., Class A	6,926
855	American Axle & Manufacturing Holdings, Inc.*	17,271
2,203	American Eagle Outfitters, Inc.	37,495
193	American Public Education, Inc.*	4,232
96	America’s Car-Mart, Inc.*	3,437
1,064	Apollo Education Group, Inc.*	11,821
146	Arctic Cat, Inc.	3,859
307	Asbury Automotive Group, Inc.*	24,735
1,935	Ascena Retail Group, Inc.*	23,355
150	Ascent Capital Group, Inc., Class A*	4,212
365	Barnes & Noble Education, Inc.*	4,708
572	Barnes & Noble, Inc.	8,929
121	Bassett Furniture Industries, Inc.	3,511
368	Beazer Homes USA, Inc.*	6,146
321	bebe stores, inc.	440
1,092	Belmond Ltd., Class A*	12,416
206	Big 5 Sporting Goods Corp.	2,369
608	Big Lots, Inc.	29,178
19	Biglari Holdings, Inc.*	7,092
242	BJ’s Restaurants, Inc.*	10,404
257	Black Diamond, Inc.*	1,915
1,398	Bloomin’ Brands, Inc.	28,939
134	Blue Nile, Inc.*	4,564
250	Bob Evans Farms, Inc.	11,297
93	Bojangles’, Inc.*	1,936
135	Boot Barn Holdings, Inc.*	2,948
900	Boyd Gaming Corp.*	14,490
171	Bravo Brio Restaurant Group, Inc.*	2,180
190	Bridgepoint Education, Inc.*	1,535
421	Bright Horizons Family Solutions, Inc.*	25,732
319	Buckle, Inc. (The)	13,462
214	Buffalo Wild Wings, Inc.*	40,592
160	Build-A-Bear Workshop, Inc.*	3,136
850	Burlington Stores, Inc.*	45,126
521	Caesars Acquisition Co., Class A*	3,710
625	Caesars Entertainment Corp.*	5,969
494	Caleres, Inc.	16,450
880	Callaway Golf Co.	7,788
146	Cambium Learning Group, Inc.*	761
138	Capella Education Co.	6,727
765	Career Education Corp.*	2,838
276	Carmike Cinemas, Inc.*	6,583
183	Carriage Services, Inc.	4,200
400	Carrols Restaurant Group, Inc.*	5,060
297	Cato Corp. (The), Class A	10,434
100	Cavco Industries, Inc.*	7,155
831	Central European Media Enterprises Ltd., Class A*	1,828
172	Century Communities, Inc.*	3,784
550	Cheesecake Factory, Inc. (The)	29,848
861	Chegg, Inc.*	6,397
97	Cherokee, Inc.*	2,487
1,616	Chico’s FAS, Inc.	24,095
232	Children’s Place, Inc. (The)	13,901
419	Christopher & Banks Corp.*	733
152	Churchill Downs, Inc.	20,196
186	Chuy’s Holdings, Inc.*	5,699
175	Citi Trends, Inc.	4,622
495	ClubCorp Holdings, Inc.	11,142
81	Collectors Universe, Inc.	1,512
324	Columbia Sportswear Co.	19,884
308	Conn’s, Inc.*	9,194
178	Container Store Group, Inc. (The)*	3,010
649	Cooper Tire & Rubber Co.	25,051
153	Cooper-Standard Holding, Inc.*	8,785
260	Core-Mark Holding Co., Inc.	15,629
216	Cracker Barrel Old Country Store, Inc.	31,143
868	Crocs, Inc.*	12,786
390	Crown Media Holdings, Inc., Class A*	2,086
105	CSS Industries, Inc.	2,780
116	Culp, Inc.	3,567
1,608	Cumulus Media, Inc., Class A*	2,299
12	Daily Journal Corp.*	2,340
1,839	Dana Holding Corp.	32,256
257	Dave & Buster’s Entertainment, Inc.*	8,851
368	Deckers Outdoor Corp.*	23,696
266	Del Frisco’s Restaurant Group, Inc.*	3,947
951	Denny’s Corp.*	10,680
405	Destination XL Group, Inc.*	2,450
718	DeVry Education Group, Inc.	18,783
470	Diamond Resorts International, Inc.*	11,933
191	DineEquity, Inc.	18,240
301	Dorman Products, Inc.*	15,155
856	DreamWorks Animation SKG, Inc., Class A*	17,069
272	Drew Industries, Inc.	15,031
667	E.W. Scripps Co. (The), Class A	11,686
152	El Pollo Loco Holdings, Inc.*	1,978
318	Eldorado Resorts, Inc.*	2,996
175	Empire Resorts, Inc.*	746
286	Entercom Communications Corp., Class A*	3,152
718	Entravision Communications Corp., Class A	5,780
319	Eros International PLC*	10,565
112	Escalade, Inc.	2,004
287	Ethan Allen Interiors, Inc.	8,538
225	Etsy, Inc.*	3,224
563	EVINE Live, Inc.*	1,514
953	Express, Inc.*	19,441
342	Federal-Mogul Holdings Corp.*	3,146
156	Fenix Parts, Inc.*	1,555
302	Fiesta Restaurant Group, Inc.*	15,595
519	Finish Line, Inc. (The), Class A	13,686
614	Five Below, Inc.*	23,743
66	Flexsteel Industries, Inc.	2,033
191	Fox Factory Holding Corp.*	2,869
477	Francesca’s Holdings Corp.*	5,361
419	Fred’s, Inc., Class A	5,497
206	FTD Cos., Inc.*	6,157
450	G-III Apparel Group Ltd.*	31,199
271	Genesco, Inc.*	16,230
405	Gentherm, Inc.*	18,464

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
523	Global Eagle Entertainment, Inc.*	$6,156
531	Grand Canyon Education, Inc.*	19,626
712	Gray Television, Inc.*	8,252
244	Green Brick Partners, Inc.*	2,965
263	Group 1 Automotive, Inc.	22,986
698	Guess?, Inc.	15,433
130	Habit Restaurants, Inc. (The), Class A*	3,240
544	Harte-Hanks, Inc.	2,094
230	Haverty Furniture Cos., Inc.	5,315
321	Helen of Troy Ltd.*	27,330
114	Hemisphere Media Group, Inc.*	1,552
281	Hibbett Sports, Inc.*	11,100
122	Hooker Furniture Corp.	2,911
208	Horizon Global Corp.*	2,176
1,544	Houghton Mifflin Harcourt Co.*	34,864
1,345	Hovnanian Enterprises, Inc., Class A*	2,515
367	HSN, Inc.	22,317
538	Iconix Brand Group, Inc.*	7,473
681	IMAX Corp.*	21,349
224	Installed Building Products, Inc.*	5,985
315	International Speedway Corp., Class A	10,108
441	Interval Leisure Group, Inc.	8,846
203	Intrawest Resorts Holdings, Inc.*	1,825
335	iRobot Corp.*	9,816
249	Isle of Capri Casinos, Inc.*	4,597
421	Jack in the Box, Inc.	32,914
214	JAKKS Pacific, Inc.*	2,039
156	Jamba, Inc.*	2,156
57	Johnson Outdoors, Inc., Class A	1,429
275	Journal Media Group, Inc.	1,840
381	K12, Inc.*	5,037
920	KB Home	13,478
195	Kirkland’s, Inc.	4,352
95	Kona Grill, Inc.*	1,745
731	Krispy Kreme Doughnuts, Inc.*	12,529
1,056	La Quinta Holdings, Inc.*	19,906
185	Lands’ End, Inc.*	4,706
577	La-Z-Boy, Inc.	15,931
158	LGI Homes, Inc.*	4,114
246	Libbey, Inc.	8,669
67	Liberty Tax, Inc.	1,579
843	Liberty TripAdvisor Holdings, Inc., Class A*	21,387
1,064	LifeLock, Inc.*	8,991
121	Lifetime Brands, Inc.	1,757
257	Lithia Motors, Inc., Class A	27,396
148	Loral Space & Communications, Inc.*	8,023
305	Lumber Liquidators Holdings, Inc.*	4,609
276	M/I Homes, Inc.*	6,894
201	Malibu Boats, Inc., Class A*	3,471
207	Marcus Corp. (The)	4,018
120	Marine Products Corp.	842
287	MarineMax, Inc.*	4,678
291	Marriott Vacations Worldwide Corp.	20,664
348	Martha Stewart Living Omnimedia, Inc., Class A*	2,105
231	Mattress Firm Holding Corp.*	13,881
440	MDC Holdings, Inc.	12,536
490	MDC Partners, Inc., Class A	9,624
1,080	Media General, Inc.*	12,690
545	Men’s Wearhouse, Inc. (The)	30,765
414	Meredith Corp.	19,549
447	Meritage Homes Corp.*	18,837
129	Metaldyne Performance Group, Inc.	2,436
540	Modine Manufacturing Co.*	4,795
115	Monarch Casino & Resort, Inc.*	2,018
359	Monro Muffler Brake, Inc.	22,757
306	Morgans Hotel Group Co.*	1,405
203	Motorcar Parts of America, Inc.*	6,474
181	Movado Group, Inc.	5,124
47	NACCO Industries, Inc., Class A	2,474
693	National CineMedia, Inc.	9,113
354	Nautilus, Inc.*	5,409
100	New Home Co., Inc. (The)*	1,488
504	New Media Investment Group, Inc.	7,520
1,550	New York Times Co. (The), Class A	18,848
353	Nexstar Broadcasting Group, Inc., Class A	16,407
128	Noodles & Co.*	1,526
326	Nutrisystem, Inc.	9,121
1,260	Orbitz Worldwide, Inc.*	14,452
208	Outerwall, Inc.	12,813
135	Overstock.com, Inc.*	2,653
165	Oxford Industries, Inc.	13,886
326	Papa John’s International, Inc.	21,924
103	Papa Murphy’s Holdings, Inc.*	1,522
284	Party City Holdco, Inc.*	4,811
900	Penn National Gaming, Inc.*	16,344
606	Pep Boys-Manny Moe & Jack (The)*	7,333
511	Performance Sports Group Ltd.*	6,633
138	Perry Ellis International, Inc.*	3,417
228	PetMed Express, Inc.	3,780
1,016	Pier 1 Imports, Inc.	10,343
682	Pinnacle Entertainment, Inc.*	25,759
491	Pool Corp.	34,213
261	Popeyes Louisiana Kitchen, Inc.*	14,517
246	Potbelly Corp.*	2,598
1,543	Quiksilver, Inc.*	664
187	Reading International, Inc., Class A*	2,399
159	Red Robin Gourmet Burgers, Inc.*	12,528
461	Regis Corp.*	4,997
322	Remy International, Inc.	9,435
598	Rent-A-Center, Inc.	16,080
143	Rentrak Corp.*	6,527
376	Restoration Hardware Holdings, Inc.*	34,772
700	Ruby Tuesday, Inc.*	4,606
394	Ruth’s Hospitality Group, Inc.	6,336
528	Ryland Group, Inc. (The)	22,831
41	Saga Communications, Inc., Class A	1,431
301	Scholastic Corp.	13,006
566	Scientific Games Corp., Class A*	6,237
771	SeaWorld Entertainment, Inc.	13,724
590	Select Comfort Corp.*	14,367
284	Sequential Brands Group, Inc.*	4,649
516	SFX Entertainment, Inc.*	526

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
65	Shake Shack, Inc., Class A*	$3,246
170	Shoe Carnival, Inc.	4,390
424	Shutterfly, Inc.*	16,477
747	Sinclair Broadcast Group, Inc., Class A	20,005
243	Sizmek, Inc.*	1,597
247	Skullcandy, Inc.*	1,734
606	Smith & Wesson Holding Corp.*	10,956
371	Sonic Automotive, Inc., Class A	7,980
586	Sonic Corp.	15,822
701	Sotheby’s	24,682
132	Speedway Motorsports, Inc.	2,554
203	Sportsman’s Warehouse Holdings, Inc.*	2,623
360	Stage Stores, Inc.	3,866
225	Standard Motor Products, Inc.	7,965
1,649	Standard Pacific Corp.*	13,934
331	Stein Mart, Inc.	3,555
145	Steiner Leisure Ltd.*	9,232
635	Steven Madden Ltd.*	25,946
316	Stoneridge, Inc.*	3,858
40	Strattec Security Corp.	2,524
124	Strayer Education, Inc.*	6,478
211	Sturm Ruger & Co., Inc.	13,270
264	Superior Industries International, Inc.	5,042
84	Superior Uniform Group, Inc.	1,426
127	Systemax, Inc.*	1,158
367	Taylor Morrison Home Corp., Class A*	7,322
692	Tenneco, Inc.*	32,559
789	Texas Roadhouse, Inc.	28,396
306	Tile Shop Holdings, Inc.*	3,641
127	Tilly’s, Inc., Class A*	1,017
1,235	Time, Inc.	25,651
238	Tower International, Inc.*	5,819
77	Townsquare Media, Inc., Class A*	885
1,190	Travelport Worldwide Ltd.	15,767
1,823	TRI Pointe Group, Inc.*	25,303
297	Tribune Publishing Co.	3,502
497	Tuesday Morning Corp.*	3,941
632	Tumi Holdings, Inc.*	12,463
168	Unifi, Inc.*	4,877
179	Universal Electronics, Inc.*	8,161
238	Universal Technical Institute, Inc.	1,061
410	Vail Resorts, Inc.	44,243
240	Vera Bradley, Inc.*	2,597
174	Vince Holding Corp.*	1,597
335	Vitamin Shoppe, Inc.*	11,993
224	VOXX International Corp.*	1,736
226	Wayfair, Inc., Class A*	8,430
174	WCI Communities, Inc.*	4,336
311	Weight Watchers International, Inc.*	1,913
203	West Marine, Inc.*	1,780
74	Weyco Group, Inc.	1,994
220	William Lyon Homes, Class A*	4,985
25	Winmark Corp.	2,473
304	Winnebago Industries, Inc.	6,226
1,164	Wolverine World Wide, Inc.	31,370
339	World Wrestling Entertainment, Inc., Class A	6,800
333	ZAGG, Inc.*	2,438
218	Zoe’s Kitchen, Inc.*	7,530
740	zulily, Inc., Class A*	13,135
248	Zumiez, Inc.*	5,781
		2,852,531
	Consumer Staples — 0.9%

43	Alico, Inc.	1,809
320	Andersons, Inc. (The)	11,322
92	Arcadia Biosciences, Inc.*	599
653	B&G Foods, Inc.	19,845
102	Boston Beer Co., Inc. (The), Class A*	20,917
616	Boulder Brands, Inc.*	5,051
166	Calavo Growers, Inc.	9,670
353	Cal-Maine Foods, Inc.	18,751
438	Casey’s General Stores, Inc.	46,367
751	Castle Brands, Inc.*	909
477	Central Garden & Pet Co., Class A*	6,034
213	Chefs’ Warehouse, Inc. (The)*	3,225
53	Coca-Cola Bottling Co. Consolidated	8,174
115	Craft Brew Alliance, Inc.*	940
1,863	Darling Ingredients, Inc.*	23,921
1,064	Dean Foods Co.	17,513
297	Diamond Foods, Inc.*	8,960
294	Elizabeth Arden, Inc.*	3,243
232	Fairway Group Holdings Corp.*	527
87	Farmer Bros Co.*	1,989
376	Fresh Del Monte Produce, Inc.	14,886
486	Fresh Market, Inc. (The)*	10,464
234	Freshpet, Inc.*	3,040
887	HRG Group, Inc.*	11,425
150	Ingles Markets, Inc., Class A	7,455
191	Inter Parfums, Inc.	4,909
220	Inventure Foods, Inc.*	1,903
168	J&J Snack Foods Corp.	19,145
94	John B. Sanfilippo & Son, Inc.	4,859
209	Lancaster Colony Corp.	19,819
304	Landec Corp.*	4,043
54	Lifeway Foods, Inc.*	778
130	Limoneira Co.	2,467
122	Medifast, Inc.*	3,388
121	MGP Ingredients, Inc.	1,929
129	National Beverage Corp.*	3,408
101	Natural Grocers by Vitamin Cottage, Inc.*	2,452
89	Natural Health Trends Corp.	2,380
119	Nature’s Sunshine Products, Inc.	1,457
95	Nutraceutical International Corp.*	2,303
55	Oil-Dri Corp. of America	1,284
245	Omega Protein Corp.*	4,182
103	Orchids Paper Products Co.	2,578
694	Post Holdings, Inc.*	45,304
219	PriceSmart, Inc.	18,617
130	Revlon, Inc., Class A*	4,334
253	Sanderson Farms, Inc.	17,467
3	Seaboard Corp.*	9,961
84	Seneca Foods Corp., Class A*	2,476
274	Smart & Final Stores, Inc.*	4,466
551	Snyder’s-Lance, Inc.	18,607
424	SpartanNash Co.	11,999
2,952	SUPERVALU, Inc.*	24,324
240	Synutra International, Inc.*	1,200
210	Tootsie Roll Industries, Inc.	6,527
483	TreeHouse Foods, Inc.*	38,336
565	United Natural Foods, Inc.*	27,205
255	Universal Corp.	12,549

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
64	USANA Health Sciences, Inc.*	$9,375
921	Vector Group Ltd.	21,947
81	Village Super Market, Inc., Class A	2,251
164	WD-40 Co.	13,733
124	Weis Markets, Inc.	5,041
		636,039
	Energy — 0.9%

1,059	Abraxas Petroleum Corp.*	2,065
24	Adams Resources & Energy, Inc.	1,095
352	Alon USA Energy, Inc.	6,526
407	Approach Resources, Inc.*	1,042
202	Ardmore Shipping Corp.	2,266
729	Atwood Oceanics, Inc.	13,931
481	Basic Energy Services, Inc.*	2,506
564	Bill Barrett Corp.*	3,085
560	Bonanza Creek Energy, Inc.*	4,284
393	Bristow Group, Inc.	14,565
636	C&J Energy Services Ltd.*	3,523
743	Callon Petroleum Co.*	6,813
221	CARBO Ceramics, Inc.	6,060
580	Carrizo Oil & Gas, Inc.*	21,129
66	Clayton Williams Energy, Inc.*	3,358
803	Clean Energy Fuels Corp.*	4,272
688	Cloud Peak Energy, Inc.*	3,289
196	Contango Oil & Gas Co.*	1,825
647	Delek U.S. Holdings, Inc.	19,902
1,047	DHT Holdings, Inc.	7,486
282	Dorian LPG Ltd.*	3,717
15	Earthstone Energy, Inc.*	254
542	Eclipse Resources Corp.*	2,087
493	Energy Fuels, Inc.*	1,711
1,065	Energy XXI Ltd.	2,023
232	Era Group, Inc.*	3,921
156	Erin Energy Corp.*	621
277	Evolution Petroleum Corp.	1,626
1,780	EXCO Resources, Inc.	1,488
783	Exterran Holdings, Inc.	17,477
721	Fairmount Santrol Holdings, Inc.*	3,612
669	Forum Energy Technologies, Inc.*	10,517
1,218	Frontline Ltd.*	3,240
469	GasLog Ltd.	6,514
915	Gastar Exploration, Inc.*	1,510
148	Geospace Technologies Corp.*	2,621
428	Green Plains, Inc.	9,099
289	GulfMark Offshore, Inc., Class A	2,610
4,140	Halcon Resources Corp.*	4,761
123	Hallador Energy Co.	989
1,194	Helix Energy Solutions Group, Inc.*	8,298
361	Hornbeck Offshore Services, Inc.*	7,130
187	Independence Contract Drilling, Inc.*	1,296
1,591	ION Geophysical Corp.*	827
10	Isramco, Inc.*	1,310
327	Jones Energy, Inc., Class A*	1,939
1,500	Key Energy Services, Inc.*	1,067
2,489	Magnum Hunter Resources Corp.*	1,991
825	Matador Resources Co.*	18,901
301	Matrix Service Co.*	6,020
2,690	McDermott International, Inc.*	13,665
144	Natural Gas Services Group, Inc.*	3,123
925	Navios Maritime Acquisition Corp.	3,191
948	Newpark Resources, Inc.*	6,949
213	Nordic American Offshore Ltd.	1,470
1,006	Nordic American Tankers Ltd.	13,712
806	North Atlantic Drilling Ltd.	700
695	Northern Oil and Gas, Inc.*	4,191
1,569	Oasis Petroleum, Inc.*	17,510
582	Oil States International, Inc.*	16,511
359	Pacific Ethanol, Inc.*	2,542
186	Panhandle Oil and Gas, Inc., Class A	3,266
181	Par Petroleum Corp.*	3,501
1,379	Parker Drilling Co.*	4,647
941	Parsley Energy, Inc., Class A*	16,185
452	PDC Energy, Inc.*	25,393
3,132	Peabody Energy Corp.	8,456
808	Penn Virginia Corp.*	994
141	PHI, Inc. (Non-Voting)*	3,576
726	Pioneer Energy Services Corp.*	2,403
495	Renewable Energy Group, Inc.*	4,168
75	REX American Resources Corp.*	4,021
542	Rex Energy Corp.*	1,870
136	RigNet, Inc.*	3,921
275	Ring Energy, Inc.*	2,819
668	RSP Permian, Inc.*	15,992
595	Sanchez Energy Corp.*	3,832
4,882	SandRidge Energy, Inc.*	2,603
2,016	Scorpio Tankers, Inc.	19,071
206	SEACOR Holdings, Inc.*	13,289
495	SemGroup Corp., Class A	27,225
634	Seventy Seven Energy, Inc.*	1,820
668	Ship Finance International Ltd.	11,222
903	Solazyme, Inc.*	2,393
645	Stone Energy Corp.*	3,657
1,173	Synergy Resources Corp.*	12,598
1,072	Teekay Tankers Ltd., Class A	6,303
439	Tesco Corp.	3,727
898	TETRA Technologies, Inc.*	6,906
530	Tidewater, Inc.	9,503
291	TransAtlantic Petroleum Ltd.*	882
526	Triangle Petroleum Corp.*	2,125
602	U.S. Silica Holdings, Inc.	12,100
1,727	Ultra Petroleum Corp.*	14,714
568	Unit Corp.*	8,634
1,100	Uranium Energy Corp.*	1,364
395	W&T Offshore, Inc.	1,410
802	Western Refining, Inc.	34,502
202	Westmoreland Coal Co.*	3,066
		645,921
	Financials — 6.6%

187	1st Source Corp.	5,611
776	Acadia Realty Trust (REIT)	22,931
82	Access National Corp.	1,675
458	Actua Corp.*	6,517
320	AG Mortgage Investment Trust, Inc. (REIT)	5,290
198	Agree Realty Corp. (REIT)	5,633
551	Alexander & Baldwin, Inc.	18,640
24	Alexander’s, Inc. (REIT)	8,712
10	Altisource Asset Management Corp.*	385

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
149	Altisource Portfolio Solutions S.A.*	$4,010
645	Altisource Residential Corp. (REIT)	9,849
507	Ambac Financial Group, Inc.*	8,239
419	American Assets Trust, Inc. (REIT)	16,140
577	American Capital Mortgage Investment Corp. (REIT)	8,811
918	American Equity Investment Life Holding Co.	22,271
98	American National Bankshares, Inc.	2,316
363	American Residential Properties, Inc. (REIT)	6,153
363	Ameris Bancorp	9,899
214	AMERISAFE, Inc.	10,002
105	Ames National Corp.	2,485
86	Anchor BanCorp Wisconsin, Inc.*	3,518
1,182	Anworth Mortgage Asset Corp. (REIT)	5,945
659	Apollo Commercial Real Estate Finance, Inc. (REIT)	10,788
362	Apollo Residential Mortgage, Inc. (REIT)	5,054
306	Ares Commercial Real Estate Corp. (REIT)	3,831
315	Argo Group International Holdings Ltd.	17,634
258	Arlington Asset Investment Corp., Class A	4,296
288	Armada Hoffler Properties, Inc. (REIT)	2,874
495	ARMOUR Residential REIT, Inc. (REIT)*	10,579
124	Arrow Financial Corp.	3,414
309	Ashford Hospitality Prime, Inc. (REIT)	4,273
940	Ashford Hospitality Trust, Inc. (REIT)	7,276
12	Ashford, Inc.*	879
1,014	Astoria Financial Corp.	16,396
117	Atlas Financial Holdings, Inc.*	1,887
140	AV Homes, Inc.*	1,980
106	Baldwin & Lyons, Inc., Class B	2,430
408	Banc of California, Inc.	5,055
82	BancFirst Corp.	4,959
339	Banco Latinoamericano de Comercio Exterior S.A., Class E	8,356
380	Bancorp, Inc. (The)*	2,789
1,089	BancorpSouth, Inc.	25,875
526	Bank Mutual Corp.	3,803
67	Bank of Marin Bancorp	3,216
879	Bank of the Ozarks, Inc.	36,742
207	BankFinancial Corp.	2,546
237	Banner Corp.	10,525
67	Bar Harbor Bankshares	2,222
897	BBCN Bancorp, Inc.	13,051
31	BBX Capital Corp., Class A*	502
150	Bear State Financial, Inc.*	1,297
933	Beneficial Bancorp, Inc.*	11,607
333	Berkshire Hills Bancorp, Inc.	9,317
2,066	BGC Partners, Inc., Class A	18,119
316	Blue Hills Bancorp, Inc.	4,471
212	Bluerock Residential Growth REIT, Inc. (REIT)	2,381
319	BNC Bancorp	6,591
173	BofI Holding, Inc.*	20,040
936	Boston Private Financial Holdings, Inc.	11,138
168	Bridge Bancorp, Inc.	4,428
790	Brookline Bancorp, Inc.	8,334
201	Bryn Mawr Bank Corp.	5,966
91	BSB Bancorp, Inc./MA*	1,904
67	C1 Financial, Inc.*	1,267
201	Calamos Asset Management, Inc., Class A	2,123
84	Camden National Corp.	3,361
729	Campus Crest Communities, Inc. (REIT)	3,769
253	Capital Bank Financial Corp., Class A*	7,785
121	Capital City Bank Group, Inc.	1,808
1,586	Capitol Federal Financial, Inc.	19,111
1,080	Capstead Mortgage Corp. (REIT)	11,254
363	Cardinal Financial Corp.	8,099
543	CareTrust REIT, Inc. (REIT)	6,087
348	Cascade Bancorp*	1,883
310	Cash America International, Inc.	8,556
446	CatchMark Timber Trust, Inc., Class A (REIT)	4,491
901	Cathay General Bancorp	26,697
959	Cedar Realty Trust, Inc. (REIT)	6,003
512	CenterState Banks, Inc.	7,076
259	Central Pacific Financial Corp.	5,372
39	Century Bancorp, Inc./MA, Class A	1,626
2,671	Chambers Street Properties (REIT)	18,083
187	Charter Financial Corp./MD	2,347
432	Chatham Lodging Trust (REIT)	9,914
380	Chemical Financial Corp.	12,137
673	Chesapeake Lodging Trust (REIT)	19,456
68	CIFC Corp.	479
138	Citizens & Northern Corp.	2,757
553	Citizens, Inc./TX*	3,478
172	City Holding Co.	8,191
306	Clifton Bancorp, Inc.	4,220
162	CNB Financial Corp./PA	2,762
2,220	CNO Financial Group, Inc.	39,716
409	CoBiz Financial, Inc.	5,268
229	Cohen & Steers, Inc.	6,865
1,259	Colony Capital, Inc., Class A (REIT)	27,333
650	Columbia Banking System, Inc.	19,701
460	Community Bank System, Inc.	16,404
176	Community Trust Bancorp, Inc.	6,178
139	CommunityOne Bancorp*	1,464
337	ConnectOne Bancorp, Inc.	6,454
49	Consolidated-Tomoka Land Co.	2,692
672	CorEnergy Infrastructure Trust, Inc. (REIT)	3,447
274	CoreSite Realty Corp. (REIT)	13,341
2,442	Cousins Properties, Inc. (REIT)	22,393
1,256	Cowen Group, Inc., Class A*	6,644
321	Crawford & Co., Class B	2,048
189	CU Bancorp*	4,077
1,876	CubeSmart (REIT)	47,444
301	Customers Bancorp, Inc.*	7,378
1,198	CVB Financial Corp.	19,467
747	CyrusOne, Inc. (REIT)	23,650

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,783	CYS Investments, Inc. (REIT)	$13,925
1,002	DCT Industrial Trust, Inc. (REIT)	32,174
34	Diamond Hill Investment Group, Inc.	6,620
2,263	DiamondRock Hospitality Co. (REIT)	26,613
351	Dime Community Bancshares, Inc.	5,978
96	Donegal Group, Inc., Class A	1,372
712	DuPont Fabros Technology, Inc. (REIT)	19,032
618	Dynex Capital, Inc. (REIT)	4,141
337	Eagle Bancorp, Inc.*	14,124
154	Easterly Government Properties, Inc. (REIT)	2,415
364	EastGroup Properties, Inc. (REIT)	19,656
545	Education Realty Trust, Inc. (REIT)	15,941
202	eHealth, Inc.*	3,018
88	EMC Insurance Group, Inc.	2,013
360	Employers Holdings, Inc.	7,938
293	Encore Capital Group, Inc.*	11,905
294	Enova International, Inc.*	3,822
102	Enstar Group Ltd.*	14,903
86	Enterprise Bancorp, Inc./MA	1,883
225	Enterprise Financial Services Corp.	5,380
645	EPR Properties (REIT)	32,824
828	Equity One, Inc. (REIT)	19,466
627	Essent Group Ltd.*	16,797
1,091	EverBank Financial Corp.	21,580
390	Evercore Partners, Inc., Class A	20,428
584	EZCORP, Inc., Class A*	3,691
84	Farmers Capital Bank Corp.*	2,179
108	FBL Financial Group, Inc., Class A	6,160
315	FCB Financial Holdings, Inc., Class A*	10,389
118	Federal Agricultural Mortgage Corp., Class C	2,793
160	Federated National Holding Co.	3,506
1,615	FelCor Lodging Trust, Inc. (REIT)	13,033
127	Fidelity & Guaranty Life	3,132
199	Fidelity Southern Corp.	3,840
1	Fidus Investment Corp.	10
66	Fifth Street Asset Management, Inc.	546
585	Financial Engines, Inc.	18,989
160	Financial Institutions, Inc.	3,963
1,222	First American Financial Corp.	47,487
121	First Bancorp, Inc./ME	2,245
1,312	First BanCorp./Puerto Rico*	5,261
223	First Bancorp/NC	3,795
816	First Busey Corp.	5,222
98	First Business Financial Services, Inc.	2,198
318	First Cash Financial Services, Inc.*	13,124
87	First Citizens BancShares, Inc., Class A	20,635
1,003	First Commonwealth Financial Corp.	8,877
190	First Community Bancshares, Inc./VA	3,365
181	First Connecticut Bancorp, Inc./CT	3,077
104	First Defiance Financial Corp.	3,920
695	First Financial Bancorp	12,816
723	First Financial Bankshares, Inc.	22,514
125	First Financial Corp./IN	4,111
1,248	First Industrial Realty Trust, Inc. (REIT)	24,199
222	First Interstate BancSystem, Inc., Class A	5,923
426	First Merchants Corp.	11,085
879	First Midwest Bancorp, Inc./IL	15,506
172	First NBC Bank Holding Co.*	6,020
138	First of Long Island Corp. (The)	3,523
662	First Potomac Realty Trust (REIT)	6,958
1,869	FirstMerit Corp.	33,567
232	Flagstar Bancorp, Inc.*	4,717
332	Flushing Financial Corp.	6,623
1,970	FNB Corp./PA	24,743
902	FNFV Group*	13,052
379	Forestar Group, Inc.*	4,900
132	Fox Chase Bancorp, Inc.	2,278
61	Franklin Financial Network, Inc.*	1,444
1,014	Franklin Street Properties Corp. (REIT)	10,556
78	FRP Holdings, Inc.*	2,427
1,992	Fulton Financial Corp.	24,223
364	GAIN Capital Holdings, Inc.	3,007
71	GAMCO Investors, Inc., Class A	4,153
842	GEO Group, Inc. (The) (REIT)	25,285
149	German American Bancorp, Inc.	4,318
288	Getty Realty Corp. (REIT)	4,539
852	Glacier Bancorp, Inc.	22,161
234	Gladstone Commercial Corp. (REIT)	3,370
94	Global Indemnity PLC*	2,523
793	Government Properties Income Trust (REIT)	12,561
646	Gramercy Property Trust, Inc. (REIT)	14,283
49	Great Ajax Corp. (REIT)	628
118	Great Southern Bancorp, Inc.	4,752
466	Great Western Bancorp, Inc.	11,729
115	Green Bancorp, Inc.*	1,375
517	Green Dot Corp., Class A*	9,146
330	Greenhill & Co., Inc.	11,586
326	Greenlight Capital Re Ltd., Class A*	8,313
167	Guaranty Bancorp	2,679
159	Hallmark Financial Services, Inc.*	1,827
386	Hampton Roads Bankshares, Inc.*	706
878	Hancock Holding Co.	24,654
360	Hanmi Financial Corp.	8,726
367	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	6,977
1,091	Hatteras Financial Corp. (REIT)	17,707
97	HCI Group, Inc.	3,856
1,132	Healthcare Realty Trust, Inc. (REIT)	25,923
201	Heartland Financial USA, Inc.	7,310
237	Heritage Commerce Corp.	2,507
341	Heritage Financial Corp./WA	6,043

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
278	Heritage Insurance Holdings, Inc.*	$4,884
264	Heritage Oaks Bancorp	2,051
555	Hersha Hospitality Trust (REIT)	13,564
427	HFF, Inc., Class A	15,513
1,060	Highwoods Properties, Inc. (REIT)	40,216
859	Hilltop Holdings, Inc.*	17,738
15	Hingham Institution for Savings	1,755
644	Home BancShares, Inc./AR	24,549
249	HomeStreet, Inc.*	5,543
228	HomeTrust Bancshares, Inc.*	4,147
464	Horace Mann Educators Corp.	15,414
129	Horizon Bancorp/IN	3,048
839	Hudson Pacific Properties, Inc. (REIT)	23,819
430	IBERIABANK Corp.	26,187
97	Impac Mortgage Holdings, Inc.*	1,712
80	Independence Holding Co.	985
276	Independence Realty Trust, Inc. (REIT)	2,045
295	Independent Bank Corp./MA	13,361
259	Independent Bank Corp./MI	3,644
109	Independent Bank Group, Inc.	4,621
129	Infinity Property & Casualty Corp.	9,969
247	InfraREIT, Inc. (REIT)	6,960
989	Inland Real Estate Corp. (REIT)	8,317
611	International Bancshares Corp.	15,672
170	INTL FCStone, Inc.*	4,498
1,388	Invesco Mortgage Capital, Inc. (REIT)	18,877
386	Investment Technology Group, Inc.	6,338
3,932	Investors Bancorp, Inc.	46,319
1,382	Investors Real Estate Trust (REIT)	9,246
964	iStar, Inc. (REIT)*	12,021
124	James River Group Holdings Ltd.	3,422
1,655	Janus Capital Group, Inc.	24,626
163	JG Wentworth Co., Class A*	879
42	Kansas City Life Insurance Co.	1,943
383	KCG Holdings, Inc., Class A*	4,404
1,055	Kearny Financial Corp./MD*	11,974
490	Kemper Corp.	17,356
1,046	Kennedy-Wilson Holdings, Inc.	25,062
942	Kite Realty Group Trust (REIT)	22,146
448	Ladder Capital Corp. (REIT)	6,980
1,188	Ladenburg Thalmann Financial Services, Inc.*	3,101
427	Lakeland Bancorp, Inc.	4,723
187	Lakeland Financial Corp.	7,684
1,274	LaSalle Hotel Properties (REIT)	40,080
537	LegacyTexas Financial Group, Inc.	15,208
65	LendingTree, Inc.*	6,887
2,316	Lexington Realty Trust (REIT)	18,690
401	LTC Properties, Inc. (REIT)	16,357
1,005	Mack-Cali Realty Corp. (REIT)	18,824
570	Maiden Holdings Ltd.	8,168
244	MainSource Financial Group, Inc.	5,053
153	Marcus & Millichap, Inc.*	6,496
421	MarketAxess Holdings, Inc.	38,067
98	Marlin Business Services Corp.	1,345
847	MB Financial, Inc.	27,900
1,635	MBIA, Inc.*	11,478
2,637	Medical Properties Trust, Inc. (REIT)	30,774
68	Medley Management, Inc., Class A	505
190	Mercantile Bank Corp.	3,857
56	Merchants Bancshares, Inc./VT	1,613
620	Meridian Bancorp, Inc.*	7,899
78	Meta Financial Group, Inc.	3,387
134	Metro Bancorp, Inc.	3,838
3,829	MGIC Investment Corp.*	40,434
89	MidWestOne Financial Group, Inc.	2,596
198	Moelis & Co., Class A	5,401
668	Monmouth Real Estate Investment Corp. (REIT)	6,359
1,877	Monogram Residential Trust, Inc. (REIT)	17,381
391	National Bank Holdings Corp., Class A	7,886
78	National Bankshares, Inc.	2,478
68	National Commerce Corp.*	1,569
452	National General Holdings Corp.	8,285
424	National Health Investors, Inc. (REIT)	23,362
80	National Interstate Corp.	2,216
1,580	National Penn Bancshares, Inc.	18,984
258	National Storage Affiliates Trust (REIT)	3,339
25	National Western Life Insurance Co., Class A	5,685
443	Nationstar Mortgage Holdings, Inc.*	7,407
120	Navigators Group, Inc. (The)*	9,126
497	NBT Bancorp, Inc.	12,872
268	Nelnet, Inc., Class A	10,090
2,598	New Residential Investment Corp. (REIT)	36,788
976	New Senior Investment Group, Inc. (REIT)	11,117
1,233	New York Mortgage Trust, Inc. (REIT)	8,064
1,832	New York REIT, Inc. (REIT)	17,551
404	NewBridge Bancorp	3,373
272	NewStar Financial, Inc.*	3,098
214	NexPoint Residential Trust, Inc. (REIT)	2,643
562	NMI Holdings, Inc., Class A*	4,676
529	Northfield Bancorp, Inc.	7,919
1,145	Northwest Bancshares, Inc.	14,702
150	OceanFirst Financial Corp.	2,763
1,211	Ocwen Financial Corp.*	9,010
503	OFG Bancorp	4,346
1,319	Old National Bancorp/IN	18,202
332	Old Second Bancorp, Inc.*	2,068
278	OM Asset Management PLC	4,593
131	On Deck Capital, Inc.*	1,209
141	One Liberty Properties, Inc. (REIT)	3,078
256	OneBeacon Insurance Group Ltd., Class A	3,699
117	Oppenheimer Holdings, Inc., Class A	2,334
117	Opus Bank	4,304
259	Orchid Island Capital, Inc. (REIT)	2,354
496	Oritani Financial Corp.	7,480

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
220	Pacific Continental Corp.	$2,842
243	Pacific Premier Bancorp, Inc.*	4,559
147	Park National Corp.	12,379
507	Park Sterling Corp.	3,655
954	Parkway Properties, Inc./MD (REIT)	15,111
94	Patriot National, Inc.*	1,528
175	Peapack Gladstone Financial Corp.	3,713
810	Pebblebrook Hotel Trust (REIT)	30,829
54	Penns Woods Bancorp, Inc.	2,316
779	Pennsylvania Real Estate Investment Trust (REIT)	15,455
149	PennyMac Financial Services, Inc., Class A*	2,558
841	PennyMac Mortgage Investment Trust (REIT)	12,674
207	Peoples Bancorp, Inc./OH	4,550
85	Peoples Financial Services Corp.	3,039
560	PHH Corp.*	9,072
793	Physicians Realty Trust (REIT)	11,498
259	PICO Holdings, Inc.*	3,354
404	Pinnacle Financial Partners, Inc.	19,158
170	Piper Jaffray Cos.*	7,116
459	Potlatch Corp. (REIT)	15,156
545	PRA Group, Inc.*	29,043
251	Preferred Apartment Communities, Inc., Class A (REIT)	2,563
132	Preferred Bank/CA	4,046
579	Primerica, Inc.	24,602
886	PrivateBancorp, Inc.	33,535
790	Prosperity Bancshares, Inc.	40,819
740	Provident Financial Services, Inc.	14,016
220	PS Business Parks, Inc. (REIT)	16,051
142	Pzena Investment Management, Inc., Class A	1,436
132	QCR Holdings, Inc.	2,866
315	QTS Realty Trust, Inc., Class A (REIT)	12,660
2,158	Radian Group, Inc.	38,801
1,025	RAIT Financial Trust (REIT)	5,320
892	Ramco-Gershenson Properties Trust (REIT)	13,826
555	RCS Capital Corp., Class A*	1,132
133	RE/MAX Holdings, Inc., Class A	4,878
950	Redwood Trust, Inc. (REIT)	13,860
122	Regional Management Corp.*	2,013
453	Renasant Corp.	14,197
112	Republic Bancorp, Inc./KY, Class A	2,799
180	Resource America, Inc., Class A	1,366
1,513	Resource Capital Corp. (REIT)	4,902
1,122	Retail Opportunity Investments Corp. (REIT)	17,873
624	Rexford Industrial Realty, Inc. (REIT)	8,062
487	RLI Corp.	25,378
1,490	RLJ Lodging Trust (REIT)	41,035
413	Rouse Properties, Inc. (REIT)	6,418
490	Ryman Hospitality Properties, Inc. (REIT)	25,103
392	S&T Bancorp, Inc.	11,729
734	Sabra Health Care REIT, Inc. (REIT)	17,594
233	Safeguard Scientifics, Inc.*	4,077
170	Safety Insurance Group, Inc.	8,939
278	Sandy Spring Bancorp, Inc.	7,136
110	Saul Centers, Inc. (REIT)	5,427
268	Seacoast Banking Corp. of Florida*	4,170
706	Select Income REIT (REIT)	13,096
642	Selective Insurance Group, Inc.	19,465
251	ServisFirst Bancshares, Inc.	9,410
133	Sierra Bancorp	2,261
410	Silver Bay Realty Trust Corp. (REIT)	6,421
337	Simmons First National Corp., Class A	14,784
273	South State Corp.	20,548
286	Southside Bancshares, Inc.	7,447
215	Southwest Bancorp, Inc./OK	3,586
401	Sovran Self Storage, Inc. (REIT)	35,982
190	Square 1 Financial, Inc., Class A*	4,790
758	St. Joe Co. (The)*	13,227
734	STAG Industrial, Inc. (REIT)	12,522
430	Starwood Waypoint Residential Trust (REIT)	10,359
169	State Auto Financial Corp.	3,701
403	State Bank Financial Corp.	8,141
352	State National Cos., Inc.	3,344
1,352	Sterling Bancorp/DE	18,969
259	Stewart Information Services Corp.	10,034
765	Stifel Financial Corp.*	35,649
167	Stock Yards Bancorp, Inc.	5,885
125	Stonegate Bank	3,897
164	Stonegate Mortgage Corp.*	1,182
411	STORE Capital Corp. (REIT)	8,286
3,104	Strategic Hotels & Resorts, Inc. (REIT)*	41,873
132	Suffolk Bancorp	3,519
984	Summit Hotel Properties, Inc. (REIT)	11,936
108	Sun Bancorp, Inc./NJ*	2,145
525	Sun Communities, Inc. (REIT)	34,235
2,353	Sunstone Hotel Investors, Inc. (REIT)	32,542
847	Symetra Financial Corp.	26,655
616	Talmer Bancorp, Inc., Class A	10,010
155	Tejon Ranch Co.*	3,663
485	Terreno Realty Corp. (REIT)	9,865
96	Territorial Bancorp, Inc.	2,492
516	Texas Capital Bancshares, Inc.*	27,792
952	Third Point Reinsurance Ltd.*	13,318
338	Tiptree Financial, Inc., Class A	2,021
169	Tompkins Financial Corp.	8,871
513	Towne Bank/VA	9,419
212	Trade Street Residential, Inc. (REIT)	1,397
256	TriCo Bancshares	6,077
240	TriState Capital Holdings, Inc.*	3,007
168	Triumph Bancorp, Inc.*	2,431
1,072	TrustCo Bank Corp./NY	6,346
762	Trustmark Corp.	17,549
444	UMB Financial Corp.	22,258
252	UMH Properties, Inc. (REIT)	2,356
2,487	Umpqua Holdings Corp.	41,558
509	Union Bankshares Corp.	12,012

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
783	United Bankshares, Inc./WV	$29,300
601	United Community Banks, Inc./GA	11,762
554	United Community Financial Corp./OH	2,764
345	United Development Funding IV (REIT)	6,031
558	United Financial Bancorp, Inc.	7,003
228	United Fire Group, Inc.	7,570
193	United Insurance Holdings Corp.	2,536
141	Universal Health Realty Income Trust (REIT)	6,486
361	Universal Insurance Holdings, Inc.	8,891
222	Univest Corp. of Pennsylvania	4,296
1,001	Urban Edge Properties (REIT)	20,931
314	Urstadt Biddle Properties, Inc., Class A (REIT)	5,630
2,622	Valley National Bancorp	24,804
214	Virtu Financial, Inc., Class A	5,038
77	Virtus Investment Partners, Inc.	8,860
298	Walker & Dunlop, Inc.*	7,250
425	Walter Investment Management Corp.*	6,987
1,069	Washington Federal, Inc.	24,256
768	Washington Real Estate Investment Trust (REIT)	18,893
167	Washington Trust Bancorp, Inc.	6,448
304	Waterstone Financial, Inc.	3,916
1,024	Webster Financial Corp.	36,229
434	WesBanco, Inc.	13,363
181	West Bancorp., Inc.	3,263
288	Westamerica Bancorp.	13,000
970	Western Alliance Bancorp.*	29,604
473	Western Asset Mortgage Capital Corp. (REIT)	6,045
87	Westwood Holdings Group, Inc.	4,829
304	Whitestone REIT (REIT)	3,472
796	Wilshire Bancorp, Inc.	8,501
535	Wintrust Financial Corp.	27,285
1,286	WisdomTree Investments, Inc.	24,112
80	World Acceptance Corp.*	3,006
319	WSFS Financial Corp.	8,782
1,259	Xenia Hotels & Resorts, Inc. (REIT)	23,291
284	Yadkin Financial Corp.	5,913
43	ZAIS Group Holdings, Inc.*	290
		4,837,011
	Health Care — 4.5%

90	AAC Holdings, Inc.*	2,125
254	Abaxis, Inc.	11,943
128	Abeona Therapeutics, Inc.*	598
471	Abiomed, Inc.*	45,169
899	ACADIA Pharmaceuticals, Inc.*	32,930
243	Accelerate Diagnostics, Inc.*	4,768
245	Acceleron Pharma, Inc.*	7,100
891	Accuray, Inc.*	6,139
328	Aceto Corp.	7,350
1,325	Achillion Pharmaceuticals, Inc.*	9,792
482	Acorda Therapeutics, Inc.*	15,410
117	Adamas Pharmaceuticals, Inc.*	2,347
73	Addus HomeCare Corp.*	2,098
70	Adeptus Health, Inc., Class A*	6,975
94	Aduro Biotech, Inc.*	1,820
342	Advaxis, Inc.*	5,062
283	Aegerion Pharmaceuticals, Inc.*	5,006
231	Aerie Pharmaceuticals, Inc.*	3,652
172	Affimed N.V.*	1,734
872	Affymetrix, Inc.*	8,136
861	Agenus, Inc.*	6,122
117	Agile Therapeutics, Inc.*	1,033
443	Air Methods Corp.*	16,590
275	Akebia Therapeutics, Inc.*	1,914
281	Albany Molecular Research, Inc.*	5,603
264	Alder Biopharmaceuticals, Inc.*	10,230
343	Alimera Sciences, Inc.*	1,146
57	Alliance HealthCare Services, Inc.*	816
81	Almost Family, Inc.*	3,588
389	AMAG Pharmaceuticals, Inc.*	24,328
318	Amedisys, Inc.*	12,287
1,307	Amicus Therapeutics, Inc.*	18,795
536	AMN Healthcare Services, Inc.*	18,010
358	Amphastar Pharmaceuticals, Inc.*	4,607
546	Amsurg Corp.*	42,817
462	Anacor Pharmaceuticals, Inc.*	60,249
140	Analogic Corp.	11,281
284	AngioDynamics, Inc.*	4,192
89	ANI Pharmaceuticals, Inc.*	4,341
165	Anika Therapeutics, Inc.*	5,843
1,745	Antares Pharma, Inc.*	3,141
447	Anthera Pharmaceuticals, Inc.*	3,053
99	Applied Genetic Technologies Corp.*	1,627
334	Aratana Therapeutics, Inc.*	5,898
187	Ardelyx, Inc.*	3,549
2,729	Arena Pharmaceuticals, Inc.*	7,396
1,888	ARIAD Pharmaceuticals, Inc.*	17,823
1,590	Array BioPharma, Inc.*	9,381
671	Arrowhead Research Corp.*	3,979
162	Assembly Biosciences, Inc.*	2,221
118	Asterias Biotherapeutics, Inc.*	559
190	Atara Biotherapeutics, Inc.*	7,701
320	AtriCure, Inc.*	7,827
16	Atrion Corp.	6,192
68	aTyr Pharma, Inc.*	985
220	Avalanche Biotechnologies, Inc.*	2,301
93	Bellicum Pharmaceuticals, Inc.*	1,587
818	BioCryst Pharmaceuticals, Inc.*	9,521
522	BioDelivery Sciences International, Inc.*	3,523
774	BioScrip, Inc.*	1,881
56	BioSpecifics Technologies Corp.*	2,781
305	BioTelemetry, Inc.*	4,358
587	BioTime, Inc.*	1,773
106	Blueprint Medicines Corp.*	2,900
125	Calithera Biosciences, Inc.*	729
353	Cambrex Corp.*	16,877
387	Cantel Medical Corp.	19,207
332	Capital Senior Living Corp.*	6,919
224	Cara Therapeutics, Inc.*	4,247
138	Carbylan Therapeutics, Inc.*	749
358	Cardiovascular Systems, Inc.*	8,621
380	Castlight Health, Inc., Class B*	2,010
943	Catalent, Inc.*	29,978
849	Catalyst Pharmaceuticals, Inc.*	3,082
1,110	Celldex Therapeutics, Inc.*	16,472
111	Cellular Biomedicine Group, Inc.*	2,576

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
359	Cempra, Inc.*	$12,350
809	Cepheid, Inc.*	39,431
1,075	Cerus Corp.*	5,332
193	Chemed Corp.	26,316
315	ChemoCentryx, Inc.*	2,073
515	Chimerix, Inc.*	25,204
54	Cidara Therapeutics, Inc.*	768
132	Civitas Solutions, Inc.*	3,202
314	Clovis Oncology, Inc.*	24,448
266	Coherus Biosciences, Inc.*	7,342
75	Collegium Pharmaceutical, Inc.*	1,134
128	Computer Programs & Systems, Inc.	5,891
173	Concert Pharmaceuticals, Inc.*	2,695
311	CONMED Corp.	16,502
75	Connecture, Inc.*	535
698	Corcept Therapeutics, Inc.*	3,490
254	Corindus Vascular Robotics, Inc.*	889
120	Corium International, Inc.*	1,201
386	CorMedix, Inc.*	1,058
97	CorVel Corp.*	2,913
363	Cross Country Healthcare, Inc.*	5,042
287	CryoLife, Inc.	2,807
1,855	CTI BioPharma Corp.*	2,931
1,254	Curis, Inc.*	3,285
163	Cutera, Inc.*	2,385
294	Cyberonics, Inc.*	19,210
251	Cynosure, Inc., Class A*	7,935
391	Cytokinetics, Inc.*	2,706
746	CytRx Corp.*	1,835
676	Depomed, Inc.*	18,205
175	Dermira, Inc.*	4,497
170	Dicerna Pharmaceuticals, Inc.*	1,865
408	Diplomat Pharmacy, Inc.*	16,112
1,268	Durect Corp.*	2,612
1,642	Dyax Corp.*	37,799
413	Dynavax Technologies Corp.*	11,713
97	Eagle Pharmaceuticals, Inc./DE*	7,619
342	Emergent BioSolutions, Inc.*	11,385
180	Enanta Pharmaceuticals, Inc.*	7,027
423	Endocyte, Inc.*	2,229
760	Endologix, Inc.*	9,865
287	Ensign Group, Inc. (The)	13,475
61	Entellus Medical, Inc.*	1,358
327	Epizyme, Inc.*	6,540
148	Esperion Therapeutics, Inc.*	7,097
1,081	Exact Sciences Corp.*	23,901
115	Exactech, Inc.*	2,255
466	ExamWorks Group, Inc.*	16,692
2,542	Exelixis, Inc.*	15,125
295	Fibrocell Science, Inc.*	1,664
540	FibroGen, Inc.*	13,230
243	Five Prime Therapeutics, Inc.*	4,634
487	Five Star Quality Care, Inc.*	1,646
61	Flex Pharma, Inc.*	734
157	Flexion Therapeutics, Inc.*	3,785
325	Fluidigm Corp.*	3,962
255	Foamix Pharmaceuticals Ltd.*	2,591
134	Foundation Medicine, Inc.*	3,154
1,823	Galena Biopharma, Inc.*	2,880
413	Genesis Healthcare, Inc.*	2,998
475	GenMark Diagnostics, Inc.*	4,911
243	Genocea Biosciences, Inc.*	2,826
201	Genomic Health, Inc.*	5,532
1,782	Geron Corp.*	5,399
774	Globus Medical, Inc., Class A*	18,901
288	Greatbatch, Inc.*	16,364
583	Haemonetics Corp.*	21,052
1,196	Halozyme Therapeutics, Inc.*	20,882
525	Halyard Health, Inc.*	16,506
398	Hanger, Inc.*	7,136
377	Harvard Bioscience, Inc.*	1,647
409	HealthEquity, Inc.*	11,992
1,032	HealthSouth Corp.	44,066
285	HealthStream, Inc.*	7,082
350	Healthways, Inc.*	4,273
195	HeartWare International, Inc.*	16,692
330	Heron Therapeutics, Inc.*	12,692
64	Heska Corp.*	2,160
998	HMS Holdings Corp.*	10,429
159	ICU Medical, Inc.*	18,050
964	Idera Pharmaceuticals, Inc.*	2,911
466	IGI Laboratories, Inc.*	3,649
242	Ignyta, Inc.*	3,311
128	Immune Design Corp.*	2,040
972	ImmunoGen, Inc.*	13,083
1,088	Immunomedics, Inc.*	2,350
808	Impax Laboratories, Inc.*	33,096
103	Imprivata, Inc.*	2,157
146	INC Research Holdings, Inc., Class A*	5,987
553	Infinity Pharmaceuticals, Inc.*	4,877
177	Inogen, Inc.*	8,724
810	Inovio Pharmaceuticals, Inc.*	6,067
693	Insmed, Inc.*	16,937
640	Insulet Corp.*	19,014
265	Insys Therapeutics, Inc.*	8,591
320	Integra LifeSciences Holdings Corp.*	19,194
186	Intersect ENT, Inc.*	4,736
245	Intra-Cellular Therapies, Inc.*	6,564
365	Invacare Corp.	6,420
83	Invitae Corp.*	847
299	InVivo Therapeutics Holdings Corp.*	2,915
196	IPC Healthcare, Inc.*	15,562
32	iRadimed Corp.*	765
1,420	Ironwood Pharmaceuticals, Inc.*	15,620
199	K2M Group Holdings, Inc.*	4,225
260	Karyopharm Therapeutics, Inc.*	3,604
1,168	Keryx Biopharmaceuticals, Inc.*	7,218
941	Kindred Healthcare, Inc.	18,895
325	Kite Pharma, Inc.*	17,280
291	KYTHERA Biopharmaceuticals, Inc.*	21,744
130	La Jolla Pharmaceutical Co.*	4,625
108	Landauer, Inc.	4,148
299	Lannett Co., Inc.*	14,337
286	LDR Holding Corp.*	10,674
134	LeMaitre Vascular, Inc.	1,771
468	Lexicon Pharmaceuticals, Inc.*	5,588
147	LHC Group, Inc.*	6,365
198	Ligand Pharmaceuticals, Inc.*	18,204
508	Lion Biotechnologies, Inc.*	3,612
88	Loxo Oncology, Inc.*	1,769
485	Luminex Corp.*	8,837
355	MacroGenics, Inc.*	9,354
308	Magellan Health, Inc.*	17,248
2,782	MannKind Corp.*	10,544
493	Masimo Corp.*	20,031
681	MedAssets, Inc.*	14,383
190	Medgenics, Inc.*	1,503
747	Medicines Co. (The)*	30,627

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
623	Medidata Solutions, Inc.*	$29,916
778	Merge Healthcare, Inc.*	5,516
470	Meridian Bioscience, Inc.	8,991
496	Merit Medical Systems, Inc.*	11,284
1,240	Merrimack Pharmaceuticals, Inc.*	12,512
1,225	MiMedx Group, Inc.*	11,895
112	Mirati Therapeutics, Inc.*	2,892
443	Molina Healthcare, Inc.*	33,043
689	Momenta Pharmaceuticals, Inc.*	13,442
783	Myriad Genetics, Inc.*	29,409
151	NanoString Technologies, Inc.*	2,297
114	National HealthCare Corp.	6,881
111	National Research Corp., Class A	1,415
372	Natus Medical, Inc.*	15,133
1,699	Navidea Biopharmaceuticals, Inc.*	3,194
1,483	Nektar Therapeutics*	16,387
418	Neogen Corp.*	21,586
604	NeoGenomics, Inc.*	3,672
963	Neurocrine Biosciences, Inc.*	44,664
188	Nevro Corp.*	8,466
235	NewLink Genetics Corp.*	10,554
360	Nobilis Health Corp.*	1,872
528	Northwest Biotherapeutics, Inc.*	4,066
3,022	Novavax, Inc.*	32,547
545	NuVasive, Inc.*	28,732
713	NxStage Medical, Inc.*	12,385
473	Ocata Therapeutics, Inc.*	2,001
169	Ocular Therapeutix, Inc.*	2,978
427	Omeros Corp.*	6,016
409	Omnicell, Inc.*	13,898
191	OncoMed Pharmaceuticals, Inc.*	3,742
1,070	Oncothyreon, Inc.*	3,638
267	Ophthotech Corp.*	11,756
1	OPKO Health, Inc.*	11
636	OraSure Technologies, Inc.*	3,434
1,154	Orexigen Therapeutics, Inc.*	3,197
1,026	Organovo Holdings, Inc.*	2,801
212	Orthofix International N.V.*	7,946
215	Osiris Therapeutics, Inc.*	3,870
167	Otonomy, Inc.*	3,786
265	OvaScience, Inc.*	5,152
711	Owens & Minor, Inc.	24,167
227	Oxford Immunotec Global PLC*	3,262
683	Pacific Biosciences of California, Inc.*	3,401
411	Pacira Pharmaceuticals, Inc.*	23,653
137	Paratek Pharmaceuticals, Inc.	3,559
622	PAREXEL International Corp.*	40,878
1,850	PDL BioPharma, Inc.	10,452
2,254	Peregrine Pharmaceuticals, Inc.*	2,592
491	Pernix Therapeutics Holdings, Inc.*	2,367
184	Pfenex, Inc.*	4,020
343	PharMerica Corp.*	11,223
197	Phibro Animal Health Corp., Class A	6,954
521	Portola Pharmaceuticals, Inc.*	24,570
327	POZEN, Inc.*	2,855
224	PRA Health Sciences, Inc.*	8,429
115	Press Ganey Holdings, Inc.*	3,709
590	Prestige Brands Holdings, Inc.*	27,447
785	Progenics Pharmaceuticals, Inc.*	5,754
87	Proteon Therapeutics, Inc.*	1,233
353	Prothena Corp. PLC*	20,308
154	Providence Service Corp. (The)*	6,904
382	PTC Therapeutics, Inc.*	14,589
563	Quality Systems, Inc.	7,651
324	Quidel Corp.*	6,671
372	Radius Health, Inc.*	22,640
388	RadNet, Inc.*	2,382
907	Raptor Pharmaceutical Corp.*	11,002
319	Regulus Therapeutics, Inc.*	2,657
368	Relypsa, Inc.*	8,449
370	Repligen Corp.*	12,610
394	Retrophin, Inc.*	10,803
176	Revance Therapeutics, Inc.*	5,326
994	Rigel Pharmaceuticals, Inc.*	2,982
567	Rockwell Medical, Inc.*	6,787
647	RTI Surgical, Inc.*	4,128
155	Sage Therapeutics, Inc.*	8,372
250	Sagent Pharmaceuticals, Inc.*	4,995
785	Sangamo BioSciences, Inc.*	5,935
468	Sarepta Therapeutics, Inc.*	16,708
559	SciClone Pharmaceuticals, Inc.*	4,394
96	SeaSpine Holdings Corp.*	1,356
133	Second Sight Medical Products, Inc.*	1,265
1,184	Select Medical Holdings Corp.	15,274
1,332	Sequenom, Inc.*	2,864
76	Sientra, Inc.*	1,808
320	Sorrento Therapeutics, Inc.*	4,058
91	Spark Therapeutics, Inc.*	3,968
478	Spectranetics Corp. (The)*	8,054
755	Spectrum Pharmaceuticals, Inc.*	5,489
438	STAAR Surgical Co.*	3,500
176	Stemline Therapeutics, Inc.*	1,621
673	STERIS Corp.	43,106
280	Sucampo Pharmaceuticals, Inc., Class A*	7,521
387	Supernus Pharmaceuticals, Inc.*	7,024
243	Surgical Care Affiliates, Inc.*	8,882
147	SurModics, Inc.*	3,344
1,128	Synergy Pharmaceuticals, Inc.*	7,896
1,025	Synta Pharmaceuticals Corp.*	2,050
102	T2 Biosystems, Inc.*	1,212
199	Tandem Diabetes Care, Inc.*	2,285
812	Team Health Holdings, Inc.*	47,697
262	TESARO, Inc.*	13,488
407	Tetraphase Pharmaceuticals, Inc.*	17,668
399	TG Therapeutics, Inc.*	4,900
1,433	TherapeuticsMD, Inc.*	8,784
288	Theravance Biopharma, Inc.*	4,193
960	Theravance, Inc.	13,354
611	Thoratec Corp.*	38,383
720	Threshold Pharmaceuticals, Inc.*	3,024
27	Tobira Therapeutics, Inc.*	325
107	Tokai Pharmaceuticals, Inc.*	1,264
409	Tornier N.V.*	9,096
504	TransEnterix, Inc.*	1,331
305	Trevena, Inc.*	1,830
272	Triple-S Management Corp., Class B*	5,723
334	Trovagene, Inc.*	1,987
184	Trupanion, Inc.*	1,288
140	U.S. Physical Therapy, Inc.	6,433
433	Ultragenyx Pharmaceutical, Inc.*	48,331
1,306	Unilife Corp.*	1,593
562	Universal American Corp.*	4,018
42	Utah Medical Products, Inc.	2,242

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
471	Vanda Pharmaceuticals, Inc.*	$5,553
195	Vascular Solutions, Inc.*	6,739
152	Veracyte, Inc.*	1,433
364	Verastem, Inc.*	2,217
254	Versartis, Inc.*	3,294
150	Vitae Pharmaceuticals, Inc.*	1,164
189	Vital Therapies, Inc.*	707
1,171	VIVUS, Inc.*	1,323
290	Vocera Communications, Inc.*	3,405
497	WellCare Health Plans, Inc.*	45,063
811	West Pharmaceutical Services, Inc.	45,294
580	Wright Medical Group, Inc.*	13,381
45	XBiotech, Inc.*	863
321	Xencor, Inc.*	5,383
662	XenoPort, Inc.*	4,468
1,028	XOMA Corp.*	854
186	Zafgen, Inc.*	6,793
363	ZELTIQ Aesthetics, Inc.*	11,714
1,293	ZIOPHARM Oncology, Inc.*	11,262
278	Zogenix, Inc.*	5,344
205	ZS Pharma, Inc.*	10,488
		3,257,590
	Industrials — 3.4%

461	AAON, Inc.	9,533
400	AAR Corp.	9,732
631	ABM Industries, Inc.	20,198
576	Acacia Research Corp.	5,483
1,239	ACCO Brands Corp.*	9,416
438	Accuride Corp.*	1,485
672	Actuant Corp., Class A	14,408
379	Advanced Drainage Systems, Inc.	10,767
478	Advisory Board Co. (The)*	23,245
413	Aegion Corp.*	7,599
706	Aerojet Rocketdyne Holdings, Inc.*	14,522
222	Aerovironment, Inc.*	5,339
595	Air Transport Services Group, Inc.*	5,409
704	Aircastle Ltd.	14,629
109	Alamo Group, Inc.	5,612
319	Albany International Corp., Class A	10,176
151	Allegiant Travel Co.	30,692
70	Allied Motion Technologies, Inc.	1,331
298	Altra Industrial Motion Corp.	7,453
226	Ameresco, Inc., Class A*	1,281
107	American Railcar Industries, Inc.	4,436
83	American Science & Engineering, Inc.	3,263
145	American Woodmark Corp.*	9,611
329	Apogee Enterprises, Inc.	17,157
453	Applied Industrial Technologies, Inc.	19,180
460	ARC Document Solutions, Inc.*	3,054
293	ArcBest Corp.	8,462
146	Argan, Inc.	5,716
214	Astec Industries, Inc.	8,455
216	Astronics Corp.*	11,159
282	Atlas Air Worldwide Holdings, Inc.*	11,649
290	AZZ, Inc.	14,674
618	Barnes Group, Inc.	23,873
81	Barrett Business Services, Inc.	2,888
560	Beacon Roofing Supply, Inc.*	20,300
548	Blount International, Inc.	3,776
57	Blue Bird Corp.*	674
539	Brady Corp., Class A	11,836
503	Briggs & Stratton Corp.	10,050
548	Brink’s Co. (The)	15,706
572	Builders FirstSource, Inc.*	8,471
194	CAI International, Inc.*	2,553
446	Casella Waste Systems, Inc., Class A*	2,747
558	CBIZ, Inc.*	5,440
161	CDI Corp.	1,647
377	CEB, Inc.	27,001
242	CECO Environmental Corp.	2,343
308	Celadon Group, Inc.	5,880
344	Chart Industries, Inc.*	8,793
193	CIRCOR International, Inc.	8,731
1,210	Civeo Corp.	2,359
566	CLARCOR, Inc.	31,905
226	Columbus McKinnon Corp.	4,296
421	Comfort Systems USA, Inc.	11,670
339	Commercial Vehicle Group, Inc.*	1,736
355	Continental Building Products, Inc.*	7,096
650	Con-way, Inc.	22,880
132	Covenant Transportation Group, Inc., Class A*	3,114
103	CRA International, Inc.*	2,340
244	Cubic Corp.	10,277
536	Curtiss-Wright Corp.	35,221
563	Deluxe Corp.	32,660
818	DigitalGlobe, Inc.*	18,863
252	Douglas Dynamics, Inc.	5,599
125	Ducommun, Inc.*	2,952
142	DXP Enterprises, Inc.*	4,224
384	Dycom Industries, Inc.*	27,299
251	Eagle Bulk Shipping, Inc.*	1,792
334	Echo Global Logistics, Inc.*	7,769
707	EMCOR Group, Inc.	32,586
234	Encore Wire Corp.	7,598
501	EnerSys	26,788
202	Engility Holdings, Inc.	5,616
291	Ennis, Inc.	4,752
311	Enphase Energy, Inc.*	1,431
257	EnPro Industries, Inc.	12,192
294	ESCO Technologies, Inc.	10,616
432	Essendant, Inc.	14,904
351	Esterline Technologies Corp.*	28,680
118	ExOne Co. (The)*	870
293	Exponent, Inc.	12,526
705	Federal Signal Corp.	9,976
349	Forward Air Corp.	15,712
139	Franklin Covey Co.*	2,325
537	Franklin Electric Co., Inc.	15,729
139	FreightCar America, Inc.	2,995
469	FTI Consulting, Inc.*	18,694
2,827	FuelCell Energy, Inc.*	2,333
426	Furmanite Corp.*	2,671
225	G&K Services, Inc., Class A	15,212
780	Generac Holdings, Inc.*	24,118
551	General Cable Corp.	8,017
349	Gibraltar Industries, Inc.*	5,720
242	Global Brass & Copper Holdings, Inc.	4,753
753	Golden Ocean Group Ltd.	2,297
215	Gorman-Rupp Co. (The)	5,197
147	GP Strategies Corp.*	3,603

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
114	Graham Corp.	$2,109
444	Granite Construction, Inc.	15,318
681	Great Lakes Dredge & Dock Corp.*	3,780
298	Greenbrier Cos., Inc. (The)	12,427
386	Griffon Corp.	6,423
352	H&E Equipment Services, Inc.	7,290
903	Harsco Corp.	10,439
538	Hawaiian Holdings, Inc.*	12,191
222	HC2 Holdings, Inc.*	1,674
806	Healthcare Services Group, Inc.	26,953
568	Heartland Express, Inc.	11,496
217	HEICO Corp.	11,045
450	HEICO Corp., Class A	19,651
207	Heidrick & Struggles International, Inc.	4,034
142	Heritage-Crystal Clean, Inc.*	1,693
673	Herman Miller, Inc.	18,245
412	Hill International, Inc.*	1,615
710	Hillenbrand, Inc.	19,142
502	HNI Corp.	23,463
407	Hub Group, Inc., Class A*	15,340
74	Hurco Cos., Inc.	2,282
261	Huron Consulting Group, Inc.*	18,894
107	Hyster-Yale Materials Handling, Inc.	6,501
220	ICF International, Inc.*	7,526
419	InnerWorkings, Inc.*	3,042
218	Insperity, Inc.	9,677
208	Insteel Industries, Inc.	3,600
745	Interface, Inc.	18,059
330	John Bean Technologies Corp.	10,930
124	Kadant, Inc.	5,517
307	Kaman Corp.	11,921
335	Kelly Services, Inc., Class A	4,841
378	KEYW Holding Corp. (The)*	3,175
278	Kforce, Inc.	7,448
387	Kimball International, Inc., Class B	4,230
595	KLX, Inc.*	23,264
705	Knight Transportation, Inc.	19,176
550	Knoll, Inc.	13,156
568	Korn/Ferry International	19,352
510	Kratos Defense & Security Solutions, Inc.*	2,366
117	L.B. Foster Co., Class A	2,098
65	Lawson Products, Inc./DE*	1,520
133	Lindsay Corp.	10,139
244	LSI Industries, Inc.	2,316
192	Lydall, Inc.*	5,215
270	Marten Transport Ltd.	4,998
340	Masonite International Corp.*	22,457
753	MasTec, Inc.*	12,470
490	Matson, Inc.	18,463
372	Matthews International Corp., Class A	18,890
295	McGrath RentCorp	7,567
1,101	Meritor, Inc.*	13,928
128	Miller Industries, Inc.	2,776
189	Mistras Group, Inc.*	2,767
517	Mobile Mini, Inc.	17,583
437	Moog, Inc., Class A*	27,575
1,161	MRC Global, Inc.*	15,081
330	MSA Safety, Inc.	15,008
642	Mueller Industries, Inc.	20,422
1,814	Mueller Water Products, Inc., Class A	16,235
142	Multi-Color Corp.	9,356
236	MYR Group, Inc.*	6,771
55	National Presto Industries, Inc.	4,513
544	Navigant Consulting, Inc.*	8,590
918	Navios Maritime Holdings, Inc.	2,580
575	Navistar International Corp.*	10,258
306	NCI Building Systems, Inc.*	3,192
118	Neff Corp., Class A*	778
77	NL Industries, Inc.*	296
303	NN, Inc.	7,336
109	Nortek, Inc.*	8,917
108	Northwest Pipe Co.*	1,784
58	NV5 Holdings, Inc.*	1,248
33	Omega Flex, Inc.	1,012
583	On Assignment, Inc.*	20,976
315	Orion Marine Group, Inc.*	2,262
34	PAM Transportation Services, Inc.*	1,313
99	Park-Ohio Holdings Corp.	3,570
144	Patrick Industries, Inc.*	5,442
1,874	Pendrell Corp.*	2,773
538	PGT, Inc.*	7,193
1,956	Plug Power, Inc.*	3,345
243	Ply Gem Holdings, Inc.*	3,305
103	Powell Industries, Inc.	3,024
52	Power Solutions International, Inc.*	1,635
253	PowerSecure International, Inc.*	3,051
30	Preformed Line Products Co.	909
437	Primoris Services Corp.	8,028
263	Proto Labs, Inc.*	19,154
324	Quad/Graphics, Inc.	4,679
382	Quanex Building Products Corp.	6,857
1	R.R. Donnelley & Sons Co.	9
353	Radiant Logistics, Inc.*	2,125
426	Raven Industries, Inc.	7,719
264	RBC Bearings, Inc.*	16,331
276	Real Industry, Inc.*	2,672
573	Republic Airways Holdings, Inc.*	1,765
424	Resources Connection, Inc.	6,653
1,148	Rexnord Corp.*	23,017
317	Roadrunner Transportation Systems, Inc.*	6,873
612	RPX Corp.*	8,427
399	Rush Enterprises, Inc., Class A*	10,182
427	Safe Bulkers, Inc.	1,422
283	Saia, Inc.*	10,627
3,789	Scorpio Bulkers, Inc.*	6,214
475	Simpson Manufacturing Co., Inc.	16,582
583	SkyWest, Inc.	9,270
189	SP Plus Corp.*	4,341
112	Sparton Corp.*	2,603
144	Standex International Corp.	11,523
939	Steelcase, Inc., Class A	16,555
166	Stock Building Supply Holdings, Inc.*	3,126
256	Sun Hydraulics Corp.	8,259
993	Swift Transportation Co.*	19,354
375	TAL International Group, Inc.*	6,874
603	TASER International, Inc.*	14,110
234	Team, Inc.*	9,791
398	Teledyne Technologies, Inc.*	38,968
207	Tennant Co.	11,865
679	Tetra Tech, Inc.	17,640
250	Textainer Group Holdings Ltd.	4,392
362	Thermon Group Holdings, Inc.*	8,283

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
487	Titan International, Inc.	$4,471
195	Titan Machinery, Inc.*	2,268
193	TRC Cos., Inc.*	1,722
362	Trex Co., Inc.*	14,049
511	TriMas Corp.*	9,321
464	TriNet Group, Inc.*	7,814
473	TrueBlue, Inc.*	11,352
423	Tutor Perini Corp.*	7,487
94	Twin Disc, Inc.	1,315
241	Ultrapetrol (Bahamas) Ltd.*	122
168	UniFirst Corp.	18,213
227	Universal Forest Products, Inc.	13,634
89	Universal Truckload Services, Inc.	1,747
244	US Ecology, Inc.	12,190
111	USA Truck, Inc.*	2,192
1,041	UTi Worldwide, Inc.*	7,412
119	Vectrus, Inc.*	2,957
92	Veritiv Corp.*	3,306
226	Viad Corp.	6,179
186	Vicor Corp.*	1,815
284	Virgin America, Inc.*	9,267
108	Volt Information Sciences, Inc.*	966
47	VSE Corp.	1,945
766	Wabash National Corp.*	9,368
403	WageWorks, Inc.*	18,058
318	Watts Water Technologies, Inc., Class A	17,442
500	Werner Enterprises, Inc.	13,245
696	Wesco Aircraft Holdings, Inc.*	9,772
588	West Corp.	14,312
736	Woodward, Inc.	33,562
124	Xerium Technologies, Inc.*	1,509
806	XPO Logistics, Inc.*	28,291
369	YRC Worldwide, Inc.*	6,166
		2,441,779
	Information Technology — 4.6%

223	6D Global Technologies, Inc.*	537
382	A10 Networks, Inc.*	2,536
1,316	ACI Worldwide, Inc.*	28,070
881	Acxiom Corp.*	18,466
563	ADTRAN, Inc.	9,019
461	Advanced Energy Industries, Inc.*	11,188
7,172	Advanced Micro Devices, Inc.*	12,981
263	Aerohive Networks, Inc.*	1,636
173	Agilysys, Inc.*	1,777
164	Alliance Fiber Optic Products, Inc.	3,093
216	Alpha & Omega Semiconductor Ltd.*	1,652
353	Ambarella, Inc.*	33,757
199	Amber Road, Inc.*	993
281	American Software, Inc., Class A	2,574
1,115	Amkor Technology, Inc.*	6,021
494	Angie’s List, Inc.*	2,613
322	Anixter International, Inc.*	20,499
58	Apigee Corp.*	378
913	Applied Micro Circuits Corp.*	5,341
191	Applied Optoelectronics, Inc.*	3,937
963	Aspen Technology, Inc.*	36,469
462	AVG Technologies N.V.*	10,686
364	Avid Technology, Inc.*	3,025
521	AVX Corp.	6,804
1,280	Axcelis Technologies, Inc.*	4,173
163	Badger Meter, Inc.	9,501
752	Bankrate, Inc.*	7,415
91	Barracuda Networks, Inc.*	2,392
688	Bazaarvoice, Inc.*	3,571
117	Bel Fuse, Inc., Class B	2,066
481	Belden, Inc.	24,238
591	Benchmark Electronics, Inc.*	12,630
89	Benefitfocus, Inc.*	3,265
173	Black Box Corp.	2,664
528	Blackbaud, Inc.	30,170
612	Blackhawk Network Holdings, Inc.*	24,180
461	Blucora, Inc.*	6,436
461	Bottomline Technologies (de), Inc.*	12,327
146	Box, Inc., Class A*	1,968
367	Brightcove, Inc.*	1,956
329	BroadSoft, Inc.*	10,383
761	Brooks Automation, Inc.	7,899
279	Cabot Microelectronics Corp.*	12,103
273	CACI International, Inc., Class A*	21,409
408	CalAmp Corp.*	6,781
501	Calix, Inc.*	4,013
623	Callidus Software, Inc.*	9,825
204	Carbonite, Inc.*	2,246
506	Cardtronics, Inc.*	17,457
216	Care.com, Inc.*	1,283
153	Cascade Microtech, Inc.*	2,359
129	Cass Information Systems, Inc.	6,218
624	Cavium, Inc.*	42,444
232	CEVA, Inc.*	4,466
244	ChannelAdvisor Corp.*	2,777
474	Checkpoint Systems, Inc.	3,830
889	Ciber, Inc.*	3,040
1,392	Ciena Corp.*	31,125
370	Cimpress N.V.*	25,893
715	Cirrus Logic, Inc.*	21,564
127	Clearfield, Inc.*	2,158
12	Code Rebel Corp.*	172
269	Coherent, Inc.*	15,683
292	Cohu, Inc.	2,832
510	CommVault Systems, Inc.*	18,278
388	comScore, Inc.*	20,257
183	Comtech Telecommunications Corp.	4,882
256	Comverse, Inc.*	4,823
363	Constant Contact, Inc.*	8,988
235	Control4 Corp.*	2,108
1,114	Convergys Corp.	25,176
608	Cornerstone OnDemand, Inc.*	21,730
688	Coupons.com, Inc.*	6,426
460	Cray, Inc.*	9,747
369	CSG Systems International, Inc.	11,406
374	CTS Corp.	7,050
264	Cvent, Inc.*	8,327
433	Daktronics, Inc.	3,763
232	Datalink Corp.*	1,346
618	Dealertrack Technologies, Inc.*	38,786
376	Demandware, Inc.*	20,977
501	DHI Group, Inc.*	3,908
731	Diebold, Inc.	22,749
281	Digi International, Inc.*	2,877
86	Digimarc Corp.*	3,279
549	Digital Turbine, Inc.*	1,433
423	Diodes, Inc.*	8,329
690	Dot Hill Systems Corp.*	6,672

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
252	DSP Group, Inc.*	$2,205
199	DTS, Inc.*	5,279
1,162	EarthLink Holdings Corp.	9,749
198	Eastman Kodak Co.*	2,788
302	Ebix, Inc.	8,574
188	Electro Rent Corp.	2,004
529	Electronics For Imaging, Inc.*	23,154
332	Ellie Mae, Inc.*	24,047
220	EMCORE Corp.*	1,533
661	Endurance International Group Holdings, Inc.*	10,107
305	EnerNOC, Inc.*	2,849
1,581	Entegris, Inc.*	21,707
398	Envestnet, Inc.*	12,430
551	EPAM Systems, Inc.*	38,906
365	EPIQ Systems, Inc.	4,643
63	ePlus, Inc.*	4,770
585	Euronet Worldwide, Inc.*	37,715
742	Everi Holdings, Inc.*	3,836
742	EVERTEC, Inc.	13,430
243	Everyday Health, Inc.*	2,372
443	Exar Corp.*	2,614
375	ExlService Holdings, Inc.*	13,567
1,128	Extreme Networks, Inc.*	3,384
399	Fabrinet*	7,932
350	Fair Isaac Corp.	29,949
1,313	Fairchild Semiconductor International, Inc.*	17,857
196	FARO Technologies, Inc.*	7,615
469	FEI Co.	35,400
1,172	Finisar Corp.*	18,084
267	Five9, Inc.*	1,049
431	Fleetmatics Group PLC*	19,292
649	FormFactor, Inc.*	4,316
113	Forrester Research, Inc.	3,572
308	Gigamon, Inc.*	7,016
172	Globant S.A.*	4,678
1,357	Glu Mobile, Inc.*	6,229
633	Gogo, Inc.*	10,058
848	GrubHub, Inc.*	22,430
388	GSI Group, Inc.*	5,040
276	GTT Communications, Inc.*	6,069
215	Guidance Software, Inc.*	1,526
791	Guidewire Software, Inc.*	44,225
270	Hackett Group, Inc. (The)	3,804
998	Harmonic, Inc.*	5,758
413	Heartland Payment Systems, Inc.	24,607
85	Hortonworks, Inc.*	2,020
212	HubSpot, Inc.*	10,025
591	II-VI, Inc.*	9,982
396	Imation Corp.*	1,224
316	Immersion Corp.*	3,662
299	Imperva, Inc.*	17,814
1,501	Infinera Corp.*	32,752
639	Infoblox, Inc.*	12,294
432	Inphi Corp.*	10,256
437	Insight Enterprises, Inc.*	11,060
1,673	Integrated Device Technology, Inc.*	31,770
358	Integrated Silicon Solution, Inc.	7,865
195	Interactive Intelligence Group, Inc.*	6,827
407	InterDigital, Inc.	20,134
620	Internap Corp.*	4,941
1,486	Intersil Corp., Class A	15,662
453	Intralinks Holdings, Inc.*	4,639
873	InvenSense, Inc.*	8,913
434	Itron, Inc.*	13,020
684	Ixia*	10,581
280	IXYS Corp.	3,301
544	j2 Global, Inc.	37,852
526	Jive Software, Inc.*	2,372
329	Kimball Electronics, Inc.*	3,866
984	Knowles Corp.*	16,020
750	Kopin Corp.*	2,325
181	KVH Industries, Inc.*	2,005
1,317	Lattice Semiconductor Corp.*	5,505
686	Limelight Networks, Inc.*	1,626
725	Lionbridge Technologies, Inc.*	3,864
272	Liquidity Services, Inc.*	2,040
255	Littelfuse, Inc.	22,886
643	LivePerson, Inc.*	5,883
278	LogMeIn, Inc.*	17,331
207	Luxoft Holding, Inc.*	12,646
264	M/A-COM Technology Solutions Holdings, Inc.*	7,791
832	Manhattan Associates, Inc.*	48,655
273	ManTech International Corp., Class A	7,477
367	Marchex, Inc., Class B	1,457
337	Marin Software, Inc.*	1,203
392	Marketo, Inc.*	10,980
844	Mattson Technology, Inc.*	2,372
743	MAXIMUS, Inc.	44,989
583	MaxLinear, Inc., Class A*	5,801
77	MaxPoint Interactive, Inc.*	359
1,128	Mentor Graphics Corp.	29,148
386	Mercury Systems, Inc.*	6,114
33	Mesa Laboratories, Inc.	3,577
432	Methode Electronics, Inc.	11,478
1,073	Microsemi Corp.*	34,078
105	MicroStrategy, Inc., Class A*	20,864
1,346	Millennial Media, Inc.*	1,804
4	Mitel Networks Corp.*	29
602	MKS Instruments, Inc.	20,287
438	MobileIron, Inc.*	1,800
236	Model N, Inc.*	2,431
426	ModusLink Global Solutions, Inc.*	1,342
330	MoneyGram International, Inc.*	2,884
446	Monolithic Power Systems, Inc.	21,448
451	Monotype Imaging Holdings, Inc.	9,552
1,026	Monster Worldwide, Inc.*	7,459
168	MTS Systems Corp.	10,003
102	Multi-Fineline Electronix, Inc.*	1,629
270	Nanometrics, Inc.*	3,750
315	NeoPhotonics Corp.*	2,281
362	NETGEAR, Inc.*	10,998
1,038	NetScout Systems, Inc.*	37,939
624	NeuStar, Inc., Class A*	17,441
65	New Relic, Inc.*	2,116
449	Newport Corp.*	6,870
739	NIC, Inc.	13,923
571	Nimble Storage, Inc.*	15,223
425	Novatel Wireless, Inc.*	1,182
55	NVE Corp.	2,889
1,102	Oclaro, Inc.*	2,997
655	OmniVision Technologies, Inc.*	15,655
295	OPOWER, Inc.*	2,673
223	OSI Systems, Inc.*	16,288
120	Park City Group, Inc.*	1,411
230	Park Electrochemical Corp.	4,050
356	Paycom Software, Inc.*	13,720

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
175	Paylocity Holding Corp.*	$5,779
121	PC Connection, Inc.	2,549
304	PDF Solutions, Inc.*	3,703
403	Pegasystems, Inc.	9,878
400	Perficient, Inc.*	6,624
252	Pericom Semiconductor Corp.	3,069
136	PFSweb, Inc.*	1,775
749	Photronics, Inc.*	6,823
397	Plantronics, Inc.	21,105
379	Plexus Corp.*	14,429
1,967	PMC-Sierra, Inc.*	12,372
1,523	Polycom, Inc.*	16,387
332	Power Integrations, Inc.	13,031
570	Progress Software Corp.*	15,441
444	Proofpoint, Inc.*	25,015
269	PROS Holdings, Inc.*	5,950
220	Q2 Holdings, Inc.*	5,755
115	QAD, Inc., Class A	2,895
1,030	Qlik Technologies, Inc.*	38,996
984	QLogic Corp.*	10,175
280	Qualys, Inc.*	8,137
2,429	Quantum Corp.*	2,842
401	QuinStreet, Inc.*	2,206
1,302	Rambus, Inc.*	17,486
455	RealD, Inc.*	4,282
261	RealNetworks, Inc.*	1,130
595	RealPage, Inc.*	10,954
96	Reis, Inc.	2,390
433	RetailMeNot, Inc.*	3,897
604	RingCentral, Inc., Class A*	10,395
298	Rocket Fuel, Inc.*	1,827
318	Rofin-Sinar Technologies, Inc.*	8,099
210	Rogers Corp.*	11,689
997	Rovi Corp.*	11,037
289	Rubicon Project, Inc. (The)*	4,162
850	Ruckus Wireless, Inc.*	9,622
360	Rudolph Technologies, Inc.*	4,594
932	Sanmina Corp.*	17,932
269	Sapiens International Corp. N.V.	3,131
323	ScanSource, Inc.*	12,339
519	Science Applications International Corp.	25,312
311	SciQuest, Inc.*	3,415
376	Seachange International, Inc.*	2,271
749	Semtech Corp.*	12,696
664	ServiceSource International, Inc.*	3,147
728	ShoreTel, Inc.*	5,416
221	Shutterstock, Inc.*	7,406
399	Sigma Designs, Inc.*	3,930
392	Silicon Graphics International Corp.*	1,960
482	Silicon Laboratories, Inc.*	20,957
411	Silver Spring Networks, Inc.*	4,768
557	Sonus Networks, Inc.*	3,921
186	SPS Commerce, Inc.*	12,652
161	Stamps.com, Inc.*	13,257
574	Stratasys Ltd.*	17,599
416	Super Micro Computer, Inc.*	11,378
440	Sykes Enterprises, Inc.*	11,066
415	Synaptics, Inc.*	29,087
437	Synchronoss Technologies, Inc.*	17,650
324	SYNNEX Corp.	25,658
354	Syntel, Inc.*	15,735
954	Take-Two Interactive Software, Inc.*	27,790
440	Tangoe, Inc.*	3,300
413	Tech Data Corp.*	26,944
221	TechTarget, Inc.*	2,040
566	TeleCommunication Systems, Inc., Class A*	1,981
319	Telenav, Inc.*	2,255
183	TeleTech Holdings, Inc.	4,950
593	Tessera Technologies, Inc.	19,415
223	Textura Corp.*	5,767
1,095	TiVo, Inc.*	9,965
78	Travelzoo, Inc.*	749
552	TrueCar, Inc.*	3,262
666	TTM Technologies, Inc.*	4,542
176	TubeMogul, Inc.*	1,947
380	Tyler Technologies, Inc.*	52,455
345	Ubiquiti Networks, Inc.	12,130
356	Ultra Clean Holdings, Inc.*	2,417
311	Ultratech, Inc.*	5,349
563	Unisys Corp.*	7,415
165	United Online, Inc.*	1,797
453	Universal Display Corp.*	16,689
101	Varonis Systems, Inc.*	2,000
331	VASCO Data Security International, Inc.*	5,534
455	Veeco Instruments, Inc.*	10,497
692	Verint Systems, Inc.*	36,904
482	ViaSat, Inc.*	28,327
1,024	Violin Memory, Inc.*	1,812
510	VirnetX Holding Corp.*	1,851
334	Virtusa Corp.*	17,675
1,527	Vishay Intertechnology, Inc.	15,087
142	Vishay Precision Group, Inc.*	1,589
494	Web.com Group, Inc.*	10,636
426	WebMD Health Corp.*	17,521
211	Wix.com Ltd.*	4,167
83	Workiva, Inc.*	1,189
615	Xcerra Corp.*	3,850
298	XO Group, Inc.*	4,366
360	Xoom Corp.*	8,939
205	Yodlee, Inc.*	3,323
606	Zendesk, Inc.*	12,532
649	Zix Corp.*	2,843
		3,318,814
	Materials — 1.0%

330	A. Schulman, Inc.	11,329
45	AEP Industries, Inc.*	2,450
2,005	AK Steel Holding Corp.*	6,195
328	American Vanguard Corp.	4,382
792	Axiall Corp.	20,006
351	Balchem Corp.	20,544
1,346	Berry Plastics Group, Inc.*	39,842
446	Boise Cascade Co.*	14,473
594	Calgon Carbon Corp.	9,658
568	Carpenter Technology Corp.	22,152
556	Century Aluminum Co.*	3,114
78	Chase Corp.	3,081
757	Chemtura Corp.*	20,590
215	Clearwater Paper Corp.*	12,053
1,728	Cliffs Natural Resources, Inc.	6,860
1,533	Coeur Mining, Inc.*	5,151
1,305	Commercial Metals Co.	20,488
86	Core Molding Technologies, Inc.*	1,879
124	Deltic Timber Corp.	7,702
823	Ferro Corp.*	10,123
603	Flotek Industries, Inc.*	11,795
275	FutureFuel Corp.	2,772

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
733	Globe Specialty Metals, Inc.	$10,071
347	Greif, Inc., Class A	10,160
568	H.B. Fuller Co.	20,584
30	Handy & Harman Ltd.*	757
120	Hawkins, Inc.	4,566
140	Haynes International, Inc.	5,351
831	Headwaters, Inc.*	16,770
4,176	Hecla Mining Co.	8,603
639	Horsehead Holding Corp.*	5,227
222	Innophos Holdings, Inc.	10,672
273	Innospec, Inc.	13,404
633	Intrepid Potash, Inc.*	5,007
193	Kaiser Aluminum Corp.	16,131
960	KapStone Paper and Packaging Corp.	20,918
109	KMG Chemicals, Inc.	2,202
232	Koppers Holdings, Inc.	4,826
353	Kraton Performance Polymers, Inc.*	7,452
236	Kronos Worldwide, Inc.	1,749
1,606	Louisiana-Pacific Corp.*	26,403
222	LSB Industries, Inc.*	5,308
227	Materion Corp.	7,028
392	Minerals Technologies, Inc.	21,086
275	Myers Industries, Inc.	3,921
189	Neenah Paper, Inc.	10,909
874	Olin Corp.	17,445
103	Olympic Steel, Inc.	1,334
342	OM Group, Inc.	11,457
528	OMNOVA Solutions, Inc.*	3,321
488	P. H. Glatfelter Co.	8,813
1,006	PolyOne Corp.	32,665
150	Quaker Chemical Corp.	11,904
458	Rayonier Advanced Materials, Inc.	3,124
264	Rentech, Inc.*	1,852
123	Ryerson Holding Corp.*	937
299	Schnitzer Steel Industries, Inc., Class A	5,176
344	Schweitzer-Mauduit International, Inc.	12,153
494	Senomyx, Inc.*	3,290
527	Sensient Technologies Corp.	34,334
217	Stepan Co.	9,771
1,361	Stillwater Mining Co.*	12,998
288	Summit Materials, Inc., Class A*	6,756
735	SunCoke Energy, Inc.	8,438
450	TimkenSteel Corp.	8,041
228	Trecora Resources*	2,946
283	Tredegar Corp.	4,101
129	Trinseo S.A.*	3,759
717	Tronox Ltd., Class A	5,772
22	United States Lime & Minerals, Inc.	1,083
164	US Concrete, Inc.*	8,492
215	Valhi, Inc.	606
462	Wausau Paper Corp.	3,599
541	Worthington Industries, Inc.	13,844
		733,755
	Telecommunication Services — 0.2%

994	8x8, Inc.*	7,684
116	Atlantic Tele-Network, Inc.	8,288
413	Boingo Wireless, Inc.*	3,118
2,364	Cincinnati Bell, Inc.*	8,108
519	Cogent Communications Holdings, Inc.	14,413
569	Consolidated Communications Holdings, Inc.	11,101
235	FairPoint Communications, Inc.*	3,845
394	General Communication, Inc., Class A*	6,639
5,368	Globalstar, Inc.*	9,448
121	Hawaiian Telcom Holdco, Inc.*	2,663
189	IDT Corp., Class B	2,952
693	inContact, Inc.*	5,232
378	Inteliquent, Inc.	6,925
317	Intelsat S.A.*	3,065
926	Iridium Communications, Inc.*	6,899
257	Lumos Networks Corp.	3,017
196	NTELOS Holdings Corp.*	1,797
674	ORBCOMM, Inc.*	4,105
146	Pacific DataVision, Inc.*	4,668
524	Premiere Global Services, Inc.*	5,649
273	Shenandoah Telecommunications Co.	10,562
245	Spok Holdings, Inc.	4,045
105	Straight Path Communications, Inc., Class B*	2,389
2,093	Vonage Holdings Corp.*	11,616
1,137	Windstream Holdings, Inc.	8,175
		156,403
	Utilities — 0.9%

553	Abengoa Yield PLC	12,586
550	ALLETE, Inc.	26,279
426	American States Water Co.	16,081
88	Artesian Resources Corp., Class A	1,935
1,374	Atlantic Power Corp.	3,229
702	Avista Corp.	22,036
505	Black Hills Corp.	20,089
540	California Water Service Group	11,140
172	Chesapeake Utilities Corp.	8,474
682	Cleco Corp.	36,542
126	Connecticut Water Service, Inc.	4,378
166	Consolidated Water Co., Ltd.	1,765
1,445	Dynegy, Inc.*	37,209
455	El Paso Electric Co.	16,107
492	Empire District Electric Co. (The)	10,652
141	Genie Energy Ltd., Class B*	1,509
568	IDACORP, Inc.	33,722
488	Laclede Group, Inc. (The)	25,835
391	MGE Energy, Inc.	15,038
182	Middlesex Water Co.	4,142
965	New Jersey Resources Corp.	27,281
308	Northwest Natural Gas Co.	13,546
530	NorthWestern Corp.	27,369
389	NRG Yield, Inc., Class A	6,119
708	NRG Yield, Inc., Class C	11,370
593	ONE Gas, Inc.	25,481
419	Ormat Technologies, Inc.	14,749
423	Otter Tail Corp.	10,918
629	Pattern Energy Group, Inc.	14,259
888	Piedmont Natural Gas Co., Inc.	34,259
898	PNM Resources, Inc.	22,998
1,001	Portland General Electric Co.	34,575
179	SJW Corp.	5,144
771	South Jersey Industries, Inc.	18,581
528	Southwest Gas Corp.	29,088
34	Spark Energy, Inc., Class A	527
941	Talen Energy Corp.*	13,409
638	UIL Holdings Corp.	29,048

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
157	Unitil Corp.	$5,654
233	Vivint Solar, Inc.*	2,899
561	WGL Holdings, Inc.	30,406
145	York Water Co. (The)	3,078
		689,506
	Total Common Stocks (Cost $20,518,748)	19,569,349

No. of Rights
	Rights — 0.0%‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	6,214
3,034	Leap Wireless International, Inc.*^(c)	7,645
363	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	$—
	Total Rights (Cost $—)	13,859

No. of Warrants
Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a)(b) — 4.2%
$3,073,290	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,073,301	3,073,290
	Total Repurchase Agreements (Cost $3,073,290)	3,073,290

	Total Investment Securities (Cost $23,592,038) — 31.1%	22,656,498
	Other assets less liabilities — 68.9%	50,277,271
	Net Assets — 100.0%	$72,933,769

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $13,859 or 0.02% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $14,039,954.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	Security has been deemed illiquid at August 31, 2015.

:
REIT	—	Real Estate Investment Trust

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$524,890
Aggregate gross unrealized depreciation	(2,330,846)
Net unrealized depreciation	$(1,805,956)
Federal income tax cost of investments	$24,462,454

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	117	09/18/15	$13,539,240	$137,363

Cash collateral in the amount of $596,700 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$865,902	01/06/16	Bank of America, N.A.	(0.11)%	Russell 2000® Index	$19,041,870
10,258,615	04/06/16	Citibank, N.A.	(0.05)%	Russell 2000® Index	1,830,245
2,735,018	11/06/15	Credit Suisse International	(0.06)%	Russell 2000® Index	(48,649)
5,543,768	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Index	1,252,731
65,467,744	11/07/16	Deutsche Bank AG	(0.25)%	iShares® Russell 2000 ETF	2,651,051
341,472	12/07/15	Goldman Sachs International	(0.45)%	iShares® Russell 2000 ETF	236,550
4,178,510	02/08/16	Goldman Sachs International	0.05%	Russell 2000® Index	582,674
5,765,333	01/06/16	Morgan Stanley & Co. International PLC	(0.06)%	Russell 2000® Index	4,184,461
6,674,441	11/07/16	Morgan Stanley & Co. International PLC	(0.31)%	iShares® Russell 2000 ETF	6,029,186
77,164,377	11/06/15	Societe Generale	0.19%	Russell 2000® Index	10,744,007
6,690,376	11/07/16	UBS AG	0.04%	Russell 2000® Index	2,138,074
$185,685,556					$48,642,200

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 70.5%
	Chemicals — 57.2%

13,107	Air Products & Chemicals, Inc.	$1,828,820
4,609	Airgas, Inc.	444,861
7,603	Albemarle Corp.	343,732
4,216	Ashland, Inc.	442,553
4,760	Axiall Corp.	120,238
4,304	Cabot Corp.	145,776
10,392	Celanese Corp.	630,171
15,959	CF Industries Holdings, Inc.	915,727
12,277	Chemours Co. (The)	118,719
4,555	Chemtura Corp.*	123,896
4,842	Cytec Industries, Inc.	359,276
73,488	Dow Chemical Co. (The)	3,215,835
61,386	E.I. du Pont de Nemours & Co.	3,161,380
10,102	Eastman Chemical Co.	731,991
18,173	Ecolab, Inc.	1,983,401
9,055	FMC Corp.	383,117
3,425	H.B. Fuller Co.	124,122
13,811	Huntsman Corp.	228,296
5,485	International Flavors & Fragrances, Inc.	600,882
26,639	LyondellBasell Industries N.V., Class A	2,274,438
2,355	Minerals Technologies, Inc.	126,675
32,285	Monsanto Co.	3,152,630
21,046	Mosaic Co. (The)	859,308
717	NewMarket Corp.	274,783
5,256	Olin Corp.	104,910
8,906	Platform Specialty Products Corp.*	170,461
6,048	PolyOne Corp.	196,379
18,435	PPG Industries, Inc.	1,756,671
19,551	Praxair, Inc.	2,067,518
9,034	RPM International, Inc.	396,141
3,032	Scotts Miracle-Gro Co. (The), Class A	188,560
3,169	Sensient Technologies Corp.	206,460
8,099	Sigma-Aldrich Corp.	1,129,082
2,793	Westlake Chemical Corp.	154,257
4,934	WR Grace & Co.*	488,170
		29,449,236
	Metals & Mining — 9.6%

88,806	Alcoa, Inc.	839,217
7,406	Allegheny Technologies, Inc.	143,010
3,418	Carpenter Technology Corp.	133,302
10,394	Cliffs Natural Resources, Inc.	41,264
7,848	Commercial Metals Co.	123,214
2,283	Compass Minerals International, Inc.	184,923
70,527	Freeport-McMoRan, Inc.	750,407
35,862	Newmont Mining Corp.	612,164
21,641	Nucor Corp.	936,839
5,038	Reliance Steel & Aluminum Co.	292,809
4,421	Royal Gold, Inc.	212,738
16,397	Steel Dynamics, Inc.	319,414
8,184	Stillwater Mining Co.*	78,157
2,550	TimkenSteel Corp.	45,568
9,879	United States Steel Corp.	161,818
3,280	Worthington Industries, Inc.	83,935
		4,958,779
	Oil, Gas & Consumable Fuels — 0.6%

15,517	CONSOL Energy, Inc.	236,324
18,837	Peabody Energy Corp.	50,860
		287,184
	Paper & Forest Products — 3.1%

4,341	Domtar Corp.	174,552
28,675	International Paper Co.	1,237,039
5,744	KapStone Paper and Packaging Corp.	125,162
6,435	Resolute Forest Products, Inc.*	64,929
		1,601,682
	Total Common Stocks (Cost $45,966,063)	36,296,881

Principal Amount
	Repurchase Agreements (a)(b) — 22.6%
$11,620,572	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $11,620,614	11,620,572
	Total Repurchase Agreements (Cost $11,620,572)	11,620,572

	Total Investment Securities (Cost $57,586,635) — 93.1%	47,917,453
	Other assets less liabilities — 6.9%	3,568,963
	Net Assets — 100.0%	$51,486,416

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $31,875,522.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,917
Aggregate gross unrealized depreciation	(10,088,704)
Net unrealized depreciation	$(9,689,787)
Federal income tax cost of investments	$57,607,240

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$4,975,492	01/06/16	Bank of America, N.A.	0.49%	Dow Jones U.S. Basic MaterialsSM Index	$(770,989)
11,764,311	11/06/15	Bank of America, N.A.	0.03%	iShares® U.S. Basic Materials ETF	(661,377)
24,785,306	11/07/16	Citibank, N.A.	0.45%	Dow Jones U.S. Basic MaterialsSM Index	(4,472,866)
8,513,895	01/06/16	Credit Suisse International	0.49%	Dow Jones U.S. Basic MaterialsSM Index	(448,050)
2,670,562	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Basic Materials ETF	992,838
3,918,656	11/06/15	Deutsche Bank AG	0.45%	Dow Jones U.S. Basic MaterialsSM Index	4,199,339
283,224	12/07/15	Goldman Sachs International	0.65%	Dow Jones U.S. Basic MaterialsSM Index	(48,645)
1,186,023	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Basic Materials ETF	39,827
599,450	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Basic MaterialsSM Index	(548,592)
1,547,235	11/07/16	Morgan Stanley & Co. International PLC	0.04%	iShares® U.S. Basic Materials ETF	(261,541)
4,457,770	11/06/15	Societe Generale	0.59%	Dow Jones U.S. Basic MaterialsSM Index	5,082,109
2,205,463	11/07/16	UBS AG	0.49%	Dow Jones U.S. Basic MaterialsSM Index	(263,420)
$66,907,387					$2,838,633

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 62.0%
	Biotechnology — 49.1%

80,552	ACADIA Pharmaceuticals, Inc.*	$2,950,620
26,352	Acceleron Pharma, Inc.*	763,681
109,540	Achillion Pharmaceuticals, Inc.*	809,501
34,367	Acorda Therapeutics, Inc.*	1,098,713
22,948	Aegerion Pharmaceuticals, Inc.*	405,950
29,955	Agios Pharmaceuticals, Inc.*	2,588,112
23,160	Akebia Therapeutics, Inc.*	161,194
34,622	Alder Biopharmaceuticals, Inc.*	1,341,603
153,165	Alexion Pharmaceuticals, Inc.*	26,373,481
119,371	Alkermes PLC*	7,109,737
67,691	Alnylam Pharmaceuticals, Inc.*	6,966,081
27,369	AMAG Pharmaceuticals, Inc.*	1,711,657
283,862	Amgen, Inc.	43,084,574
94,876	Amicus Therapeutics, Inc.*	1,364,317
35,139	Anacor Pharmaceuticals, Inc.*	4,582,477
194,392	Arena Pharmaceuticals, Inc.*	526,802
151,441	ARIAD Pharmaceuticals, Inc.*	1,429,603
113,293	Array BioPharma, Inc.*	668,429
20,504	Avalanche Biotechnologies, Inc.*	214,472
58,244	BioCryst Pharmaceuticals, Inc.*	677,960
111,731	Biogen, Inc.*	33,217,626
128,774	BioMarin Pharmaceutical, Inc.*	16,642,752
29,126	Bluebird Bio, Inc.*	3,875,797
21,818	Cara Therapeutics, Inc.*	413,669
387,593	Celgene Corp.*	45,766,981
19,202	Celladon Corp.*	21,506
79,094	Celldex Therapeutics, Inc.*	1,173,755
35,092	ChemoCentryx, Inc.*	230,905
36,814	Chimerix, Inc.*	1,801,677
30,615	Clovis Oncology, Inc.*	2,383,684
17,445	Concert Pharmaceuticals, Inc.*	271,793
116,997	Dyax Corp.*	2,693,271
15,011	Enanta Pharmaceuticals, Inc.*	586,029
33,093	Epizyme, Inc.*	661,860
177,516	Exelixis, Inc.*	1,056,220
20,608	Five Prime Therapeutics, Inc.*	392,995
27,520	Foundation Medicine, Inc.*	647,821
25,912	Genomic Health, Inc.*	713,098
126,966	Geron Corp.*	384,707
395,084	Gilead Sciences, Inc.	41,511,476
65,267	Grifols S.A. (ADR)	1,976,937
102,208	Halozyme Therapeutics, Inc.*	1,784,552
69,220	ImmunoGen, Inc.*	931,701
75,065	Immunomedics, Inc.*	162,140
143,796	Incyte Corp.*	16,707,657
39,388	Infinity Pharmaceuticals, Inc.*	347,402
57,673	Inovio Pharmaceuticals, Inc.*	431,971
49,395	Insmed, Inc.*	1,207,214
57,365	Insys Therapeutics, Inc.*	1,859,773
19,333	Intercept Pharmaceuticals, Inc.*	3,668,630
101,150	Ironwood Pharmaceuticals, Inc.*	1,112,650
96,147	Isis Pharmaceuticals, Inc.*	4,824,656
28,667	Karyopharm Therapeutics, Inc.*	397,325
34,584	Kite Pharma, Inc.*	1,838,831
20,728	KYTHERA Biopharmaceuticals, Inc.*	1,548,796
83,217	Lexicon Pharmaceuticals, Inc.*	993,611
15,795	Ligand Pharmaceuticals, Inc.*	1,452,192
27,024	MacroGenics, Inc.*	712,082
328,948	MannKind Corp.*	1,246,713
63,203	Medivation, Inc.*	5,565,656
88,366	Merrimack Pharmaceuticals, Inc.*	891,613
54,721	Momenta Pharmaceuticals, Inc.*	1,067,607
55,779	Myriad Genetics, Inc.*	2,095,059
68,602	Neurocrine Biosciences, Inc.*	3,181,761
22,967	NewLink Genetics Corp.*	1,031,448
215,265	Novavax, Inc.*	2,318,404
24,109	OncoMed Pharmaceuticals, Inc.*	472,295
27,547	Ophthotech Corp.*	1,212,894
100,570	Orexigen Therapeutics, Inc.*	278,579
27,620	Osiris Therapeutics, Inc.*	497,160
131,790	PDL BioPharma, Inc.	744,614
41,803	Portola Pharmaceuticals, Inc.*	1,971,430
55,935	Progenics Pharmaceuticals, Inc.*	410,004
25,127	Prothena Corp. PLC*	1,445,556
27,185	PTC Therapeutics, Inc.*	1,038,195
41,165	QLT, Inc.*	140,784
34,363	Radius Health, Inc.*	2,091,332
64,638	Raptor Pharmaceutical Corp.*	784,059
77,875	Regeneron Pharmaceuticals, Inc.*	39,988,813
40,974	Regulus Therapeutics, Inc.*	341,313
26,386	Repligen Corp.*	899,235
28,078	Retrophin, Inc.*	769,899
22,782	Sage Therapeutics, Inc.*	1,230,456
55,885	Sangamo BioSciences, Inc.*	422,491
33,304	Sarepta Therapeutics, Inc.*	1,188,953
100,302	Seattle Genetics, Inc.*	4,039,162
44,823	Sinovac Biotech Ltd.*	232,631
53,806	Spectrum Pharmaceuticals, Inc.*	391,170
90,326	Synergy Pharmaceuticals, Inc.*	632,282
107,959	Synta Pharmaceuticals Corp.*	215,918
28,836	Ultragenyx Pharmaceutical, Inc.*	3,218,674
37,122	United Therapeutics Corp.*	5,591,316
33,571	Vanda Pharmaceuticals, Inc.*	395,802
29,344	Verastem, Inc.*	178,705
23,506	Versartis, Inc.*	304,873
172,876	Vertex Pharmaceuticals, Inc.*	22,045,148
94,622	XOMA Corp.*	78,621
21,599	Zafgen, Inc.*	788,796
		412,674,127
	Health Care Equipment & Supplies — 0.1%

76,597	Cerus Corp.*	379,921

	Life Sciences Tools & Services — 3.7%

62,102	Affymetrix, Inc.*	579,412
26,599	Albany Molecular Research, Inc.*	530,384
29,840	Bio-Techne Corp.	2,819,283
40,455	Compugen Ltd.*	199,039
107,620	Illumina, Inc.*	21,266,788
34,554	Luminex Corp.*	629,574
59,888	Pacific Biosciences of California, Inc.*	298,242
186,920	QIAGEN N.V.*	4,901,043
94,848	Sequenom, Inc.*	203,923
		31,427,688
	Pharmaceuticals — 9.1%

35,608	AcelRx Pharmaceuticals, Inc.*	152,402
20,419	Aerie Pharmaceuticals, Inc.*	322,824
91,905	Akorn, Inc.*	3,656,900
35,657	Alimera Sciences, Inc.*	119,094
35,920	Amphastar Pharmaceuticals, Inc.*	462,290
9,168	ANI Pharmaceuticals, Inc.*	447,123
28,037	Aratana Therapeutics, Inc.*	495,133
35,009	Cempra, Inc.*	1,204,310
48,159	Depomed, Inc.*	1,296,922
167,199	Endo International PLC*	12,874,323
33,675	Endocyte, Inc.*	177,467
31,531	Flamel Technologies S.A. (ADR)*	698,412
12,043	GW Pharmaceuticals PLC (ADR)*	1,280,773
124,084	Horizon Pharma PLC*	3,625,734
57,588	Impax Laboratories, Inc.*	2,358,804
49,045	Jazz Pharmaceuticals PLC*	8,279,777
53,192	Medicines Co. (The)*	2,180,872
305,357	Mylan N.V.*	15,142,654
105,635	Nektar Therapeutics*	1,167,267

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 62.0% (continued)
30,384	Omeros Corp.*	$428,111
29,270	Pacira Pharmaceuticals, Inc.*	1,684,488
48,825	Pernix Therapeutics Holdings, Inc.*	235,337
26,000	POZEN, Inc.*	226,980
33,302	Relypsa, Inc.*	764,614
19,233	Revance Therapeutics, Inc.*	581,991
25,772	Sagent Pharmaceuticals, Inc.*	514,925
39,837	SciClone Pharmaceuticals, Inc.*	313,119
39,774	Shire PLC (ADR)	9,227,568
36,266	Sucampo Pharmaceuticals, Inc., Class A*	974,105
38,360	Supernus Pharmaceuticals, Inc.*	696,234
29,018	Tetraphase Pharmaceuticals, Inc.*	1,259,671
27,148	Theravance Biopharma, Inc.*	395,275
93,865	Theravance, Inc.	1,305,662
83,379	VIVUS, Inc.*	94,218
50,418	XenoPort, Inc.*	340,322
20,074	ZS Pharma, Inc.*	1,026,986
		76,012,687
	Total Common Stocks (Cost $522,032,761)	520,494,423

Principal Amount
	Repurchase Agreements (a)(b) — 2.4%
$20,564,072	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $20,564,145	20,564,072
	Total Repurchase Agreements (Cost $20,564,072)	20,564,072

	Total Investment Securities (Cost $542,596,833) — 64.4%	541,058,495
	Other assets less liabilities — 35.6%	298,997,680
	Net Assets — 100.0%	$840,056,175

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $146,618,395.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                                        American Depositary Receipt

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,647,235
Aggregate gross unrealized depreciation	(33,454,133)
Net unrealized depreciation	$(1,806,898)
Federal income tax cost of investments	$542,865,393

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$82,254,884	11/06/15	Bank of America, N.A.	0.34%	NASDAQ Biotechnology Index®	$15,752,927
89,463,158	11/06/15	Bank of America, N.A.	(0.19)%	iShares® Nasdaq Biotechnology ETF	7,094,417
37,181,423	02/08/16	Citibank, N.A.	0.30%	NASDAQ Biotechnology Index®	18,045,834
91,871,311	01/06/17	Credit Suisse International	0.39%	NASDAQ Biotechnology Index®	79,072,283
16,219,706	11/06/15	Deutsche Bank AG	0.25%	NASDAQ Biotechnology Index®	8,752,412
74,736,017	01/06/16	Deutsche Bank AG	(0.35)%	iShares® Nasdaq Biotechnology ETF	39,969,010
13,774,378	11/07/16	Goldman Sachs International	0.65%	NASDAQ Biotechnology Index®	93,234
46,104,547	04/06/16	Morgan Stanley & Co. International PLC	0.29%	NASDAQ Biotechnology Index®	26,635,251
187,047,655	11/07/16	Morgan Stanley & Co. International PLC	(0.21)%	iShares® Nasdaq Biotechnology ETF	9,365,620
456,864,589	07/06/17	Societe Generale	0.09%	NASDAQ Biotechnology Index®	22,991,437
64,164,116	11/06/15	UBS AG	0.19%	NASDAQ Biotechnology Index®	63,118,139
$1,159,681,784					$290,890,564

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 68.8%
	Auto Components — 3.4%

632	Autoliv, Inc.	$64,559
1,625	BorgWarner, Inc.	70,915
392	Cooper Tire & Rubber Co.	15,131
1,171	Dana Holding Corp.	20,539
2,073	Delphi Automotive PLC	156,553
2,112	Gentex Corp.	32,736
1,937	Goodyear Tire & Rubber Co. (The)	57,665
4,702	Johnson Controls, Inc.	193,440
558	Lear Corp.	57,357
441	Tenneco, Inc.*	20,749
320	Visteon Corp.*	31,891
		721,535
	Automobiles — 4.6%

28,545	Ford Motor Co.	395,919
9,694	General Motors Co.	285,391
1,501	Harley-Davidson, Inc.	84,131
699	Tesla Motors, Inc.*	174,093
327	Thor Industries, Inc.	17,848
		957,382
	Beverages — 13.1%

1,119	Brown-Forman Corp., Class B	109,774
28,168	Coca-Cola Co. (The)	1,107,566
1,539	Coca-Cola Enterprises, Inc.	79,243
1,217	Constellation Brands, Inc., Class A	155,776
1,377	Dr. Pepper Snapple Group, Inc.	105,657
1,146	Molson Coors Brewing Co., Class B	78,031
1,056	Monster Beverage Corp.*	146,214
10,599	PepsiCo, Inc.	984,965
		2,767,226
	Commercial Services & Supplies — 0.1%

428	Herman Miller, Inc.	11,603
319	HNI Corp.	14,910
		26,513
	Distributors — 0.9%

1,093	Genuine Parts Co.	91,255
2,184	LKQ Corp.*	65,498
313	Pool Corp.	21,810
		178,563
	Diversified Financial Services — 0.2%

2,264	Leucadia National Corp.	48,585

	Food Products — 11.7%

4,455	Archer-Daniels-Midland Co.	200,430
416	B&G Foods, Inc.	12,642
1,031	Bunge Ltd.	74,696
1,276	Campbell Soup Co.	61,235
3,066	ConAgra Foods, Inc.	127,791
1,186	Darling Ingredients, Inc.*	15,228
678	Dean Foods Co.	11,160
1,327	Flowers Foods, Inc.	30,800
4,280	General Mills, Inc.	242,933
737	Hain Celestial Group, Inc. (The)*	44,854
1,054	Hershey Co. (The)	94,354
968	Hormel Foods Corp.	59,145
514	Ingredion, Inc.	44,379
696	J.M. Smucker Co. (The)	81,933
1,799	Kellogg Co.	119,238
829	Keurig Green Mountain, Inc.	46,921
4,253	Kraft Heinz Co. (The)	309,023
139	Lancaster Colony Corp.	13,181
918	McCormick & Co., Inc. (Non-Voting)	72,779
1,454	Mead Johnson Nutrition Co.	113,906
11,680	Mondelez International, Inc., Class A	494,765
436	Post Holdings, Inc.*	28,462
308	TreeHouse Foods, Inc.*	24,446
2,095	Tyson Foods, Inc., Class A	88,577
1,257	WhiteWave Foods Co. (The)*	57,998
		2,470,876
	Household Durables — 3.7%

2,396	D.R. Horton, Inc.	72,766
511	Harman International Industries, Inc.	49,945
1,393	Jarden Corp.*	71,517
989	Leggett & Platt, Inc.	43,931
1,282	Lennar Corp., Class A	65,254
446	Mohawk Industries, Inc.*	87,849
1,929	Newell Rubbermaid, Inc.	81,269
28	NVR, Inc.*	42,559
2,356	PulteGroup, Inc.	48,746
336	Ryland Group, Inc. (The)	14,529
438	Tempur Sealy International, Inc.*	31,983
1,151	Toll Brothers, Inc.*	42,552
277	TopBuild Corp.*	8,786
358	Tupperware Brands Corp.	18,340
565	Whirlpool Corp.	94,976
		775,002
	Household Products — 10.7%

940	Church & Dwight Co., Inc.	81,103
942	Clorox Co. (The)	104,722
6,106	Colgate-Palmolive Co.	383,518
447	Energizer Holdings, Inc.	18,667
2,614	Kimberly-Clark Corp.	278,470
19,481	Procter & Gamble Co. (The)	1,376,722
		2,243,202
	Leisure Products — 1.1%

666	Brunswick Corp.	33,107
804	Hasbro, Inc.	59,970
2,429	Mattel, Inc.	56,912
439	Polaris Industries, Inc.	57,013
457	Vista Outdoor, Inc.*	21,369
		228,371
	Machinery — 1.3%

412	Middleby Corp. (The)*	44,723
419	Snap-on, Inc.	66,944
1,104	Stanley Black & Decker, Inc.	112,078
392	WABCO Holdings, Inc.*	45,205
		268,950
	Personal Products — 1.1%

3,124	Avon Products, Inc.	16,214
447	Edgewell Personal Care Co.	39,363
1,603	Estee Lauder Cos., Inc. (The), Class A	127,871
491	Herbalife Ltd.*	28,267
425	Nu Skin Enterprises, Inc., Class A	19,414
		231,129
	Software — 1.3%

3,598	Activision Blizzard, Inc.	103,011
2,233	Electronic Arts, Inc.*	147,713
608	Take-Two Interactive Software, Inc.*	17,711

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 68.8% (continued)
697	TiVo, Inc.*	$6,342
		274,777
	Textiles, Apparel & Luxury Goods — 6.6%

377	Carter’s, Inc.	37,063
1,984	Coach, Inc.	60,016
239	Deckers Outdoor Corp.*	15,389
308	Fossil Group, Inc.*	18,967
2,884	Hanesbrands, Inc.	86,837
343	Iconix Brand Group, Inc.*	4,764
917	Kate Spade & Co.*	17,386
751	lululemon athletica, Inc.*	48,072
1,427	Michael Kors Holdings Ltd.*	62,017
5,000	NIKE, Inc., Class B	558,750
594	PVH Corp.	70,674
434	Ralph Lauren Corp.	48,257
295	Skechers U.S.A., Inc., Class A*	41,518
401	Steven Madden Ltd.*	16,385
1,207	Under Armour, Inc., Class A*	115,305
2,441	VF Corp.	176,802
741	Wolverine World Wide, Inc.	19,970
		1,398,172
	Tobacco — 9.0%

14,121	Altria Group, Inc.	756,603
11,124	Philip Morris International, Inc.	887,695
2,985	Reynolds American, Inc.	249,994
		1,894,292
	Total Common Stocks (Cost $15,822,021)	14,484,575

Principal Amount
	Repurchase Agreements (a)(b) — 11.5%
$2,427,603	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,427,612	2,427,603
	Total Repurchase Agreements (Cost $2,427,603)	2,427,603

	Total Investment Securities (Cost $18,249,624) — 80.3%	16,912,178
	Other assets less liabilities — 19.7%	4,139,234
	Net Assets — 100.0%	$21,051,412

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $4,221,174.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,772
Aggregate gross unrealized depreciation	(1,502,442)
Net unrealized depreciation	$(1,459,670)
Federal income tax cost of investments	$18,371,848

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$3,005,066	11/06/15	Bank of America, N.A.	0.54%	Dow Jones U.S. Consumer GoodsSM Index	$174,071
5,121,069	03/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Consumer Goods ETF	189,229
630,595	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. Consumer GoodsSM Index	448,434
676,773	11/07/16	Credit Suisse International	0.49%	Dow Jones U.S. Consumer GoodsSM Index	107,326
1,354,648	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Consumer GoodsSM Index	364,518
1,358,722	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. Consumer GoodsSM Index	535,043
1,770,387	01/06/16	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Consumer GoodsSM Index	1,004,133
2,157,649	01/06/17	Morgan Stanley & Co. International PLC	(0.36)%	iShares® U.S. Consumer Goods ETF	93,724
1,652,243	11/06/15	Societe Generale	0.59%	Dow Jones U.S. Consumer GoodsSM Index	621,439
9,984,089	01/06/17	UBS AG	0.54%	Dow Jones U.S. Consumer GoodsSM Index	441,907
$27,711,241					$3,979,824

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.7%
	Airlines — 3.2%

968	Alaska Air Group, Inc.	$72,465
5,172	American Airlines Group, Inc.	201,605
6,131	Delta Air Lines, Inc.	268,415
1,964	JetBlue Airways Corp.*	43,837
4,989	Southwest Airlines Co.	183,096
545	Spirit Airlines, Inc.*	27,931
2,852	United Continental Holdings, Inc.*	162,478
		959,827
	Commercial Services & Supplies — 0.3%

850	Copart, Inc.*	29,767
1,058	KAR Auction Services, Inc.	39,188
718	Rollins, Inc.	20,047
		89,002
	Diversified Consumer Services — 0.6%

720	Apollo Education Group, Inc.*	7,999
428	DeVry Education Group, Inc.	11,197
33	Graham Holdings Co., Class B	21,831
351	Grand Canyon Education, Inc.*	12,973
2,055	H&R Block, Inc.	69,911
1,509	Service Corp. International	44,742
462	Sotheby’s	16,267
		184,920
	Electronic Equipment, Instruments & Components — 0.0%‡

328	Dolby Laboratories, Inc., Class A	10,680

	Food & Staples Retailing — 11.0%

289	Casey’s General Stores, Inc.	30,594
3,281	Costco Wholesale Corp.	459,504
8,423	CVS Health Corp.	862,515
7,319	Kroger Co. (The)	252,506
6,865	Rite Aid Corp.*	56,636
1,076	Sprouts Farmers Market, Inc.*	21,918
4,432	Sysco Corp.	176,704
374	United Natural Foods, Inc.*	18,008
6,514	Walgreens Boots Alliance, Inc.	563,787
11,780	Wal-Mart Stores, Inc.	762,519
2,675	Whole Foods Market, Inc.	87,633
		3,292,324
	Health Care Providers & Services — 2.5%

1,558	AmerisourceBergen Corp.	155,862
2,470	Cardinal Health, Inc.	203,207
127	Chemed Corp.	17,316
1,729	McKesson Corp.	341,616
613	VCA, Inc.*	33,948
		751,949
	Hotels, Restaurants & Leisure — 10.2%

456	Brinker International, Inc.	24,227
142	Buffalo Wild Wings, Inc.*	26,935
3,367	Carnival Corp.	165,757
339	Cheesecake Factory, Inc. (The)	18,398
232	Chipotle Mexican Grill, Inc.*	164,722
258	Choice Hotels International, Inc.	13,158
179	Cracker Barrel Old Country Store, Inc.	25,808
939	Darden Restaurants, Inc.	63,861
412	Domino’s Pizza, Inc.	43,647
718	Dunkin’ Brands Group, Inc.	36,015
3,907	Hilton Worldwide Holdings, Inc.	97,011
412	Hyatt Hotels Corp., Class A*	21,107
279	Jack in the Box, Inc.	21,812
2,741	Las Vegas Sands Corp.	126,716
1,539	Marriott International, Inc., Class A	108,746
206	Marriott Vacations Worldwide Corp.	14,628
7,155	McDonald’s Corp.	679,868
3,068	MGM Resorts International*	62,679
1,183	Norwegian Cruise Line Holdings Ltd.*	68,141
189	Panera Bread Co., Class A*	33,699
1,231	Royal Caribbean Cruises Ltd.	108,525
666	Six Flags Entertainment Corp.	29,950
11,201	Starbucks Corp.	612,807
1,276	Starwood Hotels & Resorts Worldwide, Inc.	91,196
271	Vail Resorts, Inc.	29,244
1,726	Wendy’s Co. (The)	15,724
896	Wyndham Worldwide Corp.	68,526
609	Wynn Resorts Ltd.	45,705
3,228	Yum! Brands, Inc.	257,498
		3,076,110
	Internet & Catalog Retail — 8.8%

2,851	Amazon.com, Inc.*	1,462,248
744	Expedia, Inc.	85,553
3,182	Groupon, Inc.*	14,319
243	HSN, Inc.	14,777
3,281	Liberty Interactive Corp. QVC Group, Class A*	88,718
525	Liberty TripAdvisor Holdings, Inc., Class A*	13,319
994	Liberty Ventures*	39,492
3,168	Netflix, Inc.*	364,415
387	Priceline Group, Inc. (The)*	483,224
282	Shutterfly, Inc.*	10,958
836	TripAdvisor, Inc.*	58,436
		2,635,459
	Internet Software & Services — 0.0%‡

475	Yelp, Inc.*	11,533

	IT Services — 0.0%‡
584	Acxiom Corp.*	12,241

	Media — 17.1%

442	AMC Networks, Inc., Class A*	31,992
33	Cable One, Inc.*	13,706
1,646	Cablevision Systems Corp., Class A	41,430
3,380	CBS Corp. (Non-Voting), Class B	152,911
619	Charter Communications, Inc., Class A*	112,417
784	Cinemark Holdings, Inc.	27,871
18,764	Comcast Corp., Class A	1,056,976
1,113	Discovery Communications, Inc., Class A*	29,606
1,949	Discovery Communications, Inc., Class C*	49,427
1,583	DISH Network Corp., Class A*	93,824
545	DreamWorks Animation SKG, Inc., Class A*	10,867
847	Gannett Co., Inc.*	11,104
3,083	Interpublic Group of Cos., Inc. (The)	58,207
346	John Wiley & Sons, Inc., Class A	17,840
185	Liberty Broadband Corp., Class A*	10,077
484	Liberty Broadband Corp., Class C*	25,908
4,419	Liberty Global PLC*	198,281
93	Liberty Global PLC LiLAC, Class A*	3,196
220	Liberty Global PLC LiLAC, Class C*	7,315
1,876	Liberty Global PLC, Class A*	90,273
741	Liberty Media Corp.*	27,602
1,470	Liberty Media Corp., Class C*	53,243
717	Lions Gate Entertainment Corp.	26,307
1,089	Live Nation Entertainment, Inc.*	26,811
441	Madison Square Garden Co. (The), Class A*	31,064
273	Meredith Corp.	12,891
979	New York Times Co. (The), Class A	11,905

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 71.7% (continued)
3,738	News Corp., Class A*	$50,949
1,824	Omnicom Group, Inc.	122,171
595	Regal Entertainment Group, Class A	11,317
709	Scripps Networks Interactive, Inc., Class A	37,641
527	Sinclair Broadcast Group, Inc., Class A	14,113
19,202	Sirius XM Holdings, Inc.*	73,256
631	Starz, Class A*	23,732
1,693	TEGNA, Inc.	40,276
2,110	Time Warner Cable, Inc.	392,502
6,156	Time Warner, Inc.	437,692
818	Time, Inc.	16,990
708	Tribune Media Co., Class A	28,278
13,209	Twenty-First Century Fox, Inc., Class A	361,794
2,667	Viacom, Inc., Class B	108,734
11,653	Walt Disney Co. (The)	1,187,208
		5,139,704
	Multiline Retail — 3.4%

403	Big Lots, Inc.	19,340
184	Dillard’s, Inc., Class A	17,022
2,218	Dollar General Corp.	165,219
1,661	Dollar Tree, Inc.*	126,668
2,280	J.C. Penney Co., Inc.*	20,771
1,477	Kohl’s Corp.	75,371
2,511	Macy’s, Inc.	147,170
1,053	Nordstrom, Inc.	76,742
374	Sears Holdings Corp.*	9,978
4,766	Target Corp.	370,366
		1,028,647
	Professional Services — 0.7%

269	Dun & Bradstreet Corp. (The)	28,506
513	IHS, Inc., Class A*	59,518
2,755	Nielsen Holdings PLC	124,609
		212,633
	Road & Rail — 0.3%

793	Avis Budget Group, Inc.*	34,995
3,342	Hertz Global Holdings, Inc.*	61,593
		96,588
	Software — 0.2%
290	FactSet Research Systems, Inc.	45,797

	Specialty Retail — 13.4%

482	Aaron’s, Inc.	18,147
519	Abercrombie & Fitch Co., Class A	10,307
546	Advance Auto Parts, Inc.	95,686
1,313	American Eagle Outfitters, Inc.	22,347
203	Asbury Automotive Group, Inc.*	16,356
1,276	Ascena Retail Group, Inc.*	15,401
562	AutoNation, Inc.*	33,630
237	AutoZone, Inc.*	169,690
1,279	Bed Bath & Beyond, Inc.*	79,439
2,186	Best Buy Co., Inc.	80,314
358	Cabela’s, Inc.*	16,099
1,562	CarMax, Inc.*	95,282
1,070	Chico’s FAS, Inc.	15,954
575	CST Brands, Inc.	19,964
725	Dick’s Sporting Goods, Inc.	36,344
526	DSW, Inc., Class A	15,617
1,044	Foot Locker, Inc.	73,905
797	GameStop Corp., Class A	33,857
1,963	Gap, Inc. (The)	64,406
179	Genesco, Inc.*	10,720
646	GNC Holdings, Inc., Class A	30,233
159	Group 1 Automotive, Inc.	13,897
480	Guess?, Inc.	10,613
9,697	Home Depot, Inc. (The)	1,129,313
1,831	L Brands, Inc.	153,621
171	Lithia Motors, Inc., Class A	18,229
6,963	Lowe’s Cos., Inc.	481,631
202	Lumber Liquidators Holdings, Inc.*	3,052
343	Men’s Wearhouse, Inc. (The)	19,362
318	Murphy USA, Inc.*	16,253
3,680	Office Depot, Inc.*	29,182
754	O’Reilly Automotive, Inc.*	181,013
673	Pier 1 Imports, Inc.	6,851
271	Restoration Hardware Holdings, Inc.*	25,062
3,089	Ross Stores, Inc.	150,187
953	Sally Beauty Holdings, Inc.*	24,911
598	Signet Jewelers Ltd.	82,524
4,782	Staples, Inc.	67,952
839	Tiffany & Co.	69,008
5,079	TJX Cos., Inc. (The)	357,155
1,018	Tractor Supply Co.	86,846
480	Ulta Salon Cosmetics & Fragrance, Inc.*	75,883
727	Urban Outfitters, Inc.*	22,435
636	Williams-Sonoma, Inc.	48,355
		4,027,033
	Total Common Stocks
	(Cost $21,813,141)	21,574,447

Principal Amount
	Repurchase Agreements (a)(b) — 5.6%
$1,675,189	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $1,675,194	1,675,189
	Total Repurchase Agreements (Cost $1,675,189)	1,675,189
	Total Investment Securities
	(Cost $23,488,330) — 77.3%	23,249,636
	Other assets less liabilities — 22.7%	6,832,500
	Net Assets — 100.0%	$30,082,136

*                      Non-income producing security.

‡                      Amount represents less than 0.05%.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $7,497,527.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,145,221
Aggregate gross unrealized depreciation	(1,661,700)
Net unrealized depreciation	$(516,479)
Federal income tax cost of investments	$23,766,115

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$6,379,897	11/07/16	Bank of America, N.A.	0.54%	Dow Jones U.S. Consumer ServicesSM Index	$177,422
7,415,148	03/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Consumer Services ETF	368,892
4,541,706	04/06/16	Citibank, N.A.	0.45%	Dow Jones U.S. Consumer ServicesSM Index	892,067
1,432,980	04/06/16	Credit Suisse International	0.49%	Dow Jones U.S. Consumer ServicesSM Index	547,850
629,808	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Consumer Services ETF	364,740
6,419,786	01/06/16	Deutsche Bank AG	0.35%	Dow Jones U.S. Consumer ServicesSM Index	829,584
552,218	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Consumer Services ETF	263,870
1,848,187	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. Consumer ServicesSM Index	883,005
765,454	11/07/16	Morgan Stanley & Co. International PLC	(0.36)%	iShares® U.S. Consumer Services ETF	475,051
5,617,745	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Consumer ServicesSM Index	503,224
1,232,793	11/06/15	Societe Generale	0.59%	Dow Jones U.S. Consumer ServicesSM Index	1,013,273
1,886,670	12/07/15	UBS AG	0.54%	Dow Jones U.S. Consumer ServicesSM Index	315,017
$38,722,392					$6,633,995

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.6%
	Banks — 25.9%

24,238	Associated Banc-Corp	$445,010
13,654	BancorpSouth, Inc.	324,419
1,668,891	Bank of America Corp.	27,269,679
6,930	Bank of Hawaii Corp.	430,076
16,433	BankUnited, Inc.	585,672
123,485	BB&T Corp.	4,559,066
3,395	BOK Financial Corp.	214,836
11,811	Cathay General Bancorp	349,960
27,658	CIT Group, Inc.	1,201,464
482,157	Citigroup, Inc.	25,785,756
64,005	Citizens Financial Group, Inc.	1,588,604
7,688	City National Corp./CA	674,853
28,288	Comerica, Inc.	1,244,672
13,275	Commerce Bancshares, Inc./MO	594,853
8,734	Cullen/Frost Bankers, Inc.	564,740
23,003	East West Bancorp, Inc.	929,551
128,706	Fifth Third Bancorp	2,563,824
10,192	First Financial Bankshares, Inc.	317,379
37,104	First Horizon National Corp.	539,121
55,985	First Niagara Financial Group, Inc.	517,861
21,229	First Republic Bank/CA	1,280,321
26,346	FirstMerit Corp.	473,174
27,686	FNB Corp./PA	347,736
28,079	Fulton Financial Corp.	341,441
12,002	Glacier Bancorp, Inc.	312,172
12,377	Hancock Holding Co.	347,546
128,484	Huntington Bancshares, Inc./OH	1,401,760
5,331	IBERIABANK Corp.	324,658
9,183	International Bancshares Corp.	235,544
54,175	Investors Bancorp, Inc.	638,181
589,729	JPMorgan Chase & Co.	37,801,629
134,805	KeyCorp	1,852,221
21,131	M&T Bank Corp.	2,498,529
10,250	MB Financial, Inc.	337,635
15,556	PacWest Bancorp	663,308
49,121	People’s United Financial, Inc.	761,375
82,304	PNC Financial Services Group, Inc. (The)	7,499,540
16,441	Popular, Inc.*	482,708
11,244	PrivateBancorp, Inc.	425,585
9,573	Prosperity Bancshares, Inc.	494,637
212,996	Regions Financial Corp.	2,042,632
8,078	Signature Bank/NY*	1,078,332
82,032	SunTrust Banks, Inc.	3,311,632
8,143	SVB Financial Group*	1,018,526
21,166	Synovus Financial Corp.	644,081
26,842	TCF Financial Corp.	416,588
7,273	Texas Capital Bancshares, Inc.*	391,724
10,735	Trustmark Corp.	247,227
281,753	U.S. Bancorp	11,932,240
6,486	UMB Financial Corp.	325,143
35,049	Umpqua Holdings Corp.	585,669
10,154	United Bankshares, Inc./WV	379,963
35,103	Valley National Bancorp	332,074
14,425	Webster Financial Corp.	510,357
744,619	Wells Fargo & Co.	39,710,530
7,536	Wintrust Financial Corp.	384,336
32,292	Zions Bancorp.	936,468
		193,468,618
	Capital Markets — 9.2%

8,697	Affiliated Managers Group, Inc.*	1,621,469
28,824	Ameriprise Financial, Inc.	3,247,600
178,220	Bank of New York Mellon Corp. (The)	7,093,156
20,180	BlackRock, Inc.	6,103,845
183,684	Charles Schwab Corp. (The)	5,580,320
46,065	E*TRADE Financial Corp.*	1,211,049
18,742	Eaton Vance Corp.	649,785
15,184	Federated Investors, Inc., Class B	470,704
8,268	Financial Engines, Inc.	268,379
61,981	Franklin Resources, Inc.	2,515,189
63,845	Goldman Sachs Group, Inc. (The)	12,041,167
68,443	Invesco Ltd.	2,334,591
23,513	Janus Capital Group, Inc.	349,873
15,501	Legg Mason, Inc.	687,159
11,808	LPL Financial Holdings, Inc.	474,918
244,185	Morgan Stanley	8,412,173
34,860	Northern Trust Corp.	2,434,622
30,804	NorthStar Asset Management Group, Inc./NY	517,507
20,344	Raymond James Financial, Inc.	1,078,029
20,594	SEI Investments Co.	1,041,645
65,420	State Street Corp.	4,705,006
10,787	Stifel Financial Corp.*	502,674
41,752	T. Rowe Price Group, Inc.	3,001,134
43,210	TD Ameritrade Holding Corp.	1,445,807
13,393	Waddell & Reed Financial, Inc., Class A	523,264
		68,311,065
	Consumer Finance — 3.4%

69,630	Ally Financial, Inc.*	1,522,112
138,821	American Express Co.	10,650,347
86,832	Capital One Financial Corp.	6,751,188
70,318	Discover Financial Services	3,778,186
61,818	Navient Corp.	790,652
7,679	PRA Group, Inc.*	409,214
16,129	Santander Consumer USA Holdings, Inc.*	362,257
67,646	SLM Corp.*	573,638
19,873	Synchrony Financial*	654,816
		25,492,410
	Diversified Financial Services — 8.0%

289,815	Berkshire Hathaway, Inc., Class B*	38,846,803
13,265	CBOE Holdings, Inc.	839,144
50,424	CME Group, Inc.	4,762,043
12,810	FNFV Group*	185,361
17,759	Intercontinental Exchange, Inc.	4,056,333
5,932	MarketAxess Holdings, Inc.	536,371
43,495	McGraw Hill Financial, Inc.	4,218,580
28,272	Moody’s Corp.	2,892,508
17,864	MSCI, Inc.	1,081,129
18,820	NASDAQ OMX Group, Inc. (The)	963,396
34,201	Voya Financial, Inc.	1,473,379
		59,855,047
	Insurance — 13.8%

51,900	ACE Ltd.	5,302,104
68,950	Aflac, Inc.	4,040,470
2,552	Alleghany Corp.*	1,198,904
15,166	Allied World Assurance Co. Holdings AG	605,730
64,996	Allstate Corp. (The)	3,787,967
11,734	American Financial Group, Inc./OH	810,350
211,890	American International Group, Inc.	12,785,443
44,771	Aon PLC	4,183,402
19,709	Arch Capital Group Ltd.*	1,345,731
26,689	Arthur J. Gallagher & Co.	1,166,843
9,793	Aspen Insurance Holdings Ltd.	449,597
10,792	Assurant, Inc.	802,385
23,980	Assured Guaranty Ltd.	605,735
16,037	Axis Capital Holdings Ltd.	898,072
18,354	Brown & Brown, Inc.	588,429
36,511	Chubb Corp. (The)	4,410,894

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 82.6% (continued)
23,507	Cincinnati Financial Corp.	$1,230,121
31,295	CNO Financial Group, Inc.	559,868
9,624	Endurance Specialty Holdings Ltd.	613,530
3,906	Erie Indemnity Co., Class A	320,175
7,059	Everest Re Group Ltd.	1,241,043
17,225	First American Financial Corp.	669,364
44,162	FNF Group	1,607,938
79,040	Genworth Financial, Inc., Class A*	409,427
7,027	Hanover Insurance Group, Inc. (The)	554,430
66,732	Hartford Financial Services Group, Inc. (The)	3,066,335
15,208	HCC Insurance Holdings, Inc.	1,175,122
7,824	Kemper Corp.	277,126
40,206	Lincoln National Corp.	2,042,063
47,212	Loews Corp.	1,720,877
2,219	Markel Corp.*	1,827,901
85,559	Marsh & McLennan Cos., Inc.	4,597,085
5,784	Mercury General Corp.	294,174
177,316	MetLife, Inc.	8,883,532
38,333	Old Republic International Corp.	602,211
7,586	PartnerRe Ltd.	1,049,978
8,208	Primerica, Inc.	348,758
43,550	Principal Financial Group, Inc.	2,192,743
8,742	ProAssurance Corp.	421,627
84,843	Progressive Corp. (The)	2,541,896
71,987	Prudential Financial, Inc.	5,809,351
10,520	Reinsurance Group of America, Inc.	956,058
7,318	RenaissanceRe Holdings Ltd.	746,070
5,903	RLI Corp.	307,605
6,706	StanCorp Financial Group, Inc.	762,539
15,129	Symetra Financial Corp.	476,110
20,041	Torchmark Corp.	1,171,597
50,643	Travelers Cos., Inc. (The)	5,041,511
39,651	Unum Group	1,329,895
13,441	Validus Holdings Ltd.	595,167
15,870	W. R. Berkley Corp.	861,424
953	White Mountains Insurance Group Ltd.	685,502
28,494	Willis Group Holdings PLC	1,227,806
48,728	XL Group PLC	1,817,067
		103,017,082
	IT Services — 5.1%

154,016	MasterCard, Inc., Class A	14,226,458
307,183	Visa, Inc., Class A	21,902,148
82,047	Western Union Co. (The)	1,512,946
		37,641,552
	Real Estate Investment Trusts — 16.0%

11,447	Alexandria Real Estate Equities, Inc.	984,328
17,849	American Campus Communities, Inc.	611,328
56,062	American Capital Agency Corp.	1,072,466
22,515	American Homes 4 Rent, Class A	359,790
67,233	American Tower Corp.	6,198,210
150,584	Annaly Capital Management, Inc.	1,514,875
24,834	Apartment Investment & Management Co., Class A	894,769
7,096	ARMOUR Residential REIT, Inc.	151,642
21,005	AvalonBay Communities, Inc.	3,467,085
32,342	BioMed Realty Trust, Inc.	598,327
24,378	Boston Properties, Inc.	2,763,978
28,583	Brandywine Realty Trust	346,426
13,801	Camden Property Trust	994,086
13,145	Care Capital Properties, Inc.*	417,872
27,093	CBL & Associates Properties, Inc.	403,144
32,669	Chimera Investment Corp.	457,693
17,841	Colony Capital, Inc., Class A	387,328
19,875	Columbia Property Trust, Inc.	424,927
19,047	Communications Sales & Leasing, Inc.	382,845
15,023	Corporate Office Properties Trust	315,934
18,595	Corrections Corp. of America	546,321
32,699	Cousins Properties, Inc.	299,850
53,630	Crown Castle International Corp.	4,472,206
26,434	CubeSmart	668,516
25,129	CYS Investments, Inc.	196,257
14,020	DCT Industrial Trust, Inc.	450,182
47,621	DDR Corp.	728,125
31,895	DiamondRock Hospitality Co.	375,085
21,580	Digital Realty Trust, Inc.	1,366,446
21,788	Douglas Emmett, Inc.	602,002
54,833	Duke Realty Corp.	990,284
10,501	DuPont Fabros Technology, Inc.	280,692
5,134	EastGroup Properties, Inc.	277,236
9,087	EPR Properties	462,437
9,047	Equinix, Inc.	2,440,609
20,615	Equity Commonwealth*	529,599
12,718	Equity LifeStyle Properties, Inc.	709,156
57,841	Equity Residential	4,121,171
10,385	Essex Property Trust, Inc.	2,228,829
19,587	Extra Space Storage, Inc.	1,439,253
10,914	Federal Realty Investment Trust	1,408,779
14,728	Gaming and Leisure Properties, Inc.	455,684
99,989	General Growth Properties, Inc.	2,537,721
11,856	GEO Group, Inc. (The)	356,036
15,381	Hatteras Financial Corp.	249,634
73,364	HCP, Inc.	2,718,870
55,782	Health Care REIT, Inc.	3,533,790
15,954	Healthcare Realty Trust, Inc.	365,347
19,890	Healthcare Trust of America, Inc., Class A	477,559
14,945	Highwoods Properties, Inc.	567,013
9,204	Home Properties, Inc.	683,029
23,831	Hospitality Properties Trust	612,933
120,403	Host Hotels & Resorts, Inc.	2,134,745
19,561	Invesco Mortgage Capital, Inc.	266,030
29,778	Iron Mountain, Inc.	843,909
13,994	Kilroy Realty Corp.	907,651
65,591	Kimco Realty Corp.	1,511,873
13,280	Kite Realty Group Trust	312,213
12,858	Lamar Advertising Co., Class A	685,846
17,951	LaSalle Hotel Properties	564,738
33,745	Lexington Realty Trust	272,322
23,752	Liberty Property Trust	730,136
22,383	Macerich Co. (The)	1,705,137
13,313	Mack-Cali Realty Corp.	249,352
37,172	Medical Properties Trust, Inc.	433,797
58,855	MFA Financial, Inc.	418,459
11,974	Mid-America Apartment Communities, Inc.	941,037
21,296	National Retail Properties, Inc.	740,036
43,542	NorthStar Realty Finance Corp.	611,765
25,552	Omega Healthcare Investors, Inc.	863,147
21,835	Outfront Media, Inc.	494,126
22,897	Paramount Group, Inc.	376,427
11,420	Pebblebrook Hotel Trust	434,645
24,524	Piedmont Office Realty Trust, Inc., Class A	415,927
27,910	Plum Creek Timber Co., Inc.	1,074,256
8,677	Post Properties, Inc.	480,359
6,465	Potlatch Corp.	213,474
83,275	Prologis, Inc.	3,164,450
23,079	Public Storage	4,645,110
20,180	Rayonier, Inc.	464,140
36,952	Realty Income Corp.	1,651,385
13,390	Redwood Trust, Inc.	195,360
14,988	Regency Centers Corp.	888,938

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) — 82.6% (continued)
37,691		Retail Properties of America, Inc., Class A	$514,482
21,004		RLJ Lodging Trust	578,450
8,145		Ryman Hospitality Properties, Inc.	417,268
37,346		Senior Housing Properties Trust	586,332
49,464		Simon Property Group, Inc.	8,869,884
15,825		SL Green Realty Corp.	1,638,046
5,701		Sovran Self Storage, Inc.	511,551
70,150		Spirit Realty Capital, Inc.	673,440
37,555		Starwood Property Trust, Inc.	799,170
—	#	Starwood Waypoint Residential Trust	10
43,750		Strategic Hotels & Resorts, Inc.*	590,187
8,012		Sun Communities, Inc.	522,463
33,162		Sunstone Hotel Investors, Inc.	458,630
15,230		Tanger Factory Outlet Centers, Inc.	481,877
9,821		Taubman Centers, Inc.	677,551
58,253		Two Harbors Investment Corp.	551,073
41,155		UDR, Inc.	1,329,306
14,670		Urban Edge Properties	306,750
52,581		Ventas, Inc.	2,893,007
143,836		VEREIT, Inc.	1,170,825
27,824		Vornado Realty Trust	2,425,975
10,829		Washington Real Estate Investment Trust	266,393
18,115		Weingarten Realty Investors	573,159
82,276		Weyerhaeuser Co.	2,298,791
15,420		WP Carey, Inc.	886,187
29,429		WP GLIMCHER, Inc.	356,385
17,745		Xenia Hotels & Resorts, Inc.	328,283
			119,293,969
		Real Estate Management & Development — 0.7%

7,221		Alexander & Baldwin, Inc.	244,286
2,203		Altisource Portfolio Solutions S.A.*	59,283
44,447		CBRE Group, Inc., Class A*	1,423,193
31,019		Forest City Enterprises, Inc., Class A*	667,839
5,742		Howard Hughes Corp. (The)*	721,138
7,129		Jones Lang LaSalle, Inc.	1,061,294
23,286		Realogy Holdings Corp.*	938,426
14,668		St. Joe Co. (The)*	255,957
			5,371,416
		Thrifts & Mortgage Finance — 0.5%

20,564		Capitol Federal Financial, Inc.	247,796
76,574		Hudson City Bancorp, Inc.	712,138
53,972		MGIC Investment Corp.*	569,945
70,602		New York Community Bancorp, Inc.	1,246,831
17,126		Ocwen Financial Corp.*	127,418
33,147		Radian Group, Inc.	595,983
15,070		Washington Federal, Inc.	341,938
			3,842,049
		Total Common Stocks
		(Cost $558,424,634)	616,293,208

		Master Limited Partnership (a) — 0.1%
		Capital Markets — 0.1%

20,620		Lazard Ltd., Class A	1,025,433

		Total Master Limited Partnership
		(Cost $1,199,403)	1,025,433

Principal Amount
		Repurchase Agreements (a)(b) — 5.9%
$44,059,405		Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $44,059,560	44,059,405
		Total Repurchase Agreements (Cost $44,059,405)	44,059,405
		Total Investment Securities
		(Cost $603,683,442) — 88.6%	661,378,046
		Other assets less liabilities — 11.4%	84,799,218
		Net Assets — 100.0%	$746,177,264

*                      Non-income producing security.

#                      Amount represents less than one share.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $151,085,313.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,577,178
Aggregate gross unrealized depreciation	(26,817,385)
Net unrealized appreciation	$57,759,793
Federal income tax cost of investments	$603,618,253

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$62,019,196	11/06/15	Bank of America, N.A.	0.64%	Dow Jones U.S. FinancialsSM Index	$2,079,614
126,640,679	11/07/16	Bank of America, N.A.	0.13%	iShares® U.S. Financials ETF	2,970,416
55,666,242	04/06/16	Citibank, N.A.	0.85%	Dow Jones U.S. FinancialsSM Index	18,334,470
29,538,122	02/08/16	Credit Suisse International	0.64%	Dow Jones U.S. FinancialsSM Index	3,331,722
111,527,423	11/06/15	Deutsche Bank AG	0.30%	Dow Jones U.S. FinancialsSM Index	37,771,803
26,664,551	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. FinancialsSM Index	378,083
34,528,220	01/06/17	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Financials ETF	496,205
43,596,982	11/06/15	Morgan Stanley & Co. International PLC	0.69%	Dow Jones U.S. FinancialsSM Index	8,268,074
158,393,872	11/06/15	Societe Generale	0.69%	Dow Jones U.S. FinancialsSM Index	3,253,229
228,742,176	11/07/16	UBS AG	0.44%	Dow Jones U.S. FinancialsSM Index	5,722,831
$877,317,463					$82,606,447

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Investment Company — 35.6%
	Mutual Funds — 35.6%

30,093	Market Vectors Gold Miners ETF	$424,612

	Total Investment Company
	(Cost $455,376)	424,612

Principal Amount
	Repurchase Agreements (a) — 69.2%
$826,078	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $826,080	826,078
	Total Repurchase Agreements (Cost $826,078)	826,078
	Total Investment Securities
	(Cost $1,281,454) — 104.8%	1,250,690
	Liabilities in excess of other assets — (4.8%)	(57,524)
	Net Assets — 100.0%	$1,193,166

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(30,764)
Net unrealized depreciation	$(30,764)
Federal income tax cost of investments	$1,281,454

Swap Agreements(2)

Ultra Gold Miners had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$617,565	11/07/16	Bank of America, N.A.	0.69%	Market Vectors Gold Miners ETF	$(303,318)
788,429	11/07/16	Deutsche Bank AG	0.60%	Market Vectors Gold Miners ETF	(231,787)
205,546	11/07/16	Morgan Stanley & Co. International PLC	1.09%	Market Vectors Gold Miners ETF	(48,010)
349,481	11/07/16	UBS AG	0.64%	Market Vectors Gold Miners ETF	26,464
$1,961,021					$(556,651)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Junior Miners

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Investment Company — 36.4%
	Mutual Funds — 36.4%

27,341	Market Vectors Junior Gold Miners ETF	$555,843

	Total Investment Company
	(Cost $678,650)	555,843

Principal Amount
	Repurchase Agreements (a) — 46.4%
$705,865	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $705,866	705,865
	Total Repurchase Agreements (Cost $705,865)	705,865
	Total Investment Securities
	(Cost $1,384,515) — 82.8%	1,261,708
	Other assets less liabilities — 17.2%	261,187
	Net Assets — 100.0%	$1,522,895

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(122,807)
Net unrealized depreciation	$(122,807)
Federal income tax cost of investments	$1,384,515

Swap Agreements(2)

Ultra Junior Miners had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$720,268	11/07/16	Bank of America, N.A.	0.69%	Market Vectors Junior Gold Miners ETF	$(101,131)
1,123,146	11/07/16	Deutsche Bank AG	0.65%	Market Vectors Junior Gold Miners ETF	(458,285)
218,844	11/07/16	Morgan Stanley & Co. International PLC	1.09%	Market Vectors Junior Gold Miners ETF	49,210
426,343	11/07/16	UBS AG	0.64%		42,323
$2,488,601					$(467,883)

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 69.8%
	Biotechnology — 16.1%

10,568	Alexion Pharmaceuticals, Inc.*	$1,819,704
7,016	Alkermes PLC*	417,873
3,460	Alnylam Pharmaceuticals, Inc.*	356,069
35,887	Amgen, Inc.	5,446,929
25,686	Baxalta, Inc.*	902,863
11,102	Biogen, Inc.*	3,300,625
7,568	BioMarin Pharmaceutical, Inc.*	978,088
37,435	Celgene Corp.*	4,420,325
3,388	Cepheid, Inc.*	165,131
69,364	Gilead Sciences, Inc.	7,288,075
7,691	Incyte Corp.*	893,617
648	Intercept Pharmaceuticals, Inc.*	122,964
5,651	Isis Pharmaceuticals, Inc.*	283,567
12,373	MannKind Corp.*	46,894
3,714	Medivation, Inc.*	327,055
3,278	Myriad Genetics, Inc.*	123,122
7,744	PDL BioPharma, Inc.	43,754
1,008	Puma Biotechnology, Inc.*	92,655
3,558	Regeneron Pharmaceuticals, Inc.*	1,827,033
4,775	Seattle Genetics, Inc.*	192,289
2,181	United Therapeutics Corp.*	328,502
11,504	Vertex Pharmaceuticals, Inc.*	1,466,990
		30,844,124
	Commercial Services & Supplies — 0.1%

3,373	Healthcare Services Group, Inc.	112,793

	Health Care Equipment & Supplies — 11.1%

70,265	Abbott Laboratories	3,182,302
3,776	Alere, Inc.*	196,239
3,430	Align Technology, Inc.*	194,138
25,686	Baxter International, Inc.	987,627
9,881	Becton, Dickinson and Co.	1,393,419
63,276	Boston Scientific Corp.*	1,059,240
3,506	C.R. Bard, Inc.	679,428
2,294	Cooper Cos., Inc. (The)	372,591
6,599	DENTSPLY International, Inc.	345,854
3,518	DexCom, Inc.*	331,184
5,076	Edwards Lifesciences Corp.*	715,107
2,439	Haemonetics Corp.*	88,072
2,196	Halyard Health, Inc.*	69,042
2,674	Hill-Rom Holdings, Inc.	141,294
11,538	Hologic, Inc.*	447,790
4,416	IDEXX Laboratories, Inc.*	315,611
1,739	Intuitive Surgical, Inc.*	888,542
67,260	Medtronic PLC	4,862,225
6,652	ResMed, Inc.	345,505
2,621	Sirona Dental Systems, Inc.*	249,991
13,220	St. Jude Medical, Inc.	936,108
2,818	STERIS Corp.	180,493
14,109	Stryker Corp.	1,391,853
1,960	Teleflex, Inc.	256,368
2,558	Thoratec Corp.*	160,693
4,712	Varian Medical Systems, Inc.*	382,850
3,396	West Pharmaceutical Services, Inc.	189,667
8,051	Zimmer Biomet Holdings, Inc.	833,762
		21,196,995
	Health Care Providers & Services — 11.4%

2,569	Acadia Healthcare Co., Inc.*	187,614
16,482	Aetna, Inc.	1,887,519
12,486	Anthem, Inc.	1,761,150
8,690	Brookdale Senior Living, Inc.*	238,280
5,611	Centene Corp.*	346,311
12,147	Cigna Corp.	1,710,176
5,572	Community Health Systems, Inc.*	299,216
8,116	DaVita HealthCare Partners, Inc.*	613,894
8,762	Envision Healthcare Holdings, Inc.*	358,979
31,892	Express Scripts Holding Co.*	2,666,171
13,687	HCA Holdings, Inc.*	1,185,568
3,641	Health Net, Inc.*	233,243
4,318	HealthSouth Corp.	184,379
3,946	Henry Schein, Inc.*	539,852
7,069	Humana, Inc.	1,292,143
4,738	Laboratory Corp. of America Holdings*	558,184
2,092	LifePoint Health, Inc.*	163,448
1,290	Magellan Health, Inc.*	72,240
4,413	MEDNAX, Inc.*	355,467
2,979	Owens & Minor, Inc.	101,256
4,044	Patterson Cos., Inc.	185,337
6,780	Quest Diagnostics, Inc.	459,684
3,399	Team Health Holdings, Inc.*	199,657
4,683	Tenet Healthcare Corp.*	230,544
44,929	UnitedHealth Group, Inc.	5,198,285
4,304	Universal Health Services, Inc., Class B	590,251
2,079	WellCare Health Plans, Inc.*	188,503
		21,807,351
	Health Care Technology — 0.0%‡

4,178	HMS Holdings Corp.*	43,660

	Life Sciences Tools & Services — 2.8%

977	Bio-Rad Laboratories, Inc., Class A*	136,125
1,753	Bio-Techne Corp.	165,623
5,262	Bruker Corp.*	96,716
2,235	Charles River Laboratories International, Inc.*	153,969
6,801	Illumina, Inc.*	1,343,946
2,604	PAREXEL International Corp.*	171,135
4,606	Quintiles Transnational Holdings, Inc.*	343,193
18,787	Thermo Fisher Scientific, Inc.	2,355,326
3,904	Waters Corp.*	473,868
		5,239,901
	Pharmaceuticals — 28.3%

81,162	AbbVie, Inc.	5,065,321
3,727	Akorn, Inc.*	148,297
18,523	Allergan PLC*	5,626,176
78,677	Bristol-Myers Squibb Co.	4,678,921
46,092	Eli Lilly & Co.	3,795,676
9,569	Endo International PLC*	736,813
8,155	Hospira, Inc.*	733,705
3,147	Impax Laboratories, Inc.*	128,901
2,882	Jazz Pharmaceuticals PLC*	486,539
130,882	Johnson & Johnson	12,300,290
5,521	Mallinckrodt PLC*	476,131
133,344	Merck & Co., Inc.	7,180,575
19,428	Mylan N.V.*	963,435
1,720	Pacira Pharmaceuticals, Inc.*	98,986
6,903	Perrigo Co. PLC	1,263,042
290,628	Pfizer, Inc.	9,364,034
3,807	Theravance, Inc.	52,956
23,598	Zoetis, Inc.	1,058,842
		54,158,640
	Total Common Stocks (Cost $128,065,063)	133,403,464

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 3.7%
$7,146,848	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $7,146,873	$7,146,848
	Total Repurchase Agreements (Cost $7,146,848)	7,146,848
	Total Investment Securities (Cost $135,211,911) — 73.5%	140,550,312
	Other assets less liabilities — 26.5%	50,726,638
	Net Assets — 100.0%	$191,276,950

*                      Non-income producing security.

‡                      Amount represents less than 0.05%.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $18,576,851.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,359,388
Aggregate gross unrealized depreciation	(4,038,037)
Net unrealized appreciation	$5,321,351
Federal income tax cost of investments	$135,228,961

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$4,388,769	01/06/16	Bank of America, N.A.	0.54%	Dow Jones U.S. Health CareSM Index	$4,382,008
7,773,720	11/06/15	Bank of America, N.A.	0.08%	iShares® U.S. Healthcare ETF	7,278,561
3,626,752	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. Health CareSM Index	3,527,263
7,749,167	11/07/16	Credit Suisse International	0.49%	Dow Jones U.S. Health CareSM Index	7,776,446
3,628,908	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Healthcare ETF	2,722,548
22,931,114	11/06/15	Deutsche Bank AG	0.75%	Dow Jones U.S. Health CareSM Index	3,579,267
1,179,962	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Healthcare ETF	554,110
5,383,054	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. Health CareSM Index	5,470,449
776,068	11/07/16	Morgan Stanley & Co. International PLC	0.49%	iShares® U.S. Healthcare ETF	72,835
169,487,830	01/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Health CareSM Index	7,427,824
5,459,797	11/06/15	Societe Generale	0.59%	Dow Jones U.S. Health CareSM Index	4,285,061
17,132,432	12/07/15	UBS AG	0.49%	Dow Jones U.S. Health CareSM Index	2,865,603
$249,517,573					$49,941,975

(1)              Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Homebuilders & Supplies

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 70.5%
	Building Products — 10.3%

287	American Woodmark Corp.*	$19,022
1,560	Builders FirstSource, Inc.*	23,104
738	Fortune Brands Home & Security, Inc.	35,313
257	Lennox International, Inc.	30,336
1,334	Masco Corp.	34,991
294	Masonite International Corp.*	19,419
733	Owens Corning	32,465
1,154	PGT, Inc.*	15,429
837	Quanex Building Products Corp.	15,024
585	Simpson Manufacturing Co., Inc.	20,422
411	Trex Co., Inc.*	15,951
341	Universal Forest Products, Inc.	20,481
875	USG Corp.*	26,696
		308,653
	Chemicals — 1.5%

172	Sherwin-Williams Co. (The)	43,999

	Construction Materials — 0.9%

346	Eagle Materials, Inc.	28,313

	Household Durables — 49.6%

1,042	Beazer Homes USA, Inc.*	17,401
306	Cavco Industries, Inc.*	21,894
8,477	D.R. Horton, Inc.	257,446
625	Ethan Allen Interiors, Inc.	18,594
5,027	Hovnanian Enterprises, Inc., Class A*	9,400
3,012	KB Home	44,126
674	Leggett & Platt, Inc.	29,939
4,562	Lennar Corp., Class A	232,206
912	M/I Homes, Inc.*	22,782
1,326	MDC Holdings, Inc.	37,778
1,211	Meritage Homes Corp.*	51,032
207	Mohawk Industries, Inc.*	40,773
106	NVR, Inc.*	161,115
8,739	PulteGroup, Inc.	180,810
1,466	Ryland Group, Inc. (The)	63,390
4,983	Standard Pacific Corp.*	42,106
1,210	Taylor Morrison Home Corp., Class A*	24,139
4,304	Toll Brothers, Inc.*	159,119
149	TopBuild Corp.*	4,740
4,551	TRI Pointe Group, Inc.*	63,168
		1,481,958
	Paper & Forest Products — 0.8%

1,368	Louisiana-Pacific Corp.*	22,490

	Specialty Retail — 5.7%

795	Home Depot, Inc. (The)	92,586
986	Lowe’s Cos., Inc.	68,202
720	Lumber Liquidators Holdings, Inc.*	10,879
		171,667
	Trading Companies & Distributors — 1.7%

657	Beacon Roofing Supply, Inc.*	23,816
215	Watsco, Inc.	26,329
		50,145
	Total Common Stocks (Cost $2,099,634)	2,107,225

Principal Amount
	Repurchase Agreements (a) — 26.2%
$783,004	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $783,005	783,004
	Total Repurchase Agreements (Cost $783,004)	783,004

	Total Investment Securities (Cost $2,882,638) — 96.7%	2,890,229
	Other assets less liabilities — 3.3%	100,053
	Net Assets — 100.0%	$2,990,282

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,339
Aggregate gross unrealized depreciation	(64,748)
Net unrealized appreciation	$7,591
Federal income tax cost of investments	$2,882,638

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Homebuilders & Supplies had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$711,773	11/07/16	Deutsche Bank AG	0.60%	Dow Jones U.S. Select Home Construction Index	$(3,273)
1,045,166	01/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Select Home Construction Index	54,478
2,113,313	11/07/16	Societe Generale	0.59%	Dow Jones U.S. Select Home Construction Index	26,323
$3,870,252					$77,528

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.1%
	Aerospace & Defense — 15.0%

608	B/E Aerospace, Inc.	$29,640
3,686	Boeing Co. (The)	481,686
613	BWX Technologies, Inc.	16,257
273	Curtiss-Wright Corp.	17,939
386	DigitalGlobe, Inc.*	8,901
177	Esterline Technologies Corp.*	14,463
1,790	General Dynamics Corp.	254,234
324	HEICO Corp.	16,492
552	Hexcel Corp.	26,639
4,480	Honeywell International, Inc.	444,730
279	Huntington Ingalls Industries, Inc.	31,410
302	KLX, Inc.*	11,808
472	L-3 Communications Holdings, Inc.	49,782
1,533	Lockheed Martin Corp.	308,409
222	Moog, Inc., Class A*	14,008
1,111	Northrop Grumman Corp.	181,915
341	Orbital ATK, Inc.	25,817
792	Precision Castparts Corp.	182,358
1,749	Raytheon Co.	179,377
758	Rockwell Collins, Inc.	62,042
747	Spirit AeroSystems Holdings, Inc., Class A*	38,179
203	Teledyne Technologies, Inc.*	19,876
1,591	Textron, Inc.	61,731
287	TransDigm Group, Inc.*	65,961
282	Triumph Group, Inc.	13,928
4,744	United Technologies Corp.	434,598
60	Vectrus, Inc.*	1,491
		2,993,671
	Air Freight & Logistics — 3.7%

836	C.H. Robinson Worldwide, Inc.	56,372
1,096	Expeditors International of Washington, Inc.	53,671
1,511	FedEx Corp.	227,572
196	Hub Group, Inc., Class A*	7,387
3,977	United Parcel Service, Inc., Class B	388,354
		733,356
	Building Products — 1.2%

429	A. O. Smith Corp.	27,675
548	Allegion PLC	32,666
260	Armstrong World Industries, Inc.*	14,459
914	Fortune Brands Home & Security, Inc.	43,735
237	Lennox International, Inc.	27,975
1,992	Masco Corp.	52,250
676	Owens Corning	29,940
517	USG Corp.*	15,774
		244,474
	Chemicals — 0.7%

454	Sherwin-Williams Co. (The)	116,138
428	Valspar Corp. (The)	31,372
		147,510
	Commercial Services & Supplies — 2.7%

982	ADT Corp. (The)	32,190
544	Cintas Corp.	46,235
615	Civeo Corp.	1,199
306	Clean Harbors, Inc.*	15,031
766	Covanta Holding Corp.	15,167
286	Deluxe Corp.	16,591
220	Essendant, Inc.	7,590
180	MSA Safety, Inc.	8,186
1,195	R.R. Donnelley & Sons Co.	18,761
1,430	Republic Services, Inc.	58,601
487	Stericycle, Inc.*	68,735
345	Tetra Tech, Inc.	8,963
2,413	Tyco International PLC	87,568
710	Waste Connections, Inc.	33,768
2,440	Waste Management, Inc.	122,146
		540,731
	Construction & Engineering — 0.9%

862	AECOM*	23,705
554	Chicago Bridge & Iron Co. N.V.	24,531
359	EMCOR Group, Inc.	16,546
845	Fluor Corp.	38,549
720	Jacobs Engineering Group, Inc.*	29,095
827	KBR, Inc.	14,423
1,214	Quanta Services, Inc.*	29,428
		176,277
	Construction Materials — 0.8%

288	Eagle Materials, Inc.	23,567
356	Martin Marietta Materials, Inc.	59,737
760	Vulcan Materials Co.	71,151
		154,455
	Containers & Packaging — 2.3%

359	AptarGroup, Inc.	24,182
522	Avery Dennison Corp.	30,318
790	Ball Corp.	52,069
558	Bemis Co., Inc.	23,670
684	Berry Plastics Group, Inc.*	20,246
798	Crown Holdings, Inc.*	39,557
1,885	Graphic Packaging Holding Co.	26,579
195	Greif, Inc., Class A	5,710
924	Owens-Illinois, Inc.*	19,265
568	Packaging Corp. of America	38,118
1,204	Sealed Air Corp.	61,946
239	Silgan Holdings, Inc.	12,514
578	Sonoco Products Co.	22,727
1,494	WestRock Co.	88,669
		465,570
	Electrical Equipment — 3.4%

249	Acuity Brands, Inc.	48,523
1,384	AMETEK, Inc.	74,487
307	Babcock & Wilcox Enterprises, Inc.*	5,664
2,677	Eaton Corp. PLC	152,750
3,830	Emerson Electric Co.	182,768
255	EnerSys	13,635
396	Generac Holdings, Inc.*	12,244
305	Hubbell, Inc., Class B	30,094
257	Regal Beloit Corp.	17,134
771	Rockwell Automation, Inc.	86,221
973	Sensata Technologies Holding N.V.*	46,120
		669,640
	Electronic Equipment, Instruments & Components — 2.7%

1,770	Amphenol Corp., Class A	92,677
157	Anixter International, Inc.*	9,995
548	Arrow Electronics, Inc.*	30,644
778	Avnet, Inc.	32,987
244	Belden, Inc.	12,295
499	Cognex Corp.	17,744
238	FEI Co.	17,964
803	FLIR Systems, Inc.	22,990
205	IPG Photonics Corp.*	17,306
220	Itron, Inc.*	6,600
1,110	Jabil Circuit, Inc.	21,479
970	Keysight Technologies, Inc.*	31,079
506	Knowles Corp.*	8,238
129	Littelfuse, Inc.	11,578
580	National Instruments Corp.	16,942

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 71.1% (continued)
2,330	TE Connectivity Ltd.	$138,146
1,487	Trimble Navigation Ltd.*	28,104
778	Vishay Intertechnology, Inc.	7,687
296	Zebra Technologies Corp., Class A*	24,532
		548,987
	Household Durables — 0.0%‡

4	TopBuild Corp.*	127

	Industrial Conglomerates — 11.9%

3,635	3M Co.	516,679
374	Carlisle Cos., Inc.	37,662
3,529	Danaher Corp.	307,093
57,743	General Electric Co.	1,433,181
576	Roper Technologies, Inc.	93,364
		2,387,979
	Internet Software & Services — 0.7%

186	CoStar Group, Inc.*	32,930
614	LinkedIn Corp., Class A*	110,888
		143,818
	IT Services — 7.9%

3,589	Accenture PLC, Class A	338,335
356	Alliance Data Systems Corp.*	91,560
2,691	Automatic Data Processing, Inc.	208,068
687	Broadridge Financial Solutions, Inc.	36,267
566	Convergys Corp.	12,792
517	CoreLogic, Inc.*	19,620
282	Euronet Worldwide, Inc.*	18,181
1,624	Fidelity National Information Services, Inc.	112,153
1,357	Fiserv, Inc.*	115,711
431	FleetCor Technologies, Inc.*	64,288
902	Genpact Ltd.*	20,746
381	Global Payments, Inc.	42,440
469	Jack Henry & Associates, Inc.	31,873
378	MAXIMUS, Inc.	22,888
317	NeuStar, Inc., Class A*	8,860
1,873	Paychex, Inc.	83,648
6,335	PayPal Holdings, Inc.*	221,725
940	Total System Services, Inc.	43,080
221	WEX, Inc.*	20,891
5,947	Xerox Corp.	60,481
		1,573,607
	Life Sciences Tools & Services — 0.7%

1,909	Agilent Technologies, Inc.	69,316
160	Mettler-Toledo International, Inc.*	47,448
649	PerkinElmer, Inc.	31,593
		148,357
	Machinery — 8.5%

341	Actuant Corp., Class A	7,311
459	AGCO Corp.	22,509
968	Allison Transmission Holdings, Inc.	27,685
3,459	Caterpillar, Inc.	264,406
287	CLARCOR, Inc.	16,178
546	Colfax Corp.*	21,179
279	Crane Co.	14,659
961	Cummins, Inc.	117,002
1,913	Deere & Co.	156,445
725	Donaldson Co., Inc.	22,700
919	Dover Corp.	56,932
772	Flowserve Corp.	34,840
336	Graco, Inc.	23,181
459	Harsco Corp.	5,306
364	Hillenbrand, Inc.	9,813
447	IDEX Corp.	32,108
1,939	Illinois Tool Works, Inc.	163,904
1,517	Ingersoll-Rand PLC	83,875
511	ITT Corp.	19,117
558	Joy Global, Inc.	13,515
454	Kennametal, Inc.	13,847
433	Lincoln Electric Holdings, Inc.	25,395
780	Manitowoc Co., Inc. (The)	13,322
326	Mueller Industries, Inc.	10,370
383	Navistar International Corp.*	6,833
324	Nordson Corp.	21,552
448	Oshkosh Corp.	18,838
2,033	PACCAR, Inc.	119,886
795	Parker-Hannifin Corp.	85,590
1,029	Pentair PLC	56,893
235	SPX Corp.	13,802
602	Terex Corp.	14,045
416	Timken Co. (The)	13,208
315	Toro Co. (The)	22,459
888	Trinity Industries, Inc.	23,967
135	Valmont Industries, Inc.	14,349
554	Wabtec Corp.	53,051
333	Woodward, Inc.	15,185
1,039	Xylem, Inc.	33,716
		1,688,973
	Marine — 0.1%

320	Kirby Corp.*	22,570

	Multi-Utilities — 0.1%

1,116	MDU Resources Group, Inc.	19,988

	Paper & Forest Products — 0.1%

816	Louisiana-Pacific Corp.*	13,415

	Professional Services — 1.5%

243	Advisory Board Co. (The)*	11,817
192	CEB, Inc.	13,751
682	Equifax, Inc.	66,768
238	FTI Consulting, Inc.*	9,487
448	ManpowerGroup, Inc.	38,931
774	Robert Half International, Inc.	39,497
397	Towers Watson & Co., Class A	47,136
900	Verisk Analytics, Inc.*	65,772
		293,159
	Road & Rail — 4.6%

330	Con-way, Inc.	11,616
5,662	CSX Corp.	155,025
294	Genesee & Wyoming, Inc., Class A*	20,104
528	J.B. Hunt Transport Services, Inc.	38,428
634	Kansas City Southern	58,797
255	Landstar System, Inc.	16,881
1,747	Norfolk Southern Corp.	136,109
388	Old Dominion Freight Line, Inc.*	25,798
306	Ryder System, Inc.	25,083
5,018	Union Pacific Corp.	430,243
		918,084
	Trading Companies & Distributors — 1.6%

547	Air Lease Corp.	17,597
230	Applied Industrial Technologies, Inc.	9,738
1,558	Fastenal Co.	60,045
252	GATX Corp.	12,492
1,040	HD Supply Holdings, Inc.*	34,320
585	MRC Global, Inc.*	7,599

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 71.1% (continued)
290	MSC Industrial Direct Co., Inc., Class A	$19,630
614	NOW, Inc.*	10,475
556	United Rentals, Inc.*	38,548
341	W.W. Grainger, Inc.	76,193
157	Watsco, Inc.	19,226
253	WESCO International, Inc.*	14,160
		320,023
	Total Common Stocks (Cost $16,208,270)	14,204,771

Principal Amount
	Repurchase Agreements (a)(b) — 5.3%
$1,063,408	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $1,063,412	1,063,408
	Total Repurchase Agreements (Cost $1,063,408)	1,063,408
	Total Investment Securities (Cost $17,271,678) — 76.4%	15,268,179
	Other assets less liabilities — 23.6%	4,720,283
	Net Assets — 100.0%	$19,988,462

*                 Non-income producing security.

‡                 Amount represents less than 0.05%.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $7,711,115.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,217
Aggregate gross unrealized depreciation	(2,156,870)
Net unrealized depreciation	$(2,129,653)
Federal income tax cost of investments	$17,397,832

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$896,226	01/06/16	Bank of America, N.A.	0.54%	Dow Jones U.S. IndustrialsSM Index	$151,707
6,126,849	01/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Industrials ETF	241,933
9,477,741	11/07/17	Citibank, N.A.	0.45%	Dow Jones U.S. IndustrialsSM Index	467,231
1,670,150	03/07/16	Credit Suisse International	0.49%	Dow Jones U.S. IndustrialsSM Index	573,365
165,831	11/07/16	Deutsche Bank AG	(0.05)%	iShares® U.S. Industrials ETF	(8,682)
1,934,576	11/06/15	Deutsche Bank AG	0.55%	Dow Jones U.S. IndustrialsSM Index	546,425
1,293,288	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. IndustrialsSM Index	608,449
112,730	11/07/16	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Industrials ETF	19,952
651,799	01/06/16	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. IndustrialsSM Index	613,366
2,422,451	01/06/16	Societe Generale	0.59%	Dow Jones U.S. IndustrialsSM Index	969,289
1,041,287	09/07/16	UBS AG	0.49%	Dow Jones U.S. IndustrialsSM Index	322,925
$25,792,928					$4,505,960

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.5%
	Electric Utilities — 0.3%

17,608	OGE Energy Corp.	$493,728

	Electrical Equipment — 0.2%

4,529	SolarCity Corp.*	218,660

	Energy Equipment & Services — 15.7%

5,305	Atwood Oceanics, Inc.	101,378
38,348	Baker Hughes, Inc.	2,147,488
3,073	Bristow Group, Inc.	113,885
16,885	Cameron International Corp.*	1,127,243
1,744	CARBO Ceramics, Inc.	47,820
3,776	Core Laboratories N.V.	436,808
5,929	Diamond Offshore Drilling, Inc.	140,577
3,436	Dril-Quip, Inc.*	236,878
20,675	Ensco PLC, Class A	374,424
6,125	Exterran Holdings, Inc.	136,710
20,372	FMC Technologies, Inc.*	708,538
5,481	Forum Energy Technologies, Inc.*	86,161
75,063	Halliburton Co.	2,953,729
8,689	Helix Energy Solutions Group, Inc.*	60,389
9,498	Helmerich & Payne, Inc.	560,477
21,051	McDermott International, Inc.*	106,939
25,721	Nabors Industries Ltd.	296,820
34,217	National Oilwell Varco, Inc.	1,448,406
21,347	Noble Corp. PLC	277,938
8,711	Oceaneering International, Inc.	381,716
4,553	Oil States International, Inc.*	129,169
13,047	Patterson-UTI Energy, Inc.	212,405
11,008	Rowan Cos. PLC, Class A	197,814
112,017	Schlumberger Ltd.	8,666,755
1,528	SEACOR Holdings, Inc.*	98,571
13,274	Superior Energy Services, Inc.	211,189
4,149	Tidewater, Inc.	74,392
30,131	Transocean Ltd.	428,764
4,717	U.S. Silica Holdings, Inc.	94,812
4,134	Unit Corp.*	62,837
68,351	Weatherford International PLC*	693,763
		22,614,795
	Machinery — 0.1%

2,694	Chart Industries, Inc.*	68,858

	Oil, Gas & Consumable Fuels — 70.0%

44,810	Anadarko Petroleum Corp.	3,207,500
5,131	Antero Resources Corp.*	132,585
33,269	Apache Corp.	1,505,090
36,489	Cabot Oil & Gas Corp.	863,695
27,241	California Resources Corp.	105,695
4,177	Carrizo Oil & Gas, Inc.*	152,168
19,432	Cheniere Energy, Inc.*	1,207,699
45,661	Chesapeake Energy Corp.	356,612
165,897	Chevron Corp.	13,435,998
8,264	Cimarex Energy Co.	913,255
26,322	Cobalt International Energy, Inc.*	210,839
27,997	Columbia Pipeline Group, Inc.*	710,004
10,586	Concho Resources, Inc.*	1,144,982
108,772	ConocoPhillips	5,346,144
7,572	Continental Resources, Inc.*	243,061
31,462	Denbury Resources, Inc.	136,545
34,091	Devon Energy Corp.	1,454,322
5,558	Diamondback Energy, Inc.*	379,556
6,951	Energen Corp.	361,452
8,331	Energy XXI Ltd.	15,829
48,427	EOG Resources, Inc.	3,792,318
13,440	EQT Corp.	1,045,901
368,860	Exxon Mobil Corp.	27,753,027
9,411	Gulfport Energy Corp.*	337,196
21,548	Hess Corp.	1,281,029
17,291	HollyFrontier Corp.	810,256
153,021	Kinder Morgan, Inc.	4,959,411
10,945	Laredo Petroleum, Inc.*	111,529
59,544	Marathon Oil Corp.	1,029,516
47,928	Marathon Petroleum Corp.	2,267,474
14,759	Murphy Oil Corp.	457,529
14,364	Newfield Exploration Co.*	478,465
37,763	Noble Energy, Inc.	1,261,662
12,282	Oasis Petroleum, Inc.*	137,067
67,764	Occidental Petroleum Corp.	4,947,450
18,417	ONEOK, Inc.	663,196
7,569	PBF Energy, Inc., Class A	226,464
47,843	Phillips 66	3,782,946
13,172	Pioneer Natural Resources Co.	1,620,946
14,338	QEP Resources, Inc.	201,305
14,690	Range Resources Corp.	567,328
34,159	SandRidge Energy, Inc.*	18,210
3,874	SemGroup Corp., Class A	213,070
5,950	SM Energy Co.	218,365
34,139	Southwestern Energy Co.*	554,417
59,225	Spectra Energy Corp.	1,721,671
5,044	Stone Energy Corp.*	28,599
4,262	Targa Resources Corp.	281,548
4,105	Teekay Corp.	150,900
11,109	Tesoro Corp.	1,022,139
13,515	Ultra Petroleum Corp.*	115,148
44,872	Valero Energy Corp.	2,662,704
6,235	Western Refining, Inc.	268,230
18,008	Whiting Petroleum Corp.*	348,095
59,469	Williams Cos., Inc. (The)	2,866,406
6,369	World Fuel Services Corp.	246,162
20,708	WPX Energy, Inc.*	151,375
		100,482,085
	Semiconductors & Semiconductor Equipment — 0.2%

6,671	First Solar, Inc.*	319,141

	Total Common Stocks (Cost $152,938,317)	124,197,267

Principal Amount
	Repurchase Agreements (a)(b) — 18.5%
$26,572,468	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $26,572,562	26,572,468
	Total Repurchase Agreements (Cost $26,572,468)	26,572,468

	Total Investment Securities (Cost $179,510,785) — 105.0%	150,769,735
	Liabilities in excess of other assets — (5.0%)	(7,156,814)
	Net Assets — 100.0%	$143,612,921

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $77,136,029.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,072,190
Aggregate gross unrealized depreciation	(29,845,863)
Net unrealized depreciation	$(28,773,673)
Federal income tax cost of investments	$179,543,408

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,157,828	11/06/15	Bank of America, N.A.	0.03%	iShares® U.S. Energy ETF	$(2,410,923)
31,899,587	04/08/16	Bank of America, N.A.	0.54%	Dow Jones U.S. Oil & GasSM Index	(861,591)
200,066	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. Oil & GasSM Index	(1,371,487)
24,427,726	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. Oil & GasSM Index	(3,488,285)
10,644,924	11/06/15	Deutsche Bank AG	0.85%	Dow Jones U.S. Oil & GasSM Index	(439,787)
18,962,307	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Energy ETF	(1,098,666)
278,531	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Energy ETF	(3,072,048)
2,164,392	12/07/15	Goldman Sachs International	0.65%	Dow Jones U.S. Oil & GasSM Index	(594,524)
394,309	11/07/16	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Energy ETF	(1,099,131)
47,934,400	11/07/16	Morgan Stanley & Co. International PLC	0.39%	Dow Jones U.S. Oil & GasSM Index	3,831,475
5,591,222	04/08/16	Societe Generale	0.59%	Dow Jones U.S. Oil & GasSM Index	(720,057)
17,979,857	12/07/15	UBS AG	0.49%	Dow Jones U.S. Oil & GasSM Index	(2,188,313)
$163,635,149					$(13,513,337)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas Exploration & Production

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 85.0%
	Oil, Gas & Consumable Fuels — 85.0%

1,551	Alon USA Energy, Inc.	$28,756
332	Anadarko Petroleum Corp.	23,765
762	Antero Resources Corp.*	19,690
474	Apache Corp.	21,444
3,241	Bill Barrett Corp.*	17,728
1,359	Bonanza Creek Energy, Inc.*	10,396
816	Cabot Oil & Gas Corp.	19,315
3,687	California Resources Corp.	14,306
3,331	Callon Petroleum Co.*	30,545
529	Carrizo Oil & Gas, Inc.*	19,271
2,251	Chesapeake Energy Corp.	17,580
276	Chevron Corp.	22,353
233	Cimarex Energy Co.	25,749
3,619	Clean Energy Fuels Corp.*	19,253
2,625	Cobalt International Energy, Inc.*	21,026
223	Concho Resources, Inc.*	24,120
435	ConocoPhillips	21,380
596	Continental Resources, Inc.*	19,132
735	CVR Energy, Inc.	29,554
761	Delek U.S. Holdings, Inc.	23,408
4,105	Denbury Resources, Inc.	17,816
445	Devon Energy Corp.	18,984
342	Diamondback Energy, Inc.	23,355
370	Energen Corp.	19,240
8,434	Energy XXI Ltd.	16,025
308	EOG Resources, Inc.	24,119
2,066	EP Energy Corp., Class A*	14,648
327	EQT Corp.	25,447
328	Exxon Mobil Corp.	24,679
910	Green Plains, Inc.	19,347
619	Gulfport Energy Corp.*	22,179
23,777	Halcon Resources Corp.*	27,344
408	Hess Corp.	24,256
675	HollyFrontier Corp.	31,630
3,117	Kosmos Energy Ltd.*	21,819
1,833	Laredo Petroleum, Inc.*	18,678
20,738	Magnum Hunter Resources Corp.*	16,590
1,041	Marathon Oil Corp.	17,999
541	Marathon Petroleum Corp.	25,595
1,010	Matador Resources Co.*	23,139
1,437	Memorial Resource Development Corp.*	27,892
635	Murphy Oil Corp.	19,685
752	Newfield Exploration Co.*	25,049
594	Noble Energy, Inc.	19,846
4,009	Northern Oil and Gas, Inc.*	24,174
1,629	Oasis Petroleum, Inc.*	18,180
355	Occidental Petroleum Corp.	25,919
1,514	Parsley Energy, Inc., Class A*	26,041
1,033	PBF Energy, Inc., Class A	30,907
473	PDC Energy, Inc.*	26,573
6,567	Penn Virginia Corp.*	8,077
355	Phillips 66	28,070
187	Pioneer Natural Resources Co.	23,012
1,486	QEP Resources, Inc.	20,863
522	Range Resources Corp.	20,160
1,219	Rice Energy, Inc.*	23,710
933	RSP Permian, Inc.*	22,336
2,835	Sanchez Energy Corp.*	18,257
24,847	SandRidge Energy, Inc.*	13,246
597	SM Energy Co.	21,910
1,198	Southwestern Energy Co.*	19,455
2,068	Stone Energy Corp.*	11,726
2,268	Synergy Resources Corp.*	24,358
330	Tesoro Corp.	30,363
5,440	Triangle Petroleum Corp.*	21,978
1,935	Ultra Petroleum Corp.*	16,486
469	Valero Energy Corp.	27,830
643	Western Refining, Inc.	27,662
821	Whiting Petroleum Corp.*	15,870
563	World Fuel Services Corp.	21,760
2,135	WPX Energy, Inc.*	15,607
		1,538,662
	Total Common Stocks (Cost $1,886,255)	1,538,662

Principal Amount
	Repurchase Agreements (a) — 11.4%
$206,546	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $206,546	206,546
	Total Repurchase Agreements (Cost $206,546)	206,546

	Total Investment Securities (Cost $2,092,801) — 96.4%	1,745,208
	Other assets less liabilities — 3.6%	65,341
	Net Assets — 100.0%	$1,810,549

*                Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,413
Aggregate gross unrealized depreciation	(360,006)
Net unrealized depreciation	$(347,593)
Federal income tax cost of investments	$2,092,801

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Oil & Gas Exploration & Production had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$379,622	11/07/16	Deutsche Bank AG	(1.55)%	S&P Oil & Gas Exploration & Production Select Industry Index	$21,071
975,709	11/07/16	Morgan Stanley & Co. International PLC	(1.26)%	S&P Oil & Gas Exploration & Production Select Industry Index	(284,875)
352,622	11/07/16	Societe Generale	(1.01)%	S&P Oil & Gas Exploration & Production Select Industry Index	(464,163)
366,779	01/06/17	UBS AG	(1.31)%	S&P Oil & Gas Exploration & Production Select Industry Index	14,851
$2,074,732					$(713,116)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares			Value
		Common Stocks (a) — 68.5%
		Real Estate Investment Trusts — 65.5%

13,417		Alexandria Real Estate Equities, Inc.	$1,153,728
20,917		American Campus Communities, Inc.	716,407
65,704		American Capital Agency Corp.	1,256,918
26,388		American Homes 4 Rent, Class A	421,680
78,797		American Tower Corp.	7,264,295
176,483		Annaly Capital Management, Inc.	1,775,419
29,106		Apartment Investment & Management Co., Class A	1,048,689
8,323		ARMOUR Residential REIT, Inc.	177,866
24,619		AvalonBay Communities, Inc.	4,063,612
37,905		BioMed Realty Trust, Inc.	701,242
28,571		Boston Properties, Inc.	3,239,380
33,499		Brandywine Realty Trust	406,008
16,174		Camden Property Trust	1,165,013
15,411		Care Capital Properties, Inc.*	489,908
31,753		CBL & Associates Properties, Inc.	472,485
38,288		Chimera Investment Corp.	536,415
20,909		Colony Capital, Inc., Class A	453,934
23,294		Columbia Property Trust, Inc.	498,026
22,323		Communications Sales & Leasing, Inc.	448,692
17,607		Corporate Office Properties Trust	370,275
21,794		Corrections Corp. of America	640,308
38,323		Cousins Properties, Inc.	351,422
62,854		Crown Castle International Corp.	5,241,395
30,980		CubeSmart	783,484
29,451		CYS Investments, Inc.	230,012
16,432		DCT Industrial Trust, Inc.	527,632
55,810		DDR Corp.	853,335
37,381		DiamondRock Hospitality Co.	439,601
25,291		Digital Realty Trust, Inc.	1,601,426
25,536		Douglas Emmett, Inc.	705,560
64,263		Duke Realty Corp.	1,160,590
12,307		DuPont Fabros Technology, Inc.	328,966
6,017		EastGroup Properties, Inc.	324,918
10,650		EPR Properties	541,978
10,601		Equinix, Inc.	2,859,832
24,162		Equity Commonwealth*	620,722
14,905		Equity LifeStyle Properties, Inc.	831,103
67,790		Equity Residential	4,830,038
12,171		Essex Property Trust, Inc.	2,612,140
22,956		Extra Space Storage, Inc.	1,686,807
12,792		Federal Realty Investment Trust	1,651,191
17,260		Gaming and Leisure Properties, Inc.	534,024
117,186		General Growth Properties, Inc.	2,974,181
13,897		GEO Group, Inc. (The)	417,327
18,027		Hatteras Financial Corp.	292,578
85,984		HCP, Inc.	3,186,567
65,377		Health Care REIT, Inc.	4,141,633
18,698		Healthcare Realty Trust, Inc.	428,184
23,312		Healthcare Trust of America, Inc., Class A	559,721
17,516		Highwoods Properties, Inc.	664,557
10,787		Home Properties, Inc.	800,503
27,929		Hospitality Properties Trust	718,334
141,111		Host Hotels & Resorts, Inc.	2,501,898
22,926		Invesco Mortgage Capital, Inc.	311,794
34,900		Iron Mountain, Inc.	989,066
16,399		Kilroy Realty Corp.	1,063,639
76,872		Kimco Realty Corp.	1,771,900
15,566		Kite Realty Group Trust	365,957
15,069		Lamar Advertising Co., Class A	803,780
21,039		LaSalle Hotel Properties	661,887
39,548		Lexington Realty Trust	319,152
27,838		Liberty Property Trust	855,740
26,233		Macerich Co. (The)	1,998,430
15,603		Mack-Cali Realty Corp.	292,244
43,565		Medical Properties Trust, Inc.	508,404
68,977		MFA Financial, Inc.	490,426
14,033		Mid-America Apartment Communities, Inc.	1,102,853
24,958		National Retail Properties, Inc.	867,291
51,032		NorthStar Realty Finance Corp.	717,000
29,948		Omega Healthcare Investors, Inc.	1,011,643
25,590		Outfront Media, Inc.	579,102
26,836		Paramount Group, Inc.	441,184
13,383		Pebblebrook Hotel Trust	509,357
28,741		Piedmont Office Realty Trust, Inc., Class A	487,447
32,709		Plum Creek Timber Co., Inc.	1,258,969
10,168		Post Properties, Inc.	562,900
7,576		Potlatch Corp.	250,160
97,599		Prologis, Inc.	3,708,762
27,048		Public Storage	5,443,951
23,650		Rayonier, Inc.	543,950
43,309		Realty Income Corp.	1,935,479
15,692		Redwood Trust, Inc.	228,946
17,567		Regency Centers Corp.	1,041,899
44,174		Retail Properties of America, Inc., Class A	602,975
24,618		RLJ Lodging Trust	677,980
9,545		Ryman Hospitality Properties, Inc.	488,990
43,769		Senior Housing Properties Trust	687,173
57,971		Simon Property Group, Inc.	10,395,360
18,547		SL Green Realty Corp.	1,919,800
6,681		Sovran Self Storage, Inc.	599,486
82,216		Spirit Realty Capital, Inc.	789,274
44,013		Starwood Property Trust, Inc.	936,597
—	#	Starwood Waypoint Residential Trust	10
51,275		Strategic Hotels & Resorts, Inc.*	691,700
9,391		Sun Communities, Inc.	612,387
38,866		Sunstone Hotel Investors, Inc.	537,517
17,848		Tanger Factory Outlet Centers, Inc.	564,711
11,511		Taubman Centers, Inc.	794,144
68,272		Two Harbors Investment Corp.	645,853
48,234		UDR, Inc.	1,557,958
17,192		Urban Edge Properties	359,485
61,624		Ventas, Inc.	3,390,552
168,574		VEREIT, Inc.	1,372,192
32,610		Vornado Realty Trust	2,843,266
12,690		Washington Real Estate Investment Trust	312,174
21,230		Weingarten Realty Investors	671,717
96,426		Weyerhaeuser Co.	2,694,142
18,071		WP Carey, Inc.	1,038,540
34,491		WP GLIMCHER, Inc.	417,686
20,797		Xenia Hotels & Resorts, Inc.	384,745
			139,811,685
		Real Estate Management & Development — 3.0%

8,462		Alexander & Baldwin, Inc.	286,269
52,093		CBRE Group, Inc., Class A*	1,668,018
36,353		Forest City Enterprises, Inc., Class A*	782,680
6,730		Howard Hughes Corp. (The)*	845,221
8,355		Jones Lang LaSalle, Inc.	1,243,809
27,290		Realogy Holdings Corp.*	1,099,787
17,190		St. Joe Co. (The)*	299,966
			6,225,750
		Total Common Stocks (Cost $155,696,327)	146,037,435

Principal Amount
U.S. Government & Agency Security (a) — 0.2%
U.S. Treasury Bill
$510,000	0.00%, due 09/17/15	509,982

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2% (continued)
	Total U.S. Government & Agency Security (Cost $509,982)	$509,982

	Repurchase Agreements (a)(b) — 1.6%
$3,486,527	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,486,540	3,486,527
	Total Repurchase Agreements (Cost $3,486,527)	3,486,527

	Total Investment Securities (Cost $159,692,836) — 70.3%	150,033,944
	Other assets less liabilities — 29.7%	63,510,619
	Net Assets — 100.0%	$213,544,563

*                 Non-income producing security.

#                 Amount represents less than one share.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $61,311,953.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,035,656
Aggregate gross unrealized depreciation	(11,591,271)
Net unrealized depreciation	$(9,555,615)
Federal income tax cost of investments	$159,589,559

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$12,350,405	11/06/15	Bank of America, N.A.	0.69%	Dow Jones U.S. Real EstateSM Index	$4,764,870
71,141,490	03/06/17	Bank of America, N.A.	0.18%	iShares® U.S. Real Estate ETF	1,577,761
123,982,999	11/07/16	Citibank, N.A.	0.85%	Dow Jones U.S. Real EstateSM Index	2,907,459
8,191,884	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. Real EstateSM Index	7,886,046
3,581,822	11/06/15	Deutsche Bank AG	0.05%	iShares® U.S. Real Estate ETF	1,570,072
13,389,182	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Real EstateSM Index	16,311,136
1,670,737	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Real Estate ETF	646,442
10,061,406	11/07/16	Goldman Sachs International	0.65%	Dow Jones U.S. Real EstateSM Index	8,763,954
2,622,637	11/07/16	Morgan Stanley & Co. International PLC	(0.31)%	iShares® U.S. Real Estate ETF	60,791
6,849,204	11/06/15	Morgan Stanley & Co. International PLC	0.44%	Dow Jones U.S. Real EstateSM Index	4,236,683
21,251,007	11/07/16	Societe Generale	0.64%	Dow Jones U.S. Real EstateSM Index	8,346,260
6,773,298	12/07/15	UBS AG	0.39%	Dow Jones U.S. Real EstateSM Index	5,053,831
$281,866,071					$62,125,305

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P Regional Banking

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.3%
	Banks — 82.3%

5,070	Associated Banc-Corp	$93,085
2,289	Bancorp, Inc. (The)*	16,801
4,047	BancorpSouth, Inc.	96,157
1,550	Bank of Hawaii Corp.	96,193
2,204	Bank of the Ozarks, Inc.	92,127
2,882	BankUnited, Inc.	102,714
1,165	Banner Corp.	51,738
2,518	BB&T Corp.	92,965
4,850	BBCN Bancorp, Inc.	70,567
1,505	BOK Financial Corp.	95,236
7,872	Boston Private Financial Holdings, Inc.	93,677
1,617	Capital Bank Financial Corp., Class A*	49,755
1,218	Cardinal Financial Corp.	27,174
3,174	Cathay General Bancorp	94,046
4,185	Central Pacific Financial Corp.	86,797
2,188	CIT Group, Inc.	95,047
3,756	Citizens Financial Group, Inc.	93,224
1,120	City National Corp./CA	98,314
3,087	Columbia Banking System, Inc.	93,567
2,197	Commerce Bancshares, Inc./MO	98,448
2,230	Community Bank System, Inc.	79,522
1,344	Cullen/Frost Bankers, Inc.	86,903
2,053	Customers Bancorp, Inc.*	50,319
5,894	CVB Financial Corp.	95,777
2,285	East West Bancorp, Inc.	92,337
4,886	Fifth Third Bancorp	97,329
14,159	First BanCorp./Puerto Rico*	56,778
410	First Citizens BancShares, Inc., Class A	97,244
4,849	First Commonwealth Financial Corp.	42,914
2,452	First Financial Bancorp	45,215
2,725	First Financial Bankshares, Inc.	84,856
6,751	First Horizon National Corp.	98,092
1,808	First Interstate BancSystem, Inc., Class A	48,237
5,257	First Midwest Bancorp, Inc./IL	92,733
937	First NBC Bank Holding Co.*	32,795
10,774	First Niagara Financial Group, Inc.	99,660
1,616	First Republic Bank/CA	97,461
4,975	FirstMerit Corp.	89,351
7,315	FNB Corp./PA	91,876
7,812	Fulton Financial Corp.	94,994
3,501	Glacier Bancorp, Inc.	91,061
4,191	Great Western Bancorp, Inc.	105,487
3,213	Hancock Holding Co.	90,221
2,355	Hanmi Financial Corp.	57,085
4,311	Hilltop Holdings, Inc.*	89,022
2,606	Home BancShares, Inc./AR	99,341
8,978	Huntington Bancshares, Inc./OH	97,950
1,495	IBERIABANK Corp.	91,046
1,459	Independent Bank Corp./MA	66,078
2,746	International Bancshares Corp.	70,435
8,255	Investors Bancorp, Inc.	97,244
6,729	KeyCorp	92,456
2,985	LegacyTexas Financial Group, Inc.	84,535
820	M&T Bank Corp.	96,957
2,987	MB Financial, Inc.	98,392
2,770	National Bank Holdings Corp., Class A	55,871
9,243	National Penn Bancshares, Inc.	111,055
1,370	NBT Bancorp, Inc.	35,483
7,430	OFG Bancorp	64,195
7,163	Old National Bancorp/IN	98,849
2,172	PacWest Bancorp	92,614
6,448	People’s United Financial, Inc.	99,944
1,938	Pinnacle Financial Partners, Inc.	91,900
1,051	PNC Financial Services Group, Inc. (The)	95,767
3,017	Popular, Inc.*	88,579
2,546	PrivateBancorp, Inc.	96,366
1,803	Prosperity Bancshares, Inc.	93,161
9,776	Regions Financial Corp.	93,752
705	Signature Bank/NY*	94,110
1,655	Simmons First National Corp., Class A	72,605
1,363	Southside Bancshares, Inc.	35,493
2,731	State Bank Financial Corp.	55,166
7,351	Sterling Bancorp/DE	103,135
2,365	SunTrust Banks, Inc.	95,475
713	SVB Financial Group*	89,182
3,382	Synovus Financial Corp.	102,914
6,077	Talmer Bancorp, Inc., Class A	98,751
6,095	TCF Financial Corp.	94,594
1,726	Texas Capital Bancshares, Inc.*	92,962
4,102	Trustmark Corp.	94,469
1,804	UMB Financial Corp.	90,435
5,549	Umpqua Holdings Corp.	92,724
2,649	United Bankshares, Inc./WV	99,126
3,790	United Community Banks, Inc./GA	74,170
10,241	Valley National Bancorp	96,880
2,581	Webster Financial Corp.	91,316
2,065	Westamerica Bancorp.	93,214
3,021	Western Alliance Bancorp.*	92,201
5,227	Wilshire Bancorp, Inc.	55,824
1,946	Wintrust Financial Corp.	99,246
3,237	Zions Bancorp.	93,873
		7,664,736
	Total Common Stocks (Cost $8,162,168)	7,664,736

Principal Amount		Value
	Repurchase Agreements (a)(b) — 9.1%
$852,001	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $852,003	852,001
	Total Repurchase Agreements (Cost $852,001)	852,001

	Total Investment Securities (Cost $9,014,169) — 91.4%	8,516,737
	Other assets less liabilities — 8.6%	798,974
	Net Assets — 100.0%	$9,315,711

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $627,627.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,659
Aggregate gross unrealized depreciation	(572,246)
Net unrealized depreciation	$(550,587)
Federal income tax cost of investments	$9,067,324

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra S&P Regional Banking had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$1,529,897	11/07/16	Bank of America, N.A.	0.19%	S&P Regional Banks Select Industry Index	$180,016
510,183	11/07/16	Deutsche Bank AG	0.15%	S&P Regional Banks Select Industry Index	46,916
1,035,345	11/07/16	Morgan Stanley & Co. International PLC	0.19%	S&P Regional Banks Select Industry Index	15,100
7,238,338	05/08/17	Societe Generale	0.59%	S&P Regional Banks Select Industry Index	459,554
672,237	11/07/16	UBS AG	0.54%	S&P Regional Banks Select Industry Index	108,724
$10,986,000					$810,310

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.7%
	Communications Equipment — 0.3%

1,403	InterDigital, Inc.	$69,406

	Semiconductors & Semiconductor Equipment — 78.4%

24,508	Advanced Micro Devices, Inc.*	44,359
11,709	Altera Corp.	568,472
12,193	Analog Devices, Inc.	681,101
47,894	Applied Materials, Inc.	770,375
16,231	Atmel Corp.	132,607
10,104	Avago Technologies Ltd.	1,272,801
21,149	Broadcom Corp., Class A	1,092,769
2,151	Cavium, Inc.*	146,311
4,243	Cree, Inc.*	115,494
12,907	Cypress Semiconductor Corp.*	129,070
4,528	Fairchild Semiconductor International, Inc.*	61,581
5,770	Integrated Device Technology, Inc.*	109,572
184,486	Intel Corp.	5,265,230
6,219	KLA-Tencor Corp.	311,634
6,157	Lam Research Corp.	448,045
9,312	Linear Technology Corp.	375,087
16,734	Marvell Technology Group Ltd.	188,592
11,002	Maxim Integrated Products, Inc.	370,437
8,179	Microchip Technology, Inc.	347,608
41,895	Micron Technology, Inc.*	687,497
3,701	Microsemi Corp.*	117,544
19,876	NVIDIA Corp.	446,812
16,691	ON Semiconductor Corp.*	159,483
5,811	Qorvo, Inc.*	322,569
2,584	Semtech Corp.*	43,799
1,545	Silicon Laboratories, Inc.*	67,177
7,432	Skyworks Solutions, Inc.	649,185
11,337	SunEdison, Inc.*	117,905
1,432	Synaptics, Inc.*	100,369
8,343	Teradyne, Inc.	150,508
40,458	Texas Instruments, Inc.	1,935,511
10,056	Xilinx, Inc.	421,246
		17,650,750
	Total Common Stocks (Cost $18,474,309)	17,720,156

Principal Amount
	Repurchase Agreements (a)(b) — 33.0%
$7,436,387	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $7,436,415	7,436,387
	Total Repurchase Agreements (Cost $7,436,387)	7,436,387

	Total Investment Securities (Cost $25,910,696) — 111.7%	25,156,543
	Liabilities in excess of other assets — (11.7%)	(2,643,013)
	Net Assets — 100.0%	$22,513,530

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $7,469,556.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,325,104
Aggregate gross unrealized depreciation	(2,310,566)
Net unrealized depreciation	$(985,462)
Federal income tax cost of investments	$26,142,005

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$7,587,621	11/07/16	Bank of America, N.A.	0.59%	Dow Jones U.S. SemiconductorsSM Index	$(258,168)
367,547	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. SemiconductorsSM Index	(23,956)
10,164,423	01/06/16	Deutsche Bank AG	0.45%	Dow Jones U.S. SemiconductorsSM Index	(1,462,258)
5,807,978	11/07/16	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. SemiconductorsSM Index	(733,035)
2,783,786	11/07/16	Societe Generale	0.59%	Dow Jones U.S. SemiconductorsSM Index	(231,365)
669,316	12/07/15	UBS AG	0.54%	Dow Jones U.S. SemiconductorsSM Index	13,306
$27,380,671					$(2,695,476)

(1)                   Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 64.4%
	Commercial Services & Supplies — 0.1%

4,731	Pitney Bowes, Inc.	$93,721

	Communications Equipment — 5.9%

3,113	ARRIS Group, Inc.*	82,246
10,138	Brocade Communications Systems, Inc.	107,970
2,753	Ciena Corp.*	61,557
119,343	Cisco Systems, Inc.	3,088,597
2,933	CommScope Holding Co., Inc.*	94,883
1,020	EchoStar Corp., Class A*	45,492
1,688	F5 Networks, Inc.*	204,940
2,439	Finisar Corp.*	37,634
2,892	Harris Corp.	222,163
846	InterDigital, Inc.	41,852
8,245	Juniper Networks, Inc.	211,979
1,101	Lumentum Holdings, Inc.*	21,734
4,356	Motorola Solutions, Inc.	282,356
1,629	Palo Alto Networks, Inc.*	267,514
827	Plantronics, Inc.	43,963
3,169	Polycom, Inc.*	34,098
38,240	QUALCOMM, Inc.	2,163,619
1,027	ViaSat, Inc.*	60,357
5,495	Viavi Solutions, Inc.*	29,508
		7,102,462
	Electronic Equipment, Instruments & Components — 0 .6%

3,302	CDW Corp.	131,254
29,533	Corning, Inc.	508,263
3,666	Ingram Micro, Inc., Class A	99,202
861	Tech Data Corp.*	56,172
		794,891
	Health Care Technology — 0.6%

3,991	Allscripts Healthcare Solutions, Inc.*	54,956
903	athenahealth, Inc.*	120,072
7,186	Cerner Corp.*	443,807
1,297	Medidata Solutions, Inc.*	62,282
		681,117
	Household Durables — 0.1%

2,828	Garmin Ltd.	106,361

	Internet Software & Services — 13.0%

4,189	Akamai Technologies, Inc.*	298,718
296	Box, Inc., Class A*	3,990
25,939	eBay, Inc.*	703,206
49,424	Facebook, Inc., Class A*	4,419,988
6,718	Google, Inc., Class A*	4,352,055
6,734	Google, Inc., Class C*	4,163,296
1,776	IAC/InterActiveCorp	123,965
1,071	j2 Global, Inc.	74,520
4,367	Pandora Media, Inc.*	78,344
2,783	Rackspace Hosting, Inc.*	84,631
12,446	Twitter, Inc.*	345,874
2,458	VeriSign, Inc.*	169,455
20,480	Yahoo!, Inc.*	660,275
1,030	Zillow Group, Inc., Class A*	26,141
2,064	Zillow Group, Inc., Class C*	50,898
		15,555,356
	IT Services — 4.3%

3,644	Amdocs Ltd.	208,473
566	CACI International, Inc., Class A*	44,386
14,326	Cognizant Technology Solutions Corp., Class A*	901,678
3,232	Computer Sciences Corp.	200,352
661	DST Systems, Inc.	67,700
1,948	Gartner, Inc.*	166,573
21,491	International Business Machines Corp.	3,178,304
1,468	Leidos Holdings, Inc.	61,773
928	Science Applications International Corp.	45,259
3,330	Teradata Corp.*	97,336
3,408	Vantiv, Inc., Class A*	150,088
2,683	VeriFone Systems, Inc.*	83,817
		5,205,739
	Semiconductors & Semiconductor Equipment — 8.9%

14,789	Advanced Micro Devices, Inc.*	26,768
7,064	Altera Corp.	342,957
7,358	Analog Devices, Inc.	411,018
28,900	Applied Materials, Inc.	464,856
9,795	Atmel Corp.	80,025
6,095	Avago Technologies Ltd.	767,787
12,760	Broadcom Corp., Class A	659,309
1,298	Cavium, Inc.*	88,290
2,560	Cree, Inc.*	69,683
7,787	Cypress Semiconductor Corp.*	77,870
2,732	Fairchild Semiconductor International, Inc.*	37,155
3,482	Integrated Device Technology, Inc.*	66,123
111,320	Intel Corp.	3,177,073
3,752	KLA-Tencor Corp.	188,013
3,714	Lam Research Corp.	270,268
5,620	Linear Technology Corp.	226,374
10,097	Marvell Technology Group Ltd.	113,793
6,637	Maxim Integrated Products, Inc.	223,468
4,934	Microchip Technology, Inc.	209,695
25,280	Micron Technology, Inc.*	414,845
2,236	Microsemi Corp.*	71,015
11,995	NVIDIA Corp.	269,648
10,071	ON Semiconductor Corp.*	96,228
3,505	Qorvo, Inc.*	194,563
1,560	Semtech Corp.*	26,442
931	Silicon Laboratories, Inc.*	40,480
4,486	Skyworks Solutions, Inc.	391,852
6,843	SunEdison, Inc.*	71,167
865	Synaptics, Inc.*	60,628
5,035	Teradyne, Inc.	90,831
24,413	Texas Instruments, Inc.	1,167,918
6,067	Xilinx, Inc.	254,147
		10,650,289
	Software — 14.9%

2,740	ACI Worldwide, Inc.*	58,444
11,153	Adobe Systems, Inc.*	876,291
2,108	ANSYS, Inc.*	186,769
2,070	Aspen Technology, Inc.*	78,391
5,342	Autodesk, Inc.*	249,738
7,430	CA, Inc.	202,765
6,867	Cadence Design Systems, Inc.*	137,477
3,762	CDK Global, Inc.	186,369
3,761	Citrix Systems, Inc.*	256,162
998	CommVault Systems, Inc.*	35,768
731	Fair Isaac Corp.	62,552
3,343	Fortinet, Inc.*	140,874
1,647	Guidewire Software, Inc.*	92,084
6,469	Intuit, Inc.	554,717
1,733	Manhattan Associates, Inc.*	101,346
2,321	Mentor Graphics Corp.	59,975
189,824	Microsoft Corp.	8,261,140
838	NetSuite, Inc.*	74,456
5,820	Nuance Communications, Inc.*	95,855
74,806	Oracle Corp.	2,774,555
2,701	PTC, Inc.*	89,457

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 64.4% (continued)
2,144	Qlik Technologies, Inc.*	$81,172
4,301	Red Hat, Inc.*	310,575
2,072	Rovi Corp.*	22,937
14,307	salesforce.com, Inc.*	992,333
3,211	ServiceNow, Inc.*	227,853
1,561	SolarWinds, Inc.*	62,050
1,574	Solera Holdings, Inc.	75,820
2,939	Splunk, Inc.*	182,130
1,755	SS&C Technologies Holdings, Inc.	118,884
15,974	Symantec Corp.	327,307
3,639	Synopsys, Inc.*	170,778
970	Tableau Software, Inc., Class A*	91,345
790	Tyler Technologies, Inc.*	109,052
671	Ultimate Software Group, Inc. (The)*	118,223
1,441	Verint Systems, Inc.*	76,849
2,023	VMware, Inc., Class A*	160,120
2,268	Workday, Inc., Class A*	159,350
		17,861,963
	Technology Hardware, Storage & Peripherals — 16.0%

2,466	3D Systems Corp.*	33,858
135,186	Apple, Inc.	15,243,573
1,521	Diebold, Inc.	47,334
1,103	Electronics For Imaging, Inc.*	48,278
45,574	EMC Corp.	1,133,426
42,388	Hewlett-Packard Co.	1,189,407
1,438	Lexmark International, Inc., Class A	43,111
3,975	NCR Corp.*	99,733
7,314	NetApp, Inc.	233,756
4,877	SanDisk Corp.	266,089
7,448	Seagate Technology PLC	382,827
5,095	Western Digital Corp.	417,586
		19,138,978
	Total Common Stocks (Cost $80,619,286)	77,190,877

Principal Amount
	Repurchase Agreements (a)(b) — 3.0%
$3,588,894	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,588,907	3,588,894
	Total Repurchase Agreements (Cost $3,588,894)	3,588,894

	Total Investment Securities (Cost $84,208,180) — 67.4%	80,779,771
	Other assets less liabilities — 32.6%	39,038,278
	Net Assets — 100.0%	$119,818,049

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $46,987,784.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,932,131
Aggregate gross unrealized depreciation	(7,387,571)
Net unrealized depreciation	$(3,455,440)
Federal income tax cost of investments	$84,235,211

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$3,167,120	11/06/15	Bank of America, N.A.	0.59%	Dow Jones U.S. TechnologySM Index	$3,344,785
9,268,297	11/06/15	Bank of America, N.A.	0.13%	iShares® U.S. Technology ETF	6,356,360
9,405,497	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. TechnologySM Index	5,539,981
7,213,967	04/06/16	Credit Suisse International	0.49%	Dow Jones U.S. TechnologySM Index	942,639
16,333,842	01/06/16	Deutsche Bank AG	0.35%	Dow Jones U.S. TechnologySM Index	6,948,150
4,190,749	11/07/16	Goldman Sachs International	0.18%	iShares® U.S. Technology ETF	276,387
53,494,880	11/07/16	Goldman Sachs International	0.65%	Dow Jones U.S. TechnologySM Index	3,596,403
4,425,033	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. TechnologySM Index	2,336,593
31,776,578	01/06/17	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Technology ETF	1,987,470
6,078,083	11/06/15	Societe Generale	0.59%	Dow Jones U.S. TechnologySM Index	5,958,131
17,338,235	12/07/15	UBS AG	0.49%	Dow Jones U.S. TechnologySM Index	847,638
$162,692,281					$38,134,537

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.3%
	Communications Equipment — 2.5%

13,847	Ruckus Wireless, Inc.*	$156,748

	Diversified Telecommunication Services — 54.3%

18,220	8x8, Inc.*	140,841
18,432	AT&T, Inc.	611,942
2,318	Atlantic Tele-Network, Inc.	165,621
10,125	CenturyLink, Inc.	273,780
42,930	Cincinnati Bell, Inc.*	147,250
8,244	Consolidated Communications Holdings, Inc.	160,840
50,897	Frontier Communications Corp.	258,048
9,059	General Communication, Inc., Class A*	152,644
68,638	Globalstar, Inc.*	120,803
15,737	inContact, Inc.*	118,814
16,113	Iridium Communications, Inc.*	120,042
5,726	Level 3 Communications, Inc.*	256,124
11,577	Verizon Communications, Inc.	532,658
34,264	Vonage Holdings Corp.*	190,165
21,913	Windstream Holdings, Inc.	157,555
		3,407,127
	Wireless Telecommunication Services — 24.5%

2,684	SBA Communications Corp., Class A*	317,249
4,901	Shenandoah Telecommunications Co.	189,619
8,069	Spok Holdings, Inc.	133,219
50,384	Sprint Corp.*	254,943
7,209	Telephone & Data Systems, Inc.	205,024
7,462	T-Mobile US, Inc.*	295,570
3,839	United States Cellular Corp.*	141,736
		1,537,360
	Total Common Stocks (Cost $5,140,082)	5,101,235

No. of Rights
	Right — 0.3%
6,893	Leap Wireless International, Inc.*^(c)	17,371
		17,371
	Total Right (Cost $—)	17,371

Principal Amount
	Repurchase Agreements (a)(b) — 6.7%
$419,557	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $419,558	419,557
	Total Repurchase Agreements (Cost $419,557)	419,557

	Total Investment Securities (Cost $5,559,639) — 88.3%	5,538,163
	Other assets less liabilities — 11.7%	732,133
	Net Assets — 100.0%	$6,270,296

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $17,371 or 0.28% of net assets.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,163,512.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)          Security has been deemed illiquid at August 31, 2015.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$376,466
Aggregate gross unrealized depreciation	(398,885)
Net unrealized depreciation	$(22,419)
Federal income tax cost of investments	$5,560,582

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$508,334	11/06/15	Bank of America, N.A.	(0.12)%	iShares® U.S. Telecommunications ETF	$(11,965)
856,799	11/06/15	Bank of America, N.A.	0.34%	Dow Jones U.S. Select TelecommunicationsSM Index	213,647
2,971,706	09/07/16	Citibank, N.A.	0.45%	Dow Jones U.S. Select TelecommunicationsSM Index	82,646
177,736	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. Select TelecommunicationsSM Index	3,746
772,541	11/06/15	Deutsche Bank AG	0.05%	iShares® U.S. Telecommunications ETF	8,162
1,026,713	03/07/16	Deutsche Bank AG	0.35%	Dow Jones U.S. Select TelecommunicationsSM Index	113,313
224,856	11/06/15	Goldman Sachs International	0.65%	Dow Jones U.S. Select TelecommunicationsSM Index	781
52,509	11/07/16	Morgan Stanley & Co. International PLC	0.04%	iShares® U.S. Telecommunications ETF	358
68,387	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Select TelecommunicationsSM Index	2,251
311,538	11/06/15	Societe Generale	0.59%	Dow Jones U.S. Select TelecommunicationsSM Index	15,506
474,518	02/08/16	UBS AG	0.39%	Dow Jones U.S. Select TelecommunicationsSM Index	282,186
$7,445,637					$710,631

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 80.5%
	Electric Utilities — 42.5%

1,234	ALLETE, Inc.	$58,960
13,476	American Electric Power Co., Inc.	731,612
1,664	Cleco Corp.	89,157
19,021	Duke Energy Corp.	1,348,779
8,961	Edison International	524,039
1,115	El Paso Electric Co.	39,471
4,938	Entergy Corp.	322,600
8,737	Eversource Energy	412,736
23,689	Exelon Corp.	728,674
11,608	FirstEnergy Corp.	370,992
4,251	Great Plains Energy, Inc.	105,935
2,955	Hawaiian Electric Industries, Inc.	83,538
1,385	IDACORP, Inc.	82,227
4,269	ITC Holdings Corp.	139,596
12,216	NextEra Energy, Inc.	1,202,177
6,954	Pepco Holdings, Inc.	159,803
3,046	Pinnacle West Capital Corp.	181,328
2,191	PNM Resources, Inc.	56,111
2,442	Portland General Electric Co.	84,347
18,377	PPL Corp.	569,503
24,982	Southern Co. (The)	1,084,469
1,566	UIL Holdings Corp.	71,300
3,885	Westar Energy, Inc.	141,997
13,943	Xcel Energy, Inc.	470,297
		9,059,648
	Gas Utilities — 5.3%

3,299	AGL Resources, Inc.	201,206
2,778	Atmos Energy Corp.	152,207
2,322	National Fuel Gas Co.	125,295
2,354	New Jersey Resources Corp.	66,547
1,446	ONE Gas, Inc.	62,135
2,172	Piedmont Natural Gas Co., Inc.	83,796
4,833	Questar Corp.	93,325
1,875	South Jersey Industries, Inc.	45,187
1,288	Southwest Gas Corp.	70,956
4,745	UGI Corp.	161,710
1,367	WGL Holdings, Inc.	74,091
		1,136,455
	Independent Power and Renewable Electricity Producers — 3.1%

18,771	AES Corp. (The)	225,252
9,422	Calpine Corp.*	150,187
2,960	Dynegy, Inc.*	76,220
9,173	NRG Energy, Inc.	182,726
2,293	Talen Energy Corp.*	32,675
		667,060
	Multi-Utilities — 27.8%

3,107	Alliant Energy Corp.	176,074
6,674	Ameren Corp.	268,895
1,576	Avista Corp.	49,471
1,233	Black Hills Corp.	49,049
11,833	CenterPoint Energy, Inc.	220,330
7,591	CMS Energy Corp.	248,833
8,056	Consolidated Edison, Inc.	506,803
16,324	Dominion Resources, Inc.	1,138,599
4,932	DTE Energy Co.	384,992
8,730	NiSource, Inc.	146,577
1,294	NorthWestern Corp.	66,822
13,206	PG&E Corp.	654,753
13,915	Public Service Enterprise Group, Inc.	560,079
3,931	SCANA Corp.	207,911
6,401	Sempra Energy	607,135
6,467	TECO Energy, Inc.	136,260
2,273	Vectren Corp.	91,443
8,667	WEC Energy Group, Inc.	412,982
		5,927,008
	Water Utilities — 1.8%

4,945	American Water Works Co., Inc.	256,844
4,870	Aqua America, Inc.	123,503
		380,347
	Total Common Stocks (Cost $19,785,033)	17,170,518

Principal Amount
	Repurchase Agreements (a)(b) — 16.4%
$3,498,137	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $3,498,150	3,498,137
	Total Repurchase Agreements (Cost $3,498,137)	3,498,137

	Total Investment Securities (Cost $23,283,170) — 96.9%	20,668,655
	Other assets less liabilities — 3.1%	665,290
	Net Assets — 100.0%	$21,333,945

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $6,539,062.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,798
Aggregate gross unrealized depreciation	(2,643,917)
Net unrealized depreciation	$(2,623,119)
Federal income tax cost of investments	$23,291,774

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,133,988	11/06/15	Bank of America, N.A.	0.49%	Dow Jones U.S. UtilitiesSM Index	$175,539
4,322,135	11/06/15	Bank of America, N.A.	0.03%	iShares® U.S. Utilities ETF	(142,207)
1,088,005	04/06/16	Credit Suisse International	0.49%	Dow Jones U.S. UtilitiesSM Index	712,277
8,721,715	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. UtilitiesSM Index	438,343
486,286	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. UtilitiesSM Index	223,908
881,840	11/07/16	Morgan Stanley & Co. International PLC	0.04%	iShares® U.S. Utilities ETF	(41,458)
1,964,533	11/06/15	Societe Generale	0.59%	Dow Jones U.S. UtilitiesSM Index	412,272
4,988,752	11/07/16	UBS AG	0.49%	Dow Jones U.S. UtilitiesSM Index	(1,311,571)
$25,587,254					$467,103

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks — 72.4%
	Biotechnology — 57.3%

3,752	ACADIA Pharmaceuticals, Inc.*	$137,436
1,227	Acceleron Pharma, Inc.*	35,558
5,102	Achillion Pharmaceuticals, Inc.*	37,704
1,601	Acorda Therapeutics, Inc.*	51,184
1,069	Aegerion Pharmaceuticals, Inc.*	18,911
1,395	Agios Pharmaceuticals, Inc.*	120,528
1,079	Akebia Therapeutics, Inc.*	7,510
1,613	Alder Biopharmaceuticals, Inc.*	62,504
7,135	Alexion Pharmaceuticals, Inc.*	1,228,576
5,560	Alkermes PLC*	331,154
3,153	Alnylam Pharmaceuticals, Inc.*	324,475
1,274	AMAG Pharmaceuticals, Inc.*	79,676
13,222	Amgen, Inc.	2,006,835
4,419	Amicus Therapeutics, Inc.*	63,545
1,637	Anacor Pharmaceuticals, Inc.*	213,481
9,055	Arena Pharmaceuticals, Inc.*	24,539
7,054	ARIAD Pharmaceuticals, Inc.*	66,590
5,277	Array BioPharma, Inc.*	31,134
955	Avalanche Biotechnologies, Inc.*	9,989
2,713	BioCryst Pharmaceuticals, Inc.*	31,579
5,204	Biogen, Inc.*	1,547,149
5,998	BioMarin Pharmaceutical, Inc.*	775,181
1,357	Bluebird Bio, Inc.*	180,576
1,016	Cara Therapeutics, Inc.*	19,263
18,054	Celgene Corp.*	2,131,816
894	Celladon Corp.*	1,001
3,685	Celldex Therapeutics, Inc.*	54,685
1,634	ChemoCentryx, Inc.*	10,752
1,715	Chimerix, Inc.*	83,932
1,426	Clovis Oncology, Inc.*	111,028
813	Concert Pharmaceuticals, Inc.*	12,667
5,450	Dyax Corp.*	125,459
699	Enanta Pharmaceuticals, Inc.*	27,289
1,542	Epizyme, Inc.*	30,840
8,268	Exelixis, Inc.*	49,195
960	Five Prime Therapeutics, Inc.*	18,307
1,282	Foundation Medicine, Inc.*	30,178
1,207	Genomic Health, Inc.*	33,217
5,914	Geron Corp.*	17,919
18,402	Gilead Sciences, Inc.	1,933,498
3,040	Grifols S.A. (ADR)	92,082
4,761	Halozyme Therapeutics, Inc.*	83,127
3,224	ImmunoGen, Inc.*	43,395
3,496	Immunomedics, Inc.*	7,551
6,697	Incyte Corp.*	778,124
1,835	Infinity Pharmaceuticals, Inc.*	16,185
2,687	Inovio Pharmaceuticals, Inc.*	20,126
2,301	Insmed, Inc.*	56,236
2,672	Insys Therapeutics, Inc.*	86,626
900	Intercept Pharmaceuticals, Inc.*	170,784
4,711	Ironwood Pharmaceuticals, Inc.*	51,821
4,479	Isis Pharmaceuticals, Inc.*	224,756
1,335	Karyopharm Therapeutics, Inc.*	18,503
1,611	Kite Pharma, Inc.*	85,657
966	KYTHERA Biopharmaceuticals, Inc.*	72,180
3,876	Lexicon Pharmaceuticals, Inc.*	46,279
735	Ligand Pharmaceuticals, Inc.*	67,576
1,259	MacroGenics, Inc.*	33,175
15,322	MannKind Corp.*	58,070
2,944	Medivation, Inc.*	259,249
4,116	Merrimack Pharmaceuticals, Inc.*	41,530
2,549	Momenta Pharmaceuticals, Inc.*	49,731
2,598	Myriad Genetics, Inc.*	97,581
3,195	Neurocrine Biosciences, Inc.*	148,184
1,070	NewLink Genetics Corp.*	48,054
10,027	Novavax, Inc.*	107,991
1,123	OncoMed Pharmaceuticals, Inc.*	22,000
1,283	Ophthotech Corp.*	56,490
4,684	Orexigen Therapeutics, Inc.*	12,975
1,287	Osiris Therapeutics, Inc.*	23,166
6,139	PDL BioPharma, Inc.	34,685
1,947	Portola Pharmaceuticals, Inc.*	91,821
2,606	Progenics Pharmaceuticals, Inc.*	19,102
1,171	Prothena Corp. PLC*	67,368
1,266	PTC Therapeutics, Inc.*	48,349
1,917	QLT, Inc.*	6,556
1,601	Radius Health, Inc.*	97,437
3,011	Raptor Pharmaceutical Corp.*	36,523
3,627	Regeneron Pharmaceuticals, Inc.*	1,862,464
1,908	Regulus Therapeutics, Inc.*	15,894
1,229	Repligen Corp.*	41,884
1,307	Retrophin, Inc.*	35,838
1,062	Sage Therapeutics, Inc.*	57,359
2,603	Sangamo BioSciences, Inc.*	19,679
1,551	Sarepta Therapeutics, Inc.*	55,371
4,672	Seattle Genetics, Inc.*	188,141
2,088	Sinovac Biotech Ltd.*	10,837
2,506	Spectrum Pharmaceuticals, Inc.*	18,219
4,207	Synergy Pharmaceuticals, Inc.*	29,449
5,029	Synta Pharmaceuticals Corp.*	10,058
1,343	Ultragenyx Pharmaceutical, Inc.*	149,906
1,729	United Therapeutics Corp.*	260,422
1,564	Vanda Pharmaceuticals, Inc.*	18,440
1,367	Verastem, Inc.*	8,325
1,094	Versartis, Inc.*	14,189
8,052	Vertex Pharmaceuticals, Inc.*	1,026,791
4,408	XOMA Corp.*	3,663
1,006	Zafgen, Inc.*	36,739
		19,221,573
	Health Care Equipment & Supplies — 0.1%

3,567	Cerus Corp.*	17,692

	Life Sciences Tools & Services — 4.4%

2,893	Affymetrix, Inc.*	26,992
1,238	Albany Molecular Research, Inc.*	24,686
1,390	Bio-Techne Corp.	131,327
1,884	Compugen Ltd.*	9,269
5,013	Illumina, Inc.*	990,619
1,610	Luminex Corp.*	29,334
2,790	Pacific Biosciences of California, Inc.*	13,894
8,706	QIAGEN N.V.*	228,271
4,418	Sequenom, Inc.*	9,499
		1,463,891
	Pharmaceuticals — 10.6%

1,658	AcelRx Pharmaceuticals, Inc.*	7,096
951	Aerie Pharmaceuticals, Inc.*	15,035
4,281	Akorn, Inc.*	170,341
1,661	Alimera Sciences, Inc.*	5,548
1,674	Amphastar Pharmaceuticals, Inc.*	21,544
427	ANI Pharmaceuticals, Inc.*	20,825
1,306	Aratana Therapeutics, Inc.*	23,064
1,630	Cempra, Inc.*	56,072
2,243	Depomed, Inc.*	60,404
7,788	Endo International PLC*	599,676
1,569	Endocyte, Inc.*	8,269
1,469	Flamel Technologies S.A. (ADR)*	32,538
561	GW Pharmaceuticals PLC (ADR)*	59,662
5,780	Horizon Pharma PLC*	168,892
2,683	Impax Laboratories, Inc.*	109,896
2,285	Jazz Pharmaceuticals PLC*	385,754
2,478	Medicines Co. (The)*	101,598
14,223	Mylan N.V.*	705,319
4,920	Nektar Therapeutics*	54,366

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks — 72.4% (continued)
1,415	Omeros Corp.*	$19,937
1,363	Pacira Pharmaceuticals, Inc.*	78,441
2,274	Pernix Therapeutics Holdings, Inc.*	10,961
1,211	POZEN, Inc.*	10,572
1,551	Relypsa, Inc.*	35,611
896	Revance Therapeutics, Inc.*	27,113
1,200	Sagent Pharmaceuticals, Inc.*	23,976
1,856	SciClone Pharmaceuticals, Inc.*	14,588
1,853	Shire PLC (ADR)	429,896
1,689	Sucampo Pharmaceuticals, Inc., Class A*	45,366
1,787	Supernus Pharmaceuticals, Inc.*	32,434
1,352	Tetraphase Pharmaceuticals, Inc.*	58,690
1,264	Theravance Biopharma, Inc.*	18,404
4,372	Theravance, Inc.	60,814
3,884	VIVUS, Inc.*	4,389
2,348	XenoPort, Inc.*	15,849
935	ZS Pharma, Inc.*	47,835
		3,540,775
	Total Common Stocks (Cost $26,542,285)	24,243,931

Principal Amount
	Repurchase Agreements (a) — 14.3%
$4,807,129	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $4,807,145	4,807,129
	Total Repurchase Agreements (Cost $4,807,129)	4,807,129

	Total Investment Securities (Cost $31,349,414) — 86.7%	29,051,060
	Other assets less liabilities — 13.3%	4,467,866
	Net Assets — 100.0%	$33,518,926

*	Non-income producing security.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,651
Aggregate gross unrealized depreciation	(2,493,754)
Net unrealized depreciation	$(2,314,103)
Federal income tax cost of investments	$31,365,163

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$33,189,260	01/06/17	Bank of America, N.A.	0.34%	NASDAQ Biotechnology Index®	$1,256,302
42,941,282	05/08/17	Societe Generale	0.09%	NASDAQ Biotechnology Index®	2,184,675
183,041	11/07/16	UBS AG	0.19%	NASDAQ Biotechnology Index®	(207,040)
$76,313,583					$3,233,937

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Financials

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 59.4%
	Banks — 18.6%

262	Associated Banc-Corp	$4,810
148	BancorpSouth, Inc.	3,516
18,042	Bank of America Corp.	294,806
75	Bank of Hawaii Corp.	4,655
178	BankUnited, Inc.	6,344
1,335	BB&T Corp.	49,288
37	BOK Financial Corp.	2,341
128	Cathay General Bancorp	3,793
299	CIT Group, Inc.	12,989
5,213	Citigroup, Inc.	278,791
692	Citizens Financial Group, Inc.	17,175
83	City National Corp./CA	7,286
306	Comerica, Inc.	13,464
144	Commerce Bancshares, Inc./MO	6,453
94	Cullen/Frost Bankers, Inc.	6,078
249	East West Bancorp, Inc.	10,062
1,391	Fifth Third Bancorp	27,709
110	First Financial Bankshares, Inc.	3,425
401	First Horizon National Corp.	5,827
605	First Niagara Financial Group, Inc.	5,596
229	First Republic Bank/CA	13,811
285	FirstMerit Corp.	5,119
299	FNB Corp./PA	3,755
304	Fulton Financial Corp.	3,697
130	Glacier Bancorp, Inc.	3,381
134	Hancock Holding Co.	3,763
1,389	Huntington Bancshares, Inc./OH	15,154
58	IBERIABANK Corp.	3,532
99	International Bancshares Corp.	2,539
586	Investors Bancorp, Inc.	6,903
6,375	JPMorgan Chase & Co.	408,638
1,457	KeyCorp	20,019
228	M&T Bank Corp.	26,959
111	MB Financial, Inc.	3,656
168	PacWest Bancorp	7,164
531	People’s United Financial, Inc.	8,231
890	PNC Financial Services Group, Inc. (The)	81,097
178	Popular, Inc.*	5,226
122	PrivateBancorp, Inc.	4,618
103	Prosperity Bancshares, Inc.	5,322
2,303	Regions Financial Corp.	22,086
87	Signature Bank/NY*	11,614
887	SunTrust Banks, Inc.	35,808
88	SVB Financial Group*	11,007
229	Synovus Financial Corp.	6,968
290	TCF Financial Corp.	4,501
79	Texas Capital Bancshares, Inc.*	4,255
116	Trustmark Corp.	2,671
3,046	U.S. Bancorp	128,998
70	UMB Financial Corp.	3,509
379	Umpqua Holdings Corp.	6,333
110	United Bankshares, Inc./WV	4,116
379	Valley National Bancorp	3,585
156	Webster Financial Corp.	5,519
8,050	Wells Fargo & Co.	429,307
81	Wintrust Financial Corp.	4,131
349	Zions Bancorp.	10,121
		2,091,521
	Capital Markets — 6.6%

94	Affiliated Managers Group, Inc.*	17,525
312	Ameriprise Financial, Inc.	35,153
1,927	Bank of New York Mellon Corp. (The)	76,695
218	BlackRock, Inc.	65,939
1,986	Charles Schwab Corp. (The)	60,335
498	E*TRADE Financial Corp.*	13,092
203	Eaton Vance Corp.	7,038
164	Federated Investors, Inc., Class B	5,084
89	Financial Engines, Inc.	2,889
670	Franklin Resources, Inc.	27,189
690	Goldman Sachs Group, Inc. (The)	130,134
740	Invesco Ltd.	25,241
254	Janus Capital Group, Inc.	3,780
168	Legg Mason, Inc.	7,447
128	LPL Financial Holdings, Inc.	5,148
2,640	Morgan Stanley	90,948
377	Northern Trust Corp.	26,330
333	NorthStar Asset Management Group, Inc./NY	5,594
220	Raymond James Financial, Inc.	11,658
223	SEI Investments Co.	11,279
707	State Street Corp.	50,847
117	Stifel Financial Corp.*	5,452
451	T. Rowe Price Group, Inc.	32,418
467	TD Ameritrade Holding Corp.	15,626
145	Waddell & Reed Financial, Inc., Class A	5,665
		738,506
	Consumer Finance — 2.5%

753	Ally Financial, Inc.*	16,460
1,501	American Express Co.	115,157
939	Capital One Financial Corp.	73,007
760	Discover Financial Services	40,835
668	Navient Corp.	8,544
83	PRA Group, Inc.*	4,423
174	Santander Consumer USA Holdings, Inc.*	3,908
731	SLM Corp.*	6,199
215	Synchrony Financial*	7,084
		275,617
	Diversified Financial Services — 5.8%

3,133	Berkshire Hathaway, Inc., Class B*	419,947
143	CBOE Holdings, Inc.	9,046
545	CME Group, Inc.	51,470
138	FNFV Group*	1,997
192	Intercontinental Exchange, Inc.	43,855
64	MarketAxess Holdings, Inc.	5,787
470	McGraw Hill Financial, Inc.	45,585
306	Moody’s Corp.	31,307
193	MSCI, Inc.	11,680
203	NASDAQ OMX Group, Inc. (The)	10,391
370	Voya Financial, Inc.	15,940
		647,005
	Insurance — 9.9%

561	ACE Ltd.	57,312
745	Aflac, Inc.	43,657
28	Alleghany Corp.*	13,154
164	Allied World Assurance Co. Holdings AG	6,550
703	Allstate Corp. (The)	40,971
127	American Financial Group, Inc./OH	8,771
2,291	American International Group, Inc.	138,239
484	Aon PLC	45,225
213	Arch Capital Group Ltd.*	14,544
289	Arthur J. Gallagher & Co.	12,635
106	Aspen Insurance Holdings Ltd.	4,866
117	Assurant, Inc.	8,699
259	Assured Guaranty Ltd.	6,542
173	Axis Capital Holdings Ltd.	9,688
198	Brown & Brown, Inc.	6,348
395	Chubb Corp. (The)	47,720

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 59.4% (continued)
254	Cincinnati Financial Corp.	$13,292
338	CNO Financial Group, Inc.	6,047
104	Endurance Specialty Holdings Ltd.	6,630
42	Erie Indemnity Co., Class A	3,443
76	Everest Re Group Ltd.	13,361
186	First American Financial Corp.	7,228
477	FNF Group	17,367
854	Genworth Financial, Inc., Class A*	4,424
76	Hanover Insurance Group, Inc. (The)	5,996
721	Hartford Financial Services Group, Inc. (The)	33,130
164	HCC Insurance Holdings, Inc.	12,672
85	Kemper Corp.	3,011
435	Lincoln National Corp.	22,094
510	Loews Corp.	18,589
24	Markel Corp.*	19,770
925	Marsh & McLennan Cos., Inc.	49,700
63	Mercury General Corp.	3,204
1,917	MetLife, Inc.	96,042
414	Old Republic International Corp.	6,504
82	PartnerRe Ltd.	11,350
89	Primerica, Inc.	3,782
471	Principal Financial Group, Inc.	23,715
95	ProAssurance Corp.	4,582
917	Progressive Corp. (The)	27,473
778	Prudential Financial, Inc.	62,785
114	Reinsurance Group of America, Inc.	10,360
79	RenaissanceRe Holdings Ltd.	8,054
64	RLI Corp.	3,335
73	StanCorp Financial Group, Inc.	8,301
164	Symetra Financial Corp.	5,161
217	Torchmark Corp.	12,686
548	Travelers Cos., Inc. (The)	54,553
429	Unum Group	14,389
145	Validus Holdings Ltd.	6,420
172	W. R. Berkley Corp.	9,336
10	White Mountains Insurance Group Ltd.	7,193
308	Willis Group Holdings PLC	13,272
527	XL Group PLC	19,652
		1,113,824
	IT Services — 3.6%

1,665	MasterCard, Inc., Class A	153,796
3,321	Visa, Inc., Class A	236,788
887	Western Union Co. (The)	16,356
		406,940
	Real Estate Investment Trusts — 11.5%

124	Alexandria Real Estate Equities, Inc.	10,663
193	American Campus Communities, Inc.	6,610
606	American Capital Agency Corp.	11,593
243	American Homes 4 Rent, Class A	3,883
727	American Tower Corp.	67,022
1,628	Annaly Capital Management, Inc.	16,378
268	Apartment Investment & Management Co., Class A	9,656
80	ARMOUR Residential REIT, Inc.	1,710
227	AvalonBay Communities, Inc.	37,469
350	BioMed Realty Trust, Inc.	6,475
264	Boston Properties, Inc.	29,932
309	Brandywine Realty Trust	3,745
149	Camden Property Trust	10,732
145	Care Capital Properties, Inc.*	4,610
293	CBL & Associates Properties, Inc.	4,360
353	Chimera Investment Corp.	4,946
193	Colony Capital, Inc., Class A	4,190
215	Columbia Property Trust, Inc.	4,597
206	Communications Sales & Leasing, Inc.	4,141
162	Corporate Office Properties Trust	3,407
201	Corrections Corp. of America	5,905
354	Cousins Properties, Inc.	3,246
580	Crown Castle International Corp.	48,366
286	CubeSmart	7,233
272	CYS Investments, Inc.	2,124
152	DCT Industrial Trust, Inc.	4,881
515	DDR Corp.	7,874
345	DiamondRock Hospitality Co.	4,057
233	Digital Realty Trust, Inc.	14,754
236	Douglas Emmett, Inc.	6,521
593	Duke Realty Corp.	10,710
114	DuPont Fabros Technology, Inc.	3,047
55	EastGroup Properties, Inc.	2,970
98	EPR Properties	4,987
98	Equinix, Inc.	26,437
223	Equity Commonwealth*	5,729
137	Equity LifeStyle Properties, Inc.	7,639
625	Equity Residential	44,531
112	Essex Property Trust, Inc.	24,037
212	Extra Space Storage, Inc.	15,578
118	Federal Realty Investment Trust	15,231
159	Gaming and Leisure Properties, Inc.	4,919
1,081	General Growth Properties, Inc.	27,436
128	GEO Group, Inc. (The)	3,844
166	Hatteras Financial Corp.	2,694
793	HCP, Inc.	29,389
603	Health Care REIT, Inc.	38,200
172	Healthcare Realty Trust, Inc.	3,939
215	Healthcare Trust of America, Inc., Class A	5,162
162	Highwoods Properties, Inc.	6,146
99	Home Properties, Inc.	7,347
258	Hospitality Properties Trust	6,636
1,302	Host Hotels & Resorts, Inc.	23,084
211	Invesco Mortgage Capital, Inc.	2,870
322	Iron Mountain, Inc.	9,125
151	Kilroy Realty Corp.	9,794
709	Kimco Realty Corp.	16,342
144	Kite Realty Group Trust	3,385
139	Lamar Advertising Co., Class A	7,414
194	LaSalle Hotel Properties	6,103
365	Lexington Realty Trust	2,946
257	Liberty Property Trust	7,900
242	Macerich Co. (The)	18,436
144	Mack-Cali Realty Corp.	2,697
402	Medical Properties Trust, Inc.	4,691
636	MFA Financial, Inc.	4,522
129	Mid-America Apartment Communities, Inc.	10,138
230	National Retail Properties, Inc.	7,993
471	NorthStar Realty Finance Corp.	6,618
276	Omega Healthcare Investors, Inc.	9,323
236	Outfront Media, Inc.	5,341
248	Paramount Group, Inc.	4,077
123	Pebblebrook Hotel Trust	4,681
265	Piedmont Office Realty Trust, Inc., Class A	4,494
302	Plum Creek Timber Co., Inc.	11,624
94	Post Properties, Inc.	5,204
70	Potlatch Corp.	2,311
900	Prologis, Inc.	34,200
250	Public Storage	50,318
218	Rayonier, Inc.	5,014
399	Realty Income Corp.	17,831
145	Redwood Trust, Inc.	2,116
162	Regency Centers Corp.	9,608

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) — 59.4% (continued)
407	Retail Properties of America, Inc., Class A	$5,556
227	RLJ Lodging Trust	6,252
88	Ryman Hospitality Properties, Inc.	4,508
404	Senior Housing Properties Trust	6,343
535	Simon Property Group, Inc.	95,936
171	SL Green Realty Corp.	17,700
62	Sovran Self Storage, Inc.	5,563
758	Spirit Realty Capital, Inc.	7,277
406	Starwood Property Trust, Inc.	8,640
473	Strategic Hotels & Resorts, Inc.*	6,381
87	Sun Communities, Inc.	5,673
359	Sunstone Hotel Investors, Inc.	4,965
165	Tanger Factory Outlet Centers, Inc.	5,221
106	Taubman Centers, Inc.	7,313
630	Two Harbors Investment Corp.	5,960
445	UDR, Inc.	14,374
159	Urban Edge Properties	3,325
568	Ventas, Inc.	31,251
1,555	VEREIT, Inc.	12,658
301	Vornado Realty Trust	26,244
117	Washington Real Estate Investment Trust	2,878
196	Weingarten Realty Investors	6,201
889	Weyerhaeuser Co.	24,839
167	WP Carey, Inc.	9,597
318	WP GLIMCHER, Inc.	3,851
192	Xenia Hotels & Resorts, Inc.	3,552
		1,289,946
	Real Estate Management & Development — 0.5%

78	Alexander & Baldwin, Inc.	2,639
24	Altisource Portfolio Solutions S.A.*	646
481	CBRE Group, Inc., Class A*	15,402
335	Forest City Enterprises, Inc., Class A*	7,212
62	Howard Hughes Corp. (The)*	7,787
77	Jones Lang LaSalle, Inc.	11,463
252	Realogy Holdings Corp.*	10,156
159	St. Joe Co. (The)*	2,774
		58,079
	Thrifts & Mortgage Finance — 0.4%

222	Capitol Federal Financial, Inc.	2,675
828	Hudson City Bancorp, Inc.	7,700
583	MGIC Investment Corp.*	6,157
763	New York Community Bancorp, Inc.	13,475
185	Ocwen Financial Corp.*	1,376
358	Radian Group, Inc.	6,437
163	Washington Federal, Inc.	3,698
		41,518
	Total Common Stocks (Cost $7,211,384)	6,662,956

	Master Limited Partnership (a) — 0.1%
	Capital Markets — 0.1%

223	Lazard Ltd., Class A	11,090
	Total Master Limited Partnership (Cost $12,837)	11,090

Principal Amount
	Repurchase Agreements (a)(b) — 6.6%
$743,265	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $743,266	743,265
	Total Repurchase Agreements (Cost $743,265)	743,265

	Total Investment Securities (Cost $7,967,486) — 66.1%	7,417,311
	Other assets less liabilities — 33.9%	3,806,656
	Net Assets — 100.0%	$11,223,967

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $6,622,815.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,735
Aggregate gross unrealized depreciation	(578,689)
Net unrealized depreciation	$(565,954)
Federal income tax cost of investments	$7,983,265

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financials had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$99,837	11/06/15	Bank of America, N.A.	0.13%	iShares® U.S. Financials ETF	$11,776
605,992	01/06/16	Bank of America, N.A.	0.64%	Dow Jones U.S. FinancialsSM Index	647,322
13,357,346	11/07/16	Credit Suisse International	0.64%	Dow Jones U.S. FinancialsSM Index	648,698
45,881	11/07/16	Deutsche Bank AG	(0.05)%	iShares® U.S. Financials ETF	(17,138)
6,224,296	11/07/16	Deutsche Bank AG	0.30%	Dow Jones U.S. FinancialsSM Index	270,376
859,000	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. FinancialsSM Index	75,796
39,449	11/07/16	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Financials ETF	6,874
4,444,073	09/07/16	Morgan Stanley & Co. International PLC	0.69%	Dow Jones U.S. FinancialsSM Index	1,398,869
971,326	01/06/16	Societe Generale	0.69%	Dow Jones U.S. FinancialsSM Index	668,518
350,178	04/08/16	UBS AG	0.44%	Dow Jones U.S. FinancialsSM Index	106,869
$26,997,378					$3,817,960

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 69.7%
	U.S. Treasury Bills
$6,000,000	0.00%, due 09/03/15	$5,999,998
500,000	0.00%, due 11/12/15	500,002
	Total U.S. Government & Agency Securities (Cost $6,499,885)	6,500,000

	Repurchase Agreements (a)(b) — 81.1%
7,554,569	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $7,554,597	7,554,569
	Total Repurchase Agreements (Cost $7,554,569)	7,554,569

	Total Investment Securities (Cost $14,054,454) — 150.8%	14,054,569
	Liabilities in excess of other assets — (50.8%)	(4,736,670)
	Net Assets — 100.0%	$9,317,899

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $5,190,983.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$115
Federal income tax cost of investments	$14,054,454

Swap Agreements(2)

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,548,399	11/07/16	Bank of America, N.A.	0.34%	iShares® MSCI EAFE ETF	$(372,388)
266,179	11/06/15	Citibank, N.A.	0.55%	iShares® MSCI EAFE ETF	61,872
7,709,340	11/07/16	Credit Suisse International	(0.11)%	iShares® MSCI EAFE ETF	(1,518,580)
1,628,809	02/08/16	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	(928,189)
998,086	11/06/15	Goldman Sachs International	0.70%	iShares® MSCI EAFE ETF	(1,077,374)
3,389,043	11/06/15	Morgan Stanley & Co. International PLC	0.34%	iShares® MSCI EAFE ETF	(2,141,400)
1,036,777	11/06/15	Societe Generale	0.59%	iShares® MSCI EAFE ETF	839,420
1,091,674	11/06/15	UBS AG	0.39%	iShares® MSCI EAFE ETF	(497,934)
$18,668,307					$(5,634,573)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 108.5%
	U.S. Treasury Bills
$5,000,000	0.00%, due 10/15/15	$4,999,438
14,000,000	0.00%, due 01/07/16	13,993,896
1,000,000	0.00%, due 01/21/16	999,428
	Total U.S. Government & Agency Securities (Cost $19,992,514)	19,992,762

	Repurchase Agreements (a)(b) — 52.9%
9,741,184	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $9,741,218	9,741,184
	Total Repurchase Agreements (Cost $9,741,184)	9,741,184

	Total Investment Securities (Cost $29,733,698) — 161.4%	29,733,946
	Liabilities in excess of other assets — (61.4%)	(11,316,603)
	Net Assets — 100.0%	$18,417,343

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $14,815,279.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$248
Federal income tax cost of investments	$29,733,698

Swap Agreements(2)

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,743,300	11/07/16	Bank of America, N.A.	0.39%	iShares® MSCI Emerging Markets ETF	$(440,395)
812,392	11/06/15	Citibank, N.A.	0.55%	iShares® MSCI Emerging Markets ETF	(174,914)
20,293,417	11/06/15	Credit Suisse International	(0.06)%	iShares® MSCI Emerging Markets ETF	(9,049,978)
6,001,284	11/06/15	Deutsche Bank AG	0.40%	iShares® MSCI Emerging Markets ETF	753,664
1,001,756	11/07/16	Goldman Sachs International	0.05%	iShares® MSCI Emerging Markets ETF	(218,100)
1,713,822	11/07/16	Morgan Stanley & Co. International PLC	(0.06)%	iShares® MSCI Emerging Markets ETF	(336,462)
791,515	11/07/16	Societe Generale	0.59%	iShares® MSCI Emerging Markets ETF	(317,529)
4,329,675	11/07/16	UBS AG	0.29%	iShares® MSCI Emerging Markets ETF	(1,197,250)
$36,687,161					$(10,980,964)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 47.3%
	U.S. Treasury Bill
$14,000,000	0.00%, due 10/22/15	$13,999,753
	Total U.S. Government & Agency Security (Cost $13,999,753)	13,999,753

	Repurchase Agreements (a)(b) — 45.7%
13,530,934	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $13,530,980	13,530,934
	Total Repurchase Agreements (Cost $13,530,934)	13,530,934

	Total Investment Securities (Cost $27,530,687) † — 93.0%	27,530,687
	Other assets less liabilities — 7.0%	2,070,722
	Net Assets — 100.0%	$29,601,409

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $7,570,946.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Ultra FTSE Europe had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,096,231	11/07/16	Bank of America, N.A.	0.24%	Vanguard® FTSE Europe ETF Shares	$169,934
1,053,262	11/06/15	Citibank, N.A.	0.35%	Vanguard® FTSE Europe ETF Shares	(2,484)
12,973,476	11/06/15	Credit Suisse International	(0.31)%	Vanguard® FTSE Europe ETF Shares	(602,778)
3,178,968	11/07/16	Deutsche Bank AG	0.40%	Vanguard® FTSE Europe ETF Shares	1,027,816
13,008,692	11/06/15	Goldman Sachs International	(0.05)%	Vanguard® FTSE Europe ETF Shares	125,158
13,270,208	11/07/16	Morgan Stanley & Co. International PLC	(0.31)%	Vanguard® FTSE Europe ETF Shares	(1,151,482)
1,083,070	02/08/16	Societe Generale	0.19%	Vanguard® FTSE Europe ETF Shares	696,977
13,589,106	11/06/15	UBS AG	(0.31)%	Vanguard® FTSE Europe ETF Shares	(394,760)
$59,253,013					$(131,619)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 65.1%
$877,335	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $877,337	$877,335
	Total Repurchase Agreements (Cost $877,335)	877,335

	Total Investment Securities (Cost $877,335) † — 65.1%	877,335
	Other assets less liabilities — 34.9%	471,363
	Net Assets — 100.0%	$1,348,698

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$137,883	11/06/15	Bank of America, N.A.	0.44%	iShares® MSCI Pacific ex Japan ETF	$19,165
410,706	11/06/15	Credit Suisse International	0.29%	iShares® MSCI Pacific ex Japan ETF	33,671
1,654,911	11/06/15	Deutsche Bank AG	0.40%	iShares® MSCI Pacific ex Japan ETF	(130,004)
198,369	11/06/15	Goldman Sachs International	0.25%	iShares® MSCI Pacific ex Japan ETF	19,300
142,498	11/07/16	Morgan Stanley & Co. International PLC	0.39%	iShares® MSCI Pacific ex Japan ETF	(21,583)
74,641	11/07/16	Societe Generale	0.59%	iShares® MSCI Pacific ex Japan ETF	(11,325)
79,920	12/06/16	UBS AG	0.29%	iShares® MSCI Pacific ex Japan ETF	(12,094)
$2,698,928					$(102,870)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 136.0%
	U.S. Treasury Bills
$1,500,000	0.00%, due 09/10/15	$1,499,996
1,060,000	0.00%, due 09/17/15	1,059,963
1,000,000	0.00%, due 11/12/15	1,000,003
2,500,000	0.00%, due 12/03/15	2,499,790
	Total U.S. Government & Agency Securities (Cost $6,059,047)	6,059,752

	Repurchase Agreements (a)(b) — 47.1%
2,096,512	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,096,520	2,096,512
	Total Repurchase Agreements (Cost $2,096,512)	2,096,512

	Total Investment Securities (Cost $8,155,559) — 183.1%	8,156,264
	Liabilities in excess of other assets — (83.1%)	(3,701,946)
	Net Assets — 100.0%	$4,454,318

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $4,646,874.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$705
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$705
Federal income tax cost of investments	$8,155,559

Swap Agreements(2)

Ultra MSCI Brazil Capped had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$836,569	11/06/15	Bank of America, N.A.	0.29%	iShares® MSCI Brazil Capped ETF	$(725,467)
4,018,775	11/07/16	Credit Suisse International	0.19%	iShares® MSCI Brazil Capped ETF	(1,415,013)
1,607,269	11/06/15	Deutsche Bank AG	0.25%	iShares® MSCI Brazil Capped ETF	(1,305,938)
617,669	11/06/15	Morgan Stanley & Co. International PLC	0.39%	iShares® MSCI Brazil Capped ETF	(663,456)
461,057	11/06/15	Societe Generale	0.19%	iShares® MSCI Brazil Capped ETF	(477,605)
1,368,408	11/07/16	UBS AG	0.19%	iShares® MSCI Brazil Capped ETF	(921,751)
$8,909,747					$(5,509,230)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.1%
	U.S. Treasury Bills
$10,000,000	0.00%, due 10/15/15	$9,998,839
17,000,000	0.00%, due 11/12/15	17,000,034
	Total U.S. Government & Agency Securities (Cost $26,995,840)	26,998,873

	Repurchase Agreements (a)(b) — 27.7%
8,472,864	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $8,472,893	8,472,864
	Total Repurchase Agreements (Cost $8,472,864)	8,472,864

	Total Investment Securities (Cost $35,468,704) — 115.8%	35,471,737
	Liabilities in excess of other assets — (15.8%)	(4,833,700)
	Net Assets — 100.0%	$30,638,037

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $18,670,695.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,033
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,033
Federal income tax cost of investments	$35,468,704

Swap Agreements(2)

Ultra FTSE China 50 had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$7,060	11/07/16	Bank of America, N.A.	0.19%	iShares® China Large-Cap ETF	$(2,955)
24,744,024	11/06/15	Credit Suisse International	(1.81)%	iShares® China Large-Cap ETF	(209,008)
5,239,067	11/06/15	Deutsche Bank AG	(0.05)%	iShares® China Large-Cap ETF	2,134,957
11,588,144	11/06/15	Goldman Sachs International	(1.35)%	iShares® China Large-Cap ETF	(3,924,214)
2,900,444	11/06/15	Morgan Stanley & Co. International PLC	(0.01)%	iShares® China Large-Cap ETF	(3,295,531)
2,051,056	11/07/16	Societe Generale	0.19%	iShares® China Large-Cap ETF	697,500
14,829,179	11/06/15	UBS AG	(0.81)%	iShares® China Large-Cap ETF	(1,207,899)
$61,358,974					$(5,807,150)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.6%
	U.S. Treasury Bills
$2,000,000	0.00%, due 10/15/15	$1,999,770
5,500,000	0.00%, due 11/19/15	5,500,027
	Total U.S. Government & Agency Securities (Cost $7,499,468)	7,499,797

	Repurchase Agreements (a)(b) — 10.7%
1,880,246	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $1,880,251	1,880,246
	Total Repurchase Agreements (Cost $1,880,246)	1,880,246

	Total Investment Securities (Cost $9,379,714) — 53.3%	9,380,043
	Other assets less liabilities — 46.7%	8,214,240
	Net Assets — 100.0%	$17,594,283

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $5,455,901.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$329
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$329
Federal income tax cost of investments	$9,379,714

Swap Agreements(2)

Ultra MSCI Japan had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$4,657,064	02/08/16	Bank of America, N.A.	0.24%	iShares® MSCI Japan ETF	$4,383,566
9,099,763	11/07/16	Credit Suisse International	0.04%	iShares® MSCI Japan ETF	650,546
1,849,978	11/07/16	Deutsche Bank AG	0.55%	iShares® MSCI Japan ETF	653,587
17,060,019	11/06/15	Morgan Stanley & Co. International PLC	(0.11)%	iShares® MSCI Japan ETF	1,546,823
487,573	11/07/16	Societe Generale	0.59%	iShares® MSCI Japan ETF	42,111
2,080,525	11/06/15	UBS AG	0.39%	iShares® MSCI Japan ETF	(33,827)
$35,234,922					$7,242,806

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 75.5%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,999,648
	Total U.S. Government & Agency Security (Cost $2,999,648)	2,999,648

	Repurchase Agreements (a)(b) — 66.9%
2,655,120	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $2,655,131	2,655,120
	Total Repurchase Agreements (Cost $2,655,120)	2,655,120

	Total Investment Securities (Cost $5,654,768) † — 142.4%	5,654,768
	Liabilities in excess of other assets — (42.4%)	(1,682,430)
	Net Assets — 100.0%	$3,972,338

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $2,580,016.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$882,925	11/06/15	Bank of America, N.A.	0.34%	iShares® MSCI Mexico Capped ETF	$(205,707)
1,377,429	11/07/16	Credit Suisse International	(0.01)%	iShares® MSCI Mexico Capped ETF	(90,547)
3,451,509	11/06/15	Deutsche Bank AG	(0.15)%	iShares® MSCI Mexico Capped ETF	(572,341)
99,621	11/06/15	Goldman Sachs International	0.40%	iShares® MSCI Mexico Capped ETF	(63,426)
93,005	11/06/15	Morgan Stanley & Co. International PLC	0.39%	iShares® MSCI Mexico Capped ETF	(63,361)
456,710	11/07/16	Societe Generale	0.19%	iShares® MSCI Mexico Capped ETF	(486,383)
1,586,892	11/07/16	UBS AG	(0.01)%	iShares® MSCI Mexico Capped ETF	(177,584)
$7,948,091					$(1,659,349)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 79.7%

	U.S. Treasury Bonds
$127,100	7.63%, due 11/15/22	$176,351
250,300	7.13%, due 02/15/23	340,740
359,500	6.25%, due 08/15/23	471,563
222,200	7.50%, due 11/15/24	322,468
198,600	7.63%, due 02/15/25	292,159
206,100	6.88%, due 08/15/25	293,199
		1,896,480
	U.S. Treasury Notes
1,801,000	1.63%, due 11/15/22	1,760,055
2,674,300	2.00%, due 02/15/23	2,674,300
2,720,200	1.75%, due 05/15/23	2,662,396
2,308,400	2.50%, due 08/15/23	2,384,144
3,039,500	2.75%, due 11/15/23	3,196,699
2,634,300	2.75%, due 02/15/24	2,767,456
3,399,500	2.50%, due 05/15/24	3,498,298
3,490,000	2.38%, due 08/15/24	3,550,530
3,490,400	2.25%, due 11/15/24	3,509,488
3,490,300	2.00%, due 02/15/25	3,430,311
3,490,900	2.13%, due 05/15/25	3,464,991
1,268,600	2.00%, due 08/15/25	1,245,969
		34,144,637
	Total Long-Term U.S. Treasury Obligations (Cost $36,102,799)	36,041,117

	U.S. Government & Agency Security (a) — 12.2%
	U.S. Treasury Bill
5,500,000	0.00%, due 10/15/15	$5,499,343
	Total U.S. Government & Agency Security (Cost $5,499,343)	5,499,343

	Repurchase Agreements (a)(b) — 13.5%
6,087,741	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $6,087,763	6,087,741
	Total Repurchase Agreements (Cost $6,087,741)	6,087,741

	Total Investment Securities (Cost $47,689,883) — 105.4%	47,628,201
	Liabilities in excess of other assets — (5.4%)	(2,442,673)
	Net Assets — 100.0%	$45,185,528

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $5,945,329.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,111
Aggregate gross unrealized depreciation	(222,552)
Net unrealized depreciation	$(210,441)
Federal income tax cost of investments	$47,838,642

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contract	1	12/21/15	$127,063	$(329)

Cash collateral in the amount of $1,485 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$15,802,063	12/06/16	Citibank, N.A.	0.04%	Barclays U.S. 7-10 Year Treasury Bond Index	$(4,388,150)
7,071,167	11/06/15	Deutsche Bank AG	0.19%	Barclays U.S. 7-10 Year Treasury Bond Index	216,371
26,193,521	02/08/16	Goldman Sachs International	(0.26)%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,696,275)
4,957,462	02/08/16	Morgan Stanley & Co. International PLC	0.14%	Barclays U.S. 7-10 Year Treasury Bond Index	(27,294)
$54,024,213					$(5,895,348)

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 78.4%

	U.S. Treasury Bonds
$717,800	4.50%, due 02/15/36	$927,476
247,100	4.75%, due 02/15/37	329,994
317,700	5.00%, due 05/15/37	438,773
335,300	4.38%, due 02/15/38	425,726
378,500	4.50%, due 05/15/38	489,004
620,800	3.50%, due 02/15/39	691,756
575,800	4.25%, due 05/15/39	716,736
615,100	4.50%, due 08/15/39	792,902
662,100	4.38%, due 11/15/39	839,212
1,101,800	4.63%, due 02/15/40	1,446,199
927,800	4.38%, due 05/15/40	1,176,639
804,900	3.88%, due 08/15/40	948,587
850,000	4.25%, due 11/15/40	1,060,574
936,100	4.75%, due 02/15/41	1,256,568
725,700	4.38%, due 05/15/41	925,608
806,900	3.75%, due 08/15/41	936,634
726,200	3.13%, due 11/15/41	756,666
905,500	3.13%, due 02/15/42	942,003
763,600	3.00%, due 05/15/42	774,398
1,168,000	2.75%, due 08/15/42	1,125,934
1,438,300	2.75%, due 11/15/42	1,384,813
1,458,600	3.13%, due 02/15/43	1,509,879
2,054,700	2.88%, due 05/15/43	2,025,645
1,702,200	3.63%, due 08/15/43	1,935,322
2,053,100	3.75%, due 11/15/43	2,387,531
2,067,200	3.63%, due 02/15/44	2,348,695
2,078,900	3.38%, due 05/15/44	2,255,444
2,080,600	3.13%, due 08/15/44	2,153,584
2,080,400	3.00%, due 11/15/44	2,100,879
2,080,200	2.50%, due 02/15/45	1,893,632
2,079,300	3.00%, due 05/15/45	2,103,829
776,100	2.88%, due 08/15/45	767,127
	Total Long-Term U.S. Treasury Obligations (Cost $38,019,685)	39,867,769

	Repurchase Agreements (a)(b) — 18.4%
9,356,619	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $9,356,651	9,356,619
	Total Repurchase Agreements (Cost $9,356,619)	9,356,619

	Total Investment Securities (Cost $47,376,304) — 96.8%	49,224,388
	Other assets less liabilities — 3.2%	1,610,328
	Net Assets — 100.0%	$50,834,716

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $715,059.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,979,302
Aggregate gross unrealized depreciation	(178,103)
Net unrealized appreciation	$1,801,199
Federal income tax cost of investments	$47,423,189

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	7	12/21/15	$1,082,375	$647

Cash collateral in the amount of $26,180 was pledged to cover margin requirements for open futures contracts as of August 31, 2015.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$33,191,394	05/06/16	Bank of America, N.A.	(0.05)%	Barclays U.S. 20+ Year Treasury Bond Index	$349,142
9,491,516	11/06/15	Citibank, N.A.	0.04%	Barclays U.S. 20+ Year Treasury Bond Index	1,804,860
10,240,996	04/06/16	Deutsche Bank AG	0.19%	Barclays U.S. 20+ Year Treasury Bond Index	(154,595)
8,075,857	11/06/15	Morgan Stanley & Co. International PLC	0.19%	Barclays U.S. 20+ Year Treasury Bond Index	(60,752)
$60,999,763					$1,938,655

(1)	Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Investment Company (a) — 72.1%
	Mutual Funds — 72.1%
22,936	iShares iBoxx $ High Yield Corporate Bond ETF	$1,978,001
	Total Investment Company (Cost $2,112,407)	1,978,001

Principal Amount		Value
	U.S. Government & Agency Security (a) — 17.9%
	U.S. Treasury Bill
$492,000	0.00%, due 10/15/15	491,940
	Total U.S. Government & Agency Security (Cost $491,940)	491,940

	Repurchase Agreements (a)(b) — 12.8%
352,060	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $352,061	352,060
	Total Repurchase Agreements (Cost $352,060)	352,060

	Total Investment Securities (Cost $2,956,407) — 102.8%	2,822,001
	Liabilities in excess of other assets — (2.8%)	(76,937)
	Net Assets — 100.0%	$2,745,064

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $492,003.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(134,406)
Net unrealized depreciation	$(134,406)
Federal income tax cost of investments	$2,956,407

Swap Agreements(2)

Ultra High Yield had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,377,230	02/19/16	Citibank, N.A.	(0.06)%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(14,296)
197,933	12/07/15	Credit Suisse International	(0.81)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(38,567)
132,300	12/07/16	Deutsche Bank AG	(0.31)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(687)
1,806,267	11/07/16	Goldman Sachs International	(0.10)%	iShares® iBoxx $ High Yield Corporate Bond ETF	8,588
$3,513,730					$(44,962)

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Shares		Value
	Investment Company (a) — 68.7%
	Mutual Funds — 68.7%
17,088	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,966,145
	Total Investment Company (Cost $2,026,823)	1,966,145

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.0%
	U.S. Treasury Bill
$402,000	0.00%, due 10/15/15	401,951
	Total U.S. Government & Agency Security (Cost $401,951)	401,951

	Repurchase Agreements (a)(b) — 14.1%
402,788	Repurchase Agreements with various counterparties, rates 0.01% - 0.14%, dated 08/31/15, due 09/01/15, total to be received $402,789	402,788
	Total Repurchase Agreements (Cost $402,788)	402,788

	Total Investment Securities (Cost $2,831,562) — 96.8%	2,770,884
	Other assets less liabilities — 3.2%	92,854
	Net Assets — 100.0%	$2,863,738

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2015, the aggregate value of segregated securities was $270,002.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(60,678)
Net unrealized depreciation	$(60,678)
Federal income tax cost of investments	$2,831,562

Swap Agreements(2)

Ultra Investment Grade Corporate had the following open swap agreements as of August 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,176,239	12/07/15	Credit Suisse International	(0.06)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$16,484
146,635	01/06/16	Deutsche Bank AG	(0.31)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	124,608
434,998	12/07/16	Goldman Sachs International	0.50%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(18,277)
$3,757,872					$122,815

(1)         Reflects the floating financing rate, as of August 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and, during the period, was comprised of 125 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an Investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of each of the Hedged Fixed Income ProShares Funds, the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the CDS Funds, and the Short and Ultra Fixed Income ProShares Funds (other than the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield and the Ultra Investment Grade Corporate) is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV each of the ProShares Hedged FTSE Japan ETF, the ProShares German Sovereign/Sub-Sovereign ETF, the ProShares Hedged FTSE Europe ETF and the ProShares MSCI EAFE Dividend Growers ETF, is typically determined at 11:00 a.m., 11:15 a.m., 11:30 a.m. and 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by ProShares Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•                  Level 1 — Quoted prices in active markets for identical assets.

•                  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of August 31, 2015, based on levels assigned to securities on May 31, 2015.

The following is a summary of the valuations as of August 31, 2015, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	$—	$—	$29,080,140	$—	$—	$—	$577,764	$—	$—	$29,657,904	$—
DJ Brookfield Global Infrastructure ETF	20,685,723	—	—	—	—	—	117,815	—	—	20,803,538	—
Global Listed Private Equity ETF	15,238,087	—	—	—	—	—	130,763	—	—	15,368,850	—
Large Cap Core Plus	383,516,531	—	—	—	—	—	12,335,272	12,157,629	—	395,851,803	12,157,629
S&P 500 Dividend Aristocrats ETF	771,786,412	—	—	—	—	—	508,726	—	—	772,295,138	—
S&P MidCap 400 Dividend Aristocrats ETF	10,561,039	—	—	—	—	—	23,085	—	—	10,584,124	—
Russell 2000 Dividend Growers ETF	8,604,457	—	—	—	—	—	39,031	—	—	8,643,488	—
MSCI EAFE Dividend Growers ETF	16,231,256	—	—	—	—	—	41,287	—	—	16,272,543	—
Hedged FTSE Europe ETF	23,007,859	—	—	—	—	—	161,207	—	(154,316)	23,169,066	(154,316)
Hedged FTSE Japan ETF	24,484,283	—	—	—	—	—	110,584	—	(656,771)	24,594,867	(656,771)
High Yield-Interest Rate Hedged	—	335,311	—	—	118,233,189	—	2,677,680	—	—	120,910,869	335,311
Investment Grade-Interest Rate Hedged	—	176,582	—	—	151,374,378	—	3,597,359	—	—	154,971,737	176,582
USD Covered Bond	—	—	—	—	6,517,214	—	60,328	—	—	6,577,542	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—	355,922	3,223,411	13,601	—	—	3,592,934	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	2,346,051	5,122,820	—	—	—	7,468,871	—
Hedge Replication ETF	6,028,534	17,900	—	—	—	27,346,837	5,582,407	1,341,760	—	38,957,778	1,359,660
Merger ETF	4,923,796	—	—	—	—	—	608,892	(107,195)	6,553	5,532,688	(100,642)
RAFI® Long/Short	39,683,856	—	—	—	—	—	9,937,124	(9,211,123)	—	49,620,980	(9,211,123)
30 Year TIPS/TSY Spread	—	—	—	—	2,651,462	—	210,805	(183,947)	—	2,862,267	(183,947)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS North American HY Credit ETF	—	—	—	—	—	—	5,598,568	$315,841	—	5,598,568	$315,841
CDS Short North American HY Credit ETF	—	—	—	—	—	—	7,532,021	(404,105)	—	7,532,021	(404,105)
Short S&P500®	—	19,641,743	—	—	—	1,379,940,390	463,256,873	(72,705,375)	—	1,843,197,263	(53,063,632)
Short QQQ®	—	1,464,436	—	—	—	276,949,876	94,826,409	(34,508,265)	—	371,776,285	(33,043,829)
Short Dow30SM	—	1,210,199	—	—	—	289,987,751	104,170,300	(9,638,307)	—	394,158,051	(8,428,108)
Short MidCap400	—	334,180	—	—	—	8,999,745	21,394,303	(5,898,643)	—	30,394,048	(5,564,463)
Short Russell2000	—	2,229,395	—	—	—	374,927,437	147,944,235	(17,254,358)	—	522,871,672	(15,024,963)
Short SmallCap600	—	—	—	—	—	5,999,296	10,478,731	(1,007,276)	—	16,478,027	(1,007,276)
UltraShort S&P500®	—	15,269,028	—	—	—	1,014,876,670	339,535,219	(58,106,486)	—	1,354,411,889	(42,837,458)
UltraShort QQQ®	—	2,079,690	—	—	—	284,957,691	103,746,518	(58,544,092)	—	388,704,209	(56,464,402)
UltraShort Dow30SM	—	1,179,039	—	—	—	166,992,802	80,700,567	(6,879,728)	—	247,693,369	(5,700,689)
UltraShort MidCap400	—	88,977	—	—	—	2,999,975	6,907,910	(1,989,406)	—	9,907,885	(1,900,429)
UltraShort Russell2000	—	1,054,531	—	—	—	149,990,889	51,955,051	(7,356,954)	—	201,945,940	(6,302,423)
UltraShort SmallCap600	—	—	—	—	—	1,389,205	3,555,773	(1,033,937)	—	4,944,978	(1,033,937)
UltraPro Short S&P500®	—	5,119,575	—	—	—	372,388,376	73,589,645	(8,478,258)	—	445,978,021	(3,358,683)
UltraPro Short QQQ®	—	2,012,961	—	—	—	269,959,563	75,440,055	(57,442,835)	—	345,399,618	(55,429,874)
UltraPro Short Dow30SM	—	1,135,958	—	—	—	94,984,833	39,902,518	(13,088,022)	—	134,887,351	(11,952,064)
UltraPro Short MidCap400	—	64,165	—	—	—	3,399,910	2,918,318	(683,005)	—	6,318,228	(618,840)
UltraPro Short Russell2000	—	214,533	—	—	—	48,998,761	22,659,727	(9,304,767)	—	71,658,488	(9,090,234)
Short Basic Materials	—	—	—	—	—	799,906	613,921	42,697	—	1,413,827	42,697
Short Financials	—	—	—	—	—	12,269,631	11,570,304	(3,417,273)	—	23,839,935	(3,417,273)
Short Oil & Gas	—	—	—	—	—	—	4,288,536	526,242	—	4,288,536	526,242
Short Real Estate	—	—	—	—	—	24,999,938	10,546,719	(1,642,668)	—	35,546,657	(1,642,668)
Short S&P Regional Banking	—	—	—	—	—	—	1,147,096	(5,815)	—	1,147,096	(5,815)
UltraShort Basic Materials	—	—	—	—	—	8,998,938	15,168,802	(1,609,581)	—	24,167,740	(1,609,581)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	115,995,022	74,527,342	(40,375,164)	—	190,522,364	(40,375,164)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Consumer Goods	—	—	—	—	—	—	2,587,727	(473,510)	—	2,587,727	(473,510)
UltraShort Consumer Services	—	—	—	—	—	3,999,526	2,918,553	(2,781,484)	—	6,918,079	(2,781,484)
UltraShort Financials	—	—	—	—	—	45,996,512	18,183,794	(8,580,604)	—	64,180,306	(8,580,604)
UltraShort Gold Miners	—	—	—	—	—	—	2,273,932	596,697	—	2,273,932	596,697
UltraShort Junior Miners	—	—	—	—	—	—	4,625	1,225,642	—	4,625	1,225,642
UltraShort Health Care	—	—	—	—	—	2,099,761	1,808,400	(2,024,691)	—	3,908,161	(2,024,691)
UltraShort Homebuilders & Supplies	—	—	—	—	—	—	1,452,954	(81,645)	—	1,452,954	(81,645)
UltraShort Industrials	—	—	—	—	—	2,999,651	6,037,591	(1,693,256)	—	9,037,242	(1,693,256)
UltraShort Oil & Gas	—	—	—	—	—	34,604,978	17,901,286	2,666,330	—	52,506,264	2,666,330
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	3,706,490	540,291	—	3,706,490	540,291
UltraShort Real Estate	—	—	—	—	—	29,996,529	13,090,690	(7,535,265)	—	43,087,219	(7,535,265)
UltraShort Semiconductors	—	—	—	—	—	3,999,528	1,595,038	(1,315,630)	—	5,594,566	(1,315,630)
UltraShort Technology	—	—	—	—	—	4,499,481	9,242,970	(2,550,536)	—	13,742,451	(2,550,536)
UltraShort Telecommunications	—	—	—	—	—	—	109,948	(140,487)	—	109,948	(140,487)
UltraShort Utilities	—	—	—	—	—	3,499,828	2,888,415	(288,543)	—	6,388,243	(288,543)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	3,866,599	1,019,111	—	3,866,599	1,019,111
UltraPro Short Financials	—	—	—	—	—	—	4,500,175	(1,308,443)	—	4,500,175	(1,308,443)
Short MSCI EAFE	—	—	—	—	—	19,999,610	48,433,934	(3,688,791)	—	68,433,544	(3,688,791)
Short MSCI Emerging Markets	—	—	—	—	—	389,945,621	192,738,533	(36,005,484)	—	582,684,154	(36,005,484)
Short FTSE China 50	—	—	—	—	—	2,499,703	12,216,401	224,675	—	14,716,104	224,675
UltraShort MSCI EAFE	—	—	—	—	—	2,099,764	3,689,215	(42,997)	—	5,788,979	(42,997)
UltraShort MSCI Emerging Markets	—	—	—	—	—	34,996,394	59,294,898	(8,908,194)	—	94,291,292	(8,908,194)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort FTSE Europe	—	—	—	—	—	27,999,254	18,774,630	(3,942,169)	—	46,773,884	(3,942,169)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	484,455	153,249	—	484,455	153,249
UltraShort MSCI Brazil Capped	—	—	—	—	—	11,997,535	10,402,364	4,776,163	—	22,399,899	4,776,163
UltraShort FTSE China 50	—	—	—	—	—	56,998,758	46,400,780	(12,504,619)	—	103,399,538	(12,504,619)
UltraShort MSCI Japan	—	—	—	—	—	10,996,248	6,182,864	(2,321,365)	—	17,179,112	(2,321,365)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	699,919	437,851	260,381	—	1,137,770	260,381
Short 7-10 Year Treasury	—	3,391	—	—	—	9,998,839	28,517,559	(851,798)	—	38,516,398	(848,407)
Short 20+ Year Treasury	—	(2,047)	—	—	—	769,945,202	229,595,270	(75,858,526)	—	999,540,472	(75,860,573)
Short High Yield	—	—	—	—	—	24,997,097	107,843,218	(1,804,109)	—	132,840,315	(1,804,109)
Short Investment Grade Corporate	—	—	—	—	—	—	2,768,821	(134,714)	—	2,768,821	(134,714)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	2,707,126	(134,395)	—	2,707,126	(134,395)
UltraShort 7-10 Year Treasury	—	20,030	—	—	—	184,997,119	44,778,310	(12,848,205)	—	229,775,429	(12,828,175)
UltraShort 20+ Year Treasury	—	(2,225)	—	—	—	2,466,894,182	824,441,195	(314,060,925)	—	3,291,335,377	(314,063,150)
UltraShort TIPS	—	—	—	—	—	3,999,528	6,668,252	222,949	—	10,667,780	222,949
UltraPro Short 20+ Year Treasury	—	3,156	—	—	—	—	94,929,177	5,522,263	—	94,929,177	5,525,419
Ultra S&P500®	1,518,453,170	1,333,542	—	—	—	74,113,903	142,740,697	81,297,365	—	1,735,307,770	82,630,907
Ultra QQQ®	791,434,824	(287,276)	—	—	—	—	139,871,558	(13,888,210)	—	931,306,382	(14,175,486)
Ultra Dow30SM	212,695,921	(178,103)	—	—	—	—	25,720,528	13,048,774	—	238,416,449	12,870,671
Ultra MidCap400	99,299,482	(691,899)	—	—	—	9,182,684	40,635,539	(50,478,021)	—	149,117,705	(51,169,920)
Ultra Russell2000	179,827,200	52,580	—	168,590	—	20,000,200	32,389,076	(36,492,883)	—	232,385,066	(36,440,303)
Ultra SmallCap600	12,123,721	—	—	—	—	—	680,534	5,857,293	—	12,804,255	5,857,293
UltraPro S&P500®	658,353,419	(525,658)	—	—	—	—	44,925,942	192,492,731	—	703,279,361	191,967,073
UltraPro QQQ®	682,418,870	58,515	—	—	—	—	46,377,017	437,521,492	—	728,795,887	437,580,007
UltraPro Dow30SM	156,125,945	110,466	—	—	—	—	22,877,612	19,964,068	—	179,003,557	20,074,534
UltraPro MidCap400	20,210,590	14,228	—	—	—	—	3,290,624	12,161,534	—	23,501,214	12,175,762
UltraPro Russell2000	19,569,349	137,363	—	13,859	—	—	3,073,290	48,642,200	—	22,656,498	48,779,563
Ultra Basic Materials	36,296,881	—	—	—	—	—	11,620,572	2,838,633	—	47,917,453	2,838,633
Ultra Nasdaq Biotechnology	520,494,423	—	—	—	—	—	20,564,072	290,890,564	—	541,058,495	290,890,564

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Consumer Goods	14,484,575	—	—	—	—	—	2,427,603	3,979,824	—	16,912,178	3,979,824
Ultra Consumer Services	21,574,447	—	—	—	—	—	1,675,189	6,633,995	—	23,249,636	6,633,995
Ultra Financials	617,318,641	—	—	—	—	—	44,059,405	82,606,447	—	661,378,046	82,606,447
Ultra Gold Miners	424,612	—	—	—	—	—	826,078	(556,651)	—	1,250,690	(556,651)
Ultra Junior Miners	555,843	—	—	—	—	—	705,865	(467,883)	—	1,261,708	(467,883)
Ultra Health Care	133,403,464	—	—	—	—	—	7,146,848	49,941,975	—	140,550,312	49,941,975
Ultra Homebuilders & Supplies	2,107,225	—	—	—	—	—	783,004	77,528	—	2,890,229	77,528
Ultra Industrials	14,204,771	—	—	—	—	—	1,063,408	4,505,960	—	15,268,179	4,505,960
Ultra Oil & Gas	124,197,267	—	—	—	—	—	26,572,468	(13,513,337)	—	150,769,735	(13,513,337)
Ultra Oil & Gas Exploration & Production	1,538,662	—	—	—	—	—	206,546	(713,116)	—	1,745,208	(713,116)
Ultra Real Estate	146,037,435	—	—	—	—	509,982	3,486,527	62,125,305	—	150,033,944	62,125,305
Ultra S&P Regional Banking	7,664,736	—	—	—	—	—	852,001	810,310	—	8,516,737	810,310
Ultra Semiconductors	17,720,156	—	—	—	—	—	7,436,387	(2,695,476)	—	25,156,543	(2,695,476)
Ultra Technology	77,190,877	—	—	—	—	—	3,588,894	38,134,537	—	80,779,771	38,134,537
Ultra Telecommunications	5,101,235	—	—	17,371	—	—	419,557	710,631	—	5,538,163	710,631
Ultra Utilities	17,170,518	—	—	—	—	—	3,498,137	467,103	—	20,668,655	467,103
UltraPro Nasdaq Biotechnology	24,243,931	—	—	—	—	—	4,807,129	3,233,937	—	29,051,060	3,233,937
UltraPro Financials	6,674,046	—	—	—	—	—	743,265	3,817,960	—	7,417,311	3,817,960
Ultra MSCI EAFE	—	—	—	—	—	6,500,000	7,554,569	(5,634,573)	—	14,054,569	(5,634,573)
Ultra MSCI Emerging Markets	—	—	—	—	—	19,992,762	9,741,184	(10,980,964)	—	29,733,946	(10,980,964)
Ultra FTSE Europe	—	—	—	—	—	13,999,753	13,530,934	(131,619)	—	27,530,687	(131,619)
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	877,335	(102,870)	—	877,335	(102,870)
Ultra MSCI Brazil Capped	—	—	—	—	—	6,059,752	2,096,512	(5,509,230)	—	8,156,264	(5,509,230)
Ultra FTSE China 50	—	—	—	—	—	26,998,873	8,472,864	(5,807,150)	—	35,471,737	(5,807,150)
Ultra MSCI Japan	—	—	—	—	—	7,499,797	1,880,246	7,242,806	—	9,380,043	7,242,806
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	2,999,648	2,655,120	(1,659,349)	—	5,654,768	(1,659,349)
Ultra 7-10 Year Treasury	—	(329)	—	—	36,041,117	5,499,343	6,087,741	(5,895,348)	—	47,628,201	(5,895,677)
Ultra 20+ Year Treasury	—	647	—	—	39,867,769	—	9,356,619	1,938,655	—	49,224,388	1,939,302

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra High Yield	1,978,001	—	—	—	—	491,940	352,060	(44,962)	—	2,822,001	(44,962)
Ultra Investment Grade Corporate	1,966,145	—	—	—	—	401,951	402,788	122,815	—	2,770,884	122,815

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares DJ Brookfield Global Infrastructure ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2015, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.13%, dated 08/31/15 due 09/01/15 (1)	BNP Paribas Securities Corp., 0.01%, dated 08/31/15 due 09/01/15 (2)	BNP Paribas Securities Corp., 0.12%, dated 08/31/15 due 09/01/15 (3)	BNP Paribas Securities Corp., 0.13%, dated 08/31/15 due 09/01/15 (4)	Credit Suisse (USA) LLC, 0.13%, dated 08/31/15 due 09/01/15 (5)	Credit Suisse (USA) LLC, 0.14%, dated 08/31/15 due 09/01/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 08/31/15 due 09/01/15 (7)	Total
Morningstar Alternatives Solution ETF	$272,139	$6,638	$106,200	$39,825	$76,631	$33,188	$43,143	$577,764
DJ Brookfield Global Infrastructure ETF	55,494	1,353	21,656	8,121	15,626	6,767	8,798	117,815
Global Listed Private Equity ETF	61,592	1,502	24,036	9,013	17,344	7,511	9,765	130,763
Large Cap Core Plus	5,810,160	141,711	2,267,380	850,267	1,636,075	708,556	921,123	12,335,272
S&P 500 Dividend Aristocrats ETF	239,621	5,844	93,510	35,066	67,474	29,222	37,989	508,726
S&P MidCap 400 Dividend Aristocrats ETF	10,874	265	4,243	1,591	3,062	1,326	1,724	23,085
Russell 2000 Dividend Growers ETF	18,384	448	7,174	2,690	5,177	2,243	2,915	39,031
MSCI EAFE Dividend Growers ETF	19,447	474	7,589	2,846	5,476	2,372	3,083	41,287
Hedged FTSE Europe ETF	75,932	1,852	29,632	11,112	21,382	9,260	12,037	161,207
Hedged FTSE Japan ETF	52,087	1,270	20,327	7,623	14,667	6,352	8,258	110,584
High Yield-Interest Rate Hedged	1,261,241	30,762	492,192	184,572	355,151	153,810	199,952	2,677,680
Investment Grade—Interest Rate Hedged	1,694,428	41,328	661,240	247,965	477,132	206,638	268,628	3,597,359
USD Covered Bond	28,416	693	11,089	4,158	8,002	3,465	4,505	60,328
German Sovereign/Sub-Sovereign ETF	6,406	156	2,500	938	1,804	781	1,016	13,601
Hedge Replication ETF	2,629,425	64,133	1,026,117	384,794	740,416	320,662	416,860	5,582,407
Merger ETF	286,800	6,995	111,922	41,971	80,760	34,976	45,468	608,892
RAFI® Long/Short	4,680,584	114,160	1,826,570	684,964	1,317,999	570,803	742,044	9,937,124
30 Year TIPS/TSY Spread	99,292	2,422	38,749	14,531	27,960	12,109	15,742	210,805
CDS North American HY Credit ETF	2,637,038	64,318	1,029,088	385,908	742,560	321,590	418,066	5,598,568
CDS Short North American HY Credit ETF	3,547,734	86,530	1,384,481	519,180	999,001	432,650	562,445	7,532,021
Short S&P500®	218,203,264	5,322,031	85,152,493	31,932,185	61,443,546	26,610,154	34,593,200	463,256,873
Short QQQ®	44,665,137	1,089,394	17,430,298	6,536,362	12,577,192	5,446,968	7,081,058	94,826,409
Short Dow30SM	49,066,297	1,196,739	19,147,823	7,180,434	13,816,509	5,983,695	7,778,803	104,170,300
Short MidCap400	10,077,145	245,784	3,932,545	1,474,704	2,837,609	1,228,920	1,597,596	21,394,303
Short Russell2000	69,684,697	1,699,627	27,194,028	10,197,761	19,622,414	8,498,134	11,047,574	147,944,235
Short SmallCap600	4,935,692	120,383	1,926,124	722,296	1,389,834	601,914	782,488	10,478,731
UltraShort S&P500®	159,927,887	3,900,680	62,410,883	23,404,081	45,033,866	19,503,401	25,354,421	339,535,219
UltraShort QQQ®	48,866,688	1,191,870	19,069,927	7,151,223	13,760,300	5,959,352	7,747,158	103,746,518
UltraShort Dow30SM	38,011,583	927,112	14,833,789	5,562,671	10,703,626	4,635,559	6,026,227	80,700,567
UltraShort MidCap400	3,253,764	79,360	1,269,762	476,161	916,222	396,800	515,841	6,907,910
UltraShort Russell2000	24,471,870	596,875	9,549,998	3,581,249	6,890,998	2,984,374	3,879,687	51,955,051
UltraShort SmallCap600	1,674,840	40,850	653,596	245,099	471,616	204,249	265,523	3,555,773
UltraPro Short S&P500®	34,662,196	845,419	13,526,712	5,072,517	9,760,478	4,227,097	5,495,226	73,589,645
UltraPro Short QQQ®	35,533,776	866,677	13,866,841	5,200,065	10,005,905	4,333,387	5,633,404	75,440,055
UltraPro Short Dow30SM	18,794,885	458,412	7,334,589	2,750,471	5,292,425	2,292,059	2,979,677	39,902,518
UltraPro Short MidCap400	1,374,586	33,526	536,425	201,159	387,068	167,632	217,922	2,918,318
UltraPro Short Russell2000	10,673,185	260,321	4,165,146	1,561,930	3,005,447	1,301,608	1,692,090	22,659,727
Short Basic Materials	289,169	7,053	112,846	42,317	81,427	35,265	45,844	613,921
Short Financials	5,449,845	132,923	2,126,769	797,538	1,534,614	664,615	864,000	11,570,304
Short Oil & Gas	2,019,986	49,268	788,287	295,608	568,805	246,340	320,242	4,288,536
Short Real Estate	4,967,715	121,164	1,938,621	726,983	1,398,852	605,819	787,565	10,546,719
Short S&P Regional Banking	540,305	13,178	210,851	79,069	152,144	65,891	85,658	1,147,096
UltraShort Basic Materials	7,144,809	174,264	2,788,218	1,045,582	2,011,897	871,318	1,132,714	15,168,802
UltraShort Nasdaq Biotechnology	35,103,871	856,191	13,699,071	5,137,152	9,884,849	4,280,960	5,565,248	74,527,342
UltraShort Consumer Goods	1,218,871	29,729	475,657	178,371	343,220	148,643	193,236	2,587,727
UltraShort Consumer Services	1,374,697	33,529	536,467	201,175	387,099	167,646	217,940	2,918,553
UltraShort Financials	8,564,931	208,901	3,342,412	1,253,404	2,411,787	1,044,504	1,357,855	18,183,794
UltraShort Gold Miners	1,071,067	26,125	417,977	156,742	301,600	130,618	169,803	2,273,932
UltraShort Junior Miners	2,179	53	850	319	613	266	345	4,625
UltraShort Health Care	851,793	20,775	332,407	124,653	239,855	103,877	135,040	1,808,400
UltraShort Homebuilders & Supplies	684,370	16,692	267,071	100,152	192,711	83,460	108,498	1,452,954

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.13%, dated 08/31/15 due 09/01/15 (1)	BNP Paribas Securities Corp., 0.01%, dated 08/31/15 due 09/01/15 (2)	BNP Paribas Securities Corp., 0.12%, dated 08/31/15 due 09/01/15 (3)	BNP Paribas Securities Corp., 0.13%, dated 08/31/15 due 09/01/15 (4)	Credit Suisse (USA) LLC, 0.13%, dated 08/31/15 due 09/01/15 (5)	Credit Suisse (USA) LLC, 0.14%, dated 08/31/15 due 09/01/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 08/31/15 due 09/01/15 (7)	Total
UltraShort Industrials	2,843,826	69,362	1,109,786	416,170	800,789	346,808	450,850	6,037,591
UltraShort Oil & Gas	8,431,864	205,655	3,290,484	1,233,931	2,374,317	1,028,276	1,336,759	17,901,286
UltraShort Oil & Gas Exploration & Production	1,745,832	42,581	681,300	255,487	491,606	212,906	276,778	3,706,490
UltraShort Real Estate	6,165,977	150,390	2,406,235	902,338	1,736,269	751,948	977,533	13,090,690
UltraShort Semiconductors	751,295	18,324	293,188	109,946	211,556	91,621	119,108	1,595,038
UltraShort Technology	4,353,624	106,186	1,698,975	637,115	1,225,931	530,930	690,209	9,242,970
UltraShort Telecommunications	51,788	1,263	20,209	7,579	14,583	6,316	8,210	109,948
UltraShort Utilities	1,360,502	33,183	530,927	199,097	383,102	165,915	215,689	2,888,415
UltraPro Short Nasdaq Biotechnology	1,821,246	44,421	710,730	266,524	512,842	222,103	288,733	3,866,599
UltraPro Short Financials	2,119,673	51,699	827,189	310,196	596,876	258,496	336,046	4,500,175
Short MSCI EAFE	22,813,353	556,423	8,902,772	3,338,540	6,423,979	2,782,116	3,616,751	48,433,934
Short MSCI Emerging Markets	90,783,709	2,214,237	35,427,789	13,285,420	25,563,655	11,071,184	14,392,539	192,738,533
Short FTSE China 50	5,754,169	140,347	2,245,529	842,074	1,620,308	701,728	912,246	12,216,401
UltraShort MSCI EAFE	1,737,694	42,383	678,125	254,296	489,315	211,914	275,488	3,689,215
UltraShort MSCI Emerging Markets	27,929,084	681,197	10,899,155	4,087,183	7,864,511	3,405,986	4,427,782	59,294,898
UltraShort FTSE Europe	8,843,226	215,688	3,451,015	1,294,132	2,490,152	1,078,442	1,401,975	18,774,630
UltraShort MSCI Pacific ex-Japan	228,188	5,566	89,049	33,393	64,255	27,828	36,176	484,455
UltraShort MSCI Brazil Capped	4,899,722	119,505	1,912,087	717,032	1,379,706	597,527	776,785	10,402,364
UltraShort FTSE China 50	21,855,697	533,066	8,529,051	3,198,395	6,154,314	2,665,329	3,464,928	46,400,780
UltraShort MSCI Japan	2,912,253	71,031	1,136,489	426,182	820,057	355,153	461,699	6,182,864
UltraShort MSCI Mexico Capped IMI	206,237	5,030	80,482	30,181	58,074	25,151	32,696	437,851
Short 7-10 Year Treasury	13,432,341	327,619	5,241,889	1,965,708	3,782,394	1,638,090	2,129,518	28,517,559
Short 20+ Year Treasury	108,143,970	2,637,658	42,202,524	15,825,947	30,452,106	13,188,289	17,144,776	229,595,270
Short High Yield	50,796,315	1,238,935	19,822,952	7,433,607	14,303,662	6,194,673	8,053,074	107,843,218
Short Investment Grade Corporate	1,304,170	31,810	508,944	190,854	367,239	159,045	206,759	2,768,821
UltraShort 3-7 Year Treasury	1,275,110	31,100	497,604	186,602	359,057	155,501	202,152	2,707,126
UltraShort 7-10 Year Treasury	21,091,481	514,426	8,230,822	3,086,558	5,939,120	2,572,132	3,343,771	44,778,310
UltraShort 20+ Year Treasury	388,328,312	9,471,422	151,542,756	56,828,534	109,348,815	47,357,111	61,564,245	824,441,195
UltraShort TIPS	3,140,880	76,608	1,225,709	459,641	884,436	383,034	497,944	6,668,252
UltraPro Short 20+ Year Treasury	44,713,544	1,090,574	17,449,188	6,543,445	12,590,823	5,452,870	7,088,733	94,929,177
Ultra S&P500®	67,233,727	1,639,847	26,237,552	9,839,082	18,932,249	8,199,235	10,659,005	142,740,697
Ultra QQQ®	65,882,305	1,606,885	25,710,168	9,641,313	18,551,704	8,034,427	10,444,756	139,871,558
Ultra Dow30SM	12,114,884	295,485	4,727,760	1,772,910	3,411,412	1,477,425	1,920,652	25,720,528
Ultra MidCap400	19,140,153	466,833	7,469,328	2,800,998	5,389,648	2,334,165	3,034,414	40,635,539
Ultra Russell2000	15,255,904	372,095	5,953,523	2,232,571	4,295,888	1,860,476	2,418,619	32,389,076
Ultra SmallCap600	320,545	7,818	125,091	46,909	90,262	39,091	50,818	680,534
UltraPro S&P500®	21,161,018	516,122	8,257,959	3,096,734	5,958,701	2,580,612	3,354,796	44,925,942
UltraPro QQQ®	21,844,504	532,792	8,524,684	3,196,757	6,151,163	2,663,964	3,463,153	46,377,017
UltraPro Dow30SM	10,775,813	262,825	4,205,195	1,576,948	3,034,346	1,314,124	1,708,361	22,877,612
UltraPro MidCap400	1,549,950	37,804	604,858	226,822	436,448	189,018	245,724	3,290,624
UltraPro Russell2000	1,447,581	35,307	564,910	211,841	407,622	176,534	229,495	3,073,290
Ultra Basic Materials	5,473,522	133,501	2,136,009	801,002	1,541,281	667,503	867,754	11,620,572
Ultra Nasdaq Biotechnology	9,686,090	236,246	3,779,937	1,417,477	2,727,492	1,181,230	1,535,600	20,564,072
Ultra Consumer Goods	1,143,450	27,889	446,224	167,334	321,982	139,445	181,279	2,427,603
Ultra Consumer Services	789,048	19,245	307,921	115,470	222,187	96,225	125,093	1,675,189
Ultra Financials	20,752,862	506,167	8,098,678	3,037,004	5,843,769	2,530,837	3,290,088	44,059,405
Ultra Gold Miners	389,099	9,490	151,845	56,941	109,566	47,451	61,686	826,078
Ultra Junior Miners	332,477	8,109	129,747	48,655	93,622	40,546	52,709	705,865
Ultra Health Care	3,366,309	82,105	1,313,681	492,631	947,914	410,525	533,683	7,146,848
Ultra Homebuilders & Supplies	368,811	8,995	143,926	53,972	103,853	44,977	58,470	783,004
Ultra Industrials	500,886	12,217	195,468	73,300	141,044	61,084	79,409	1,063,408

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.13%, dated 08/31/15 due 09/01/15 (1)	BNP Paribas Securities Corp., 0.01%, dated 08/31/15 due 09/01/15 (2)	BNP Paribas Securities Corp., 0.12%, dated 08/31/15 due 09/01/15 (3)	BNP Paribas Securities Corp., 0.13%, dated 08/31/15 due 09/01/15 (4)	Credit Suisse (USA) LLC, 0.13%, dated 08/31/15 due 09/01/15 (5)	Credit Suisse (USA) LLC, 0.14%, dated 08/31/15 due 09/01/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 08/31/15 due 09/01/15 (7)	Total
Ultra Oil & Gas	12,516,164	305,272	4,884,357	1,831,634	3,524,409	1,526,362	1,984,270	26,572,468
Ultra Oil & Gas Exploration & Production	97,287	2,373	37,966	14,237	27,395	11,864	15,424	206,546
Ultra Real Estate	1,642,224	40,054	640,868	240,325	462,432	200,271	260,353	3,486,527
Ultra S&P Regional Banking	401,309	9,788	156,609	58,729	113,004	48,940	63,622	852,001
Ultra Semiconductors	3,502,687	85,431	1,366,902	512,589	986,317	427,157	555,304	7,436,387
Ultra Technology	1,690,441	41,230	659,684	247,382	476,009	206,151	267,997	3,588,894
Ultra Telecommunications	197,620	4,820	77,119	28,920	55,648	24,100	31,330	419,557
Ultra Utilities	1,647,692	40,188	643,002	241,126	463,971	200,938	261,220	3,498,137
UltraPro Nasdaq Biotechnology	2,264,254	55,226	883,611	331,354	637,588	276,129	358,967	4,807,129
UltraPro Financials	350,093	8,540	136,621	51,233	98,582	42,694	55,502	743,265
Ultra MSCI EAFE	3,558,353	86,789	1,388,625	520,735	1,001,992	433,946	564,129	7,554,569
Ultra MSCI Emerging Markets	4,588,293	111,910	1,790,553	671,457	1,292,011	559,548	727,412	9,741,184
Ultra FTSE Europe	6,373,341	155,447	2,487,157	932,684	1,794,660	777,237	1,010,408	13,530,934
Ultra MSCI Pacific ex-Japan	413,242	10,079	161,266	60,475	116,364	50,395	65,514	877,335
Ultra MSCI Brazil Capped	987,499	24,084	385,366	144,512	278,069	120,427	156,555	2,096,512
Ultra FTSE China 50	3,990,888	97,339	1,557,420	584,032	1,123,789	486,694	632,702	8,472,864
Ultra MSCI Japan	885,633	21,601	345,613	129,606	249,384	108,004	140,405	1,880,246
Ultra MSCI Mexico Capped IMI	1,250,615	30,502	488,045	183,017	352,159	152,514	198,268	2,655,120
Ultra 7-10 Year Treasury	2,867,448	69,938	1,119,004	419,626	807,441	349,689	454,595	6,087,741
Ultra 20+ Year Treasury	4,407,155	107,492	1,719,865	644,950	1,241,004	537,458	698,695	9,356,619
Ultra High Yield	165,827	4,045	64,713	24,267	46,695	20,223	26,290	352,060
Ultra Investment Grade Corporate	189,721	4,627	74,038	27,764	53,423	23,137	30,078	402,788
	$2,050,000,000	$50,000,000	$800,000,000	$300,000,000	$577,256,575	$250,000,000	$325,000,000	$4,352,256,575

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2015 as follows:

(1) U.S. Treasury Bonds, 0%, due 10/15/15 to 05/15/45; U.S. Treasury Notes, 0% to 2.13%, due 08/15/16 to 02/15/23, which had an aggregate value at the Trust level of $2,091,000,084.

(2) U.S. Treasury Notes, 1.38% to 3.25%, due 06/30/16 to 08/31/20, which had an aggregate value at the Trust level of $51,000,086.

(3) U.S. Treasury Bonds, 0% to 9.13%, due 02/15/17 to 08/15/44; U.S. Treasury Notes, 0% to 3.25%, due 11/30/15 to 01/15/25, which had an aggregate value at the Trust level of $816,000,000.

(4) Federal Farm Credit Bank, 0.19% to 3.85%, due 09/10/15 to 05/01/35; Federal Home Loan Bank, 0% to 5.38%, due 09/11/15 to 07/01/33; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 09/10/15 to 03/15/31; Federal National Mortgage Association, 0% to 8.20%, due 10/15/15 to 04/18/36, which had an aggregate value at the Trust level of $306,000,000.

(5) U.S. Treasury Bonds, 0%, due 11/15/15 to 02/15/44, which had an aggregate value at the Trust level of $588,803,439.

(6) Government National Mortgage Association, 1.50% to 4.00%, due 11/20/21 to 05/20/45, which had an aggregate value at the Trust level of $255,000,018.

(7) U.S. Treasury Notes, 2.13% to 3.63%, due 02/29/16 to 02/15/20, which had an aggregate value at the Trust level of $331,500,055.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by both Moody’s and Standard and Poor’s.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective. The CDS Funds, which are actively managed, seek to obtain long or inverse exposure to the credit of debt issuers, primarily through the use of derivative instruments.

In connection with its management of certain series of the Trust included in this report (ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P500®, ProShares UltraPro QQQ, ProShares UltraPro Dow30SM, ProShares UltraPro Financials, ProShares UltraPro Short NASDAQ Biotechnology, ProShares UltraPro Russell2000 and ProShares UltraPro NASDAQ Biotechnology (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Merger ETF	86%
UltraPro Dow30SM	235%
UltraPro MidCap400	233%
UltraPro Russell2000	246%

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS North American HY Credit ETF and ProShares CDS Short North American HY Credit ETF Funds primarily invest in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS North American HY Credit ETF will normally be a “seller” of credit protection on North American high yield debt issuers through index-based CDS. The ProShares CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on August 31, 2015 contractually terminate within 27 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for the CDS Funds, which seek to provide long or inverse exposure to the credit of debt issuers), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the short Euro futures contracts held by ProShares Hedge Replication ETF the primary risk is foreign currency risk. The primary risk for the CDS Funds is credit risk.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations.

At August 31, 2015, the ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraShort Basic Materials, ProShares UltraShort Gold Miners, ProShares UltraShort Junior Miners, ProShares UltraShort Oil & Gas, ProShares UltraShort Oil & Gas Exploration & Production, ProShares UltraPro Short Nasdaq Biotechnology, ProShares UltraShort MSCI EAFE, ProShares UltraShort FTSE Europe, ProShares UltraShort MSCI Pacific ex-Japan, ProShares UltraShort MSCI Brazil Capped, ProShares UltraShort FTSE China 50, ProShares UltraShort MSCI Mexico Capped IMI, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra SmallCap600, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

UltraPro Russell2000, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Financials, ProShares Ultra Real Estate, ProShares Ultra Technology, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra FTSE China 50 and ProShares Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

ProShares 30 Year TIPS/TSY Spread seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 30-Year Inflation Breakeven Index. The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Credit Suisse 30-Year Inflation Breakeven Index (and the Fund) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2015 (Unaudited)

•        Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in the Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

5. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

On July 31, 2015, ProShares announced that it planned to close and liquidate ProShares UltraShort Telecommunications, a Fund trading on NYSE Arca. After the close of business on September 14, 2015, the Fund stopped accepting creation orders. Trading in the Fund was suspended prior to market open on September 15, 2015. From September 15 through the Fund’s liquidation date, the Fund was not traded on NYSE Arca and there was no secondary market for its shares. During this period, the Fund was in the process of liquidating its portfolio and was not managed in accordance with its investment objective. Proceeds of the liquidation were distributed to shareholders on September 30, 2015.

Any shareholders remaining in the Fund on the distribution date automatically had their shares redeemed for cash at the net asset value as of the liquidation date. The cash distribution was deposited into the cash portion of their brokerage accounts. These cash distributions are taxable events and shareholders should consult their tax advisors about potential tax consequences.

On October 12, 2015, the Advisor received a notification from BATS Exchange indicating that ProShares CDS North American HY Credit ETF did not meet the beneficial holders requirements and that BATS Exchange will consider suspending the Fund from trading or delisting the Fund. The Advisor intends to file a plan for compliance on behalf of the Fund with the exchange. If the plan is approved, the Fund will have up to 180 calendar days from approval to comply with the beneficial holders requirement. If the plan is not approved, the exchange will take further action, which could include delisting the Fund.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 26, 2015

By:	/s/ Charles Todd
Charles Todd
Treasurer
October 26, 2015